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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

Amendment No. 1

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA	94105

(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Wilmington, New Castle County, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-474-2737

Date of fiscal year end:     March 31, 2004

Date of reporting period:     March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

iShares®

ITEM 1. Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2004

iSHARES S&P 100 INDEX FUND

iSHARES S&P GLOBAL 100 INDEX FUND

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

iSHARES S&P EUROPE 350 INDEX FUND

iSHARES S&P LATIN AMERICA 40 INDEX FUND

iSHARES S&P/TOPIX 150 INDEX FUND

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND

To Our Shareholders:

Stock markets around the world generally posted solid gains during the past twelve months, reversing the trend of the past several years. The uncertainty that characterized the first few months of the fiscal year, including war in Iraq and high unemployment levels, diminished as the year progressed. In the U.S., healthy gross domestic product (GDP) growth in the third and fourth quarters of 2003 contributed to the performance trend. The improving economic climate in the U.S. was echoed in countries around the world, in some part due to increased export demand from the U.S. While the performance of the past year has been a welcome relief, there is no guarantee that more challenging conditions will not return.

The iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched late in 2003, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios – and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 85 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide range of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in key concepts: such as keeping the costs associated with investing as low as possible, managing risk and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of March 31, 2004, had reached $72.8 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss
Lee T. Kranefuss President and Chairman of the Board of Trustees iShares Trust

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the Fund(s) are an appropriate investment for you, carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees may help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or the New York Stock Exchange, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

3

Managers’ Discussion & Analysis

iSHARES® S&P 100 INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.55%	30.64%	30.87%	(6.70)%	(6.70)%	(6.52)%	(21.21)%	(21.21)%	(20.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (10/27/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P 100 INDEX FUND	STANDARD & POOR’S 100 INDEX
Oct 23, 2000	$10,000	$10,000
Oct 31, 2000	$10,226	$10,227
Nov 30, 2000	$9,507	$9,509
Dec 31, 2000	$9,370	$9,368
Jan 31, 2001	$9,765	$9,767
Feb 28, 2001	$8,758	$8,760
Mar 31, 2001	$8,093	$8,096
Apr 30, 2001	$8,835	$8,840
May 31, 2001	$8,855	$8,863
Jun 30, 2001	$8,664	$8,672
Jul 31, 2001	$8,534	$8,545
Aug 31, 2001	$7,933	$7,942
Sep 30, 2001	$7,331	$7,340
Oct 31, 2001	$7,493	$7,503
Nov 30, 2001	$8,057	$8,070
Dec 31, 2001	$8,059	$8,074
Jan 31, 2002	$7,917	$7,934
Feb 28, 2002	$7,777	$7,793
Mar 31, 2002	$7,994	$8,013
Apr 30, 2002	$7,371	$7,389
May 31, 2002	$7,336	$7,356
Jun 30, 2002	$6,805	$6,823
Jul 31, 2002	$6,377	$6,395
Aug 31, 2002	$6,413	$6,432
Sep 30, 2002	$5,678	$5,695
Oct 31, 2002	$6,298	$6,319
Nov 30, 2002	$6,693	$6,716
Dec 31, 2002	$6,228	$6,250
Jan 31, 2003	$6,066	$6,088
Feb 28, 2003	$5,975	$5,998
Mar 31, 2003	$6,036	$6,060
Apr 30, 2003	$6,554	$6,582
May 31, 2003	$6,815	$6,844
Jun 30, 2003	$6,925	$6,957
Jul 31, 2003	$7,059	$7,093
Aug 31, 2003	$7,126	$7,162
Sep 30, 2003	$7,070	$7,104
Oct 31, 2003	$7,385	$7,423
Nov 30, 2003	$7,406	$7,446
Dec 31, 2003	$7,846	$7,891
Jan 31, 2004	$7,989	$8,036
Feb 29, 2004	$8,063	$8,111
Mar 31, 2004	$7,881	$7,930

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Consumer Discretionary	7.93%
Consumer Staples	15.56%
Energy	5.88%
Financials	20.58%
Health Care	13.09%
Industrials	10.86%
Information Technology	17.97%
Materials	2.54%
Short-Term and Net Other Assets	0.15%
Telecommunication Services	3.93%
Utilities	1.51%

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 30.55%, compared to a return of 30.87% by the Index.

Equity markets rebounded during the reporting period. Positive economic news and corporate earnings growth provided signs of encouragement during the reporting period, and equities responded positively. While gross domestic product (GDP) figures revealed signs of economic growth during the reporting period, jobless claims remained high during much of the period, leading to concerns about the strength of the recovery. However, in January the unemployment rate fell to 5.6%, the lowest rate since the 5.4% recorded in October 2001. Jobless claims also began to drop, dipping to a three-year low by mid-March. Even so, at its March 16 meeting the Federal Reserve Board kept its benchmark interest rate at its 46-year low of 1.0%, citing low inflation, ample factory capacity and high unemployment levels.

Within the Index, every sector posted positive returns. Financial stocks led the way, as equity valuations rose and investor activity increased. Consumer discretionary stocks also enjoyed a resurgence during the reporting period. Performance was also strong for many information technology stocks. Within the information technology sector, some robust performance mixed with more lackluster returns for several bellwether stocks resulted in a healthy, but not top-performing, average for the group.

Among the Fund’s ten largest holdings, Cisco Systems Inc. (2.80% of the net assets of the Fund as of March 31, 2004) was the top performer with a gain of 81.59% during the reporting period. Intel Corp. (3.06% of the net assets of the Fund as of March 31, 2004) returned 67.08%. However, information technology giant Microsoft Corp. (4.67% of the net assets of the Fund as of March 31, 2004) rose a more modest 2.97%, the weakest performance among the ten largest holdings. Financial company Citigroup Inc. (4.61% of the net assets of the Fund as of March 31, 2004) climbed 50.07%, insurance carrier American International Group Inc. (3.22% of the net assets of the Fund as of March 31, 2004) rose 44.29%, and Bank of America Corp. (2.89% of the net assets of the Fund as of March 31, 2004) gained 21.15%. Wal-Mart Stores Inc. (4.48% of the Fund’s net assets as of March 31, 2004) returned 14.72% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.68%	38.46%	38.64%	(5.91)%	(5.69)%	(5.12)%	(18.32)%	(17.68)%	(16.02)%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (12/08/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P GLOBAL 100 INDEX FUND	STANDARD & POOR’S GLOBAL 100 INDEX
Dec 5, 2000	$10,000	$10,000
Dec 31, 2000	$9,612	$9,670
Jan 31, 2001	$9,939	$10,028
Feb 28, 2001	$8,962	$9,049
Mar 31, 2001	$8,406	$8,462
Apr 30, 2001	$9,175	$9,249
May 31, 2001	$8,974	$9,044
Jun 30, 2001	$8,706	$8,811
Jul 31, 2001	$8,503	$8,604
Aug 31, 2001	$8,013	$8,116
Sep 30, 2001	$7,443	$7,537
Oct 31, 2001	$7,684	$7,789
Nov 30, 2001	$8,150	$8,264
Dec 31, 2001	$8,180	$8,313
Jan 31, 2002	$7,832	$7,937
Feb 28, 2002	$7,707	$7,850
Mar 31, 2002	$7,959	$8,100
Apr 30, 2002	$7,463	$7,610
May 31, 2002	$7,414	$7,561
Jun 30, 2002	$6,980	$7,136
Jul 31, 2002	$6,430	$6,560
Aug 31, 2002	$6,439	$6,583
Sep 30, 2002	$5,685	$5,804
Oct 31, 2002	$6,265	$6,406
Nov 30, 2002	$6,611	$6,758
Dec 31, 2002	$6,220	$6,354
Jan 31, 2003	$5,994	$6,119
Feb 28, 2003	$5,895	$6,023
Mar 31, 2003	$5,933	$6,059
Apr 30, 2003	$6,465	$6,608
May 31, 2003	$6,753	$6,900
Jun 30, 2003	$6,858	$7,019
Jul 31, 2003	$6,985	$7,150
Aug 31, 2003	$7,051	$7,218
Sep 30, 2003	$7,120	$7,288
Oct 31, 2003	$7,465	$7,635
Nov 30, 2003	$7,595	$7,780
Dec 31, 2003	$8,118	$8,319
Jan 31, 2004	$8,270	$8,492
Feb 29, 2004	$8,397	$8,636
Mar 31, 2004	$8,168	$8,400

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Consumer Discretionary	8.06%
Consumer Staples	13.74%
Energy	11.62%
Financials	20.32%
Health Care	13.49%
Industrials	7.78%
Information Technology	16.61%
Materials	2.68%
Short-Term and Net Other Assets	0.30%
Telecommunication Services	4.56%
Utilities	0.84%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 37.68%, compared to a return of 38.64% by the Index.

Global equity markets rebounded during the reporting period. In the U.S., the Federal Reserve Board cut short-term interest rates by 0.25% to 1.0%, the lowest level since the Eisenhower administration. Gross domestic product (“GDP”) levels grew throughout the year, and corporate earnings levels improved. Unemployment rates remained a problem for much of the reporting period, rising to a nine-year high before declining in the final few months.

Japan and other Asian markets enjoyed increased export levels, largely due to improving economic conditions in the U.S. and, to a lesser extent, burgeoning demand from China. For the fourth quarter of 2003, Japan delivered GDP annual growth of 7%, its highest level in 13 years.

In Europe, many markets also rebounded, thanks to increased export levels to both the U.S. and other European neighbors. A strong currency posed a concern about export growth, but did not appear to hinder demand during the reporting period. For U.S.-based investors, the strong local currency boosted investment returns.

All of the Fund’s ten largest holdings at March 31, 2004 logged gains during the reporting period. Intel Corp. (2.58% of the net assets of the Fund as of March 31, 2004) led the way as the information technology sector enjoyed a resurgence during the reporting period. Microsoft Corp. (3.47% of the net assets of the Fund as of March 31, 2004) posted more modest gains during the reporting period.

Financial companies generally performed well during the reporting period, benefiting from renewed investor interest, improved market valuations, and low interest rates. Citigroup Inc. (3.85% of the net assets of the Fund as of March 31, 2004), American International Group Inc. (2.71% of the net assets of the Fund as of March 31, 2004), and HSBC Holdings PLC (2.31% of the net assets of the Fund as of March 31, 2004) all logged gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.55%	38.66%	36.30%	9.79%	10.71%	9.22%	24.92%	27.45%	23.35%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND	STANDARD & POOR’S GLOBAL ENERGY SECTOR INDEX
Nov 12, 2001	$10,000	$10,000
Nov 30, 2001	$9,472	$9,460
Dec 31, 2001	$9,995	$9,999
Jan 31, 2002	$9,815	$9,797
Feb 28, 2002	$10,307	$10,324
Mar 31, 2002	$11,009	$11,009
Apr 30, 2002	$10,676	$10,610
May 31, 2002	$10,808	$10,776
Jun 30, 2002	$10,779	$10,796
Jul 31, 2002	$9,644	$9,591
Aug 31, 2002	$9,710	$9,648
Sep 30, 2002	$8,867	$8,730
Oct 31, 2002	$8,954	$8,908
Nov 30, 2002	$9,149	$9,099
Dec 31, 2002	$9,436	$9,360
Jan 31, 2003	$9,064	$8,982
Feb 28, 2003	$9,136	$9,019
Mar 31, 2003	$9,148	$9,050
Apr 30, 2003	$9,234	$9,136
May 31, 2003	$10,138	$10,033
Jun 30, 2003	$10,203	$10,119
Jul 31, 2003	$9,938	$9,860
Aug 31, 2003	$10,358	$10,253
Sep 30, 2003	$10,230	$10,125
Oct 31, 2003	$10,426	$10,296
Nov 30, 2003	$10,609	$10,487
Dec 31, 2003	$12,115	$11,985
Jan 31, 2004	$11,845	$11,748
Feb 29, 2004	$12,438	$12,316
Mar 31, 2004	$12,492	$12,335

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY COUNTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Argentina	0.38%
Brazil	1.16%
Canada	7.24%
China	0.88%
France	8.54%
Italy	4.79%
Japan	0.86%
Netherlands	6.19%
Norway	1.90%
Spain	2.11%
United Kingdom	20.15%
United States	45.60%
Short-Term and Net Other Assets	0.20%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). For the one-year period ending March 31, 2004 (the “reporting period”), the Fund returned 36.55%, compared to a return of 36.30% by the Index.

Global equity markets generally posted healthy gains during the reporting period. In many regions, signs of economic growth began to emerge. The U.S. experienced healthier gross domestic product growth levels throughout the reporting period. The more optimistic economic outlook in the U.S., in turn, led to increased export demand, fueling growth in Europe and Asia.

Although oil prices finished the year at roughly the same level that they had begun, they experienced considerable volatility during the reporting period. Early in the reporting period, the war in Iraq elevated oil prices to nearly $40 a barrel as it created instability in the region. By summer, however, oil prices had begun to drift downward as a result of resumed production in Iraq and higher inventories in the U.S. and Europe, as well as increased production in Russia. By August, the price of crude oil dipped to just over $25 per barrel. Fearing further price erosion and rising inventories, the Organization of Petroleum Exporting Countries (“OPEC”) decided to cut production by 3%-5%, beginning in November. Driven up by output constraints and a cold winter in the Northeastern United States oil prices topped $38 per barrel in March.

Nine of the Fund’s ten largest holdings posted gains during the reporting period. Benefiting from higher oil prices, exploration and service company Schlumberger Ltd. (2.89% of the net assets of the Fund as of March 31, 2004) was the best performer among the Fund’s ten largest holdings. The large, diversified oil companies also performed well: ChevronTexaco Corp. (4.83% of the net assets of the Fund as of March 31, 2004) and BG Group PLC (2.96% of the net assets of the Fund as of March 31, 2004) both logged solid gains during the reporting period.

Italian gas company Eni SpA (4.79% of the Fund’s net assets as of March 31, 2004) received a boost from news that the government would combine it with the national electric company into a separately traded company that would be sold to investors.

The only holding among the Fund’s top ten to post a loss during the reporting period was Shell Transport & Trading Co. PLC (4.28% of the net assets of the Fund as of March 31, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.23%	54.90%	55.75%	8.92%	9.40%	9.85%	22.59%	23.89%	25.06%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND	STANDARD & POOR’S GLOBAL FINANCIALS SECTOR INDEX
Nov 12, 2001	$10,000	$10,000
Nov 30, 2001	$10,124	$10,135
Dec 31, 2001	$10,273	$10,291
Jan 31, 2002	$9,971	$9,989
Feb 28, 2002	$9,789	$9,849
Mar 31, 2002	$10,464	$10,505
Apr 30, 2002	$10,497	$10,554
May 31, 2002	$10,575	$10,631
Jun 30, 2002	$9,998	$10,087
Jul 31, 2002	$9,041	$9,089
Aug 31, 2002	$9,149	$9,216
Sep 30, 2002	$7,881	$7,921
Oct 31, 2002	$8,644	$8,709
Nov 30, 2002	$9,080	$9,156
Dec 31, 2002	$8,555	$8,631
Jan 31, 2003	$8,267	$8,355
Feb 28, 2003	$8,102	$8,187
Mar 31, 2003	$7,948	$8,030
Apr 30, 2003	$9,016	$9,126
May 31, 2003	$9,533	$9,653
Jun 30, 2003	$9,694	$9,830
Jul 31, 2003	$10,133	$10,264
Aug 31, 2003	$10,028	$10,163
Sep 30, 2003	$10,229	$10,382
Oct 31, 2003	$11,036	$11,197
Nov 30, 2003	$11,114	$11,292
Dec 31, 2003	$11,791	$11,976
Jan 31, 2004	$12,076	$12,307
Feb 29, 2004	$12,358	$12,622
Mar 31, 2004	$12,259	$12,507

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Banks	49.29%
Diversified Financials	27.02%
Insurance	19.62%
Real Estate	3.61%
Short-Term and Net Other Assets	0.46%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 54.23%, compared to a return of 55.75% by the Index.

Global markets rebounded during the reporting period. In the U.S., gross domestic product (“GDP”) growth figures for each successive quarter during the reporting period revealed a strengthening economy. Corporate earnings levels also improved over the course of the reporting period. In Japan, strong export levels continued to fuel economic growth. Fourth quarter GDP growth was reported at an annual rate of 7.0%, its highest level in 13 years. Europe also experienced growth, due to a large extent to improved conditions in the U.S. and a corresponding increase in export demand.

Financial companies around the world generally benefited from the improved economic conditions. Investment banks, in particular, were buoyed by increased equity valuations and renewed investor interest in financial markets. In addition, lower interest rates and corresponding high levels of refinance activity continued to be a boon to lenders.

All of the Fund’s ten largest holdings posted double-digit gains during the reporting period. J.P. Morgan Chase & Co. (1.93% of the net assets of the Fund as of March 31, 2004), which had suffered losses in prior reporting periods, rebounded strongly during the one-year period, as investor activity increased and valuations improved.

UBS AG (whose registered shares were 1.98% of the Fund’s net assets as of March 31, 2004) also posted healthy gains, buoyed by the improvement in the investment climate and the low interest-rate environment. The more positive conditions also helped to fuel gains for Citigroup Inc., the largest holding at 6.01% of the net assets of the Fund, and American Express Co. (1.51% of the net assets of the Fund as of March 31, 2004). Fannie Mae (1.63% of the net assets of the Fund as of March 31, 2004), with more moderate gains during the reporting period, was the weakest performer among the Fund’s ten largest holdings.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.98%	18.13%	18.80%	(1.95)%	(1.85)%	(1.50)%	(4.57)%	(4.35)%	(3.52)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (11/21/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND	STANDARD & POOR’S GLOBAL HEALTHCARE SECTOR INDEX
Nov 13, 2001	$10,000	$10,000
Nov 30, 2001	$10,176	$10,179
Dec 31, 2001	$9,964	$9,972
Jan 31, 2002	$9,736	$9,735
Feb 28, 2002	$9,894	$9,906
Mar 31, 2002	$9,908	$9,924
Apr 30, 2002	$9,506	$9,521
May 31, 2002	$9,274	$9,286
Jun 30, 2002	$8,670	$8,695
Jul 31, 2002	$8,312	$8,314
Aug 31, 2002	$8,300	$8,315
Sep 30, 2002	$7,862	$7,866
Oct 31, 2002	$8,282	$8,293
Nov 30, 2002	$8,413	$8,430
Dec 31, 2002	$8,182	$8,203
Jan 31, 2003	$8,058	$8,091
Feb 28, 2003	$7,861	$7,894
Mar 31, 2003	$8,089	$8,121
Apr 30, 2003	$8,501	$8,539
May 31, 2003	$8,706	$8,752
Jun 30, 2003	$8,977	$9,036
Jul 31, 2003	$8,822	$8,878
Aug 31, 2003	$8,530	$8,585
Sep 30, 2003	$8,725	$8,789
Oct 31, 2003	$8,832	$8,894
Nov 30, 2003	$9,080	$9,155
Dec 31, 2003	$9,633	$9,710
Jan 31, 2004	$9,811	$9,907
Feb 29, 2004	$9,882	$9,994
Mar 31, 2004	$9,543	$9,647

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Short-Term and Net Other Assets	0.22%
Health Care Equipment & Services	23.24%
Pharmaceuticals & Biotechnology	76.54%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 17.98%, compared to a return of 18.80% by the Index.

Global equity markets rebounded during the reporting period. In the U.S., gross domestic product (“GDP”) levels grew throughout the year, and corporate earnings levels improved. Unemployment rates remained a problem for much of the reporting period, rising to a nine-year high before declining in the final few months.

Japan enjoyed increased export levels, largely due to improving economic conditions in the U.S. and, to a lesser extent, burgeoning demand from China. For the fourth quarter of 2003, Japan delivered GDP annual growth of 7%, its highest level in 13 years.

In Europe, markets also rebounded, thanks to increased export levels to both the U.S. and other European neighbors. For those countries in the European Monetary Union, a strong euro relative to the U.S. dollar posed a concern about export growth, but did not appear to hinder export demand during the reporting period. For U.S.-based investors, the strong euro boosted investment returns.

Health care companies posted mixed results for the reporting period. Several key pharmaceutical companies faced expirations on their patents and in turn, the threat of competition from generic drug makers. However, several pharmaceutical companies saw their share price rise during the reporting period on positive news related to drugs in their pipelines.

Swiss pharmaceutical company Roche Holding AG Genusschein (3.48% of the net assets of the Fund as of March 31, 2004) was the strongest performer among the Fund’s ten largest holdings. Switzerland’s largest pharmaceutical company, Novartis AG (5.41% of the net assets of the Fund as of March 31, 2004), however, finished the reporting period with a more modest gain, after losing ground on news that it was considering a merger with Aventis SA (2.72% of the Fund’s net assets as of March 31, 2004), France’s largest drugmaker.

On the heels of its success with its popular drug Nexium, AstraZeneca PLC (4.00% of the net assets of the Fund as of March 31, 2004) received favorable news from a study on its blood-thinning drug Exanta, and posted positive returns for the reporting period. GlaxoSmithKline PLC (6.00% of the net assets of the Fund as of March 31, 2004) lost ground for the reporting period, despite FDA approval of its antidepressant drug Paxil for treatment of premenstrual dysphoric disorder.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
52.39%	51.50%	52.95%	(1.76)%	(1.76)%	(0.94)%	(4.13)%	(4.15)%	(2.23)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND	STANDARD & POOR’S GLOBAL INFORMATION TECHNOLOGY SECTOR INDEX
Nov 12, 2001	$10,000	$10,000
Nov 30, 2001	$10,485	$10,484
Dec 31, 2001	$10,368	$10,380
Jan 31, 2002	$10,312	$10,337
Feb 28, 2002	$9,148	$9,203
Mar 31, 2002	$9,759	$9,790
Apr 30, 2002	$8,605	$8,652
May 31, 2002	$8,225	$8,285
Jun 30, 2002	$7,287	$7,365
Jul 31, 2002	$6,571	$6,662
Aug 31, 2002	$6,492	$6,590
Sep 30, 2002	$5,377	$5,469
Oct 31, 2002	$6,497	$6,580
Nov 30, 2002	$7,539	$7,628
Dec 31, 2002	$6,437	$6,527
Jan 31, 2003	$6,317	$6,422
Feb 28, 2003	$6,398	$6,489
Mar 31, 2003	$6,291	$6,393
Apr 30, 2003	$6,911	$7,009
May 31, 2003	$7,515	$7,615
Jun 30, 2003	$7,562	$7,673
Jul 31, 2003	$8,020	$8,143
Aug 31, 2003	$8,547	$8,672
Sep 30, 2003	$8,464	$8,609
Oct 31, 2003	$9,195	$9,348
Nov 30, 2003	$9,265	$9,419
Dec 31, 2003	$9,464	$9,624
Jan 31, 2004	$9,979	$10,165
Feb 29, 2004	$9,754	$9,945
Mar 31, 2004	$9,586	$9,777

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Semiconductors & Semiconductor Equipment	23.46%
Short-Term and Net Other Assets	0.14%
Software & Services	27.72%
Technology Hardware & Equipment	48.68%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 52.39%, compared to a return of 52.95% by the Index.

Global equity markets rebounded during the reporting period. In the U.S., gross domestic product (“GDP”) growth levels throughout the reporting period portrayed economic strength. Corporate earnings announcements provided additional encouragement in the form of increased earnings levels and stabilizing earnings expectations. An improving U.S. economy also translated into increased commerce for many European and Asian companies. In the fourth quarter, Japan enjoyed its highest GDP growth level in 13 years, in large part due to its exporters.

Information technology stocks were one of the market leaders during the reporting period. Both global PC sales and global chip sales levels climbed throughout the period, spurring a rally in the depressed technology sector. In the U.S., improving economic conditions and renewed investor interest fueled a resurgence in the technology sector. U.S. demand for technology-related exports, in turn, helped drive returns for some Asian and European-based technology and telecommunications companies.

All of the Fund’s ten largest holdings posted gains during the reporting period. Korea’s Samsung Electronics Co. Ltd. (2.68% of the net assets of the Fund as of March 31, 2004) led the way with strong gains. The company benefited from increased export demand, primarily from the U.S.

U.S.-based technology companies generally rebounded, buoyed by the improving economic environment. QUALCOMM Inc. (2.18% of the net assets of the Fund as of March 31, 2004), Cisco Systems Inc. (6.74% of the net assets of the Fund as of March 31, 2004), and Intel Corp. (7.35% of the net assets of the Fund as of March 31, 2004) all performed well during the reporting period. Finland’s Nokia OYJ (4.08% of the net assets of the Fund as of March 31, 2004) rebounded along with many other telecommunications-related companies worldwide. The largest holding at 11.27% of the net assets of the Fund, Microsoft Corp. posted only modest gains, making it the poorest performer among the ten largest holdings.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.06%	40.58%	40.88%	(2.60)%	(2.09)%	(2.03)%	(6.09)%	(4.90)%	(4.77)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND	STANDARD & POOR’S GLOBAL TELECOMMUNICATIONS SECTOR INDEX
Nov 12, 2001	$10,000	$10,000
Nov 30, 2001	$10,197	$10,207
Dec 31, 2001	$10,196	$10,217
Jan 31, 2002	$9,190	$9,204
Feb 28, 2002	$8,692	$8,731
Mar 31, 2002	$8,850	$8,862
Apr 30, 2002	$7,848	$7,863
May 31, 2002	$7,948	$7,945
Jun 30, 2002	$7,094	$7,108
Jul 31, 2002	$6,719	$6,725
Aug 31, 2002	$6,752	$6,777
Sep 30, 2002	$5,714	$5,734
Oct 31, 2002	$7,023	$7,054
Nov 30, 2002	$7,806	$7,833
Dec 31, 2002	$7,325	$7,362
Jan 31, 2003	$7,167	$7,210
Feb 28, 2003	$6,799	$6,851
Mar 31, 2003	$6,705	$6,761
Apr 30, 2003	$7,464	$7,531
May 31, 2003	$8,026	$8,093
Jun 30, 2003	$8,100	$8,189
Jul 31, 2003	$7,920	$7,988
Aug 31, 2003	$7,894	$7,964
Sep 30, 2003	$7,926	$8,006
Oct 31, 2003	$8,273	$8,340
Nov 30, 2003	$8,534	$8,620
Dec 31, 2003	$9,189	$9,282
Jan 31, 2004	$9,474	$9,588
Feb 29, 2004	$9,599	$9,736
Mar 31, 2004	$9,391	$9,525

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

TOP FUND ALLOCATIONS BY COUNTRY

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Australia	2.16%
Canada	2.46%
France	3.44%
Germany	4.19%
Hong Kong	1.67%
Italy	4.64%
Japan	8.85%
Mexico	2.53%
Netherlands	1.65%
Other Countries	4.00%
Portugal	1.25%
Spain	6.77%
United Kingdom	20.38%
United States	35.76%
Short-Term and Net Other Assets	0.25%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 40.06%, compared to a return of 40.88% by the Index.

Markets around the world rebounded during the reporting period, driven by improving economic conditions. Throughout the period, the U.S. saw increases in gross domestic product (“GDP”) growth levels as well as corporate earnings levels. Japan also saw an unexpectedly strong rise in GDP growth, thanks largely to export growth. After struggling with recession for more than a decade, Japan’s fourth quarter GDP annual growth rate was the strongest in 13 years. Europe began to experience some economic growth, albeit more moderate, and benefited from export demand from the improved U.S. economy.

As countries around the world experienced an increase in economic activity, global telecommunications stocks generally responded to the improved conditions. In some cases, the growth came from a renewed interest in investment activity. Investors generally appeared more willing to return to more growth-oriented securities again, and, for many, the depressed share prices provided additional incentive.

All of the Fund’s ten largest holdings posted gains during the reporting period. AT&T Wireless Services Inc. (3.62% of the net assets of the Fund as of March 31, 2004) led the way with triple-digit gains for the reporting period. In February, Cingular Wireless, the United States’ second-largest wireless carrier, announced plans to acquire AT&T Wireless, currently the nation’s third-largest wireless carrier, which would transform the two companies into the largest wireless carrier in the U.S. with a subscriber base of 46 million.

Spain’s Telefonica, S.A. (6.77% of the net assets of the Fund as of March 31, 2004), Japan’s Nippon Telegraph & Telephone Corp. (4.92% of the net assets of the Fund as of March 31, 2004), and Germany’s Deutsche Telekom AG (4.19% of the net assets of the Fund as of March 31, 2004) all benefited from increased economic activity and higher demand in their respective countries. The largest holding at 15.53% of the Fund’s net assets as of March 31, 2004, UK-based Vodafone Group PLC posted more moderate gains.

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
52.85%	53.94%	54.61%	(4.00)%	(3.80)%	(3.34)%	(13.98)%	(13.31)%	(11.75)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (7/28/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P EUROPE 350 INDEX FUND	STANDARD & POOR’S EUROPE 350 INDEX
Jul 25, 2000	$10,000	$10,000
Jul 31, 2000	$9,764	$9,772
Aug 31, 2000	$9,732	$9,759
Sep 30, 2000	$9,269	$9,289
Oct 31, 2000	$9,206	$9,266
Nov 30, 2000	$8,849	$8,929
Dec 31, 2000	$9,491	$9,542
Jan 31, 2001	$9,460	$9,545
Feb 28, 2001	$8,660	$8,736
Mar 31, 2001	$7,990	$8,026
Apr 30, 2001	$8,595	$8,712
May 31, 2001	$8,225	$8,346
Jun 30, 2001	$7,917	$8,017
Jul 31, 2001	$7,889	$7,970
Aug 31, 2001	$7,697	$7,801
Sep 30, 2001	$6,937	$6,999
Oct 31, 2001	$7,139	$7,211
Nov 30, 2001	$7,390	$7,471
Dec 31, 2001	$7,588	$7,674
Jan 31, 2002	$7,198	$7,257
Feb 28, 2002	$7,186	$7,269
Mar 31, 2002	$7,578	$7,648
Apr 30, 2002	$7,524	$7,605
May 31, 2002	$7,533	$7,592
Jun 30, 2002	$7,264	$7,368
Jul 31, 2002	$6,464	$6,530
Aug 31, 2002	$6,464	$6,549
Sep 30, 2002	$5,601	$5,650
Oct 31, 2002	$6,152	$6,229
Nov 30, 2002	$6,463	$6,559
Dec 31, 2002	$6,213	$6,300
Jan 31, 2003	$5,911	$5,996
Feb 28, 2003	$5,720	$5,815
Mar 31, 2003	$5,628	$5,708
Apr 30, 2003	$6,388	$6,503
May 31, 2003	$6,811	$6,942
Jun 30, 2003	$6,871	$7,010
Jul 31, 2003	$7,009	$7,143
Aug 31, 2003	$6,982	$7,121
Sep 30, 2003	$7,112	$7,272
Oct 31, 2003	$7,598	$7,741
Nov 30, 2003	$7,912	$8,097
Dec 31, 2003	$8,556	$8,739
Jan 31, 2004	$8,650	$8,872
Feb 29, 2004	$8,903	$9,135
Mar 31, 2004	$8,602	$8,825

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Consumer Discretionary	9.95%
Consumer Staples	9.99%
Energy	11.15%
Financials	27.96%
Health Care	9.98%
Industrials	6.18%
Information Technology	4.82%
Materials	5.83%
Short-Term and Net Other Assets	0.62%
Telecommunication Services	8.83%
Utilities	4.69%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the equity performance of leading companies in the United Kingdom and 15 countries in the Euro Zone (which includes the European Monetary Union countries plus Denmark, Norway, Sweden and Switzerland). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 52.85%, compared to a return of 54.61% by the Index.

The Fund’s underperformance for the reporting period, relative to the Index, was due in part to the negative effect of Fund expenses. Uninvested assets such as cash, held by the Fund in a rising market also had a negative impact on the Fund’s return. In addition, a difference in the methodology regarding the exchange rates used by the Fund and the Index, contributed to the Fund’s underperformance of the Index.

European markets saw signs of recovery during the reporting period. Higher gross domestic product (“GDP”) growth levels in the U.S. and Asia meant increased demand for many European markets, which also began to experience somewhat higher GDP growth and increased manufacturing levels. In some markets, business confidence levels were unexpectedly high.

The nagging problem for Europe, particularly those countries in the European Monetary Union, remained the strong euro, which continued to rise sharply against the U.S. dollar, making European exports more expensive and reducing the value of sales and earnings in U.S. dollar-denominated markets. So far, however, demand from the U.S has been sufficient to compensate for the increase in the value of the euro. For U.S.-based investors, the weaker U.S. dollar boosted investment returns in these countries.

Among the Fund’s ten largest holdings, performance was mostly positive. UBS AG (1.65% of the Fund’s net assets as of March 31, 2004) participated in a rebound for financial companies around the world, as market valuations improved and investor interest was renewed.

Nokia OYJ (1.88% of the net assets of the Fund as of March 31, 2004) rose along with telecommunications globally, which also experienced a rebound during the reporting period.

Other strong performers during the reporting period included Total SA (2.29% of the net assets of the Fund as of March 31, 2004), HSBC Holdings PLC (3.13% of the net assets of the Fund as of March 31, 2004), and Nestle SA (1.99% of the net assets of the Fund as of March 31, 2004).

The sole negative performance among the Fund’s ten largest holdings came from GlaxoSmithKline PLC (2.24% of the Fund’s net assets as of March 31, 2004), which declined, despite FDA approval of its antidepressant Paxil for treatment of premenstrual dysphoric disorder.

MANAGERS’ DISCUSSION & ANALYSIS	19

Managers’ Discussion & Analysis

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
77.07%	74.66%	80.07%	20.18%	20.29%	20.77%	56.40%	56.74%	58.18%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P LATIN AMERICA 40 INDEX FUND	STANDARD & POOR’S LATIN AMERICA 40 INDEX
Oct 25, 2001	$10,000	$10,000
Oct 31, 2001	$9,766	$9,748
Nov 30, 2001	$10,547	$10,575
Dec 31, 2001	$11,563	$11,668
Jan 31, 2002	$11,807	$11,833
Feb 28, 2002	$12,096	$12,140
Mar 31, 2002	$12,716	$12,770
Apr 30, 2002	$12,500	$12,566
May 31, 2002	$11,531	$11,370
Jun 30, 2002	$9,949	$9,803
Jul 31, 2002	$8,561	$8,367
Aug 31, 2002	$9,157	$9,004
Sep 30, 2002	$7,602	$7,514
Oct 31, 2002	$8,564	$8,434
Nov 30, 2002	$8,837	$8,765
Dec 31, 2002	$9,023	$8,949
Jan 31, 2003	$8,614	$8,521
Feb 28, 2003	$8,348	$8,259
Mar 31, 2003	$8,832	$8,787
Apr 30, 2003	$10,346	$10,316
May 31, 2003	$10,627	$10,597
Jun 30, 2003	$10,932	$10,930
Jul 31, 2003	$11,361	$11,328
Aug 31, 2003	$11,848	$11,903
Sep 30, 2003	$12,213	$12,337
Oct 31, 2003	$12,821	$12,970
Nov 30, 2003	$13,342	$13,515
Dec 31, 2003	$14,628	$14,831
Jan 31, 2004	$14,844	$15,021
Feb 29, 2004	$15,506	$15,703
Mar 31, 2004	$15,639	$15,826

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Consumer Discretionary	3.60%
Consumer Staples	11.27%
Energy	12.62%
Financials	12.53%
Industrials	4.86%
Materials	22.97%
Short-Term and Net Other Assets	0.58%
Telecommunication Services	26.86%
Utilities	4.71%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 77.07%, compared with a return of 80.07% by the Index.

The Fund generally invests in American Depositary Receipts (“ADRs”) instead of directly holding stocks of Argentinian and Chilean companies. The primary contributing factor to the Fund’s underperformance for the reporting period, relative to the Index, was due to three Chilean Index constituents that were not available as ADRs, and therefore, not held by the Fund. Combined, these three securities represented almost 6% of the Index and for the reporting period, they outperformed the benchmark. This had a significant negative impact on the Fund’s performance, relative to the Index. Also contributing to the Fund’s underperformance of the Index was the negative effect of Fund expenses.

The Index rebounded sharply during the reporting period. Like many global economies, Latin American countries depend on exports to the U.S. for much of their economic livelihood. But, because of their lower labor costs and raw materials, emerging markets, such as those represented by the Index, have tended to benefit more from U.S. economic recovery than have their more developed counterparts.

Mexico, which is more dependent on exports to the U.S. than are any of its neighbors, has seen its economic climate move in sync with that of the U.S., and probably benefited the most of all Latin American countries from improving U.S. economic conditions. With its export levels so heavily skewed toward the U.S., however, it began to face competition from other emerging market countries, such as China.

Brazil’s stock market gained amid prospects for accelerating economic expansion. During the course of the reporting period, the central bank cut its benchmark lending rate a full 5.5%, from 22.0% to 16.5%. President Luiz Inacio Lula da Silva continued with stimulus measures to spur economic growth: in September, he passed a bill aimed at overhauling the tax system, including tax breaks for investment. In November, he introduced a bill to revamp the power industry and to let supply and demand determine electricity prices.

Argentina, whose government focused on boosting domestic consumption at the expense of the demands of foreign creditors during the reporting period, has emerged from the depths of its economic problems to see reduced unemployment levels, lower inflation rates, and growing gross domestic product levels. And, after threatening that it might not, in March Argentina paid $3.1 billion in interest and principal it owed the International Monetary Fund (the “IMF”), sidestepping the largest default in the history of the IMF.

Because Chile’s economy is heavily dependent on commodity exports, it has benefited from improved conditions in the U.S, its leading export partner. The enactment of a Free Trades Agreement with the U.S., the first for a Latin American country, should help export levels continue to grow.

Among the ten largest Fund holdings, performance was generally strong. America Movil SA de CV Series L (12.33% of the net assets of the Fund as of March 31, 2004) delivered triple-digit gains during the reporting period. The Mexican company is the largest cellular phone operator in Latin America and the second largest operator in Brazil. However, its sister company and the largest telephone company in Mexico, Telefonos de Mexico SA de CV (its Series L ADR shares were 10.44% of the Fund’s net assets as of March 31, 2004) posted more moderate gains.

Brazilian oil company Petroleo Brasileiro SA (its ADR shares were 10.15% of the net assets of the Fund as of March 31, 2004) enjoyed strong gains during the reporting period, due largely to increased exports to the U.S. Mexican cement company Cemex SA de CV (its Series CPO shares were 8.11% of the net assets of the Fund as of March 31, 2004) also benefited from increased export levels.

MANAGERS’ DISCUSSION & ANALYSIS	21

Managers’ Discussion & Analysis

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
65.79%	65.02%	67.63%	9.22%	9.24%	9.65%	23.99%	24.04%	25.21%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P/TOPIX 150 INDEX FUND	STANDARD & POOR’S/TOKYO STOCK PRICE 150 INDEX
Oct 23, 2001	$10,000	$10,000
Oct 31, 2001	$9,585	$9,620
Nov 30, 2001	$9,727	$9,641
Dec 31, 2001	$9,098	$9,069
Jan 31, 2002	$8,406	$8,459
Feb 28, 2002	$8,767	$8,754
Mar 31, 2002	$9,509	$9,522
Apr 30, 2002	$9,806	$9,856
May 31, 2002	$10,381	$10,405
Jun 30, 2002	$9,829	$9,868
Jul 31, 2002	$9,114	$9,144
Aug 31, 2002	$9,002	$9,064
Sep 30, 2002	$8,566	$8,608
Oct 31, 2002	$8,027	$8,055
Nov 30, 2002	$8,384	$8,441
Dec 31, 2002	$8,159	$8,118
Jan 31, 2003	$7,822	$7,909
Feb 28, 2003	$7,849	$7,923
Mar 31, 2003	$7,478	$7,471
Apr 30, 2003	$7,384	$7,413
May 31, 2003	$7,734	$7,860
Jun 30, 2003	$8,322	$8,390
Jul 31, 2003	$8,698	$8,792
Aug 31, 2003	$9,564	$9,600
Sep 30, 2003	$10,037	$10,182
Oct 31, 2003	$10,422	$10,607
Nov 30, 2003	$10,155	$10,264
Dec 31, 2003	$10,837	$10,948
Jan 31, 2004	$11,037	$11,123
Feb 29, 2004	$11,015	$11,106
Mar 31, 2004	$12,398	$12,523

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Consumer Discretionary	21.46%
Consumer Staples	5.57%
Energy	0.61%
Financials	16.83%
Health Care	5.17%
Industrials	16.46%
Information Technology	15.43%
Materials	7.10%
Short-Term and Net Other Assets	0.49%
Telecommunication Services	6.01%
Utilities	4.87%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 65.79%, compared to a return of 67.63% by the Index.

Japan appeared to turn the corner toward recovery during the reporting period. After more than a decade of anemic economic activity, gross domestic product (“GDP”) annual growth for the fourth quarter of 2003 was a robust 7.00% – its highest growth level in 13 years.

The Fund’s underperformance for the reporting period, relative to the Index, was due primarily to a difference in the methodology regarding the exchange rates used by the Fund and the Index. Also contributing to the Fund’s underperformance of the Index was the negative effect of Fund expenses.

In addition to GDP growth that outpaced the U.S. and Europe, Japan saw export levels grow an annualized 17.9% during the fourth quarter, reassuring to a nation that has relied on an export-led recovery. Surprisingly, foreign trade accounted for less of the GDP growth than domestic consumer demand and firms’ capital investment. This seemed to indicate that, as increased foreign trade translated into higher levels of manufacturing activity, the benefits may have finally trickled through the economy, providing broad-based growth during the reporting period.

In March, a new round of economic data offered even more encouragement, including a greater-than-expected increase in trade surplus and the largest increase in Japanese household spending in 22 years.

All of the Fund’s ten largest holdings logged gains during the reporting period. As market valuations improved and investor interest returned, financial companies around the world rebounded. Mitsubishi Tokyo Financial Group Inc. (2.02% of the net assets of the Fund as of March 31, 2004) participated in this trend, delivering the strongest returns among the Fund’s ten largest holdings. Nomura Holdings Inc. (2.18% of the Index as of March 31, 2004) also benefited from the trend and logged solid gains.

As domestic consumer demand improved, both Matsushita Electric Industrial Co. Ltd. (2.07% of the net assets of the Fund as of March 31, 2004) and Nippon Telegraph & Telephone Corp. (3.32% of the net assets of the Fund as of March 31, 2004) gained.

Exporters also performed well. The Fund’s largest holding, Toyota Motor Corp. (6.73% of the Fund’s net assets as of March 31, 2004) and Sony Corp. (2.51% of the net assets of the Fund as of March 31, 2004) both delivered gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	23

Managers’ Discussion & Analysis

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.48%	51.44%	51.93%	(7.71)%	(7.71)%	(7.54)%	(22.35)%	(22.35)%	(21.89)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (2/9/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND	NASDAQ BIOTECHNOLOGY INDEX
Feb 5, 2001	$10,000	$10,000
Feb 28, 2001	$9,681	$9,661
Mar 31, 2001	$7,707	$7,696
Apr 30, 2001	$9,169	$9,156
May 31, 2001	$9,929	$9,916
Jun 30, 2001	$10,182	$10,174
Jul 31, 2001	$8,734	$8,725
Aug 31, 2001	$8,821	$8,815
Sep 30, 2001	$7,458	$7,456
Oct 31, 2001	$8,673	$8,671
Nov 30, 2001	$9,504	$9,499
Dec 31, 2001	$9,125	$9,123
Jan 31, 2002	$7,833	$7,830
Feb 28, 2002	$7,479	$7,480
Mar 31, 2002	$7,754	$7,759
Apr 30, 2002	$6,532	$6,539
May 31, 2002	$5,815	$5,822
Jun 30, 2002	$5,113	$5,120
Jul 31, 2002	$5,154	$5,153
Aug 31, 2002	$4,911	$4,912
Sep 30, 2002	$4,662	$4,668
Oct 31, 2002	$5,127	$5,134
Nov 30, 2002	$5,593	$5,601
Dec 31, 2002	$4,979	$4,988
Jan 31, 2003	$4,870	$4,881
Feb 28, 2003	$4,800	$4,813
Mar 31, 2003	$5,126	$5,142
Apr 30, 2003	$5,745	$5,764
May 31, 2003	$6,833	$6,856
Jun 30, 2003	$6,724	$6,749
Jul 31, 2003	$7,329	$7,357
Aug 31, 2003	$7,404	$7,438
Sep 30, 2003	$7,199	$7,233
Oct 31, 2003	$7,145	$7,180
Nov 30, 2003	$6,954	$6,980
Dec 31, 2003	$7,249	$7,270
Jan 31, 2004	$7,729	$7,777
Feb 29, 2004	$7,780	$7,829
Mar 31, 2004	$7,765	$7,811

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Diagnostic Equipment	0.69%
Diagnostic Kits	0.72%
Drug Delivery Systems	1.79%
Medical Instruments	0.11%
Medical Products	0.28%
Medical-Biomedical/Gene	49.96%
Medical-Drugs	13.63%
Medical-Generic Drugs	7.27%
Research & Development	1.27%
Therapeutics	24.28%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 51.48%, compared to a return of 51.93% by the Index.

Equity markets rebounded during the reporting period. Positive economic news and corporate earnings growth provided signs of encouragement during the reporting period, and equities responded positively. While gross domestic product (GDP) figures revealed signs of economic growth during the reporting period, jobless claims remained high during much of the period, leading to concerns about the strength of the recovery. However, in January the unemployment rate fell to 5.6%, the lowest rate since the 5.4% recorded in October 2001. Jobless claims also began to drop, dipping to a three-year low by mid-March. Even so, at its March 16 meeting the Federal Reserve Board kept its benchmark interest rate at its 46-year low of 1.0%, citing low inflation, ample factory capacity and high unemployment levels.

Biotechnology stocks generally benefited from the improved economic landscape during the reporting period, as well as from a resurgence in investor activity. Because of their growth orientation and, in some cases, depressed prices, many biotechnology stocks were recipients of the renewed investor interest.

All of the ten largest Fund holdings at March 31, 2004 logged positive returns during the reporting period. Four of the ten posted triple-digit gains, although these returns tended to be a retracing of losses suffered in the past few years. MGI Pharma Inc. and Tularik Inc. (1.42% and 1.66%, respectively, of the Fund’s net assets as of March 31, 2004) led the way with gains of 386.19% and 386.14%, respectively. Millenium Pharmaceuticals Inc. (1.47% of the net assets of the Fund as of March 31, 2004) rose 115.01% and Biogen Idec Inc. (4.68% of the net assets of the Fund as of March 31, 2004) gained 62.48%. Amgen Inc., the largest holding at 16.59% of the Fund’s net assets as of March 31, 2004 returned 1.04% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	25

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.85%

General Electric Co.	692,976	$21,149,627
Exxon Mobil Corp.	445,594	18,532,254
Microsoft Corp.	733,496	18,315,395
Pfizer Inc.	518,134	18,160,597
Citigroup Inc.	350,008	18,095,414
Wal-Mart Stores Inc.	294,080	17,553,635
American International Group Inc.	177,281	12,648,999
Intel Corp.	440,599	11,984,293
Bank of America Corp.	139,930	11,331,531
Cisco Systems Inc.[1]	467,014	10,984,169
International Business Machines Corp.	115,477	10,605,408
Johnson & Johnson	201,669	10,228,652
Procter & Gamble Co.	87,818	9,210,352
Coca-Cola Co. (The)	166,158	8,357,747
Altria Group Inc.	139,076	7,572,688
Verizon Communications Inc.	187,652	6,856,804
Merck & Co. Inc.	151,146	6,679,142
Wells Fargo & Company	114,977	6,515,747
PepsiCo Inc.	116,214	6,258,124
JP Morgan Chase & Co.	139,855	5,866,917
Home Depot Inc.	154,602	5,775,931
SBC Communications Inc.	224,759	5,515,586
Time Warner Inc.[1]	309,375	5,216,062
Amgen Inc.[1]	87,655	5,098,891
Hewlett-Packard Co.	207,298	4,734,686
Viacom Inc. Class B	118,862	4,660,579
American Express Co.	87,403	4,531,846
3M Co.	53,248	4,359,414
Morgan Stanley	74,540	4,271,142
Oracle Corp.[1]	355,220	4,266,192
Bank One Corp.	76,077	4,147,718
Medtronic Inc.	82,369	3,933,120
Merrill Lynch & Co. Inc.	65,933	3,926,969
Tyco International Ltd.	135,895	3,893,392
U.S. Bancorp	130,460	3,607,219
Walt Disney Co. (The)	139,135	3,476,984
Texas Instruments Inc.	117,716	3,439,662
Goldman Sachs Group Inc. (The)	32,842	3,427,063
Bristol-Myers Squibb Co.	131,900	3,195,937
United Technologies Corp.	35,038	3,023,779
Du Pont (E.I.) de Nemours and Co.	67,805	2,862,727
Anheuser-Busch Companies Inc.	55,364	2,823,564
Gillette Co. (The)	68,425	2,675,417
Schlumberger Ltd.	40,000	2,554,000
Dow Chemical Co. (The)	63,318	2,550,449
McDonald’s Corp.	85,735	2,449,449
Boeing Co. (The)	57,246	2,351,093
EMC Corp.[1]	164,333	2,236,572
Allstate Corp. (The)	47,810	2,173,443
Alcoa Inc.	59,136	2,051,428
Colgate-Palmolive Co.	36,191	1,994,124
Honeywell International Inc.	58,356	1,975,351
Nextel Communications Inc. Class A1	74,714	1,847,677
General Motors Corp.	38,188	1,798,655
Clear Channel Communications Inc.	41,828	1,771,416
Ford Motor Company	124,444	1,688,705
Lehman Brothers Holdings Inc.	18,838	1,561,105
Exelon Corp.	22,371	1,540,691
FedEx Corp.	20,275	1,523,869
Southern Company	49,753	1,517,466
International Paper Co.	32,646	1,379,620
HCA Inc.	33,669	1,367,635
Baxter International Inc.	41,471	1,281,039
Hartford Financial Services Group Inc.	19,795	1,260,941
Avon Products Inc.	15,993	1,213,389
General Dynamics Corp.	13,466	1,202,918
Lucent Technologies Inc.[1]	289,444	1,189,615
Sara Lee Corp.	53,758	1,175,150
AT&T Corp.	53,918	1,055,175
Weyerhaeuser Co.	14,936	978,308
Entergy Corp.	15,548	925,106
Halliburton Co.	29,763	904,498
Heinz (H.J.) Co.	23,923	892,089
Raytheon Co.	28,281	886,327
American Electric Power Co. Inc.	26,838	883,507
Baker Hughes Inc.	22,750	829,920
Burlington Northern Santa Fe Corp.	25,278	796,257
Xerox Corp.[1]	54,201	789,709
Campbell Soup Co.	27,932	761,706

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2004

Security	Shares	Value
May Department Stores Co. (The)	19,609	$678,079
Sears, Roebuck and Co.	15,145	650,629
Limited Brands Inc.	31,933	638,660
Norfolk Southern Corp.	26,565	586,821
CIGNA Corp.	9,578	565,294
National Semiconductor Corp.[1]	12,097	537,470
Computer Sciences Corp.[1]	12,743	513,925
Eastman Kodak Co.	19,472	509,582
Rockwell Automation Inc.	12,707	440,552
Harrah’s Entertainment Inc.	7,597	416,999
MedImmune Inc.[1]	16,820	388,206
RadioShack Corp.	11,151	369,767
AES Corp. (The)[1]	42,463	362,209
Williams Companies Inc.	35,205	336,912
Unisys Corp.[1]	22,630	323,156
El Paso Corp.	43,618	310,124
Black & Decker Corp.	5,334	303,718
Toys R Us Inc.[1]	14,499	243,583
Boise Cascade Corp.	5,925	205,301
Allegheny Technologies Inc.	5,561	67,288
Delta Air Lines Inc.	8,346	66,100

TOTAL COMMON STOCKS (Cost: $422,724,190)		391,644,152

SHORT-TERM INVESTMENTS – 7.06%

MONEY MARKET FUNDS – 2.89%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares2,[3]	8,252,354	8,252,354
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares2,[3]	2,419,658	2,419,658
BlackRock Temp Cash Money Market Fund[2]	113,259	113,259
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	564,014	564,014

		11,349,285

Security	Principal	Value
FLOATING RATE NOTES – 1.36%

Beta Finance Inc.
1.05%, 05/20/042,[4]	$109,984	$109,982
1.05%, 09/15/042,[4]	219,969	219,959
1.06%, 10/12/042,[4]	109,984	109,980
1.14%, 08/23/042,[4]	109,984	110,022
CC USA Inc.
1.05%, 04/19/042,[4]	96,786	96,786
1.06%, 05/24/042,[4]	219,969	219,966
1.09%, 07/15/042,[4]	109,984	109,996
1.51%, 02/15/052,[4]	142,980	143,179
Dorada Finance Inc.
1.04%, 07/01/04[2]	76,989	76,787
1.05%, 05/20/042,[4]	219,969	219,965
1.24%, 08/09/04[2]	54,992	54,989
1.48%, 01/18/052,[4]	164,977	164,970
Five Finance Inc.
1.06%, 04/15/042,[4]	109,984	109,984
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	219,969	219,969
Holmes Financing PLC
1.05%, 04/15/04[2]	21,997	21,997
K2 USA LLC
1.05%, 08/16/042,[4]	54,992	54,989
1.05%, 09/27/042,[4]	237,566	237,549
1.06%, 04/13/04[2]	109,984	109,985
1.06%, 05/17/04[2]	109,984	109,984
1.46%, 01/12/052,[4]	109,984	109,976
Links Finance LLC
1.05%, 06/28/04[2]	109,984	109,979
1.06%, 05/04/04[2]	109,984	109,984
1.06%, 07/20/04[2]	87,988	87,982
Nationwide Building Society
1.09%, 07/23/042,[4]	164,977	164,977
1.11%, 12/28/042,[4]	219,969	219,969
Northern Rock PLC
1.11%, 01/13/052,[4]	208,970	208,970
Permanent Financing PLC
1.04%, 03/10/05[2]	219,969	219,969
1.05%, 12/10/04[2]	109,984	109,984

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2004

Security	Principal	Value
Sigma Finance Inc.
1.05%, 07/01/04[2]	$109,984	$109,978
1.06%, 07/20/04[2]	109,984	109,978
1.09%, 10/07/04[2]	219,969	219,946
1.24%, 08/06/04[2]	54,992	54,990
Tango Finance Corp.
1.05%, 01/18/052,[4]	96,786	96,779
1.06%, 07/15/042,[4]	65,991	65,985
1.07%, 02/25/052,[4]	123,183	123,160
1.10%, 07/06/042,[4]	65,991	65,989
WhistleJacket Capital LLC
1.05%, 09/15/042,[4]	109,984	109,974
1.32%, 02/04/052,[4]	54,992	54,983
White Pine Finance LLC
1.04%, 08/26/042,[4]	109,984	109,978
1.05%, 11/15/042,[4]	131,981	131,981
1.06%, 04/20/042,[4]	109,984	109,984
1.06%, 07/06/042,[4]	131,981	131,978

		5,338,511
COMMERCIAL PAPER – 1.26%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	103,385	103,347
1.03%, 04/20/04[2]	109,984	109,925
1.03%, 04/23/04[2]	129,782	129,700
1.03%, 04/26/04[2]	109,984	109,906
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	89,087	89,001
Barton Capital Corp.
1.03%, 04/02/04[2]	114,624	114,620
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	65,991	65,950
1.03%, 05/21/04[2]	109,984	109,827
Corporate Asset Funding
1.05%, 05/21/04[2]	114,384	114,218
Corporate Receivables Corp.
1.03%, 04/07/04[2]	109,984	109,966
1.04%, 06/03/04[2]	219,969	219,569
Delaware Funding Corp.
1.03%, 04/02/04[2]	109,984	109,981
1.03%, 05/05/04[2]	165,159	164,999
1.03%, 05/21/04[2]	54,992	54,914
Edison Asset Securitization
1.07%, 09/21/04[2]	109,984	109,419
Eureka Securitization Inc.
1.03%, 05/25/04[2]	43,994	43,926
1.04%, 04/14/04[2]	131,981	131,932
Falcon Asset Securitization
1.03%, 04/15/04[2]	132,186	132,133
1.03%, 04/22/04[2]	129,782	129,704
1.03%, 04/30/04[2]	109,984	109,893
Galaxy Funding Inc.
1.05%, 05/17/04[2]	109,984	109,838
Gemini Securitization Corp.
1.03%, 04/20/04[2]	66,035	65,999
1.03%, 04/23/04[2]	127,113	127,033
1.03%, 04/30/04[2]	77,084	77,020
1.03%, 05/24/04[2]	54,992	54,909
1.04%, 04/19/04[2]	54,992	54,964
GIRO Funding US Corp.
1.05%, 05/19/04[2]	54,992	54,915
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	219,969	219,875
1.03%, 04/19/04[2]	296,958	296,805
1.03%, 04/28/04[2]	131,981	131,879
1.03%, 04/30/04[2]	187,359	187,203
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	77,068	77,053
1.05%, 04/05/04[2]	89,087	89,077
Polonius Inc.
1.04%, 05/21/04[2]	127,252	127,068
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	230,967	230,849
1.04%, 04/23/04[2]	252,964	252,804
1.04%, 05/20/04[2]	54,992	54,914
Receivables Capital Corp.
1.04%, 04/14/04[2]	96,786	96,750
Scaldis Capital LLC
1.05%, 06/30/04[2]	78,749	78,542
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	109,984	109,928

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2004

Security	Principal	Value
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	$69,961	$69,925
1.04%, 04/29/04[2]	99,074	98,994

		4,929,274
TIME DEPOSITS – 1.07%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	769,886	769,886
1.33%, 02/10/05[2]	109,984	109,970
1.39%, 02/02/05[2]	109,984	109,971
1.40%, 10/25/04[2]	219,969	219,950
Bank of New York
1.39%, 11/01/04[2]	219,969	219,956
Bank of Nova Scotia
1.24%, 10/07/04[2]	164,977	164,968
1.42%, 10/29/04[2]	164,977	164,984
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	164,977	164,964
1.38%, 11/22/04[2]	54,992	54,995
1.40%, 10/29/04[2]	219,969	219,966
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	329,953	329,953
Toronto-Dominion Bank
1.04%, 06/22/04[2]	54,992	54,992
1.22%, 03/23/05[2]	384,946	384,880
1.34%, 02/10/05[2]	87,988	87,976
1.41%, 11/01/04[2]	164,977	164,967
UBS Finance (Delaware)
1.06%, 04/01/04[2]	439,938	439,938
1.10%, 09/08/04[2]	219,969	218,894
1.11%, 12/17/04[2]	329,953	327,308

		4,208,518
REPURCHASE AGREEMENTS – 0.34%

Bank of America, NA
1.06%, 04/01/04[2]	439,938	439,938
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	879,876	879,876

		1,319,814
U.S. GOVERNMENT AGENCY NOTES – 0.14%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	164,977	164,761
1.28%, 08/19/04[2]	87,988	87,550
Federal National Mortgage Association
1.28%, 08/20/04[2]	285,960	284,526

		536,837

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,682,239)		27,682,239

TOTAL INVESTMENTS IN SECURITIES – 106.91% (Cost: $450,406,429)		419,326,391

Other Assets, Less Liabilities – (6.91%)		(27,105,658)

NET ASSETS – 100.00%		$392,220,733

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.70%

AUSTRALIA – 0.76%

BHP Billiton Ltd.	96,406	$902,350
News Corp. Ltd.	42,539	382,572

		1,284,922
BELGIUM – 0.37%

Fortis	29,382	624,660

		624,660
CANADA – 0.61%

Alcan Ltd.	10,042	449,781
Nortel Networks Corp.[1]	96,465	573,002

		1,022,783
FINLAND – 1.39%

Nokia OYJ ADR	115,876	2,349,965

		2,349,965
FRANCE – 5.83%

Alcatel SA1	31,565	498,067
Aventis SA	16,756	1,287,995
AXA	34,397	717,753
BNP Paribas SA	19,942	1,218,719
Carrefour SA	15,163	747,961
France Telecom SA1	25,376	649,263
L’Oreal SA	7,906	605,287
Suez SA	23,836	486,834
Total SA	16,166	2,968,040
Vivendi Universal SA1	25,075	664,672

		9,844,591
GERMANY – 4.58%

Allianz AG	7,931	863,629
BASF AG	13,806	701,213
Bayer AG	18,939	461,061
DaimlerChrysler AG Registered	18,644	778,537
Deutsche Bank AG	14,455	1,201,718
Deutsche Telekom AG1	57,761	1,037,764
E.ON AG	14,160	932,706
Siemens AG	20,945	1,546,160
Volkswagen AG	4,720	206,147

		7,728,935
ITALY – 0.48%

Assicurazioni Generali SpA	31,506	803,780

		803,780
JAPAN – 5.20%

Canon Inc.	23,600	1,222,704
Fuji Photo Film Co. Ltd.	11,800	375,431
Hitachi Ltd.	59,000	457,663
Honda Motor Co. Ltd.	17,700	816,648
Matsushita Electric Industrial Co. Ltd.	59,000	911,924
Mitsubishi Tokyo Financial Group Inc.	59	584,130
Nissan Motor Co. Ltd.	64,900	726,760
Sony Corp.	23,600	989,052
Toshiba Corp.	59,000	267,679
Toyota Motor Corp.	64,900	2,420,455

		8,772,446
NETHERLANDS – 3.84%

ABN AMRO Holding NV	35,223	785,633
Aegon NV	35,282	450,924
ING Groep NV	39,943	877,657
Koninklijke Philips Electronics NV NY	32,863	952,370
Royal Dutch Petroleum Co. NY Shares	51,625	2,456,318
Unilever NV NY Shares	13,806	958,689

		6,481,591
SOUTH KOREA – 0.90%

Samsung Electronics Co. Ltd. GDR	6,136	1,518,660

		1,518,660
SPAIN – 2.74%

Banco Bilbao Vizcaya Argentaria SA	83,367	1,103,383
Banco Santander Central Hispano SA	118,885	1,292,965
Repsol YPF SA	24,426	506,089
Telefonica SA	113,759	1,720,919

		4,623,356
SWEDEN – 0.64%

Telefonaktiebolaget LM Ericsson AB ADR[1]	38,899	1,079,447

		1,079,447

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2004

Security	Shares	Value
SWITZERLAND – 5.24%

Credit Suisse Group	28,910	$1,001,815
Nestle SA	9,440	2,406,852
Novartis AG	63,661	2,703,526
Swiss Re	8,319	573,271
UBS AG Registered	28,969	2,151,780

		8,837,244
UNITED KINGDOM – 11.89%

AstraZeneca PLC	42,067	1,950,603
Barclays PLC[2]	165,731	1,459,741
BP PLC	551,650	4,623,156
Diageo PLC	79,060	1,030,180
GlaxoSmithKline PLC	148,104	2,907,021
HSBC Holdings PLC	262,609	3,904,525
Reuters Group PLC	39,766	282,835
Vodafone Group PLC	1,648,342	3,900,359

		20,058,420
UNITED STATES – 55.23%

Altria Group Inc.	49,973	2,721,030
American International Group Inc.	64,192	4,580,099
AT&T Corp.	19,541	382,417
Bristol-Myers Squibb Co.	48,144	1,166,529
ChevronTexaco Corp.	25,960	2,278,769
Citigroup Inc.	125,729	6,500,189
Coca-Cola Co. (The)	55,991	2,816,347
Colgate-Palmolive Co.	12,567	692,442
Dell Inc.[1]	55,755	1,874,483
Dow Chemical Co. (The)	23,305	938,725
Du Pont (E.I.) de Nemours and Co.	25,252	1,066,139
EMC Corp.[1]	58,882	801,384
Exxon Mobil Corp.	163,017	6,779,877
Ford Motor Company	46,020	624,491
General Electric Co.	246,620	7,526,842
General Motors Corp.	13,570	639,147
Gillette Co. (The)	22,774	890,463
Hewlett-Packard Co.	70,623	1,613,029
Intel Corp.	160,008	4,352,218
International Business Machines Corp.	42,303	3,885,108
Johnson & Johnson	73,514	3,728,630
JP Morgan Chase & Co.	49,678	2,083,992
Kimberly-Clark Corp.	12,272	774,363

Security	Shares or Principal	Value
Lucent Technologies Inc.[1]	106,849	$439,149
McDonald’s Corp.	33,158	947,324
Merck & Co. Inc.	55,401	2,448,170
Microsoft Corp.	234,584	5,857,563
Morgan Stanley	26,255	1,504,412
PepsiCo Inc.	42,539	2,290,725
Pfizer Inc.	187,207	6,561,605
Procter & Gamble Co.	31,565	3,310,537
Texas Instruments Inc.	42,539	1,242,990
3M Co.	19,116	1,565,027
Time Warner Inc.[1]	111,274	1,876,080
Tyco International Ltd.	49,560	1,419,894
United Technologies Corp.	12,390	1,069,257
Wal-Mart Stores Inc.	66,080	3,944,315

		93,193,761

TOTAL COMMON STOCKS (Cost: $165,433,854)		168,224,561

SHORT-TERM INVESTMENTS – 10.69%

MONEY MARKET FUNDS – 4.01%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares2,[3]	4,636,455	4,636,455
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares2,[3]	1,668,927	1,668,927
BlackRock Temp Cash Money Market Fund[3]	78,119	78,119
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[3]	389,022	389,022

		6,772,523
FLOATING RATE NOTES – 2.18%

Beta Finance Inc.
1.05%, 05/20/043,[4]	$75,860	75,859
1.05%, 09/15/043,[4]	151,721	151,714
1.06%, 10/12/043,[4]	75,860	75,856
1.14%, 08/23/043,[4]	75,860	75,886
CC USA Inc.
1.05%, 04/19/043,[4]	66,757	66,757
1.06%, 05/24/043,[4]	151,721	151,718
1.09%, 07/15/043,[4]	75,860	75,868

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2004

Security	Principal	Value
1.51%, 02/15/053,[4]	$98,618	$98,756
Dorada Finance Inc.
1.04%, 07/01/04[3]	53,102	52,963
1.05%, 05/20/043,[4]	151,721	151,718
1.24%, 08/09/04[3]	37,930	37,928
1.48%, 01/18/053,[4]	113,790	113,786
Five Finance Inc.
1.06%, 04/15/043,[4]	75,860	75,860
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	151,721	151,721
Holmes Financing PLC
1.05%, 04/15/04[3]	15,172	15,172
K2 USA LLC
1.05%, 08/16/043,[4]	37,930	37,928
1.05%, 09/27/043,[4]	163,858	163,847
1.06%, 04/13/04[3]	75,860	75,860
1.06%, 05/17/04[3]	75,860	75,860
1.46%, 01/12/053,[4]	75,860	75,854
Links Finance LLC
1.05%, 06/28/04[3]	75,860	75,857
1.06%, 05/04/04[3]	75,860	75,860
1.06%, 07/20/04[3]	60,688	60,685
Nationwide Building Society
1.09%, 07/23/043,[4]	113,790	113,790
1.11%, 12/28/043,[4]	151,721	151,721
Northern Rock PLC
1.11%, 01/13/053,[4]	144,135	144,135
Permanent Financing PLC
1.04%, 03/10/05[3]	151,721	151,721
1.05%, 12/10/04[3]	75,860	75,860
Sigma Finance Inc.
1.05%, 07/01/04[3]	75,860	75,856
1.06%, 07/20/04[3]	75,860	75,856
1.09%, 10/07/04[3]	151,721	151,705
1.24%, 08/06/04[3]	37,930	37,929
Tango Finance Corp.
1.05%, 01/18/053,[4]	66,757	66,752
1.06%, 07/15/043,[4]	45,516	45,512
1.07%, 02/25/053,[4]	84,964	84,949
1.10%, 07/06/043,[4]	45,516	45,515
WhistleJacket Capital LLC
1.05%, 09/15/043,[4]	75,860	75,853
1.32%, 02/04/053,[4]	37,930	37,924
White Pine Finance LLC
1.04%, 08/26/043,[4]	75,860	75,856
1.05%, 11/15/043,[4]	91,032	91,032
1.06%, 04/20/043,[4]	75,860	75,860
1.06%, 07/06/043,[4]	91,032	91,030

		3,682,169
COMMERCIAL PAPER – 2.02%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	71,309	71,282
1.03%, 04/20/04[3]	75,860	75,819
1.03%, 04/23/04[3]	89,515	89,459
1.03%, 04/26/04[3]	75,860	75,806
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	61,447	61,387
Barton Capital Corp.
1.03%, 04/02/04[3]	79,060	79,058
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	45,516	45,488
1.03%, 05/21/04[3]	75,860	75,752
Corporate Asset Funding
1.05%, 05/21/04[3]	78,895	78,780
Corporate Receivables Corp.
1.03%, 04/07/04[3]	75,860	75,848
1.04%, 06/03/04[3]	151,721	151,445
Delaware Funding Corp.
1.03%, 04/02/04[3]	75,860	75,858
1.03%, 05/05/04[3]	113,916	113,806
1.03%, 05/21/04[3]	37,930	37,876
Edison Asset Securitization
1.07%, 09/21/04[3]	75,860	75,470
Eureka Securitization Inc.
1.03%, 05/25/04[3]	30,344	30,297
1.04%, 04/14/04[3]	91,032	90,998
Falcon Asset Securitization
1.03%, 04/15/04[3]	91,173	91,137
1.03%, 04/22/04[3]	89,515	89,461
1.03%, 04/30/04[3]	75,860	75,797
Galaxy Funding Inc.
1.05%, 05/17/04[3]	75,860	75,759

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2004

Security	Principal	Value
Gemini Securitization Corp.
1.03%, 04/20/04[3]	$45,547	$45,522
1.03%, 04/23/04[3]	87,675	87,620
1.03%, 04/30/04[3]	53,167	53,123
1.03%, 05/24/04[3]	37,930	37,873
1.04%, 04/19/04[3]	37,930	37,910
GIRO Funding US Corp.
1.05%, 05/19/04[3]	37,930	37,877
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	151,721	151,656
1.03%, 04/19/04[3]	204,823	204,718
1.03%, 04/28/04[3]	91,032	90,962
1.03%, 04/30/04[3]	129,228	129,121
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	53,157	53,146
1.05%, 04/05/04[3]	61,447	61,440
Polonius Inc.
1.04%, 05/21/04[3]	87,770	87,644
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	159,307	159,225
1.04%, 04/23/04[3]	174,479	174,368
1.04%, 05/20/04[3]	37,930	37,876
Receivables Capital Corp.
1.04%, 04/14/04[3]	66,757	66,732
Scaldis Capital LLC
1.05%, 06/30/04[3]	54,316	54,173
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	75,860	75,821
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	48,255	48,230
1.04%, 04/29/04[3]	68,335	68,280

		3,399,900
TIME DEPOSITS – 1.72%

Toronto-Dominion Bank
1.41%, 11/01/04[3]	113,790	113,784
Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	531,016	531,016
1.33%, 02/10/05[3]	75,860	75,850
1.39%, 02/02/05[3]	75,860	75,851
1.40%, 10/25/04[3]	151,721	151,708
Bank of New York
1.39%, 11/01/04[3]	151,721	151,712
Bank of Nova Scotia
1.24%, 10/07/04[3]	113,790	113,785
1.42%, 10/29/04[3]	113,790	113,795
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	113,790	113,782
1.38%, 11/22/04[3]	37,930	37,932
1.40%, 10/29/04[3]	151,721	151,718
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	227,581	227,581
Toronto-Dominion Bank
1.04%, 06/22/04[3]	37,930	37,930
1.22%, 03/23/05[3]	265,511	265,466
1.34%, 02/10/05[3]	60,688	60,680
UBS Finance (Delaware)
1.06%, 04/01/04[3]	303,441	303,441
1.10%, 09/08/04[3]	151,721	150,979
1.11%, 12/17/04[3]	227,581	225,757

		2,902,767
REPURCHASE AGREEMENTS – 0.54%

Bank of America, NA
1.06%, 04/01/04[3]	303,441	303,441
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	606,883	606,883

		910,324
U.S. GOVERNMENT AGENCY NOTES – 0.22%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	113,790	113,641
1.28%, 08/19/04[3]	60,688	60,386
Federal National Mortgage Association
1.28%, 08/20/04[3]	197,237	196,249

		370,276

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,037,959)		18,037,959

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2004

Security	Value
TOTAL INVESTMENTS IN SECURITIES – 110.39% (Cost: $183,471,813)	$186,262,520

Other Assets, Less Liabilities – (10.39%)	(17,526,686)

NET ASSETS – 100.00%	$168,735,834

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 98.64%

ARGENTINA – 0.38%
Petrobras Energia Participaciones SA ADR[1]	16,890	$234,771
Tenaris SA ADR	3,330	109,191

		343,962
CANADA – 7.24%

Canadian Natural Resources Ltd.	10,170	562,571
EnCana Corp.	54,905	2,368,320
Husky Energy Inc.	11,040	220,086
Imperial Oil Ltd.	15,690	702,812
Nexen Inc.	8,700	338,269
Petro-Canada	10,612	465,257
Precision Drilling Corp.[1]	1,740	81,158
Suncor Energy Inc.	44,130	1,207,804
Talisman Energy Inc.	9,840	578,308

		6,524,585
CHINA – 0.88%

PetroChina Co. Ltd. ADR	15,540	794,094

		794,094
FRANCE – 8.54%

Total SA	41,910	7,694,578

		7,694,578
ITALY – 4.79%

Eni SpA	214,560	4,313,687

		4,313,687
JAPAN – 0.86%

Nippon Oil Corp.	90,000	515,596
TonenGeneral Sekiyu K.K.	30,000	262,123

		777,719
NETHERLANDS – 6.19%

Royal Dutch Petroleum Co.	117,480	5,579,946

		5,579,946
NORWAY – 1.90%

Norsk Hydro ASA ADR	17,040	1,200,809
Statoil ASA ADR	41,160	507,914

		1,708,723
SPAIN – 2.11%

Repsol YPF SA ADR	91,320	1,900,369

		1,900,369
UNITED KINGDOM – 20.15%

BG Group PLC	445,560	2,663,383
BP PLC	1,388,460	11,636,122
Shell Transport & Trading Co. PLC	590,190	3,856,040

		18,155,545
UNITED STATES – 45.60%

Amerada Hess Corp.	11,550	753,984
Anadarko Petroleum Corp.	15,920	825,611
Apache Corp.	24,614	1,062,586
Ashland Inc.	4,380	203,626
Baker Hughes Inc.	19,530	712,454
BJ Services Co.[1]	9,960	430,969
Burlington Resources Inc.	18,390	1,170,156
ChevronTexaco Corp.	49,620	4,355,644
ConocoPhillips	55,205	3,853,861
Devon Energy Corp.	13,620	792,003
EOG Resources Inc.	10,500	481,845
Exxon Mobil Corp.	411,930	17,132,169
Halliburton Co.	29,070	883,437
Kerr-McGee Corp.	1,740	89,610
Marathon Oil Corp.	30,570	1,029,292
Nabors Industries Ltd.[1]	9,750	446,062
Noble Corp.[1]	5,400	207,468
Occidental Petroleum Corp.	35,010	1,612,210
Rowan Companies Inc.[1]	6,060	127,805
Schlumberger Ltd.	40,830	2,606,996
Sunoco Inc.	11,700	729,846
Transocean Inc.[1]	19,230	536,325
Unocal Corp.	27,930	1,041,230

		41,085,189

TOTAL COMMON STOCKS (Cost: $80,654,323)		88,878,397

PREFERRED STOCKS – 1.16%

BRAZIL – 1.16%

Petroleo Brasileiro SA ADR	35,250	1,041,285

		1,041,285

TOTAL PREFERRED STOCKS (Cost: $826,925)		1,041,285

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 8.84%

MONEY MARKET FUNDS – 3.33%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares2,[3]	2,055,969	$2,055,969
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares2,[3]	735,998	735,998
BlackRock Temp Cash Money Market Fund[2]	34,450	34,450
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	171,559	171,559

		2,997,976
FLOATING RATE NOTES – 1.80%

Beta Finance Inc.
1.05%, 05/20/042,[4]	$33,454	33,454
1.05%, 09/15/042,[4]	66,909	66,906
1.06%, 10/12/042,[4]	33,454	33,453
1.14%, 08/23/042,[4]	33,454	33,466
CC USA Inc.
1.05%, 04/19/042,[4]	29,440	29,440
1.06%, 05/24/042,[4]	66,909	66,908
1.09%, 07/15/042,[4]	33,454	33,458
1.51%, 02/15/052,[4]	43,491	43,551
Dorada Finance Inc.
1.04%, 07/01/04[2]	23,418	23,357
1.05%, 05/20/042,[4]	66,909	66,908
1.24%, 08/09/04[2]	16,727	16,726
1.48%, 01/18/052,[4]	50,182	50,180
Five Finance Inc.
1.06%, 04/15/042,[4]	33,454	33,454
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	66,909	66,909
Holmes Financing PLC
1.05%, 04/15/04[2]	6,691	6,691
K2 USA LLC
1.05%, 08/16/042,[4]	16,727	16,726
1.05%, 09/27/042,[4]	72,262	72,256
1.06%, 04/13/04[2]	33,454	33,455
1.06%, 05/17/04[2]	33,454	33,454
1.46%, 01/12/052,[4]	33,454	33,452

Security	Principal	Value
Links Finance LLC
1.05%, 06/28/04[2]	$33,454	$33,453
1.06%, 05/04/04[2]	33,454	33,455
1.06%, 07/20/04[2]	26,764	26,762
Nationwide Building Society
1.09%, 07/23/042,[4]	50,182	50,182
1.11%, 12/28/042,[4]	66,909	66,909
Northern Rock PLC
1.11%, 01/13/052,[4]	63,563	63,563
Permanent Financing PLC
1.04%, 03/10/05[2]	66,909	66,909
1.05%, 12/10/04[2]	33,454	33,454
Sigma Finance Inc.
1.05%, 07/01/04[2]	33,454	33,452
1.06%, 07/20/04[2]	33,454	33,452
1.09%, 10/07/04[2]	66,909	66,902
1.24%, 08/06/04[2]	16,727	16,727
Tango Finance Corp.
1.05%, 01/18/052,[4]	29,440	29,438
1.06%, 07/15/042,[4]	20,073	20,071
1.07%, 02/25/052,[4]	37,469	37,462
1.10%, 07/06/042,[4]	20,073	20,072
WhistleJacket Capital LLC
1.05%, 09/15/042,[4]	33,454	33,452
1.32%, 02/04/052,[4]	16,727	16,725
White Pine Finance LLC
1.04%, 08/26/042,[4]	33,454	33,452
1.05%, 11/15/042,[4]	40,145	40,145
1.06%, 04/20/042,[4]	33,454	33,454
1.06%, 07/06/042,[4]	40,145	40,144

		1,623,839
COMMERCIAL PAPER – 1.66%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	31,447	31,435
1.03%, 04/20/04[2]	33,454	33,436
1.03%, 04/23/04[2]	39,476	39,452
1.03%, 04/26/04[2]	33,454	33,431
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	27,098	27,072
Barton Capital Corp.
1.03%, 04/02/04[2]	34,866	34,865

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	$20,073	$20,060
1.03%, 05/21/04[2]	33,454	33,407
Corporate Asset Funding
1.05%, 05/21/04[2]	34,793	34,742
Corporate Receivables Corp.
1.03%, 04/07/04[2]	33,454	33,449
1.04%, 06/03/04[2]	66,909	66,787
Delaware Funding Corp.
1.03%, 04/02/04[2]	33,454	33,453
1.03%, 05/05/04[2]	50,237	50,188
1.03%, 05/21/04[2]	16,727	16,703
Edison Asset Securitization
1.07%, 09/21/04[2]	33,454	33,282
Eureka Securitization Inc.
1.03%, 05/25/04[2]	13,382	13,362
1.04%, 04/14/04[2]	40,145	40,130
Falcon Asset Securitization
1.03%, 04/15/04[2]	40,208	40,191
1.03%, 04/22/04[2]	39,476	39,453
1.03%, 04/30/04[2]	33,454	33,427
Galaxy Funding Inc.
1.05%, 05/17/04[2]	33,454	33,410
Gemini Securitization Corp.
1.03%, 04/20/04[2]	20,086	20,075
1.03%, 04/23/04[2]	38,665	38,640
1.03%, 04/30/04[2]	23,447	23,427
1.03%, 05/24/04[2]	16,727	16,702
1.04%, 04/19/04[2]	16,727	16,719
GIRO Funding US Corp.
1.05%, 05/19/04[2]	16,727	16,704
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	66,909	66,880
1.03%, 04/19/04[2]	90,327	90,280
1.03%, 04/28/04[2]	40,145	40,114
1.03%, 04/30/04[2]	56,990	56,942
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	23,442	23,437
1.05%, 04/05/04[2]	27,098	27,095
Polonius Inc.
1.04%, 05/21/04[2]	38,707	38,651
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	70,254	70,218
1.04%, 04/23/04[2]	76,945	76,896
1.04%, 05/20/04[2]	16,727	16,704
Receivables Capital Corp.
1.04%, 04/14/04[2]	29,440	29,429
Scaldis Capital LLC
1.05%, 06/30/04[2]	23,953	23,891
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	33,454	33,437
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	21,280	21,269
1.04%, 04/29/04[2]	30,136	30,111

		1,499,356
TIME DEPOSITS – 1.42%

Toronto-Dominion Bank
1.41%, 11/01/04[2]	50,182	50,179
Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	234,181	234,181
1.33%, 02/10/05[2]	33,454	33,450
1.39%, 02/02/05[2]	33,454	33,450
1.40%, 10/25/04[2]	66,909	66,903
Bank of New York
1.39%, 11/01/04[2]	66,909	66,905
Bank of Nova Scotia
1.24%, 10/07/04[2]	50,182	50,179
1.42%, 10/29/04[2]	50,182	50,184
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	50,182	50,178
1.38%, 11/22/04[2]	16,727	16,728
1.40%, 10/29/04[2]	66,909	66,908
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	100,363	100,363
Toronto-Dominion Bank
1.04%, 06/22/04[2]	16,727	16,727
1.22%, 03/23/05[2]	117,091	117,071
1.34%, 02/10/05[2]	26,764	26,760

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
UBS Finance (Delaware)
1.06%, 04/01/04[2]	$133,818	$133,818
1.10%, 09/08/04[2]	66,909	66,582
1.11%, 12/17/04[2]	100,363	99,559

		1,280,125
REPURCHASE AGREEMENTS – 0.45%

Bank of America, NA
1.06%, 04/01/04[2]	133,818	133,818
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	267,636	267,636

		401,454
U.S. GOVERNMENT AGENCY NOTES – 0.18%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	50,182	50,115
1.28%, 08/19/04[2]	26,764	26,630
Federal National Mortgage Association
1.28%, 08/20/04[2]	86,982	86,546

		163,291

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,966,041)		7,966,041

TOTAL INVESTMENTS IN SECURITIES – 108.64% (Cost: $89,447,289)		97,885,723

Other Assets, Less Liabilities – (8.64%)		(7,785,328)

NET ASSETS – 100.00%		$90,100,395

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.54%

AUSTRALIA – 4.33%

AMP Ltd.	12,190	$52,395
Australia and New Zealand Banking Group Ltd.	12,513	181,126
AXA Asia Pacific Holdings Ltd.	12,542	30,736
Commonwealth Bank of Australia	9,360	237,958
General Property Trust	11,383	26,766
Insurance Australia Group Ltd.	10,761	39,024
Lend Lease Corp. Ltd.	3,380	26,398
Macquarie Bank Ltd.	1,323	36,160
Mirvac Group	3,951	14,026
National Australia Bank Ltd.	11,030	261,046
QBE Insurance Group Ltd.	4,124	35,200
St. George Bank Ltd.	2,640	42,608
Stockland Trust Group	3,443	14,851
Suncorp-Metway Ltd.	3,300	35,725
Westfield America Trust	19,780	29,900
Westfield Holdings Ltd.	2,820	28,677
Westfield Trust	12,333	34,461
Westpac Banking Corp.	13,310	178,335

		1,305,392
BELGIUM – 1.23%

Algemene Maatschappij voor Nijverheidskredit NV	670	40,633
Dexia Group	5,420	94,115
Fortis	7,750	164,765
Groupe Bruxelles Lambert SA	440	26,576
KBC Bankverzekeringsholding NV	770	45,042

		371,131
BRAZIL – 0.27%

Banco Bradesco SA ADR	682	32,838
Banco Itau Holding Financiera SA ADR	700	32,739
Unibanco – Uniao de Bancos Brasileiros SA GDR	700	17,129

		82,706
CANADA – 3.87%

Bank of Montreal	3,380	139,469
Bank of Nova Scotia	3,650	196,629
Brascan Corp. Class A	880	35,019
Canadian Imperial Bank of Commerce	2,690	140,001
Manulife Financial Corp.	3,170	117,128
National Bank of Canada	1,150	40,085
Royal Bank of Canada	4,630	220,359
Sun Life Financial Inc.	4,270	114,365
Toronto-Dominion Bank	4,640	162,934

		1,165,989
CHILE – 0.11%

Banco de Chile ADR	625	17,813
Banco Santander Chile SA ADR	602	16,194

		34,007
DENMARK – 0.29%

Danske Bank A/S	3,840	86,837

		86,837
FRANCE – 3.12%

Assurances Generales de France	560	34,753
AXA	10,060	209,919
BNP Paribas SA	5,730	350,179
Credit Agricole SA	4,790	125,087
Societe Generale Class A	2,580	220,354

		940,292
GERMANY – 2.63%

Allianz AG	1,755	191,107
Bayerische Hypo-Und Vereinsbank AG1	3,752	73,497
Commerzbank AG	2,650	44,941
Deutsche Bank AG	4,110	341,685
Hypo Real Estate Holding AG1	774	21,715
MLP AG1	460	8,423
Muenchener Rueckversicherungs-Gesellschaft AG	990	109,945

		791,313
GREECE – 0.15%

National Bank of Greece SA ADR	8,151	44,423

		44,423
HONG KONG – 1.22%

BOC Hong Kong Holdings Ltd.	25,000	47,651
Cheung Kong (Holdings) Ltd.	10,000	84,070
Hang Seng Bank Ltd.	6,000	76,626

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
Sun Hung Kai Properties Ltd.	10,000	$91,451
Swire Pacific Ltd. Class A	10,000	67,705

		367,503
IRELAND – 0.54%

Allied Irish Banks PLC	5,740	85,564
Bank of Ireland	6,235	77,771

		163,335
ITALY – 2.75%

Alleanza Assicurazioni SpA	3,670	41,538
Assicurazioni Generali SpA	7,540	192,360
Banca Fideuram SpA	3,060	16,922
Banca Intesa SpA	31,022	102,551
Banca Monte dei Paschi di Siena SpA	7,650	22,328
Banca Nazionale del Lavoro SpA	13,170	29,861
Banca Popolare di Verona e Novara SCRL	2,140	34,819
Capitalia SpA[1]	12,620	32,646
FinecoGroup SpA[1]	1,117	6,190
Mediobanca SpA	4,190	48,350
Mediolanum SpA	2,010	12,375
Riunione Adriatica di Sicurta SpA	2,320	41,483
Sanpaolo IMI SpA	7,980	90,907
Unicredito Italiano SpA	32,680	155,823

		828,153
JAPAN – 5.76%

Acom Co. Ltd.	500	36,526
Credit Saison Co. Ltd.	1,000	30,086
Daiwa Securities Group Inc.[1]	10,000	81,703
Millea Holdings Inc.	10	155,717
Mitsubishi Estate Co. Ltd.	10,000	135,627
Mitsubishi Tokyo Financial Group Inc.	20	198,010
Mitsui Fudosan Co. Ltd.	10,000	125,823
Mitsui Sumitomo Insurance Co. Ltd.	10,000	106,503
Mizuho Financial Group Inc.	40	172,250
Nikko Cordial Corp.	10,000	66,324
Nomura Holdings Inc.	10,000	182,150
Promise Co. Ltd.	500	34,363
Sompo Japan Insurance Inc.	10,000	107,272
Sumitomo Mitsui Financial Group Inc.	20	148,027
Takefuji Corp.	400	27,875
UFJ Holdings Inc.	20	127,265

		1,735,521
NETHERLANDS – 1.91%

ABN AMRO Holding NV	9,930	221,484
Aegon NV	6,831	87,304
ING Groep NV	12,090	265,650

		574,438
SINGAPORE – 0.79%

DBS Group Holdings Ltd.	10,000	85,906
Oversea-Chinese Banking Corp. Ltd.	10,000	73,378
United Overseas Bank Ltd.	10,000	79,940

		239,224
SOUTH KOREA – 0.31%

Kookmin Bank ADR	2,300	93,058

		93,058
SPAIN – 2.55%

Banco Bilbao Vizcaya Argentaria SA	23,330	308,778
Banco Popular Espanol SA	1,450	84,854
Banco Santander Central Hispano SA	32,150	349,656
Bankinter SA	640	25,223

		768,511
SWEDEN – 1.09%

ForeningsSparbanken AB	2,500	46,411
Nordea AB	17,010	116,162
Skandia Forsakrings AB	6,800	26,871
Skandinaviska Enskilda Banken AB Class A	3,950	57,878
Svenska Handelsbanken AB Class A	4,240	80,119

		327,441
SWITZERLAND – 4.15%

Baloise Holding (Registered)	500	20,958
Credit Suisse Group	8,190	283,807
Swiss Life Holding[1]	140	21,605
Swiss Re	2,450	168,832

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
UBS AG Registered	8,030	$596,458
Zurich Financial Services AG1	1,000	157,675

		1,249,335
UNITED KINGDOM – 12.24%

Abbey National PLC	6,550	54,773
Alliance & Leicester PLC	3,210	51,562
AMVESCAP PLC	4,740	34,889
Aviva PLC	14,700	142,647
Barclays PLC[2]	43,940	387,019
British Land Co. PLC	3,880	46,529
Hammerson PLC	2,090	26,120
HBOS PLC	26,250	356,037
HSBC Holdings PLC	73,484	1,092,575
Land Securities Group PLC	3,163	63,363
Legal & General Group PLC	46,140	80,346
Lloyds TSB Group PLC	40,110	304,816
Northern Rock PLC	3,130	44,668
Old Mutual PLC	25,010	46,424
Provident Financial PLC	1,570	21,092
Prudential Corp. PLC	14,300	117,609
Royal & Sun Alliance Insurance Group PLC	22,052	33,233
Royal Bank of Scotland Group PLC	19,030	579,874
Schroders PLC	1,150	14,583
Slough Estates PLC	3,020	24,838
Standard Chartered PLC	6,640	111,172
3i Group PLC	4,740	54,795

		3,688,964
UNITED STATES – 50.23%

ACE Ltd.	1,890	80,627
AFLAC Inc.	3,500	140,490
Allstate Corp. (The)	4,900	222,754
Ambac Financial Group Inc.	770	56,811
American Express Co.	8,780	455,243
American International Group Inc.	17,720	1,264,322
AmSouth Bancorp	2,190	51,487
AON Corp.	2,290	63,914
Apartment Investment & Management Co. Class A	500	15,545
Bank of America Corp.	10,090	817,088
Bank of New York Co. Inc. (The)	5,300	166,950
Bank One Corp.	7,620	415,442
BB&T Corp.	3,660	129,198
Bear Stearns Companies Inc. (The)	690	60,499
Capital One Financial Corp.	1,540	116,162
Charter One Financial Inc.	1,680	59,405
Chubb Corp.	1,240	86,230
Cincinnati Financial Corp.	1,180	51,271
Citigroup Inc.	35,020	1,810,534
Comerica Inc.	1,290	70,073
Countrywide Financial Corp.	1,160	111,244
E*TRADE Financial Corp.[1]	1,450	19,357
Equity Office Properties Trust	3,020	87,248
Equity Residential	2,000	59,700
Fannie Mae	6,610	491,453
Federated Investors Inc. Class B	780	24,515
Fifth Third Bancorp	3,910	216,497
First Tennessee National Corp.	750	35,775
FleetBoston Financial Corp.	7,140	320,586
Franklin Resources Inc.	1,660	92,429
Freddie Mac	4,740	279,944
Golden West Financial Corp.	1,060	118,667
Goldman Sachs Group Inc. (The)	3,180	331,833
Hancock (John) Financial Services Inc.	1,850	80,826
Hartford Financial Services Group Inc.	1,860	118,482
Huntington Bancshares Inc.	1,550	34,394
Janus Capital Group Inc.	1,620	26,536
Jefferson-Pilot Corp.	1,040	57,210
JP Morgan Chase & Co.	13,840	580,588
KeyCorp	2,890	87,538
Lehman Brothers Holdings Inc.	1,780	147,509
Lincoln National Corp.	1,100	52,052
Loews Corp.	1,380	81,503
M&T Bank Corp.	760	68,286
Marsh & McLennan Companies Inc.	3,510	162,513
Marshall & Ilsley Corp.	1,390	52,556
MBIA Inc.	900	56,430
MBNA Corp.	8,630	238,447
Mellon Financial Corp.	3,060	95,747
Merrill Lynch & Co. Inc.	6,500	387,140
MetLife Inc.	5,230	186,606

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
MGIC Investment Corp.	590	$37,896
Moody’s Corp.	940	66,552
Morgan Stanley	7,390	423,447
National City Corp.	4,040	143,743
North Fork Bancorp Inc.	1,060	44,859
Northern Trust Corp.	1,670	77,805
Plum Creek Timber Co. Inc.	1,320	42,874
PNC Financial Services Group	1,890	104,744
Principal Financial Group Inc.	2,190	78,030
Progressive Corp. (The)	1,430	125,268
ProLogis	1,220	43,761
Providian Financial Corp.[1]	2,200	28,820
Prudential Financial Inc.	3,670	164,343
Regions Financial Corp.	1,500	54,780
SAFECO Corp.	940	40,580
Schwab (Charles) Corp. (The)	9,320	108,205
Simon Property Group Inc.	1,080	63,115
SLM Corp.	3,180	133,083
SouthTrust Corp.	2,200	72,952
St. Paul Travelers Companies	1,580	63,216
State Street Corp.	2,340	121,984
SunTrust Banks Inc.	1,920	133,843
Synovus Financial Corp.	2,180	53,301
T. Rowe Price Group Inc.	610	32,836
Torchmark Corp.	740	39,805
Travelers Property Casualty Corp. Class B	7,103	122,669
U.S. Bancorp	12,970	358,621
Union Planters Corp.	1,302	38,865
UNUMProvident Corp.	2,360	34,527
Wachovia Corp.	8,990	422,530
Washington Mutual Inc.	6,030	257,541
Wells Fargo & Company	11,460	649,438
XL Capital Ltd. Class A	930	70,717
Zions Bancorporation	700	40,040

		15,132,446

TOTAL COMMON STOCKS (Cost: $26,283,189)		29,990,019

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 13.94%

MONEY MARKET FUNDS – 5.24%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	1,080,869	$1,080,869
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	388,464	388,464
BlackRock Temp Cash Money Market Fund[3]	18,183	18,183
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[3]	90,550	90,550

		1,578,066
FLOATING RATE NOTES – 2.84%

Beta Finance Inc.
1.05%, 05/20/04[3,4]	$17,657	17,657
1.05%, 09/15/04[3,4]	35,315	35,313
1.06%, 10/12/04[3,4]	17,657	17,657
1.14%, 08/23/04[3,4]	17,657	17,663
CC USA Inc.
1.05%, 04/19/04[3,4]	15,539	15,539
1.06%, 05/24/04[3,4]	35,315	35,314
1.09%, 07/15/04[3,4]	17,657	17,659
1.51%, 02/15/05[3,4]	22,955	22,987
Dorada Finance Inc.
1.04%, 07/01/04[3]	12,360	12,328
1.05%, 05/20/04[3,4]	35,315	35,314
1.24%, 08/09/04[3]	8,829	8,828
1.48%, 01/18/05[3,4]	26,486	26,485
Five Finance Inc.
1.06%, 04/15/04[3,4]	17,657	17,657
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	35,315	35,315
Holmes Financing PLC
1.05%, 04/15/04[3]	3,531	3,531
K2 USA LLC
1.05%, 08/16/04[3,4]	8,829	8,828
1.05%, 09/27/04[3,4]	38,140	38,137
1.06%, 04/13/04[3]	17,657	17,657
1.06%, 05/17/04[3]	17,657	17,657
1.46%, 01/12/05[3,4]	17,657	17,656

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
Links Finance LLC
1.05%, 06/28/04[3]	$17,657	$17,657
1.06%, 05/04/04[3]	17,657	17,657
1.06%, 07/20/04[3]	14,126	14,125
Nationwide Building Society
1.09%, 07/23/04[3,4]	26,486	26,486
1.11%, 12/28/04[3,4]	35,315	35,315
Northern Rock PLC
1.11%, 01/13/05[3,4]	33,549	33,549
Permanent Financing PLC
1.04%, 03/10/05[3]	35,315	35,315
1.05%, 12/10/04[3]	17,657	17,657
Sigma Finance Inc.
1.05%, 07/01/04[3]	17,657	17,656
1.06%, 07/20/04[3]	17,657	17,656
1.09%, 10/07/04[3]	35,315	35,311
1.24%, 08/06/04[3]	8,829	8,828
Tango Finance Corp.
1.05%, 01/18/05[3,4]	15,539	15,537
1.06%, 07/15/04[3,4]	10,594	10,593
1.07%, 02/25/05[3,4]	19,776	19,773
1.10%, 07/06/04[3,4]	10,594	10,594
WhistleJacket Capital LLC
1.05%, 09/15/04[3,4]	17,657	17,656
1.32%, 02/04/05[3,4]	8,829	8,827
White Pine Finance LLC
1.04%, 08/26/04[3,4]	17,657	17,656
1.05%, 11/15/04[3,4]	21,189	21,189
1.06%, 04/20/04[3,4]	17,657	17,657
1.06%, 07/06/04[3,4]	21,189	21,188

		857,064
COMMERCIAL PAPER – 2.63%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	16,598	16,592
1.03%, 04/20/04[3]	17,657	17,648
1.03%, 04/23/04[3]	20,836	20,823
1.03%, 04/26/04[3]	17,657	17,645
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	14,303	14,289
Barton Capital Corp.
1.03%, 04/02/04[3]	18,402	18,402
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	10,594	10,588
1.03%, 05/21/04[3]	17,657	17,632
Corporate Asset Funding
1.05%, 05/21/04[3]	18,364	18,337
Corporate Receivables Corp.
1.03%, 04/07/04[3]	17,657	17,654
1.04%, 06/03/04[3]	35,315	35,251
Delaware Funding Corp.
1.03%, 04/02/04[3]	17,657	17,657
1.03%, 05/05/04[3]	26,516	26,490
1.03%, 05/21/04[3]	8,829	8,816
Edison Asset Securitization
1.07%, 09/21/04[3]	17,657	17,567
Eureka Securitization Inc.
1.03%, 05/25/04[3]	7,063	7,052
1.04%, 04/14/04[3]	21,189	21,181
Falcon Asset Securitization
1.03%, 04/15/04[3]	21,222	21,213
1.03%, 04/22/04[3]	20,836	20,823
1.03%, 04/30/04[3]	17,657	17,643
Galaxy Funding Inc.
1.05%, 05/17/04[3]	17,657	17,634
Gemini Securitization Corp.
1.03%, 04/20/04[3]	10,602	10,596
1.03%, 04/23/04[3]	20,407	20,395
1.03%, 04/30/04[3]	12,375	12,365
1.03%, 05/24/04[3]	8,829	8,815
1.04%, 04/19/04[3]	8,829	8,824
GIRO Funding US Corp.
1.05%, 05/19/04[3]	8,829	8,816
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	35,315	35,300
1.03%, 04/19/04[3]	47,675	47,651
1.03%, 04/28/04[3]	21,189	21,173
1.03%, 04/30/04[3]	30,079	30,055
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	12,373	12,370
1.05%, 04/05/04[3]	14,303	14,301
Polonius Inc.
1.04%, 05/21/04[3]	20,430	20,400

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	$37,081	$37,062
1.04%, 04/23/04[3]	40,612	40,586
1.04%, 05/20/04[3]	8,829	8,816
Receivables Capital Corp.
1.04%, 04/14/04[3]	15,539	15,533
Scaldis Capital LLC
1.05%, 06/30/04[3]	12,643	12,610
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	17,657	17,648
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	11,232	11,226
1.04%, 04/29/04[3]	15,906	15,893

		791,372
TIME DEPOSITS – 2.24%

Toronto-Dominion Bank
1.41%, 11/01/04[3]	26,486	26,485
Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	123,602	123,602
1.33%, 02/10/05[3]	17,657	17,655
1.39%, 02/02/05[3]	17,657	17,655
1.40%, 10/25/04[3]	35,315	35,317
Bank of New York
1.39%, 11/01/04[3]	35,315	35,313
Bank of Nova Scotia
1.24%, 10/07/04[3]	26,486	26,485
1.42%, 10/29/04[3]	26,486	26,487
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	26,486	26,484
1.38%, 11/22/04[3]	8,829	8,829
1.40%, 10/29/04[3]	35,315	35,314
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	52,972	52,972
Toronto-Dominion Bank
1.04%, 06/22/04[3]	8,829	8,829
1.22%, 03/23/05[3]	61,801	61,791
1.34%, 02/10/05[3]	14,126	14,124
UBS Finance (Delaware)
1.06%, 04/01/04[3]	70,630	70,630
1.10%, 09/08/04[3]	35,315	35,142
1.11%, 12/17/04[3]	52,972	52,548

		675,662
REPURCHASE AGREEMENTS – 0.70%

Bank of America, NA
1.06%, 04/01/04[3]	70,630	70,630
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	141,260	141,260

		211,890
U.S. GOVERNMENT AGENCY NOTES – 0.29%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	26,486	26,452
1.28%, 08/19/04[3]	14,126	14,056
Federal National Mortgage Association
1.28%, 08/20/04[3]	45,909	45,679

		86,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,200,241)		4,200,241

TOTAL INVESTMENTS IN SECURITIES – 113.48% (Cost: $30,483,430)		34,190,260

Other Assets, Less Liabilities – (13.48%)		(4,061,164)

NET ASSETS – 100.00%		$30,129,096

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.78%

AUSTRALIA – 0.28%

CSL Ltd.	13,384	$214,374
Mayne Group Ltd.	57,970	149,589

		363,963
CANADA – 0.14%

Biovail Corp.[1]	960	14,938
MDS Inc.	9,744	163,111

		178,049
DENMARK – 0.61%

Novo Nordisk A/S Class B	17,248	800,014

		800,014
FRANCE – 4.21%

Aventis SA	46,256	3,555,592
Essilor International SA	6,384	388,264
Sanofi-Synthelabo SA	23,912	1,561,837

		5,505,693
GERMANY – 0.82%

Altana AG	5,096	315,253
Fresenius Medical Care AG	2,576	169,869
Schering AG	12,432	588,344

		1,073,466
IRELAND – 0.42%

Elan Corp. PLC[1]	26,208	544,298

		544,298
JAPAN – 3.97%

Daiichi Pharmaceutical Co. Ltd.	16,800	326,198
Eisai Co. Ltd.	16,800	455,385
Fujisawa Pharmaceutical Co. Ltd.	22,400	538,280
Sankyo Co. Ltd.	28,000	609,603
Takeda Chemical Industries Ltd.	50,400	2,247,859
Terumo Corp.	11,200	243,303
Yamanouchi Pharmaceutical Co. Ltd.	22,400	770,818

		5,191,446
SWITZERLAND – 9.06%

Novartis AG	166,432	7,067,957
Roche Holding AG Bearer	1,680	225,109
Roche Holding AG Genusschein	46,536	4,545,787

		11,838,853
UNITED KINGDOM – 11.04%

Amersham PLC	30,184	444,344
AstraZeneca PLC	112,672	5,224,483
GlaxoSmithKline PLC	399,616	7,843,758
Shire Pharmaceuticals Group PLC[1]	33,656	328,448
Smith & Nephew PLC	58,632	577,038

		14,418,071
UNITED STATES – 69.23%

Abbott Laboratories	104,272	4,285,579
Aetna Inc.	10,416	934,523
Allergan Inc.	9,128	768,212
AmerisourceBergen Corp.	7,840	428,691
Amgen Inc.[1]	85,628	4,980,981
Anthem Inc.[1]	9,912	898,424
Applera Corp. – Applied Biosystems Group	5,750	113,735
Bard (C.R.) Inc.	3,864	377,281
Bausch & Lomb Inc.	3,584	214,932
Baxter International Inc.	41,328	1,276,622
Becton, Dickinson & Co.	17,192	833,468
Biogen Idec Inc.[1]	21,958	1,220,865
Biomet Inc.	17,696	678,819
Boston Scientific Corp.[1]	54,152	2,294,962
Bristol-Myers Squibb Co.	129,304	3,133,036
Cardinal Health Inc.	29,400	2,025,660
Caremark Rx Inc.[1]	20,776	690,802
Chiron Corp.[1]	12,600	554,526
CIGNA Corp.	2,781	164,135
Express Scripts Inc.[1]	5,488	409,350
Forest Laboratories Inc.[1]	24,696	1,768,728
Genzyme Corp. – General Division[1]	15,120	711,245
Guidant Corp.	20,832	1,320,124
HCA Inc.	33,488	1,360,283
Health Management Associates Inc. Class A	17,416	404,225
Humana Inc.[1]	11,424	217,284
IMS Health Inc.	16,688	388,163
Johnson & Johnson	197,232	10,003,607
King Pharmaceuticals Inc.[1]	17,528	295,172
Lilly (Eli) & Co.	74,536	4,986,458
Manor Care Inc.	5,936	209,481

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
McKesson Corp.	20,272	$609,984
Medco Health Solutions Inc.[1]	6,150	209,100
MedImmune Inc.[1]	7,604	175,500
Medtronic Inc.	80,920	3,863,930
Merck & Co. Inc.	147,672	6,525,626
Millipore Corp.[1]	3,584	184,146
Monsanto Co.	1,015	37,220
Pfizer Inc.	500,248	17,533,692
Quest Diagnostics Inc.	7,064	585,111
Schering-Plough Corp.	98,168	1,592,285
St. Jude Medical Inc.[1]	11,872	855,971
Stryker Corp.	13,552	1,199,759
Tenet Healthcare Corp.[1]	33,208	370,601
UnitedHealth Group Inc.	42,056	2,710,089
Watson Pharmaceuticals Inc.[1]	7,336	313,907
WellPoint Health Networks Inc.[1]	10,360	1,178,139
Wyeth	89,040	3,343,452
Zimmer Holdings Inc.[1]	16,464	1,214,714

		90,452,599

TOTAL COMMON STOCKS (Cost: $131,502,163)		130,366,452

SHORT-TERM INVESTMENTS – 10.15%

MONEY MARKET FUNDS – 3.80%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	3,394,800	3,394,800
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,229,093	1,229,093
BlackRock Temp Cash Money Market Fund[2]	57,531	57,531
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	286,497	286,497

		4,967,921
FLOATING RATE NOTES – 2.07%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	55,868	55,867
1.05%, 09/15/04[2,4]	111,736	111,731
1.06%, 10/12/04[2,4]	55,868	55,865

Security	Principal	Value
1.14%, 08/23/04[2,4]	$55,868	$55,887
CC USA Inc.
1.05%, 04/19/04[2,4]	49,164	49,164
1.06%, 05/24/04[2,4]	111,736	111,734
1.09%, 07/15/04[2,4]	55,868	55,874
1.51%, 02/15/05[2,4]	72,628	72,729
Dorada Finance Inc.
1.04%, 07/01/04[2]	39,108	39,005
1.05%, 05/20/04[2,4]	111,736	111,734
1.24%, 08/09/04[2]	27,934	27,932
1.48%, 01/18/05[2,4]	83,802	83,799
Five Finance Inc.
1.06%, 04/15/04[2,4]	55,868	55,868
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	111,736	111,736
Holmes Financing PLC
1.05%, 04/15/04[2]	11,174	11,174
K2 USA LLC
1.05%, 08/16/04[2,4]	27,934	27,932
1.05%, 09/27/04[2,4]	120,675	120,666
1.06%, 04/13/04[2]	55,868	55,868
1.06%, 05/17/04[2]	55,868	55,868
1.46%, 01/12/05[2,4]	55,868	55,864
Links Finance LLC
1.05%, 06/28/04[2]	55,868	55,866
1.06%, 05/04/04[2]	55,868	55,868
1.06%, 07/20/04[2]	44,694	44,692
Nationwide Building Society
1.09%, 07/23/04[2,4]	83,802	83,802
1.11%, 12/28/04[2,4]	111,736	111,736
Northern Rock PLC
1.11%, 01/13/05[2,4]	106,149	106,149
Permanent Financing PLC
1.04%, 03/10/05[2]	111,736	111,736
1.05%, 12/10/04[2]	55,868	55,868
Sigma Finance Inc.
1.05%, 07/01/04[2]	55,868	55,864
1.06%, 07/20/04[2]	55,868	55,865
1.09%, 10/07/04[2]	111,736	111,724
1.24%, 08/06/04[2]	27,934	27,933

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
Tango Finance Corp.
1.05%, 01/18/052,[4]	$49,164	$49,160
1.06%, 07/15/042,[4]	33,521	33,518
1.07%, 02/25/052,[4]	62,572	62,561
1.10%, 07/06/042,[4]	33,521	33,520
WhistleJacket Capital LLC
1.05%, 09/15/042,[4]	55,868	55,863
1.32%, 02/04/052,[4]	27,934	27,929
White Pine Finance LLC
1.04%, 08/26/042,[4]	55,868	55,864
1.05%, 11/15/042,[4]	67,041	67,041
1.06%, 04/20/042,[4]	55,868	55,868
1.06%, 07/06/042,[4]	67,041	67,040

		2,711,764
COMMERCIAL PAPER – 1.92%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	52,516	52,496
1.03%, 04/20/04[2]	55,868	55,838
1.03%, 04/23/04[2]	65,924	65,883
1.03%, 04/26/04[2]	55,868	55,828
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	45,253	45,209
Barton Capital Corp.
1.03%, 04/02/04[2]	58,224	58,223
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	33,521	33,500
1.03%, 05/21/04[2]	55,868	55,788
Corporate Asset Funding
1.05%, 05/21/04[2]	58,103	58,018
Corporate Receivables Corp.
1.03%, 04/07/04[2]	55,868	55,858
1.04%, 06/03/04[2]	111,736	111,532
Delaware Funding Corp.
1.03%, 04/02/04[2]	55,868	55,866
1.03%, 05/05/04[2]	83,895	83,813
1.03%, 05/21/04[2]	27,934	27,894
Edison Asset Securitization
1.07%, 09/21/04[2]	55,868	55,581
Eureka Securitization Inc.
1.03%, 05/25/04[2]	22,347	22,313
1.04%, 04/14/04[2]	67,041	67,016
Falcon Asset Securitization
1.03%, 04/15/04[2]	67,145	67,118
1.03%, 04/22/04[2]	65,924	65,884
1.03%, 04/30/04[2]	55,868	55,822
Galaxy Funding Inc.
1.05%, 05/17/04[2]	55,868	55,793
Gemini Securitization Corp.
1.03%, 04/20/04[2]	33,543	33,525
1.03%, 04/23/04[2]	64,569	64,529
1.03%, 04/30/04[2]	39,156	39,123
1.03%, 05/24/04[2]	27,934	27,892
1.04%, 04/19/04[2]	27,934	27,919
GIRO Funding US Corp.
1.05%, 05/19/04[2]	27,934	27,895
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	111,736	111,688
1.03%, 04/19/04[2]	150,843	150,765
1.03%, 04/28/04[2]	67,041	66,990
1.03%, 04/30/04[2]	95,171	95,092
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	39,148	39,140
1.05%, 04/05/04[2]	45,253	45,248
Polonius Inc.
1.04%, 05/21/04[2]	64,639	64,546
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	117,323	117,262
1.04%, 04/23/04[2]	128,496	128,414
1.04%, 05/20/04[2]	27,934	27,895
Receivables Capital Corp.
1.04%, 04/14/04[2]	49,164	49,145
Scaldis Capital LLC
1.05%, 06/30/04[2]	40,001	39,897
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	55,868	55,839
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	35,538	35,519
1.04%, 04/29/04[2]	50,326	50,285

		2,503,881

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
TIME DEPOSITS – 1.64%

Toronto-Dominion Bank
1.41%, 11/01/04[2]	$83,802	$83,797
Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	391,075	391,075
1.33%, 02/10/05[2]	55,868	55,861
1.39%, 02/02/05[2]	55,868	55,861
1.40%, 10/25/04[2]	111,736	111,726
Bank of New York
1.39%, 11/01/04[2]	111,736	111,729
Bank of Nova Scotia
1.24%, 10/07/04[2]	83,802	83,797
1.42%, 10/29/04[2]	83,802	83,805
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	83,802	83,795
1.38%, 11/22/04[2]	27,934	27,936
1.40%, 10/29/04[2]	111,736	111,734
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	167,604	167,604
Toronto-Dominion Bank
1.04%, 06/22/04[2]	27,934	27,934
1.22%, 03/23/05[2]	195,538	195,504
1.34%, 02/10/05[2]	44,694	44,689
UBS Finance (Delaware)
1.06%, 04/01/04[2]	223,472	223,472
1.10%, 09/08/04[2]	111,736	111,190
1.11%, 12/17/04[2]	167,604	166,252

		2,137,761
REPURCHASE AGREEMENTS – 0.51%

Bank of America, NA
1.06%, 04/01/04[2]	223,472	223,472
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	446,943	446,943

		670,415
U.S. GOVERNMENT AGENCY NOTES – 0.21%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	83,802	83,692
1.28%, 08/19/04[2]	44,694	44,472
Federal National Mortgage Association
1.28%, 08/20/04[2]	145,256	144,529

		272,693

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,264,435)		13,264,435

TOTAL INVESTMENTS IN SECURITIES – 109.93% (Cost: $144,766,598)		143,630,887

Other Assets, Less Liabilities – (9.93%)		(12,974,932)

NET ASSETS – 100.00%		$130,655,955

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.86%

CANADA – 1.44%

ATI Technologies Inc.[1]	3,069	$49,809
Celestica Inc.[1]	2,420	39,313
Cognos Inc.[1]	990	30,862
Nortel Networks Corp.[1]	48,587	285,034

		405,018
FINLAND – 4.08%

Nokia OYJ	55,759	1,142,951

		1,142,951
FRANCE – 1.73%

Alcatel SA1	13,794	217,657
Cap Gemini SA1	1,298	49,496
Dassault Systemes SA	451	18,733
Sagem SA	280	31,177
STMicroelectronics NV	7,150	168,528

		485,591
GERMANY – 1.84%

Epcos AG1	693	15,704
Infineon Technologies AG1	6,754	98,770
SAP AG	2,530	399,988

		514,462
JAPAN – 10.25%

Advantest Corp.	1,100	90,191
Canon Inc.	11,000	569,904
Fujitsu Ltd.[1]	22,000	140,626
Hitachi Ltd.	33,000	255,981
Hoya Corp.	1,100	107,320
Konica Minolta Holdings Inc.	5,500	78,666
Kyocera Corp.	2,200	184,822
Murata Manufacturing Co. Ltd.	3,300	209,670
NEC Corp.	22,000	181,016
Nintendo Co. Ltd.	1,100	111,126
NTT Data Corp.	22	93,469
Ricoh Corp. Ltd.	11,000	226,270
Rohm Co. Ltd.	1,100	142,423
Softbank Corp.[1]	2,200	102,985
TDK Corp.	1,100	84,058
Tokyo Electron Ltd.	2,200	146,970
Toshiba Corp.	33,000	149,719

		2,875,216
NETHERLANDS – 0.37%

ASML Holding NV1	5,577	102,187

		102,187
SOUTH KOREA – 2.68%

Samsung Electronics Co. Ltd. GDR	3,037	751,657

		751,657
SWEDEN – 1.80%

Telefonaktiebolaget LM Ericsson Class B1	182,171	504,870

		504,870
TAIWAN – 1.39%

Taiwan Semiconductor Manufacturing Co. Ltd. ADR[1]	25,744	268,767
United Microelectronics Corp. ADR[1]	23,320	121,264

		390,031
UNITED KINGDOM – 0.62%

ARM Holdings PLC	11,572	25,308
Dimension Data Holdings PLC[1]	15,422	10,274
LogicaCMG PLC	10,087	47,505
Misys PLC	7,337	27,744
Sage Group PLC	14,432	47,809
Spirent PLC[1]	10,802	14,989

		173,629
UNITED STATES – 73.66%

ADC Telecommunications Inc.[1]	9,966	28,901
Adobe Systems Inc.	2,651	104,529
Advanced Micro Devices Inc.[1]	4,455	72,305
Agilent Technologies Inc.[1]	5,599	177,096
Altera Corp.[1]	4,092	83,681
Analog Devices Inc.	4,180	200,682
Andrew Corp.[1]	1,078	18,865
Apple Computer Inc.[1]	4,565	123,483
Applied Materials Inc.[1]	19,272	412,035
Applied Micro Circuits Corp.[1]	3,916	22,517
Autodesk Inc.	1,386	43,825
Automatic Data Processing Inc.	6,600	277,200
Avaya Inc.[1]	5,115	81,226
BMC Software Inc.[1]	2,442	47,741

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
Broadcom Corp. Class A1	3,333	$130,554
CIENA Corp.[1]	5,104	25,367
Cisco Systems Inc.[1]	80,311	1,888,915
Citrix Systems Inc.[1]	1,826	39,478
Computer Associates International Inc.	6,699	179,935
Computer Sciences Corp.[1]	2,134	86,064
Compuware Corp.[1]	4,719	35,157
Comverse Technology Inc.[1]	2,365	42,901
Convergys Corp.[1]	1,650	25,080
Corning Inc.[1]	14,839	165,900
Dell Inc.[1]	30,239	1,016,635
Electronic Arts Inc.[1]	3,278	176,881
EMC Corp.[1]	27,918	379,964
First Data Corp.	10,527	443,818
Fiserv Inc.[1]	2,420	86,563
Gateway Inc.[1]	4,466	23,580
Hewlett-Packard Co.	35,904	820,047
Intel Corp.	75,790	2,061,488
International Business Machines Corp.	20,295	1,863,893
Intuit Inc.[1]	2,299	103,179
Jabil Circuit Inc.[1]	2,464	72,516
JDS Uniphase Corp.[1]	16,863	68,632
KLA-Tencor Corp.[1]	2,387	120,185
Lexmark International Inc.[1]	1,463	134,596
Linear Technology Corp.	3,641	134,790
LSI Logic Corp.[1]	4,554	42,534
Lucent Technologies Inc.[1]	47,344	194,584
Maxim Integrated Products Inc.	3,762	177,153
Mercury Interactive Corp.[1]	1,045	46,816
Micron Technology Inc.[1]	7,656	127,932
Microsoft Corp.	126,621	3,161,726
Molex Inc.	2,255	68,529
Motorola Inc.	26,675	469,480
National Semiconductor Corp.[1]	2,244	99,701
NCR Corp.[1]	1,199	52,828
Network Appliance Inc.[1]	4,213	90,369
Novell Inc.[1]	4,565	51,950
Novellus Systems Inc.[1]	1,837	58,398
NVIDIA Corp.[1]	1,727	45,748
Oracle Corp.[1]	60,401	725,416
Parametric Technology Corp.[1]	3,388	15,314
Paychex Inc.	4,532	161,339
PeopleSoft Inc.[1]	4,400	81,356
PerkinElmer Inc.	1,309	27,083
PMC-Sierra Inc.[1]	2,145	36,401
QLogic Corp.[1]	1,188	39,216
QUALCOMM Inc.	9,218	612,260
Sabre Holdings Corp.	2,057	51,034
Sanmina-SCI Corp.[1]	6,336	69,759
Scientific-Atlanta Inc.	1,573	50,871
Siebel Systems Inc.[1]	5,786	66,597
Solectron Corp.[1]	10,230	56,572
Sun Microsystems Inc.[1]	37,598	156,408
SunGard Data Systems Inc.[1]	3,322	91,023
Symantec Corp.[1]	3,630	168,069
Symbol Technologies Inc.	2,937	40,531
Tektronix Inc.	1,221	39,939
Tellabs Inc.[1]	5,225	45,092
Teradyne Inc.[1]	2,255	53,737
Texas Instruments Inc.	20,229	591,091
Thermo Electron Corp.[1]	2,343	66,260
Unisys Corp.[1]	4,059	57,962
Veritas Software Corp.[1]	5,071	136,461
Waters Corp.[1]	1,639	66,937
Xerox Corp.[1]	9,108	132,704
Xilinx Inc.[1]	3,740	142,120
Yahoo! Inc.[1]	7,601	369,334

		20,658,838

TOTAL COMMON STOCKS (Cost: $27,267,104)		28,004,450

SHORT-TERM INVESTMENTS – 14.64%

MONEY MARKET FUNDS – 5.48%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares2,[3]	1,050,541	1,050,541
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares2,[3]	380,664	380,664
BlackRock Temp Cash Money Market Fund[2]	17,818	17,818

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	88,732	$88,732

		1,537,755
FLOATING RATE NOTES – 2.99%

Beta Finance Inc.
1.05%, 05/20/042,[4]	$17,303	17,303
1.05%, 09/15/042,[4]	34,606	34,604
1.06%, 10/12/042,[4]	17,303	17,302
1.14%, 08/23/042,[4]	17,303	17,309
CC USA Inc.
1.05%, 04/19/042,[4]	15,227	15,227
1.06%, 05/24/042,[4]	34,606	34,605
1.09%, 07/15/042,[4]	17,303	17,305
1.51%, 02/15/052,[4]	22,494	22,525
Dorada Finance Inc.
1.04%, 07/01/04[2]	12,112	12,080
1.05%, 05/20/042,[4]	34,606	34,605
1.24%, 08/09/04[2]	8,651	8,651
1.48%, 01/18/052,[4]	25,954	25,953
Five Finance Inc.
1.06%, 04/15/042,[4]	17,303	17,303
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	34,606	34,606
Holmes Financing PLC
1.05%, 04/15/04[2]	3,461	3,461
K2 USA LLC
1.05%, 08/16/042,[4]	8,651	8,651
1.05%, 09/27/042,[4]	37,374	37,372
1.06%, 04/13/04[2]	17,303	17,303
1.06%, 05/17/04[2]	17,303	17,303
1.46%, 01/12/052,[4]	17,303	17,302
Links Finance LLC
1.05%, 06/28/04[2]	17,303	17,302
1.06%, 05/04/04[2]	17,303	17,303
1.06%, 07/20/04[2]	13,842	13,842
Nationwide Building Society
1.09%, 07/23/042,[4]	25,954	25,954
1.11%, 12/28/042,[4]	34,606	34,606
Northern Rock PLC
1.11%, 01/13/052,[4]	32,876	32,876

Security	Principal	Value
Permanent Financing PLC
1.04%, 03/10/05[2]	$34,606	$34,606
1.05%, 12/10/04[2]	17,303	17,303
Sigma Finance Inc.
1.05%, 07/01/04[2]	17,303	17,302
1.06%, 07/20/04[2]	17,303	17,302
1.09%, 10/07/04[2]	34,606	34,602
1.24%, 08/06/04[2]	8,651	8,651
Tango Finance Corp.
1.05%, 01/18/052,[4]	15,227	15,225
1.06%, 07/15/042,[4]	10,382	10,381
1.07%, 02/25/052,[4]	19,379	19,376
1.10%, 07/06/042,[4]	10,382	10,381
WhistleJacket Capital LLC
1.05%, 09/15/042,[4]	17,303	17,301
1.32%, 02/04/052,[4]	8,651	8,650
White Pine Finance LLC
1.04%, 08/26/042,[4]	17,303	17,302
1.05%, 11/15/042,[4]	20,764	20,764
1.06%, 04/20/042,[4]	17,303	17,303
1.06%, 07/06/042,[4]	20,764	20,763

		839,865
COMMERCIAL PAPER – 2.77%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	16,265	16,259
1.03%, 04/20/04[2]	17,303	17,294
1.03%, 04/23/04[2]	20,417	20,405
1.03%, 04/26/04[2]	17,303	17,291
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	14,015	14,002
Barton Capital Corp.
1.03%, 04/02/04[2]	18,033	18,032
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	10,382	10,375
1.03%, 05/21/04[2]	17,303	17,278
Corporate Asset Funding
1.05%, 05/21/04[2]	17,995	17,969
Corporate Receivables Corp.
1.03%, 04/07/04[2]	17,303	17,300
1.04%, 06/03/04[2]	34,606	34,543

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
Delaware Funding Corp.
1.03%, 04/02/04[2]	$17,303	$17,302
1.03%, 05/05/04[2]	25,983	25,958
1.03%, 05/21/04[2]	8,651	8,639
Edison Asset Securitization
1.07%, 09/21/04[2]	17,303	17,214
Eureka Securitization Inc.
1.03%, 05/25/04[2]	6,921	6,910
1.04%, 04/14/04[2]	20,764	20,755
Falcon Asset Securitization
1.03%, 04/15/04[2]	20,796	20,787
1.03%, 04/22/04[2]	20,417	20,405
1.03%, 04/30/04[2]	17,303	17,288
Galaxy Funding Inc.
1.05%, 05/17/04[2]	17,303	17,280
Gemini Securitization Corp.
1.03%, 04/20/04[2]	10,389	10,383
1.03%, 04/23/04[2]	19,998	19,985
1.03%, 04/30/04[2]	12,127	12,117
1.03%, 05/24/04[2]	8,651	8,638
1.04%, 04/19/04[2]	8,651	8,647
GIRO Funding US Corp.
1.05%, 05/19/04[2]	8,651	8,639
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	34,606	34,592
1.03%, 04/19/04[2]	46,718	46,694
1.03%, 04/28/04[2]	20,764	20,747
1.03%, 04/30/04[2]	29,476	29,451
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	12,125	12,122
1.05%, 04/05/04[2]	14,015	14,014
Polonius Inc.
1.04%, 05/21/04[2]	20,019	19,991
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	36,336	36,317
1.04%, 04/23/04[2]	39,797	39,771
1.04%, 05/20/04[2]	8,651	8,639
Receivables Capital Corp.
1.04%, 04/14/04[2]	15,227	15,221
Scaldis Capital LLC
1.05%, 06/30/04[2]	12,389	12,356
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	17,303	17,294
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	11,006	11,001
1.04%, 04/29/04[2]	15,586	15,574

		775,479
TIME DEPOSITS – 2.36%

Toronto-Dominion Bank
1.41%, 11/01/04[2]	25,954	25,953
Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	121,120	121,120
1.33%, 02/10/05[2]	17,303	17,301
1.39%, 02/02/05[2]	17,303	17,301
1.40%, 10/25/04[2]	34,606	34,603
Bank of New York
1.39%, 11/01/04[2]	34,606	34,604
Bank of Nova Scotia
1.24%, 10/07/04[2]	25,954	25,953
1.42%, 10/29/04[2]	25,954	25,956
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	25,954	25,952
1.38%, 11/22/04[2]	8,651	8,652
1.40%, 10/29/04[2]	34,606	34,605
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	51,909	51,909
Toronto-Dominion Bank
1.04%, 06/22/04[2]	8,651	8,651
1.22%, 03/23/05[2]	60,560	60,550
1.34%, 02/10/05[2]	13,842	13,841
UBS Finance (Delaware)
1.06%, 04/01/04[2]	69,212	69,212
1.10%, 09/08/04[2]	34,606	34,437
1.11%, 12/17/04[2]	51,909	51,493

		662,093

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 0.74%

Bank of America, NA
1.06%, 04/01/04[2]	$69,212	$69,212
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	138,423	138,423

		207,635
U.S. GOVERNMENT AGENCY NOTES – 0.30%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	25,954	25,920
1.28%, 08/19/04[2]	13,842	13,773
Federal National Mortgage Association
1.28%, 08/20/04[2]	44,988	44,761

		84,454

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,107,281)		4,107,281

TOTAL INVESTMENTS IN SECURITIES – 114.50% (Cost: $31,374,385)		32,111,731

Other Assets, Less Liabilities – (14.50%)		(4,067,131)

NET ASSETS – 100.00%		$28,044,600

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.75%

AUSTRALIA – 2.16%
Telstra Corp. Ltd.	129,474	$448,765

		448,765
BRAZIL – 0.53%

Brasil Telecom Participacoes SA ADR	968	33,057
Embratel Participacoes SA ADR	1,154	17,148
Tele Norte Leste Participacoes SA ADR	4,680	60,746

		110,951
CANADA – 2.46%

BCE Inc.	19,026	399,412
TELUS Corp.	6,228	110,415

		509,827
DENMARK – 0.46%

TDC A/S ADR	5,175	95,220

		95,220
FRANCE – 3.44%

Bouygues SA	4,419	152,054
France Telecom SA1	21,942	561,401

		713,455
GERMANY – 4.19%

Deutsche Telekom AG1	48,411	869,777

		869,777
GREECE – 0.41%

Hellenic Telecommunications Organization SA	11,772	84,758

		84,758
HONG KONG – 1.67%

China Mobil Ltd.	99,000	293,527
China Unicom Ltd.	58,000	52,483

		346,010
ITALY – 4.64%

Telecom Italia Mobile SpA	74,718	422,376
Telecom Italia SpA[1]	172,224	539,698

		962,074
JAPAN – 8.85%

Nippon Telegraph & Telephone Corp.	180	1,020,810
NTT DoCoMo Inc.	369	815,783

		1,836,593
MEXICO – 2.53%

America Movil SA de CV ADR Series L	7,335	283,498
Telefonos de Mexico ADR	6,899	240,844

		524,342
NETHERLANDS – 1.65%

Equant NV1	3,006	28,999
Koninklijke KPN NV1	40,086	312,812

		341,811
NEW ZEALAND – 0.40%

Telecom Corp. of New Zealand Ltd.	21,263	82,303

		82,303
PORTUGAL – 1.25%

Portugal Telecom SGPS ADR	23,113	259,097

		259,097
SOUTH KOREA – 0.69%

SK Telecom Co. Ltd. ADR	6,705	142,817

		142,817
SPAIN – 6.77%

Telefonica SA	92,864	1,404,824

		1,404,824
SWEDEN – 0.69%

TeliaSonera AB ADR	6,615	142,223

		142,223
SWITZERLAND – 0.82%

Swisscom AG ADR	5,175	170,672

		170,672
UNITED KINGDOM – 20.38%

BT Group PLC	174,222	566,743
Cable & Wireless PLC[1]	48,555	115,785
mm02 PLC[1]	175,284	323,756
Vodafone Group PLC	1,361,970	3,222,737

		4,229,021
UNITED STATES – 35.76%

Alltel Corp.	6,237	311,164
AT&T Corp.	15,680	306,858
AT&T Wireless Services Inc.[1]	55,107	750,006
BellSouth Corp.	36,891	1,021,512
CenturyTel Inc.	2,925	80,408

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Citizens Communications Co.[1]	5,751	$74,418
Nextel Communications Inc. Class A1	22,203	549,080
Qwest Communications International Inc.[1]	34,524	148,798
SBC Communications Inc.	66,258	1,625,971
Sprint Corp. (FON Group)	18,009	331,906
Sprint Corp. (PCS Group)[1]	20,583	189,364
Verizon Communications Inc.	55,557	2,030,053

		7,419,538

TOTAL COMMON STOCKS (Cost: $21,142,627)		20,694,078

SHORT-TERM INVESTMENTS – 16.42%

MONEY MARKET FUNDS – 6.12%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares2,[3]	864,249	864,249
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares2,[3]	316,636	316,636
BlackRock Temp Cash Money Market Fund[2]	14,821	14,821
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	73,807	73,807

		1,269,513
FLOATING RATE NOTES – 3.37%

Beta Finance Inc.
1.05%, 05/20/042,[4]	$14,393	14,392
1.05%, 09/15/042,[4]	28,785	28,784
1.06%, 10/12/042,[4]	14,393	14,392
1.14%, 08/23/042,[4]	14,393	14,397
CC USA Inc.
1.05%, 04/19/042,[4]	12,665	12,665
1.06%, 05/24/042,[4]	28,785	28,785
1.09%, 07/15/042,[4]	14,393	14,394
1.51%, 02/15/052,[4]	18,710	18,736

Security	Principal	Value
Dorada Finance Inc.
1.04%, 07/01/04[2]	$10,075	$10,048
1.05%, 05/20/042,[4]	28,785	28,785
1.24%, 08/09/04[2]	7,196	7,196
1.48%, 01/18/052,[4]	21,589	21,588
Five Finance Inc.
1.06%, 04/15/042,[4]	14,393	14,393
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	28,785	28,785
Holmes Financing PLC
1.05%, 04/15/04[2]	2,879	2,879
K2 USA LLC
1.05%, 08/16/042,[4]	7,196	7,196
1.05%, 09/27/042,[4]	31,088	31,086
1.06%, 04/13/04[2]	14,393	14,393
1.06%, 05/17/04[2]	14,393	14,392
1.46%, 01/12/052,[4]	14,393	14,391
Links Finance LLC
1.05%, 06/28/04[2]	14,393	14,392
1.06%, 05/04/04[2]	14,393	14,392
1.06%, 07/20/04[2]	11,514	11,513
Nationwide Building Society
1.09%, 07/23/042,[4]	21,589	21,589
1.11%, 12/28/042,[4]	28,785	28,785
Northern Rock PLC
1.11%, 01/13/052,[4]	27,346	27,346
Permanent Financing PLC
1.04%, 03/10/05[2]	28,785	28,785
1.05%, 12/10/04[2]	14,393	14,393
Sigma Finance Inc.
1.05%, 07/01/04[2]	14,393	14,392
1.06%, 07/20/04[2]	14,393	14,392
1.09%, 10/07/04[2]	28,785	28,782
1.24%, 08/06/04[2]	7,196	7,196
Tango Finance Corp.
1.05%, 01/18/052,[4]	12,665	12,664
1.06%, 07/15/042,[4]	8,636	8,635
1.07%, 02/25/052,[4]	16,120	16,117
1.10%, 07/06/042,[4]	8,636	8,635

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	$14,393	$14,391
1.32%, 02/04/05[2,4]	7,196	7,195
White Pine Finance LLC
1.04%, 08/26/04[2,4]	14,393	14,392
1.05%, 11/15/04[2,4]	17,271	17,271
1.06%, 04/20/04[2,4]	14,393	14,393
1.06%, 07/06/04[2,4]	17,271	17,271

		698,598
COMMERCIAL PAPER – 3.11%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	13,529	13,524
1.03%, 04/20/04[2]	14,393	14,385
1.03%, 04/23/04[2]	16,983	16,973
1.03%, 04/26/04[2]	14,393	14,382
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	11,658	11,647
Barton Capital Corp.
1.03%, 04/02/04[2]	15,000	14,999
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	8,636	8,630
1.03%, 05/21/04[2]	14,393	14,372
Corporate Asset Funding
1.05%, 05/21/04[2]	14,968	14,947
Corporate Receivables Corp.
1.03%, 04/07/04[2]	14,393	14,390
1.04%, 06/03/04[2]	28,785	28,733
Delaware Funding Corp.
1.03%, 04/02/04[2]	14,393	14,392
1.03%, 05/05/04[2]	21,613	21,592
1.03%, 05/21/04[2]	7,196	7,186
Edison Asset Securitization
1.07%, 09/21/04[2]	14,393	14,319
Eureka Securitization Inc.
1.03%, 05/25/04[2]	5,757	5,748
1.04%, 04/14/04[2]	17,271	17,265
Falcon Asset Securitization
1.03%, 04/15/04[2]	17,298	17,291
1.03%, 04/22/04[2]	16,983	16,973
1.03%, 04/30/04[2]	14,393	14,381
Galaxy Funding Inc.
1.05%, 05/17/04[2]	14,393	14,373
Gemini Securitization Corp.
1.03%, 04/20/04[2]	8,641	8,637
1.03%, 04/23/04[2]	16,634	16,624
1.03%, 04/30/04[2]	10,087	10,079
1.03%, 05/24/04[2]	7,196	7,185
1.04%, 04/19/04[2]	7,196	7,193
GIRO Funding US Corp.
1.05%, 05/19/04[2]	7,196	7,186
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	28,785	28,773
1.03%, 04/19/04[2]	38,860	38,840
1.03%, 04/28/04[2]	17,271	17,258
1.03%, 04/30/04[2]	24,518	24,497
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	10,085	10,083
1.05%, 04/05/04[2]	11,658	11,657
Polonius Inc.
1.04%, 05/21/04[2]	16,652	16,628
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	30,224	30,209
1.04%, 04/23/04[2]	33,103	33,082
1.04%, 05/20/04[2]	7,196	7,186
Receivables Capital Corp.
1.04%, 04/14/04[2]	12,665	12,661
Scaldis Capital LLC
1.05%, 06/30/04[2]	10,305	10,278
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	14,393	14,385
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	9,155	9,150
1.04%, 04/29/04[2]	12,965	12,954

		645,047
TIME DEPOSITS – 2.65%

Toronto-Dominion Bank
1.41%, 11/01/04[2]	21,589	21,588

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2004

Security	Principal	Value
Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	$100,748	$100,748
1.33%, 02/10/05[2]	14,393	14,391
1.39%, 02/02/05[2]	14,393	14,391
1.40%, 10/25/04[2]	28,785	28,775
Bank of New York
1.39%, 11/01/04[2]	28,785	28,783
Bank of Nova Scotia
1.24%, 10/07/04[2]	21,589	21,588
1.42%, 10/29/04[2]	21,589	21,590
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	21,589	21,587
1.38%, 11/22/04[2]	7,196	7,197
1.40%, 10/29/04[2]	28,785	28,785
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	43,178	43,178
Toronto-Dominion Bank
1.04%, 06/22/04[2]	7,196	7,196
1.22%, 03/23/05[2]	50,374	50,365
1.34%, 02/10/05[2]	11,514	11,513
UBS Finance (Delaware)
1.06%, 04/01/04[2]	57,570	57,570
1.10%, 09/08/04[2]	28,785	28,644
1.11%, 12/17/04[2]	43,178	42,832

		550,721
REPURCHASE AGREEMENTS – 0.83%

Bank of America, NA
1.06%, 04/01/04[2]	57,570	57,570
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	115,140	115,140

		172,710
U.S. GOVERNMENT AGENCY NOTES – 0.34%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	$21,589	$21,561
1.28%, 08/19/04[2]	11,514	11,457
Federal National Mortgage Association
1.28%, 08/20/04[2]	37,421	37,233

		70,251

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,406,840)		3,406,840

TOTAL INVESTMENTS IN SECURITIES – 116.17% (Cost: $24,549,467)		24,100,918

Other Assets, Less Liabilities – (16.17%)		(3,354,218)

NET ASSETS – 100.00%		$20,746,700

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.19%

AUSTRIA – 0.05%

OMV AG	1,920	$363,361
VA Technologie AG1	1,440	64,856

		428,217
BELGIUM – 1.50%

AGFA Gevaert NV	13,680	335,050
Algemene Maatschappij voor Nijverheidskredit NV	14,880	902,416
Dexia Group	106,560	1,850,346
Electrabel SA	4,320	1,406,845
Fortis	178,800	3,801,283
Groupe Bruxelles Lambert SA	9,120	550,852
Interbrew SA	20,880	574,515
KBC Bankverzekeringsholding NV	14,880	870,415
Solvay SA	9,600	771,553
UCB SA	13,440	516,468

		11,579,743
DENMARK – 0.83%

AP Moller - Maersk A/S	240	1,711,385
Danske Bank A/S	77,280	1,747,594
Group 4 Falck A/S	4,320	110,884
ISS A/S	6,480	332,116
Novo Nordisk A/S Class B	39,120	1,814,504
TDC A/S	14,400	525,300
Vestas Wind Systems A/S	13,200	211,348

		6,453,131
FINLAND – 2.23%

Nokia OYJ	706,800	14,488,023
Stora Enso OYJ Class R	99,840	1,256,380
UPM-Kymmene OYJ	79,680	1,458,989

		17,203,392
FRANCE – 14.19%

Accor SA	28,800	1,166,885
Alcatel SA1	183,120	2,889,464
Alstom[1]	104,008	251,796
Arcelor	76,320	1,384,335
Assurances Generales de France	8,400	521,299
Aventis SA	102,960	7,914,298
AXA	216,240	4,512,220
BNP Paribas SA	127,440	7,788,266
Bouygues SA	34,800	1,197,440
Cap Gemini SA1	15,600	594,871
Carrefour SA	89,520	4,415,847
Christian Dior SA	9,840	650,570
Compagnie de Saint-Gobain SA	48,960	2,473,463
Compagnie Generale des Etablissements Michelin Class B	22,320	1,011,035
Credit Agricole SA	105,366	2,751,541
Dassault Systemes SA	9,600	398,754
Essilor International SA	15,120	919,572
Etablissements Economiques du Casino Guichard-Perrachon SA	6,720	644,553
European Aeronautic Defence and Space Co.	38,880	838,533
France Telecom SA1	158,184	4,047,248
Groupe Danone	18,720	3,068,868
Hermes International	3,120	636,472
Lafarge SA	23,663	1,914,882
Lagardere S.C.A.	21,120	1,202,466
L’Air Liquide SA	15,120	2,573,464
L’Oreal SA	46,800	3,583,030
LVMH Moet Hennessy Louis Vuitton SA	33,840	2,486,841
Pernod-Ricard SA	8,880	1,080,351
Pinault-Printemps-Redoute SA	10,320	1,078,625
PSA Peugeot Citroen	26,160	1,332,857
Publicis Groupe	19,680	596,638
Renault SA	28,560	1,977,738
Sagem SA	2,498	277,816
Sanofi-Synthelabo SA	54,720	3,574,093
Schneider Electric SA	31,680	2,063,372
Societe Generale Class A	57,360	4,899,034
Societe Television Francaise[1]	18,720	594,449
Sodexho Alliance SA	13,440	409,112
STMicroelectronics NV	89,280	2,104,357
Suez SA	142,800	2,916,593
Thales/Ex Thomson CSF	9,600	367,372
Thomson SA	38,160	703,891
Total SA	96,480	17,713,502
Valeo SA	9,594	398,033

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Shares	Value
Veolia Environment	29,040	$810,101
Vinci SA	11,040	1,059,587
Vivendi Universal SA1	144,960	3,842,509

		109,638,043
GERMANY – 9.63%

Adidas-Salomon AG	7,200	837,382
Allianz AG	49,626	5,403,916
Altana AG	10,320	638,424
BASF AG	85,680	4,351,725
Bayer AG	105,600	2,570,780
Bayerische Hypo-Und Vereinsbank AG1	75,594	1,480,786
Bayerische Motoren Werke AG	49,200	2,000,684
Commerzbank AG	70,320	1,192,544
Continental AG	20,160	793,283
DaimlerChrysler AG Registered	124,320	5,191,357
Deutsche Bank AG	86,880	7,222,776
Deutsche Lufthansa AG	51,360	836,922
Deutsche Post AG	48,000	1,073,567
Deutsche Telekom AG1	356,880	6,411,891
E.ON AG	94,560	6,228,576
Epcos AG1	7,920	179,474
Fresenius Medical Care AG	5,040	332,352
Hypo Real Estate Holding AG1	13,487	378,388
Infineon Technologies AG1	78,720	1,151,194
Linde AG	12,000	635,440
MAN AG	12,000	427,657
Metro AG	21,840	935,077
MLP AG1	8,160	149,415
Muenchener Rueckversicherungs – Gesellschaft AG	27,201	3,020,826
RWE AG	60,000	2,693,503
SAP AG	30,480	4,818,827
Schering AG	27,120	1,283,452
Siemens AG	124,080	9,159,588
ThyssenKrupp AG	60,000	1,114,858
TUI AG	16,560	377,503
Volkswagen AG	34,320	1,498,930

		74,391,097
GREECE – 0.21%

Hellenic Telecommunications Organization SA	86,880	625,536
National Bank of Greece SA ADR	179,454	978,024

		1,603,560
IRELAND – 0.83%

Allied Irish Banks PLC	125,040	1,865,453
Bank of Ireland	142,080	1,772,211
CRH PLC	78,979	1,606,298
Elan Corporation PLC[1]	58,320	1,196,880

		6,440,842
ITALY – 5.24%

Alitalia SpA[1]	305,520	90,860
Alleanza Assicurazioni SpA	76,800	869,235
Assicurazioni Generali SpA	165,360	4,218,658
Autostrade SpA[1]	9,360	167,246
Banca Fideuram SpA	36,000	199,082
Banca Intesa SpA	661,440	2,186,549
Banca Monte dei Paschi di Siena SpA	175,200	511,345
Banca Nazionale del Lavoro SpA[1]	240,000	544,157
Banca Popolare di Verona e Novara SCRL	49,680	808,325
Benetton Group SpA	6,720	71,434
Capitalia SpA[1]	256,320	663,057
Enel SpA	345,628	2,794,804
Eni SpA	417,600	8,395,766
Fiat SpA[1]	94,560	653,071
FinecoGroup SpA[1]	21,600	119,715
Finmeccanica SpA	933,840	722,986
Luxottica Group SpA	23,280	366,193
Mediaset SpA	94,800	1,051,992
Mediobanca SpA	76,320	880,685
Mediolanum SpA	36,000	221,644
Pirelli & Co. SpA	354,297	345,704
Riunione Adriatica di Sicurta SpA	46,560	832,516
Sanpaolo IMI SpA	182,640	2,080,617
Seat Pagine Gaille SpA[1]	536,905	524,543
Snam Rete Gas SpA	118,080	533,999
Telecom Italia Mobile SpA	553,680	3,129,920
Telecom Italia SpA[1]	1,275,900	3,998,281

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Shares	Value
Tiscali SpA[1]	34,080	$196,003
Unicredito Italiano SpA	690,960	3,294,588

		40,472,975
NETHERLANDS – 6.90%

ABN AMRO Holding NV	217,200	4,844,545
Aegon NV	198,769	2,540,379
Akzo Nobel NV	41,040	1,506,465
ASML Holding NV1	66,960	1,226,901
Burhmann NV1	17,760	160,416
DSM NV	11,280	503,606
Equant NV1	21,840	210,688
Gucci Group NV	4,560	388,062
Heineken NV	28,344	1,135,521
ING Groep NV	255,360	5,610,957
Koninklijke Ahold NV1	223,273	1,827,372
Koninklijke KPN NV1	294,140	2,295,326
Koninklijke Numico NV1	21,365	630,131
Koninklijke Philips Electronics NV	188,883	5,461,744
Randstad Holding NV	11,520	307,205
Reed Elsevier NV	99,840	1,317,727
Royal Dutch Petroleum Co.	310,560	14,750,664
TNT Post Group NV	44,640	939,171
Unilever NV CVA	84,720	5,845,912
VNU NV	39,600	1,133,881
Wolters Kluwer NV CVA	40,800	697,435

		53,334,108
NORWAY – 0.38%

Norsk Hydro ASA	19,680	1,238,268
Orkla ASA	24,000	688,626
Statoil ASA	60,000	731,883
Tomra Systems ASA	24,480	124,078
Yara International ASA	19,188	139,176

		2,922,031
PORTUGAL – 0.62%

Banco Comercial Portugues SA Class R	469,920	1,160,744
Banco Espirito Santo e Comercial de Lisboa SA	21,996	379,784
Brisa-Auto Estradas de Portugal SA1	68,880	469,789
CIMPOR-Cimentos de Portugal SGPS SA	37,920	195,720
Electricidade de Portugal SA	238,914	675,283
Portugal Telecom SGPS SA	167,778	1,876,260

		4,757,580
SPAIN – 5.20%

Abertis Infraestructuras SA	45,060	743,122
Acerinox SA	7,680	375,914
Actividades de Construccion y Servicios SA	9,889	483,673
Altadis SA	46,800	1,417,684
Amadeus Global Travel Distribution SA Class A	39,120	221,624
Banco Bilbao Vizcaya Argentaria SA	483,600	6,400,568
Banco Popular Espanol SA	27,120	1,587,068
Banco Santander Central Hispano SA	723,600	7,869,704
Bankinter SA	10,800	425,637
Endesa SA	143,040	2,601,571
Gas Natural SDG SA	32,160	801,890
Grupo Ferrovial SA	3,120	126,719
Iberdrola SA	114,480	2,363,499
Industria de Diseno Textil SA	31,920	737,458
Repsol YPF SA	144,480	2,993,518
Telefonica SA	687,360	10,398,216
Union Fenosa SA	30,240	633,983

		40,181,848
SWEDEN – 3.15%

ASSA Abloy AB Class B1	48,000	585,575
Atlas Copco AB Class A	18,240	648,207
Electrolux AB Class B	48,000	980,202
ForeningsSparbanken AB	60,000	1,113,866
Hennes & Mauritz AB Class B	72,000	1,938,127
Holmen AB Class B	5,280	148,431
Nordea AB	365,520	2,496,158
Sandvik AB	34,560	1,102,155
Securitas AB Class B	48,000	693,780
Skandia Forsakrings AB	159,840	631,619
Skandinaviska Enskilda Banken AB Class A	72,000	1,054,991
Skanska AB Class B	45,365	384,995
SKF AB Class B	11,280	408,343
Svenska Cellulosa AB Class B	28,560	1,141,824

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Shares	Value
Svenska Handelsbanken AB Class A	83,520	$1,578,189
Swedish Match AB	46,560	475,398
Telefonaktiebolaget LM Ericsson Class B1	2,264,640	6,276,236
Telia AB	254,950	1,102,114
Volvo AB Class A	15,840	506,205
Volvo AB Class B	33,360	1,099,275

		24,365,690
SWITZERLAND – 10.15%

ABB Ltd.[1]	255,050	1,503,906
Adecco SA	18,720	1,034,377
Baloise Holding (Registered)	6,240	261,550
Ciba Specialty Chemicals AG1	10,320	704,238
Clariant AG Registered	23,400	330,631
Compagnie Financiere Richemont AG	76,252	2,049,478
Credit Suisse Group	177,840	6,162,668
Givaudan SA Registered	1,200	612,859
Holcim Ltd.	20,400	1,090,974
Nestle SA	60,240	15,358,977
Novartis AG	368,880	15,665,425
Roche Holding AG Bearer	4,212	564,382
Roche Holding AG Genusschein	104,640	10,221,573
Swatch Group (The) AG Class B	5,040	654,442
Swiss Life Holding[1]	2,880	444,441
Swiss Re	48,480	3,340,809
Swisscom AG	3,600	1,182,145
Syngenta AG	15,605	1,138,179
UBS AG Registered	171,756	12,757,816
Zurich Financial Services AG1	21,060	3,320,626

		78,399,496
UNITED KINGDOM – 38.08%

Abbey National PLC	220,320	1,842,364
Aegis Group PLC	180,000	320,889
Alliance & Leicester PLC	68,400	1,098,696
Allied Domecq PLC	156,960	1,303,158
Amersham PLC	105,600	1,554,556
AMVESCAP PLC	102,240	752,547
Anglo American PLC	216,960	5,171,657
ARM Holdings PLC	138,960	303,911
Associated British Foods PLC	57,360	652,017
AstraZeneca PLC	250,080	11,595,948
Aviva PLC	336,000	3,260,493
AWG PLC[1]	23,594	238,059
BAA PLC	160,560	1,519,689
BAE Systems PLC	441,600	1,631,305
Barclays PLC[2]	968,164	8,527,488
BBA Group PLC	73,440	343,840
BG Group PLC	504,240	3,014,149
BHP Billiton PLC	368,493	3,359,085
BOC Group PLC	77,760	1,286,916
Boots Group PLC	110,640	1,259,690
BP PLC	3,273,360	27,432,708
BPB PLC	76,320	498,641
Brambles Industries PLC	120,240	474,561
British Airways PLC[1]	78,960	401,248
British American Tobacco PLC	223,200	3,357,553
British Land Co. PLC	78,000	935,374
British Sky Broadcasting Group PLC	184,560	2,301,429
BT Group PLC	1,271,791	4,137,129
Bunzl PLC	76,320	633,646
Cable & Wireless PLC[1]	351,120	837,284
Cadbury Schweppes PLC	306,480	2,416,404
Capita Group PLC	108,720	623,411
Carnival PLC	31,320	1,467,242
Centrica PLC	641,520	2,691,108
Cobham PLC	15,360	383,637
Compass Group PLC	336,240	2,215,382
Cookson Group PLC[1]	262,800	219,759
Cookson Group PLC Deferred Shares[1,3]	108,864	—
Corus Group PLC[1]	578,400	438,493
Corus Group PLC Deferred Shares[1,3]	315,252	1,448
Daily Mail and General Trust PLC Class A	46,320	560,150
Diageo PLC	457,200	5,957,479
Dimension Data Holdings PLC[1]	179,520	119,600
Dixons Group PLC	256,080	724,780
Electrocomponents PLC	72,240	453,397
EMAP PLC	37,440	596,575

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Shares	Value
EMI Group PLC	131,280	$669,532
Exel PLC	49,440	639,678
FirstGroup PLC	72,240	356,146
FKI PLC	95,760	195,352
Gallaher Group PLC	99,120	1,185,001
GKN PLC	120,240	532,017
GlaxoSmithKline PLC	881,040	17,293,263
GUS PLC	150,000	2,064,824
Hammerson PLC	47,520	593,875
Hanson PLC	100,560	772,523
Hays PLC	287,760	658,430
HBOS PLC	570,480	7,737,610
Hilton Group PLC	249,840	1,042,312
HSBC Holdings PLC	1,624,560	24,154,294
IMI PLC	58,560	382,874
Imperial Chemical Industries PLC	173,040	717,934
Imperial Tobacco Group PLC	108,960	2,374,990
InterContinental Hotels Group PLC	115,929	1,058,909
Invensys PLC[1]	365,333	130,928
Invensys PLC Deferred Shares[1,3]	526,662	—
ITV PLC	621,744	1,522,611
J Sainsbury PLC	211,200	1,012,111
Johnson Matthey PLC	36,960	597,417
Kesa Electricals PLC	76,941	380,382
Kingfisher PLC	336,812	1,785,844
Land Securities Group PLC	67,352	1,349,233
Legal & General Group PLC	949,920	1,654,155
Lloyds TSB Group PLC	827,760	6,290,570
LogicaCMG PLC	116,400	548,185
Lonmin PLC	17,040	357,640
Marks & Spencer Group PLC	337,928	1,729,655
Misys PLC	77,280	292,225
Mitchells & Butlers PLC	81,784	392,301
mm02 PLC[1]	1,299,391	2,400,026
National Grid Group PLC	466,454	3,686,272
Next PLC	36,240	952,433
Northern Rock PLC	65,280	931,605
Old Mutual PLC	524,400	973,406
Pearson PLC	114,969	1,306,864
Peninsular & Oriental Steam Navigation Co. PLC	104,880	431,768
Pilkington PLC	126,960	208,833
Provident Financial PLC	41,280	554,584
Prudential Corp. PLC	301,200	2,477,183
Rank Group PLC	90,960	560,022
Reckitt Benckiser PLC	88,800	2,195,055
Reed International PLC	191,040	1,690,560
Rentokil Initial PLC	283,920	950,985
Reuters Group PLC	209,520	1,490,207
Rio Tinto PLC	159,360	3,930,447
RMC Group PLC	43,680	505,346
Rolls-Royce Group PLC	239,040	988,469
Royal & Sun Alliance Insurance Group PLC	464,007	699,276
Royal Bank of Scotland Group PLC	417,360	12,717,607
SABMiller PLC	112,080	1,289,474
Sage Group PLC	178,800	592,315
Schroders PLC	22,560	286,087
Scottish & Newcastle PLC	133,440	1,018,983
Scottish & Southern Energy PLC	130,800	1,652,687
Scottish Power PLC	282,480	1,976,686
Severn Trent PLC	51,120	714,966
Shell Transport & Trading Co. PLC	1,440,000	9,408,322
Shire Pharmaceuticals Group PLC[1]	74,400	726,068
Slough Estates PLC	62,640	515,175
Smith & Nephew PLC	130,080	1,280,207
Smiths Group PLC	84,965	1,000,940
Spirent PLC[1]	103,680	143,864
Standard Chartered PLC	152,160	2,547,587
Tate & Lyle PLC	52,560	287,136
Tesco PLC	1,092,960	4,936,372
3i Group PLC	92,880	1,073,700
Tomkins PLC	117,600	568,425
Trinity Mirror PLC	48,240	504,907
Unilever PLC	408,000	4,037,903
United Business Media PLC	55,233	502,474
United Utilities PLC	85,920	819,543
Vodafone Group PLC	10,085,760	23,865,247
W.H. Smith Group PLC	41,760	191,104
Whitebread PLC	39,360	525,172
WM Morrison Supermarkets PLC	342,000	1,572,933

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Wolseley PLC	89,040	$1,381,958
WPP Group PLC	174,000	1,760,421

		294,219,320

TOTAL COMMON STOCKS (Cost: $731,535,216)		766,391,073

PREFERRED STOCKS – 0.19%

GERMANY – 0.19%

Henkel KGaA	7,920	655,120
Porsche AG	1,440	868,917

		1,524,037

TOTAL PREFERRED STOCKS (Cost: $1,239,096)		1,524,037

SHORT-TERM INVESTMENTS – 27.92%

MONEY MARKET FUNDS – 10.33%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,4]	54,003,561	54,003,561
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,4]	20,139,415	20,139,415
BlackRock Temp Cash Money Market Fund[4]	942,683	942,683
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[4]	4,694,429	4,694,429

		79,780,088
FLOATING RATE NOTES – 5.75%

Beta Finance Inc.
1.05%, 05/20/04[4,5]	$915,428	915,410
1.05%, 09/15/04[4,5]	1,830,856	1,830,772
1.06%, 10/12/04[4,5]	915,428	915,380
1.14%, 08/23/04[4,5]	915,428	915,736
CC USA Inc.
1.05%, 04/19/04[4,5]	805,577	805,575
1.06%, 05/24/04[4,5]	1,830,856	1,830,830
1.09%, 07/15/04[4,5]	915,428	915,523
1.51%, 02/15/05[4,5]	1,190,057	1,191,712

Security	Principal	Value
Dorada Finance Inc.
1.04%, 07/01/04[4]	$640,799	$639,115
1.05%, 05/20/04[4,5]	1,830,856	1,830,819
1.24%, 08/09/04[4]	457,714	457,689
1.48%, 01/18/05[4,5]	1,373,142	1,373,088
Five Finance Inc.
1.06%, 04/15/04[4,5]	915,428	915,428
HBOS Treasury Services PLC
1.10%, 04/22/05[4]	1,830,856	1,830,856
Holmes Financing PLC
1.05%, 04/15/04[4]	183,086	183,086
K2 USA LLC
1.05%, 08/16/04[4,5]	457,714	457,688
1.05%, 09/27/04[4,5]	1,977,324	1,977,180
1.06%, 04/13/04[4]	915,428	915,427
1.06%, 05/17/04[4]	915,428	915,422
1.46%, 01/12/05[4,5]	915,428	915,356
Links Finance LLC
1.05%, 06/28/04[4]	915,428	915,384
1.06%, 05/04/04[4]	915,428	915,424
1.06%, 07/20/04[4]	732,342	732,298
Nationwide Building Society
1.09%, 07/23/04[4,5]	1,373,142	1,373,142
1.11%, 12/28/04[4,5]	1,830,856	1,830,856
Northern Rock PLC
1.11%, 01/13/05[4,5]	1,739,313	1,739,313
Permanent Financing PLC
1.04%, 03/10/05[4]	1,830,856	1,830,856
1.05%, 12/10/04[4]	915,428	915,428
Sigma Finance Inc.
1.05%, 07/01/04[4]	915,428	915,371
1.06%, 07/20/04[4]	915,428	915,373
1.09%, 10/07/04[4]	1,830,856	1,830,667
1.24%, 08/06/04[4]	457,714	457,698
Tango Finance Corp.
1.05%, 01/18/05[4,5]	805,577	805,511
1.06%, 07/15/04[4,5]	549,257	549,205
1.07%, 02/25/05[4,5]	1,025,279	1,025,094
1.10%, 07/06/04[4,5]	549,257	549,242

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Principal	Value
WhistleJacket Capital LLC
1.05%, 09/15/04[4,5]	$915,428	$915,344
1.32%, 02/04/05[4,5]	457,714	457,637
White Pine Finance LLC
1.04%, 08/26/04[4,5]	915,428	915,371
1.05%, 11/15/04[4,5]	1,098,514	1,098,514
1.06%, 04/20/04[4,5]	915,428	915,428
1.06%, 07/06/04[4,5]	1,098,514	1,098,486

		44,433,734
COMMERCIAL PAPER – 5.31%

Alpine Securitization Corp.
1.03%, 04/14/04[4]	860,502	860,182
1.03%, 04/20/04[4]	915,428	914,930
1.03%, 04/23/04[4]	1,080,205	1,079,525
1.03%, 04/26/04[4]	915,428	914,773
Amsterdam Funding Corp.
1.03%, 05/05/04[4]	741,497	740,775
Barton Capital Corp.
1.03%, 04/02/04[4]	954,041	954,013
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[4]	549,257	548,914
1.03%, 05/21/04[4]	915,428	914,118
Corporate Asset Funding
1.05%, 05/21/04[4]	952,045	950,663
Corporate Receivables Corp.
1.03%, 04/07/04[4]	915,428	915,271
1.04%, 06/03/04[4]	1,830,856	1,827,524
Delaware Funding Corp.
1.03%, 04/02/04[4]	915,428	915,402
1.03%, 05/05/04[4]	1,374,661	1,373,324
1.03%, 05/21/04[4]	457,714	457,059
Edison Asset Securitization
1.07%, 09/21/04[4]	915,427	910,721
Eureka Securitization Inc.
1.03%, 05/25/04[4]	366,171	365,605
1.04%, 04/14/04[4]	1,098,513	1,098,101
Falcon Asset Securitization
1.03%, 04/15/04[4]	1,100,216	1,099,776
1.03%, 04/22/04[4]	1,080,205	1,079,556
1.03%, 04/30/04[4]	915,428	914,668
Galaxy Funding Inc.
1.05%, 05/17/04[4]	915,428	914,206
Gemini Securitization Corp.
1.03%, 04/20/04[4]	549,623	549,324
1.03%, 04/23/04[4]	1,057,997	1,057,331
1.03%, 04/30/04[4]	641,587	641,054
1.03%, 05/24/04[4]	457,714	457,020
1.04%, 04/19/04[4]	457,714	457,476
GIRO Funding US Corp.
1.05%, 05/19/04[4]	457,714	457,073
Jupiter Securitization Corp.
1.03%, 04/16/04[4]	1,830,856	1,830,070
1.03%, 04/19/04[4]	2,471,655	2,470,383
1.03%, 04/28/04[4]	1,098,514	1,097,665
1.03%, 04/30/04[4]	1,559,432	1,558,138
Liberty Street Funding Corp.
1.04%, 04/08/04[4]	641,459	641,329
1.05%, 04/05/04[4]	741,497	741,410
Polonius Inc.
1.04%, 05/21/04[4]	1,059,150	1,057,620
Preferred Receivables Funding Corp.
1.03%, 04/19/04[4]	1,922,399	1,921,409
1.04%, 04/23/04[4]	2,105,484	2,104,146
1.04%, 05/20/04[4]	457,714	457,066
Receivables Capital Corp.
1.04%, 04/14/04[4]	805,577	805,274
Scaldis Capital LLC
1.05%, 06/30/04[4]	655,446	653,726
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[4]	915,428	914,957
Thunder Bay Funding Inc.
1.03%, 04/19/04[4]	582,304	582,004
1.04%, 04/29/04[4]	824,618	823,950

		41,027,531
TIME DEPOSITS – 4.53%

Toronto-Dominion Bank
1.41%, 11/01/04[4]	1,373,142	1,373,061

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2004

Security	Principal	Value
Abbey National Treasury Services PLC
1.08%, 04/01/04[4]	$6,407,996	$6,407,996
1.33%, 02/10/05[4]	915,428	915,309
1.39%, 02/02/05[4]	915,428	915,312
1.40%, 10/25/04[4]	1,830,856	1,830,702
Bank of New York
1.39%, 11/01/04[4]	1,830,856	1,830,749
Bank of Nova Scotia
1.24%, 10/07/04[4]	1,373,142	1,373,071
1.42%, 10/29/04[4]	1,373,142	1,373,201
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[4]	1,373,142	1,373,035
1.38%, 11/22/04[4]	457,714	457,736
1.40%, 10/29/04[4]	1,830,856	1,830,829
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[4]	2,746,284	2,746,284
Toronto-Dominion Bank
1.04%, 06/22/04[4]	457,714	457,714
1.22%, 03/23/05[4]	3,203,998	3,203,450
1.34%, 02/10/05[4]	732,342	732,248
UBS Finance (Delaware)
1.06%, 04/01/04[4]	3,661,712	3,661,712
1.10%, 09/08/04[4]	1,830,856	1,821,905
1.11%, 12/17/04[4]	2,746,284	2,724,268

		35,028,582
REPURCHASE AGREEMENTS – 1.42%

Bank of America, NA
1.06%, 04/01/04[4]	3,661,712	3,661,712
Goldman, Sachs & Co.
1.08%, 04/01/04[4]	7,323,424	7,323,424

		10,985,136
U.S. GOVERNMENT AGENCY NOTES – 0.58%

Federal Home Loan
Mortgage Corporation
1.15%, 05/12/04[4]	1,373,142	1,371,343
1.28%, 08/19/04[4]	732,342	728,697
Federal National
Mortgage Association
1.28%, 08/20/04[4]	2,380,111	2,368,180

		4,468,220

TOTAL SHORT-TERM INVESTMENTS (Cost: $215,723,291)		215,723,291

TOTAL INVESTMENTS IN SECURITIES – 127.30% (Cost: $948,497,603)		983,638,401

Other Assets, Less Liabilities – (27.30%)		(210,974,565)

NET ASSETS – 100.00%		$772,663,836

[1]	Non-income earning securities.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents investments of securities lending collateral.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 98.52%

ARGENTINA – 2.78%

Grupo Financiero Galicia SA ADR[1]	30,926	$262,871
Petrobras Energia
Participaciones SA ADR[1]	75,816	1,053,842
Tenaris SA ADR	31,068	1,018,720

		2,335,433
BRAZIL – 43.15%

Aracruz Celulose SA ADR	34,907	1,335,193
Banco Bradesco SA ADR	54,366	2,617,723
Banco Itau Holding Financiera SA ADR	81,452	3,809,510
Brasil Telecom Participacoes SA ADR	29,748	1,015,894
Centrais Eletricas Brasileiras SA ADR	158,613	1,001,197
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	8,280	174,294
Companhia de Bebidas das Americas ADR	164,473	3,289,460
Companhia Energetica de Minas Gerais ADR	58,237	1,016,236
Companhia Siderurgica Nacional SA ADR	26,888	1,833,762
Companhia Vale do Rio Doce ADR	103,181	4,834,030
Embratel Participacoes SA ADR	12,336	183,313
Empresa Brasileira de Aeronautica SA ADR	56,637	1,818,048
Gerdau SA ADR	56,076	1,306,571
Petroleo Brasileiro SA ADR	254,508	8,526,018
Tele Norte Leste Participacoes SA ADR	173,305	2,249,499
Unibanco – Uniao de Bancos Brasileiros SA GDR	49,964	1,222,619

		36,233,367
CHILE – 9.63%

Banco de Chile ADR	10,654	303,639
Banco Santander Chile SA ADR	85,517	2,300,407
Distribution y Servicio D&S SA ADR	64,639	1,131,182
Empresa Nacional de Electricidad SA ADR	154,548	1,891,668
Enersis SA ADR	183,402	1,179,275
Sociedad Quimica y Minera de Chile SA ADR	31,178	1,276,739

		8,082,910
MEXICO – 42.96%

Alfa SA Class A	263,561	1,000,210
America Movil SA de CV Series L	5,358,100	10,351,638
Cemex SA de CV Series CPO	1,148,006	6,806,843
Fomento Economico Mexicano SA de CV Class UBD	140,800	692,907
Grupo Carso SA de CV Series A1	300,011	1,259,402
Grupo Modelo SA de CV Series C	161,894	441,042
Grupo Televisa SA Series CPO	1,279,927	3,019,344
Kimberly-Clark de Mexico SA de CV Class A	288,499	781,814
Telefonos de Mexico SA de CV ADR Series L	5,024,492	8,762,498
Wal-Mart de Mexico SA de CV Series V	966,289	2,949,907

		36,065,605

TOTAL COMMON STOCKS (Cost: $68,037,930)		82,717,315

PREFERRED STOCKS – 0.90%

BRAZIL – 0.90%

Centrais Eletricas Brasileiras SA ADR	117,033	759,813

		759,813

TOTAL PREFERRED STOCKS (Cost: $722,475)		759,813

TOTAL INVESTMENTS IN SECURITIES – 99.42% (Cost: $68,760,405)		83,477,128

Other Assets, Less Liabilities – 0.58%		482,920

NET ASSETS – 100.00%		$83,960,048

[1]	Non-income earning securities.

See notes to financial statements.

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P / TOPIX 150 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.51%

Toyota Motor Corp.	102,400	$3,819,022
Nippon Telegraph & Telephone Corp.	332	1,882,828
NTT DoCoMo Inc.	692	1,529,870
Canon Inc.	28,000	1,450,666
Sony Corp.	34,000	1,424,905
Honda Motor Co. Ltd.	28,800	1,328,784
Takeda Chemical Industries Ltd.	28,800	1,284,491
Nomura Holdings Inc.	68,000	1,238,622
Matsushita Electric Industrial Co. Ltd.	76,000	1,174,682
Mitsubishi Tokyo Financial Group Inc.	116	1,148,460
Nissan Motor Co. Ltd.	86,000	963,041
Tokyo Electric Power Co. Inc. (The)	42,000	950,738
Millea Holdings Inc.	60	934,301
Mizuho Financial Group Inc.	208	895,699
Hitachi Ltd.	112,000	868,785
Sumitomo Mitsui Financial Group Inc.	108	799,346
East Japan Railway Co.	128	673,004
UFJ Holdings Inc.	92	585,418
Sharp Corp.	32,000	571,808
Mitsui Sumitomo Insurance Co. Ltd.	52,000	553,814
Nippon Steel Corp.	236,000	551,238
Ito-Yokado Co. Ltd.	12,000	546,739
Mitsubishi Estate Co. Ltd.	40,000	542,510
Kyocera Corp.	6,400	537,665
Shin-Etsu Chemical Co. Ltd.	12,400	522,055
Mitsubishi Corp.	44,000	520,210
Rohm Co. Ltd.	4,000	517,903
Fuji Photo Film Co. Ltd.	16,000	509,059
Kansai Electric Power Co. Inc.	26,400	499,655
Chubu Electric Power Co. Inc.	22,400	494,141
NEC Corp.	60,000	493,680
Ricoh Corp. Ltd.	24,000	493,680
Toshiba Corp.	108,000	489,989
Murata Manufacturing Co. Ltd.	7,600	482,876
JFE Holdings Inc.	17,225	471,045
Kao Corp.	20,000	457,538
Seven-Eleven Japan Co. Ltd.	12,000	438,314
AEON Co. Ltd.	10,000	431,585
Mitsui & Co. Ltd.	48,000	430,932
Yamanouchi Pharmaceutical Co. Ltd.	12,000	412,938
Fujitsu Ltd.[1]	64,000	409,093
Mitsubishi Electric Corp.	72,000	408,324
Dai Nippon Printing Co. Ltd.	24,000	397,020
Daiwa Securities Group Inc.[1]	48,000	392,176
Mitsubishi Heavy Industries Ltd.	120,000	389,869
Bridgestone Corp.	24,000	376,719
Softbank Corp.[1]	8,000	374,489
Tokyo Electron Ltd.	5,600	374,105
Denso Corp.	16,400	373,605
Nintendo Co. Ltd.	3,600	363,685
ORIX Corp.	3,200	354,035
Mitsui Fudosan Co. Ltd.	28,000	352,304
Hoya Corp.	3,600	351,228
Secom Co. Ltd.	8,000	349,113
Tokyo Gas Co. Ltd.	92,000	348,421
Nikko Cordial Corp.	52,000	344,884
Sompo Japan Insurance Inc.	32,000	343,269
TDK Corp.	4,400	336,233
Fanuc Ltd.	5,200	326,390
Central Japan Railway Co.	36	320,431
Toppan Printing Co. Ltd.	24,000	309,357
Asahi Glass Co. Ltd.	28,000	302,514
Kirin Brewery Co. Ltd.	28,000	302,244
Sanyo Electric Co. Ltd.	60,000	298,746
Sankyo Co. Ltd.	13,600	296,093
Keyence Corp.	1,200	292,517
Sumitomo Corp.	32,000	288,211
Nippon Oil Corp.	48,000	274,984
Kyushu Electric Power Co. Inc.	14,400	265,480
Nitto Denko Corp.	4,800	263,911
Advantest Corp.	3,200	262,373
Asahi Kasei Corp.	44,000	258,413
Eisai Co. Ltd.	9,200	249,378
SMC Corp.	2,000	238,574
Fujisawa Pharmaceutical Co. Ltd.	9,600	230,692
Komatsu Ltd.	36,000	228,385
Sekisui House Ltd.	20,000	225,501
Oji Paper Co. Ltd.	32,000	222,387
Acom Co. Ltd.	3,000	219,157
Sumitomo Electric Industries Ltd.	24,000	218,465
Suzuki Motor Corp.	14,000	217,869

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P / TOPIX 150 INDEX FUND

March 31, 2004

Security	Shares	Value
Mitsubishi Chemical Corp.	68,000	$207,853
Promise Co. Ltd.	3,000	206,181
Toray Industries Inc.	44,000	204,277
Daiwa House Industry Co. Ltd.	16,000	204,239
Japan Airlines System Corp.[1]	60,000	204,162
NTT Data Corp.	48	203,931
Osaka Gas Co. Ltd.	68,000	203,278
Yamato Transport Co. Ltd.	12,000	201,624
Daikin Industries Ltd.	8,000	201,471
Konica Minolta Holdings Inc.	14,000	200,240
Nippon Express Co. Ltd.	32,000	198,702
Itochu Corp.[1]	44,000	197,933
Ajinomoto Co. Inc.	16,000	190,705
Marui Co. Ltd.	12,000	188,821
Sumitomo Chemical Co. Ltd.	40,000	188,398
Mitsui O.S.K. Lines Ltd.	36,000	185,476
All Nippon Airways Co. Ltd.	52,000	178,940
Pioneer Corp.	6,000	177,632
Tostem Inax Holding Corp.	8,000	176,864
West Japan Railway Company	44	176,364
Japan Tobacco Inc.	24	175,556
Tokyu Corp.	28,000	175,479
Nippon Yusen Kabushiki Kaisha	36,000	171,981
Kubota Corp.	36,000	171,635
JSR Corp.	8,000	171,481
Nippon Unipac Holding	32	170,712
Asahi Breweries Ltd.	14,400	167,067
Takefuji Corp.	2,360	164,464
Nipponkoa Insurance Co. Ltd.	24,000	161,023
Sumitomo Trust & Banking Co. Ltd. (The)	24,000	159,869
Credit Saison Co. Ltd.	5,200	156,447
Shiseido Co. Ltd.	12,000	156,409
Daiichi Pharmaceutical Co. Ltd.	8,000	155,332
Taisho Pharmaceutical Co. Ltd.	8,000	154,563
Matsushita Electric Works Ltd.	16,000	153,025
Taisei Corp.	36,000	152,256
Mitsui Chemicals Inc.	24,000	147,873
Terumo Corp.	6,800	147,719
NOK Corp.	4,000	147,643
Kintetsu Corp.	40,000	146,105
Sumitomo Metal Mining Co. Ltd.	20,000	144,951
Oriental Land Co. Ltd.	2,000	142,260
Marubeni Corp.	52,000	141,452
Sumitomo Metal Industries Ltd.	104,000	138,953
Kajima Corp.	32,000	137,492
Hirose Electric Co. Ltd.	1,200	133,455
Obayashi Corp.	24,000	131,263
Shimizu Corp.	24,000	131,033
Alps Electric Co. Ltd.	8,000	117,653
Kuraray Co. Ltd.	12,000	103,119
NGK Insulators Ltd.	12,000	98,505
Mitsubishi Materials Corp.	40,000	97,659
Nissin Food Products Co. Ltd.	3,600	91,873
Kawasaki Heavy Industries Ltd.[1]	56,000	89,893
TOTO Ltd.	8,000	89,893
Odakyu Electric Railway Co. Ltd.	16,000	87,663
Mitsui Mining & Smelting Co. Ltd.	20,000	87,278
Toyo Seikan Kaisha Ltd.	4,000	79,589
NSK Ltd.	16,000	78,897
Nisshin Seifun Group Inc.	8,000	78,281
Furukawa Electric Co. Ltd.[1]	20,000	77,858
Uni-Charm Corp.	1,600	76,590
TonenGeneral Sekiyu K.K.	8,000	69,900
Nippon Sheet Glass Co. Ltd.	16,000	62,902
Fujikura Ltd.	12,000	62,056
Minebea Co. Ltd.	12,000	60,441
Nippon Meat Packers Inc.	4,000	47,023
Nippon Television Network Corp.	180	32,164

TOTAL COMMON STOCKS (Cost: $46,491,315)		56,466,506

SHORT-TERM INVESTMENTS – 4.07%

MONEY MARKET FUNDS – 1.53%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2],[3]	591,993	591,993
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	213,621	213,621
BlackRock Temp Cash Money Market Fund[2]	9,999	9,999

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P / TOPIX 150 INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	49,794	$49,794

		865,407
FLOATING RATE NOTES – 0.83%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$9,710	9,710
1.05%, 09/15/04[2,4]	19,420	19,419
1.06%, 10/12/04[2,4]	9,710	9,710
1.14%, 08/23/04[2,4]	9,710	9,713
CC USA Inc.
1.05%, 04/19/04[2,4]	8,545	8,545
1.06%, 05/24/04[2,4]	19,420	19,420
1.09%, 07/15/04[2,4]	9,710	9,711
1.51%, 02/15/05[2,4]	12,623	12,641
Dorada Finance Inc.
1.04%, 07/01/04[2]	6,797	6,779
1.05%, 05/20/04[2,4]	19,420	19,420
1.24%, 08/09/04[2]	4,855	4,855
1.48%, 01/18/05[2,4]	14,565	14,565
Five Finance Inc.
1.06%, 04/15/04[2,4]	9,710	9,710
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	19,420	19,420
Holmes Financing PLC
1.05%, 04/15/04[2]	1,942	1,942
K2 USA LLC
1.05%, 08/16/04[2,4]	4,855	4,855
1.05%, 09/27/04[2,4]	20,974	20,972
1.06%, 04/13/04[2]	9,710	9,710
1.06%, 05/17/04[2]	9,710	9,710
1.46%, 01/12/05[2,4]	9,710	9,709
Links Finance LLC
1.05%, 06/28/04[2]	9,710	9,710
1.06%, 05/04/04[2]	9,710	9,710
1.06%, 07/20/04[2]	7,768	7,768
Nationwide Building Society
1.09%, 07/23/04[2,4]	14,565	14,565
1.11%, 12/28/04[2,4]	19,420	19,420
Northern Rock PLC
1.11%, 01/13/05[2,4]	18,449	18,449

Security	Principal	Value
Permanent Financing PLC
1.04%, 03/10/05[2]	$19,420	$19,420
1.05%, 12/10/04[2]	9,710	9,710
Sigma Finance Inc.
1.05%, 07/01/04[2]	9,710	9,709
1.06%, 07/20/04[2]	9,710	9,709
1.09%, 10/07/04[2]	19,420	19,418
1.24%, 08/06/04[2]	4,855	4,855
Tango Finance Corp.
1.05%, 01/18/05[2,4]	8,545	8,544
1.06%, 07/15/04[2,4]	5,826	5,825
1.07%, 02/25/05[2,4]	10,875	10,873
1.10%, 07/06/04[2,4]	5,826	5,826
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	9,710	9,709
1.32%, 02/04/05[2,4]	4,855	4,854
White Pine Finance LLC
1.04%, 08/26/04[2,4]	9,710	9,709
1.05%, 11/15/04[2,4]	11,652	11,652
1.06%, 04/20/04[2,4]	9,710	9,710
1.06%, 07/06/04[2,4]	11,652	11,652

		471,313
COMMERCIAL PAPER – 0.77%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	9,127	9,124
1.03%, 04/20/04[2]	9,710	9,705
1.03%, 04/23/04[2]	11,458	11,451
1.03%, 04/26/04[2]	9,710	9,703
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	7,865	7,857
Barton Capital Corp.
1.03%, 04/02/04[2]	10,120	10,119
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	5,826	5,822
1.03%, 05/21/04[2]	9,710	9,696
Corporate Asset Funding
1.05%, 05/21/04[2]	10,098	10,084
Corporate Receivables Corp.
1.03%, 04/07/04[2]	9,710	9,708
1.04%, 06/03/04[2]	19,420	19,385

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2004

Security	Principal	Value
Delaware Funding Corp.
1.03%, 04/02/04[2]	$9,710	$9,710
1.03%, 05/05/04[2]	14,581	14,567
1.03%, 05/21/04[2]	4,855	4,848
Edison Asset Securitization
1.07%, 09/21/04[2]	9,710	9,660
Eureka Securitization Inc.
1.03%, 05/25/04[2]	3,884	3,878
1.04%, 04/14/04[2]	11,652	11,648
Falcon Asset Securitization
1.03%, 04/15/04[2]	11,670	11,665
1.03%, 04/22/04[2]	11,458	11,451
1.03%, 04/30/04[2]	9,710	9,702
Galaxy Funding Inc.
1.05%, 05/17/04[2]	9,710	9,697
Gemini Securitization Corp.
1.03%, 04/20/04[2]	5,830	5,827
1.03%, 04/23/04[2]	11,222	11,215
1.03%, 04/30/04[2]	6,805	6,800
1.03%, 05/24/04[2]	4,855	4,848
1.04%, 04/19/04[2]	4,855	4,853
GIRO Funding US Corp.
1.05%, 05/19/04[2]	4,855	4,848
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	19,420	19,412
1.03%, 04/19/04[2]	26,217	26,204
1.03%, 04/28/04[2]	11,652	11,643
1.03%, 04/30/04[2]	16,541	16,527
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	6,804	6,803
1.05%, 04/05/04[2]	7,865	7,864
Polonius Inc.
1.04%, 05/21/04[2]	11,235	11,218
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	20,391	20,381
1.04%, 04/23/04[2]	22,333	22,319
1.04%, 05/20/04[2]	4,855	4,848
Receivables Capital Corp.
1.04%, 04/14/04[2]	8,545	8,542
Scaldis Capital LLC
1.05%, 06/30/04[2]	6,952	6,934
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	9,710	9,705
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	6,177	6,173
1.04%, 04/29/04[2]	8,747	8,740

		435,184
TIME DEPOSITS – 0.65%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	67,970	67,970
1.33%, 02/10/05[2]	9,710	9,709
1.39%, 02/02/05[2]	9,710	9,709
1.40%, 10/25/04[2]	19,420	19,423
Bank of New York
1.39%, 11/01/04[2]	19,420	19,419
Bank of Nova Scotia
1.24%, 10/07/04[2]	14,565	14,564
1.42%, 10/29/04[2]	14,565	14,566
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	14,565	14,564
1.38%, 11/22/04[2]	4,855	4,855
1.40%, 10/29/04[2]	19,420	19,420
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	29,130	29,130
Toronto-Dominion Bank
1.04%, 06/22/04[2]	4,855	4,855
1.22%, 03/23/05[2]	33,985	33,979
1.34%, 02/10/05[2]	7,768	7,767
1.41%, 11/01/04[2]	14,565	14,564
UBS Finance (Delaware)
1.06%, 04/01/04[2]	38,840	38,840
1.10%, 09/08/04[2]	19,420	19,325
1.11%, 12/17/04[2]	29,130	28,897

		371,556
REPURCHASE AGREEMENTS – 0.21%

Bank of America, NA
1.06%, 04/01/04[2]	38,840	38,840

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2004

Security	Principal	Value
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	$77,680	$77,680

		116,520
U.S. GOVERNMENT AGENCY NOTES – 0.08%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	14,565	14,546
1.28%, 08/19/04[2]	7,768	7,729
Federal National Mortgage Association
1.28%, 08/20/04[2]	25,246	25,120

		47,395

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,307,375)		2,307,375

TOTAL INVESTMENTS IN SECURITIES – 103.58% (Cost: $48,798,690)		58,773,881

Other Assets, Less Liabilities – (3.58%)		(2,031,794)

NET ASSETS – 100.00%		$56,742,087

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.03%

Amgen Inc.[1]	2,956,678	$171,989,959
Biogen Idec Inc.[1]	873,448	48,563,709
Teva Pharmaceutical Industries Ltd. ADR	489,013	31,008,314
Gilead Sciences Inc.[1]	457,835	25,533,458
Genzyme Corp. – General Division[1]	527,761	24,825,877
Chiron Corp.[1]	436,062	19,191,089
Tularik Inc.[1]	699,137	17,163,813
Millennium Pharmaceuticals Inc.[1]	899,170	15,195,973
MGI Pharma Inc.[1]	239,918	14,697,377
Protein Design Labs Inc.[1]	606,844	14,455,024
Celgene Corp.[1]	299,628	14,277,274
Ligand Pharmaceuticals Inc. Class B1	707,527	14,221,293
QLT Inc.[1]	535,710	13,682,033
ImClone Systems Inc.[1]	265,143	13,485,173
Eon Labs Inc.[1]	197,529	13,250,245
American Pharmaceutical Partners Inc.[1]	282,103	13,241,915
MedImmune Inc.[1]	567,669	13,101,801
Nektar Therapeutics[1]	579,046	12,495,813
Impax Laboratories Inc.[1]	556,123	12,440,472
Onyx Pharmaceuticals Inc.[1]	296,382	11,991,616
Axcan Pharma Inc.[1]	627,028	11,951,154
Perrigo Co.	592,536	11,880,347
Invitrogen Corp.[1]	163,707	11,736,155
Neurocrine Biosciences Inc.[1]	189,506	11,199,805
Endo Pharmaceuticals Holdings Inc.[1]	456,578	11,149,635
OSI Pharmaceuticals Inc.[1]	286,120	10,987,008
Alkermes Inc.[1]	678,266	10,845,473
Cephalon Inc.[1]	185,363	10,623,154
Affymetrix Inc.[1]	310,510	10,479,712
Medicines Co. (The)[1]	317,243	10,218,397
Telik Inc.[1]	379,561	10,187,417
Sepracor Inc.[1]	199,593	9,600,423
ILEX Oncology Inc.[1]	394,701	9,441,248
Qiagen NV1	674,251	8,879,886
Martek Biosciences Corp.[1]	153,493	8,749,101
ICOS Corp.[1]	227,964	8,446,066
Amylin Pharmaceuticals Inc.[1]	354,370	8,395,025
Genta Inc.[1]	793,774	8,334,627
Enzon Pharmaceuticals Inc.[1]	532,532	8,216,969
Medarex Inc.[1]	900,161	8,074,444
NPS Pharmaceuticals Inc.[1]	278,092	7,939,527
Atrix Laboratories Inc.[1]	300,669	7,667,059
AtheroGenics Inc.[1]	330,397	7,556,179
Albany Molecular Research Inc.[1]	475,269	7,552,024
IDEXX Laboratories Inc.[1]	131,884	7,500,243
United Therapeutics Inc.[1]	314,634	7,497,728
Angiotech Pharmaceuticals Inc.[1]	303,648	7,412,048
Abgenix Inc.[1]	552,524	7,343,044
Transkaryotic Therapies Inc.[1]	425,609	7,303,450
Shire Pharmaceuticals Group PLC ADR[1]	246,524	7,255,201
Priority Healthcare Corp. Class B1	336,511	7,164,319
Gen-Probe Inc.[1]	214,224	7,157,224
Tanox Inc.[1]	478,717	7,128,096
Nabi Biopharmaceuticals[1]	448,705	6,977,363
Digene Corp.[1]	202,895	6,971,472
Human Genome Sciences Inc.[1]	556,368	6,971,291
Regeneron Pharmaceuticals Inc.[1]	506,851	6,883,037
Taro Pharmaceutical Industries Ltd.[1]	118,111	6,849,257
InterMune Inc.[1]	342,183	6,665,725
Exelixis Inc.[1]	745,628	6,375,119
Salix Pharmaceuticals Ltd.[1]	209,481	6,079,139
Cell Genesys Inc.[1]	501,248	6,035,026
Vicuron Pharmaceuticals Inc.[1]	259,351	5,900,235
ID Biomedical Corp.[1]	518,820	5,774,467
PAREXEL International Corp.[1]	313,534	5,602,853
Alexion Pharmaceuticals Inc.[1]	235,590	5,597,618
Pharmacopeia Inc.[1]	275,714	5,547,366
BioMarin Pharmaceutical Inc.[1]	728,229	5,476,282
XOMA Ltd.[1]	1,052,470	5,409,696
Incyte Corp.[1]	636,563	5,289,839
Kos Pharmaceuticals Inc.[1]	128,999	5,255,419
Antigenics Inc.[1]	490,282	5,226,406
Vertex Pharmaceuticals Inc.[1]	535,507	5,044,476
Neurochem Inc.[1]	230,670	4,934,031
Myriad Genetics Inc.[1]	299,670	4,860,647
deCODE genetics Inc.[1]	440,074	4,664,784
NeoPharm Inc.[1]	241,903	4,538,100
Isis Pharmaceuticals Inc.[1]	581,859	4,515,226
Diversa Corp.[1]	502,062	4,448,269
CV Therapeutics Inc.[1]	286,993	4,342,204

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2004

Security	Shares	Value
SciClone Pharmaceuticals Inc.[1]	778,580	$4,204,332
Cubist Pharmaceuticals Inc.[1]	450,500	4,144,600
Flamel Technologies SA ADR[1]	156,885	4,066,616
ARIAD Pharmaceuticals Inc.[1]	426,990	4,039,325
Inspire Pharmaceuticals Inc.[1]	312,045	4,019,140
Adolor Corp.[1]	260,019	3,908,086
Connetics Corp.[1]	174,739	3,873,964
Encysive Pharmaceuticals Inc.[1]	368,055	3,783,605
Praecis Pharmaceuticals Inc.[1]	627,668	3,709,518
Corixa Corp.[1]	552,975	3,540,588
Dendreon Corp.[1]	263,086	3,499,044
Geron Corp.[1]	359,645	3,380,663
Cell Therapeutics Inc.[1]	365,889	3,095,421
Luminex Corp.[1]	317,951	2,877,457
Trimeris Inc.[1]	192,582	2,840,584
First Horizon Pharmaceutical Corp.[1]	173,701	2,737,528
Immunogen Inc.[1]	358,372	2,408,260
Immunomedics Inc.[1]	538,954	2,182,764
aaiPharma Inc.[1]	327,165	2,169,104
Novavax Inc.[1]	349,528	2,048,234
POZEN Inc.[1]	147,592	2,039,721
VaxGen Inc.[1]	158,390	1,796,143
TECHNE Corp.[1]	36,138	1,474,792
Avigen Inc.[1]	245,466	1,342,454
ArQule Inc.[1]	194,875	1,157,557

TOTAL COMMON STOCKS (Cost: $985,633,555)		1,037,259,263

SHORT-TERM INVESTMENTS – 25.76%

MONEY MARKET FUNDS – 9.53%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	66,925,650	66,925,650
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	24,933,596	24,933,596
BlackRock Temp Cash Money Market Fund[2]	1,167,089	1,167,089

Security	Shares or Principal	Value
Short-Term Investment Co. -Liquid Assets Money Market Portfolio[2]	5,811,936	$5,811,936

		98,838,271
FLOATING RATE NOTES – 5.31%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$1,133,345	1,133,322
1.05%, 09/15/04[2,4]	2,266,691	2,266,588
1.06%, 10/12/04[2,4]	1,133,345	1,133,286
1.14%, 08/23/04[2,4]	1,133,345	1,133,727
CC USA Inc.
1.05%, 04/19/04[2,4]	997,344	997,341
1.06%, 05/24/04[2,4]	2,266,691	2,266,658
1.09%, 07/15/04[2,4]	1,133,345	1,133,463
1.51%, 02/15/05[2,4]	1,473,349	1,475,399
Dorada Finance Inc.
1.04%, 07/01/04[2]	793,342	791,256
1.05%, 05/20/04[2,4]	2,266,691	2,266,645
1.24%, 08/09/04[2]	566,673	566,642
1.48%, 01/18/05[2,4]	1,700,018	1,699,951
Five Finance Inc.
1.06%, 04/15/04[2,4]	1,133,345	1,133,345
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	2,266,691	2,266,691
Holmes Financing PLC
1.05%, 04/15/04[2]	226,669	226,669
K2 USA LLC
1.05%, 08/16/04[2,4]	566,673	566,641
1.05%, 09/27/04[2,4]	2,448,026	2,447,847
1.06%, 04/13/04[2]	1,133,345	1,133,344
1.06%, 05/17/04[2]	1,133,345	1,133,338
1.46%, 01/12/05[2,4]	1,133,345	1,133,257
Links Finance LLC
1.05%, 06/28/04[2]	1,133,345	1,133,291
1.06%, 05/04/04[2]	1,133,345	1,133,340
1.06%, 07/20/04[2]	906,676	906,622
Nationwide Building Society
1.09%, 07/23/04[2,4]	1,700,018	1,700,018
1.11%, 12/28/04[2,4]	2,266,691	2,266,691
Northern Rock PLC
1.11%, 01/13/05[2,4]	2,153,356	2,153,357

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2004

Security	Principal	Value
Permanent Financing PLC
1.04%, 03/10/05[2]	$2,266,691	$2,266,691
1.05%, 12/10/04[2]	1,133,345	1,133,345
Sigma Finance Inc.
1.05%, 07/01/04[2]	1,133,345	1,133,275
1.06%, 07/20/04[2]	1,133,345	1,133,277
1.09%, 10/07/04[2]	2,266,691	2,266,456
1.24%, 08/06/04[2]	566,673	566,653
Tango Finance Corp.
1.05%, 01/18/05[2,4]	997,344	997,263
1.06%, 07/15/04[2,4]	680,007	679,942
1.07%, 02/25/05[2,4]	1,269,347	1,269,118
1.10%, 07/06/04[2,4]	680,007	679,989
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	1,133,345	1,133,242
1.32%, 02/04/05[2,4]	566,673	566,577
White Pine Finance LLC
1.04%, 08/26/04[2,4]	1,133,345	1,133,275
1.05%, 11/15/04[2,4]	1,360,014	1,360,014
1.06%, 04/20/04[2,4]	1,133,345	1,133,345
1.06%, 07/06/04[2,4]	1,360,014	1,359,980

		55,011,171
COMMERCIAL PAPER – 4.90%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	1,065,345	1,064,948
1.03%, 04/20/04[2]	1,133,345	1,132,729
1.03%, 04/23/04[2]	1,337,347	1,336,506
1.03%, 04/26/04[2]	1,133,345	1,132,535
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	918,010	917,117
Barton Capital Corp.
1.03%, 04/02/04[2]	1,181,150	1,181,116
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	680,007	679,583
1.03%, 05/21/04[2]	1,133,345	1,131,724
Corporate Asset Funding
1.05%, 05/21/04[2]	1,178,679	1,176,968
Corporate Receivables Corp.
1.03%, 04/07/04[2]	1,133,345	1,133,151
1.04%, 06/03/04[2]	2,266,691	2,262,565
Delaware Funding Corp.
1.03%, 04/02/04[2]	1,133,345	1,133,313
1.03%, 05/05/04[2]	1,701,899	1,700,244
1.03%, 05/21/04[2]	566,673	565,862
Edison Asset Securitization
1.07%, 09/21/04[2]	1,133,345	1,127,518
Eureka Securitization Inc.
1.03%, 05/25/04[2]	453,338	452,638
1.04%, 04/14/04[2]	1,360,014	1,359,504
Falcon Asset Securitization
1.03%, 04/15/04[2]	1,362,122	1,361,577
1.03%, 04/22/04[2]	1,337,347	1,336,544
1.03%, 04/30/04[2]	1,133,345	1,132,405
Galaxy Funding Inc.
1.05%, 05/17/04[2]	1,133,345	1,131,832
Gemini Securitization Corp.
1.03%, 04/20/04[2]	680,460	680,091
1.03%, 04/23/04[2]	1,309,852	1,309,028
1.03%, 04/30/04[2]	794,316	793,657
1.03%, 05/24/04[2]	566,673	565,813
1.04%, 04/19/04[2]	566,673	566,378
GIRO Funding US Corp.
1.05%, 05/19/04[2]	566,673	565,879
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	2,266,691	2,265,718
1.03%, 04/19/04[2]	3,060,032	3,058,456
1.03%, 04/28/04[2]	1,360,014	1,358,964
1.03%, 04/30/04[2]	1,930,654	1,929,052
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	794,158	793,997
1.05%, 04/05/04[2]	918,010	917,903
Polonius Inc.
1.04%, 05/21/04[2]	1,311,280	1,309,387
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	2,380,025	2,378,799
1.04%, 04/23/04[2]	2,606,694	2,605,037
1.04%, 05/20/04[2]	566,673	565,870
Receivables Capital Corp.
1.04%, 04/14/04[2]	997,344	996,969
Scaldis Capital LLC
1.05%, 06/30/04[2]	811,475	809,345

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2004

Security	Principal	Value
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	$1,133,345	$1,132,762
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	720,921	720,550
1.04%, 04/29/04[2]	1,020,917	1,020,092

		50,794,126
TIME DEPOSITS – 4.18%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	7,933,408	7,933,408
1.33%, 02/10/05[2]	1,133,345	1,133,199
1.39%, 02/02/05[2]	1,133,345	1,133,202
1.40%, 10/25/04[2]	2,266,691	2,266,498
Bank of New York
1.39%, 11/01/04[2]	2,266,691	2,266,558
Bank of Nova Scotia
1.24%, 10/07/04[2]	1,700,018	1,699,930
1.42%, 10/29/04[2]	1,700,018	1,700,092
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,700,018	1,699,886
1.38%, 11/22/04[2]	566,673	566,700
1.40%, 10/29/04[2]	2,266,691	2,266,658
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	3,400,036	3,400,036
Toronto-Dominion Bank
1.04%, 06/22/04[2]	566,673	566,673
1.22%, 03/23/05[2]	3,966,708	3,966,030
1.34%, 02/10/05[2]	906,676	906,559
1.41%, 11/01/04[2]	1,700,018	1,699,919
UBS Finance (Delaware)
1.06%, 04/01/04[2]	4,533,381	4,533,381
1.10%, 09/08/04[2]	2,266,691	2,255,609
1.11%, 12/17/04[2]	3,400,036	3,372,779

		43,367,117
REPURCHASE AGREEMENTS – 1.31%

Bank of America, NA
1.06%, 04/01/04[2]	4,533,381	4,533,381
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	9,066,762	9,066,762

		13,600,143
U.S. GOVERNMENT AGENCY NOTES – 0.53%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	1,700,018	1,697,791
1.28%, 08/19/04[2]	906,676	902,163
Federal National Mortgage Association
1.28%, 08/20/04[2]	2,946,698	2,931,925

		5,531,879

TOTAL SHORT-TERM INVESTMENTS (Cost: $267,142,707)		267,142,707

TOTAL INVESTMENTS IN SECURITIES – 125.79% (Cost: $1,252,776,262)		1,304,401,970

Other Assets, Less Liabilities – (25.79%)		(267,428,954)

NET ASSETS – 100.00%		$1,036,973,016

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2004

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$439,734,417	$175,886,599	$86,655,322	$28,658,505	$140,142,705	$29,943,180

Affiliates of the investment advisor	$10,672,012	$7,585,214	$2,791,967	$1,824,925	$4,623,893	$1,431,205

Foreign currency, at cost	$—	$5,033	$7,668	$40,276	$18,212	$4,796

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$408,654,379	$178,497,397	$95,093,756	$32,333,908	$139,006,994	$30,680,526
Affiliates of the investment advisor	10,672,012	7,765,123	2,791,967	1,856,352	4,623,893	1,431,205
Foreign currency, at value	—	5,050	8,118	40,273	18,193	5,005
Receivables:
Investment securities sold	3,172,928	—	—	—	—	—
Dividends and interest	674,008	447,894	162,062	129,176	299,516	34,053
Capital shares sold	5,270	—	5,554	—	—	—

Total Assets	423,178,597	186,715,464	98,061,457	34,359,709	143,948,596	32,150,789

LIABILITIES

Payables:
Investment securities purchased	3,293,174	—	—	37,844	—	—
Collateral for securities on loan (Note 5)	25,915,565	17,874,915	7,882,850	4,160,616	13,164,111	4,077,077
Capital shares redeemed	26,351	—	—	—	—	—
Distribution to shareholders	1,573,638	—	—	—	—	—
Advisory fees (Note 2)	149,136	104,715	78,212	32,153	128,530	29,112

Total Liabilities	30,957,864	17,979,630	7,961,062	4,230,613	13,292,641	4,106,189

NET ASSETS	$392,220,733	$168,735,834	$90,100,395	$30,129,096	$130,655,955	$28,044,600

Net assets consist of:

Paid-in capital	$435,049,257	$170,543,687	$81,678,186	$26,608,966	$132,235,285	$27,776,139
Undistributed net investment income	115,680	619,786	271,953	164,845	412,590	628
Accumulated net realized loss	(11,864,166)	(5,218,653)	(289,043)	(352,599)	(854,013)	(470,203)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(31,080,038)	2,791,014	8,439,299	3,707,884	(1,137,907)	738,036

NET ASSETS	$392,220,733	$168,735,834	$90,100,395	$30,129,096	$130,655,955	$28,044,600

Shares outstanding	7,100,000	2,950,000	1,500,000	500,000	2,800,000	550,000

Net asset value per share	$55.24	$57.20	$60.07	$60.26	$46.66	$50.99

[a]	Securities on loan with market values of $25,098,896, $17,202,981, $7,567,253, $3,986,376, $12,680,772 and $3,902,403, respectively. See Note 5.

See notes to financial statements.

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2004

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$23,368,582	$866,584,741	$68,760,405	$47,993,076	$1,160,917,016

Affiliates of the investment advisor	$1,180,885	$81,912,862	$—	$805,614	$91,859,246

Foreign currency, at cost	$23,483	$511,680	$261,936	$22,784	$—

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$22,920,033	$900,967,937	$83,477,128	$57,968,267	$1,212,542,724
Affiliates of the investment advisor	1,180,885	82,670,464	—	805,614	91,859,246
Foreign currency, at value	23,623	510,941	257,644	23,973	—
Receivables:
Investment securities sold	—	638,740	—	—	309,869
Dividends and interest	35,934	3,840,341	361,182	268,643	42,063
Capital shares sold	—	862,513	—	—	—

Total Assets	24,160,475	989,490,936	84,095,954	59,066,497	1,304,753,902

LIABILITIES

Payables:
Investment securities purchased	—	400,690	—	—	—
Collateral for securities on loan (Note 5)	3,391,306	215,701,652	—	2,287,974	267,049,357
Due to bank	—	—	68,482	—	—
Advisory fees (Note 2)	22,469	724,758	67,424	36,436	731,529

Total Liabilities	3,413,775	216,827,100	135,906	2,324,410	267,780,886

NET ASSETS	$20,746,700	$772,663,836	$83,960,048	$56,742,087	$1,036,973,016

Net assets consist of:

Paid-in capital	$22,008,400	$758,241,370	$69,563,509	$46,956,059	$1,093,674,593
Undistributed net investment income	48,246	3,445,132	412,708	189,879	—
Accumulated net realized loss	(861,843)	(24,193,096)	(728,164)	(385,160)	(108,327,285)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(448,103)	35,170,430	14,711,995	9,981,309	51,625,708

NET ASSETS	$20,746,700	$772,663,836	$83,960,048	$56,742,087	$1,036,973,016

Shares outstanding	450,000	12,000,000	1,350,000	600,000	13,400,000

Net asset value per share	$46.10	$64.39	$62.19	$94.57	$77.39

[a]	Securities on loan with market values of $3,230,091, $204,966,751, $—, $2,174,298 and $257,548,470, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2004

	iSHARES S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
NET INVESTMENT INCOME

Dividends[a]	$7,579,365	$2,076,607[b]	$945,472	$584,934[b]	$940,811	$78,847
Interest[b]	2,930	2,053	661	271	600	113
Securities lending income[b]	19,848	16,356	8,688	4,857	4,385	1,491

Total investment income	7,602,143	2,095,016	954,821	590,062	945,796	80,451

EXPENSES (Note 2)

Advisory fees	807,961	412,967	241,568	137,379	322,900	102,307
Stock dividend tax expense	—	—	—	—	—	351

Total expenses	807,961	412,967	241,568	137,379	322,900	102,658

Net investment income (loss)	6,794,182	1,682,049	713,253	452,683	622,896	(22,207)

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(8,794,047)	(2,536,229)	(187,986)	(77,696)	(591,162)	(303,273)
In-kind redemptions	58,358,948	—	—	1,517,619	—	—
Foreign currency transactions	—	23,156	5,771	7,325	5,459	1,198

Net realized gain (loss)[c]	49,564,901	(2,513,073)	(182,215)	1,447,248	(585,703)	(302,075)

Net change in unrealized appreciation (depreciation) on:
Investments	39,053,099	28,009,657	9,966,626	6,255,518	2,404,858	4,412,187
Translation of assets and liabilities in foreign currencies	—	(2,028)	502	837	(2,141)	529

Net change in unrealized appreciation (depreciation)	39,053,099	28,007,629	9,967,128	6,256,355	2,402,717	4,412,716

Net realized and unrealized gain	88,618,000	25,494,556	9,784,913	7,703,603	1,817,014	4,110,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,412,182	$27,176,605	$10,498,166	$8,156,286	$2,439,910	$4,088,434

[a]	Net of foreign withholding tax of $—, $116,286, $71,014, $31,394, $36,013 and $1,770, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.
[c]	Includes realized gain (loss) on sales of investments in affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended March 31, 2004

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
NET INVESTMENT INCOME

Dividends[a]	$326,989	$14,795,550[b]	$1,266,801	$356,316	$60,380
Interest[b]	158	2,787	847	134	1,020
Securities lending income[b]	3,266	416,213	—	2,614	424,867

Total investment income	330,413	15,214,550	1,267,648	359,064	486,267

EXPENSES (Note 2)

Advisory fees	98,156	3,299,161	203,852	119,832	3,555,679

Total expenses	98,156	3,299,161	203,852	119,832	3,555,679

Net investment income (loss)	232,257	11,915,389	1,063,796	239,232	(3,069,412)

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(79,719)	(9,060,160)	(448,303)	(76,932)	(85,815,657)
In-kind redemptions	—	—	610,899	—	213,280,707
Foreign currency transactions	5,757	219,148	(7,518)	5,713	—

Net realized gain (loss)[c]	(73,962)	(8,841,012)	155,078	(71,219)	127,465,050

Net change in unrealized appreciation (depreciation) on:
Investments	3,993,635	201,058,727	16,850,768	13,033,739	148,140,089
Translation of assets and liabilities in foreign currencies	(2,299)	8,103	(4,562)	5,389	—

Net change in unrealized appreciation (depreciation)	3,991,336	201,066,830	16,846,206	13,039,128	148,140,089

Net realized and unrealized gain	3,917,374	192,225,818	17,001,284	12,967,909	275,605,139

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,149,631	$204,141,207	$18,065,080	$13,207,141	$272,535,727

[a]	Net of foreign withholding tax of $12,531, $1,530,763, $131,018, $29,282 and $8,226, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.
[c]	Includes realized gain (loss) on sales of investments in affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P Global 100 Index Fund		iShares S&P Global Energy Sector Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$6,794,182	$2,759,541	$1,682,049	$752,946	$713,253	$274,873
Net realized gain (loss)	49,564,901	(1,393,438)	(2,513,073)	(1,023,689)	(182,215)	(90,561)
Net change in unrealized appreciation (depreciation)	39,053,099	(41,964,818)	28,007,629	(13,313,320)	9,967,128	(2,972,584)

Net increase (decrease) in net assets resulting from operations	95,412,182	(40,598,715)	27,176,605	(13,584,063)	10,498,166	(2,788,272)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(6,901,272)	(2,612,939)	(1,389,330)	(579,587)	(495,031)	(273,069)

Total distributions to shareholders	(6,901,272)	(2,612,939)	(1,389,330)	(579,587)	(495,031)	(273,069)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	451,708,044	334,496,579	77,805,447	47,130,609	62,310,886	4,475,704
Cost of shares redeemed	(447,209,011)	(107,777,106)	—	(13,490,190)	—	—

Net increase in net assets from capital share transactions	4,499,033	226,719,473	77,805,447	33,640,419	62,310,886	4,475,704

INCREASE IN NET ASSETS	93,009,943	183,507,819	103,592,722	19,476,769	72,314,021	1,414,363

NET ASSETS:

Beginning of year	299,210,790	115,702,971	65,143,112	45,666,343	17,786,374	16,372,011

End of year	$392,220,733	$299,210,790	$168,735,834	$65,143,112	$90,100,395	$17,786,374

Undistributed net investment income included in net assets at end of year	$115,680	$222,770	$619,786	$303,912	$271,953	$47,960

SHARES ISSUED AND REDEEMED:

Shares sold	8,550,000	7,350,000	1,400,000	1,050,000	1,100,000	100,000
Shares redeemed	(8,400,000)	(2,400,000)	—	(300,000)	—	—

Net increase in shares outstanding	150,000	4,950,000	1,400,000	750,000	1,100,000	100,000

See notes to financial statements.

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income (loss)	$452,683	$217,420	$622,896	$183,602	$(22,207)	$(9,818)
Net realized gain (loss)	1,447,248	(271,700)	(585,703)	(250,130)	(302,075)	(140,642)
Net change in unrealized appreciation (depreciation)	6,256,355	(2,968,565)	2,402,717	(3,211,239)	4,412,716	(2,776,464)

Net increase (decrease) in net assets resulting from operations	8,156,286	(3,022,845)	2,439,910	(3,277,767)	4,088,434	(2,926,924)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(393,331)	(171,448)	(302,106)	(135,321)	—	—

Total distributions to shareholders	(393,331)	(171,448)	(302,106)	(135,321)	—	—

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	11,925,413	8,524,646	102,644,475	12,114,681	17,264,306	1,832,339
Cost of shares redeemed	(5,552,978)	—	—	—	—	—

Net increase in net assets from capital share transactions	6,372,435	8,524,646	102,644,475	12,114,681	17,264,306	1,832,339

INCREASE (DECREASE) IN NET ASSETS	14,135,390	5,330,353	104,782,279	8,701,593	21,352,740	(1,094,585)

NET ASSETS:

Beginning of year	15,993,706	10,663,353	25,873,676	17,172,083	6,691,860	7,786,445

End of year	$30,129,096	$15,993,706	$130,655,955	$25,873,676	$28,044,600	$6,691,860

Undistributed net investment income (accumulated net investment loss) included in net assets at end of year	$164,845	$97,895	$412,590	$86,342	$628	$(86)

SHARES ISSUED AND REDEEMED:

Shares sold	200,000	200,000	2,150,000	300,000	350,000	50,000
Shares redeemed	(100,000)	—	—	—	—	—

Net increase in shares outstanding	100,000	200,000	2,150,000	300,000	350,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$232,257	$193,589	$11,915,389	$10,622,285	$1,063,796	$209,588
Net realized gain (loss)	(73,962)	(756,255)	(8,841,012)	(41,121,057)	155,078	(118,511)
Net change in unrealized appreciation (depreciation)	3,991,336	(2,676,886)	201,066,830	(142,335,698)	16,846,206	(3,750,062)

Net increase (decrease) in net assets resulting from operations	4,149,631	(3,239,552)	204,141,207	(172,834,470)	18,065,080	(3,658,985)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(226,000)	(191,936)	(10,888,610)	(9,608,612)	(715,130)	(184,159)

Total distributions to shareholders	(226,000)	(191,936)	(10,888,610)	(9,608,612)	(715,130)	(184,159)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	6,803,108	—	204,224,514	229,906,285	60,740,238	7,085,754
Cost of shares redeemed	—	—	—	(242,033,817)	(3,025,252)	(2,220,995)

Net increase (decrease) in net assets from capital share transactions	6,803,108	—	204,224,514	(12,127,532)	57,714,986	4,864,759

INCREASE (DECREASE) IN NET ASSETS	10,726,739	(3,431,488)	397,477,111	(194,570,614)	75,064,936	1,021,615

NET ASSETS:
Beginning of year	10,019,961	13,451,449	375,186,725	569,757,339	8,895,112	7,873,497

End of year	$20,746,700	$10,019,961	$772,663,836	$375,186,725	$83,960,048	$8,895,112

Undistributed net investment income included in net assets at end of year	$48,246	$36,232	$3,445,132	$2,199,205	$412,708	$71,560

SHARES ISSUED AND REDEEMED:

Shares sold	150,000	—	3,250,000	4,450,000	1,150,000	150,000
Shares redeemed	—	—	—	(5,350,000)	(50,000)	(50,000)

Net increase (decrease) in shares outstanding	150,000	—	3,250,000	(900,000)	1,100,000	100,000

See notes to financial statements.

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares Nasdaq Biotechnology Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income (loss)	$239,232	$60,188	$(3,069,412)	$(1,787,219)
Net realized gain (loss)	(71,219)	(4,920,264)	127,465,050	(101,461,787)
Net change in unrealized appreciation (depreciation)	13,039,128	(1,373,166)	148,140,089	(40,953,420)

Net increase (decrease) in net assets resulting from operations	13,207,141	(6,233,242)	272,535,727	(144,202,426)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(71,560)	(104,906)	—	—

Total distributions to shareholders	(71,560)	(104,906)	—	—

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	35,025,389	—	951,318,316	654,289,219
Cost of shares redeemed	—	(18,197,922)	(720,812,825)	(265,962,047)

Net increase (decrease) in net assets from capital share transactions	35,025,389	(18,197,922)	230,505,491	388,327,172

INCREASE (DECREASE) IN NET ASSETS	48,160,970	(24,536,070)	503,041,218	244,124,746

NET ASSETS:

Beginning of year	8,581,117	33,117,187	533,931,798	289,807,052

End of year	$56,742,087	$8,581,117	$1,036,973,016	$533,931,798

Undistributed net investment income included in net assets at end of year	$189,879	$16,494	$—	$—

SHARES ISSUED AND REDEEMED:

Shares sold	450,000	—	12,950,000	12,100,000
Shares redeemed	—	(300,000)	(10,000,000)	(5,400,000)

Net increase (decrease) in shares outstanding	450,000	(300,000)	2,950,000	6,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Oct. 23, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$43.05	$57.85	$59.17	$73.44

Income from investment operations:

Net investment income	0.89	0.66	0.61	0.31
Net realized and unrealized gain (loss)	12.21	(14.79)	(1.34)	(14.28)

Total from investment operations	13.10	(14.13)	(0.73)	(13.97)

Less distributions from:

Net investment income	(0.91)	(0.67)	(0.59)	(0.30)

Total distributions	(0.91)	(0.67)	(0.59)	(0.30)

Net asset value, end of period	$55.24	$43.05	$57.85	$59.17

Total return	30.55%	(24.49)%	(1.23)%	(19.07)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$392,221	$299,211	$115,703	$88,762
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.68%	1.63%	1.12%	1.03%
Portfolio turnover rate[4]	5%	4%	13%	5%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Dec. 5, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$42.03	$57.08	$60.83	$72.50

Income from investment operations:

Net investment income	0.66	0.59	0.65	0.18

Net realized and unrealized gain (loss)	15.16	(15.09)	(3.87)	(11.73)

Total from investment operations	15.82	(14.50)	(3.22)	(11.55)

Less distributions from:

Net investment income	(0.65)	(0.55)	(0.53)	(0.12)

Total distributions	(0.65)	(0.55)	(0.53)	(0.12)

Net asset value, end of period	$57.20	$42.03	$57.08	$60.83

Total return	37.68%	(25.46)%	(5.32)%	(15.94)%[2]

Ratios/Supplemental Data:

Net assets, end of period (000s)	$168,736	$65,143	$45,666	$103,407
Ratio of expenses to average net assets[3]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.63%	1.60%	1.08%	0.88%
Portfolio turnover rate[4]	4%	5%	4%	5%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughtout each period)

	iShares S&P Global Energy Sector Index Fund			iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$44.47	$54.57	$49.64	$39.98	$53.32	$51.00

Income from investment operations:

Net investment income	0.68	0.88	0.22	1.38	0.56	0.29
Net realized and unrealized gain (loss)	15.54	(10.07)	4.78	20.21	(13.33)	2.07

Total from investment operations	16.22	(9.19)	5.00	21.59	(12.77)	2.36

Less distributions from:

Net investment income	(0.62)	(0.91)	(0.07)	(1.31)	(0.57)	(0.04)

Total distributions	(0.62)	(0.91)	(0.07)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$60.07	$44.47	$54.57	$60.26	$39.98	$53.32

Total return	36.55%	(16.91)%	10.10%[2]	54.23%	(24.03)%	4.64%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$90,100	$17,786	$16,372	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[3]	1.92%	1.89%	1.17%	2.14%	2.04%	1.44%
Portfolio turnover rate[4]	4%	9%	5%	8%	8%	2%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund			iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$39.81	$49.06	$49.53	$33.46	$51.91	$53.19

Income from investment operations:

Net investment income (loss)	0.31	0.28	0.11	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	6.84	(9.28)	(0.57)	17.57	(18.40)	(1.09)

Total from investment operations	7.15	(9.00)	(0.46)	17.53	(18.45)	(1.28)

Less distributions from:

Net investment income	(0.30)	(0.25)	(0.01)	—	—	—

Total distributions	(0.30)	(0.25)	(0.01)	—	—	—

Net asset value, end of period	$46.66	$39.81	$49.06	$50.99	$33.46	$51.91

Total return	17.98%	(18.36)%	(0.92)%[2]	52.39%	(35.54)%	(2.40)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$130,656	$25,874	$17,172	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets[3]	1.25%	0.96%	0.62%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[4]	6%	4%	1%	5%	4%	2%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughtout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$33.40	$44.84	$50.68

Income from investment operations:

Net investment income	0.62	0.65	0.11
Net realized and unrealized gain (loss)	12.73	(11.45)	(5.93)

Total from investment operations	13.35	(10.80)	(5.82)

Less distributions from:

Net investment income	(0.65)	(0.64)	(0.02)

Total distributions	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$46.10	$33.40	$44.84

Total return	40.06%	(24.24)%	(11.50)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[3]	1.54%	1.78%	0.61%
Portfolio turnover rate[4]	7%	9%	2%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughtout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 25, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$42.88	$59.04	$63.13	$79.32

Income from investment operations:

Net investment income	1.13	1.18	0.83	0.38
Net realized and unrealized gain (loss)	21.49	(16.28)	(4.08)	(16.30)

Total from investment operations	22.62	(15.10)	(3.25)	(15.92)

Less distributions from:

Net investment income	(1.11)	(1.06)	(0.84)	(0.27)

Total distributions	(1.11)	(1.06)	(0.84)	(0.27)

Net asset value, end of period	$64.39	$42.88	$59.04	$63.13

Total return	52.85%	(25.73)%	(5.16)%	(20.10)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$772,664	$375,187	$569,757	$154,656
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	2.17%	2.11%	1.49%	1.12%
Portfolio turnover rate[4]	5%	6%	4%	24%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughtout each period)

	iShares S&P Latin America 40 Index Fund			iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$35.58	$52.49	$41.51	$57.21	$73.59	$77.39

Income from investment operations:

Net investment income	0.77	0.89	0.61	0.44	0.60	0.10
Net realized and unrealized gain (loss)	26.58	(16.88)	10.64	37.16	(16.28)	(3.90)

Total from investment operations	27.35	(15.99)	11.25	37.60	(15.68)	(3.80)

Less distributions from:

Net investment income	(0.74)	(0.92)	(0.27)	(0.24)	(0.70)	—

Total distributions	(0.74)	(0.92)	(0.27)	(0.24)	(0.70)	—

Net asset value, end of period	$62.19	$35.58	$52.49	$94.57	$57.21	$73.59

Total Return	77.07%	(30.54)%	27.16%[2]	65.79%	(21.36)%	(4.91)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$83,960	$8,895	$7,873	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[3]	2.61%	2.42%	2.94%	1.00%	0.26%	0.32%
Portfolio turnover rate[4]	13%	9%	2%	4%	4%	5%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughtout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Feb. 5, 2001[1] to Mar. 31, 2001
Net asset value, beginning of period	$51.09	$77.28	$76.81	$99.66

Income from investment operations:

Net investment loss	(0.23)	(0.17)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	26.53	(26.02)	0.64	(22.80)

Total from investment operations	26.30	(26.19)	0.47	(22.85)

Net asset value, end of period	$77.39	$51.09	$77.28	$76.81

Total Return	51.48%	(33.89)%	0.61%	(22.93)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$1,036,973	$533,932	$289,807	$99,847
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.43)%	(0.43)%	(0.46)%	(0.50)%
Portfolio turnover rate[4]	36%	48%	17%	9%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2004, the Trust offered 61 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Taiwan levies a tax at a rate of up to 20%, based on the par value of stock dividends received by the iShares S&P Global Technology Sector Index Fund. This tax was paid by the Fund and is disclosed in its Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
S&P 100	$115,680	$(36,841,486)	$(6,102,718)	$(42,828,524)
S&P Global 100	619,786	133,916	(2,561,555)	(1,807,853)
S&P Global Energy Sector	271,953	8,394,627	(244,371)	8,422,209
S&P Global Financials Sector	177,211	3,638,933	(296,014)	3,520,130
S&P Global Healthcare Sector	412,590	(1,445,171)	(546,749)	(1,579,330)
S&P Global Technology Sector	—	708,389	(439,928)	268,461
S&P Global Telecommunications Sector	48,246	(558,714)	(751,232)	(1,261,700)
S&P Europe 350	3,907,489	23,835,349	(13,320,372)	14,422,466
S&P Latin America 40	412,708	14,323,405	(339,574)	14,396,539
S&P/TOPIX 150	189,879	9,925,971	(329,822)	9,786,028
Nasdaq Biotechnology	—	21,211,197	(77,912,774)	(56,701,577)

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2004.

From November 1, 2003 to March 31, 2004, the Funds incurred net realized capital losses or net foreign currency losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2005.

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P 100	$23,666
S&P Global 100	9,028
S&P Global Energy Sector	93,487
S&P Global Financials Sector	42,294
S&P Global Healthcare Sector	163,396
S&P Global Technology Sector	80,888
S&P Global Telecommunications Sector	14,159
S&P Europe 350	1,452,762
S&P Latin America 40	122,503
S&P/TOPIX 150	36,486
Nasdaq Biotechnology	35,035,523

The Funds had tax basis net capital loss carryforwards at March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
S&P 100	$—	$2,240,710	$3,096,882	$741,460	$6,079,052
S&P Global 100	—	329,587	1,022,865	1,200,075	2,552,527
S&P Global Energy Sector	—	—	37,853	113,031	150,884
S&P Global Financials Sector	—	—	148,034	105,686	253,720
S&P Global Healthcare Sector	—	—	147,652	235,701	383,353
S&P Global Technology Sector	—	—	114,472	244,568	359,040
S&P Global Telecommunications Sector	—	—	505,504	231,569	737,073
S&P Europe 350	3,295	904,300	2,116,359	8,843,656	11,867,610
S&P Latin America 40	—	—	29,834	187,237	217,071
S&P/TOPIX 150	—	—	276,198	17,138	293,336
Nasdaq Biotechnology	—	2,280,865	29,163,198	11,433,188	42,877,251

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

For the year ended March 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2004 are disclosed in the Funds’ Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at March 31, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at March 31, 2004. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
S&P 100	0.20%
S&P Global 100	0.40
S&P Global Energy Sector	0.65
S&P Global Financials Sector	0.65
S&P Global Healthcare Sector	0.65
S&P Global Technology Sector	0.65
S&P Global Telecommunications Sector	0.65%
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
Nasdaq Biotechnology	0.50

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$19,969
S&P Global 100	16,668
S&P Global Energy Sector	8,718
S&P Global Financials Sector	4,879
S&P Global Healthcare Sector	4,451
S&P Global Technology Sector	1,458
S&P Global Telecommunications Sector	3,258
S&P Europe 350	410,676
S&P/TOPIX 150	2,614
Nasdaq Biotechnology	427,402

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

As a result of using an index approach to investing, the iShares S&P Global 100, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds held shares of Barclays PLC. Barclays PLC is an affiliate of BGFA, the Funds’ investment advisor.

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Transactions in shares of issuers affiliated with BGFA for the year ended March 31, 2004, including dividends, interest income, and net realized capital gains (losses) were as follows:

Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
iShares S&P 100 Index Fund
IMMF	151	69,613	67,997	1,767	$1,766,673	$2,930	$—

iShares S&P Global 100 Index Fund
Barclays PLC	89	79	2	166	1,459,741	55,937	(264)
IMMF	72	38,314	38,223	163	163,042	1,612	—

iShares S&P Global Energy Sector Index Fund
IMMF	59	12,913	12,889	83	83,192	661	—

iShares S&P Global Financials Sector Index Fund
Barclays PLC	37	18	11	44	387,019	17,025	24,884
IMMF	37	5,952	5,949	40	39,622	271	—

iShares S&P Global Healthcare Sector Index Fund
IMMF	37	12,680	12,617	100	100,325	600	—

iShares S&P Global Technology Sector Index Fund
IMMF	17	2,417	2,404	30	30,204	113	—

iShares S&P Global Telecommunications Sector
Index Fund
IMMF	13	3,646	3,643	16	15,533	158	—

iShares S&P Europe 350 Index Fund
Barclays PLC	719	271	22	968	8,527,488	333,147	(8,792)
IMMF	372	64,147	64,497	22	21,639	2,787	—

iShares S&P Latin America 40 Index Fund
IMMF	20	19,036	19,056	—	—	847	—

iShares S&P/TOPIX 150 Index Fund
IMMF	3	2,947	2,931	19	19,400	134	—

iShares Nasdaq Biotechnology Index Fund
IMMF	18	23,809	23,734	93	93,349	1,020	—

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Funds’ holdings of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Funds also invested in the PMMF for purposes of investing collateral from securities lending.

As of March 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2004 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$19,037,865	$19,196,921
S&P Global 100	4,163,309	3,741,262
S&P Global Energy Sector	2,024,795	1,570,092
S&P Global Financials Sector	1,751,333	1,701,420
S&P Global Healthcare Sector	3,416,342	3,061,573
S&P Global Technology Sector	739,264	761,072
S&P Global Telecommunications Sector	1,214,135	1,085,723
S&P Europe 350	29,584,145	28,058,035
S&P Latin America 40	5,722,960	5,411,385
S&P/TOPIX 150	1,040,902	972,680
Nasdaq Biotechnology	256,314,967	259,918,987

In-kind transactions (see Note 4) for the year ended March 31, 2004 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$451,080,395	$446,590,830
S&P Global 100	77,563,998	—
S&P Global Energy Sector	61,947,898	—
S&P Global Financials Sector	11,899,174	5,531,246
S&P Global Healthcare Sector	102,396,688	—
S&P Global Technology Sector	17,250,457	—
S&P Global Telecommunications Sector	6,768,836	—
S&P Europe 350	202,523,231	—
S&P Latin America 40	60,332,146	3,025,209
S&P/TOPIX 150	34,925,654	—
Nasdaq Biotechnology	968,487,294	737,317,876

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

At March 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$456,167,877	$1,020,568	$(37,862,054)	$(36,841,486)
S&P Global 100	186,128,911	8,146,857	(8,013,248)	133,609
S&P Global Energy Sector	89,491,961	8,745,524	(351,762)	8,393,762
S&P Global Financials Sector	30,552,381	3,968,732	(330,853)	3,637,879
S&P Global Healthcare Sector	145,073,862	4,716,489	(6,159,464)	(1,442,975)
S&P Global Technology Sector	31,404,032	2,204,688	(1,496,989)	707,699
S&P Global Telecommunications Sector	24,660,078	1,497,632	(2,056,792)	(559,160)
S&P Europe 350	959,832,687	64,824,749	(41,019,035)	23,805,714
S&P Latin America 40	69,148,995	14,721,938	(393,805)	14,328,133
S&P/TOPIX 150	48,854,028	10,038,617	(118,764)	9,919,853
Nasdaq Biotechnology	1,283,190,773	73,117,148	(51,905,951)	21,211,197

4. CAPITAL SHARE TRANSACTIONS

At March 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2004, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at March 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTs	99

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series and the iShares Nasdaq Series (the “Funds”), as listed on the table of contents, at March 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2004

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the year ended March 31, 2004, certain of the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Global Telecommunications Sector	$176,621	$11,384
S&P Europe 350	16,326,313	592,245
S&P Latin America 40	1,384,344	115,892
S&P/TOPIX 150	385,598	28,617

For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the year ended March 31, 2004 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 100	100.00%
S&P Global 100	61.87
S&P Global Energy Sector	52.09
S&P Global Financials Sector	52.24
S&P Global Healthcare Sector	89.03
S&P Global Telecommunications Sector	72.84

Qualified dividend income received by the Funds through March 31, 2004 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 are as follows:

iShares Index Fund	Qualified Dividend Income
S&P 100	$6,173,284
S&P Global 100	1,755,371
S&P Global Energy Sector	932,820
S&P Global Financials Sector	487,817
S&P Global Healthcare Sector	871,893
S&P Global Technology Sector	59,309
S&P Global Telecommunications Sector	313,598
S&P Europe 350	8,628,005
S&P Latin America 40	1,270,975
S&P/TOPIX 150	363,167
Nasdaq Biotechnology	41,878

TAX INFORMATION	101

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2001 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.25%
Greater than 0.5% and Less than 1.0%	16	1.96
Between 0.5% and – 0.5%	772	94.72
Less than – 0.5% and Greater than – 1.0%	20	2.46
Less than – 1.0%	5	0.61

	815	100.00%

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2001 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.49%
Greater than 1.0% and Less than 1.5%	14	1.72
Greater than 0.5% and Less than 1.0%	109	13.37
Between 0.5% and – 0.5%	635	77.91
Less than – 0.5% and Greater than – 1.0%	26	3.19
Less than – 1.0% and Greater than – 1.5%	10	1.23
Less than – 1.5% and Greater than – 2.0%	3	0.37
Less than – 2.0% and Greater than – 2.5%	1	0.12
Less than – 2.5% and Greater than – 3.0%	1	0.12
Less than – 3.0% and Greater than – 3.5%	2	0.25
Less than – 3.5% and Greater than – 4.0%	3	0.37
Less than – 4.0%	7	0.86

	815	100.00%

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.36%
Greater than 1.5% and Less than 2.0%	6	1.07
Greater than 1.0% and Less than 1.5%	37	6.58
Greater than 0.5% and Less than 1.0%	112	19.93
Between 0.5% and – 0.5%	378	67.25
Less than 0.5% and Greater than – 1.0%	25	4.45
Less than – 1.0%	2	0.36

	562	100.00%

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.71%
Greater than 1.0% and Less than 1.5%	32	5.69
Greater than 0.5% and Less than 1.0%	97	17.26
Between 0.5% and – 0.5%	403	71.72
Less than – 0.5% and Greater than – 1.0%	22	3.91
Less than – 1.0%	4	0.71

	562	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	6	1.07%
Greater than 1.0% and Less than 1.5%	37	6.58
Greater than 0.5% and Less than 1.0%	98	17.44
Between 0.5% and – 0.5%	413	73.48
Less than – 0.5% and Greater than – 1.0%	6	1.07
Less than – 1.0%	2	0.36

	562	100.00%

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	11	1.96%
Greater than 1.0% and Less than 1.5%	43	7.65
Greater than 0.5% and Less than 1.0%	129	22.95
Between 0.5% and – 0.5%	334	59.43
Less than – 0.5% and Greater than – 1.0%	36	6.41
Less than – 1.0% and Greater than – 1.5%	9	1.60

	562	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.71%
Greater than 1.5% and Less than 2.0%	19	3.38
Greater than 1.0% and Less than 1.5%	52	9.25
Greater than 0.5% and Less than 1.0%	128	22.78
Between 0.5% and – 0.5%	309	54.98
Less than – 0.5% and Greater than – 1.0%	37	6.59
Less than – 1.0% and Greater than – 1.5%	10	1.78
Less than – 1.5%	3	0.53

	562	100.00%

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: October 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.34%
Greater than 3.5% and Less than 4.0%	7	0.80
Greater than 3.0% and Less than 3.5%	18	2.06
Greater than 2.5% and Less than 3.0%	18	2.06
Greater than 2.0% and Less than 2.5%	31	3.55
Greater than 1.5% and Less than 2.0%	44	5.03
Greater than 1.0% and Less than 1.5%	94	10.76
Greater than 0.5% and Less than 1.0%	233	26.66
Between 0.5% and – 0.5%	353	40.39
Less than – 0.5% and Greater than – 1.0%	43	4.92
Less than – 1.0% and Greater than – 1.5%	19	2.17
Less than – 1.5% and Greater than – 2.0%	5	0.57
Less than – 2.0%	6	0.69

	874	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.71%
Greater than 1.5% and Less than 2.0%	19	3.38
Greater than 1.0% and Less than 1.5%	106	18.86
Greater than 0.5% and Less than 1.0%	113	20.11
Between 0.5% and – 0.5%	262	46.62
Less than – 0.5% and Greater than – 1.0%	43	7.65
Less than – 1.0% and Greater than – 1.5%	13	2.31
Less than – 1.5%	2	0.36

	562	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2002 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.71%
Greater than 2.0% and Less than 2.5%	10	1.78
Greater than 1.5% and Less than 2.0%	21	3.74
Greater than 1.0% and Less than 1.5%	53	9.43
Greater than 0.5% and Less than 1.0%	90	16.00
Between 0.5% and – 0.5%	252	44.85
Less than – 0.5% and Greater than – 1.0%	78	13.88
Less than – 1.0% and Greater than – 1.5%	39	6.94
Less than – 1.5% and Greater than – 2.0%	12	2.14
Less than – 2.0%	3	0.53

	562	100.00%

iShares Nasdaq Biotechnology Index Fund

Period Covered: April 1, 2001 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.53%
Greater than 0.5% and Less than 1.0%	37	4.94
Between 0.5% and – 0.5%	675	90.13
Less than – 0.5% and Greater than – 1.0%	24	3.20
Less than – 1.0% and Greater than – 1.5%	2	0.27
Less than – 1.5% and Greater than – 2.0%	6	0.80
Less than – 2.0%	1	0.13

	749	100.00%

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 87 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 114 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor and BGI, the parent company of BGFA.

TRUSTEE INFORMATION	107

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Bailard, Biehl and Kaiser, Inc. (since 1985); California Casualty Group of Insurance Companies (since 1978); Continental Airlines, Inc. (since 1996); Community First Financial Group (since 1995); Dresdner/RCM Mutual Funds (1994-2002); Tyon Ranch Company (since 1999).

W. Allen Reed (56)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughs Medical Institute.

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

S&P 1500 (ISI)

S&P 500 (IVV)

S&P 500/BARRA Growth (IVW)

S&P 500/BARRA Value (IVE)

S&P MidCap 400 (IJH)

S&P MidCap 400/BARRA Growth (IJK)

S&P MidCap 400/BARRA Value (IJJ)

S&P SmallCap 600 (IJR)

S&P SmallCap 600/BARRA Growth (IJT)

S&P SmallCap 600/BARRA Value (IJS)

S&P 100 (OEF)

iShares Sector and Specialty Index Funds

Cohen & Steers Realty Majors (ICF)

Dow Jones U.S. Basic Materials Sector (IYM)

Dow Jones U.S. Consumer Cyclical Sector (IYC)

Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

Dow Jones U.S. Energy Sector (IYE)

Dow Jones U.S. Financial Sector (IYF)

Dow Jones U.S. Financial Services (IYG)

Dow Jones U.S. Healthcare Sector (IYH)

Dow Jones U.S. Industrial Sector (IYJ)

Dow Jones U.S. Real Estate (IYR)

Dow Jones Select Dividend (DVY)

Dow Jones U.S. Technology Sector (IYW)

Dow Jones U.S. Telecommunications Sector (IYZ)

Dow Jones U.S. Total Market (IYY)

Dow Jones Transportation Average (IYT)

Dow Jones U.S. Utilities Sector (IDU)

Goldman Sachs Natural Resources (IGE)

Goldman Sachs Networking (IGN)

Goldman Sachs Semiconductor (IGW)

Goldman Sachs Software (IGV)

Goldman Sachs Technology (IGM)

Nasdaq Biotechnology (IBB)

S&P Global Energy Sector (IXC)

S&P Global Financials Sector (IXG)

S&P Global Healthcare Sector (IXJ)

S&P Global Technology Sector (IXN)

S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

Lehman Aggregate (AGG)

Lehman TIPS (TIP)

Lehman 1-3 Year Treasury (SHY)

Lehman 7-10 Year Treasury (IEF)

Lehman 20+ Year Treasury (TLT)

GS $InvesTop™ Corporate (LQD)

iShares Russell Index Funds

Russell 3000 (IWV)

Russell 3000 Growth (IWZ)

Russell 3000 Value (IWW)

Russell 1000 (IWB)

Russell 1000 Growth (IWF)

Russell 1000 Value (IWD)

Russell Midcap (IWR)

Russell Midcap Growth (IWP)

Russell Midcap Value (IWS)

Russell 2000 (IWM)

Russell 2000 Growth (IWO)

Russell 2000 Value (IWN)

iShares NYSE Index Funds

NYSE 100 (NY)

NYSE Composite (NYC)

iShares International Index Funds

MSCI Australia (EWA)

MSCI Austria (EWO)

MSCI Belgium (EWK)

MSCI Brazil (EWZ)

MSCI Canada (EWC)

MSCI EAFE (EFA)

MSCI Emerging Markets (EEM)

MSCI EMU (EZU)

MSCI France (EWQ)

MSCI Germany (EWG)

MSCI Hong Kong (EWH)

MSCI Italy (EWI)

MSCI Japan (EWJ)

MSCI Malaysia (EWM)

MSCI Mexico (EWW)

MSCI Netherlands (EWN)

MSCI Pacific ex-Japan (EPP)

MSCI Singapore (EWS)

MSCI South Africa (EZA)

MSCI South Korea (EWY)

MSCI Spain (EWP)

MSCI Sweden (EWD)

MSCI Switzerland (EWL)

MSCI Taiwan (EWT)

MSCI United Kingdom (EWU)

S&P Europe 350 (IEV)

S&P Global 100 (IOO)

S&P Latin America 40 (ILF)

S&P/TOPIX 150 (ITF)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

This advertising section does not constitute part of the 2004 Annual Report.

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commision’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

[GRAPHIC APPEARS HERE]

iShares®

ITEM 1.    Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2004

iSHARES S&P 500 INDEX FUND

iSHARES S&P 500/BARRA GROWTH INDEX FUND

iSHARES S&P 500/BARRA VALUE INDEX FUND

iSHARES S&P MIDCAP 400 INDEX FUND

iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND

iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND

iSHARES S&P SMALLCAP 600 INDEX FUND

iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND

iSHARES S&P 1500 INDEX FUND

To Our Shareholders:

Stock markets generally posted solid gains during the last twelve months, reversing the trend of the past several years. The uncertainty that characterized the first few months of the fiscal year, including war in Iraq and high unemployment levels, diminished as the year progressed. Healthy gross domestic product (GDP) growth in the third and fourth quarters of 2003 contributed to the performance trend, and lower unemployment rates in early 2004 provided additional encouragement. While the performance of the past year has been a welcome relief, there is no guarantee that more challenging conditions will not return.

The iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched late in 2003, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios – and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 85 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide range of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in key concepts: such as keeping the costs associated with investing as low as possible, managing risk and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of March 31, 2004, had reached $72.8 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss
Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the Fund(s) are an appropriate investment for you, carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800-ishares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees may help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or the New York Stock Exchange, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

3

Managers’ Discussion & Analysis

iSHARES® S&P 500 INDEX FUNDS

Performance as of 3/31/04

	AVERAGE ANNUAL TOTAL RETURNS						CUMULATIVE TOTAL RETURNS
	YEAR ENDED 3/31/04			INCEPTION TO 3/31/04			INCEPTION TO 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	34.93%	35.13%	35.12%	(4.99)%	(5.00)%	(4.92)%	(18.02)%	(18.04)%	(17.77)%
S&P 500/BARRA Growth	26.46%	26.63%	26.74%	(8.86)%	(8.86)%	(8.70)%	(30.09)%	(30.12)%	(29.62)%
S&P 500/BARRA Value	43.80%	43.97%	44.14%	0.25%	0.24%	0.43%	0.98%	0.94%	1.66%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Funds at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P 500 INDEX FUND	iSHARES S&P 500/BARRA GROWTH INDEX FUND	iSHARES S&P 500/BARRA VALUE INDEX FUND	STANDARD & POOR’S 500 INDEX	STANDARD & POOR’S 500/BARRA GROWTH INDEX	STANDARD & POOR’S 500/BARRA VALUE INDEX
May-2000	$10000.00	$10000.00	$10000.00	$10000.00	$10000.00	$10000.00
Jun-2000	$10028.18	$11052.16	$9659.34	$10029.76	$11054.48	$9658.79
Jul-2000	$9871.76	$10556.59	$9850.60	$9873.30	$10562.56	$9851.96
Aug-2000	$10482.97	$11165.39	$10509.19	$10486.43	$11174.13	$10513.03
Sep-2000	$9929.88	$10075.78	$10504.12	$9932.75	$10083.53	$10510.46
Oct-2000	$9887.77	$9812.58	$10699.32	$9891.03	$9821.36	$10707.01
Nov-2000	$9109.01	$8769.54	$10152.09	$9111.62	$8777.35	$10158.81
Dec-2000	$9152.28	$8387.56	$10672.15	$9156.21	$8397.29	$10681.99
Jan-2001	$9475.73	$8624.52	$11119.97	$9481.26	$8636.61	$11132.76
Feb-2001	$8612.04	$7610.73	$10381.99	$8616.57	$7621.81	$10394.66
Mar-2001	$8067.64	$6925.21	$9973.33	$8070.28	$6935.09	$9984.07
Apr-2001	$8692.98	$7541.77	$10647.64	$8697.34	$7555.08	$10660.99
May-2001	$8750.58	$7558.89	$10756.94	$8755.61	$7573.22	$10772.93
Jun-2001	$8537.14	$7455.86	$10407.49	$8542.85	$7470.22	$10423.89
Jul-2001	$8452.22	$7435.04	$10225.23	$8459.13	$7450.80	$10243.56
Aug-2001	$7923.26	$6935.45	$9634.57	$7929.59	$6950.85	$9651.48
Sep-2001	$7283.64	$6468.93	$8718.19	$7288.88	$6484.45	$8734.59
Oct-2001	$7420.53	$6706.03	$8717.18	$7428.09	$6723.07	$8734.59
Nov-2001	$7989.19	$7299.03	$9268.26	$7997.83	$7318.74	$9289.24
Dec-2001	$8057.94	$7307.85	$9407.61	$8068.21	$7329.72	$9430.43
Jan-2002	$7939.52	$7295.55	$9148.93	$7950.41	$7318.72	$9172.04
Feb-2002	$7786.77	$7079.05	$9065.54	$7796.97	$7102.82	$9090.41
Mar-2002	$8078.06	$7246.80	$9526.49	$8090.14	$7271.87	$9555.84
Apr-2002	$7587.76	$6726.88	$9048.54	$7599.87	$6751.20	$9077.09
May-2002	$7531.56	$6596.29	$9084.39	$7543.64	$6620.23	$9113.40
Jun-2002	$6994.61	$6066.48	$8509.74	$7006.53	$6089.29	$8538.34
Jul-2002	$6450.38	$5775.13	$7591.25	$6460.72	$5797.00	$7615.35
Aug-2002	$6491.98	$5810.93	$7640.94	$6503.36	$5833.52	$7667.89
Sep-2002	$5787.14	$5209.13	$6769.93	$5796.45	$5229.75	$6791.45
Oct-2002	$6295.54	$5689.43	$7329.64	$6306.53	$5713.50	$7355.82
Nov-2002	$6663.74	$5963.01	$7842.85	$6677.99	$5990.61	$7872.20
Dec-2002	$6272.77	$5575.20	$7433.76	$6285.99	$5601.22	$7462.85
Jan-2003	$6107.74	$5434.86	$7229.43	$6121.30	$5461.19	$7258.36
Feb-2003	$6015.97	$5418.72	$7032.03	$6029.48	$5444.81	$7060.94
Mar-2003	$6074.49	$5527.75	$7021.75	$6087.96	$5555.33	$7051.76
Apr-2003	$6573.79	$5896.43	$7714.18	$6589.61	$5926.99	$7749.18
May-2003	$6918.81	$6087.00	$8281.35	$6936.88	$6120.21	$8319.52
Jun-2003	$7006.26	$6195.99	$8339.32	$7025.68	$6231.59	$8380.25
Jul-2003	$7128.85	$6275.92	$8522.73	$7149.33	$6313.23	$8566.29
Aug-2003	$7267.22	$6384.58	$8706.15	$7288.74	$6423.08	$8751.32
Sep-2003	$7189.34	$6363.24	$8546.75	$7211.48	$6403.17	$8592.92
Oct-2003	$7595.35	$6648.78	$9129.41	$7619.65	$6690.67	$9180.68
Nov-2003	$7661.58	$6703.88	$9210.14	$7686.69	$6748.24	$9263.27
Dec-2003	$8062.24	$6992.21	$9776.09	$8089.81	$7038.85	$9835.40
Jan-2004	$8209.07	$7122.96	$9947.20	$8238.30	$7172.80	$10009.38
Feb-2004	$8322.63	$7159.41	$10171.22	$8352.82	$7209.59	$10235.60
Mar-2004	$8196.07	$6990.11	$10097.96	$8226.81	$7040.56	$10164.54

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

S&P 500

Consumer Discretionary	11.19%
Consumer Staples	11.33%
Energy	5.96%
Financials	21.26%
Health Care	13.12%
Industrials	10.67%
Information Technology	16.95%
Materials	2.93%
Short-Term and Net Other Assets	0.14%
Telecommunication Services	3.53%
Utilities	2.92%

S&P 500/BARRA GROWTH

Consumer Discretionary	6.93%
Consumer Staples	20.46%
Energy	0.73%
Financials	4.85%
Health Care	22.84%
Industrials	12.43%
Information Technology	28.26%
Materials	2.41%
Short-Term and Net Other Assets	0.12%
Telecommunication Services	0.87%
Utilities	0.10%

S&P 500/BARRA VALUE

Consumer Discretionary	15.26%
Consumer Staples	2.60%
Energy	10.95%
Financials	37.00%
Health Care	3.83%
Industrials	8.98%
Information Technology	6.18%
Materials	3.44%
Short-Term and Net Other Assets	0.08%
Telecommunication Services	6.07%
Utilities	5.61%

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 34.93%, compared to a return of 35.12% by the Index.

The iShares S&P 500/BARRA Growth Index Fund (the “Growth Fund”) and iShares S&P 500/BARRA Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Standard & Poor’s 500/BARRA Growth Index (the “Growth Index”) and the Standard & Poor’s 500/BARRA Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 26.46% and 43.80%, respectively, while the Growth Index returned 26.74% and the Value Index returned 44.14%.

Equity markets rebounded during the reporting period. Positive economic news and corporate earnings growth provided signs of encouragement during the reporting period, and equities responded positively. While gross domestic product (GDP) figures revealed signs of economic growth during the reporting period, jobless claims remained high during much of the period, leading to concerns about the strength of the recovery. However, in January the unemployment rate fell to 5.6%, the lowest rate since the 5.4% recorded in October 2001. Jobless claims also began to drop, dipping to a three-year low by mid-March. Even so, at its March 16 meeting the Federal Reserve Board kept its benchmark interest rate at its 46-year low of 1.0%, citing low inflation, ample factory capacity and high unemployment levels.

During the reporting period, smaller capitalization stocks generally outperformed larger capitalization stocks, and value stocks within the Index outperformed growth stocks.

Within the Index, the top-performing sector was materials, followed closely by financials and information technology. All three sectors benefited from improving economic conditions. Financial stocks, in particular, were buoyed by increased valuations and a return of investor activity.

All of the ten largest holdings in the Fund delivered positive returns during the reporting period. Technology bellwethers Cisco Systems Inc. (1.54% of the net assets of the Fund as of March 31, 2004) and Intel Corp. (1.68% of the net assets of the Fund as of March 31, 2004) were the top performers, with gains of 81.59% and 67.08%, respectively. Technology giant Microsoft Corp. (2.57% of the net assets of the Fund as of March 31, 2004), however, delivered the poorest performance of the top ten, with a 2.97% gain. Among financial companies, Citigroup Inc. (2.54% of the net assets of the Fund as of March 31, 2004) climbed 50.07%, and American International Group Inc. (1.78% of the net assets of the Fund as of March 31, 2004) rose 44.29%, during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of 3/31/04

	AVERAGE ANNUAL TOTAL RETURNS						CUMULATIVE TOTAL RETURNS
	YEAR ENDED 3/31/04			INCEPTION TO 3/31/04			INCEPTION TO 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	48.81%	48.93%	49.10%	8.10%	8.06%	8.29%	35.08%	34.91%	35.99%
S&P MidCap 400/BARRA Growth	40.86%	40.79%	41.18%	(2.08)%	(2.12)%	(1.80)%	(7.47)%	(7.61)%	(6.47)%
S&P MidCap 400/BARRA Value	56.59%	56.64%	57.05%	15.14%	15.12%	15.39%	68.16%	68.07%	69.62%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Funds at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P MIDCAP 400 INDEX FUND	iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND	iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND	STANDARD & POOR’S MIDCAP 400 INDEX	STANDARD & POOR’S MIDCAP 400/BARRA GROWTH INDEX	STANDARD & POOR’S MIDCAP 400/BARRA VALUE INDEX
5/31/2000	$10000.00		$10000.00
6/30/2000	$10418.32		$10415.90
7/31/2000	$10576.04	$10000.00	$10000.00	$10580.47	$10000.00	$10000.00
8/31/2000	$11752.47	$11032.98	$10726.55	$11762.30	$11041.70	$10730.00
9/30/2000	$11671.09	$10758.17	$10882.61	$11682.32	$10768.97	$10888.81
10/31/2000	$11280.36	$10168.76	$10777.29	$11286.29	$10184.22	$10785.36
11/30/2000	$10422.04	$8725.45	$10789.76	$10434.18	$8740.09	$10799.38
12/31/2000	$11216.26	$9161.05	$11888.97	$11232.39	$9183.22	$11903.08
1/31/2001	$11464.25	$9159.57	$12413.99	$11482.87	$9183.29	$12433.96
2/28/2001	$10808.38	$8405.33	$12000.38	$10827.20	$8429.34	$12022.39
3/31/2001	$10004.12	$7492.38	$11471.43	$10022.74	$7516.44	$11493.41
4/30/2001	$11107.33	$8506.30	$12507.68	$11128.25	$8532.67	$12533.56
5/31/2001	$11366.79	$8736.30	$12760.46	$11387.54	$8767.32	$12781.73
6/30/2001	$11319.00	$8650.56	$12779.66	$11341.99	$8684.90	$12802.18
7/31/2001	$11148.68	$8390.93	$12776.86	$11172.99	$8426.96	$12803.46
8/31/2001	$10781.82	$8007.04	$12515.05	$10807.63	$8042.69	$12543.55
9/30/2001	$9441.05	$6901.95	$11110.80	$9463.16	$6934.41	$11136.16
10/31/2001	$9859.15	$7429.26	$11289.38	$9881.44	$7465.58	$11311.00
11/30/2001	$10590.35	$8087.90	$11971.07	$10616.61	$8130.02	$11998.71
12/31/2001	$11140.50	$8407.53	$12726.87	$11165.49	$8451.16	$12754.63
1/31/2002	$11076.89	$8317.96	$12714.18	$11107.43	$8364.11	$12752.07
2/28/2002	$11088.95	$8134.39	$13013.14	$11120.76	$8180.10	$13054.30
3/31/2002	$11879.83	$8692.22	$13972.22	$11915.90	$8742.89	$14020.32
4/30/2002	$11822.70	$8465.62	$14180.02	$11859.89	$8517.32	$14230.62
5/31/2002	$11621.67	$8326.41	$13931.23	$11659.46	$8378.49	$13983.01
6/30/2002	$10768.22	$7553.84	$13146.05	$10805.99	$7606.00	$13197.16
7/31/2002	$9724.64	$6873.79	$11780.84	$9758.89	$6922.98	$11828.62
8/31/2002	$9771.98	$6880.46	$11881.49	$9807.68	$6930.59	$11932.71
9/30/2002	$8983.72	$6450.05	$10713.16	$9017.18	$6498.82	$10758.53
10/31/2002	$9371.01	$6749.54	$11138.62	$9407.63	$6801.01	$11188.87
11/30/2002	$9911.66	$7097.95	$11850.08	$9952.33	$7154.66	$11907.20
12/31/2002	$9502.34	$6776.04	$11408.07	$9543.29	$6831.27	$11465.44
1/31/2003	$9223.83	$6615.02	$11011.00	$9264.62	$6670.05	$11068.74
2/28/2003	$9002.80	$6438.42	$10776.75	$9044.12	$6492.63	$10835.19
3/31/2003	$9077.27	$6567.96	$10739.69	$9120.10	$6625.73	$10800.51
4/30/2003	$9736.49	$6986.12	$11611.48	$9782.21	$7048.45	$11677.51
5/31/2003	$10540.85	$7456.27	$12741.37	$10593.16	$7524.93	$12818.41
6/30/2003	$10672.73	$7615.80	$12791.69	$10727.69	$7686.71	$12870.96
7/31/2003	$11051.40	$7927.30	$13172.87	$11108.53	$8001.10	$13258.38
8/31/2003	$11547.78	$8238.80	$13837.41	$11612.85	$8319.54	$13934.56
9/30/2003	$11369.10	$8066.60	$13698.19	$11435.18	$8147.33	$13798.00
10/31/2003	$12226.18	$8623.28	$14818.06	$12299.68	$8711.12	$14928.05
11/30/2003	$12650.27	$8882.27	$15398.20	$12728.18	$8973.15	$15517.41
12/31/2003	$12862.16	$8853.70	$15947.51	$12942.97	$8946.11	$16073.79
1/31/2004	$13139.03	$9001.96	$16362.07	$13223.46	$9097.42	$16495.45
2/29/2004	$13452.74	$9192.68	$16791.12	$13540.99	$9291.80	$16931.76
3/31/2004	$13507.06	$9251.90	$16818.56	$13598.49	$9353.88	$16962.64

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

S&P MIDCAP 400

Consumer Discretionary	18.20%
Consumer Staples	4.56%
Energy	6.93%
Financials	19.72%
Health Care	11.79%
Industrials	11.93%
Information Technology	15.83%
Materials	4.06%
Short-Term and Net Other Assets	0.09%
Telecommunication Services	0.58%
Utilities	6.31%

S&P MIDCAP 400/BARRA GROWTH

Consumer Discretionary	23.11%
Consumer Staples	3.50%
Energy	4.66%
Financials	12.51%
Health Care	19.58%
Industrials	13.05%
Information Technology	21.19%
Materials	0.74%
Short-Term and Net Other Assets	0.05%
Telecommunication Services	0.20%
Utilities	1.41%

S&P MIDCAP 400/BARRA VALUE

Consumer Discretionary	13.44%
Consumer Staples	5.60%
Energy	9.15%
Financials	26.79%
Health Care	4.20%
Industrials	10.82%
Information Technology	10.56%
Materials	7.30%
Short-Term and Net Other Assets	0.09%
Telecommunication Services	0.96%
Utilities	11.09%

The iShares S&P Midcap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 48.81%, compared to a return of 49.10% by the Index.

The iShares S&P Midcap 400/BARRA Growth Index Fund (the “Growth Fund”) and iShares S&P Midcap 400/BARRA Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Standard & Poor’s MidCap 400/BARRA Growth Index (the “Growth Index”) and the Standard & Poor’s MidCap 400/BARRA Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 40.86% and 56.59%, respectively, while the Growth Index returned 41.18% and the Value Index returned 57.05%.

Equity markets rebounded during the reporting period. Positive economic news and corporate earnings growth provided signs of encouragement during the reporting period, and equities responded positively. While gross domestic product (GDP) figures revealed signs of economic growth during the reporting period, jobless claims remained high during much of the period, leading to concerns about the strength of the recovery. However, in January the unemployment rate fell to 5.6%, the lowest rate since the 5.4% recorded in October 2001. Jobless claims also began to drop, dipping to a three-year low by mid-March. Even so, at its March 16 meeting the Federal Reserve Board kept its benchmark interest rate at its 46-year low of 1.0%, citing low inflation, ample factory capacity and high unemployment levels.

Mid-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts by a wide margin during the reporting period.

Every sector within the Index posted healthy gains during the reporting period. Information technology stocks led the way, followed closely by consumer discretionary stocks, as both groups benefited from the improved economic conditions during the reporting period.

Among the Fund’s ten largest holdings, all delivered double-digit or triple-digit returns. The two strongest performers were both homebuilders, which have tended to perform well due to the increased demand for housing spurred by historically low interest rates. D.R. Horton Inc. and the Class A shares of Lennar Corp. (0.81% and 0.83%, respectively, of the net assets of the Fund as of March 31, 2004) gained 176.80% and 121.79%. Retailer Coach Inc. (0.75% of the net assets of the Fund as of March 31, 2004) climbed 113.88% along with other consumer discretionary stocks. Financial stocks New York Community Bancorp Inc. (0.91% of the net assets of the Fund as of March 31, 2004) rose 104.50%, Fidelity National Financial Inc. (0.64% of the net assets of the Fund as of March 31, 2004) returned 59.44%, and Sovereign Bancorp Inc. (0.64% of the net assets of the Fund as of March 31, 2004) gained 54.66%. Among the ten largest holdings, the weakest performer was Affiliated Computer Services Inc. Class A shares (0.70% of the net assets of the Fund as of March 31, 2004) which returned 17.26% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of 3/31/04

	AVERAGE ANNUAL TOTAL RETURNS						CUMULATIVE TOTAL RETURNS
	YEAR ENDED 3/31/04			INCEPTION TO 3/31/04			INCEPTION TO 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	56.27%	56.23%	56.49%	11.10%	11.09%	11.26%	50.12%	50.06%	50.97%
S&P SmallCap 600/BARRA Growth	50.24%	50.36%	50.54%	3.64%	3.65%	3.89%	14.11%	14.13%	15.12%
S&P SmallCap 600/BARRA Value	61.91%	61.99%	62.26%	13.99%	13.98%	14.25%	62.07%	62.00%	63.51%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fundsare listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Funds at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES S&P SMALL CAP 600 INDEX	iSHARES S&P SMALL CAP 600/BARRA GROWTH INDEX FUND	iSHARES S&P SMALL CAP 600/BARRA VALUE INDEX FUND	STANDARD & POOR’S SMALL CAP 600 INDEX	STANDARD & POOR’S SMALL CAP 600/BARRA GROWTH INDEX	STANDARD & POOR’S 600/BARRA SMALL CAP VALUE INDEX
5/31/2000	$10000.00		$10000.00
6/30/2000	$10761.86		$10764.69
7/31/2000	$10493.25	$10000.00	$10000.00	$10500.96	$10000.00	$10000.00
8/31/2000	$11420.62	$10695.91	$10589.68	$11431.34	$10706.38	$10589.46
9/30/2000	$11107.60	$10123.56	$10565.87	$11120.41	$10136.80	$10568.28
10/31/2000	$11184.26	$10202.75	$10627.43	$11190.47	$10215.87	$10619.68
11/30/2000	$10019.02	$8669.28	$9925.38	$10025.54	$8683.49	$9917.72
12/31/2000	$11250.14	$9461.33	$11320.65	$11260.69	$9481.50	$11318.10
1/31/2001	$11733.02	$9467.37	$12217.80	$11743.77	$9489.08	$12214.49
2/28/2001	$11015.42	$8662.00	$11699.87	$11027.40	$8683.46	$11699.04
3/31/2001	$10508.42	$8213.84	$11212.60	$10521.24	$8234.52	$11213.53
4/30/2001	$11304.49	$9004.75	$11887.99	$11322.96	$9033.27	$11888.59
5/31/2001	$11519.82	$9105.12	$12186.52	$11539.23	$9136.25	$12191.74
6/30/2001	$11929.77	$9378.46	$12639.88	$11961.57	$9429.53	$12657.47
7/31/2001	$11739.11	$9163.17	$12524.44	$11761.81	$9201.33	$12538.49
8/31/2001	$11468.66	$8886.20	$12321.67	$11493.64	$8927.13	$12336.62
9/30/2001	$9918.51	$7757.73	$10551.49	$9939.70	$7794.28	$10571.25
10/31/2001	$10445.47	$8237.75	$11013.88	$10469.48	$8268.17	$11054.36
11/30/2001	$11207.67	$8778.62	$11892.38	$11235.85	$8813.87	$11938.70
12/31/2001	$11963.94	$9330.67	$12748.37	$11996.52	$9368.26	$12800.68
1/31/2002	$12067.92	$9316.14	$12983.26	$12100.89	$9355.15	$13040.05
2/28/2002	$11859.96	$9026.86	$12928.26	$11892.75	$9066.07	$12983.98
3/31/2002	$12793.69	$9660.00	$14047.58	$12832.28	$9704.33	$14112.29
4/30/2002	$13153.79	$9798.04	$14620.80	$13195.43	$9844.07	$14689.48
5/31/2002	$12608.44	$9350.03	$14063.96	$12649.14	$9395.18	$14132.75
6/30/2002	$11954.97	$8791.11	$13430.32	$11995.18	$8836.17	$13501.01
7/31/2002	$10265.73	$7738.55	$11244.89	$10300.26	$7779.36	$11305.75
8/31/2002	$10362.64	$7891.16	$11229.97	$10398.12	$7934.95	$11291.05
9/30/2002	$9728.38	$7500.23	$10403.08	$9761.75	$7542.96	$10460.03
10/31/2002	$10037.39	$7823.85	$10609.44	$10074.13	$7870.33	$10670.28
11/30/2002	$10558.31	$8215.34	$11179.16	$10598.99	$8265.42	$11246.47
12/31/2002	$10201.44	$7880.04	$10880.93	$10241.80	$7929.84	$10948.44
1/31/2003	$9848.95	$7661.69	$10429.62	$9889.48	$7712.56	$10496.27
2/28/2003	$9532.02	$7453.04	$10042.78	$9573.02	$7503.55	$10107.91
3/31/2003	$9606.64	$7593.76	$10009.62	$9648.65	$7646.87	$10076.57
4/30/2003	$10384.05	$8136.43	$10912.75	$10432.12	$8193.62	$10987.50
5/31/2003	$11220.14	$8685.17	$11927.09	$11272.95	$8747.51	$12011.53
6/30/2003	$11508.91	$8873.12	$12276.79	$11566.04	$8939.08	$12368.27
7/31/2003	$12107.24	$9360.47	$12876.40	$12167.48	$9431.62	$12973.08
8/31/2003	$12694.02	$9819.87	$13494.08	$12760.03	$9895.66	$13597.09
9/30/2003	$12319.96	$9564.04	$13049.72	$12384.89	$9638.37	$13151.10
10/31/2003	$13387.28	$10368.14	$14209.29	$13458.66	$10450.89	$14322.86
11/30/2003	$13893.08	$10722.14	$14793.61	$13967.99	$10809.73	$14914.07
12/31/2003	$14138.51	$10799.74	$15205.54	$14215.36	$10888.94	$15331.10
1/31/2004	$14543.07	$11163.91	$15565.67	$14624.10	$11257.94	$15697.00
2/29/2004	$14821.20	$11322.25	$15931.85	$14905.52	$11419.71	$16069.31
3/31/2004	$15011.62	$11409.75	$16205.87	$15099.79	$11511.48	$16349.84

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

S&P SMALLCAP 600

Consumer Discretionary	18.96%
Consumer Staples	3.34%
Energy	5.60%
Financials	14.37%
Health Care	12.94%
Industrials	18.94%
Information Technology	16.47%
Materials	5.28%
Short-Term and Net Other Assets	0.06%
Telecommunication Services	0.38%
Utilities	3.66%

S&P SMALLCAP 600/BARRA GROWTH

Consumer Discretionary	22.58%
Consumer Staples	2.31%
Energy	3.63%
Financials	9.99%
Health Care	19.98%
Industrials	15.19%
Information Technology	22.80%
Materials	2.52%
Short-Term and Net Other Assets	0.06%
Telecommunication Services	0.46%
Utilities	0.48%

S&P SMALLCAP 600/BARRA VALUE

Consumer Discretionary	15.75%
Consumer Staples	4.25%
Energy	7.35%
Financials	18.26%
Health Care	6.70%
Industrials	22.27%
Information Technology	10.84%
Materials	7.73%
Short-Term and Net Other Assets	0.07%
Telecommunication Services	0.30%
Utilities	6.48%

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 56.27%, compared to a return of 56.49% by the Index.

The iShares S&P SmallCap 600/BARRA Growth Index Fund (the “Growth Fund”) and iShares S&P SmallCap 600/BARRA Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Standard & Poor’s SmallCap 600/BARRA Growth Index (the “Growth Index”) and the Standard & Poor’s SmallCap 600/BARRA Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 50.24% and 61.91%, respectively, while the Growth Index returned 50.54% and the Value Index returned 62.26%.

Equity markets rebounded during the reporting period. Positive economic news and corporate earnings growth provided signs of encouragement during the reporting period, and equities responded positively. While gross domestic product (GDP) figures revealed signs of economic growth during the reporting period, jobless claims remained high during much of the period, leading to concerns about the strength of the recovery. However, in January the unemployment rate fell to 5.6%, the lowest rate since the 5.4% recorded in October 2001. Jobless claims also began to drop, dipping to a three-year low by mid-March. Even so, at its March 16 meeting the Federal Reserve Board kept its benchmark interest rate at its 46-year low of 1.0%, citing low inflation, ample factory capacity and high unemployment levels.

During the reporting period, small capitalization stocks, as represented by the Index, generally outperformed larger capitalization stocks, as represented by the S&P 500 Index, and value stocks generally outperformed growth stocks.

As economic conditions improved, sectors such as consumer discretionary and materials were some of the biggest beneficiaries. Information technology stocks and financials also performed well in the stronger economic environment than they had in previous reporting periods.

All of the ten largest Fund holdings delivered positive returns, although, combined, these holdings represented less than 5% of the Fund’s net assets as of March 31, 2004. Biopharmaceutical company MGI Pharma Inc. (0.47% of the net assets of the Fund as of March 31, 2004) led the way with a 386.19% gain, and financial company Fremont General Corp. (0.51% of the net assets of the Fund as of March 31, 2004) climbed 340.29%. Nutritional supplement maker NBTY Inc. (0.54% of the net assets of the Fund as of March 31, 2004) rose 96.10%, and Polaris Industries Inc., which produces high-performance motorized vehicles (0.43% of the net assets of the Fund as of March 31, 2004) rose 82.78%. The weakest performer among the ten largest holdings was Alliant Techsystems Inc. (0.46% of the net assets of the Fund as of March 31, 2004), which gained 0.72% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® S&P 1500 INDEX FUND

Performance as of 3/31/04

Total Returns
Inception to 3/31/04
NAV	MARKET	INDEX
(0.57)%	(0.66)%	(0.53)%

“Total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (1/20/04).

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (1/23/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 3/31/04, the Fund did not have six months of performance and therefore a line graph is not presented.

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

Consumer Discretionary	12.11%
Consumer Staples	10.46%
Energy	6.03%
Financials	20.85%
Health Care	12.99%
Industrials	11.10%
Information Technology	16.85%
Materials	3.12%
Short-Term and Net Other Assets	0.10%
Telecommunication Services	3.16%
Utilities	3.23%

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 1500 Index (the “Index”). From its inception on January 20, 2004 through March 31, 2004 (the “reporting period”), the Fund declined 0.57%, compared to a decline of 0.53% by the Index.

At the time of the Fund’s inception, the economy appeared to be in recovery. However, alternating positive and discouraging news made the outlook hazy. In February, two pieces of economic data offered encouragement: fourth quarter gross domestic product (GDP) figures were revealed to be a 4.1% annual rate, slightly above the government’s initial estimate of 4.0%. In addition, the unemployment rate fell to 5.6% in January, the lowest rate since the 5.4% recorded in October 2001. On the other hand, renewed conflict in Iraq and reports of outsourcing of U.S. jobs overseas fueled concerns and weighed on equity markets. Against this backdrop, markets followed a somewhat bumpy pattern, but ultimately finished the reporting period about where they had started.

Within the Index, sector performance was mixed during the reporting period. Some of the sectors that had delivered the strongest performance over the course of the past twelve months, such as information technology and telecommunications were the ones to suffer declines during the reporting period, as some investors realized gains. During the reporting period, the better performers included consumer staples, energy, and utilities.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Among the Fund’s ten largest holdings, performance was also mixed during the reporting period. Technology bellwethers Cisco Systems Inc., Intel Corp. and Microsoft Corp. (respectively 1.35%, 1.48%, and 2.26% of the net assets of the Fund as of March 31, 2004) declined 18.33%, 16.59%, and 11.28%, respectively. The top holding at 2.60% of the Fund’s net assets as of March 31, 2004, General Electric Co. declined 8.51%. On the positive side, Wal-Mart Stores Inc. (2.16% of the net assets of the Fund as of March 31, 2004) was the top performer with a 12.73% gain, and American International Group Inc. (1.56% of the net assets of the Fund as of March 31, 2004) returned 3.26% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	11

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.86%

General Electric Co.	8,264,162	$252,222,224
Exxon Mobil Corp.	5,313,968	221,007,929
Microsoft Corp.	8,747,375	218,421,954
Pfizer Inc.	6,179,053	216,575,808
Citigroup Inc.	4,174,037	215,797,713
Wal-Mart Stores Inc.	3,507,063	209,336,590
American International Group Inc.	2,114,146	150,844,317
Intel Corp.	5,254,266	142,916,035
Cisco Systems Inc.[1]	5,569,255	130,988,878
International Business Machines Corp.	1,377,095	126,472,405
Johnson & Johnson	2,404,938	121,978,455
Procter & Gamble Co.	1,047,265	109,837,153
Coca-Cola Co. (The)	1,981,438	99,666,331
Bank of America Corp.	1,174,131	95,081,128
Altria Group Inc.	1,658,435	90,301,786
Verizon Communications Inc.	2,237,680	81,764,827
Merck & Co. Inc.	1,802,368	79,646,642
Wells Fargo & Company	1,371,040	77,696,837
ChevronTexaco Corp.	866,797	76,087,441
PepsiCo Inc.	1,385,790	74,624,792
JP Morgan Chase & Co.	1,667,694	69,959,763
Dell Inc.[1]	2,074,675	69,750,574
Home Depot Inc.	1,843,560	68,875,402
SBC Communications Inc.	2,680,115	65,770,022
United Parcel Service Inc. Class B	914,848	63,892,984
Time Warner Inc.[1]	3,689,050	62,197,383
Lilly (Eli) & Co.	910,517	60,913,587
Amgen Inc.[1]	1,045,202	60,799,400
Fannie Mae	787,306	58,536,201
Hewlett-Packard Co.	2,471,836	56,456,734
Viacom Inc. Class B	1,417,331	55,573,549
American Express Co.	1,042,201	54,038,122
Comcast Corp. Class A1	1,823,796	52,415,897
Abbott Laboratories	1,266,876	52,068,604
3M Co.	634,925	51,981,310
Morgan Stanley	888,790	50,927,667
Oracle Corp.[1]	4,235,592	50,869,460
Wachovia Corp.	1,065,356	50,071,732
Bank One Corp.	907,122	49,456,291
Medtronic Inc.	982,155	46,897,901
Merrill Lynch & Co. Inc.	786,152	46,823,213
Tyco International Ltd.	1,620,367	46,423,515
QUALCOMM Inc.	652,302	43,325,899
U.S. Bancorp	1,555,520	43,010,128
Walt Disney Co. (The)	1,658,971	41,457,685
BellSouth Corp.	1,483,883	41,088,720
Texas Instruments Inc.	1,403,573	41,012,403
Goldman Sachs Group Inc. (The)	391,582	40,861,582
Wyeth	1,079,024	40,517,351
FleetBoston Financial Corp.	866,803	38,919,455
ConocoPhillips	554,304	38,695,962
Bristol-Myers Squibb Co.	1,572,635	38,104,946
eBay Inc.[1]	523,355	36,284,202
United Technologies Corp.	417,768	36,053,378
Lowe’s Companies Inc.	637,070	35,758,739
Du Pont (E.I.) de Nemours and Co.	808,402	34,130,732
Anheuser-Busch Companies Inc.	660,077	33,663,927
Motorola Inc.	1,896,280	33,374,528
Target Corp.	738,417	33,258,302
Freddie Mac	557,764	32,941,542
UnitedHealth Group Inc.	506,990	32,670,436
Gillette Co. (The)	815,809	31,898,132
Washington Mutual Inc.	728,588	31,117,993
Schlumberger Ltd.	476,890	30,449,427
Dow Chemical Co. (The)	754,928	30,408,500
First Data Corp.	719,017	30,313,757
AT&T Wireless Services Inc.[1]	2,207,083	30,038,400
McDonald’s Corp.	1,022,160	29,203,111
Applied Materials Inc.[1]	1,362,201	29,123,857
MBNA Corp.	1,035,041	28,598,183
Boston Scientific Corp.[1]	663,605	28,123,580
Boeing Co. (The)	682,463	28,028,755
Walgreen Co.	830,273	27,357,495
EMC Corp.[1]	1,959,166	26,664,249
Yahoo! Inc.[1]	538,836	26,182,041
Allstate Corp. (The)	569,949	25,909,882
Kimberly-Clark Corp.	406,292	25,637,025
Fifth Third Bancorp	457,637	25,339,361
Alcoa Inc.	704,995	24,456,277
Cardinal Health Inc.	352,377	24,278,775

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
Colgate-Palmolive Co.	431,442	$23,772,454
Honeywell International Inc.	695,654	23,547,888
Carnival Corp.	510,321	22,918,516
Caterpillar Inc.	281,272	22,240,177
Nextel Communications Inc. Class A1	890,652	22,025,824
MetLife Inc.	615,749	21,969,924
General Motors Corp.	455,218	21,440,768
Forest Laboratories Inc.[1]	297,918	21,336,887
Clear Channel Communications Inc.	498,611	21,116,176
Emerson Electric Co.	341,631	20,470,530
Sysco Corp.	522,214	20,392,457
Ford Motor Company	1,483,388	20,129,575
Automatic Data Processing Inc.	477,816	20,068,272
Cendant Corp.	816,174	19,906,484
Marsh & McLennan Companies Inc.	429,488	19,885,294
Illinois Tool Works Inc.	249,569	19,773,352
Bank of New York Co. Inc. (The)	626,797	19,744,105
Prudential Financial Inc.	437,790	19,604,236
Gannett Co. Inc.	219,552	19,351,313
Schering-Plough Corp.	1,191,630	19,328,239
Lehman Brothers Holdings Inc.	224,998	18,645,584
Exelon Corp.	267,173	18,400,205
FedEx Corp.	241,666	18,163,617
Southern Company	593,039	18,087,690
National City Corp.	490,815	17,463,198
Dominion Resources Inc.	262,738	16,894,053
AFLAC Inc.	415,344	16,671,908
Lockheed Martin Corp.	365,166	16,666,176
Duke Energy Corp.	734,999	16,610,977
Nike Inc. Class B	213,101	16,594,175
International Paper Co.	389,120	16,444,211
Newmont Mining Corp.	349,919	16,316,723
HCA Inc.	401,301	16,300,847
Guidant Corp.	252,267	15,986,160
SunTrust Banks Inc.	229,088	15,969,724
Gap Inc. (The)	725,501	15,902,982
BB&T Corp.	442,685	15,626,781
Progressive Corp. (The)	175,950	15,413,220
SLM Corp.	365,096	15,279,268
Baxter International Inc.	494,250	15,267,382
Hartford Financial Services Group Inc.	236,197	15,045,749
Northrop Grumman Corp.	151,298	14,890,749
Biogen Idec Inc.[1]	265,298	14,750,569
Analog Devices Inc.	303,018	14,547,894
Occidental Petroleum Corp.	314,736	14,493,593
Avon Products Inc.	190,630	14,463,098
Zimmer Holdings Inc.[1]	195,837	14,448,854
General Dynamics Corp.	160,504	14,337,822
Stryker Corp.	161,551	14,302,110
Countrywide Financial Corp.	149,100	14,298,690
WellPoint Health Networks Inc.[1]	125,713	14,296,082
State Street Corp.	272,465	14,203,600
General Mills Inc.	304,169	14,198,609
Lucent Technologies Inc.[1]	3,452,773	14,190,897
Capital One Financial Corp.	187,001	14,105,485
Waste Management Inc.	467,139	14,098,255
Travelers Property Casualty Corp. Class B	813,717	14,052,893
Sara Lee Corp.	640,709	14,005,899
Costco Wholesale Corp.[1]	370,950	13,932,882
Golden West Financial Corp.	123,028	13,772,985
Deere & Co.	197,336	13,677,358
Best Buy Co. Inc.	263,834	13,645,494
Sprint Corp. (FON Group)	731,979	13,490,373
Tribune Co.	267,360	13,485,638
Kohls Corp.[1]	275,341	13,307,231
Kellogg Co.	334,210	13,114,400
Electronic Arts Inc.[1]	242,924	13,108,179
Harley-Davidson Inc.	245,331	13,085,956
Schwab (Charles) Corp. (The)	1,098,468	12,753,213
Computer Associates International Inc.	472,153	12,682,030
International Game Technology Inc.	280,824	12,625,847
Alltel Corp.	252,697	12,607,053
AT&T Corp.	643,569	12,594,645
Union Pacific Corp.	209,758	12,547,724
Maxim Integrated Products Inc.	265,603	12,507,245
PNC Financial Services Group	224,515	12,442,621
Omnicom Group Inc.	153,850	12,346,463

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
Apollo Group Inc. Class A1	142,614	$12,280,492
Corning Inc.[1]	1,091,825	12,206,604
Agilent Technologies Inc.[1]	385,019	12,178,151
Starbucks Corp.[1]	320,907	12,114,239
Caremark Rx Inc.[1]	361,597	12,023,100
McGraw-Hill Companies Inc. (The)	154,972	11,799,568
ConAgra Foods Inc.	434,727	11,711,545
Symantec Corp.[1]	252,012	11,668,156
Danaher Corp.	124,885	11,660,512
Weyerhaeuser Co.	177,985	11,658,018
CVS Corp.	322,047	11,368,259
Apache Corp.	262,389	11,327,333
Franklin Resources Inc.	201,943	11,244,186
Masco Corp.	366,330	11,151,085
Aetna Inc.	124,136	11,137,482
Sun Microsystems Inc.[1]	2,663,347	11,079,524
Entergy Corp.	185,250	11,022,375
Devon Energy Corp.	188,282	10,948,598
Paychex Inc.	306,628	10,915,957
Mellon Financial Corp.	348,325	10,899,089
Halliburton Co.	354,643	10,777,601
Wrigley (William Jr.) Co.	182,053	10,762,973
Heinz (H.J.) Co.	286,102	10,668,744
Anadarko Petroleum Corp.	204,608	10,610,971
Xilinx Inc.[1]	279,178	10,608,764
Chubb Corp.	152,027	10,571,958
Raytheon Co.	336,978	10,560,891
American Electric Power Co. Inc.	319,803	10,527,915
FirstEnergy Corp.	267,032	10,435,611
KeyCorp	339,336	10,278,487
Staples Inc.[1]	403,781	10,252,000
Hancock (John) Financial Services Inc.	234,214	10,232,810
Burlington Resources Inc.	160,157	10,190,790
Anthem Inc.[1]	111,952	10,147,329
St. Jude Medical Inc.[1]	140,240	10,111,304
Bed Bath & Beyond Inc.[1]	241,712	10,093,893
Kroger Co.[1]	605,897	10,082,126
FPL Group Inc.	149,937	10,023,288
TJX Companies Inc.	407,432	10,006,530
Baker Hughes Inc.	272,439	9,938,575
Becton, Dickinson & Co.	204,581	9,918,087
PG&E Corp.[1]	339,071	9,822,887
Praxair Inc.	263,244	9,771,617
ACE Ltd.	225,927	9,638,046
Broadcom Corp. Class A1	245,157	9,602,800
Ingersoll-Rand Co. Class A	141,877	9,597,979
Lexmark International Inc.[1]	104,005	9,568,460
Burlington Northern Santa Fe Corp.	301,789	9,506,354
Xerox Corp.[1]	645,889	9,410,603
Linear Technology Corp.	252,795	9,358,471
Equity Office Properties Trust	323,633	9,349,757
Progress Energy Inc.	198,383	9,339,872
Marathon Oil Corp.	276,835	9,321,034
Veritas Software Corp.[1]	346,137	9,314,547
Principal Financial Group Inc.	259,666	9,251,900
Air Products & Chemicals Inc.	183,976	9,220,877
Southwest Airlines Co.	642,372	9,128,106
Campbell Soup Co.	334,198	9,113,579
Simon Property Group Inc.	154,857	9,049,843
Fortune Brands Inc.	118,073	9,047,934
Yum! Brands Inc.[1]	238,115	9,045,989
Public Service Enterprise Group Inc.	191,941	9,017,388
Johnson Controls Inc.	152,435	9,016,530
Coca-Cola Enterprises Inc.	371,266	8,973,499
Allergan Inc.	106,326	8,948,396
Loews Corp.	150,727	8,901,937
SouthTrust Corp.	267,388	8,866,586
Archer-Daniels-Midland Co.	525,386	8,863,262
Hershey Foods Corp.	105,326	8,726,259
M&T Bank Corp.	97,062	8,721,021
Univision Communications Inc. Class A1	261,041	8,616,963
Moody’s Corp.	120,904	8,560,003
Genzyme Corp.[1]	181,424	8,534,185
XL Capital Ltd. Class A	111,105	8,448,424
Northern Trust Corp.	179,164	8,347,251
Clorox Co.	170,099	8,319,542
Micron Technology Inc.[1]	493,158	8,240,670
May Department Stores Co. (The)	234,622	8,113,229
Consolidated Edison Inc.	183,711	8,101,655

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
PPG Industries Inc.	138,680	$8,085,044
Apple Computer Inc.[1]	298,663	8,078,834
Pitney Bowes Inc.	189,060	8,055,847
KLA-Tencor Corp.[1]	158,824	7,996,788
Biomet Inc.	208,022	7,979,724
PACCAR Inc.	141,655	7,966,677
Marriott International Inc. Class A	186,187	7,922,257
Federated Department Stores Inc.	146,312	7,908,164
Monsanto Co.	214,452	7,863,955
Unocal Corp.	209,581	7,813,180
Sears, Roebuck and Co.	181,486	7,796,639
Comerica Inc.	141,923	7,709,257
Sprint Corp. (PCS Group)[1]	837,663	7,706,500
Penney (J.C.) Co. Inc. (Holding Co.)	220,960	7,684,989
Adobe Systems Inc.	192,309	7,582,744
Limited Brands Inc.	377,730	7,554,600
Electronic Data Systems Corp.	388,763	7,522,564
TXU Corp.	262,124	7,512,474
Medco Health Solutions Inc.[1]	219,488	7,462,592
Bear Stearns Companies Inc. (The)	84,481	7,407,294
St. Paul Companies Inc.	184,512	7,382,325
Safeway Inc.[1]	357,943	7,366,467
Block (H & R) Inc.	144,272	7,362,200
MBIA Inc.	116,635	7,313,015
Transocean Inc.[1]	260,033	7,252,320
Intuit Inc.[1]	160,625	7,208,850
Rohm & Haas Co.	180,182	7,178,451
McKesson Corp.	235,502	7,086,255
AON Corp.	253,778	7,082,944
Norfolk Southern Corp.	316,688	6,995,638
Quest Diagnostics Inc.	83,834	6,943,970
Marshall & Ilsley Corp.	183,234	6,928,078
Georgia-Pacific Corp.	205,285	6,916,052
Eaton Corp.	122,994	6,911,033
Lincoln National Corp.	144,015	6,814,790
Ameren Corp.	147,810	6,812,563
CIGNA Corp.	114,179	6,738,845
AmSouth Bancorp	285,659	6,715,843
Equity Residential	224,935	6,714,310
American Standard Companies Inc.[1]	58,811	6,689,751
Chiron Corp.[1]	151,740	6,678,077
Starwood Hotels & Resorts Worldwide Inc.	164,504	6,662,412
Albertson’s Inc.	298,358	6,608,630
PPL Corp.	144,408	6,585,005
Regions Financial Corp.	180,164	6,579,589
Mattel Inc.	350,544	6,464,031
National Semiconductor Corp.[1]	144,996	6,442,172
Edison International	263,609	6,403,063
Charter One Financial Inc.	180,828	6,394,078
Ambac Financial Group Inc.	86,460	6,379,019
SunGard Data Systems Inc.[1]	232,446	6,369,020
Dover Corp.	164,212	6,366,499
Altera Corp.[1]	307,709	6,292,649
Pepsi Bottling Group Inc.	211,452	6,290,697
Jefferson-Pilot Corp.	114,346	6,290,173
Kinder Morgan Inc.	99,703	6,283,283
Qwest Communications International Inc.[1]	1,428,847	6,158,331
Computer Sciences Corp.[1]	152,336	6,143,711
AutoZone Inc.[1]	71,062	6,109,200
Phelps Dodge Corp.[1]	74,773	6,105,963
Eastman Kodak Co.	233,114	6,100,593
Cintas Corp.	139,461	6,065,159
Synovus Financial Corp.	246,124	6,017,732
Network Appliance Inc.[1]	279,173	5,988,261
Ecolab Inc.	208,082	5,936,579
Textron Inc.	110,991	5,899,172
Cinergy Corp.	144,053	5,890,327
Sempra Energy	184,898	5,879,756
Xcel Energy Inc.	324,909	5,786,629
ITT Industries Inc.	74,987	5,723,758
Cincinnati Financial Corp.	130,602	5,674,657
Fiserv Inc.[1]	158,394	5,665,753
DTE Energy Co.	136,551	5,619,074
Pulte Homes Inc.	100,997	5,615,433
BJ Services Co.[1]	129,383	5,598,402
Avery Dennison Corp.	89,887	5,591,870
PeopleSoft Inc.[1]	296,400	5,480,436
Nabors Industries Ltd.[1]	119,430	5,463,923
T. Rowe Price Group Inc.	101,339	5,455,078

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
Freeport-McMoRan Copper & Gold Inc.	139,380	$5,448,364
Parker Hannifin Corp.	96,281	5,439,877
Avaya Inc.[1]	341,793	5,427,673
Constellation Energy Group Inc.	135,744	5,422,973
Centex Corp.	100,088	5,410,757
New York Times Co. Class A	120,690	5,334,498
Dollar General Corp.	274,862	5,277,350
CSX Corp.	173,936	5,268,521
Donnelley (R.R.) & Sons Co.	173,258	5,241,055
ProLogis	146,061	5,239,208
North Fork Bancorp Inc.	123,736	5,236,508
Rockwell Automation Inc.	150,851	5,230,004
Interpublic Group of Companies Inc.[1]	338,634	5,208,191
Newell Rubbermaid Inc.	223,666	5,189,051
MGIC Investment Corp.	80,138	5,147,264
Family Dollar Stores Inc.	139,954	5,031,346
AmerisourceBergen Corp.	91,531	5,004,915
Hilton Hotels Corp.	306,818	4,985,793
Harrah’s Entertainment Inc.	90,133	4,947,400
KeySpan Corp.	128,844	4,924,418
Torchmark Corp.	91,523	4,923,022
First Tennessee National Corp.	102,010	4,865,877
UST Inc.	134,638	4,860,432
SAFECO Corp.	112,312	4,848,509
Plum Creek Timber Co. Inc.	148,336	4,817,953
Jabil Circuit Inc.[1]	163,035	4,798,120
Amerada Hess Corp.	72,792	4,751,862
JDS Uniphase Corp.[1]	1,164,046	4,737,667
Knight Ridder Inc.	64,610	4,732,683
Office Depot Inc.[1]	251,087	4,725,457
Molex Inc.	155,282	4,719,020
Brown-Forman Corp. Class B	98,918	4,714,432
Express Scripts Inc.[1]	63,170	4,711,850
Siebel Systems Inc.[1]	404,222	4,652,595
Sanmina-SCI Corp.[1]	422,171	4,648,103
MedImmune Inc.[1]	200,458	4,626,571
Advanced Micro Devices Inc.[1]	284,519	4,617,743
Genuine Parts Co.	141,020	4,614,174
MeadWestvaco Corp.	162,874	4,607,705
Union Planters Corp.	153,806	4,591,109
Sherwin-Williams Co. (The)	119,156	4,579,165
Delphi Corp.	457,093	4,552,646
Rockwell Collins Inc.	143,608	4,539,449
Tiffany & Co.	118,847	4,536,390
NiSource Inc.	213,034	4,526,973
Health Management Associates Inc. Class A	195,030	4,526,646
IMS Health Inc.	194,446	4,522,814
Nordstrom Inc.	112,324	4,481,728
RadioShack Corp.	133,175	4,416,083
AES Corp. (The)[1]	507,106	4,325,614
Cooper Industries Ltd.	74,983	4,287,528
EOG Resources Inc.	93,099	4,272,313
Kerr-McGee Corp.	82,282	4,237,523
Tenet Healthcare Corp.[1]	378,703	4,226,325
Zions Bancorporation	73,317	4,193,732
R.J. Reynolds Tobacco Holdings Inc.	69,175	4,185,088
Noble Corp.[1]	108,278	4,160,041
Bard (C.R.) Inc.	42,204	4,120,799
Huntington Bancshares Inc.	185,277	4,111,297
VF Corp.	87,355	4,079,479
Waters Corp.[1]	99,074	4,046,182
Williams Companies Inc.	420,853	4,027,563
Scientific-Atlanta Inc.	124,139	4,014,655
Sunoco Inc.	63,075	3,934,619
Vulcan Materials Co.	82,822	3,929,076
Whirlpool Corp.	57,014	3,926,554
Novellus Systems Inc.[1]	123,189	3,916,178
Nucor Corp.	63,504	3,904,226
Unisys Corp.[1]	268,854	3,839,235
AutoNation Inc.[1]	223,831	3,816,319
Wendy’s International Inc.	93,278	3,795,482
Watson Pharmaceuticals Inc.[1]	88,355	3,780,710
Solectron Corp.[1]	681,594	3,769,215
Thermo Electron Corp.[1]	132,692	3,752,530
American Power Conversion Corp.	162,061	3,729,024
Teradyne Inc.[1]	156,236	3,723,104
McCormick & Co. Inc.	110,982	3,720,117
Jones Apparel Group Inc.	102,825	3,717,124
Leggett & Platt Inc.	156,581	3,712,536

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
El Paso Corp.	512,949	$3,647,067
BMC Software Inc.[1]	183,382	3,585,118
Black & Decker Corp.	62,903	3,581,697
Grainger (W.W.) Inc.	74,230	3,563,040
UNUMProvident Corp.	242,538	3,548,331
NVIDIA Corp.[1]	132,962	3,522,163
Allied Waste Industries Inc.[1]	262,330	3,491,612
Novell Inc.[1]	305,430	3,475,793
Sealed Air Corp.[1]	69,347	3,448,626
NCR Corp.[1]	77,171	3,400,154
United States Steel Corp.	90,500	3,372,935
SUPERVALU Inc.	109,363	3,339,946
Darden Restaurants Inc.	133,661	3,313,456
Robert Half International Inc.[1]	140,115	3,309,516
Mercury Interactive Corp.[1]	73,758	3,304,358
Applera Corp. – Applied Biosystems Group	166,706	3,297,445
King Pharmaceuticals Inc.[1]	195,500	3,292,220
Liz Claiborne Inc.	89,117	3,269,703
CenturyTel Inc.	117,513	3,230,432
Janus Capital Group Inc.	197,120	3,228,826
Dow Jones & Co. Inc.	66,638	3,192,627
Alberto-Culver Co.	72,373	3,175,004
Sigma-Aldrich Corp.	56,594	3,131,912
Ball Corp.	45,621	3,092,191
Providian Financial Corp.[1]	234,920	3,077,452
Hasbro Inc.	141,154	3,070,100
Brunswick Corp.	74,928	3,059,310
KB Home	37,837	3,057,230
Engelhard Corp.	102,187	3,054,369
Citizens Communications Co.[1]	230,028	2,976,562
Pinnacle West Capital Corp.	74,943	2,949,007
Tellabs Inc.[1]	340,902	2,941,984
Toys R Us Inc.[1]	172,987	2,906,182
Equifax Inc.	112,246	2,898,192
Citrix Systems Inc.[1]	134,026	2,897,642
LSI Logic Corp.[1]	308,408	2,880,531
Comverse Technology Inc.[1]	158,010	2,866,301
Autodesk Inc.	90,327	2,856,140
CenterPoint Energy Inc.	247,943	2,833,988
Stanley Works (The)	66,175	2,824,349
Pactiv Corp.[1]	126,799	2,821,278
Temple-Inland Inc.	44,507	2,819,073
Sabre Holdings Corp.	113,040	2,804,522
Federated Investors Inc. Class B	87,774	2,758,737
Eastman Chemical Co.	63,120	2,693,962
International Flavors & Fragrances Inc.	75,533	2,681,422
Goodrich (B.F.) Co.	95,145	2,670,720
Ashland Inc.	56,268	2,615,899
Fluor Corp.	67,305	2,604,030
Symbol Technologies Inc.	186,726	2,576,819
Bausch & Lomb Inc.	42,796	2,566,476
Manor Care Inc.	72,027	2,541,833
Navistar International Corp.[1]	55,327	2,536,743
QLogic Corp.[1]	76,392	2,521,700
Humana Inc.[1]	131,788	2,506,608
Boise Cascade Corp.	70,986	2,459,665
Dana Corp.	120,273	2,388,622
PMC-Sierra Inc.[1]	139,985	2,375,545
Monster Worldwide Inc.[1]	90,645	2,374,899
E*TRADE Financial Corp.[1]	176,899	2,361,602
Apartment Investment & Management Co. Class A	75,496	2,347,171
Compuware Corp.[1]	314,411	2,342,362
Pall Corp.	102,203	2,318,986
Bemis Co.	86,724	2,254,824
TECO Energy Inc.	153,970	2,252,581
Tektronix Inc.	68,628	2,244,822
Louisiana-Pacific Corp.	85,412	2,203,630
Andrew Corp.[1]	125,808	2,201,640
PerkinElmer Inc.	102,358	2,117,787
Coors (Adolf) Company Class B	29,748	2,065,999
Meredith Corp.	40,545	2,049,955
Ryder System Inc.	52,500	2,033,325
Cummins Inc.	34,626	2,023,890
Millipore Corp.[1]	39,235	2,015,894
Reebok International Ltd.	48,432	2,002,663
Maytag Corp.	63,364	2,000,401
Circuit City Stores Inc.	171,238	1,934,989
CIENA Corp.[1]	382,488	1,900,965
ADC Telecommunications Inc.[1]	646,889	1,875,978

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Shares	Value
Rowan Companies Inc.[1]	85,334	$1,799,694
Convergys Corp.[1]	115,990	1,763,048
Deluxe Corp.	41,301	1,656,170
Crane Co.	48,387	1,596,771
Calpine Corp.[1]	338,726	1,581,850
Gateway Inc.[1]	293,331	1,548,788
Snap-On Inc.	47,795	1,545,690
Applied Micro Circuits Corp.[1]	251,352	1,445,274
Allegheny Energy Inc.[1]	102,240	1,401,710
Big Lots Inc.[1]	94,560	1,371,120
Peoples Energy Corp.	30,235	1,349,993
Worthington Industries Inc.	69,488	1,332,085
Dillards Inc. Class A	68,918	1,320,469
Nicor Inc.	36,032	1,269,407
Goodyear Tire & Rubber Co. (The)[1]	144,129	1,230,862
Dynegy Inc. Class A1	309,132	1,224,163
American Greetings Corp. Class A1	53,056	1,208,085
Cooper Tire & Rubber Co.	59,828	1,205,534
CMS Energy Corp.[1]	133,256	1,192,641
Thomas & Betts Corp.	47,809	1,043,192
Visteon Corp.	106,675	1,020,880
Hercules Inc.[1]	88,780	1,019,194
Great Lakes Chemical Corp.	40,708	970,886
Parametric Technology Corp.[1]	212,289	959,546
Winn-Dixie Stores Inc.	114,469	869,964
Allegheny Technologies Inc.	65,903	797,426
Delta Air Lines Inc.	100,549	796,348
Power-One Inc.[1]	68,594	758,650

TOTAL COMMON STOCKS (Cost: $8,566,909,427)		8,479,494,302

SHORT-TERM INVESTMENTS – 6.40%

MONEY MARKET FUNDS – 2.61%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	161,144,010	161,144,010
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	47,668,130	47,668,130
BlackRock Temp Cash Money Market Fund[2]	2,231,244	2,231,244
Short-Term Investment Co. - Liquid Assets Money Market Portfolio[2]	11,111,278	$11,111,278

		222,154,662

Security	Shares or Principal	Value

FLOATING RATE NOTES – 1.24%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$2,166,733	2,166,690
1.05%, 09/15/04[2,4]	4,333,466	4,333,269
1.06%, 10/12/04[2,4]	2,166,733	2,166,619
1.14%, 08/23/04[2,4]	2,166,733	2,167,463
CC USA Inc.
1.05%, 04/19/04[2,4]	1,906,725	1,906,721
1.06%, 05/24/04[2,4]	4,333,466	4,333,404
1.09%, 07/15/04[2,4]	2,166,733	2,166,957
1.51%, 02/15/05[2,4]	2,816,753	2,820,672
Dorada Finance Inc.
1.04%, 07/01/04[2]	1,516,713	1,512,726
1.05%, 05/20/04[2,4]	4,333,466	4,333,380
1.24%, 08/09/04[2]	1,083,367	1,083,309
1.48%, 01/18/05[2,4]	3,250,100	3,249,971
Five Finance Inc.
1.06%, 04/15/04[2,4]	2,166,733	2,166,733
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	4,333,466	4,333,466
Holmes Financing PLC
1.05%, 04/15/04[2]	433,347	433,347
K2 USA LLC
1.05%, 08/16/04[2,4]	1,083,367	1,083,306
1.05%, 09/27/04[2,4]	4,680,144	4,679,801
1.06%, 04/13/04[2]	2,166,733	2,166,730
1.06%, 05/17/04[2]	2,166,733	2,166,720
1.46%, 01/12/05[2,4]	2,166,733	2,166,564
Links Finance LLC
1.05%, 06/28/04[2]	2,166,733	2,166,629
1.06%, 05/04/04[2]	2,166,733	2,166,724
1.06%, 07/20/04[2]	1,733,387	1,733,282
Nationwide Building Society
1.09%, 07/23/04[2,4]	3,250,100	3,250,100
1.11%, 12/28/04[2,4]	4,333,466	4,333,466
Northern Rock PLC
1.11%, 01/13/05[2,4]	4,116,793	4,116,793

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Principal	Value
Permanent Financing PLC
1.04%, 03/10/05[2]	$4,333,466	$4,333,466
1.05%, 12/10/04[2]	2,166,733	2,166,733
Sigma Finance Inc.
1.05%, 07/01/04[2]	2,166,733	2,166,599
1.06%, 07/20/04[2]	2,166,733	2,166,603
1.09%, 10/07/04[2]	4,333,466	4,333,019
1.24%, 08/06/04[2]	1,083,367	1,083,329
Tango Finance Corp.
1.05%, 01/18/05[2,4]	1,906,725	1,906,571
1.06%, 07/15/04[2,4]	1,300,040	1,299,916
1.07%, 02/25/05[2,4]	2,426,741	2,426,304
1.10%, 07/06/04[2,4]	1,300,040	1,300,005
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	2,166,733	2,166,535
1.32%, 02/04/05[2,4]	1,083,367	1,083,184
White Pine Finance LLC
1.04%, 08/26/04[2,4]	2,166,733	2,166,599
1.05%, 11/15/04[2,4]	2,600,080	2,600,080
1.06%, 04/20/04[2,4]	2,166,733	2,166,733
1.06%, 07/06/04[2,4]	2,600,080	2,600,014

		105,170,532

COMMERCIAL PAPER – 1.14%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	2,036,729	2,035,972
1.03%, 04/20/04[2]	2,166,733	2,165,555
1.03%, 04/23/04[2]	2,556,745	2,555,136
1.03%, 04/26/04[2]	2,166,733	2,165,183
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	1,755,054	1,753,347
Barton Capital Corp.
1.03%, 04/02/04[2]	2,258,126	2,258,061
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	1,300,040	1,299,230
1.03%, 05/21/04[2]	2,166,733	2,163,634
Corporate Asset Funding
1.05%, 05/21/04[2]	2,253,403	2,250,132
Corporate Receivables Corp.
1.03%, 04/07/04[2]	2,166,733	2,166,361
1.04%, 06/03/04[2]	4,333,466	4,325,579
Delaware Funding Corp.
1.03%, 04/02/04[2]	2,166,733	2,166,671
1.03%, 05/05/04[2]	3,253,697	3,250,531
1.03%, 05/21/04[2]	1,083,367	1,081,817
Edison Asset Securitization
1.07%, 09/21/04[2]	2,166,733	2,155,592
Eureka Securitization Inc.
1.03%, 05/25/04[2]	866,693	865,354
1.04%, 04/14/04[2]	2,600,080	2,599,103
Falcon Asset Securitization
1.03%, 04/15/04[2]	2,604,110	2,603,067
1.03%, 04/22/04[2]	2,556,745	2,555,209
1.03%, 04/30/04[2]	2,166,733	2,164,935
Galaxy Funding Inc.
1.05%, 05/17/04[2]	2,166,733	2,163,841
Gemini Securitization Corp.
1.03%, 04/20/04[2]	1,300,907	1,300,199
1.03%, 04/23/04[2]	2,504,180	2,502,604
1.03%, 04/30/04[2]	1,518,577	1,517,317
1.03%, 05/24/04[2]	1,083,367	1,081,724
1.04%, 04/19/04[2]	1,083,367	1,082,803
GIRO Funding US Corp.
1.05%, 05/19/04[2]	1,083,367	1,081,850
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	4,333,466	4,331,607
1.03%, 04/19/04[2]	5,850,180	5,847,167
1.03%, 04/28/04[2]	2,600,080	2,598,071
1.03%, 04/30/04[2]	3,691,030	3,687,967
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	1,518,273	1,517,966
1.05%, 04/05/04[2]	1,755,054	1,754,849
Polonius Inc.
1.04%, 05/21/04[2]	2,506,910	2,503,289
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	4,550,140	4,547,796
1.04%, 04/23/04[2]	4,983,486	4,980,319
1.04%, 05/20/04[2]	1,083,367	1,081,833
Receivables Capital Corp.
1.04%, 04/14/04[2]	1,906,725	1,906,009

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2004

Security	Principal	Value
Scaldis Capital LLC
1.05%, 06/30/04[2]	$1,551,381	$1,547,309
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	2,166,733	2,165,617
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	1,378,259	1,377,549
1.04%, 04/29/04[2]	1,951,793	1,950,214

		97,108,369
TIME DEPOSITS – 0.98%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	15,167,132	15,167,132
1.33%, 02/10/05[2]	2,166,733	2,166,453
1.39%, 02/02/05[2]	2,166,733	2,166,460
1.40%, 10/25/04[2]	4,333,466	4,333,098
Bank of New York
1.39%, 11/01/04[2]	4,333,466	4,333,212
Bank of Nova Scotia
1.24%, 10/07/04[2]	3,250,100	3,249,931
1.42%, 10/29/04[2]	3,250,100	3,250,241
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	3,250,100	3,249,847
1.38%, 11/22/04[2]	1,083,367	1,083,419
1.40%, 10/29/04[2]	4,333,466	4,333,404
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	6,500,200	6,500,200
Toronto-Dominion Bank
1.04%, 06/22/04[2]	1,083,367	1,083,367
1.22%, 03/23/05[2]	7,583,566	7,582,270
1.34%, 02/10/05[2]	1,733,387	1,733,162
1.41%, 11/01/04[2]	3,250,100	3,249,909
UBS Finance (Delaware)
1.06%, 04/01/04[2]	8,666,933	8,666,933
1.10%, 09/08/04[2]	4,333,466	4,312,281
1.11%, 12/17/04[2]	6,500,200	6,448,090

		82,909,409
REPURCHASE AGREEMENTS – 0.31%

Bank of America, NA
1.06%, 04/01/04[2]	8,666,933	8,666,933
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	17,333,865	17,333,865

		26,000,798
U.S. GOVERNMENT AGENCY NOTES – 0.12%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	3,250,100	3,245,843
1.28%, 08/19/04[2]	1,733,387	1,724,758
Federal National Mortgage Association 1.28%, 08/20/04[2]	5,633,506	5,605,263

		10,575,864

TOTAL SHORT-TERM INVESTMENTS (Cost: $543,919,634)		543,919,634

TOTAL INVESTMENTS IN SECURITIES – 106.26% (Cost: $9,110,829,061)		9,023,413,936

Other Assets, Less Liabilities – (6.26%)		(531,734,778)

NET ASSETS – 100.00%		$8,491,679,158

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.88%

General Electric Co.	2,929,248	$89,400,649
Microsoft Corp.	3,100,551	77,420,758
Pfizer Inc.	2,190,201	76,766,545
Wal-Mart Stores Inc.	1,243,101	74,200,699
Intel Corp.	1,862,476	50,659,347
Cisco Systems Inc.[1]	1,974,152	46,432,055
International Business Machines Corp.	488,147	44,831,420
Johnson & Johnson	852,496	43,238,597
Procter & Gamble Co.	371,235	38,935,127
Coca-Cola Co. (The)	702,397	35,330,569
Altria Group Inc.	587,908	32,011,591
Merck & Co. Inc.	638,944	28,234,935
PepsiCo Inc.	491,276	26,455,213
Dell Inc.[1]	735,498	24,727,443
United Parcel Service Inc. Class B	324,333	22,651,417
Lilly (Eli) & Co.	322,803	21,595,521
Amgen Inc.[1]	370,551	21,554,952
Fannie Mae	279,122	20,752,721
American Express Co.	369,504	19,158,782
Abbott Laboratories	449,164	18,460,640
3M Co.	225,109	18,429,674
Oracle Corp.[1]	1,501,711	18,035,549
Medtronic Inc.	348,230	16,627,983
QUALCOMM Inc.	231,288	15,362,149
Texas Instruments Inc.	497,672	14,541,976
Wyeth	382,597	14,366,517
Bristol-Myers Squibb Co.	557,636	13,511,520
eBay Inc.[1]	185,580	12,866,261
United Technologies Corp.	148,139	12,784,396
Lowe’s Companies Inc.	225,906	12,680,104
Du Pont (E.I.) de Nemours and Co.	286,664	12,102,954
Anheuser-Busch Companies Inc.	234,069	11,937,519
UnitedHealth Group Inc.	179,787	11,585,474
Gillette Co. (The)	289,298	11,311,552
Schlumberger Ltd.	169,107	10,797,482
Dow Chemical Co. (The)	267,654	10,781,103
First Data Corp.	254,981	10,749,999
Applied Materials Inc.[1]	482,955	10,325,578
Boston Scientific Corp.[1]	235,341	9,973,752
Boeing Co. (The)	242,035	9,940,377
Walgreen Co.	294,452	9,702,193
EMC Corp.[1]	694,549	9,452,812
Yahoo! Inc.[1]	190,994	9,280,398
Kimberly-Clark Corp.	143,943	9,082,803
Fifth Third Bancorp	162,133	8,977,304
Cardinal Health Inc.	124,911	8,606,368
Colgate-Palmolive Co.	152,857	8,422,421
Nextel Communications Inc. Class A1	315,556	7,803,700
Forest Laboratories Inc.[1]	105,599	7,563,000
Emerson Electric Co.	121,041	7,252,777
Sysco Corp.	185,024	7,225,187
Automatic Data Processing Inc.	169,296	7,110,432
Marsh & McLennan Companies Inc.	152,173	7,045,610
Nike Inc. Class B	75,615	5,888,140
Guidant Corp.	89,420	5,666,545
Gap Inc. (The)	257,078	5,635,150
SLM Corp.	129,373	5,414,260
Baxter International Inc.	175,138	5,410,013
Biogen Idec Inc.[1]	94,009	5,226,900
Analog Devices Inc.	107,409	5,156,706
Avon Products Inc.	67,551	5,125,094
Zimmer Holdings Inc.[1]	69,395	5,119,963
Stryker Corp.	57,245	5,067,900
Lucent Technologies Inc.[1]	1,224,156	5,031,281
Sara Lee Corp.	227,398	4,970,920
Best Buy Co. Inc.	93,205	4,820,563
Kohls Corp.[1]	97,570	4,715,558
Kellogg Co.	118,509	4,650,293
Harley-Davidson Inc.	86,939	4,637,326
Electronic Arts Inc.[1]	85,841	4,631,980
International Game Technology Inc.	99,694	4,482,242
Maxim Integrated Products Inc.	94,126	4,432,393
Omnicom Group Inc.	54,521	4,375,310
Apollo Group Inc. Class A1	50,541	4,352,086
Agilent Technologies Inc.[1]	136,447	4,315,819
Starbucks Corp.[1]	113,846	4,297,687
McGraw-Hill Companies Inc. (The)	54,921	4,181,685
Symantec Corp.[1]	89,446	4,141,350
Paychex Inc.	108,328	3,856,477

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Wrigley (William Jr.) Co.	64,522	$3,814,541
Heinz (H.J.) Co.	101,031	3,767,446
Xilinx Inc.[1]	99,087	3,765,306
Staples Inc.[1]	143,519	3,643,947
Bed Bath & Beyond Inc.[1]	85,538	3,572,067
St. Jude Medical Inc.[1]	49,504	3,569,238
TJX Companies Inc.	144,788	3,555,993
Praxair Inc.	93,303	3,463,407
Broadcom Corp. Class A1	86,892	3,403,560
Lexmark International Inc.[1]	36,957	3,400,044
Linear Technology Corp.	89,600	3,316,992
Veritas Software Corp.[1]	123,022	3,310,522
Campbell Soup Co.	117,944	3,216,333
Yum! Brands Inc.[1]	84,590	3,213,574
Allergan Inc.	37,620	3,166,099
Hershey Foods Corp.	37,435	3,101,490
Moody’s Corp.	42,693	3,022,664
Clorox Co.	60,295	2,949,028
Pitney Bowes Inc.	67,020	2,855,722
KLA-Tencor Corp.[1]	56,306	2,835,007
Biomet Inc.	73,396	2,815,471
Sprint Corp. (PCS Group)[1]	298,063	2,742,180
Adobe Systems Inc.	68,507	2,701,231
Block (H & R) Inc.	51,147	2,610,031
Intuit Inc.[1]	56,946	2,555,736
Chiron Corp.[1]	53,979	2,375,616
American Standard Companies Inc.[1]	20,720	2,356,900
National Semiconductor Corp.[1]	51,076	2,269,307
Altera Corp.[1]	108,653	2,221,954
Qwest Communications International Inc.[1]	506,646	2,183,644
AutoZone Inc.[1]	25,033	2,152,087
Cintas Corp.	49,192	2,139,360
Synovus Financial Corp.	86,949	2,125,903
Network Appliance Inc.[1]	98,991	2,123,357
Ecolab Inc.	73,784	2,105,058
Avery Dennison Corp.	31,740	1,974,545
T. Rowe Price Group Inc.	36,195	1,948,377
Avaya Inc.[1]	122,109	1,939,091
Freeport-McMoRan Copper & Gold Inc.	49,419	1,931,789
New York Times Co. Class A	42,972	1,899,362
Dollar General Corp.	96,983	1,862,074
North Fork Bancorp Inc.	43,676	1,848,368
Family Dollar Stores Inc.	49,372	1,774,923
UST Inc.	47,755	1,723,956
Knight Ridder Inc.	22,915	1,678,524
Brown-Forman Corp. Class B	34,853	1,661,094
Express Scripts Inc.[1]	22,243	1,659,105
Rockwell Collins Inc.	51,074	1,614,449
Delphi Corp.	161,448	1,608,022
Tiffany & Co.	42,009	1,603,484
IMS Health Inc.	68,774	1,599,683
RadioShack Corp.	47,354	1,570,259
AES Corp. (The)[1]	179,323	1,529,625
Bard (C.R.) Inc.	14,962	1,460,890
Waters Corp.[1]	35,066	1,432,095
Whirlpool Corp.	20,064	1,381,808
Unisys Corp.[1]	94,812	1,353,915
McCormick & Co. Inc.	39,381	1,320,051
Teradyne Inc.[1]	55,124	1,313,605
Black & Decker Corp.	22,439	1,277,677
Novell Inc.[1]	107,573	1,224,181
Sealed Air Corp.[1]	24,462	1,216,495
Robert Half International Inc.[1]	49,345	1,165,529
Mercury Interactive Corp.[1]	25,940	1,162,112
Dow Jones & Co. Inc.	23,524	1,127,035
Sigma-Aldrich Corp.	20,045	1,109,290
Ball Corp.	16,157	1,095,121
Equifax Inc.	40,208	1,038,171
Autodesk Inc.	32,476	1,026,891
Citrix Systems Inc.[1]	47,254	1,021,632
Federated Investors Inc. Class B	31,293	983,539
International Flavors & Fragrances Inc.	27,069	960,950
Navistar International Corp.[1]	19,682	902,420
QLogic Corp.[1]	27,183	897,311
Monster Worldwide Inc.[1]	32,274	845,579
PMC-Sierra Inc.[1]	49,409	838,471
Meredith Corp.	14,382	727,154
Millipore Corp.[1]	13,934	715,929
Maytag Corp.	22,430	708,115

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Deluxe Corp.	14,667	$588,147
Hercules Inc.[1]	32,366	371,562
Parametric Technology Corp.[1]	76,610	346,277

TOTAL COMMON STOCKS (Cost: $1,372,194,828)		1,468,119,043

SHORT-TERM INVESTMENTS – 7.58%

MONEY MARKET FUNDS – 2.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	31,092,821	31,092,821
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	10,016,002	10,016,002
BlackRock Temp Cash Money Market Fund[2]	468,828	468,828
Short-Term Investment Co. - Liquid Assets Money Market Portfolio[2]	2,334,696	2,334,696

		43,912,347
FLOATING RATE NOTES – 1.50%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$455,273	455,264
1.05%, 09/15/04[2,4]	910,546	910,504
1.06%, 10/12/04[2,4]	455,273	455,249
1.14%, 08/23/04[2,4]	455,273	455,427
CC USA Inc.
1.05%, 04/19/04[2,4]	400,640	400,640
1.06%, 05/24/04[2,4]	910,546	910,533
1.09%, 07/15/04[2,4]	455,273	455,320
1.51%, 02/15/05[2,4]	591,855	592,678
Dorada Finance Inc.
1.04%, 07/01/04[2]	318,691	317,853
1.05%, 05/20/04[2,4]	910,546	910,527
1.24%, 08/09/04[2]	227,636	227,624
1.48%, 01/18/05[2,4]	682,909	682,883
Five Finance Inc.
1.06%, 04/15/04[2,4]	455,273	455,273
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	910,546	910,546

Security	Principal	Value
Holmes Financing PLC
1.05%, 04/15/04[2]	$91,055	$91,055
K2 USA LLC
1.05%, 08/16/04[2,4]	227,636	227,624
1.05%, 09/27/04[2,4]	983,389	983,317
1.06%, 04/13/04[2]	455,273	455,272
1.06%, 05/17/04[2]	455,273	455,270
1.46%, 01/12/05[2,4]	455,273	455,237
Links Finance LLC
1.05%, 06/28/04[2]	455,273	455,251
1.06%, 05/04/04[2]	455,273	455,271
1.06%, 07/20/04[2]	364,218	364,197
Nationwide Building Society
1.09%, 07/23/04[2,4]	682,909	682,909
1.11%, 12/28/04[2,4]	910,546	910,546
Northern Rock PLC
1.11%, 01/13/05[2,4]	865,018	865,018
Permanent Financing PLC
1.04%, 03/10/05[2]	910,546	910,546
1.05%, 12/10/04[2]	455,273	455,273
Sigma Finance Inc.
1.05%, 07/01/04[2]	455,273	455,245
1.06%, 07/20/04[2]	455,273	455,245
1.09%, 10/07/04[2]	910,546	910,452
1.24%, 08/06/04[2]	227,636	227,628
Tango Finance Corp.
1.05%, 01/18/05[2,4]	400,640	400,608
1.06%, 07/15/04[2,4]	273,164	273,138
1.07%, 02/25/05[2,4]	509,906	509,814
1.10%, 07/06/04[2,4]	273,164	273,156
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	455,273	455,231
1.32%, 02/04/05[2,4]	227,636	227,598
White Pine Finance LLC
1.04%, 08/26/04[2,4]	455,273	455,245
1.05%, 11/15/04[2,4]	546,327	546,327
1.06%, 04/20/04[2,4]	455,273	455,273
1.06%, 07/06/04[2,4]	546,327	546,314

		22,098,381

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
COMMERCIAL PAPER – 1.39%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	$427,956	$427,797
1.03%, 04/20/04[2]	455,273	455,025
1.03%, 04/23/04[2]	537,222	536,884
1.03%, 04/26/04[2]	455,273	454,947
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	368,771	368,412
Barton Capital Corp.
1.03%, 04/02/04[2]	474,476	474,463
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	273,164	272,993
1.03%, 05/21/04[2]	455,273	454,622
Corporate Asset Funding
1.05%, 05/21/04[2]	473,484	472,797
Corporate Receivables Corp.
1.03%, 04/07/04[2]	455,273	455,195
1.04%, 06/03/04[2]	910,546	908,888
Delaware Funding Corp.
1.03%, 04/02/04[2]	455,273	455,260
1.03%, 05/05/04[2]	683,665	683,000
1.03%, 05/21/04[2]	227,636	227,311
Edison Asset Securitization
1.07%, 09/21/04[2]	455,273	452,932
Eureka Securitization Inc.
1.03%, 05/25/04[2]	182,109	181,828
1.04%, 04/14/04[2]	546,327	546,123
Falcon Asset Securitization
1.03%, 04/15/04[2]	547,174	546,955
1.03%, 04/22/04[2]	537,222	536,899
1.03%, 04/30/04[2]	455,273	454,895
Galaxy Funding Inc.
1.05%, 05/17/04[2]	455,273	454,665
Gemini Securitization Corp.
1.03%, 04/20/04[2]	273,346	273,198
1.03%, 04/23/04[2]	526,177	525,846
1.03%, 04/30/04[2]	319,083	318,818
1.03%, 05/24/04[2]	227,636	227,291
1.04%, 04/19/04[2]	227,636	227,518
GIRO Funding US Corp.
1.05%, 05/19/04[2]	227,636	227,318
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	910,546	910,155
1.03%, 04/19/04[2]	1,229,237	1,228,604
1.03%, 04/28/04[2]	546,327	545,905
1.03%, 04/30/04[2]	775,557	774,914
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	319,019	318,954
1.05%, 04/05/04[2]	368,771	368,728
Polonius Inc.
1.04%, 05/21/04[2]	526,751	525,990
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	956,073	955,581
1.04%, 04/23/04[2]	1,047,127	1,046,462
1.04%, 05/20/04[2]	227,636	227,314
Receivables Capital Corp.
1.04%, 04/14/04[2]	400,640	400,490
Scaldis Capital LLC
1.05%, 06/30/04[2]	325,975	325,120
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	455,273	455,038
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	289,599	289,450
1.04%, 04/29/04[2]	410,110	409,778

		20,404,363
TIME DEPOSITS – 1.18%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	3,186,910	3,186,910
1.33%, 02/10/05[2]	455,273	455,214
1.39%, 02/02/05[2]	455,273	455,215
1.40%, 10/25/04[2]	910,546	910,468
Bank of New York
1.39%, 11/01/04[2]	910,546	910,492
Bank of Nova Scotia
1.24%, 10/07/04[2]	682,909	682,874
1.42%, 10/29/04[2]	682,909	682,939

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	$682,909	$682,856
1.38%, 11/22/04[2]	227,636	227,648
1.40%, 10/29/04[2]	910,546	910,532
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,365,818	1,365,818
Toronto-Dominion Bank
1.04%, 06/22/04[2]	227,636	227,637
1.22%, 03/23/05[2]	1,593,455	1,593,183
1.34%, 02/10/05[2]	364,218	364,171
1.41%, 11/01/04[2]	682,909	682,869
UBS Finance (Delaware)
1.06%, 04/01/04[2]	1,821,091	1,821,091
1.10%, 09/08/04[2]	910,546	906,094
1.11%, 12/17/04[2]	1,365,818	1,354,869

		17,420,880
REPURCHASE AGREEMENTS – 0.37%

Bank of America, NA
1.06%, 04/01/04[2]	1,821,091	1,821,091
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	3,642,183	3,642,183

		5,463,274
U.S. GOVERNMENT AGENCY NOTES – 0.15%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	682,909	682,015
1.28%, 08/19/04[2]	364,218	362,405
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,183,709	1,177,766

		2,222,186

TOTAL SHORT-TERM INVESTMENTS (Cost: $111,521,431)		111,521,431

TOTAL INVESTMENTS IN SECURITIES – 107.46% (Cost: $1,483,716,259)		1,579,640,474

Other Assets, Less Liabilities – (7.46%)		(109,719,236)

NET ASSETS – 100.00%		$1,469,921,238

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

Exxon Mobil Corp.	2,324,714	$96,684,855
Citigroup Inc.	1,826,026	94,405,544
American International Group Inc.	924,894	65,991,187
Bank of America Corp.	513,673	41,597,240
Verizon Communications Inc.	978,975	35,771,747
Wells Fargo & Company	599,827	33,992,196
ChevronTexaco Corp.	379,222	33,288,107
JP Morgan Chase & Co.	729,619	30,607,517
Home Depot Inc.	806,562	30,133,156
SBC Communications Inc.	1,172,562	28,774,671
Time Warner Inc.[1]	1,613,981	27,211,720
Hewlett-Packard Co.	1,081,460	24,700,546
Viacom Inc. Class B	620,098	24,314,043
Comcast Corp. Class A1	797,941	22,932,824
Morgan Stanley	388,861	22,281,735
Wachovia Corp.	466,111	21,907,217
Bank One Corp.	396,883	21,638,061
Merrill Lynch & Co. Inc.	343,961	20,486,317
Tyco International Ltd.	708,948	20,311,360
U.S. Bancorp	680,583	18,818,120
Walt Disney Co. (The)	725,848	18,138,942
BellSouth Corp.	649,250	17,977,733
Goldman Sachs Group Inc. (The)	171,328	17,878,077
FleetBoston Financial Corp.	379,255	17,028,550
ConocoPhillips	242,532	16,931,159
Motorola Inc.	829,715	14,602,984
Target Corp.	323,095	14,552,199
Freddie Mac	244,049	14,413,534
Washington Mutual Inc.	318,796	13,615,777
AT&T Wireless Services Inc.[1]	965,723	13,143,490
McDonald’s Corp.	447,260	12,778,218
MBNA Corp.	452,901	12,513,655
Allstate Corp. (The)	249,396	11,337,542
Alcoa Inc.	308,492	10,701,587
Honeywell International Inc.	304,413	10,304,380
Carnival Corp.	223,312	10,028,942
Caterpillar Inc.	123,083	9,732,173
MetLife Inc.	269,449	9,613,940
General Motors Corp.	199,206	9,382,603
Clear Channel Communications Inc.	218,197	9,240,643
Ford Motor Company	649,147	8,808,925
Cendant Corp.	357,170	8,711,376
Illinois Tool Works Inc.	109,215	8,653,104
Bank of New York Co. Inc. (The)	274,293	8,640,230
Prudential Financial Inc.	191,583	8,579,087
Gannett Co. Inc.	96,079	8,468,403
Schering-Plough Corp.	521,472	8,458,276
Lehman Brothers Holdings Inc.	98,274	8,143,966
Exelon Corp.	116,698	8,036,991
FedEx Corp.	105,762	7,949,072
Southern Company	259,529	7,915,635
National City Corp.	214,794	7,642,371
Dominion Resources Inc.	114,987	7,393,664
AFLAC Inc.	181,770	7,296,248
Lockheed Martin Corp.	159,811	7,293,774
Duke Energy Corp.	321,669	7,269,719
International Paper Co.	170,298	7,196,793
Newmont Mining Corp.	153,143	7,141,058
HCA Inc.	175,628	7,134,009
SunTrust Banks Inc.	100,016	6,972,115
BB&T Corp.	193,740	6,839,022
Progressive Corp. (The)	76,894	6,735,914
Hartford Financial Services Group Inc.	103,263	6,577,853
Northrop Grumman Corp.	66,148	6,510,286
Occidental Petroleum Corp.	137,571	6,335,145
General Dynamics Corp.	70,249	6,275,343
Countrywide Financial Corp.	65,258	6,258,242
WellPoint Health Networks Inc.[1]	54,971	6,251,302
General Mills Inc.	132,853	6,201,578
State Street Corp.	118,873	6,196,849
Capital One Financial Corp.	81,845	6,173,568
Waste Management Inc.	204,460	6,170,603
Travelers Property Casualty Corp. Class B	356,142	6,150,572
Costco Wholesale Corp.[1]	162,357	6,098,129
Golden West Financial Corp.	53,847	6,028,172
Deere & Co.	86,303	5,981,661
Sprint Corp. (FON Group)	320,382	5,904,640

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Tribune Co.	117,020	$5,902,489
Schwab (Charles) Corp. (The)	480,803	5,582,123
Computer Associates International Inc.	206,262	5,540,197
Alltel Corp.	110,604	5,518,034
AT&T Corp.	281,243	5,503,925
Union Pacific Corp.	91,739	5,487,827
PNC Financial Services Group	98,268	5,446,013
Corning Inc.[1]	477,712	5,340,820
Caremark Rx Inc.[1]	158,272	5,262,544
ConAgra Foods Inc.	190,287	5,126,332
Weyerhaeuser Co.	77,905	5,102,778
Danaher Corp.	54,544	5,092,773
CVS Corp.	140,488	4,959,226
Apache Corp.	114,855	4,958,290
Franklin Resources Inc.	88,394	4,921,778
Masco Corp.	160,356	4,881,237
Aetna Inc.	54,339	4,875,295
Sun Microsystems Inc.[1]	1,164,907	4,846,013
Entergy Corp.	81,090	4,824,855
Devon Energy Corp.	82,419	4,792,665
Mellon Financial Corp.	152,477	4,771,005
Halliburton Co.	155,249	4,718,017
Chubb Corp.	66,549	4,627,817
Anadarko Petroleum Corp.	89,188	4,625,290
Raytheon Co.	147,512	4,623,026
American Electric Power Co. Inc.	139,992	4,608,537
FirstEnergy Corp.	116,895	4,568,257
KeyCorp	148,545	4,499,428
Hancock (John) Financial Services Inc.	102,531	4,479,579
Burlington Resources Inc.	70,110	4,461,099
Anthem Inc.[1]	49,006	4,441,904
Kroger Co.	264,037	4,393,576
FPL Group Inc.	65,337	4,367,778
Becton, Dickinson & Co.	89,558	4,341,772
Baker Hughes Inc.	118,667	4,328,972
PG&E Corp.[1]	148,484	4,301,581
ACE Ltd.	98,903	4,219,202
Ingersoll-Rand Co. Class A	62,152	4,204,583
Burlington Northern Santa Fe Corp.	131,833	4,152,740
Xerox Corp.[1]	282,698	4,118,910
Equity Office Properties Trust	141,674	4,092,962
Progress Energy Inc.	86,849	4,088,851
Marathon Oil Corp.	120,624	4,061,410
Principal Financial Group Inc.	113,681	4,050,454
Air Products & Chemicals Inc.	80,540	4,036,665
Southwest Airlines Co.	279,747	3,975,205
Simon Property Group Inc.	67,969	3,972,108
Fortune Brands Inc.	51,694	3,961,311
Johnson Controls Inc.	66,819	3,952,344
Public Service Enterprise Group Inc.	83,698	3,932,132
Coca-Cola Enterprises Inc.	162,637	3,930,936
SouthTrust Corp.	117,355	3,891,492
Loews Corp.	65,885	3,891,168
Archer-Daniels-Midland Co.	229,636	3,873,959
M&T Bank Corp.	42,361	3,806,136
Univision Communications Inc. Class A1	114,288	3,772,647
Genzyme Corp.[1]	79,431	3,736,434
XL Capital Ltd. Class A	48,762	3,707,862
Northern Trust Corp.	78,087	3,638,073
Micron Technology Inc.[1]	215,931	3,608,207
Apple Computer Inc.[1]	131,021	3,544,118
PPG Industries Inc.	60,678	3,537,527
May Department Stores Co. (The)	102,263	3,536,255
Consolidated Edison Inc.	80,088	3,531,881
PACCAR Inc.	62,159	3,495,822
Marriott International Inc. Class A	81,706	3,476,590
Federated Department Stores Inc.	64,064	3,462,659
Monsanto Co.	94,094	3,450,427
Unocal Corp.	91,762	3,420,887
Sears, Roebuck and Co.	79,174	3,401,315
Comerica Inc.	62,140	3,375,445
Penney (J.C.) Co. Inc. (Holding Co.)	96,749	3,364,930
Limited Brands Inc.	165,256	3,305,120
Electronic Data Systems Corp.	170,221	3,293,776
TXU Corp.	114,773	3,289,394
Medco Health Solutions Inc.[1]	95,784	3,256,656

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
St. Paul Companies Inc.	80,793	$3,232,528
Safeway Inc.[1]	156,731	3,225,524
Bear Stearns Companies Inc. (The)	36,748	3,222,065
MBIA Inc.	51,073	3,202,277
Transocean Inc.[1]	113,354	3,161,443
Rohm & Haas Co.	78,900	3,143,376
McKesson Corp.	103,130	3,103,182
AON Corp.	111,126	3,101,527
Norfolk Southern Corp.	138,548	3,060,525
Quest Diagnostics Inc.	36,712	3,040,855
Marshall & Ilsley Corp.	80,237	3,033,761
Georgia-Pacific Corp.	89,895	3,028,563
Eaton Corp.	53,860	3,026,393
Lincoln National Corp.	63,067	2,984,330
Ameren Corp.	64,464	2,971,146
CIGNA Corp.	50,043	2,953,538
Equity Residential	98,700	2,946,195
Starwood Hotels & Resorts Worldwide Inc.	72,338	2,929,689
AmSouth Bancorp	124,399	2,924,620
Albertson’s Inc.	130,015	2,879,832
Regions Financial Corp.	78,721	2,874,891
PPL Corp.	62,833	2,865,185
Mattel Inc.	152,321	2,808,799
Edison International	115,444	2,804,135
Dover Corp.	72,120	2,796,092
Ambac Financial Group Inc.	37,862	2,793,458
Charter One Financial Inc.	78,884	2,789,338
SunGard Data Systems Inc.[1]	101,797	2,789,238
Kinder Morgan Inc.	43,664	2,751,705
Jefferson-Pilot Corp.	49,979	2,749,345
Pepsi Bottling Group Inc.	92,167	2,741,968
Phelps Dodge Corp.[1]	32,987	2,693,718
Computer Sciences Corp.[1]	66,463	2,680,453
Eastman Kodak Co.	101,538	2,657,249
Textron Inc.	48,992	2,603,925
Cinergy Corp.	63,093	2,579,873
Sempra Energy	80,621	2,563,748
Xcel Energy Inc.	141,310	2,516,731
ITT Industries Inc.	32,692	2,495,380
Pulte Homes Inc.	44,598	2,479,649
Fiserv Inc.[1]	69,118	2,472,351
Cincinnati Financial Corp.	56,840	2,469,698
DTE Energy Co.	59,974	2,467,930
BJ Services Co.[1]	56,459	2,442,981
PeopleSoft Inc.[1]	129,116	2,387,355
Nabors Industries Ltd.[1]	51,934	2,375,981
Parker Hannifin Corp.	42,010	2,373,565
Centex Corp.	43,841	2,370,044
Constellation Energy Group Inc.	59,264	2,367,597
Rockwell Automation Inc.	66,480	2,304,862
ProLogis	64,084	2,298,693
Donnelley (R.R.) & Sons Co.	75,981	2,298,425
CSX Corp.	75,825	2,296,739
Interpublic Group of Companies Inc.[1]	146,970	2,260,399
Newell Rubbermaid Inc.	97,333	2,258,126
MGIC Investment Corp.	34,878	2,240,214
Hilton Hotels Corp.	134,408	2,184,130
AmerisourceBergen Corp.	39,899	2,181,677
Harrah’s Entertainment Inc.	39,558	2,171,339
Torchmark Corp.	40,095	2,156,710
KeySpan Corp.	56,350	2,153,697
First Tennessee National Corp.	44,463	2,120,885
SAFECO Corp.	49,089	2,119,172
Plum Creek Timber Co. Inc.	64,891	2,107,660
Jabil Circuit Inc.[1]	70,852	2,085,174
Amerada Hess Corp.	31,839	2,078,450
Office Depot Inc.[1]	110,086	2,071,819
JDS Uniphase Corp.[1]	508,736	2,070,556
Molex Inc.	67,451	2,049,836
Sanmina-SCI Corp.[1]	184,401	2,030,255
MedImmune Inc.[1]	87,693	2,023,954
Siebel Systems Inc.[1]	175,668	2,021,939
MeadWestvaco Corp.	71,434	2,020,868
Genuine Parts Co.	61,630	2,016,534
Advanced Micro Devices Inc.[1]	123,489	2,004,226
Health Management Associates Inc. Class A	86,299	2,003,000
Union Planters Corp.	66,798	1,993,920
Sherwin-Williams Co. (The)	51,640	1,984,525
NiSource Inc.	92,979	1,975,804

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Nordstrom Inc.	48,685	$1,942,532
EOG Resources Inc.	40,766	1,870,752
Cooper Industries Ltd.	32,621	1,865,269
Kerr-McGee Corp.	35,722	1,839,683
Tenet Healthcare Corp.[1]	164,633	1,837,304
Noble Corp.[1]	47,746	1,834,401
R.J. Reynolds Tobacco Holdings Inc.	30,120	1,822,260
Zions Bancorporation	31,831	1,820,733
Huntington Bancshares Inc.	81,250	1,802,938
VF Corp.	38,278	1,787,583
Williams Companies Inc.	183,548	1,756,554
Scientific-Atlanta Inc.	54,083	1,749,044
Novellus Systems Inc.[1]	54,366	1,728,295
Sunoco Inc.	27,482	1,714,327
Nucor Corp.	27,870	1,713,448
Vulcan Materials Co.	36,105	1,712,821
AutoNation Inc.[1]	98,011	1,671,088
Thermo Electron Corp.[1]	58,790	1,662,581
Solectron Corp.[1]	297,910	1,647,442
Wendy’s International Inc.	40,356	1,642,086
Watson Pharmaceuticals Inc.[1]	38,238	1,636,204
American Power Conversion Corp.	70,730	1,627,497
Jones Apparel Group Inc.	44,747	1,617,604
El Paso Corp.	227,434	1,617,056
Leggett & Platt Inc.	67,982	1,611,853
BMC Software Inc.[1]	79,739	1,558,897
Grainger (W.W.) Inc.	32,320	1,551,360
UNUMProvident Corp.	105,157	1,538,447
NVIDIA Corp.[1]	57,840	1,532,182
Allied Waste Industries Inc.[1]	114,080	1,518,405
United States Steel Corp.	40,145	1,496,204
NCR Corp.[1]	33,478	1,475,041
Darden Restaurants Inc.	58,731	1,455,941
SUPERVALU Inc.	47,596	1,453,582
King Pharmaceuticals Inc.[1]	85,874	1,446,118
Applera Corp. - Applied Biosystems Group	73,079	1,445,503
Liz Claiborne Inc.	38,647	1,417,958
CenturyTel Inc.	51,373	1,412,244
Janus Capital Group Inc.	85,817	1,405,682
Alberto-Culver Co.	31,934	1,400,945
Brunswick Corp.	33,201	1,355,597
Providian Financial Corp.[1]	103,406	1,354,619
Hasbro Inc.	61,789	1,343,911
KB Home	16,612	1,342,250
Engelhard Corp.	44,697	1,335,993
Citizens Communications Co.[1]	100,723	1,303,356
Toys R Us Inc.[1]	75,712	1,271,962
Pinnacle West Capital Corp.	32,320	1,271,792
Tellabs Inc.[1]	147,087	1,269,361
LSI Logic Corp.[1]	134,229	1,253,699
Comverse Technology Inc.[1]	68,706	1,246,327
Pactiv Corp.[1]	55,679	1,238,858
CenterPoint Energy Inc.	108,375	1,238,726
Sabre Holdings Corp.	49,478	1,227,549
Stanley Works (The)	28,700	1,224,916
Temple-Inland Inc.	19,259	1,219,865
Eastman Chemical Co.	27,449	1,171,523
Goodrich (B.F.) Co.	41,640	1,168,835
Ashland Inc.	24,587	1,143,050
Symbol Technologies Inc.	82,512	1,138,666
Fluor Corp.	29,259	1,132,031
Manor Care Inc.	31,635	1,116,399
Bausch & Lomb Inc.	18,563	1,113,223
Humana Inc.[1]	57,710	1,097,644
Boise Cascade Corp.	30,784	1,066,666
Dana Corp.	53,063	1,053,831
Apartment Investment & Management Co. Class A	33,121	1,029,732
E*TRADE Financial Corp.[1]	76,839	1,025,801
Pall Corp.	44,720	1,014,697
Compuware Corp.[1]	136,035	1,013,461
Tektronix Inc.	30,171	986,893
TECO Energy Inc.	66,688	975,645
Louisiana-Pacific Corp.	37,804	975,343
Bemis Co.	37,491	974,766
Andrew Corp.[1]	55,659	974,032
PerkinElmer Inc.	44,898	928,940
Coors (Adolf) Company Class B	12,883	894,724
Ryder System Inc.	23,074	893,656

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Cummins Inc.	15,135	$884,641
Reebok International Ltd.	20,788	859,584
CIENA Corp.[1]	169,765	843,732
ADC Telecommunications Inc.[1]	288,820	837,578
Circuit City Stores Inc.	74,088	837,194
Convergys Corp.[1]	51,290	779,608
Rowan Companies Inc.[1]	36,844	777,040
Gateway Inc.[1]	131,927	696,575
Crane Co.	21,021	693,693
Calpine Corp.[1]	147,372	688,227
Snap-On Inc.	20,694	669,244
Applied Micro Circuits Corp.[1]	110,372	634,639
Allegheny Energy Inc.[1]	44,900	615,579
Big Lots Inc.[1]	41,206	597,487
Worthington Industries Inc.	31,044	595,113
Peoples Energy Corp.	13,257	591,925
Dillards Inc. Class A	29,899	572,865
American Greetings Corp. Class A1	23,940	545,114
Nicor Inc.	15,468	544,938
Goodyear Tire & Rubber Co. (The)[1]	62,742	535,817
Cooper Tire & Rubber Co.	26,579	535,567
Dynegy Inc. Class A1	134,398	532,216
CMS Energy Corp.[1]	57,532	514,911
Thomas & Betts Corp.	21,114	460,707
Visteon Corp.	45,949	439,732
Great Lakes Chemical Corp.	18,031	430,039
Winn-Dixie Stores Inc.	50,111	380,844
Allegheny Technologies Inc.	28,456	344,318
Delta Air Lines Inc.	43,388	343,633
Power-One Inc.[1]	29,260	323,616

TOTAL COMMON STOCKS (Cost: $1,785,600,564)		1,897,351,149

SHORT-TERM INVESTMENTS – 6.73%

MONEY MARKET FUNDS – 2.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	38,218,463	38,218,463

Security	Shares or Principal	Value
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	11,151,346	$11,151,346
BlackRock Temp Cash Money Market Fund[2]	521,971	521,971
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	2,599,341	2,599,341

		52,491,121
FLOATING RATE NOTES – 1.30%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$506,879	506,869
1.05%, 09/15/04[2,4]	1,013,759	1,013,712
1.06%, 10/12/04[2],[4]	506,879	506,853
1.14%, 08/23/04[2],[4]	506,879	507,050
CC USA Inc.
1.05%, 04/19/04[2],[4]	446,054	446,053
1.06%, 05/24/04[2],[4]	1,013,759	1,013,745
1.09%, 07/15/04[2],[4]	506,879	506,932
1.51%, 02/15/05[2],[4]	658,943	659,860
Dorada Finance Inc.
1.04%, 07/01/04[2]	354,816	353,883
1.05%, 05/20/04[2],[4]	1,013,759	1,013,738
1.24%, 08/09/04[2]	253,440	253,427
1.48%, 01/18/05[2],[4]	760,319	760,289
Five Finance Inc.
1.06%, 04/15/04[2],[4]	506,879	506,879
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,013,759	1,013,759
Holmes Financing PLC
1.05%, 04/15/04[2]	101,376	101,376
K2 USA LLC
1.05%, 08/16/04[2],[4]	253,440	253,425
1.05%, 09/27/04[2],[4]	1,094,859	1,094,780
1.06%, 04/13/04[2]	506,879	506,879
1.06%, 05/17/04[2]	506,879	506,876
1.46%, 01/12/05[2],[4]	506,879	506,840
Links Finance LLC
1.05%, 06/28/04[2]	506,879	506,855
1.06%, 05/04/04[2]	506,879	506,877
1.06%, 07/20/04[2]	405,503	405,479

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Nationwide Building Society
1.09%, 07/23/04[2],[4]	$760,319	$760,319
1.11%, 12/28/04[2],[4]	1,013,759	1,013,759
Northern Rock PLC
1.11%, 01/13/05[2],[4]	963,071	963,071
Permanent Financing PLC
1.04%, 03/10/05[2]	1,013,759	1,013,759
1.05%, 12/10/04[2]	506,879	506,879
Sigma Finance Inc.
1.05%, 07/01/04[2]	506,879	506,848
1.06%, 07/20/04[2]	506,879	506,849
1.09%, 10/07/04[2]	1,013,759	1,013,655
1.24%, 08/06/04[2]	253,440	253,431
Tango Finance Corp.
1.05%, 01/18/05[2],[4]	446,054	446,018
1.06%, 07/15/04[2],[4]	304,128	304,099
1.07%, 02/25/05[2],[4]	567,705	567,603
1.10%, 07/06/04[2],[4]	304,128	304,119
WhistleJacket Capital LLC
1.05%, 09/15/04[2],[4]	506,879	506,833
1.32%, 02/04/05[2],[4]	253,440	253,397
White Pine Finance LLC
1.04%, 08/26/04[2],[4]	506,879	506,848
1.05%, 11/15/04[2],[4]	608,255	608,255
1.06%, 04/20/04[2],[4]	506,879	506,879
1.06%, 07/06/04[2],[4]	608,255	608,240

		24,603,297
COMMERCIAL PAPER – 1.20%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	476,467	476,289
1.03%, 04/20/04[2]	506,879	506,604
1.03%, 04/23/04[2]	598,118	597,741
1.03%, 04/26/04[2]	506,879	506,517
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	410,572	410,173
Barton Capital Corp.
1.03%, 04/02/04[2]	528,260	528,244
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	304,128	303,938
1.03%, 05/21/04[2]	506,879	506,154
Corporate Asset Funding
1.05%, 05/21/04[2]	527,155	526,389
Corporate Receivables Corp.
1.03%, 04/07/04[2]	506,879	506,792
1.04%, 06/03/04[2]	1,013,759	1,011,914
Delaware Funding Corp.
1.03%, 04/02/04[2]	506,879	506,865
1.03%, 05/05/04[2]	761,160	760,420
1.03%, 05/21/04[2]	253,440	253,077
Edison Asset Securitization
1.07%, 09/21/04[2]	506,879	504,274
Eureka Securitization Inc.
1.03%, 05/25/04[2]	202,752	202,438
1.04%, 04/14/04[2]	608,255	608,027
Falcon Asset Securitization
1.03%, 04/15/04[2]	609,198	608,955
1.03%, 04/22/04[2]	598,118	597,758
1.03%, 04/30/04[2]	506,879	506,459
Galaxy Funding Inc.
1.05%, 05/17/04[2]	506,879	506,203
Gemini Securitization Corp.
1.03%, 04/20/04[2]	304,330	304,165
1.03%, 04/23/04[2]	585,821	585,453
1.03%, 04/30/04[2]	355,251	354,957
1.03%, 05/24/04[2]	253,440	253,055
1.04%, 04/19/04[2]	253,440	253,308
GIRO Funding US Corp.
1.05%, 05/19/04[2]	253,440	253,085
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,013,759	1,013,324
1.03%, 04/19/04[2]	1,368,574	1,367,870
1.03%, 04/28/04[2]	608,255	607,785
1.03%, 04/30/04[2]	863,469	862,753
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	355,181	355,109
1.05%, 04/05/04[2]	410,572	410,524
Polonius Inc.
1.04%, 05/21/04[2]	586,459	585,613

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	$1,064,447	$1,063,898
1.04%, 04/23/04[2]	1,165,823	1,165,082
1.04%, 05/20/04[2]	253,440	253,081
Receivables Capital Corp.
1.04%, 04/14/04[2]	446,054	445,886
Scaldis Capital LLC
1.05%, 06/30/04[2]	362,926	361,973
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	506,879	506,618
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	322,426	322,260
1.04%, 04/29/04[2]	456,597	456,228

		22,717,258
TIME DEPOSITS – 1.02%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	3,548,155	3,548,155
1.33%, 02/10/05[2]	506,879	506,814
1.39%, 02/02/05[2]	506,879	506,815
1.40%, 10/25/04[2]	1,013,759	1,013,673
Bank of New York
1.39%, 11/01/04[2]	1,013,759	1,013,700
Bank of Nova Scotia
1.24%, 10/07/04[2]	760,319	760,280
1.42%, 10/29/04[2]	760,319	760,352
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	760,319	760,260
1.38%, 11/22/04[2]	253,440	253,452
1.40%, 10/29/04[2]	1,013,759	1,013,744
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,520,638	1,520,638
Toronto-Dominion Bank
1.04%, 06/22/04[2]	253,440	253,440
1.22%, 03/23/05[2]	1,774,078	1,773,775
1.34%, 02/10/05[2]	405,503	405,451
1.41%, 11/01/04[2]	760,319	760,274
UBS Finance (Delaware)
1.06%, 04/01/04[2]	2,027,517	2,027,517
1.10%, 09/08/04[2]	1,013,759	1,008,803
1.11%, 12/17/04[2]	1,520,638	1,508,448

		19,395,591
REPURCHASE AGREEMENTS – 0.32%

Bank of America, NA
1.06%, 04/01/04[2]	2,027,517	2,027,517
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	4,055,035	4,055,035

		6,082,552
U.S. GOVERNMENT AGENCY NOTES – 0.13%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	760,319	759,323
1.28%, 08/19/04[2]	405,503	403,485
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,317,886	1,311,269

		2,474,077

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,763,896)		127,763,896

TOTAL INVESTMENTS IN SECURITIES – 106.65% (Cost: $1,913,364,460)		2,025,115,045

Other Assets, Less Liabilities – (6.65%)		(126,268,556)

NET ASSETS – 100.00%		$1,898,846,489

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.91%

Gilead Sciences Inc.[1]	326,342	$18,200,093
New York Community Bancorp Inc.	435,323	14,922,872
Washington Post Company (The) Class B	15,360	13,584,538
Lennar Corp. Class A	250,598	13,539,810
D.R. Horton Inc.	374,960	13,284,833
Coach Inc.[1]	300,790	12,329,382
Valero Energy Corp.	204,754	12,277,050
Affiliated Computer Services Inc. Class A1	219,196	11,376,272
Sovereign Bancorp Inc.	491,793	10,534,206
Fidelity National Financial Inc.	262,766	10,405,534
Tyson Foods Inc. Class A	568,110	10,254,386
L-3 Communications Holdings Inc.	169,732	10,095,659
Legg Mason Inc.	107,030	9,930,243
Mylan Laboratories Inc.	432,099	9,821,610
Varian Medical Systems Inc.[1]	110,549	9,541,484
National Commerce Financial Corp.	330,628	9,459,267
GreenPoint Financial Corp.	215,080	9,401,147
XTO Energy Inc.	371,530	9,377,424
Murphy Oil Corp.	148,151	9,329,068
Career Education Corp.[1]	161,526	9,148,833
CDW Corp.	134,249	9,076,575
Banknorth Group Inc.	262,622	8,939,653
Microchip Technology Inc.	335,634	8,914,439
Weatherford International Ltd.[1]	211,766	8,900,525
Mohawk Industries Inc.[1]	107,478	8,850,813
Smith International Inc.[1]	161,471	8,640,313
Harman International Industries Inc.	106,274	8,459,410
Dean Foods Co.[1]	251,651	8,405,143
Millennium Pharmaceuticals Inc.[1]	485,926	8,212,149
Compass Bancshares Inc.	196,320	8,141,390
Commerce Bancorp Inc.	122,304	8,057,388
Everest Re Group Ltd.	89,440	7,641,754
Patterson Dental Co.[1]	110,047	7,550,325
Barr Pharmaceuticals Inc.[1]	162,879	7,476,146
Ross Stores Inc.	243,870	7,464,861
Whole Foods Market Inc.	98,268	7,365,187
Omnicare Inc.	165,203	7,323,449
Synopsys Inc.[1]	252,492	7,312,168
SanDisk Corp.[1]	256,649	7,281,132
IVAX Corp.[1]	316,786	7,213,217
Old Republic International Corp.	292,374	7,180,705
Republic Services Inc.	255,466	6,915,465
ENSCO International Inc.	243,425	6,857,282
Lear Corp.	110,364	6,838,153
Hillenbrand Industries Inc.	99,985	6,787,982
Expeditors International Washington Inc.	169,299	6,685,618
Manpower Inc.	142,877	6,643,781
Sepracor Inc.[1]	136,896	6,584,698
Fastenal Co.	122,357	6,569,347
Telephone & Data Systems Inc.	92,628	6,564,546
Hormel Foods Corp.	223,627	6,558,980
Oxford Health Plans Inc.	133,493	6,521,133
Chico’s FAS Inc.[1]	140,487	6,518,597
Williams-Sonoma Inc.[1]	189,358	6,476,044
Radian Group Inc.	151,420	6,450,492
Caesars Entertainment Inc.[1]	488,743	6,373,209
SCANA Corp.	178,564	6,312,237
PETsMART Inc.	230,649	6,287,492
Dun & Bradstreet Corp.[1]	117,247	6,272,715
Cadence Design Systems Inc.[1]	424,188	6,252,531
Pioneer Natural Resources Co.	192,452	6,216,200
Coventry Health Care Inc.[1]	145,306	6,150,803
Wisconsin Energy Corp.	191,155	6,145,633
Energizer Holdings Inc.[1]	131,349	6,132,685
DST Systems Inc.[1]	134,545	6,101,616
Liberty Property Trust	134,828	6,067,260
Mandalay Resort Group	104,640	5,991,686
Leucadia National Corp.	112,302	5,983,451
Energy East Corp.	235,501	5,972,305
Hibernia Corp. Class A	250,257	5,878,537
Outback Steakhouse Inc.	120,645	5,875,412
Brinker International Inc.[1]	154,409	5,856,733
TCF Financial Corp.	114,395	5,842,153
Dollar Tree Stores Inc.[1]	185,822	5,740,042

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Shares	Value
DENTSPLY International Inc.	127,624	$5,657,572
Diebold Inc.	117,561	5,657,035
PMI Group Inc. (The)	151,286	5,652,045
CH Robinson Worldwide Inc.	136,169	5,651,013
Pepco Holdings Inc.	276,355	5,648,696
GTECH Holdings Corp.	95,271	5,634,327
SEI Investment Co.	169,997	5,609,901
SPX Corp.	121,636	5,532,005
Vishay Intertechnology Inc.[1]	258,710	5,520,871
Mercantile Bankshares Corp.	128,379	5,516,446
Constellation Brands Inc.[1]	170,717	5,480,016
Beckman Coulter Inc.	99,428	5,422,803
Lam Research Corp.[1]	214,752	5,413,898
Gentex Corp.	124,221	5,388,707
Toll Brothers Inc.[1]	118,227	5,371,053
Berkley (W.R.) Corp.	134,450	5,361,866
ChoicePoint Inc.[1]	140,950	5,360,328
PacifiCare Health Systems Inc.[1]	134,719	5,328,136
Michaels Stores Inc.	109,371	5,317,618
Zebra Technologies Corp. Class A1	76,603	5,313,950
Associated Bancorp	118,180	5,293,282
Abercrombie & Fitch Co. Class A	155,544	5,263,609
Harris Corp.	107,606	5,209,206
Belo (A.H.) Corp.	186,571	5,179,211
Cephalon Inc.[1]	89,731	5,142,484
Edwards (A.G.) Inc.	129,144	5,052,113
Henry Schein Inc.[1]	70,372	5,025,968
Intersil Corp. Class A	224,020	4,993,406
Lincare Holdings Inc.[1]	158,582	4,982,646
Hospitality Properties Trust	107,360	4,981,504
Storage Technology Corp.[1]	178,366	4,963,926
Atmel Corp.[1]	760,126	4,940,819
ALLETE Inc.	140,156	4,918,074
AMB Property Corp.	131,803	4,899,118
CarMax Inc.[1]	167,265	4,884,138
Questar Corp.	133,888	4,878,879
International Rectifier Corp.[1]	106,022	4,875,952
Astoria Financial Corp.	128,012	4,868,296
Smithfield Foods Inc.[1]	178,480	4,840,378
PepsiAmericas Inc.	235,152	4,801,804
Corinthian Colleges Inc.[1]	144,656	4,782,327
Ceridian Corp.[1]	240,867	4,747,489
Westwood One Inc.[1]	161,154	4,745,985
Avnet Inc.[1]	193,712	4,744,007
City National Corp.	78,926	4,727,667
Gallagher (Arthur J.) & Co.	145,100	4,725,907
Patterson-UTI Energy Inc.[1]	133,321	4,720,897
Pogo Producing Co.	102,881	4,719,151
Pentair Inc.	79,529	4,692,211
Unitrin Inc.	109,372	4,692,059
Network Associates Inc.[1]	260,281	4,685,058
Cognizant Technology Solutions Corp.[1]	103,007	4,661,067
Alliant Energy Corp.	178,504	4,651,814
Arrow Electronics Inc.[1]	181,402	4,618,495
Peabody Energy Corp.	98,998	4,604,397
Precision Castparts Corp.	104,172	4,586,693
Health Net Inc.[1]	183,244	4,568,273
Fairchild Semiconductor International Inc. Class A1	189,641	4,557,073
MDU Resources Group Inc.	188,223	4,421,358
Community Health Systems Inc.[1]	158,785	4,418,987
Equitable Resources Inc.	99,316	4,411,617
Investors Financial Services Corp.	106,286	4,391,738
New Plan Excel Realty Trust	160,415	4,387,350
Apogent Technologies Inc.[1]	142,610	4,375,275
Silicon Laboratories Inc.[1]	82,614	4,368,628
3Com Corp.[1]	616,788	4,354,523
Mack-Cali Realty Corp.	96,866	4,350,252
NSTAR	85,498	4,336,459
Newfield Exploration Co.[1]	90,100	4,318,493
AmeriCredit Corp.[1]	253,249	4,312,830
Noble Energy Inc.	91,403	4,305,081
Universal Health Services Inc. Class B	93,378	4,301,924
Rent-A-Center Inc.[1]	130,287	4,298,168
Brown & Brown Inc.	110,560	4,285,306
Smucker (J.M.) Co. (The)	80,610	4,254,596
Neiman-Marcus Group Inc. Class A	78,869	4,254,194
Lyondell Chemical Co.	285,108	4,231,003

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Shares	Value
Hovnanian Enterprises Inc. Class A1	97,938	$4,226,025
Eaton Vance Corp.	110,169	4,199,642
JetBlue Airways Corp.[1]	164,535	4,161,090
Protective Life Corp.	110,986	4,156,426
Fair Isaac Corp.	113,551	4,096,920
Bank of Hawaii Corp.	88,093	4,081,349
International Speedway Corp. Class A	85,706	4,028,182
Valspar Corp. (The)	81,702	4,022,189
Jacobs Engineering Group Inc.[1]	90,169	4,021,537
United Dominion Realty Trust Inc.	204,182	4,006,051
Wilmington Trust Corp.	106,279	3,971,646
National Instruments Corp.	126,171	3,969,340
Cypress Semiconductor Corp.[1]	193,860	3,968,314
Cytyc Corp.[1]	176,321	3,923,142
Bowater Inc.	89,216	3,892,494
National-Oilwell Inc.[1]	136,984	3,873,908
Saks Inc.[1]	219,915	3,870,504
Hubbell Inc. Class B	96,292	3,864,198
Cheesecake Factory (The)[1]	83,246	3,840,138
Packaging Corporation of America	169,958	3,834,252
First American Corp.	125,989	3,832,585
Cooper Cameron Corp.[1]	86,955	3,830,368
ADTRAN Inc.	127,432	3,826,783
Northeast Utilities	205,118	3,825,451
Sonoco Products Co.	157,337	3,820,142
DPL Inc.	203,721	3,819,769
CheckFree Corp.[1]	128,887	3,797,011
Colonial BancGroup Inc. (The)	204,788	3,788,578
Great Plains Energy Inc.	111,530	3,768,599
Tech Data Corp.[1]	91,833	3,759,643
Entercom Communications Corp.[1]	83,001	3,757,455
BorgWarner Inc.	44,210	3,750,334
Education Management Corp.[1]	117,563	3,742,030
Triad Hospitals Inc.[1]	121,305	3,738,620
Pride International Inc.[1]	218,431	3,726,433
Webster Financial Corp.	73,460	3,725,157
ONEOK Inc.	164,755	3,715,225
OGE Energy Corp.	140,102	3,704,297
Donaldson Co. Inc.	139,446	3,699,502
Applebee’s International Inc.	89,416	3,697,352
Hunt (J.B.) Transport Services Inc.[1]	129,129	3,637,564
Martin Marietta Materials Inc.	78,795	3,637,177
Certegy Inc.	103,628	3,629,053
Protein Design Labs Inc.[1]	151,068	3,598,440
Barnes & Noble Inc.[1]	109,816	3,580,002
Independence Community Bank Corp.	87,608	3,570,026
Cullen/Frost Bankers Inc.	83,376	3,565,158
FirstMerit Corp.	136,617	3,558,873
Ryland Group Inc.	39,669	3,510,707
American Financial Group Inc.	117,554	3,506,636
O’Reilly Automotive Inc.[1]	87,404	3,499,656
HON Industries Inc.	93,784	3,485,013
Covance Inc.[1]	101,103	3,481,987
Activision Inc.[1]	217,655	3,443,302
Rayonier Inc. REIT	78,681	3,439,147
Viad Corp.	142,278	3,438,859
Ruby Tuesday Inc.	106,240	3,415,616
DeVry Inc.[1]	112,874	3,403,151
Puget Energy Inc.	151,719	3,393,954
Polycom Inc.[1]	159,712	3,390,686
Pier 1 Imports Inc.	142,686	3,381,658
Krispy Kreme Doughnuts Inc.[1]	98,343	3,377,099
Scotts Co. (The) Class A1	52,202	3,348,758
Timberland Co. Class A1	56,142	3,337,642
First Health Group Corp.[1]	151,948	3,321,583
HCC Insurance Holdings Inc.	102,731	3,321,293
Hawaiian Electric Industries Inc.	64,052	3,320,456
Harte-Hanks Inc.	140,728	3,295,850
Claire’s Stores Inc.	158,067	3,294,116
Lee Enterprises Inc.	72,434	3,272,568
Sybase Inc.[1]	155,700	3,268,143
Cabot Corp.	99,505	3,263,764
Waddell & Reed Financial Inc. Class A	132,638	3,252,284
BISYS Group Inc. (The)[1]	193,982	3,251,138
IndyMac Bancorp Inc.	89,542	3,249,479
Stericycle Inc.[1]	67,748	3,242,419

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Shares	Value
National Fuel Gas Co.	131,795	$3,242,157
Washington Federal Inc.	126,424	3,227,605
Aqua America Inc.	148,823	3,226,488
Graco Inc.	109,930	3,200,062
Valeant Pharmaceuticals International	133,912	3,196,479
Regis Corp.	71,422	3,173,994
Provident Financial Group Inc.	78,729	3,161,757
Charles River Laboratories International Inc.[1]	73,764	3,160,787
CBRL Group Inc.	79,679	3,158,476
Teleflex Inc.	63,908	3,146,191
Jefferies Group Inc.	88,773	3,136,350
Tootsie Roll Industries Inc.	85,532	3,127,040
Herman Miller Inc.	117,234	3,121,941
AnnTaylor Stores Corp.[1]	72,942	3,121,918
Pharmaceutical Resources Inc.[1]	54,776	3,114,563
Copart Inc.[1]	143,250	3,112,822
Advanced Fibre Communications Inc.[1]	140,388	3,092,748
American Eagle Outfitters Inc.[1]	114,613	3,089,966
RPM International Inc.	186,425	3,083,470
StanCorp Financial Group Inc.	47,003	3,066,946
Reynolds & Reynolds Co. (The) Class A	107,643	3,058,138
Edwards Lifesciences Corp.[1]	95,413	3,048,445
Extended Stay America Inc.	156,478	3,030,979
Grant Prideco Inc.[1]	195,490	3,030,095
Acxiom Corp.	137,726	3,024,463
AGL Resources Inc.	104,085	3,020,547
Vectren Corp.	122,147	3,013,366
Harsco Corp.	65,773	2,992,672
Borders Group Inc.	125,992	2,991,050
Allmerica Financial Corp.[1]	85,389	2,950,190
Raymond James Financial Inc.	118,127	2,935,456
Integrated Circuit Systems Inc.[1]	116,502	2,916,045
Steris Corp.[1]	112,516	2,902,913
Furniture Brands International Inc.	89,887	2,894,361
FMC Technologies Inc.[1]	106,734	2,885,020
BJ’s Wholesale Club Inc.[1]	112,343	2,859,129
Church & Dwight Co. Inc.	66,009	2,858,850
99 Cents Only Stores[1]	116,058	2,834,136
Avocent Corp.[1]	76,956	2,831,211
Varco International Inc.[1]	157,122	2,829,767
Carlisle Companies Inc.	49,686	2,814,712
Westar Energy Inc.	133,871	2,805,936
Western Gas Resources Inc.	55,089	2,801,276
WPS Resources Corp.	58,260	2,784,828
Henry (Jack) & Associates Inc.	144,299	2,779,199
AMETEK Inc.	107,479	2,755,762
Tidewater Inc.	97,520	2,743,238
Semtech Corp.[1]	118,824	2,712,752
Plantronics Inc.[1]	73,946	2,707,163
CNF Inc.	80,120	2,692,032
Arch Coal Inc.	84,761	2,660,648
Titan Corp. (The)[1]	131,577	2,656,540
Westamerica Bancorp	52,565	2,652,430
IMC Global Inc.	185,285	2,649,576
Cree Inc.[1]	118,705	2,647,121
Lubrizol Corp.	83,137	2,617,984
Media General Inc. Class A	37,871	2,547,961
Valassis Communications Inc.[1]	83,795	2,547,368
Integrated Device Technology Inc.[1]	169,670	2,545,050
AmerUs Group Co.	63,064	2,544,632
York International Corp.	64,562	2,537,932
RF Micro Devices Inc.[1]	299,379	2,532,746
AGCO Corp.[1]	121,373	2,513,635
Airgas Inc.	117,945	2,512,228
Greater Bay Bancorp	85,128	2,489,994
Sylvan Learning Systems Inc.[1]	70,137	2,462,510
Apria Healthcare Group Inc.[1]	82,147	2,459,481
FMC Corp.[1]	56,803	2,432,304
Werner Enterprises Inc.	128,039	2,426,339
Gartner Inc. Class A1	208,064	2,423,946
Boyd Gaming Corp.	105,305	2,410,431
Brink’s Co. (The)	87,328	2,408,506
Kennametal Inc.	58,359	2,408,476
MONY Group Inc. (The)[1]	76,019	2,390,037
Blyth Inc.	73,144	2,389,614
Duquesne Light Holdings Inc.	121,203	2,363,459

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Shares	Value
WGL Holdings Inc.	78,290	$2,356,529
Lancaster Colony Corp.	57,563	2,325,545
Helmerich & Payne Inc.	81,019	2,321,194
Swift Transportation Co. Inc.[1]	134,580	2,310,739
Callaway Golf Co.	121,611	2,308,177
Overseas Shipholding Group Inc.	63,180	2,306,070
ITT Educational Services Inc.[1]	73,501	2,293,231
Perrigo Co.	112,862	2,262,883
Varian Inc.[1]	56,032	2,250,805
Cytec Industries Inc.	63,273	2,250,621
Readers Digest Association Inc. (The)	159,578	2,246,858
Highwoods Properties Inc.	85,508	2,241,165
Alexander & Baldwin Inc.	67,298	2,226,218
ArvinMeritor Inc.	111,553	2,212,096
United Rentals Inc.[1]	124,002	2,203,516
Macromedia Inc.[1]	108,310	2,173,782
Forest Oil Corp.[1]	85,923	2,169,556
Imation Corp.	56,877	2,139,713
Emmis Communications Corp.[1]	89,082	2,121,042
Trinity Industries Inc.	75,404	2,096,231
Ascential Software Corp.[1]	95,593	2,095,399
Nordson Corp.	55,686	2,085,998
Dycom Industries Inc.[1]	77,717	2,061,055
Universal Corp.	40,457	2,056,025
KEMET Corp.[1]	139,210	1,996,271
Olin Corp.	111,193	1,984,795
Micrel Inc.[1]	148,417	1,981,367
LifePoint Hospitals Inc.[1]	60,702	1,963,103
Ohio Casualty Corp.[1]	98,050	1,960,020
Mentor Graphics Corp.[1]	109,820	1,956,992
PNM Resources Inc.	65,059	1,955,023
Albemarle Corp.	66,647	1,932,763
Banta Corp.	41,318	1,912,610
Potlatch Corp.	46,493	1,894,590
Rollins Inc.	72,954	1,880,025
MPS Group Inc.[1]	168,904	1,878,212
Minerals Technologies Inc.	32,862	1,876,420
Flowserve Corp.[1]	88,989	1,864,320
IDACORP Inc.	61,714	1,845,249
RSA Security Inc.[1]	97,349	1,829,188
Bob Evans Farms Inc.	56,052	1,818,327
Silicon Valley Bancshares[1]	55,925	1,814,207
GATX Corp.	79,156	1,754,889
Ferro Corp.	66,663	1,743,237
Scholastic Corp.[1]	63,751	1,737,215
Cabot Microelectronics Corp.[1]	39,878	1,684,447
Tupperware Corp.	94,521	1,683,419
Catalina Marketing Corp.[1]	86,437	1,676,013
Kelly Services Inc. Class A	56,197	1,663,993
Black Hills Corp.	51,778	1,650,165
Keane Inc.[1]	103,128	1,623,235
Cincinnati Bell Inc.[1]	395,029	1,607,768
Granite Construction Inc.	67,193	1,597,178
Lattice Semiconductor Corp.[1]	182,406	1,592,404
CommScope Inc.[1]	95,415	1,588,660
TriQuint Semiconductor Inc.[1]	216,102	1,577,545
Bandag Inc.	31,099	1,547,797
Federal Signal Corp.	77,237	1,533,154
Payless ShoeSource Inc.[1]	109,540	1,529,178
Superior Industries International Inc.	43,025	1,524,806
VISX Inc.[1]	77,785	1,518,363
Ruddick Corp.	74,971	1,517,413
Aquila Inc.[1]	315,265	1,484,898
Macrovision Corp.[1]	79,180	1,479,082
LTX Corp.[1]	96,132	1,451,593
CSG Systems International Inc.[1]	84,240	1,447,243
Modine Manufacturing Co.	55,512	1,446,643
Wind River Systems Inc.[1]	130,002	1,439,122
Hanover Compressor Co.[1]	118,928	1,437,840
Transaction Systems Architects Inc. Class A1	61,806	1,430,191
Internet Security Systems Inc.[1]	80,121	1,413,334
Sensient Technologies Corp.	75,108	1,402,266
Sierra Pacific Resources[1]	188,592	1,395,581
Price Communications Corp.[1]	87,547	1,373,612
McDATA Corp. Class A1	189,199	1,331,961
Quanta Services Inc.[1]	187,438	1,327,061
Sotheby’s Holdings Inc. Class A1	99,895	1,283,651
Tecumseh Products Co. Class A	29,845	1,256,475
Plexus Corp.[1]	69,505	1,236,494

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Credence Systems Corp.[1]	103,459	$1,229,093
Vertex Pharmaceuticals Inc.[1]	125,558	1,182,756
Six Flags Inc.[1]	150,136	1,178,568
Crompton Corp.	179,724	1,146,639
Longs Drug Stores Corp.	60,521	1,139,610
Horace Mann Educators Corp.	68,968	1,084,177
LaBranche & Co. Inc.	96,144	1,077,774
Quantum Corp.[1]	290,100	1,073,370
Alaska Air Group Inc.[1]	42,911	1,058,185
Newport Corp.[1]	62,804	1,050,083
Advent Software Inc.[1]	52,656	984,667
Korn/Ferry International[1]	60,840	973,440
Longview Fibre Co.	82,745	923,434
Sequa Corp. Class A1	16,903	835,008
Interstate Bakeries Corp.	72,324	822,324
Glatfelter Co.	70,873	796,613
Powerwave Technologies Inc.[1]	101,544	792,043
Retek Inc.[1]	88,357	667,979

TOTAL COMMON STOCKS (Cost: $1,394,524,534)		1,634,560,718

SHORT-TERM INVESTMENTS – 21.10%

MONEY MARKET FUNDS – 8.13%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	92,777,655	92,777,655
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	31,432,807	31,432,807
BlackRock Temp Cash Money Market Fund[2]	1,471,303	1,471,303
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	7,326,880	7,326,880

		133,008,645
FLOATING RATE NOTES – 4.24%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$1,428,764	1,428,735
1.05%, 09/15/04[2,4]	2,857,528	2,857,398
1.06%, 10/12/04[2,4]	1,428,764	1,428,689
1.14%, 08/23/04[2,4]	1,428,764	1,429,245

Security	Principal	Value
CC USA Inc.
1.05%, 04/19/04[2,4]	$1,257,312	$1,257,309
1.06%, 05/24/04[2,4]	2,857,528	2,857,487
1.09%, 07/15/04[2,4]	1,428,764	1,428,912
1.51%, 02/15/05[2,4]	1,857,393	1,859,977
Dorada Finance Inc.
1.04%, 07/01/04[2]	1,000,135	997,506
1.05%, 05/20/04[2,4]	2,857,528	2,857,471
1.24%, 08/09/04[2]	714,382	714,344
1.48%, 01/18/05[2,4]	2,143,146	2,143,061
Five Finance Inc.
1.06%, 04/15/04[2,4]	1,428,764	1,428,764
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	2,857,528	2,857,528
Holmes Financing PLC
1.05%, 04/15/04[2]	285,753	285,753
K2 USA LLC
1.05%, 08/16/04[2,4]	714,382	714,342
1.05%, 09/27/04[2,4]	3,086,130	3,085,904
1.06%, 04/13/04[2]	1,428,764	1,428,762
1.06%, 05/17/04[2]	1,428,764	1,428,755
1.46%, 01/12/05[2,4]	1,428,764	1,428,652
Links Finance LLC
1.05%, 06/28/04[2]	1,428,764	1,428,695
1.06%, 05/04/04[2]	1,428,764	1,428,758
1.06%, 07/20/04[2]	1,143,011	1,142,942
Nationwide Building Society
1.09%, 07/23/04[2,4]	2,143,146	2,143,146
1.11%, 12/28/04[2,4]	2,857,528	2,857,528
Northern Rock PLC
1.11%, 01/13/05[2,4]	2,714,652	2,714,652
Permanent Financing PLC
1.04%, 03/10/05[2]	2,857,528	2,857,528
1.05%, 12/10/04[2]	1,428,764	1,428,764
Sigma Finance Inc.
1.05%, 07/01/04[2]	1,428,764	1,428,675
1.06%, 07/20/04[2]	1,428,764	1,428,678
1.09%, 10/07/04[2]	2,857,528	2,857,233
1.24%, 08/06/04[2]	714,382	714,357

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Principal	Value
Tango Finance Corp.
1.05%, 01/18/05[2,4]	$1,257,312	$1,257,211
1.06%, 07/15/04[2,4]	857,258	857,177
1.07%, 02/25/05[2,4]	1,600,216	1,599,927
1.10%, 07/06/04[2,4]	857,258	857,235
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	1,428,764	1,428,634
1.32%, 02/04/05[2,4]	714,382	714,261
White Pine Finance LLC
1.04%, 08/26/04[2,4]	1,428,764	1,428,675
1.05%, 11/15/04[2,4]	1,714,517	1,714,517
1.06%, 04/20/04[2,4]	1,428,764	1,428,764
1.06%, 07/06/04[2,4]	1,714,517	1,714,474

		69,350,425
COMMERCIAL PAPER – 3.91%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	1,343,038	1,342,539
1.03%, 04/20/04[2]	1,428,764	1,427,987
1.03%, 04/23/04[2]	1,685,941	1,684,880
1.03%, 04/26/04[2]	1,428,764	1,427,743
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	1,157,299	1,156,173
Barton Capital Corp.
1.03%, 04/02/04[2]	1,489,029	1,488,987
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	857,258	856,724
1.03%, 05/21/04[2]	1,428,764	1,426,720
Corporate Asset Funding
1.05%, 05/21/04[2]	1,485,915	1,483,758
Corporate Receivables Corp.
1.03%, 04/07/04[2]	1,428,764	1,428,519
1.04%, 06/03/04[2]	2,857,528	2,852,327
Delaware Funding Corp.
1.03%, 04/02/04[2]	1,428,764	1,428,723
1.03%, 05/05/04[2]	2,145,518	2,143,431
1.03%, 05/21/04[2]	714,382	713,360
Edison Asset Securitization
1.07%, 09/21/04[2]	1,428,764	1,421,417
Eureka Securitization Inc.
1.03%, 05/25/04[2]	571,506	570,623
1.04%, 04/14/04[2]	1,714,517	1,713,873
Falcon Asset Securitization
1.03%, 04/15/04[2]	1,717,174	1,716,486
1.03%, 04/22/04[2]	1,685,941	1,684,929
1.03%, 04/30/04[2]	1,428,764	1,427,578
Galaxy Funding Inc.
1.05%, 05/17/04[2]	1,428,764	1,426,856
Gemini Securitization Corp.
1.03%, 04/20/04[2]	857,830	857,364
1.03%, 04/23/02	1,651,280	1,650,240
1.03%, 04/30/04[2]	1,001,364	1,000,533
1.03%, 05/24/04[2]	714,382	713,299
1.04%, 04/19/04[2]	714,382	714,011
GIRO Funding US Corp.
1.05%, 05/19/04[2]	714,382	713,382
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	2,857,528	2,856,302
1.03%, 04/19/04[2]	3,857,663	3,855,676
1.03%, 04/28/04[2]	1,714,517	1,713,192
1.03%, 04/30/04[2]	2,433,899	2,431,880
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	1,001,163	1,000,961
1.05%, 04/05/04[2]	1,157,299	1,157,164
Polonius Inc.
1.04%, 05/21/04[2]	1,653,080	1,650,692
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	3,000,404	2,998,859
1.04%, 04/23/04[2]	3,286,157	3,284,069
1.04%, 05/20/04[2]	714,382	713,371
Receivables Capital Corp.
1.04%, 04/14/04[2]	1,257,312	1,256,840
Scaldis Capital LLC
1.05%, 06/30/04[2]	1,022,995	1,020,310
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	1,428,764	1,428,028

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2004

Security	Principal	Value
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	$908,837	$908,369
1.04%, 04/29/04[2]	1,287,031	1,285,990

		64,034,165
TIME DEPOSITS – 3.34%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	10,001,348	10,001,348
1.33%, 02/10/05[2]	1,428,764	1,428,579
1.39%, 02/02/05[2]	1,428,764	1,428,584
1.40%, 10/25/04[2]	2,857,528	2,857,285
Bank of New York
1.39%, 11/01/04[2]	2,857,528	2,857,360
Bank of Nova Scotia
1.24%, 10/07/04[2]	2,143,146	2,143,035
1.42%, 10/29/04[2]	2,143,146	2,143,239
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	2,143,146	2,142,980
1.38%, 11/22/04[2]	714,382	714,417
1.40%, 10/29/04[2]	2,857,528	2,857,487
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	4,286,292	4,286,292
Toronto-Dominion Bank
1.04%, 06/22/04[2]	714,382	714,382
1.22%, 03/23/05[2]	5,000,674	4,999,819
1.34%, 02/10/05[2]	1,143,011	1,142,863
1.41%, 11/01/04[2]	2,143,146	2,143,020
UBS Finance (Delaware)
1.06%, 04/01/04[2]	5,715,056	5,715,056
1.10%, 09/08/04[2]	2,857,528	2,843,558
1.11%, 12/17/04[2]	4,286,292	4,251,930

		54,671,234
REPURCHASE AGREEMENTS – 1.05%

Bank of America, NA
1.06%, 04/01/04[2]	5,715,056	5,715,056
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	11,430,112	11,430,112

		17,145,168
U.S. GOVERNMENT AGENCY NOTES – 0.43%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	2,143,146	2,140,340
1.28%, 08/19/04[2]	1,143,011	1,137,322
Federal National Mortgage Association
1.28%, 08/20/04[2]	3,714,786	3,696,154

		6,973,816

TOTAL SHORT-TERM INVESTMENTS (Cost: $345,183,453)		345,183,453

TOTAL INVESTMENTS IN SECURITIES – 121.01% (Cost: $1,739,707,987)		1,979,744,171
Other Assets, Less Liabilities – (21.01%)		(343,723,817)

NET ASSETS – 100.00%		$1,636,020,354

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.95%

Gilead Sciences Inc.[1]	270,845	$15,105,026
New York Community Bancorp Inc.	361,193	12,381,696
Washington Post Company (The) Class B	12,743	11,270,037
Lennar Corp. Class A	207,900	11,232,837
Coach Inc.[1]	249,507	10,227,292
Affiliated Computer Services Inc. Class A1	181,773	9,434,019
Legg Mason Inc.	88,643	8,224,298
Mylan Laboratories Inc.	358,271	8,143,500
Varian Medical Systems Inc.[1]	91,547	7,901,422
XTO Energy Inc.	307,646	7,764,979
Murphy Oil Corp.	122,681	7,725,223
Career Education Corp.[1]	133,752	7,575,713
CDW Corp.	111,163	7,515,730
Microchip Technology Inc.	277,913	7,381,369
Smith International Inc.[1]	133,684	7,153,431
Harman International Industries Inc.	87,974	7,002,730
Compass Bancshares Inc.	162,508	6,739,207
Commerce Bancorp Inc.	101,237	6,669,494
Patterson Dental Co.[1]	91,076	6,248,724
Barr Pharmaceuticals Inc.[1]	134,811	6,187,825
Ross Stores Inc.	201,812	6,177,465
Whole Foods Market Inc.	81,324	6,095,234
Synopsys Inc.[1]	208,945	6,051,047
SanDisk Corp.[1]	212,391	6,025,533
IVAX Corp.[1]	262,145	5,969,042
Hillenbrand Industries Inc.	82,721	5,615,929
Expeditors International Washington Inc.	140,049	5,530,535
Manpower Inc.	118,200	5,496,300
Sepracor Inc.[1]	113,237	5,446,700
Fastenal Co.	101,196	5,433,213
Hormel Foods Corp.	184,977	5,425,375
Oxford Health Plans Inc.	110,418	5,393,919
Chico’s FAS Inc[1]	116,206	5,391,958
Williams-Sonoma Inc.[1]	156,636	5,356,951
PETsMART Inc.	190,742	5,199,627
Dun & Bradstreet Corp.[1]	96,981	5,188,484
Cadence Design Systems Inc.[1]	350,847	5,171,485
Coventry Health Care Inc.[1]	120,157	5,086,246
Energizer Holdings Inc.[1]	108,621	5,071,514
DST Systems Inc.[1]	111,275	5,046,321
Mandalay Resort Group	86,533	4,954,880
Outback Steakhouse Inc.	99,766	4,858,604
Brinker International Inc.[1]	127,676	4,842,751
TCF Financial Corp.	94,577	4,830,047
Dollar Tree Stores Inc.[1]	153,618	4,745,260
DENTSPLY International Inc.	105,514	4,677,436
Diebold Inc.	97,198	4,677,168
CH Robinson Worldwide Inc.	112,577	4,671,946
GTECH Holdings Corp.	78,770	4,658,458
SEI Investment Co.	140,556	4,638,348
Beckman Coulter Inc.	82,175	4,481,825
Lam Research Corp.[1]	177,525	4,475,405
Gentex Corp.	102,676	4,454,085
ChoicePoint Inc.[1]	116,515	4,431,065
Michaels Stores Inc.	90,395	4,395,005
Zebra Technologies Corp. Class A1	63,319	4,392,439
Abercrombie & Fitch Co. Class A	128,565	4,350,640
Cephalon Inc.[1]	74,158	4,249,995
Henry Schein Inc.[1]	58,149	4,153,002
Lincare Holdings Inc.[1]	131,029	4,116,931
Atmel Corp.[1]	628,111	4,082,722
CarMax Inc.[1]	138,196	4,035,323
International Rectifier Corp.[1]	87,597	4,028,586
Corinthian Colleges Inc.[1]	119,484	3,950,141
Westwood One Inc.[1]	133,113	3,920,178
City National Corp.	65,198	3,905,360
Gallagher (Arthur J.) & Co.	119,854	3,903,645
Patterson-UTI Energy Inc.[1]	110,122	3,899,420
Network Associates Inc.[1]	215,008	3,870,144
Cognizant Technology Solutions Corp.[1]	85,088	3,850,232
Health Net Inc.[1]	151,316	3,772,308
Fairchild Semiconductor International Inc. Class A1	156,788	3,767,616
Equitable Resources Inc.	82,084	3,646,171
Investors Financial Services Corp.	87,776	3,626,904
Apogent Technologies Inc.[1]	117,870	3,616,252
Silicon Laboratories Inc.[1]	68,221	3,607,526

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Universal Health Services Inc. Class B	77,172	$3,555,314
Rent-A-Center Inc.[1]	107,674	3,552,165
Brown & Brown Inc.	91,390	3,542,276
Hovnanian Enterprises Inc. Class A1	80,867	3,489,411
Eaton Vance Corp.	91,036	3,470,292
JetBlue Airways Corp.[1]	135,800	3,434,382
Fair Isaac Corp.	93,835	3,385,567
Bank of Hawaii Corp.	72,794	3,372,546
International Speedway Corp. Class A	70,812	3,328,164
Valspar Corp. (The)	67,499	3,322,976
Jacobs Engineering Group Inc.[1]	74,420	3,319,132
United Dominion Realty Trust Inc.	168,673	3,309,364
Wilmington Trust Corp.	87,803	3,281,198
National Instruments Corp.	104,131	3,275,961
Cypress Semiconductor Corp.[1]	160,008	3,275,364
Cytyc Corp.[1]	145,564	3,238,799
Hubbell Inc. Class B	79,462	3,188,810
Cheesecake Factory (The)[1]	68,746	3,171,253
ADTRAN Inc.	105,256	3,160,838
DPL Inc.	168,299	3,155,606
Education Management Corp.[1]	96,985	3,087,033
Donaldson Co. Inc.	115,177	3,055,646
Applebee’s International Inc.	73,761	3,050,017
Hunt (J.B.) Transport Services Inc.[1]	106,614	3,003,316
Certegy Inc.	85,540	2,995,611
Cullen/Frost Bankers Inc.	68,831	2,943,214
O’Reilly Automotive Inc.[1]	72,134	2,888,245
HON Industries Inc.	77,403	2,876,295
Covance Inc.[1]	83,368	2,871,194
Ruby Tuesday Inc.	87,589	2,815,986
DeVry Inc.[1]	93,147	2,808,382
Pier 1 Imports Inc.	117,772	2,791,196
Krispy Kreme Doughnuts Inc.[1]	81,077	2,784,184
Timberland Co. Class A1	46,331	2,754,378
First Health Group Corp.[1]	125,372	2,740,632
Harte-Hanks Inc.	116,098	2,719,015
Claire’s Stores Inc.	130,438	2,718,328
Sybase Inc.[1]	128,456	2,696,291
Waddell & Reed Financial Inc. Class A	109,449	2,683,689
Stericycle Inc.[1]	55,891	2,674,943
Aqua America Inc.	122,737	2,660,938
Graco Inc.	90,662	2,639,156
Valeant Pharmaceuticals International	110,362	2,634,341
Regis Corp.	58,849	2,615,250
Charles River Laboratories International Inc.[1]	60,791	2,604,894
Jefferies Group Inc.	73,162	2,584,813
Tootsie Roll Industries Inc.	70,544	2,579,095
Herman Miller Inc.	96,676	2,574,482
Pharmaceutical Resources Inc.[1]	45,179	2,568,878
Reynolds & Reynolds Co. (The) Class A	88,768	2,521,899
Edwards Lifesciences Corp.[1]	78,669	2,513,475
Acxiom Corp.	113,317	2,488,441
Integrated Circuit Systems Inc.[1]	95,760	2,396,873
Steris Corp.[1]	92,484	2,386,087
FMC Technologies Inc.[1]	87,736	2,371,504
Church & Dwight Co. Inc.	54,258	2,349,914
99 Cents Only Stores[1]	95,488	2,331,817
Avocent Corp.[1]	63,254	2,327,115
Carlisle Companies Inc.	40,880	2,315,852
Western Gas Resources Inc.	45,326	2,304,827
Henry (Jack) & Associates Inc.	118,726	2,286,663
AMETEK Inc.	88,432	2,267,396
Semtech Corp.[1]	97,770	2,232,089
Plantronics Inc.[1]	60,844	2,227,499
Westamerica Bancorp	43,252	2,182,496
Titan Corp. (The)[1]	108,050	2,181,530
Valassis Communications Inc.[1]	68,953	2,096,171
Integrated Device Technology Inc.[1]	139,618	2,094,270
RF Micro Devices Inc.[1]	246,120	2,082,175
Apria Healthcare Group Inc.[1]	67,618	2,024,483
Gartner Inc. Class A1	171,223	1,994,748
Lancaster Colony Corp.	47,372	1,913,829
ITT Educational Services Inc.[1]	60,491	1,887,319
Varian Inc.[1]	46,114	1,852,399
Readers Digest Association Inc. (The)	131,215	1,847,507

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Macromedia Inc.[1]	89,144	$1,789,120
Nordson Corp.	45,833	1,716,904
Dycom Industries Inc.[1]	63,917	1,695,079
Olin Corp.	91,645	1,635,863
Micrel Inc.[1]	122,056	1,629,448
LifePoint Hospitals Inc.[1]	49,924	1,614,542
Mentor Graphics Corp.[1]	90,324	1,609,574
Rollins Inc.	59,753	1,539,835
RSA Security Inc.[1]	79,832	1,500,043
Silicon Valley Bancshares[1]	46,000	1,492,240
Cabot Microelectronics Corp.[1]	32,875	1,388,640
Tupperware Corp.	77,503	1,380,328
Catalina Marketing Corp.[1]	70,866	1,374,092
Cincinnati Bell Inc.[1]	323,949	1,318,472
VISX Inc.[1]	64,109	1,251,408
Macrovision Corp.[1]	64,904	1,212,407
LTX Corp.[1]	78,802	1,189,910
Transaction Systems Architects Inc. Class A1	50,652	1,172,087
McDATA Corp. Class A1	155,124	1,092,073
Sotheby’s Holdings Inc. Class A1	81,836	1,051,593
Vertex Pharmaceuticals Inc.[1]	103,070	970,919
Retek Inc.[1]	72,496	548,070

TOTAL COMMON STOCKS (Cost: $560,285,577)		669,495,133

SHORT-TERM INVESTMENTS – 21.16%

MONEY MARKET FUNDS – 8.27%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	39,048,609	39,048,609
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	12,784,759	12,784,759
BlackRock Temp Cash Money Market Fund[2]	598,427	598,427
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	2,980,084	2,980,084

		55,411,879

Security	Principal	Value
FLOATING RATE NOTES – 4.21%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$581,125	$581,114
1.05%, 09/15/04[2,4]	1,162,251	1,162,198
1.06%, 10/12/04[2,4]	581,125	581,095
1.14%, 08/23/04[2,4]	581,125	581,321
CC USA Inc.
1.05%, 04/19/04[2,4]	511,390	511,390
1.06%, 05/24/04[2,4]	1,162,251	1,162,234
1.09%, 07/15/04[2,4]	581,125	581,185
1.51%, 02/15/05[2,4]	755,463	756,514
Dorada Finance Inc.
1.04%, 07/01/04[2]	406,788	405,718
1.05%, 05/20/04[2,4]	1,162,251	1,162,227
1.24%, 08/09/04[2]	290,563	290,547
1.48%, 01/18/05[2,4]	871,688	871,654
Five Finance Inc.
1.06%, 04/15/04[2,4]	581,125	581,126
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,162,251	1,162,251
Holmes Financing PLC
1.05%, 04/15/04[2]	116,225	116,225
K2 USA LLC
1.05%, 08/16/04[2,4]	290,563	290,546
1.05%, 09/27/04[2,4]	1,255,231	1,255,139
1.06%, 04/13/04[2]	581,125	581,125
1.06%, 05/17/04[2]	581,125	581,122
1.46%, 01/12/05[2,4]	581,125	581,080
Links Finance LLC
1.05%, 06/28/04[2]	581,125	581,098
1.06%, 05/04/04[2]	581,125	581,123
1.06%, 07/20/04[2]	464,900	464,873
Nationwide Building Society
1.09%, 07/23/04[2,4]	871,688	871,689
1.11%, 12/28/04[2,4]	1,162,251	1,162,251
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,104,138	1,104,138
Permanent Financing PLC
1.04%, 03/10/05[2]	1,162,251	1,162,251
1.05%, 12/10/04[2]	581,125	581,126

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Sigma Finance Inc.
1.05%, 07/01/04[2]	$581,125	$581,089
1.06%, 07/20/04[2]	581,125	581,090
1.09%, 10/07/04[2]	1,162,251	1,162,131
1.24%, 08/06/04[2]	290,563	290,553
Tango Finance Corp.
1.05%, 01/18/05[2,4]	511,390	511,349
1.06%, 07/15/04[2,4]	348,675	348,642
1.07%, 02/25/05[2,4]	650,860	650,743
1.10%, 07/06/04[2,4]	348,675	348,666
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	581,125	581,072
1.32%, 02/04/05[2,4]	290,563	290,514
White Pine Finance LLC
1.04%, 08/26/04[2,4]	581,125	581,089
1.05%, 11/15/04[2,4]	697,350	697,350
1.06%, 04/20/04[2,4]	581,125	581,126
1.06%, 07/06/04[2,4]	697,350	697,333

		28,207,107
COMMERCIAL PAPER – 3.89%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	546,258	546,055
1.03%, 04/20/04[2]	581,125	580,809
1.03%, 04/23/04[2]	685,728	685,296
1.03%, 04/26/04[2]	581,125	580,710
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	470,712	470,254
Barton Capital Corp.
1.03%, 04/02/04[2]	605,637	605,620
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	348,675	348,458
1.03%, 05/21/04[2]	581,125	580,294
Corporate Asset Funding
1.05%, 05/21/04[2]	604,370	603,493
Corporate Receivables Corp.
1.03%, 04/07/04[2]	581,125	581,026
1.04%, 06/03/04[2]	1,162,251	1,160,136
Delaware Funding Corp.
1.03%, 04/02/04[2]	581,125	581,109
1.03%, 05/05/04[2]	872,653	871,804
1.03%, 05/21/04[2]	290,563	290,147
Edison Asset Securitization
1.07%, 09/21/04[2]	581,125	578,137
Eureka Securitization Inc.
1.03%, 05/25/04[2]	232,450	232,091
1.04%, 04/14/04[2]	697,350	697,089
Falcon Asset Securitization
1.03%, 04/15/04[2]	698,431	698,152
1.03%, 04/22/04[2]	685,728	685,316
1.03%, 04/30/04[2]	581,125	580,643
Galaxy Funding Inc.
1.05%, 05/17/04[2]	581,125	580,349
Gemini Securitization Corp.
1.03%, 04/20/04[2]	348,908	348,718
1.03%, 04/23/04[2]	671,630	671,207
1.03%, 04/30/04[2]	407,288	406,950
1.03%, 05/24/04[2]	290,563	290,122
1.04%, 04/19/04[2]	290,563	290,412
GIRO Funding US Corp.
1.05%, 05/19/04[2]	290,563	290,156
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,162,251	1,161,753
1.03%, 04/19/04[2]	1,569,039	1,568,230
1.03%, 04/28/04[2]	697,350	696,812
1.03%, 04/30/04[2]	989,947	989,126
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	407,206	407,124
1.05%, 04/05/04[2]	470,712	470,657
Polonius Inc.
1.04%, 05/21/04[2]	672,362	671,391
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	1,220,363	1,219,735
1.04%, 04/23/04[2]	1,336,588	1,335,739
1.04%, 05/20/04[2]	290,563	290,151
Receivables Capital Corp.
1.04%, 04/14/04[2]	511,390	511,198
Scaldis Capital LLC
1.05%, 06/30/04[2]	416,086	414,994
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	581,125	580,826

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	$369,654	$369,463
1.04%, 04/29/04[2]	523,478	523,054

		26,044,806
TIME DEPOSITS – 3.32%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	4,067,878	4,067,878
1.33%, 02/10/05[2]	581,125	581,050
1.39%, 02/02/05[2]	581,125	581,053
1.40%, 10/25/04[2]	1,162,251	1,162,152
Bank of New York
1.39%, 11/01/04[2]	1,162,251	1,162,183
Bank of Nova Scotia
1.24%, 10/07/04[2]	871,688	871,643
1.42%, 10/29/04[2]	871,688	871,726
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	871,688	871,620
1.38%, 11/22/04[2]	290,563	290,577
1.40%, 10/29/04[2]	1,162,251	1,162,234
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,743,376	1,743,377
Toronto-Dominion Bank
1.04%, 06/22/04[2]	290,563	290,563
1.22%, 03/23/05[2]	2,033,939	2,033,591
1.34%, 02/10/05[2]	464,900	464,840
1.41%, 11/01/04[2]	871,688	871,637
UBS Finance (Delaware)
1.06%, 04/01/04[2]	2,324,502	2,324,502
1.10%, 09/08/04[2]	1,162,251	1,156,569
1.11%, 12/17/04[2]	1,743,376	1,729,400

		22,236,595
REPURCHASE AGREEMENTS – 1.04%

Bank of America, NA
1.06%, 04/01/04[2]	2,324,502	2,324,502
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	4,649,003	4,649,003

		6,973,505
U.S. GOVERNMENT AGENCY NOTES – 0.43%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	871,688	870,546
1.28%, 08/19/04[2]	464,900	462,586
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,510,926	1,503,343

		2,836,475

TOTAL SHORT-TERM INVESTMENTS (Cost: $141,710,367)		141,710,367

TOTAL INVESTMENTS IN SECURITIES – 121.11% (Cost: $701,995,944)		811,205,500
Other Assets, Less Liabilities – (21.11%)		(141,383,748)

NET ASSETS – 100.00%		$669,821,752

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.91%

D.R. Horton Inc.	515,360	$18,259,205
Valero Energy Corp.	281,431	16,874,603
Sovereign Bancorp Inc.	675,986	14,479,620
Fidelity National Financial Inc.	361,183	14,302,847
Tyson Foods Inc. Class A	780,895	14,095,155
L-3 Communications Holdings Inc.	233,305	13,876,981
National Commerce Financial Corp.	454,012	12,989,283
GreenPoint Financial Corp.	295,346	12,909,574
Banknorth Group Inc.	360,638	12,276,118
Weatherford International Ltd.[1]	290,803	12,222,450
Mohawk Industries Inc.[1]	147,592	12,154,201
Dean Foods Co.[1]	345,567	11,541,938
Millennium Pharmaceuticals Inc.[1]	667,297	11,277,319
Everest Re Group Ltd.	122,828	10,494,424
Omnicare Inc.	226,882	10,057,679
Old Republic International Corp.	401,530	9,861,577
Republic Services Inc.	350,853	9,497,591
ENSCO International Inc.	334,322	9,417,851
Lear Corp.	151,574	9,391,525
Telephone & Data Systems Inc.	127,218	9,015,940
Radian Group Inc.	207,963	8,859,224
Caesars Entertainment Inc.[1]	671,244	8,753,022
SCANA Corp.	245,247	8,669,481
Pioneer Natural Resources Co.	264,325	8,537,697
Wisconsin Energy Corp.	262,544	8,440,790
Liberty Property Trust	185,182	8,333,190
Leucadia National Corp.	154,247	8,218,280
Energy East Corp.	323,458	8,202,895
Hibernia Corp. Class A	343,728	8,074,171
PMI Group Inc. (The)	207,797	7,763,296
Pepco Holdings Inc.	379,581	7,758,636
SPX Corp.	167,076	7,598,616
Vishay Intertechnology Inc.[1]	355,362	7,583,425
Mercantile Bankshares Corp.	176,336	7,577,158
Constellation Brands Inc.[1]	234,487	7,527,033
Toll Brothers Inc.[1]	162,393	7,377,514
Berkley (W.R.) Corp.	184,679	7,364,999
PacifiCare Health Systems Inc.[1]	185,051	7,318,767
Associated Bancorp	162,331	7,270,806
Harris Corp.	147,811	7,155,531
Belo (A.H.) Corp.	256,279	7,114,305
Edwards (A.G.) Inc.	177,403	6,940,005
Intersil Corp. Class A	307,717	6,859,012
Hospitality Properties Trust	147,477	6,842,933
Storage Technology Corp.[1]	245,012	6,818,684
ALLETE Inc.	192,532	6,755,948
AMB Property Corp.	181,053	6,729,740
Questar Corp.	183,926	6,702,263
Astoria Financial Corp.	175,848	6,687,499
Smithfield Foods Inc.[1]	245,180	6,649,282
PepsiAmericas Inc.	323,030	6,596,273
Ceridian Corp.[1]	330,880	6,521,645
Avnet Inc.[1]	266,108	6,516,985
Pogo Producing Co.	141,333	6,482,945
Pentair Inc.	109,358	6,452,122
Unitrin Inc.	150,250	6,445,725
Alliant Energy Corp.	245,216	6,390,329
Arrow Electronics Inc.[1]	249,202	6,344,683
Peabody Energy Corp.	136,002	6,325,453
Precision Castparts Corp.	143,107	6,301,001
MDU Resources Group Inc.	258,577	6,073,974
Community Health Systems Inc.[1]	218,140	6,070,836
New Plan Excel Realty Trust	220,374	6,027,229
3Com Corp.[1]	847,390	5,982,573
Mack-Cali Realty Corp.	133,074	5,976,353
NSTAR	117,457	5,957,419
Newfield Exploration Co.[1]	124,073	5,946,819
AmeriCredit Corp.[1]	347,918	5,925,044
Noble Energy Inc.	125,694	5,920,187
Smucker (J.M.) Co. (The)	110,853	5,850,821
Neiman-Marcus Group Inc. Class A	108,352	5,844,507
Lyondell Chemical Co.	391,667	5,812,338
Protective Life Corp.	152,628	5,715,919
Bowater Inc.	122,695	5,353,183
National-Oilwell Inc.[1]	188,390	5,327,669
Saks Inc.[1]	302,446	5,323,050
First American Corp.	173,270	5,270,873
Packaging Corporation of America	233,515	5,268,098
Cooper Cameron Corp.[1]	119,588	5,267,851
Northeast Utilities	282,096	5,261,090
Sonoco Products Co.	216,177	5,248,778

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
CheckFree Corp.[1]	177,093	$5,217,160
Colonial BancGroup Inc. (The)	281,383	5,205,585
Great Plains Energy Inc.	153,388	5,182,981
Tech Data Corp.[1]	126,177	5,165,686
Entercom Communications Corp.[1]	114,042	5,162,681
BorgWarner Inc.	60,745	5,152,998
Triad Hospitals Inc.[1]	166,832	5,141,762
Pride International Inc.[1]	300,417	5,125,114
Webster Financial Corp.	101,032	5,123,333
ONEOK Inc.	226,374	5,104,734
OGE Energy Corp.	192,503	5,089,779
Martin Marietta Materials Inc.	108,370	5,002,359
Protein Design Labs Inc.[1]	207,579	4,944,532
Barnes & Noble Inc.[1]	150,896	4,919,210
Independence Community Bank Corp.	120,496	4,910,212
FirstMerit Corp.	187,719	4,890,080
Ryland Group Inc.	54,759	4,846,171
American Financial Group Inc.	161,682	4,822,974
Activision Inc.[1]	299,088	4,731,572
Rayonier Inc. REIT	108,219	4,730,253
Viad Corp.	195,697	4,729,996
Puget Energy Inc.	208,680	4,668,172
Polycom Inc.[1]	219,670	4,663,594
Scotts Co. (The) Class A1	71,733	4,601,672
HCC Insurance Holdings Inc.	141,304	4,568,358
Hawaiian Electric Industries Inc.	88,016	4,562,749
Lee Enterprises Inc.	99,515	4,496,088
Cabot Corp.	136,737	4,484,974
IndyMac Bancorp Inc.	123,137	4,468,642
BISYS Group Inc. (The)[1]	266,513	4,466,758
National Fuel Gas Co.	181,108	4,455,257
Washington Federal Inc.	173,731	4,435,352
Provident Financial Group Inc.	108,270	4,348,123
CBRL Group Inc.	109,576	4,343,593
Teleflex Inc.	87,908	4,327,711
AnnTaylor Stores Corp.[1]	100,214	4,289,159
Copart Inc.[1]	197,002	4,280,853
American Eagle Outfitters Inc.[1]	157,621	4,249,462
RPM International Inc.	256,386	4,240,624
Advanced Fibre Communications Inc.[1]	192,474	4,240,202
StanCorp Financial Group Inc.	64,657	4,218,869
Grant Prideco Inc.[1]	268,852	4,167,206
Extended Stay America Inc.	214,995	4,164,453
AGL Resources Inc.	143,013	4,150,237
Vectren Corp.	167,826	4,140,267
Harsco Corp.	90,457	4,115,793
Borders Group Inc.	173,112	4,109,679
Allmerica Financial Corp.[1]	117,436	4,057,414
Raymond James Financial Inc.	162,315	4,033,515
Furniture Brands International Inc.	123,510	3,977,022
BJ’s Wholesale Club Inc.[1]	154,511	3,932,305
Varco International Inc.[1]	216,101	3,891,979
Westar Energy Inc.	183,715	3,850,666
WPS Resources Corp.	80,130	3,830,214
Tidewater Inc.	134,131	3,773,105
CNF Inc.	110,101	3,699,394
Arch Coal Inc.	116,585	3,659,603
IMC Global Inc.	254,856	3,644,441
Cree Inc.[1]	163,275	3,641,032
Lubrizol Corp.	114,248	3,597,670
Media General Inc. Class A	52,094	3,504,884
AmerUs Group Co.	86,747	3,500,241
York International Corp.	88,729	3,487,937
AGCO Corp.[1]	166,953	3,457,597
Airgas Inc.	162,239	3,455,691
Greater Bay Bancorp	117,099	3,425,146
Sylvan Learning Systems Inc.[1]	96,480	3,387,413
FMC Corp.[1]	78,137	3,345,826
Werner Enterprises Inc.	176,132	3,337,701
Boyd Gaming Corp.	144,859	3,315,822
Kennametal Inc.	80,281	3,313,197
Brink’s Co. (The)	120,128	3,313,130
Blyth Inc.	100,619	3,287,223
MONY Group Inc. (The)[1]	104,476	3,284,725
Duquesne Light Holdings Inc.	166,737	3,251,371
WGL Holdings Inc.	107,704	3,241,890
Helmerich & Payne Inc.	111,164	3,184,849
Swift Transportation Co. Inc.[1]	185,137	3,178,802
Callaway Golf Co.	167,303	3,175,411

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Overseas Shipholding Group Inc.	86,917	$3,172,470
Perrigo Co.	155,269	3,113,143
Cytec Industries Inc.	86,701	3,083,955
Highwoods Properties Inc.	117,639	3,083,318
Alexander & Baldwin Inc.	92,587	3,062,778
ArvinMeritor Inc.	153,470	3,043,310
United Rentals Inc.[1]	170,599	3,031,544
Forest Oil Corp.[1]	118,213	2,984,878
Imation Corp.	78,252	2,943,840
Emmis Communications Corp.[1]	122,562	2,918,201
Trinity Industries Inc.	103,746	2,884,139
Ascential Software Corp.[1]	131,524	2,883,006
Universal Corp.	55,667	2,828,997
KEMET Corp.[1]	191,394	2,744,590
Ohio Casualty Corp.[1]	134,916	2,696,971
PNM Resources Inc.	89,116	2,677,936
Albemarle Corp.	91,708	2,659,532
Banta Corp.	56,565	2,618,394
Potlatch Corp.	63,657	2,594,023
Minerals Technologies Inc.	45,109	2,575,724
MPS Group Inc.[1]	231,219	2,571,155
Flowserve Corp.[1]	122,354	2,563,316
IDACORP Inc.	84,494	2,526,371
Bob Evans Farms Inc.	76,738	2,489,381
GATX Corp.	108,853	2,413,271
Ferro Corp.	91,392	2,389,901
Scholastic Corp.[1]	87,270	2,378,107
Kelly Services Inc. Class A	76,991	2,279,704
Black Hills Corp.	71,210	2,269,463
Keane Inc.[1]	141,831	2,232,420
Granite Construction Inc.	91,958	2,185,842
CommScope Inc.[1]	131,223	2,184,863
Lattice Semiconductor Corp.[1]	249,690	2,179,794
TriQuint Semiconductor Inc.[1]	298,599	2,179,773
Bandag Inc.	42,889	2,134,586
Federal Signal Corp.	106,728	2,118,551
Payless ShoeSource Inc.[1]	151,369	2,113,111
Superior Industries International Inc.	59,504	2,108,822
Ruddick Corp.	103,099	2,086,724
Aquila Inc.[1]	432,103	2,035,205
CSG Systems International Inc.[1]	116,418	2,000,061
Modine Manufacturing Co.	75,984	1,980,143
Hanover Compressor Co.[1]	162,928	1,969,800
Wind River Systems Inc.[1]	177,812	1,968,379
Internet Security Systems Inc.[1]	110,231	1,944,475
Sensient Technologies Corp.	103,332	1,929,208
Sierra Pacific Resources[1]	259,444	1,919,886
Price Communications Corp.[1]	119,744	1,878,783
Quanta Services Inc.[1]	258,108	1,827,405
Tecumseh Products Co. Class A	40,915	1,722,521
Plexus Corp.[1]	95,325	1,695,832
Credence Systems Corp.[1]	142,224	1,689,621
Six Flags Inc.[1]	205,051	1,609,650
Crompton Corp.	246,324	1,571,547
Longs Drug Stores Corp.	83,339	1,569,273
Horace Mann Educators Corp.	94,583	1,486,845
LaBranche & Co. Inc.	132,372	1,483,890
Quantum Corp.[1]	399,308	1,477,440
Alaska Air Group Inc.[1]	59,129	1,458,121
Newport Corp.[1]	86,333	1,443,488
Advent Software Inc.[1]	72,881	1,362,875
Korn/Ferry International[1]	83,290	1,332,640
Longview Fibre Co.	113,075	1,261,917
Sequa Corp. Class A1	23,109	1,141,585
Interstate Bakeries Corp.	99,286	1,128,882
Powerwave Technologies Inc.[1]	140,032	1,092,250
Glatfelter Co.	96,887	1,089,010

TOTAL COMMON STOCKS (Cost: $970,268,418)		1,132,852,726

SHORT-TERM INVESTMENTS – 20.50%

MONEY MARKET FUNDS – 7.78%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	60,943,286	60,943,286
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	21,359,370	21,359,370
BlackRock Temp Cash Money Market Fund[2]	999,787	999,787

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	4,978,796	$4,978,796

		88,281,239
FLOATING RATE NOTES – 4.15%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$970,880	970,861
1.05%, 09/15/04[2,4]	1,941,761	1,941,672
1.06%, 10/12/04[2,4]	970,880	970,830
1.14%, 08/23/04[2,4]	970,880	971,208
CC USA Inc.
1.05%, 04/19/04[2,4]	854,375	854,373
1.06%, 05/24/04[2,4]	1,941,761	1,941,733
1.09%, 07/15/04[2,4]	970,880	970,981
1.51%, 02/15/05[2,4]	1,262,145	1,263,901
Dorada Finance Inc.
1.04%, 07/01/04[2]	679,616	677,830
1.05%, 05/20/04[2,4]	1,941,761	1,941,722
1.24%, 08/09/04[2]	485,440	485,414
1.48%, 01/18/05[2,4]	1,456,321	1,456,263
Five Finance Inc.
1.06%, 04/15/04[2,4]	970,880	970,880
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,941,761	1,941,761
Holmes Financing PLC
1.05%, 04/15/04[2]	194,176	194,176
K2 USA LLC
1.05%, 08/16/04[2,4]	485,440	485,413
1.05%, 09/27/04[2,4]	2,097,102	2,096,948
1.06%, 04/13/04[2]	970,880	970,879
1.06%, 05/17/04[2]	970,880	970,874
1.46%, 01/12/05[2,4]	970,880	970,805
Links Finance LLC
1.05%, 06/28/04[2]	970,880	970,834
1.06%, 05/04/04[2]	970,880	970,877
1.06%, 07/20/04[2]	776,704	776,658
Nationwide Building Society
1.09%, 07/23/04[2,4]	1,456,321	1,456,321
1.11%, 12/28/04[2,4]	1,941,761	1,941,761
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,844,673	1,844,673

Security	Principal	Value
Permanent Financing PLC
1.04%, 03/10/05[2]	$1,941,761	$1,941,761
1.05%, 12/10/04[2]	970,880	970,880
Sigma Finance Inc.
1.05%, 07/01/04[2]	970,880	970,820
1.06%, 07/20/04[2]	970,880	970,822
1.09%, 10/07/04[2]	1,941,761	1,941,560
1.24%, 08/06/04[2]	485,440	485,423
Tango Finance Corp.
1.05%, 01/18/05[2,4]	854,375	854,306
1.06%, 07/15/04[2,4]	582,528	582,473
1.07%, 02/25/05[2,4]	11,087,386	1,087,190
1.10%, 07/06/04[2,4]	582,528	582,513
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	970,880	970,792
1.32%, 02/04/05[2,4]	485,440	485,358
White Pine Finance LLC
1.04%, 08/26/04[2,4]	970,880	970,820
1.05%, 11/15/04[2,4]	1,165,057	1,165,057
1.06%, 04/20/04[2,4]	970,880	970,880
1.06%, 07/06/04[2,4]	1,165,057	1,165,027

		47,125,330
COMMERCIAL PAPER – 3.84%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	912,628	912,288
1.03%, 04/20/04[2]	970,880	970,353
1.03%, 04/23/04[2]	1,145,639	1,144,918
1.03%, 04/26/04[2]	970,880	970,186
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	786,413	785,648
Barton Capital Corp.
1.03%, 04/02/04[2]	1,011,832	1,011,803
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	582,528	582,165
1.03%, 05/21/04[2]	970,880	969,492
Corporate Asset Funding
1.05%, 05/21/04[2]	1,009,716	1,008,250
Corporate Receivables Corp.
1.03%, 04/07/04[2]	970,880	970,714
1.04%, 06/03/04[2]	1,941,761	1,938,227

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Delaware Funding Corp.
1.03%, 04/02/04[2]	$970,880	$970,853
1.03%, 05/05/04[2]	1,457,932	1,456,514
1.03%, 05/21/04[2]	485,440	484,746
Edison Asset Securitization
1.07%, 09/21/04[2]	970,880	965,888
Eureka Securitization Inc.
1.03%, 05/25/04[2]	388,352	387,752
1.04%, 04/14/04[2]	1,165,057	1,164,619
Falcon Asset Securitization
1.03%, 04/15/04[2]	1,166,862	1,166,395
1.03%, 04/22/04[2]	1,145,639	1,144,951
1.03%, 04/30/04[2]	970,880	970,075
Galaxy Funding Inc.
1.05%, 05/17/04[2]	970,880	969,584
Gemini Securitization Corp.
1.03%, 04/20/04[2]	582,917	582,600
1.03%, 04/23/04[2]	1,122,085	1,121,379
1.03%, 04/30/04[2]	680,451	679,887
1.03%, 05/24/04[2]	485,440	484,705
1.04%, 04/19/04[2]	485,440	485,188
GIRO Funding US Corp.
1.05%, 05/19/04[2]	485,440	484,761
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,941,761	1,940,928
1.03%, 04/19/04[2]	2,621,377	2,620,028
1.03%, 04/28/04[2]	1,165,057	1,164,157
1.03%, 04/30/04[2]	1,653,895	1,652,523
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	680,315	680,178
1.05%, 04/05/04[2]	786,413	786,321
Polonius Inc.
1.04%, 05/21/04[2]	1,123,309	1,121,686
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	2,038,849	2,037,799
1.04%, 04/23/04[2]	2,233,025	2,231,606
1.04%, 05/20/04[2]	485,440	484,753
Receivables Capital Corp.
1.04%, 04/14/04[2]	854,375	854,054
Scaldis Capital LLC
1.05%, 06/30/04[2]	695,150	693,326
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	970,880	970,380
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	617,577	617,259
1.04%, 04/29/04[2]	874,569	873,862

		43,512,801

TIME DEPOSITS – 3.28%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	6,796,163	6,796,163
1.33%, 02/10/05[2]	970,880	970,755
1.39%, 02/02/05[2]	970,880	970,758
1.40%, 10/25/04[2]	1,941,761	1,941,596
Bank of New York
1.39%, 11/01/04[2]	1,941,761	1,941,648
Bank of Nova Scotia
1.24%, 10/07/04[2]	1,456,321	1,456,245
1.42%, 10/29/04[2]	1,456,321	1,456,384
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,456,321	1,456,207
1.38%, 11/22/04[2]	485,440	485,464
1.40%, 10/29/04[2]	1,941,761	1,941,733
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	2,912,641	2,912,641
Toronto-Dominion Bank
1.04%, 06/22/04[2]	485,440	485,440
1.22%, 03/23/05[2]	3,398,082	3,397,501
1.34%, 02/10/05[2]	776,704	776,604
1.41%, 11/01/04[2]	1,456,321	1,456,235
UBS Finance (Delaware)
1.06%, 04/01/04[2]	3,883,522	3,883,522
1.10%, 09/08/04[2]	1,941,761	1,932,268
1.11%, 12/17/04[2]	2,912,641	2,889,292

		37,150,456

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

March 31,2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 1.03%

Bank of America, NA
1.06%, 04/01/04[2]	$3,883,522	$3,883,522
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	7,767,044	7,767,044

		11,650,566
U.S. GOVERNMENT AGENCY NOTES – 0.42%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	1,456,321	1,454,413
1.28%, 08/19/04[2]	776,704	772,838
Federal National Mortgage Association
1.28%, 08/20/04[2]	2,524,289	2,511,625

		4,738,876

TOTAL SHORT-TERM INVESTMENTS (Cost: $232,459,268)		232,459,268

TOTAL INVESTMENTS IN SECURITIES – 120.41% (Cost: $1,202,727,686)		1,365,311,994

OTHER ASSETS, LESS LIABILITIES – (20.41%)		(231,405,375)

NET ASSETS - 100.00%		$1,133,906,619

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.94%

NVR Inc.[1]	31,828	$14,640,880
NBTY Inc.[1]	325,922	12,117,780
Fremont General Corp.	370,939	11,350,733
M.D.C. Holdings Inc.	158,783	11,178,302
Medicis Pharmaceutical Corp. Class A	271,677	10,867,080
MGI Pharma Inc.[1]	171,167	10,485,690
Alliant Techsystems Inc.[1]	189,090	10,286,496
Renal Care Group Inc.[1]	221,936	10,155,791
Timken Co. (The)	436,511	10,140,151
Polaris Industries Inc.	212,780	9,668,723
IDEXX Laboratories Inc.[1]	169,523	9,640,773
Standard-Pacific Corp.	160,359	9,621,540
Oshkosh Truck Corp.	171,223	9,537,121
Pacific Sunwear of California Inc.[1]	382,343	9,382,697
Urban Outfitters Inc.[1]	193,641	9,306,386
INAMED Corp.[1]	171,182	9,120,577
Respironics Inc.[1]	167,972	9,073,847
Accredo Health Inc.[1]	235,336	8,966,302
Shurgard Storage Centers Inc. Class A	222,944	8,895,466
Florida Rock Industries Inc.	210,560	8,875,104
UCBH Holdings Inc.	219,983	8,808,119
Patina Oil & Gas Corp.	333,367	8,750,884
South Financial Group Inc. (The)	288,221	8,528,459
Skyworks Solutions Inc.[1]	728,282	8,491,768
Roper Industries Inc.	175,942	8,489,202
Cooper Companies Inc.	156,729	8,463,366
Tom Brown Inc.[1]	222,737	8,374,911
New Century Financial Corp.	172,049	8,354,699
Hudson United Bancorp	218,878	8,328,308
Global Payments Inc.	184,111	8,299,724
Whitney Holding Corp.	197,301	8,235,344
TECHNE Corp.[1]	200,677	8,189,628
Pharmaceutical Product Development Inc.[1]	274,428	8,175,210
First Bancorp	195,460	8,131,136
Massey Energy Co.	368,073	8,123,371
UGI Corp.	246,242	8,106,287
Pep Boys-Manny, Moe & Jack Inc.	289,074	8,021,804
Take-Two Interactive Software Inc.[1]	217,775	8,009,765
Piedmont Natural Gas Co.	185,881	7,847,896
Yellow Roadway Corp.[1]	232,534	7,829,420
Zale Corp.[1]	127,088	7,822,266
Cerner Corp.[1]	173,067	7,820,898
First Midwest Bancorp Inc.	227,538	7,768,147
Linens ‘n Things Inc.[1]	218,685	7,743,636
Hyperion Solutions Corp.[1]	186,292	7,721,803
Performance Food Group Co.[1]	223,859	7,689,557
Hughes Supply Inc.	146,155	7,658,522
Fossil Inc.[1]	227,353	7,582,223
Flagstar Bancorp Inc.	295,332	7,575,266
Ethan Allen Interiors Inc.	182,155	7,515,715
Thor Industries Inc.	279,641	7,511,157
ResMed Inc.[1]	164,183	7,419,430
Varian Semiconductor Equipment Associates Inc.[1]	176,049	7,394,058
Toro Co.	119,147	7,387,114
Briggs & Stratton Corp.	109,121	7,362,394
Essex Property Trust Inc.	111,330	7,292,115
Energen Corp.	176,572	7,283,595
Pediatrix Medical Group Inc.[1]	114,902	7,238,826
Evergreen Resources Inc.[1]	210,165	7,219,168
Downey Financial Corp.	136,441	7,217,729
Staten Island Bancorp Inc.	287,080	7,142,550
Cognex Corp.	213,932	7,113,239
Tractor Supply Co.[1]	182,207	7,055,055
Corn Products International Inc.	176,360	7,054,400
FactSet Research Systems Inc.	165,324	7,036,189
MAF Bancorp Inc.	161,176	7,004,709
Idex Corp.	160,751	6,989,453
United Stationers Inc.[1]	164,977	6,945,532
Avid Technology Inc.[1]	150,106	6,924,390
Invacare Corp.	151,612	6,843,766
AptarGroup Inc.	178,061	6,837,542
Cymer Inc.[1]	176,209	6,803,429
Southern Union Co.[1]	357,056	6,766,211
Hilb, Rogal & Hamilton Co.	175,639	6,691,846
East West Bancorp Inc.	118,666	6,645,296
Sonic Corp.[1]	192,508	6,599,174
CEC Entertainment Inc.[1]	189,146	6,563,349

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
United Bancshares Inc.	214,846	$6,552,803
Atmos Energy Corp.	253,299	6,476,855
SCP Pool Corp.[1]	173,453	6,462,859
Mentor Corp.	213,874	6,437,607
Stone Energy Corp.[1]	128,936	6,377,175
Delphi Financial Group Inc. Class A	151,175	6,352,373
Southwest Bancorp of Texas Inc.	167,493	6,319,511
P.F. Chang’s China Bistro Inc.[1]	124,408	6,258,966
Benchmark Electronics Inc.[1]	198,681	6,254,478
Philadelphia Consolidated Holding Corp.[1]	107,397	6,229,026
WebEx Communications Inc.[1]	208,785	6,207,178
Hot Topic Inc.[1]	233,746	6,182,582
Flir Systems Inc.[1]	161,845	6,169,531
Engineered Support Systems Inc.	126,359	6,165,056
CACI International Inc. Class A1	142,270	6,117,610
Diagnostic Products Corp.	140,824	6,097,679
US Oncology Inc.[1]	411,261	6,078,438
Capital Automotive	171,901	6,069,824
Arbitron Inc.[1]	150,674	6,066,135
Quiksilver Inc.[1]	272,034	5,943,943
Landstar System Inc.[1]	145,017	5,936,996
Chittenden Corp.	179,407	5,920,431
Community First Bankshares Inc.	183,364	5,893,319
Cimarex Energy Co.[1]	203,426	5,879,011
Spinnaker Exploration Co.[1]	162,559	5,839,119
Unit Corporation[1]	212,888	5,837,389
Steel Dynamics Inc.[1]	235,028	5,823,994
Simpson Manufacturing Co. Inc.[1]	118,568	5,803,904
Mueller Industries Inc.	170,594	5,798,490
Flowers Foods Inc.	220,687	5,790,827
Tetra Tech Inc.[1]	266,955	5,728,854
Panera Bread Co. Class A1	147,125	5,726,105
Commercial Federal Corp.	205,996	5,685,490
La-Z-Boy Inc.	256,906	5,590,275
Heartland Express Inc.	244,281	5,564,721
Trimble Navigation Ltd.[1]	242,214	5,553,967
Waste Connections Inc.[1]	139,138	5,537,692
Reliance Steel & Aluminum Co.	156,525	5,501,854
Dionex Corp.[1]	104,016	5,492,045
Kroll Inc.[1]	204,178	5,482,179
CLARCOR Inc.	123,651	5,459,192
SkyWest Inc.	282,646	5,438,109
AMERIGROUP Corp.[1]	118,932	5,435,192
Axcelis Technologies Inc.[1]	483,406	5,375,475
Lennox International Inc.	287,382	5,330,936
Colonial Properties Trust	127,982	5,221,666
MacDermid Inc.	147,954	5,206,501
Winnebago Industries Inc.	165,549	5,160,162
Kellwood Co.	130,587	5,125,540
Sybron Dental Specialties Inc.[1]	187,678	5,114,226
Piper Jaffray Companies Inc.[1]	94,154	5,098,439
Argosy Gaming Co.[1]	143,217	5,091,364
New Jersey Resources Corp.	134,120	5,069,736
Gables Residential Trust	139,207	5,046,254
Lexington Corp. Properties Trust	230,576	5,024,251
Anixter International Inc.	177,057	5,001,860
Susquehanna Bancshares Inc.	194,597	4,987,521
Alpharma Inc. Class A	253,673	4,974,528
Sierra Health Services Inc.[1]	135,182	4,920,625
Kronos Inc.[1]	151,016	4,912,551
TrustCo Bank Corp. NY	363,771	4,896,358
Acuity Brands Inc.	204,981	4,894,946
FileNET Corp.[1]	183,502	4,890,328
CARBO Ceramics Inc.	77,588	4,884,165
Aeroflex Inc.[1]	362,308	4,876,666
Kilroy Realty Corp.	137,044	4,865,062
Cabot Oil & Gas Corp.	158,757	4,851,614
Owens & Minor Inc.	191,302	4,839,941
Maverick Tube Corp.[1]	205,001	4,827,774
Georgia Gulf Corp.	160,086	4,826,593
Commercial Net Lease Realty Inc.	244,305	4,825,024
Men’s Wearhouse Inc. (The)[1]	181,417	4,820,250
Commonwealth Telephone Enterprises Inc.[1]	117,095	4,802,066
CAL Dive International Inc.[1]	184,365	4,762,148
Meritage Corp.[1]	64,098	4,759,276
ADVO Inc.	147,407	4,749,454
RLI Corp.	123,012	4,748,263
Curtiss-Wright Corp.	101,197	4,743,103
NDCHealth Corp.	174,447	4,736,236

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
URS Corp.[1]	164,223	$4,726,338
Black Box Corp.	88,054	4,718,814
Wintrust Financial Corp.	96,287	4,682,437
Selective Insurance Group Inc.	133,395	4,678,163
Adaptec Inc.[1]	533,011	4,669,176
Wolverine World Wide Inc.	192,545	4,646,111
Delta & Pine Land Co.	186,052	4,641,997
Fred’s Inc.	191,002	4,635,619
St. Mary Land & Exploration Co.	138,469	4,629,019
Vintage Petroleum Inc.	314,012	4,603,416
United Natural Foods Inc.[1]	95,505	4,592,835
USF Corp.	133,998	4,585,412
Brookline Bancorp Inc.	287,388	4,583,839
Rare Hospitality International Inc.[1]	164,467	4,563,959
Armor Holdings Inc.[1]	137,663	4,556,645
Brooks Automation Inc.[1]	217,159	4,555,996
United Surgical Partners International Inc.[1]	133,984	4,547,417
Select Comfort Corp.[1]	164,384	4,535,355
WMS Industries Inc.[1]	145,919	4,523,489
Priority Healthcare Corp. Class B1	212,269	4,519,207
Avista Corp.	236,064	4,466,331
Cost Plus Inc.[1]	106,579	4,449,673
Commercial Metals Co.	139,233	4,433,179
Jack in the Box Inc.[1]	177,294	4,427,031
Waypoint Financial Corp.	164,493	4,411,702
Knight Transportation Inc.[1]	183,290	4,395,294
Cleco Corp.	230,922	4,394,446
Insight Enterprises Inc.[1]	227,530	4,379,952
Albany International Corp. Class A	162,706	4,375,164
Brady Corp. Class A	114,745	4,369,490
Republic Bancorp Inc.	310,397	4,364,182
BankUnited Financial Corp. Class A1	146,109	4,339,437
Moog Inc. Class A1	127,019	4,333,888
Ralcorp Holdings Inc.[1]	142,112	4,324,468
Guitar Center Inc.[1]	116,359	4,321,573
Power Integrations Inc.[1]	147,262	4,319,194
Burlington Coat Factory Warehouse Corp.	217,786	4,312,163
American Medical Systems Holdings Inc.[1]	161,583	4,281,949
ABM Industries Inc.	237,128	4,256,448
K-Swiss Inc. Class A	173,212	4,238,498
Southwestern Energy Co.[1]	175,699	4,237,860
Rogers Corp.[1]	79,062	4,219,539
Kansas City Southern Industries Inc.[1]	303,307	4,215,967
Seacoast Financial Services Corp.	125,765	4,213,128
Harland (John H.) Co.	135,380	4,213,026
OM Group Inc.[1]	138,548	4,211,859
CONMED Corp.[1]	141,939	4,192,878
Headwaters Inc.[1]	162,231	4,156,358
EGL Inc.[1]	231,345	4,154,956
Smith (A.O.) Corp.	143,087	4,142,369
Progress Software Corp.[1]	172,184	4,130,694
LandAmerica Financial Group Inc.	90,995	4,118,434
InVision Technologies Inc.[1]	82,669	4,106,169
Aztar Corp.[1]	167,455	4,104,322
Manhattan Associates Inc.[1]	146,346	4,068,419
Integra LifeSciences Holdings Corp.[1]	132,656	4,061,927
MICROS Systems Inc.[1]	89,750	4,052,212
Casey’s General Store Inc.	243,653	4,044,640
Watson Wyatt & Co. Holdings[1]	160,179	4,042,918
UniSource Energy Corp.	164,544	4,042,846
Children’s Place Retail Stores Inc. (The)[1]	130,531	4,042,545
Veeco Instruments Inc.[1]	143,122	4,014,572
Landry’s Restaurants Inc.	134,581	4,014,551
Group 1 Automotive Inc.[1]	110,844	4,012,553
Kirby Corp.[1]	118,511	4,004,487
Aaron Rents Inc.	160,056	3,983,794
ATMI Inc.[1]	151,308	3,982,427
American Management Systems Inc.[1]	207,173	3,977,722
Fuller (H.B.) Co.	139,240	3,959,986
Microsemi Corp.[1]	288,932	3,952,590
Northwest Natural Gas Co.	126,354	3,948,563
SERENA Software Inc.[1]	191,822	3,903,578
Christopher & Banks Corp.	184,702	3,899,059

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
Southwest Gas Corp.	166,311	$3,891,677
Coherent Inc.[1]	146,956	3,863,473
Manitowoc Co. Inc. (The)	129,834	3,840,490
Wabash National Corp.[1]	162,660	3,838,776
FirstFed Financial Corp.[1]	83,132	3,834,879
Haemonetics Corp.[1]	121,651	3,825,924
Dime Community Bancshares	187,673	3,819,146
American Healthways Inc.[1]	156,377	3,818,726
Hain Celestial Group Inc.[1]	172,830	3,817,815
Monaco Coach Corp.	142,163	3,809,968
Kaydon Corp.	137,885	3,795,974
G&K Services Inc. Class A	101,876	3,791,825
Province Healthcare Co.[1]	238,113	3,785,997
CH Energy Group Inc.	77,019	3,780,863
eFunds Corp.[1]	230,122	3,774,001
THQ Inc.[1]	185,976	3,762,295
Provident Bankshares Corp.	119,849	3,760,862
Wilson Greatbatch Technologies Inc.[1]	103,489	3,754,581
Seacor Holdings Inc.[1]	91,332	3,751,919
MAXIMUS Inc.[1]	106,958	3,743,530
Shuffle Master Inc.[1]	80,513	3,743,049
Texas Industries Inc.	103,118	3,727,716
CUNO Inc.[1]	82,674	3,710,409
Technitrol Inc.[1]	196,820	3,700,216
Inter-Tel Inc.	123,088	3,700,025
Irwin Financial Corp.	137,078	3,698,364
Exar Corp.[1]	199,807	3,696,429
Watsco Inc.	127,301	3,691,729
DRS Technologies Inc.[1]	131,719	3,685,498
Baldor Electric Co.	160,216	3,681,764
Regeneron Pharmaceuticals Inc.[1]	270,227	3,669,683
Sterling Financial Corp. (Washington)[1]	99,172	3,658,455
Oxford Industries Inc.	79,117	3,654,414
Sola International Inc.[1]	156,192	3,631,464
Watts Industries Inc. Class A	154,727	3,619,065
Oceaneering International Inc.[1]	118,753	3,616,029
Imagistics International Inc.[1]	81,966	3,610,602
Carpenter Technology Corp.	109,687	3,606,509
Champion Enterprises Inc.[1]	340,130	3,605,378
DSP Group Inc.[1]	140,080	3,604,258
Zenith National Insurance Corp.	91,945	3,604,244
IHOP Corp.	104,165	3,587,443
Hutchinson Technology Inc.[1]	127,216	3,569,681
Electronics Boutique Holdings Corp.[1]	121,338	3,562,484
Global Imaging Systems Inc.[1]	107,176	3,560,387
Central Parking Corp.	177,123	3,556,630
Wausau-Mosinee Paper Corp.	251,928	3,549,666
Sunrise Senior Living Inc.[1]	98,893	3,545,314
FEI Co.[1]	161,930	3,538,170
Ryan’s Family Steak Houses Inc.[1]	206,601	3,534,943
Russ Berrie & Co. Inc.	100,912	3,531,920
Too Inc.[1]	167,845	3,516,353
American Italian Pasta Co. Class A	87,919	3,510,606
Advanced Medical Optics Inc.[1]	143,685	3,505,914
CIBER Inc.[1]	318,431	3,502,741
Investment Technology Group Inc.[1]	228,349	3,493,740
Woodward Governor Co.	54,470	3,471,918
Forward Air Corp.[1]	104,765	3,443,626
PolyMedica Corp.	128,333	3,441,891
Stewart Information Services Corp.	87,529	3,439,890
Glenborough Realty Trust Inc.	152,810	3,415,303
Veritas DGC Inc.[1]	164,815	3,411,671
UIL Holdings Corp.	70,686	3,404,945
Cubic Corp.	130,571	3,394,846
Cambrex Corp.	126,041	3,390,503
Quanex Corp.	79,282	3,368,692
Cleveland-Cliffs Inc.[1]	51,309	3,357,148
Odyssey Healthcare Inc.[1]	177,338	3,342,821
Viasys Healthcare Inc.[1]	147,740	3,341,879
UICI[1]	226,316	3,340,424
AmSurg Corp.[1]	146,990	3,338,132
Boston Private Financial Holdings Inc.	118,914	3,329,592
Harmonic Inc.[1]	341,233	3,292,898
School Specialty Inc.[1]	92,154	3,277,918
Arkansas Best Corp.	121,979	3,267,817
El Paso Electric Co.[1]	235,341	3,257,119
Advanced Energy Industries Inc.[1]	159,259	3,247,291
Websense Inc.[1]	109,342	3,237,617

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
BARRA Inc.	92,096	$3,222,439
Shaw Group Inc. (The)[1]	297,067	3,220,206
Electro Scientific Industries Inc.[1]	136,615	3,215,917
ManTech International Corp. Class A1	156,637	3,209,492
Viasat Inc.[1]	128,817	3,204,967
Brown Shoe Co. Inc.	87,933	3,203,399
Cash America International Inc.	138,183	3,185,118
Dendrite International Inc.[1]	198,549	3,176,784
Triarc Companies Inc. Class B	289,530	3,173,249
NCO Group Inc.[1]	135,755	3,172,594
Gold Bancorp Inc.	192,767	3,142,102
Ionics Inc.[1]	110,320	3,133,088
Barnes Group Inc.	112,270	3,131,210
TBC Corp.[1]	106,574	3,130,078
Movie Gallery Inc.	159,625	3,127,054
Griffon Corp.[1]	144,534	3,121,934
Arch Chemicals Inc.	110,014	3,105,695
Nuevo Energy Co.[1]	95,382	3,105,638
Helix Technology Corp.	127,562	3,093,378
CDI Corp.	95,568	3,084,935
Financial Federal Corp.[1]	91,118	3,046,075
Checkpoint Systems Inc.[1]	160,727	3,037,740
JLG Industries Inc.	212,173	3,034,074
Lone Star Steakhouse & Saloon Inc.	103,295	3,015,181
Centene Corp.[1]	98,555	3,014,797
Spherion Corp.[1]	294,009	3,007,712
Analogic Corp.	66,057	3,004,933
Pinnacle Systems Inc.[1]	331,982	2,997,797
Jo-Ann Stores Inc.[1]	106,563	2,989,092
PolyOne Corp.[1]	448,377	2,981,707
Papa John’s International Inc.[1]	87,871	2,973,555
Teledyne Technologies Inc.[1]	158,588	2,965,596
ANSYS Inc.[1]	74,380	2,955,861
Century Aluminum Co.[1]	103,613	2,924,995
Hydril[1]	111,458	2,920,200
WD-40 Co.	83,070	2,907,450
Sterling Bancshares Inc.	216,996	2,905,576
Kulicke & Soffa Industries Inc.[1]	247,531	2,901,063
Russell Corp.	158,753	2,898,830
C-COR.net Corp.[1]	206,610	2,896,672
Schulman (A.) Inc.	147,034	2,889,218
Anchor BanCorp Wisconsin Inc.	112,076	2,863,542
Laclede Group Inc. (The)	93,584	2,835,595
Bowne & Co. Inc.	165,711	2,833,658
Paxar Corp.[1]	191,185	2,819,979
Photronics Inc.[1]	158,769	2,816,562
Stein Mart Inc.[1]	203,939	2,814,358
Actel Corp.[1]	123,924	2,804,400
Umpqua Holdings Corp.	138,758	2,801,524
Tetra Technologies Inc.[1]	107,049	2,797,190
ESS Technology Inc.[1]	189,245	2,774,332
Phillips-Van Heusen Corp.	149,046	2,757,351
First Republic Bank	71,065	2,740,266
Tredegar Corp.	186,970	2,735,371
Merit Medical Systems Inc.[1]	125,836	2,723,091
Labor Ready Inc.[1]	200,523	2,711,071
EMCOR Group Inc.[1]	73,481	2,696,753
Universal Forest Products Inc.	86,613	2,672,877
Ultratech Inc.[1]	114,172	2,661,349
Thomas Industries Inc.	84,365	2,657,498
Mercury Computer Systems Inc.[1]	103,133	2,629,891
Photon Dynamics Inc.[1]	80,400	2,623,452
Arctic Cat Inc.	102,352	2,608,952
K2 Inc.[1]	162,200	2,600,066
ElkCorp	95,603	2,589,885
Cross Country Healthcare Inc.[1]	155,430	2,587,909
Remington Oil & Gas Corp.[1]	130,900	2,585,275
Steak n Shake Company (The)[1]	133,813	2,575,900
Esterline Technologies Corp.[1]	102,945	2,558,183
Triumph Group Inc.[1]	77,210	2,551,791
Offshore Logistics Inc.[1]	110,390	2,544,490
Datascope Corp.	72,278	2,539,849
Consolidated Graphics Inc.[1]	65,943	2,535,508
j2 Global Communications Inc.[1]	112,310	2,533,714
StarTek Inc.	69,593	2,529,010
Verity Inc.[1]	184,273	2,519,012
Swift Energy Co.[1]	133,633	2,518,982
Gardner Denver Inc.[1]	92,994	2,518,278
Vicor Corp.[1]	204,612	2,510,589
Marcus Corp.	144,647	2,509,625
Dress Barn Inc.[1]	142,729	2,503,467

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
Nautilus Group Inc. (The)	158,749	$2,500,297
General Communication Inc. Class A1	274,312	2,496,239
Prime Hospitality Corp.[1]	217,781	2,478,348
Frontier Oil Corp.	127,395	2,468,915
Rock-Tenn Co. Class A	170,981	2,465,546
Lone Star Technologies Inc.[1]	139,428	2,463,693
Enzo Biochem Inc.[1]	146,255	2,461,472
Genesco Inc.[1]	105,721	2,450,613
Park Electrochemical Corp.	96,693	2,446,333
Gymboree Corp.[1]	145,665	2,442,802
Regal-Beloit Corp.	121,887	2,435,302
Possis Medical Inc.[1]	86,544	2,434,483
Roto-Rooter Inc.	48,117	2,432,314
Biosite Inc.[1]	75,801	2,423,358
Atwood Oceanics Inc.[1]	67,706	2,409,657
Riggs National Corp.	139,897	2,407,627
Belden Inc.	125,545	2,381,589
Pinnacle Entertainment Inc.[1]	172,505	2,380,569
Noven Pharmaceuticals Inc.[1]	109,668	2,354,572
GenCorp. Inc.	216,199	2,341,435
ArthroCare Corp.[1]	101,234	2,339,518
Lance Inc.	142,516	2,335,837
Standard Microsystems Corp.[1]	87,603	2,333,744
Schweitzer-Mauduit International Inc.	72,194	2,331,866
International Multifoods Corp.[1]	94,057	2,325,089
EDO Corp.	96,480	2,323,238
Valmont Industries Inc.	116,184	2,321,356
Fleetwood Enterprises Inc.[1]	188,402	2,313,577
Haverty Furniture Companies Inc.	108,420	2,307,178
CTS Corp.	176,310	2,299,082
Goody’s Family Clothing Inc.	159,785	2,280,132
PAREXEL International Corp.[1]	127,144	2,272,063
Administaff Inc.[1]	129,743	2,261,420
Methode Electronics Inc.	174,857	2,255,655
Audiovox Corp. Class A1	112,434	2,248,680
CIMA Labs Inc.[1]	70,988	2,231,153
Standard Register Co. (The)	138,665	2,222,800
Chesapeake Corp.	92,961	2,218,979
New England Business Service Inc.	65,002	2,200,318
Prima Energy Corp.[1]	62,902	2,173,264
Intermagnetics General Corp.[1]	81,720	2,165,580
Applied Industrial Technologies Inc.	94,793	2,153,697
Presidential Life Corp.	143,396	2,148,072
Heidrick & Struggles International Inc.[1]	89,468	2,140,969
Vital Sign Inc.	63,184	2,131,196
Information Holdings Inc.[1]	102,043	2,104,127
Plains Resource Inc.[1]	115,364	2,097,318
C&D Technologies Inc.	124,672	2,083,269
ShopKo Stores Inc.[1]	142,228	2,079,373
SOURCECORP Inc.[1]	78,414	2,077,971
Deltic Timber Corp.	58,502	2,075,651
Pre-Paid Legal Services Inc.[1]	84,648	2,072,183
DuPont Photomasks Inc.[1]	88,949	2,068,954
Daktronics Inc.[1]	91,506	2,065,290
JDA Software Group Inc.[1]	141,732	2,062,201
Stewart & Stevenson Services Inc.	139,874	2,044,958
Stride Rite Corp.	192,307	2,040,377
Insituform Technologies Inc. Class A1	129,329	2,021,412
ICU Medical Inc.[1]	66,514	2,020,030
Duane Reade Inc.[1]	118,864	2,013,556
Cato Corp. Class A	99,835	2,004,687
Hologic Inc.[1]	98,292	1,990,413
Jill (J.) Group Inc. (The)[1]	96,942	1,989,250
Interface Inc. Class A1	250,208	1,989,154
Zix Corp.[1]	136,235	1,986,306
Midway Games Inc.[1]	272,519	1,983,938
Kopin Corp.[1]	342,468	1,979,465
Hooper Holmes Inc.	316,738	1,976,445
Cohu Inc.	104,751	1,953,606
Cable Design Technologies Corp.[1]	205,247	1,945,742
J&J Snack Foods Corp.[1]	42,857	1,936,279
Input/Output Inc.[1]	249,792	1,935,888
Symmetricom Inc.[1]	215,699	1,934,820
Orthodontic Centers of America Inc.[1]	244,402	1,930,776
W-H Energy Services Inc.[1]	132,953	1,923,830
AAR Corp.[1]	156,663	1,923,822
Nelson (Thomas) Inc.	70,303	1,913,648

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
O’Charley’s Inc.[1]	103,056	$1,880,772
Buckeye Technologies Inc.[1]	180,568	1,870,684
Itron Inc.[1]	100,158	1,863,940
Agilysys Inc.	156,525	1,862,647
RadiSys Corp.[1]	88,319	1,845,867
Jakks Pacific Inc.[1]	122,189	1,832,835
Volt Information Sciences Inc.[1]	74,186	1,813,106
American States Water Co.	74,094	1,807,894
Myers Industries Inc.	146,600	1,803,180
Frontier Airlines Inc.[1]	173,009	1,802,754
Artesyn Technologies Inc.[1]	188,358	1,793,168
Bel Fuse Inc. Class B	54,311	1,778,142
Sturm Ruger & Co. Inc.	131,176	1,772,188
MemberWorks Inc.[1]	50,375	1,759,095
Immucor Inc.[1]	95,925	1,738,161
Libbey Inc.	66,260	1,718,122
SurModics Inc.[1]	85,105	1,694,441
Apogee Enterprises Inc.	133,858	1,650,469
Brush Engineered Materials Inc.[1]	81,383	1,649,633
Coinstar Inc.[1]	103,505	1,642,624
Kaman Corp. Class A	109,957	1,641,658
Bei Technologies Inc.	71,851	1,613,773
Keithley Instruments Inc.	77,699	1,609,146
Standex International Corp.	59,552	1,607,904
Intrado Inc.[1]	82,908	1,604,270
RTI International Metals Inc.[1]	101,343	1,604,260
Atlantic Coast Airlines Holdings Inc.[1]	220,460	1,602,744
Caraustar Industries Inc.[1]	136,892	1,594,792
Ryerson Tull Inc.	121,173	1,586,155
Skyline Corp.	40,808	1,573,965
DIMON Inc.	219,856	1,560,978
Netegrity Inc.[1]	183,401	1,558,909
RehabCare Group Inc.[1]	78,392	1,558,433
Astec Industries Inc.[1]	96,317	1,551,667
SPSS Inc.[1]	84,553	1,547,320
Robbins & Myers Inc.	70,487	1,518,995
Lawson Products Inc.	46,339	1,511,115
Standard Motor Products Inc.	95,943	1,504,386
Rudolph Technologies Inc.[1]	80,255	1,503,176
SWS Group Inc.	83,534	1,496,094
X-Rite Inc.	100,267	1,492,976
4Kids Entertainment Inc.[1]	65,484	1,464,877
TALX Corp.	66,705	1,464,175
Hancock Fabrics Inc.	91,710	1,457,272
Great Atlantic & Pacific Tea Co.[1]	187,328	1,449,919
Midas Inc.[1]	74,253	1,444,221
Pegasus Solutions Inc.[1]	122,084	1,425,941
EPIQ Systems Inc.[1]	86,754	1,421,031
Pericom Semiconductor Corp.[1]	123,064	1,412,775
MRO Software Inc.[1]	120,710	1,402,650
Nash Finch Co.	59,069	1,398,754
Tower Automotive Inc.[1]	274,803	1,385,007
Dril-Quip Inc.[1]	84,105	1,382,686
Lindsay Manufacturing Co.	57,330	1,380,506
Action Performance Companies Inc.	89,237	1,362,649
OshKosh B’Gosh Inc. Class A	57,833	1,353,292
PRG-Schultz International Inc.[1]	300,557	1,322,451
NUI Corp.	78,201	1,322,379
Pope & Talbot Inc.	76,344	1,312,353
Central Vermont Public Service Corp.	58,285	1,311,412
Alliance Semiconductor Corp.[1]	171,534	1,305,374
Wellman Inc.	155,627	1,299,485
Applica Inc.[1]	115,462	1,297,793
National Presto Industries Inc.	33,261	1,289,196
Mesa Air Group Inc.[1]	155,267	1,282,505
Coachmen Industries Inc.	75,811	1,264,527
Concord Communications Inc.[1]	87,714	1,263,959
Mobile Mini Inc.[1]	70,035	1,211,605
MapInfo Corp.[1]	94,827	1,209,993
Wet Seal Inc. Class A1	146,567	1,209,178
Brooktrout Inc.[1]	60,762	1,205,518
Cascade Natural Gas Corp.	54,492	1,187,381
Quaker Chemical Corp.	46,730	1,186,942
Rewards Network Inc.[1]	117,953	1,179,530
Network Equipment Technologies Inc.[1]	116,796	1,165,624
Steel Technologies Inc.	59,767	1,154,698
Building Materials Holdings Corp.	65,036	1,141,382
SBS Technologies Inc.[1]	73,524	1,136,681
Catapult Communications Corp.[1]	63,010	1,123,405

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Shares	Value
Bassett Furniture Industries Inc.	56,587	$1,122,120
Savient Pharmaceuticals Inc.[1]	290,594	1,098,445
Boston Communications Group Inc.[1]	90,399	1,071,228
Tollgrade Communications Inc.[1]	66,264	1,057,573
Magnetek Inc.[1]	138,846	1,049,676
Supertex Inc.[1]	62,386	1,040,598
PC-Tel Inc.[1]	100,232	1,035,397
OMNOVA Solutions Inc.[1]	195,096	1,024,254
Planar Systems Inc.[1]	71,054	1,011,098
Nature’s Sunshine Products Inc.	68,027	1,009,521
Digi International Inc.[1]	101,687	1,003,651
Angelica Corp.	43,175	985,685
Bally Total Fitness Holding Corp.[1]	166,066	973,147
Department 56 Inc.[1]	64,225	949,245
Bell Microproducts Inc.[1]	129,626	933,307
Carreker Corp.[1]	116,504	922,712
Advanced Marketing Services Inc.	92,990	920,601
Concord Camera Corp.[1]	139,126	873,711
Captaris Inc.[1]	156,920	863,060
Fedders Corp.	148,389	847,301
Curative Health Services Inc.[1]	62,611	838,987
Insurance Auto Auctions Inc.[1]	56,227	816,978
ArQule Inc.[1]	137,054	814,101
Lydall Inc.[1]	79,304	808,901
NYFIX Inc.[1]	155,131	800,476
Theragenics Corp.[1]	146,114	786,093
Enesco Group Inc.[1]	67,964	781,586
Material Sciences Corp.	69,405	763,455
Radiant Systems Inc.[1]	125,617	755,247
CPI Corp.	39,424	750,239
Gerber Scientific Inc.[1]	108,355	736,814
Roxio Inc.[1]	162,950	728,387
Penford Corp.	42,785	712,798
IMCO Recycling Inc.[1]	75,156	707,970
Castle (A.M.) & Co.[1]	77,096	696,948
Butler Manufacturing Co.	30,895	693,593
On Assignment Inc.[1]	122,952	687,302
Three-Five Systems Inc.[1]	104,038	681,449
CryoLife Inc.[1]	113,081	672,832
Haggar Corp.	32,991	659,820

Security	Shares or Principal	Value
Phoenix Technologies Ltd.[1]	118,503	$638,731
Green Mountain Power Corp.	24,404	631,331
Milacron Inc.	169,018	586,492
Ashworth Inc.[1]	65,215	567,370
Commonwealth Industries Inc.	77,276	564,888
Intermet Corp.	124,944	562,248
Osteotech Inc.[1]	83,473	538,401
Salton Inc.[1]	54,584	511,452
Wolverine Tube Inc.[1]	59,912	502,662
SCM Microsystems Inc.[1]	74,539	500,157
Cross (A.T.) Co. Class A1	72,858	475,034
Ultimate Electronics Inc.[1]	71,571	467,359
QRS Corp.[1]	77,655	437,974
SCPIE Holdings Inc.	48,152	394,846
Meade Instruments Corp.[1]	97,095	392,264
Huffy Corp.[1]	78,905	307,728

TOTAL COMMON STOCKS (Cost: $2,000,866,174)		2,225,213,552

SHORT-TERM INVESTMENTS – 22.83%

MONEY MARKET FUNDS – 8.57%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	130,550,734	130,550,734
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	47,045,048	47,045,048
BlackRock Temp Cash Money Market Fund[2]	2,202,079	2,202,079
Short-Term Investment Co. - Liquid Assets Money Market Portfolio[2]	10,966,040	10,966,040

		190,763,901
FLOATING RATE NOTES – 4.66%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$2,138,411	2,138,369
1.05%, 09/15/04[2,4]	4,276,823	4,276,627
1.06%, 10/12/04[2,4]	2,138,411	2,138,299
1.14%, 08/23/04[2,4]	2,138,411	2,139,132

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Principal	Value
CC USA Inc.
1.05%, 04/19/04[2,4]	$1,881,802	$1,881,797
1.06%, 05/24/04[2,4]	4,276,823	4,276,761
1.09%, 07/15/04[2,4]	2,138,411	2,138,632
1.51%, 02/15/05[2,4]	2,779,935	2,783,802
Dorada Finance Inc.
1.04%, 07/01/04[2]	1,496,888	1,492,953
1.05%, 05/20/04[2,4]	4,276,823	4,276,737
1.24%, 08/09/04[2]	1,069,206	1,069,148
1.48%, 01/18/05[2,4]	3,207,617	3,207,490
Five Finance Inc.
1.06%, 04/15/04[2,4]	2,138,411	2,138,411
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	4,276,823	4,276,823
Holmes Financing PLC
1.05%, 04/15/04[2]	427,682	427,682
K2 USA LLC
1.05%, 08/16/04[2,4]	1,069,206	1,069,146
1.05%, 09/27/04[2,4]	4,618,968	4,618,630
1.06%, 04/13/04[2]	2,138,411	2,138,408
1.06%, 05/17/04[2]	2,138,411	2,138,398
1.46%, 01/12/05[2,4]	2,138,411	2,138,244
Links Finance LLC
1.05%, 06/28/04[2]	2,138,411	2,138,309
1.06%, 05/04/04[2]	2,138,411	2,138,402
1.06%, 07/20/04[2]	1,710,729	1,710,626
Nationwide Building Society
1.09%, 07/23/04[2,4]	3,207,617	3,207,617
1.11%, 12/28/04[2,4]	4,276,823	4,276,823
Northern Rock PLC
1.11%, 01/13/05[2,4]	4,062,981	4,062,981
Permanent Financing PLC
1.04%, 03/10/05[2]	4,276,823	4,276,823
1.05%, 12/10/04[2]	2,138,411	2,138,411
Sigma Finance Inc.
1.05%, 07/01/04[2]	2,138,411	2,138,278
1.06%, 07/20/04[2]	2,138,411	2,138,282
1.09%, 10/07/04[2]	4,276,823	4,276,381
1.24%, 08/06/04[2]	1,069,206	1,069,168
Tango Finance Corp.
1.05%, 01/18/05[2,4]	1,881,802	1,881,650
1.06%, 07/15/04[2,4]	1,283,047	1,282,925
1.07%, 02/25/05[2,4]	2,395,021	2,394,589
1.10%, 07/06/04[2,4]	1,283,047	1,283,012
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	2,138,411	2,138,216
1.32%, 02/04/05[2,4]	1,069,206	1,069,025
White Pine Finance LLC
1.04%, 08/26/04[2,4]	2,138,411	2,138,279
1.05%, 11/15/04[2,4]	2,566,094	2,566,094
1.06%, 04/20/04[2,4]	2,138,411	2,138,411
1.06%, 07/06/04[2,4]	2,566,094	2,566,029

		103,795,820
COMMERCIAL PAPER – 4.30%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	2,010,107	2,009,359
1.03%, 04/20/04[2]	2,138,411	2,137,249
1.03%, 04/23/04[2]	2,523,325	2,521,738
1.03%, 04/26/04[2]	2,138,411	2,136,882
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	1,732,113	1,730,428
Barton Capital Corp.
1.03%, 04/02/04[2]	2,228,609	2,228,546
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	1,283,047	1,282,248
1.03%, 05/21/04[2]	2,138,411	2,135,352
Corporate Asset Funding
1.05%, 05/21/04[2]	2,223,948	2,220,720
Corporate Receivables Corp.
1.03%, 04/07/04[2]	2,138,411	2,138,044
1.04%, 06/03/04[2]	4,276,823	4,269,039
Delaware Funding Corp.
1.03%, 04/02/04[2]	2,138,411	2,138,350
1.03%, 05/05/04[2]	3,211,167	3,208,043
1.03%, 05/21/04[2]	1,069,206	1,067,676
Edison Asset Securitization
1.07%, 09/21/04[2]	2,138,411	2,127,416
Eureka Securitization Inc.
1.03%, 05/25/04[2]	855,365	854,043
1.04%, 04/14/04[2]	2,566,094	2,565,130

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Principal	Value
Falcon Asset Securitization
1.03%, 04/15/04[2]	$2,570,071	$2,569,042
1.03%, 04/22/04[2]	2,523,325	2,521,810
1.03%, 04/30/04[2]	2,138,411	2,136,637
Galaxy Funding Inc.
1.05%, 05/17/04[2]	2,138,411	2,135,556
Gemini Securitization Corp.
1.03%, 04/20/04[2]	1,283,902	1,283,204
1.03%, 04/23/04[2]	2,471,447	2,469,892
1.03%, 04/30/04[2]	1,498,727	1,497,483
1.03%, 05/24/04[2]	1,069,206	1,067,585
1.04%, 04/19/04[2]	1,069,206	1,068,650
GIRO Funding US Corp.
1.05%, 05/19/04[2]	1,069,206	1,067,709
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	4,276,823	4,274,987
1.03%, 04/19/04[2]	5,773,710	5,770,737
1.03%, 04/28/04[2]	2,566,094	2,564,111
1.03%, 04/30/04[2]	3,642,784	3,639,761
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	1,498,428	1,498,125
1.05%, 04/05/04[2]	1,732,113	1,731,911
Polonius Inc.
1.04%, 05/21/04[2]	2,474,142	2,470,568
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	4,490,664	4,488,351
1.04%, 04/23/04[2]	4,918,346	4,915,220
1.04%, 05/20/04[2]	1,069,206	1,067,692
Receivables Capital Corp.
1.04%, 04/14/04[2]	1,881,802	1,881,096
Scaldis Capital LLC
1.05%, 06/30/04[2]	1,531,102	1,527,083
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	2,138,411	2,137,310
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	1,360,243	1,359,543
1.04%, 04/29/04[2]	1,926,281	1,924,723

		95,839,049
TIME DEPOSITS – 3.68%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	14,968,879	14,968,879
1.33%, 02/10/05[2]	2,138,411	2,138,134
1.39%, 02/02/05[2]	2,138,411	2,138,142
1.40%, 10/25/04[2]	4,276,823	4,276,459
Bank of New York
1.39%, 11/01/04[2]	4,276,823	4,276,572
Bank of Nova Scotia
1.24%, 10/07/04[2]	3,207,617	3,207,451
1.42%, 10/29/04[2]	3,207,617	3,207,756
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	3,207,617	3,207,367
1.38%, 11/22/04[2]	1,069,206	1,069,258
1.40%, 10/29/04[2]	4,276,823	4,276,761
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	6,415,234	6,415,234
Toronto-Dominion Bank
1.04%, 06/22/04[2]	1,069,206	1,069,206
1.22%, 03/23/05[2]	7,484,439	7,483,160
1.34%, 02/10/05[2]	1,710,729	1,710,508
1.41%, 11/01/04[2]	3,207,617	3,207,429
UBS Finance (Delaware)
1.06%, 04/01/04[2]	8,553,645	8,553,645
1.10%, 09/08/04[2]	4,276,823	4,255,914
1.11%, 12/17/04[2]	6,415,234	6,363,806

		81,825,681
REPURCHASE AGREEMENTS – 1.15%

Bank of America, NA
1.06%, 04/01/04[2]	8,553,645	8,553,645
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	17,107,290	17,107,290

		25,660,935

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.47%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	$3,207,617	$3,203,416
1.28%, 08/19/04[2]	1,710,729	1,702,213
Federal National Mortgage Association
1.28%, 08/20/04[2]	5,559,869	5,531,986

		10,437,615

TOTAL SHORT-TERM INVESTMENTS (Cost: $508,323,001)		508,323,001

TOTAL INVESTMENTS IN SECURITIES – 122.77% (Cost: $2,509,189,175)		2,733,536,553

Other Assets, Less Liabilities – (22.77%)		(507,001,163)

NET ASSETS – 100.00%		$2,226,535,390

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.94%
NVR Inc.[1]	21,003	$9,661,380
NBTY Inc.[1]	215,069	7,996,265
Medicis Pharmaceutical Corp. Class A	179,271	7,170,840
MGI Pharma Inc.[1]	112,947	6,919,133
Alliant Techsystems Inc.[1]	124,774	6,787,706
Renal Care Group Inc.[1]	146,448	6,701,460
Polaris Industries Inc.	140,404	6,379,958
IDEXX Laboratories Inc.[1]	111,861	6,361,535
Oshkosh Truck Corp.	112,983	6,293,153
Pacific Sunwear of California Inc.[1]	252,291	6,191,221
Urban Outfitters Inc.[1]	127,775	6,140,867
INAMED Corp.[1]	112,954	6,018,189
Respironics Inc.[1]	110,836	5,987,361
Accredo Health Inc.[1]	155,287	5,916,435
Florida Rock Industries Inc.	138,938	5,856,237
UCBH Holdings Inc.	145,156	5,812,046
Patina Oil & Gas Corp.	219,971	5,774,239
South Financial Group Inc. (The)	190,181	5,627,456
Roper Industries Inc.	116,094	5,601,536
Cooper Companies Inc.	103,416	5,584,464
New Century Financial Corp.	113,525	5,512,774
Hudson United Bancorp	144,425	5,495,371
Global Payments Inc.	121,484	5,476,499
TECHNE Corp.[1]	132,414	5,403,815
Pharmaceutical Product Development Inc.[1]	181,078	5,394,314
First Bancorp	128,972	5,365,235
Take-Two Interactive Software Inc.[1]	143,696	5,285,139
Zale Corp.[1]	83,857	5,161,398
Cerner Corp.[1]	114,196	5,160,517
First Midwest Bancorp Inc.	150,137	5,125,677
Hyperion Solutions Corp.[1]	122,922	5,095,117
Fossil Inc.[1]	150,015	5,003,000
Ethan Allen Interiors Inc.	120,192	4,959,122
Thor Industries Inc.	184,515	4,956,073
ResMed Inc.[1]	108,333	4,895,568
Varian Semiconductor Equipment Associates Inc.[1]	116,162	4,878,804
Toro Co.	78,616	4,874,192
Briggs & Stratton Corp.	72,001	4,857,907
Essex Property Trust Inc.	73,459	4,811,565
Evergreen Resources Inc.[1]	138,672	4,763,383
Cognex Corp.	141,157	4,693,470
Tractor Supply Co.[1]	120,224	4,655,073
FactSet Research Systems Inc.	109,084	4,642,615
Avid Technology Inc.[1]	99,043	4,568,854
Cymer Inc.[1]	116,266	4,489,030
East West Bancorp Inc.	78,297	4,384,632
Sonic Corp.[1]	127,020	4,354,246
CEC Entertainment Inc.[1]	124,802	4,330,629
United Bancshares Inc.	141,757	4,323,589
SCP Pool Corp.[1]	114,445	4,264,221
Mentor Corp.	141,116	4,247,592
Southwest Bancorp of Texas Inc.	110,513	4,169,655
P.F. Chang’s China Bistro Inc.[1]	82,085	4,129,696
WebEx Communications Inc.1	137,757	4,095,516
Hot Topic Inc.[1]	154,226	4,079,278
Flir Systems Inc.[1]	106,786	4,070,682
Engineered Support Systems Inc.	83,371	4,067,671
CACI International Inc. Class A1	93,870	4,036,410
Diagnostic Products Corp.	92,916	4,023,263
Arbitron Inc.[1]	99,414	4,002,408
Quiksilver Inc.[1]	179,488	3,921,813
Landstar System Inc.[1]	95,682	3,917,221
Community First Bankshares Inc.	120,983	3,888,394
Simpson Manufacturing Co. Inc.[1]	78,230	3,829,359
Tetra Tech Inc.[1]	176,133	3,779,814
Panera Bread Co. Class A1	97,071	3,778,003
Heartland Express Inc.	161,173	3,671,521
Trimble Navigation Ltd.[1]	159,810	3,664,443
Dionex Corp.[1]	68,628	3,623,558
CLARCOR Inc.	81,583	3,601,889
AMERIGROUP Corp.[1]	78,469	3,586,033
Axcelis Technologies Inc.[1]	318,940	3,546,613
MacDermid Inc.	97,617	3,435,142
Winnebago Industries Inc.	109,224	3,404,512
Sybron Dental Specialties Inc.[1]	123,824	3,374,204
Argosy Gaming Co.[1]	94,490	3,359,119
New Jersey Resources Corp.	88,488	3,344,846

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Sierra Health Services Inc.[1]	89,188	$3,246,443
Kronos Inc.[1]	99,635	3,241,127
TrustCo Bank Corp. NY	240,002	3,230,427
Acuity Brands Inc.	135,238	3,229,483
FileNET Corp.[1]	121,068	3,226,462
CARBO Ceramics Inc.	51,189	3,222,348
Aeroflex Inc.[1]	239,038	3,217,451
Cabot Oil & Gas Corp.	104,741	3,200,885
Georgia Gulf Corp.	105,618	3,184,383
Men’s Wearhouse Inc. (The)[1]	119,691	3,180,190
Commonwealth Telephone Enterprises Inc.[1]	77,254	3,168,187
ADVO Inc.	97,253	3,133,492
NDCHealth Corp.	115,092	3,124,748
Wintrust Financial Corp.	63,525	3,089,221
Delta & Pine Land Co.	122,748	3,062,563
Fred’s Inc.	126,013	3,058,336
United Natural Foods Inc.[1]	63,010	3,030,151
Rare Hospitality International Inc.[1]	108,506	3,011,042
Brooks Automation Inc.[1]	143,269	3,005,784
United Surgical Partners International Inc.[1]	88,395	3,000,126
Select Comfort Corp.[1]	108,452	2,992,191
WMS Industries Inc.[1]	96,270	2,984,370
Priority Healthcare Corp. Class B1	140,042	2,981,494
Cost Plus Inc.[1]	70,314	2,935,609
Knight Transportation Inc.[1]	120,924	2,899,758
Brady Corp. Class A	75,701	2,882,694
Republic Bancorp Inc.	204,780	2,879,207
Guitar Center Inc.[1]	76,765	2,851,052
Power Integrations Inc.[1]	97,154	2,849,527
American Medical Systems Holdings Inc.[1]	106,602	2,824,953
K-Swiss Inc. Class A	114,274	2,796,285
Rogers Corp.[1]	52,160	2,783,779
Harland (John H.) Co.	89,314	2,779,452
Headwaters Inc.[1]	107,028	2,742,057
Progress Software Corp.[1]	113,594	2,725,120
Manhattan Associates Inc.[1]	96,548	2,684,034
Integra LifeSciences Holdings Corp.[1]	87,516	2,679,740
MICROS Systems Inc.[1]	59,210	2,673,332
Children’s Place Retail Stores Inc. (The)[1]	86,114	2,666,951
Watson Wyatt & Co. Holdings[1]	105,583	2,664,915
Veeco Instruments Inc.[1]	94,421	2,648,509
ATMI Inc.[1]	99,820	2,627,262
Microsemi Corp.[1]	190,614	2,607,600
SERENA Software Inc.[1]	126,547	2,575,231
Christopher & Banks Corp.	121,853	2,572,317
Wabash National Corp.[1]	107,308	2,532,469
Dime Community Bancshares	123,830	2,519,941
American Healthways Inc.[1]	103,163	2,519,240
Monaco Coach Corp.	93,793	2,513,652
Kaydon Corp.	90,962	2,504,184
Wilson Greatbatch Technologies Inc.[1]	68,296	2,477,779
MAXIMUS Inc.[1]	70,560	2,469,600
Shuffle Master Inc.1	53,115	2,469,316
CUNO Inc.[1]	54,556	2,448,473
Inter-Tel Inc.	81,201	2,440,902
Baldor Electric Co.	105,702	2,429,032
Regeneron Pharmaceuticals Inc.[1]	178,300	2,421,314
Sterling Financial Corp. (Washington)[1]	65,422	2,413,418
Oxford Industries Inc.	52,193	2,410,795
Champion Enterprises Inc.[1]	224,566	2,380,400
Global Imaging Systems Inc.[1]	70,703	2,348,754
FEI Co.[1]	106,822	2,334,061
Too Inc.[1]	110,724	2,319,668
Advanced Medical Optics Inc.[1]	94,786	2,312,778
Forward Air Corp.[1]	69,110	2,271,646
PolyMedica Corp.	84,658	2,270,528
Cubic Corp.	86,134	2,239,484
Cleveland-Cliffs Inc.[1]	33,848	2,214,675
Odyssey Healthcare Inc.[1]	116,984	2,205,148
AmSurg Corp.[1]	96,964	2,202,052
Boston Private Financial Holdings Inc.	78,443	2,196,404
Harmonic Inc.[1]	225,186	2,173,045
Advanced Energy Industries Inc.[1]	105,057	2,142,112
Websense Inc.[1]	72,128	2,135,710
BARRA Inc.	60,752	2,125,712

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
ManTech International Corp. Class A1	103,326	$2,117,150
Viasat Inc.[1]	84,974	2,114,153
Dendrite International Inc.[1]	130,972	2,095,552
TBC Corp.[1]	70,301	2,064,740
Helix Technology Corp.	84,146	2,040,541
JLG Industries Inc.	139,957	2,001,385
Centene Corp.[1]	65,011	1,988,686
Papa John’s International Inc.[1]	57,964	1,961,502
Teledyne Technologies Inc.[1]	104,753	1,958,881
ANSYS Inc.[1]	49,064	1,949,803
Hydril[1]	73,522	1,926,276
WD-40 Co.	54,795	1,917,825
Kulicke & Soffa Industries Inc.[1]	163,410	1,915,165
C-COR.net Corp.[1]	136,286	1,910,730
Tetra Technologies Inc.[1]	70,611	1,845,065
Actel Corp.[1]	81,524	1,844,888
ESS Technology Inc.[1]	124,937	1,831,576
Merit Medical Systems Inc.[1]	83,003	1,796,185
Labor Ready Inc.[1]	132,757	1,794,875
Ultratech Inc.[1]	75,370	1,756,875
Photon Dynamics Inc.[1]	53,229	1,736,862
Mercury Computer Systems Inc.[1]	68,019	1,734,485
Arctic Cat Inc.	67,804	1,728,324
ElkCorp	63,067	1,708,485
Steak n Shake Company (The)[1]	88,261	1,699,024
j2 Global Communications Inc.[1]	74,083	1,671,312
StarTek Inc.	45,931	1,669,133
Enzo Biochem Inc.[1]	96,909	1,630,978
Frontier Oil Corp.	84,048	1,628,850
Gymboree Corp.[1]	96,437	1,617,248
Possis Medical Inc.[1]	57,083	1,605,745
Biosite Inc.[1]	49,994	1,598,308
Noven Pharmaceuticals Inc.[1]	72,373	1,553,848
ArthroCare Corp.[1]	66,558	1,538,155
Fleetwood Enterprises Inc.[1]	124,338	1,526,871
Administaff Inc.[1]	85,568	1,491,450
New England Business Service Inc.	42,738	1,446,681
Prima Energy Corp.[1]	41,434	1,431,545
Intermagnetics General Corp.[1]	53,969	1,430,179
Plains Resource Inc.[1]	76,202	1,385,352
Daktronics Inc.[1]	60,626	1,368,329
Pre-Paid Legal Services Inc.[1]	55,575	1,360,476
ICU Medical Inc.[1]	44,073	1,338,497
Zix Corp.[1]	90,257	1,315,947
Midway Games Inc.[1]	180,644	1,315,088
Kopin Corp.[1]	225,347	1,302,506
Nelson (Thomas) Inc.	46,542	1,266,873
Artesyn Technologies Inc.[1]	124,869	1,188,753
MemberWorks Inc.[1]	33,399	1,166,293
Immucor Inc.[1]	63,608	1,152,577
Libbey Inc.	43,822	1,136,304
SurModics Inc.[1]	56,342	1,121,769
Coinstar Inc.[1]	68,632	1,089,190
Keithley Instruments Inc.	51,471	1,065,964
Intrado Inc.[1]	54,910	1,062,509
Bei Technologies Inc.	47,207	1,060,269
Netegrity Inc.[1]	121,350	1,031,475
SPSS Inc.[1]	56,177	1,028,039
Rudolph Technologies Inc.[1]	53,074	994,076
X-Rite Inc.	66,294	987,118
4Kids Entertainment Inc.[1]	43,331	969,314
TALX Corp.	43,852	962,551
Midas Inc.[1]	49,115	955,287
EPIQ Systems Inc.[1]	57,391	940,065
Lindsay Manufacturing Co.	37,956	913,980
OshKosh B’Gosh Inc. Class A	38,261	895,307
Mesa Air Group Inc.[1]	101,812	840,967
Concord Communications Inc.[1]	58,090	837,077
Brooktrout Inc.[1]	40,252	798,600
Rewards Network Inc.[1]	78,126	781,260
Catapult Communications Corp.[1]	41,745	744,272
Carreker Corp.[1]	77,177	611,242
Fedders Corp.	98,294	561,259
Radiant Systems Inc.[1]	83,216	500,320
CPI Corp.	26,189	498,377
Milacron Inc.	112,567	390,607
QRS Corp.[1]	51,441	290,127

TOTAL COMMON STOCKS (Cost: $559,747,879)		687,731,897

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 23.15%

MONEY MARKET FUNDS – 8.63%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	40,454,558	$40,454,558
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	14,798,394	14,798,394
BlackRock Temp Cash Money Market Fund[2]	692,681	692,681
Short-Term Investment Co.– Liquid Assets Money Market Portfolio[2]	3,449,455	3,449,455

		59,395,088
FLOATING RATE NOTES – 4.75%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$672,654	672,641
1.05%, 09/15/04[2,4]	1,345,309	1,345,247
1.06%, 10/12/04[2,4]	672,654	672,619
1.14%, 08/23/04[2,4]	672,654	672,881
CC USA Inc.
1.05%, 04/19/04[2,4]	591,936	591,934
1.06%, 05/24/04[2,4]	1,345,309	1,345,289
1.09%, 07/15/04[2,4]	672,654	672,724
1.51%, 02/15/05[2,4]	874,451	875,667
Dorada Finance Inc.
1.04%, 07/01/04[2]	470,858	469,620
1.05%, 05/20/042,[4]	1,345,309	1,345,282
1.24%, 08/09/04[2]	336,327	336,309
1.48%, 01/18/05[2,4]	1,008,981	1,008,941
Five Finance Inc.
1.06%, 04/15/04[2,4]	672,654	672,654
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,345,309	1,345,309
Holmes Financing PLC
1.05%, 04/15/04[2]	134,531	134,531

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$336,327	$336,309
1.05%, 09/27/04[2,4]	1,452,933	1,452,827
1.06%, 04/13/04[2]	672,654	672,653
1.06%, 05/17/04[2]	672,654	672,650
1.46%, 01/12/05[2,4]	672,654	672,602
Links Finance LLC
1.05%, 06/28/04[2]	672,654	672,622
1.06%, 05/04/04[2]	672,654	672,651
1.06%, 07/20/04[2]	538,123	538,091
Nationwide Building Society
1.09%, 07/23/04[2,4]	1,008,981	1,008,981
1.11%, 12/28/04[2,4]	1,345,309	1,345,309
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,278,043	1,278,043
Permanent Financing PLC
1.04%, 03/10/05[2]	1,345,309	1,345,309
1.05%, 12/10/04[2]	672,654	672,654
Sigma Finance Inc.
1.05%, 07/01/04[2]	672,654	672,612
1.06%, 07/20/04[2]	672,654	672,614
1.09%, 10/07/04[2]	1,345,309	1,345,170
1.24%, 08/06/04[2]	336,327	336,315
Tango Finance Corp.
1.05%, 01/18/05[2,4]	591,936	591,888
1.06%, 07/15/04[2,4]	403,593	403,554
1.07%, 02/25/05[2,4]	753,373	753,237
1.10%, 07/06/04[2,4]	403,593	403,582
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	672,654	672,593
1.32%, 02/04/05[2,4]	336,327	336,270
White Pine Finance LLC
1.04%, 08/26/04[2,4]	672,654	672,613
1.05%, 11/15/04[2,4]	807,185	807,185
1.06%, 04/20/04[2,4]	672,654	672,654
1.06%, 07/06/04[2,4]	807,185	807,165

		32,649,801

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
COMMERCIAL PAPER – 4.38%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	$632,295	$632,060
1.03%, 04/20/04[2]	672,654	672,289
1.03%, 04/23/04[2]	793,732	793,232
1.03%, 04/26/04[2]	672,654	672,173
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	544,850	544,320
Barton Capital Corp.
1.03%, 04/02/04[2]	701,027	701,007
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	403,593	403,341
1.03%, 05/21/04[2]	672,654	671,693
Corporate Asset Funding
1.05%, 05/21/04[2]	699,560	698,545
Corporate Receivables Corp.
1.03%, 04/07/04[2]	672,654	672,539
1.04%, 06/03/04[2]	1,345,309	1,342,860
Delaware Funding Corp.
1.03%, 04/02/04[2]	672,654	672,635
1.03%, 05/05/04[2]	1,010,098	1,009,115
1.03%, 05/21/04[2]	336,327	335,847
Edison Asset Securitization
1.07%, 09/21/04[2]	672,654	669,196
Eureka Securitization Inc.
1.03%, 05/25/04[2]	269,062	268,647
1.04%, 04/14/04[2]	807,185	806,882
Falcon Asset Securitization
1.03%, 04/15/04[2]	808,436	808,112
1.03%, 04/22/04[2]	793,732	793,255
1.03%, 04/30/04[2]	672,654	672,096
Galaxy Funding Inc.
1.05%, 05/17/04[2]	672,654	671,756
Gemini Securitization Corp.
1.03%, 04/20/04[2]	403,862	403,642
1.03%, 04/23/04[2]	777,413	776,924
1.03%, 04/30/04[2]	471,436	471,045
1.03%, 05/24/04[2]	336,327	335,817
1.04%, 04/19/04[2]	336,327	336,152
GIRO Funding US Corp.
1.05%, 05/19/04[2]	336,327	335,856
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,345,309	1,344,731
1.03%, 04/19/04[2]	1,816,167	1,815,231
1.03%, 04/28/04[2]	807,185	806,562
1.03%, 04/30/04[2]	1,145,867	1,144,916
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	471,342	471,247
1.05%, 04/05/04[2]	544,850	544,786
Polonius Inc.
1.04%, 05/21/04[2]	778,261	777,137
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	1,412,574	1,411,847
1.04%, 04/23/04[2]	1,547,105	1,546,122
1.04%, 05/20/04[2]	336,327	335,851
Receivables Capital Corp.
1.04%, 04/14/04[2]	591,936	591,713
Scaldis Capital LLC
1.05%, 06/30/04[2]	481,620	480,357
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	672,654	672,308
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	427,875	427,655
1.04%, 04/29/04[2]	605,927	605,437

		30,146,936
TIME DEPOSITS – 3.74%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	4,708,580	4,708,580
1.33%, 02/10/05[2]	672,654	672,567
1.39%, 02/02/05[2]	672,654	672,569
1.40%, 10/25/04[2]	1,345,309	1,345,194
Bank of New York
1.39%, 11/01/04[2]	1,345,309	1,345,230
Bank of Nova Scotia
1.24%, 10/07/04[2]	1,008,981	1,008,930
1.42%, 10/29/04[2]	1,008,981	1,009,025
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,008,981	1,008,903
1.38%, 11/22/04[2]	336,327	336,344
1.40%, 10/29/04[2]	1,345,309	1,345,289

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	$2,017,963	$2,017,963
Toronto-Dominion Bank
1.04%, 06/22/04[2]	336,327	336,327
1.22%, 03/23/05[2]	2,354,290	2,353,888
1.34%, 02/10/05[2]	538,123	538,054
1.41%, 11/01/04[2]	1,008,981	1,008,923
UBS Finance (Delaware)
1.06%, 04/01/04[2]	2,690,617	2,690,617
1.10%, 09/08/04[2]	1,345,309	1,338,731
1.11%, 12/17/04[2]	2,017,963	2,001,785

		25,738,919
REPURCHASE AGREEMENTS – 1.17%

Bank of America, NA
1.06%, 04/01/04[2]	2,690,617	2,690,617
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	5,381,234	5,381,234

		8,071,851
U.S. GOVERNMENT AGENCY NOTES – 0.48%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	1,008,981	1,007,660
1.28%, 08/19/04[2]	538,123	535,445
Federal National Mortgage Association 1.28%, 08/20/04[2]	1,748,901	1,740,129
		3,283,234

TOTAL SHORT-TERM INVESTMENTS (Cost: $159,285,829)		159,285,829

TOTAL INVESTMENTS IN SECURITIES – 123.09% (Cost: $719,033,708)		847,017,726

Other Assets, Less Liabilities – (23.09%)		(158,880,744)

NET ASSETS – 100.00%		$688,136,982

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.93%

Fremont General Corp.	319,762	$9,784,717
M.D.C. Holdings Inc.	136,875	9,636,000
Timken Co. (The)	376,287	8,741,147
Standard-Pacific Corp.	138,235	8,294,100
Shurgard Storage Centers Inc. Class A	192,183	7,668,102
Skyworks Solutions Inc.[1]	627,796	7,320,101
Tom Brown Inc.[1]	192,004	7,219,350
Whitney Holding Corp.	170,077	7,099,014
Massey Energy Co.	317,288	7,002,546
UGI Corp.	212,264	6,987,731
Pep Boys-Manny, Moe & Jack Inc.	249,188	6,914,967
Piedmont Natural Gas Co.	160,233	6,765,037
Yellow Roadway Corp.[1]	200,448	6,749,084
Linens `n Things Inc.[1]	188,511	6,675,175
Performance Food Group Co.[1]	192,971	6,628,554
Hughes Supply Inc.	125,989	6,601,824
Flagstar Bancorp Inc.	254,579	6,529,951
Energen Corp.	152,209	6,278,621
Pediatrix Medical Group Inc.[1]	99,047	6,239,961
Downey Financial Corp.	117,614	6,221,781
Staten Island Bancorp Inc.	247,467	6,156,979
Corn Products International Inc.	152,025	6,081,000
MAF Bancorp Inc.	138,936	6,038,159
Idex Corp.	138,570	6,025,024
United Stationers Inc.[1]	142,213	5,987,167
Invacare Corp.	130,691	5,899,392
AptarGroup Inc.	153,491	5,894,054
Southern Union Co.[1]	307,787	5,832,564
Hilb, Rogal & Hamilton Co.	151,403	5,768,454
Atmos Energy Corp.	218,346	5,583,107
Stone Energy Corp.[1]	111,145	5,497,232
Delphi Financial Group Inc. Class A	130,315	5,475,836
Benchmark Electronics Inc.[1]	171,263	5,391,359
Philadelphia Consolidated Holding Corp.[1]	92,577	5,369,466
US Oncology Inc.[1]	354,508	5,239,628
Capital Automotive	148,180	5,232,236
Chittenden Corp.	154,650	5,103,450
Cimarex Energy Co.[1]	175,355	5,067,759
Spinnaker Exploration Co.[1]	140,127	5,033,362
Unit Corporation[1]	183,513	5,031,926
Steel Dynamics Inc.[1]	202,596	5,020,329
Mueller Industries Inc.	147,054	4,998,365
Flowers Foods Inc.	190,233	4,991,714
Commercial Federal Corp.	177,569	4,900,904
La-Z-Boy Inc.	221,454	4,818,839
Waste Connections Inc.[1]	119,937	4,773,493
Reliance Steel & Aluminum Co.	134,927	4,742,684
Kroll Inc.[1]	176,002	4,725,654
SkyWest Inc.	243,642	4,687,672
Lennox International Inc.	247,722	4,595,243
Colonial Properties Trust	110,320	4,501,056
Kellwood Co.	112,566	4,418,216
Piper Jaffray Companies Inc.[1]	81,160	4,394,814
Gables Residential Trust	119,995	4,349,819
Lexington Corp. Properties Trust	198,755	4,330,871
Anixter International Inc.	152,622	4,311,571
Susquehanna Bancshares Inc.	167,743	4,299,253
Alpharma Inc. Class A	218,664	4,288,001
Kilroy Realty Corp.	118,130	4,193,615
Owens & Minor Inc.	164,901	4,171,995
Maverick Tube Corp.[1]	176,710	4,161,521
Commercial Net Lease Realty Inc.	210,590	4,159,152
CAL Dive International Inc.[1]	158,922	4,104,955
Meritage Corp.[1]	55,252	4,102,461
RLI Corp.	106,036	4,092,990
Curtiss-Wright Corp.	87,231	4,088,517
URS Corp.[1]	141,558	4,074,039
Black Box Corp.	75,902	4,067,588
Selective Insurance Group Inc.	114,986	4,032,559
Adaptec Inc.[1]	459,456	4,024,835
Wolverine World Wide Inc.	165,974	4,004,953
St. Mary Land & Exploration Co.	119,358	3,990,138
Vintage Petroleum Inc.	270,677	3,968,125
USF Corp.	115,505	3,952,581
Brookline Bancorp Inc.	247,726	3,951,230
Armor Holdings Inc.[1]	118,668	3,927,911
Avista Corp.	203,485	3,849,936
Commercial Metals Co.	120,017	3,821,341

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Jack in the Box Inc.[1]	152,827	$3,816,090
Waypoint Financial Corp.	141,791	3,802,835
Cleco Corp.	199,051	3,787,941
Insight Enterprises Inc.[1]	196,127	3,775,445
Albany International Corp. Class A	140,250	3,771,322
BankUnited Financial Corp. Class A1	125,943	3,740,507
Moog Inc. Class A1	109,490	3,735,799
Ralcorp Holdings Inc.[1]	122,499	3,727,645
Burlington Coat Factory Warehouse Corp.	187,729	3,717,034
ABM Industries Inc.	204,401	3,668,998
Southwestern Energy Co.[1]	151,448	3,652,926
Kansas City Southern Industries Inc.[1]	261,445	3,634,085
Seacoast Financial Services Corp.	108,408	3,631,668
OM Group Inc.[1]	119,427	3,630,581
CONMED Corp.[1]	122,351	3,614,249
EGL Inc.[1]	199,415	3,581,493
Smith (A.O.) Corp.	123,337	3,570,606
LandAmerica Financial Group Inc.	78,437	3,550,059
InVision Technologies Inc.[1]	71,259	3,539,435
Aztar Corp.[1]	144,342	3,537,822
Casey’s General Store Inc.	210,025	3,486,415
UniSource Energy Corp.	141,833	3,484,837
Landry’s Restaurants Inc.	116,008	3,460,519
Group 1 Automotive Inc.[1]	95,545	3,458,729
Kirby Corp.[1]	102,155	3,451,817
Aaron Rents Inc.	137,963	3,433,899
American Management Systems Inc.[1]	178,577	3,428,678
Fuller (H.B.) Co.	120,023	3,413,454
Northwest Natural Gas Co.	108,914	3,403,563
Southwest Gas Corp.	143,356	3,354,530
Coherent Inc.[1]	126,672	3,330,207
Manitowoc Co. Inc. (The)	111,916	3,310,475
FirstFed Financial Corp.[1]	71,658	3,305,584
Haemonetics Corp.[1]	104,860	3,297,847
Hain Celestial Group Inc.[1]	148,975	3,290,858
G&K Services Inc. Class A	87,814	3,268,437
Province Healthcare Co.[1]	205,248	3,263,443
CH Energy Group Inc.	66,388	3,258,987
eFunds Corp.[1]	198,363	3,253,153
THQ Inc.[1]	160,308	3,243,031
Provident Bankshares Corp.	103,307	3,241,774
Seacor Holdings Inc.[1]	78,726	3,234,064
Texas Industries Inc.	88,889	3,213,337
Technitrol Inc.[1]	169,655	3,189,514
Irwin Financial Corp.	118,157	3,187,876
Exar Corp.[1]	172,230	3,186,255
Watsco Inc.	109,732	3,182,228
DRS Technologies Inc.[1]	113,538	3,176,793
Sola International Inc.[1]	134,633	3,130,217
Watts Industries Inc. Class A	133,371	3,119,548
Oceaneering International Inc.[1]	102,361	3,116,892
Imagistics International Inc.[1]	70,652	3,112,221
Carpenter Technology Corp.	94,548	3,108,738
DSP Group Inc.[1]	120,748	3,106,846
Zenith National Insurance Corp.	79,254	3,106,757
IHOP Corp.	89,788	3,092,299
Hutchinson Technology Inc.[1]	109,656	3,076,947
Electronics Boutique Holdings Corp.[1]	104,591	3,070,792
Central Parking Corp.	152,675	3,065,714
Wausau-Mosinee Paper Corp.	217,156	3,059,728
Sunrise Senior Living Inc.[1]	85,244	3,055,997
Ryan’s Family Steak Houses Inc.[1]	178,085	3,047,034
Russ Berrie & Co. Inc.	86,983	3,044,405
American Italian Pasta Co. Class A	75,783	3,026,015
CIBER Inc.[1]	274,482	3,019,302
Investment Technology Group Inc.[1]	196,831	3,011,514
Woodward Governor Co.	46,952	2,992,720
Stewart Information Services Corp.	75,447	2,965,067
Glenborough Realty Trust Inc.	131,716	2,943,853
Veritas DGC Inc.[1]	142,066	2,940,766

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
UIL Holdings Corp.	60,929	$2,934,950
Cambrex Corp.	108,645	2,922,550
Quanex Corp.	68,338	2,903,682
Viasys Healthcare Inc.[1]	127,348	2,880,612
UICI[1]	195,077	2,879,337
School Specialty Inc.[1]	79,434	2,825,467
Arkansas Best Corp.	105,140	2,816,701
El Paso Electric Co.[1]	202,856	2,807,527
Shaw Group Inc. (The)[1]	256,061	2,775,701
Electro Scientific Industries Inc.[1]	117,757	2,772,000
Brown Shoe Co. Inc.	75,795	2,761,212
Cash America International Inc.	119,111	2,745,509
Triarc Companies Inc. Class B	249,562	2,735,200
NCO Group Inc.[1]	117,017	2,734,687
Gold Bancorp Inc.	166,156	2,708,343
Ionics Inc.[1]	95,094	2,700,670
Barnes Group Inc.	96,772	2,698,971
Movie Gallery Inc.	137,590	2,695,388
Griffon Corp.[1]	124,582	2,690,971
Arch Chemicals Inc.	94,828	2,676,994
Nuevo Energy Co.[1]	82,217	2,676,986
CDI Corp.	82,378	2,659,162
Financial Federal Corp.[1]	78,540	2,625,592
Checkpoint Systems Inc.[1]	138,540	2,618,406
Lone Star Steakhouse & Saloon Inc.	89,037	2,598,990
Spherion Corp.[1]	253,423	2,592,517
Analogic Corp.	56,939	2,590,155
Pinnacle Systems Inc.[1]	286,150	2,583,935
Jo-Ann Stores Inc.[1]	91,852	2,576,449
PolyOne Corp.[1]	386,485	2,570,125
Century Aluminum Co.[1]	89,310	2,521,221
Sterling Bancshares Inc.	187,042	2,504,492
Russell Corp.	136,836	2,498,625
Schulman (A.) Inc.	126,740	2,490,441
Anchor BanCorp Wisconsin Inc.	96,604	2,468,232
Laclede Group Inc. (The)	80,665	2,444,150
Bowne & Co. Inc.	142,834	2,442,461
Paxar Corp.[1]	164,793	2,430,697
Photronics Inc.[1]	136,850	2,427,719
Stein Mart Inc.[1]	175,784	2,425,819
Umpqua Holdings Corp.	119,603	2,414,785
Phillips-Van Heusen Corp.	128,469	2,376,677
First Republic Bank	61,254	2,361,954
Tredegar Corp.	161,159	2,357,756
EMCOR Group Inc.[1]	63,336	2,324,431
Universal Forest Products Inc.	74,935	2,312,494
Thomas Industries Inc.	72,718	2,290,617
K2 Inc.[1]	139,807	2,241,106
Cross Country Healthcare Inc.[1]	134,474	2,238,992
Remington Oil & Gas Corp.[1]	113,251	2,236,707
Triumph Group Inc.[1]	66,800	2,207,740
Esterline Technologies Corp.[1]	88,733	2,205,015
Offshore Logistics Inc.[1]	95,150	2,193,208
Datascope Corp.	62,300	2,189,222
Consolidated Graphics Inc.[1]	56,838	2,185,421
Verity Inc.[1]	159,431	2,179,422
Swift Energy Co.[1]	115,618	2,179,399
Gardner Denver Inc.[1]	80,456	2,178,748
Marcus Corp.	125,146	2,171,283
Dress Barn Inc.[1]	123,487	2,165,962
Vicor Corp.[1]	176,372	2,164,084
Nautilus Group Inc. (The)	137,345	2,163,184
General Communication Inc. Class A1	237,328	2,159,685
Prime Hospitality Corp.[1]	188,417	2,144,185
Rock-Tenn Co. Class A	147,929	2,133,136
Lone Star Technologies Inc.[1]	120,630	2,131,532
Genesco Inc.[1]	91,469	2,120,251
Park Electrochemical Corp.	83,343	2,108,578
Regal-Beloit Corp.	105,450	2,106,891
Roto-Rooter Inc.	41,631	2,104,447
Atwood Oceanics Inc.[1]	58,358	2,076,961
Riggs National Corp.	120,583	2,075,233
Belden Inc.	108,619	2,060,502
Pinnacle Entertainment Inc.[1]	149,248	2,059,622
Standard Microsystems Corp.[1]	75,793	2,019,126
GenCorp. Inc.	186,352	2,018,192
Lance Inc.	122,841	2,013,364
International Multifoods Corp.[1]	81,376	2,011,615
Schweitzer-Mauduit International Inc.	62,226	2,009,900

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
EDO Corp.	83,159	$2,002,469
Valmont Industries Inc.	100,141	2,000,817
Haverty Furniture Companies Inc.	93,452	1,988,659
CTS Corp.	151,969	1,981,676
Goody’s Family Clothing Inc.	138,246	1,972,770
PAREXEL International Corp.[1]	110,005	1,965,789
Methode Electronics Inc.	150,719	1,944,275
Audiovox Corp. Class A1	96,912	1,938,240
CIMA Labs Inc.[1]	61,185	1,923,045
Standard Register Co. (The)	119,931	1,922,494
Chesapeake Corp.	80,430	1,919,864
Applied Industrial Technologies Inc.	81,703	1,856,292
Presidential Life Corp.	123,599	1,851,513
Heidrick & Struggles International Inc.[1]	77,115	1,845,362
Vital Sign Inc.	54,461	1,836,970
Information Holdings Inc.[1]	87,951	1,813,550
ShopKo Stores Inc.[1]	123,093	1,799,620
SOURCECORP Inc.[1]	67,809	1,796,939
C&D Technologies Inc.	107,458	1,795,623
Deltic Timber Corp.	50,425	1,789,079
DuPont Photomasks Inc.[1]	76,665	1,783,228
JDA Software Group Inc.[1]	122,161	1,777,443
Stewart & Stevenson Services Inc.	120,558	1,762,558
Stride Rite Corp.	165,749	1,758,597
Insituform Technologies Inc. Class A1	111,473	1,742,323
Duane Reade Inc.[1]	102,847	1,742,228
Cato Corp. Class A	86,382	1,734,551
Hologic Inc.[1]	85,048	1,722,222
Jill (J.) Group Inc. (The)[1]	83,880	1,721,218
Interface Inc. Class A1	216,351	1,719,990
Hooper Holmes Inc.	272,993	1,703,476
Cohu Inc.	90,286	1,683,834
Cable Design Technologies Corp.[1]	176,898	1,676,993
J&J Snack Foods Corp.[1]	37,084	1,675,455
Symmetricom Inc.[1]	186,637	1,674,134
Orthodontic Centers of America Inc.[1]	211,247	1,668,851
W-H Energy Services Inc.[1]	114,972	1,663,645
Input/Output Inc.[1]	214,495	1,662,336
AAR Corp.[1]	135,032	1,658,193
O’Charley’s Inc.[1]	89,171	1,627,371
Buckeye Technologies Inc.[1]	156,186	1,618,087
Itron Inc.[1]	86,604	1,611,700
Agilysys Inc.	135,323	1,610,344
RadiSys Corp.[1]	76,347	1,595,652
Jakks Pacific Inc.[1]	105,626	1,584,390
Volt Information Sciences Inc.[1]	64,135	1,567,459
American States Water Co.	64,056	1,562,966
Myers Industries Inc.	127,036	1,562,543
Frontier Airlines Inc.[1]	149,704	1,559,916
Bel Fuse Inc. Class B	46,947	1,537,045
Sturm Ruger & Co. Inc.	113,399	1,532,020
Brush Engineered Materials Inc.[1]	70,422	1,427,454
Apogee Enterprises Inc.	115,254	1,421,082
Kaman Corp. Class A	94,622	1,412,706
Standex International Corp.	51,513	1,390,851
Atlantic Coast Airlines Holdings Inc.[1]	191,040	1,388,861
Caraustar Industries Inc.[1]	118,619	1,381,911
RTI International Metals Inc.[1]	87,283	1,381,690
Ryerson Tull Inc.	104,753	1,371,217
Skyline Corp.	35,123	1,354,694
RehabCare Group Inc.[1]	67,927	1,350,389
DIMON Inc.	190,139	1,349,987
Astec Industries Inc.[1]	82,538	1,329,687
Robbins & Myers Inc.	60,896	1,312,309
Lawson Products Inc.	39,738	1,295,856
Standard Motor Products Inc.	82,584	1,294,917
SWS Group Inc.	72,261	1,294,195
Hancock Fabrics Inc.	78,700	1,250,543
Great Atlantic & Pacific Tea Co.[1]	161,175	1,247,494
Pegasus Solutions Inc.[1]	104,726	1,223,200
MRO Software Inc.[1]	104,464	1,213,872
Pericom Semiconductor Corp.[1]	105,599	1,212,277
Nash Finch Co.	50,663	1,199,700
Dril-Quip Inc.[1]	72,373	1,189,812

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Tower Automotive Inc.[1]	235,867	$1,188,770
Action Performance Companies Inc.	77,228	1,179,272
NUI Corp.	67,085	1,134,407
PRG-Schultz International Inc.[1]	257,641	1,133,620
Pope & Talbot Inc.	65,504	1,126,014
Central Vermont Public Service Corp.	49,956	1,124,010
Alliance Semiconductor Corp.[1]	147,049	1,119,043
Wellman Inc.	133,543	1,115,084
Applica Inc.[1]	99,079	1,113,648
National Presto Industries Inc.	28,545	1,106,404
Coachmen Industries Inc.	64,970	1,083,700
MapInfo Corp.[1]	81,855	1,044,470
Mobile Mini Inc.[1]	60,089	1,039,540
Wet Seal Inc. Class A1	125,752	1,037,454
Cascade Natural Gas Corp.	46,859	1,021,058
Quaker Chemical Corp.	40,114	1,018,896
Network Equipment Technologies Inc.[1]	101,077	1,008,748
Steel Technologies Inc.	51,368	992,430
SBS Technologies Inc.[1]	63,798	986,317
Building Materials Holdings Corp.	56,172	985,819
Bassett Furniture Industries Inc.	48,772	967,149
Savient Pharmaceuticals Inc.[1]	249,397	942,721
Boston Communications Group Inc.[1]	77,239	915,282
Tollgrade Communications Inc.[1]	56,907	908,236
Magnetek Inc.[1]	119,531	903,654
Supertex Inc.[1]	53,778	897,017
PC-Tel Inc.[1]	86,033	888,721
OMNOVA Solutions Inc.[1]	166,878	876,110
Planar Systems Inc.[1]	61,509	875,273
Digi International Inc.[1]	88,019	868,748
Nature’s Sunshine Products Inc.	58,312	865,350
Angelica Corp.	37,106	847,130
Bally Total Fitness Holding Corp.[1]	142,529	835,220
Department 56 Inc.[1]	55,153	815,161
Bell Microproducts Inc.[1]	111,299	801,353
Advanced Marketing Services Inc.	79,842	790,436
Concord Camera Corp.[1]	119,254	748,915
Captaris Inc.[1]	134,767	741,218
Curative Health Services Inc.[1]	53,828	721,295
ArQule Inc.[1]	117,756	699,471
Insurance Auto Auctions Inc.[1]	48,134	699,387
Lydall Inc.[1]	68,552	699,230
NYFIX Inc.[1]	133,249	687,565
Theragenics Corp.[1]	125,503	675,206
Enesco Group Inc.[1]	58,240	669,760
Material Sciences Corp.	59,748	657,228
Gerber Scientific Inc.[1]	92,799	631,033
Roxio Inc.[1]	140,605	628,504
IMCO Recycling Inc.[1]	64,486	607,458
Penford Corp.	36,291	604,608
Castle (A.M.) & Co.[1]	65,623	593,232
Butler Manufacturing Co.	26,375	592,119
On Assignment Inc.[1]	105,258	588,392
Three-Five Systems Inc.[1]	88,896	582,269
CryoLife Inc.[1]	97,290	578,875
Haggar Corp.	28,569	571,380
Phoenix Technologies Ltd.[1]	102,062	550,114
Green Mountain Power Corp.	20,857	539,571
Commonwealth Industries Inc.	67,384	492,577
Ashworth Inc.[1]	56,179	488,757
Intermet Corp.	107,726	484,767
Osteotech Inc.[1]	71,646	462,117
Salton Inc.[1]	47,120	441,514
SCM Microsystems Inc.[1]	64,280	431,319
Wolverine Tube Inc.[1]	50,683	425,230
Cross (A.T.) Co. Class A1	63,412	413,446
Ultimate Electronics Inc.[1]	61,973	404,684
SCPIE Holdings Inc.	41,484	340,169
Meade Instruments Corp.[1]	83,083	335,655
Huffy Corp.[1]	67,469	263,129

TOTAL COMMON STOCKS (Cost: $893,279,909)		1,019,916,123

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 22.78%

MONEY MARKET FUNDS – 8.59%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	60,193,691	$60,193,691
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	21,458,664	21,458,664
BlackRock Temp Cash Money Market Fund[2]	1,004,434	1,004,434
Short-Term Investment Co.– Liquid Assets Money Market Portfolio[2]	5,001,941	5,001,941

		87,658,730
FLOATING RATE NOTES – 4.64%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$975,394	975,374
1.05%, 09/15/04[2,4]	1,950,788	1,950,699
1.06%, 10/12/04[2,4]	975,394	975,343
1.14%, 08/23/04[2,4]	975,394	975,722
CC USA Inc.
1.05%, 04/19/04[2,4]	858,347	858,344
1.06%, 05/24/04[2,4]	1,950,788	1,950,760
1.09%, 07/15/04[2,4]	975,394	975,495
1.51%, 02/15/05[2,4]	1,268,012	1,269,776
Dorada Finance Inc.
1.04%, 07/01/04[2]	682,776	680,981
1.05%, 05/20/04[2,4]	1,950,788	1,950,748
1.24%, 08/09/04[2]	487,697	487,671
1.48%, 01/18/05[2,4]	1,463,091	1,463,033
Five Finance Inc.
1.06%, 04/15/04[2,4]	975,394	975,394
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,950,788	1,950,788
Holmes Financing PLC
1.05%, 04/15/04[2]	195,079	195,079

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[2,4]	$487,697	$487,670
1.05%, 09/27/04[2,4]	2,106,851	2,106,696
1.06%, 04/13/04[2]	975,394	975,392
1.06%, 05/17/04[2]	975,394	975,388
1.46%, 01/12/05[2,4]	975,394	975,318
Links Finance LLC
1.05%, 06/28/04[2]	975,394	975,347
1.06%, 05/04/04[2]	975,394	975,389
1.06%, 07/20/04[2]	780,315	780,268
Nationwide Building Society
1.09%, 07/23/04[2,4]	1,463,091	1,463,091
1.11%, 12/28/04[2,4]	1,950,788	1,950,788
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,853,248	1,853,248
Permanent Financing PLC
1.04%, 03/10/05[2]	1,950,788	1,950,788
1.05%, 12/10/04[2]	975,394	975,394
Sigma Finance Inc.
1.05%, 07/01/04[2]	975,394	975,333
1.06%, 07/20/04[2]	975,394	975,335
1.09%, 10/07/04[2]	1,950,788	1,950,586
1.24%, 08/06/04[2]	487,697	487,680
Tango Finance Corp.
1.05%, 01/18/05[2,4]	858,347	858,277
1.06%, 07/15/04[2,4]	585,236	585,181
1.07%, 02/25/05[2,4]	1,092,441	1,092,244
1.10%, 07/06/04[2,4]	585,236	585,221
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	975,394	975,305
1.32%, 02/04/05[2,4]	487,697	487,615
White Pine Finance LLC
1.04%, 08/26/04[2,4]	975,394	975,333
1.05%, 11/15/04[2,4]	1,170,473	1,170,473
1.06%, 04/20/04[2,4]	975,394	975,394
1.06%, 07/06/04[2,4]	1,170,473	1,170,443

		47,344,404

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
COMMERCIAL PAPER – 4.28%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	$916,870	$916,529
1.03%, 04/20/04[2]	975,394	974,864
1.03%, 04/23/04[2]	1,150,965	1,150,240
1.03%, 04/26/04[2]	975,394	974,696
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	790,069	789,300
Barton Capital Corp.
1.03%, 04/02/04[2]	1,016,536	1,016,507
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	585,236	584,871
1.03%, 05/21/04[2]	975,394	973,998
Corporate Asset Funding
1.05%, 05/21/04[2]	1,014,410	1,012,937
Corporate Receivables Corp.
1.03%, 04/07/04[2]	975,394	975,226
1.04%, 06/03/04[2]	1,950,788	1,947,237
Delaware Funding Corp.
1.03%, 04/02/04[2]	975,394	975,366
1.03%, 05/05/04[2]	1,464,710	1,463,285
1.03%, 05/21/04[2]	487,697	486,999
Edison Asset Securitization
1.07%, 09/21/04[2]	975,394	970,378
Eureka Securitization Inc.
1.03%, 05/25/04[2]	390,158	389,555
1.04%, 04/14/04[2]	1,170,473	1,170,033
Falcon Asset Securitization
1.03%, 04/15/04[2]	1,172,287	1,171,817
1.03%, 04/22/04[2]	1,150,965	1,150,273
1.03%, 04/30/04[2]	975,394	974,585
Galaxy Funding Inc.
1.05%, 05/17/04[2]	975,394	974,091
Gemini Securitization Corp.
1.03%, 04/20/04[2]	585,626	585,308
1.03%, 04/23/04[2]	1,127,302	1,126,592
1.03%, 04/30/04[2]	683,615	683,047
1.03%, 05/24/04[2]	487,697	486,957
1.04%, 04/19/04[2]	487,697	487,444
GIRO Funding US Corp.
1.05%, 05/19/04[2]	487,697	487,014
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,950,788	1,949,950
1.03%, 04/19/04[2]	2,633,563	2,632,207
1.03%, 04/28/04[2]	1,170,473	1,169,568
1.03%, 04/30/04[2]	1,661,583	1,660,205
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	683,478	683,340
1.05%, 04/05/04[2]	790,069	789,977
Polonius Inc.
1.04%, 05/21/04[2]	1,128,531	1,126,901
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	2,048,327	2,047,272
1.04%, 04/23/04[2]	2,243,406	2,241,980
1.04%, 05/20/04[2]	487,697	487,007
Receivables Capital Corp.
1.04%, 04/14/04[2]	858,347	858,025
Scaldis Capital LLC
1.05%, 06/30/04[2]	698,382	696,549
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	975,394	974,891
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	620,448	620,128
1.04%, 04/29/04[2]	878,635	877,924

		43,715,073
TIME DEPOSITS – 3.66%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	6,827,757	6,827,757
1.33%, 02/10/05[2]	975,394	975,268
1.39%, 02/02/05[2]	975,394	975,271
1.40%, 10/25/04[2]	1,950,788	1,950,622
Bank of New York
1.39%, 11/01/04[2]	1,950,788	1,950,673
Bank of Nova Scotia
1.24%, 10/07/04[2]	1,463,091	1,463,015
1.42%, 10/29/04[2]	1,463,091	1,463,154

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	$1,463,091	$1,462,977
1.38%, 11/22/04[2]	487,697	487,721
1.40%, 10/29/04[2]	1,950,788	1,950,759
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	2,926,181	2,926,181
Toronto-Dominion Bank
1.04%, 06/22/04[2]	487,697	487,697
1.22%, 03/23/05[2]	3,413,878	3,413,295
1.34%, 02/10/05[2]	780,315	780,214
1.41%, 11/01/04[2]	1,463,091	1,463,006
UBS Finance (Delaware)
1.06%, 04/01/04[2]	3,901,575	3,901,575
1.10%, 09/08/04[2]	1,950,788	1,941,250
1.11%, 12/17/04[2]	2,926,181	2,902,724

		37,323,159
REPURCHASE AGREEMENTS – 1.15%

Bank of America, NA
1.06%, 04/01/04[2]	3,901,575	3,901,575
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	7,803,151	7,803,151

		11,704,726
U.S. GOVERNMENT AGENCY NOTES – 0.46%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	1,463,091	1,461,174
1.28%, 08/19/04[2]	780,315	776,431
Federal National Mortgage Association
1.28%, 08/20/04[2]	2,536,024	2,523,307

		4,760,912

TOTAL SHORT-TERM INVESTMENTS (Cost: $232,507,004)		232,507,004

TOTAL INVESTMENTS IN SECURITIES – 122.71% (Cost: $1,125,786,913)		1,252,423,127

Other Assets, Less Liabilities – (22.71%)		(231,788,712)

NET ASSETS – 100.00%		1,020,634,415

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.90%

General Electric Co.	50,796	$1,550,294
Exxon Mobil Corp.	32,660	1,358,329
Microsoft Corp.	53,762	1,342,437
Pfizer Inc.	37,976	1,331,059
Citigroup Inc.	25,654	1,326,312
Wal-Mart Stores Inc.	21,554	1,286,558
American International Group Inc.	12,990	926,836
Intel Corp.	32,283	878,098
Cisco Systems Inc.[1]	34,215	804,737
International Business Machines Corp.	8,460	776,966
Johnson & Johnson	14,813	751,315
Procter & Gamble Co.	6,451	676,581
Coca-Cola Co. (The)	12,207	614,012
Bank of America Corp.	7,234	585,809
Altria Group Inc.	10,219	556,425
Verizon Communications Inc.	13,789	503,850
Merck & Co. Inc.	11,107	490,818
Wells Fargo & Company	8,449	478,805
ChevronTexaco Corp.	5,342	468,921
PepsiCo Inc.	8,541	459,933
JP Morgan Chase & Co.	10,279	431,204
Dell Inc.[1]	12,788	429,933
Home Depot Inc.	11,364	424,559
SBC Communications Inc.	16,522	405,450
United Parcel Service Inc. Class B	5,616	392,221
Time Warner Inc.[1]	22,743	383,447
Lilly (Eli) & Co.	5,614	375,577
Amgen Inc.[1]	6,444	374,847
Fannie Mae	4,854	360,895
Hewlett-Packard Co.	15,240	348,082
Viacom Inc. Class B	8,740	342,695
American Express Co.	6,427	333,240
Comcast Corp. Class A1	11,248	323,268
Abbott Laboratories	7,812	321,073
3M Co.	3,916	320,603
Morgan Stanley	5,480	314,004
Oracle Corp.[1]	26,124	313,749
Wachovia Corp.	6,570	308,790
Bank One Corp.	5,592	304,876
Merrill Lynch & Co. Inc.	4,847	288,687
Medtronic Inc.	6,017	287,312
Tyco International Ltd.	9,996	286,385
QUALCOMM Inc.	3,995	265,348
U.S. Bancorp	9,529	263,477
Walt Disney Co. (The)	10,224	255,498
Texas Instruments Inc.	8,652	252,811
Goldman Sachs Group Inc. (The)	2,414	251,901
BellSouth Corp.	9,087	251,619
Wyeth	6,660	250,083
FleetBoston Financial Corp.	5,312	238,509
ConocoPhillips	3,408	237,912
Bristol-Myers Squibb Co.	9,696	234,934
eBay Inc.[1]	3,228	223,797
United Technologies Corp.	2,574	222,136
Lowe’s Companies Inc.	3,936	220,928
Du Pont (E.I.) de Nemours and Co.	4,980	210,256
Anheuser-Busch Companies Inc.	4,068	207,468
Target Corp.	4,560	205,382
Motorola Inc.	11,640	204,864
Freddie Mac	3,446	203,521
UnitedHealth Group Inc.	3,124	201,311
Gillette Co. (The)	4,992	195,187
Washington Mutual Inc.	4,500	192,195
Dow Chemical Co. (The)	4,655	187,503
Schlumberger Ltd.	2,928	186,953
First Data Corp.	4,399	185,462
AT&T Wireless Services Inc.[1]	13,572	184,715
Applied Materials Inc.[1]	8,416	179,934
McDonald’s Corp.	6,253	178,648
MBNA Corp.	6,384	176,390
Boston Scientific Corp.[1]	4,092	173,419
Boeing Co. (The)	4,200	172,494
Walgreen Co.	5,124	168,836
EMC Corp.[1]	12,012	163,483
Yahoo! Inc.[1]	3,331	161,853
Allstate Corp. (The)	3,516	159,837
Kimberly-Clark Corp.	2,483	156,677
Fifth Third Bancorp	2,798	154,925
Alcoa Inc.	4,332	150,277
Cardinal Health Inc.	2,160	148,824
Honeywell International Inc.	4,308	145,826

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Colgate-Palmolive Co.	2,636	$145,244
Carnival Corp.	3,144	141,197
Caterpillar Inc.	1,740	137,582
Nextel Communications Inc. Class A1	5,496	135,916
MetLife Inc.	3,804	135,727
General Motors Corp.	2,808	132,257
Forest Laboratories Inc.[1]	1,824	130,635
Clear Channel Communications Inc.	3,072	130,099
Emerson Electric Co.	2,100	125,832
Sysco Corp.	3,188	124,491
Ford Motor Company	9,156	124,247
Cendant Corp.	5,064	123,511
Marsh & McLennan Companies Inc.	2,652	122,788
Automatic Data Processing Inc.	2,917	122,514
Bank of New York Co. Inc. (The)	3,864	121,716
Illinois Tool Works Inc.	1,536	121,697
Prudential Financial Inc.	2,700	120,906
Gannett Co. Inc.	1,356	119,518
Schering-Plough Corp.	7,344	119,120
Lehman Brothers Holdings Inc.	1,385	114,775
Exelon Corp.	1,632	112,396
FedEx Corp.	1,488	111,838
Southern Company	3,660	111,630
National City Corp.	3,036	108,021
Dominion Resources Inc.	1,620	104,166
AFLAC Inc.	2,568	103,080
Lockheed Martin Corp.	2,256	102,964
Duke Energy Corp.	4,536	102,514
Nike Inc. Class B	1,308	101,854
International Paper Co.	2,400	101,424
Newmont Mining Corp.	2,160	100,721
HCA Inc.	2,472	100,413
Guidant Corp.	1,560	98,857
Gap Inc. (The)	4,476	98,114
SunTrust Banks Inc.	1,404	97,873
BB&T Corp.	2,736	96,581
Progressive Corp. (The)	1,080	94,608
SLM Corp.	2,256	94,414
Baxter International Inc.	3,048	94,153
Hartford Financial Services Group Inc.	1,455	92,683
Northrop Grumman Corp.	933	91,826
Biogen Idec Inc.[1]	1,632	90,739
Analog Devices Inc.	1,878	90,163
Zimmer Holdings Inc.[1]	1,212	89,421
Countrywide Financial Corp.	924	88,612
Occidental Petroleum Corp.	1,920	88,416
Stryker Corp.	996	88,176
WellPoint Health Networks Inc.[1]	775	88,133
Avon Products Inc.	1,161	88,085
General Dynamics Corp.	984	87,901
General Mills Inc.	1,872	87,385
State Street Corp.	1,668	86,953
Capital One Financial Corp.	1,152	86,895
Travelers Property Casualty Corp. Class B	5,016	86,626
Sara Lee Corp.	3,948	86,303
Lucent Technologies Inc.[1]	20,964	86,162
Costco Wholesale Corp.[1]	2,292	86,088
Waste Management Inc.	2,843	85,802
Golden West Financial Corp.	756	84,634
Best Buy Co. Inc.	1,620	83,786
Deere & Co.	1,200	83,172
Sprint Corp. (FON Group)	4,512	83,156
Tribune Co.	1,634	82,419
Kohls Corp.[1]	1,704	82,354
Harley-Davidson Inc.	1,512	80,650
Electronic Arts Inc.[1]	1,488	80,292
Kellogg Co.	2,040	80,050
Schwab (Charles) Corp. (The)	6,780	78,716
Alltel Corp.	1,560	77,828
International Game Technology Inc.	1,728	77,691
Computer Associates International Inc.	2,892	77,679
Maxim Integrated Products Inc.	1,644	77,416
AT&T Corp.	3,948	77,262
PNC Financial Services Group	1,392	77,145
Union Pacific Corp.	1,272	76,091
Omnicom Group Inc.	948	76,077
Apollo Group Inc. Class A1	876	75,432
Agilent Technologies Inc.[1]	2,376	75,153
Corning Inc.[1]	6,648	74,325
Caremark Rx Inc.[1]	2,230	74,134
Starbucks Corp.[1]	1,956	73,839

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
McGraw-Hill Companies Inc. (The)	960	$73,094
ConAgra Foods Inc.	2,688	72,415
Weyerhaeuser Co.	1,104	72,312
Danaher Corp.	768	71,708
Symantec Corp.[1]	1,536	71,117
Franklin Resources Inc.	1,260	70,157
Apache Corp.	1,620	69,935
CVS Corp.	1,968	69,470
Aetna Inc.	768	68,905
Sun Microsystems Inc.[1]	16,332	67,941
Entergy Corp.	1,140	67,830
Masco Corp.	2,225	67,729
Devon Energy Corp.	1,164	67,687
Mellon Financial Corp.	2,148	67,211
Paychex Inc.	1,884	67,070
Wrigley (William Jr.) Co.	1,128	66,687
Halliburton Co.	2,184	66,372
Heinz (H.J.) Co.	1,764	65,780
Anadarko Petroleum Corp.	1,260	65,344
Xilinx Inc.[1]	1,716	65,208
American Electric Power Co. Inc.	1,980	65,182
Chubb Corp.	936	65,089
Raytheon Co.	2,076	65,062
FirstEnergy Corp.	1,644	64,247
KeyCorp	2,100	63,609
Burlington Resources Inc.	996	63,375
Anthem Inc.[1]	696	63,085
Hancock (John) Financial Services Inc.	1,440	62,914
Staples Inc.[1]	2,472	62,764
St. Jude Medical Inc.[1]	864	62,294
Kroger Co.[1]	3,720	61,901
TJX Companies Inc.	2,520	61,891
FPL Group Inc.	924	61,769
Becton, Dickinson & Co.	1,272	61,667
Bed Bath & Beyond Inc.[1]	1,476	61,638
Baker Hughes Inc.	1,680	61,286
PG&E Corp.[1]	2,076	60,142
ACE Ltd.	1,392	59,383
Praxair Inc.	1,596	59,243
Broadcom Corp. Class A1	1,512	59,225
Burlington Northern Santa Fe Corp.	1,860	58,590
Lexmark International Inc.[1]	636	58,512
Ingersoll-Rand Co. Class A	860	58,179
Equity Office Properties Trust	2,004	57,896
Marathon Oil Corp.	1,718	57,845
Linear Technology Corp.	1,560	57,751
Principal Financial Group Inc.	1,620	57,721
Xerox Corp.[1]	3,960	57,697
Progress Energy Inc.	1,224	57,626
Veritas Software Corp.[1]	2,136	57,480
Air Products & Chemicals Inc.	1,140	57,137
Gilead Sciences Inc.[1]	1,008	56,216
Simon Property Group Inc.	960	56,102
Fortune Brands Inc.	732	56,093
Yum! Brands Inc.[1]	1,476	56,073
Campbell Soup Co.	2,052	55,958
Southwest Airlines Co.	3,936	55,931
Johnson Controls Inc.	942	55,719
Public Service Enterprise Group Inc.	1,176	55,248
Coca-Cola Enterprises Inc.	2,280	55,108
SouthTrust Corp.	1,656	54,913
Loews Corp.	924	54,571
Allergan Inc.	648	54,536
Archer-Daniels-Midland Co.	3,228	54,456
M&T Bank Corp.	600	53,910
Hershey Foods Corp.	648	53,687
Univision Communications Inc. Class A1	1,608	53,080
Moody’s Corp.	744	52,675
Genzyme Corp.[1]	1,116	52,497
XL Capital Ltd. Class A	684	52,011
Clorox Co.	1,056	51,649
Limited Brands Inc.	2,580	51,600
Northern Trust Corp.	1,104	51,435
Micron Technology Inc.[1]	3,048	50,932
May Department Stores Co. (The)	1,440	49,795
Consolidated Edison Inc.	1,128	49,745
PPG Industries Inc.	852	49,672
PACCAR Inc.	882	49,604
Pitney Bowes Inc.	1,164	49,598
Biomet Inc.	1,284	49,254
Marriott International Inc. Class A	1,152	49,018

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Apple Computer Inc.[1]	1,812	$49,015
KLA-Tencor Corp.[1]	972	48,940
Federated Department Stores Inc.	900	48,645
Unocal Corp.	1,296	48,315
Monsanto Co.	1,308	47,964
Comerica Inc.	876	47,584
Sprint Corp. (PCS Group)[1]	5,172	47,582
Penney (J.C.) Co. Inc. (Holding Co.)	1,368	47,579
Sears, Roebuck and Co.	1,090	46,826
Electronic Data Systems Corp.	2,400	46,440
TXU Corp.	1,620	46,429
New York Community Bancorp Inc.	1,350	46,278
Medco Health Solutions Inc.[1]	1,356	46,104
Adobe Systems Inc.	1,164	45,896
St. Paul Companies Inc.	1,140	45,611
Safeway Inc.[1]	2,208	45,441
Bear Stearns Companies Inc. (The)	518	45,418
Block (H & R) Inc.	888	45,315
MBIA Inc.	720	45,144
Intuit Inc.[1]	996	44,700
Rohm & Haas Co.	1,116	44,461
Transocean Inc.[1]	1,594	44,457
AON Corp.	1,572	43,874
McKesson Corp.	1,452	43,691
Norfolk Southern Corp.	1,956	43,208
Eaton Corp.	768	43,154
Georgia-Pacific Corp.	1,272	42,854
Lennar Corp. Class A	792	42,792
Quest Diagnostics Inc.	516	42,740
Marshall & Ilsley Corp.	1,128	42,650
Washington Post Company (The) Class B	48	42,452
Lincoln National Corp.	888	42,020
Ameren Corp.	909	41,896
CIGNA Corp.	708	41,786
D.R. Horton Inc.	1,176	41,666
Chiron Corp.[1]	936	41,193
Equity Residential	1,380	41,193
AmSouth Bancorp	1,752	41,189
American Standard Companies Inc.[1]	360	40,950
Regions Financial Corp.	1,116	40,756
Albertson’s Inc.	1,836	40,667
PPL Corp.	888	40,493
Starwood Hotels & Resorts Worldwide Inc.	995	40,297
Ambac Financial Group Inc.	540	39,841
Edison International	1,632	39,641
Mattel Inc.	2,148	39,609
Charter One Financial Inc.	1,116	39,462
SunGard Data Systems Inc.[1]	1,440	39,456
Pepsi Bottling Group Inc.	1,320	39,270
Dover Corp.	1,008	39,080
Jefferson-Pilot Corp.	708	38,947
Altera Corp.[1]	1,896	38,773
National Semiconductor Corp.[1]	867	38,521
Phelps Dodge Corp.[1]	471	38,462
AutoZone Inc.[1]	444	38,171
Valero Energy Corp.	636	38,135
Qwest Communications International Inc.[1]	8,844	38,118
Coach Inc.[1]	924	37,875
Kinder Morgan Inc.	600	37,812
Computer Sciences Corp.[1]	936	37,749
Eastman Kodak Co.	1,428	37,371
Network Appliance Inc.[1]	1,728	37,066
Cintas Corp.	852	37,053
Synovus Financial Corp.	1,512	36,968
Ecolab Inc.	1,284	36,632
Textron Inc.	684	36,355
Cinergy Corp.	888	36,310
Sempra Energy	1,128	35,870
Xcel Energy Inc.	1,992	35,477
Cincinnati Financial Corp.	804	34,934
ITT Industries Inc.	456	34,806
Fiserv Inc.[1]	972	34,768
Pulte Homes Inc.	624	34,694
PeopleSoft Inc.[1]	1,872	34,613
DTE Energy Co.	840	34,566
Avery Dennison Corp.	552	34,340
BJ Services Co.[1]	792	34,270
Affiliated Computer Services Inc. Class A1	660	34,254
Centex Corp.	624	33,733

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
T. Rowe Price Group Inc.	624	$33,590
Constellation Energy Group Inc.	840	33,558
Freeport-McMoRan Copper & Gold Inc.	858	33,539
Nabors Industries Ltd.[1]	732	33,489
Parker Hannifin Corp.	588	33,222
Avaya Inc.[1]	2,088	33,157
New York Times Co. Class A	744	32,885
Rockwell Automation Inc.	936	32,451
Fidelity National Financial Inc.	818	32,393
Donnelley (R.R.) & Sons Co.	1,070	32,367
CSX Corp.	1,068	32,350
ProLogis	900	32,283
Dollar General Corp.	1,680	32,256
North Fork Bancorp Inc.	756	31,994
Interpublic Group of Companies Inc.[1]	2,076	31,929
Newell Rubbermaid Inc.	1,368	31,738
Tyson Foods Inc. Class A	1,752	31,624
MGIC Investment Corp.	492	31,601
Sovereign Bancorp Inc.	1,464	31,359
L-3 Communications Holdings Inc.	526	31,286
Legg Mason Inc.	336	31,174
Family Dollar Stores Inc.	864	31,061
AmerisourceBergen Corp.	564	30,840
Hilton Hotels Corp.	1,896	30,810
Mylan Laboratories Inc.	1,344	30,549
Torchmark Corp.	564	30,338
Harrah’s Entertainment Inc.	552	30,299
KeySpan Corp.	792	30,270
SAFECO Corp.	696	30,046
UST Inc.	828	29,891
First Tennessee National Corp.	624	29,765
Plum Creek Timber Co. Inc.	912	29,622
Express Scripts Inc.[1]	396	29,538
GreenPoint Financial Corp.	672	29,373
Office Depot Inc.[1]	1,560	29,359
Jabil Circuit Inc.[1]	996	29,312
JDS Uniphase Corp.[1]	7,176	29,206
National Commerce Financial Corp.	1,020	29,182
XTO Energy Inc.	1,155	29,152
Knight Ridder Inc.	396	29,007
Varian Medical Systems Inc.[1]	336	29,000
Amerada Hess Corp.	444	28,984
Molex Inc.	948	28,810
Murphy Oil Corp.	456	28,714
Brown-Forman Corp. Class B	600	28,596
Siebel Systems Inc.[1]	2,484	28,591
Career Education Corp.[1]	504	28,547
MedImmune Inc.[1]	1,236	28,527
Sanmina-SCI Corp.[1]	2,580	28,406
CDW Corp.	420	28,396
Union Planters Corp.	948	28,298
Genuine Parts Co.	864	28,270
Advanced Micro Devices Inc.[1]	1,740	28,240
MeadWestvaco Corp.	996	28,177
Sherwin-Williams Co. (The)	732	28,131
Rockwell Collins Inc.	888	28,070
Delphi Corp.	2,808	27,968
Tiffany & Co.	732	27,940
IMS Health Inc.	1,200	27,912
Health Management Associates Inc. Class A	1,200	27,852
NiSource Inc.	1,308	27,795
Mohawk Industries Inc.[1]	336	27,670
Microchip Technology Inc.	1,032	27,410
Banknorth Group Inc.	804	27,368
Nordstrom Inc.	684	27,292
RadioShack Corp.	816	27,059
Smith International Inc.[1]	504	26,969
Cooper Industries Ltd.	468	26,760
Weatherford International Ltd.[1]	633	26,605
AES Corp. (The)[1]	3,108	26,511
EOG Resources Inc.	576	26,433
Dean Foods Co.[1]	780	26,052
Kerr-McGee Corp.	504	25,956
Noble Corp.[1]	672	25,818
Harman International Industries Inc.	324	25,790
Bard (C.R.) Inc.	264	25,777
R.J. Reynolds Tobacco Holdings Inc.	420	25,410
Zions Bancorporation	444	25,397
Compass Bancshares Inc.	612	25,380
Millennium Pharmaceuticals Inc.[1]	1,500	25,350
Commerce Bancorp Inc.	384	25,298

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Huntington Bancshares Inc.	1,140	$25,297
VF Corp.	540	25,218
Waters Corp.[1]	612	24,994
Williams Companies Inc.	2,592	24,805
Scientific-Atlanta Inc.	756	24,449
E*TRADE Financial Corp.[1]	1,824	24,350
Nucor Corp.	396	24,346
Novellus Systems Inc.[1]	756	24,033
Whirlpool Corp.	348	23,967
Sunoco Inc.	384	23,954
Vulcan Materials Co.	504	23,910
Unisys Corp.[1]	1,656	23,648
Everest Re Group Ltd.	276	23,581
AutoNation Inc.[1]	1,380	23,529
McCormick & Co. Inc.	696	23,330
Ross Stores Inc.	756	23,141
Barr Pharmaceuticals Inc.[1]	504	23,134
Watson Pharmaceuticals Inc.[1]	540	23,107
Thermo Electron Corp.[1]	816	23,076
Patterson Dental Co.[1]	336	23,053
Jones Apparel Group Inc.	636	22,991
Wendy’s International Inc.	564	22,949
American Power Conversion Corp.	996	22,918
Teradyne Inc.[1]	960	22,877
Omnicare Inc.	516	22,874
Leggett & Platt Inc.	960	22,762
Synopsys Inc.[1]	780	22,589
Whole Foods Market Inc.	300	22,485
SanDisk Corp.[1]	792	22,469
IVAX Corp.[1]	984	22,406
Old Republic International Corp.	912	22,399
BMC Software Inc.[1]	1,128	22,052
Grainger (W.W.) Inc.	456	21,888
Black & Decker Corp.	384	21,865
United States Steel Corp.	582	21,691
El Paso Corp.	3,048	21,671
NVIDIA Corp.[1]	816	21,616
UNUMProvident Corp.	1,476	21,594
Republic Services Inc.	792	21,439
Allied Waste Industries Inc.[1]	1,608	21,402
Novell Inc.[1]	1,872	21,303
Hillenbrand Industries Inc.	312	21,182
ENSCO International Inc.	744	20,958
Sealed Air Corp.[1]	420	20,887
Expeditors International Washington Inc.	528	20,851
Applera Corp. – Applied Biosystems Group	1,044	20,650
NCR Corp.[1]	468	20,620
Fastenal Co.	384	20,617
Manpower Inc.	443	20,599
Darden Restaurants Inc.	828	20,526
SUPERVALU Inc.	672	20,523
Mercury Interactive Corp.[1]	456	20,429
Hormel Foods Corp.	696	20,414
Telephone & Data Systems Inc.	287	20,340
Lear Corp.	327	20,261
King Pharmaceuticals Inc.[1]	1,200	20,208
Sepracor Inc.[1]	420	20,202
Robert Half International Inc.[1]	852	20,124
Williams-Sonoma Inc.[1]	588	20,110
Chico’s FAS Inc.[1]	432	20,045
Radian Group Inc.	468	19,937
Oxford Health Plans Inc.	408	19,931
Liz Claiborne Inc.	540	19,813
CenturyTel Inc.	720	19,793
Caesars Entertainment Inc.[1]	1,512	19,716
Janus Capital Group Inc.	1,200	19,656
PETsMART Inc.	720	19,627
Energizer Holdings Inc.[1]	420	19,610
Dow Jones & Co. Inc.	408	19,547
SCANA Corp.	552	19,513
Cadence Design Systems Inc.[1]	1,320	19,457
Dun & Bradstreet Corp.[1]	360	19,260
Sigma-Aldrich Corp.	348	19,258
Hasbro Inc.	876	19,053
Coventry Health Care Inc.[1]	450	19,048
DST Systems Inc.[1]	420	19,047
Providian Financial Corp.[1]	1,452	19,021
Pioneer Natural Resources Co.	588	18,992
Alberto-Culver Co.	432	18,952
Wisconsin Energy Corp.	588	18,904

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Ball Corp.	276	$18,707
Engelhard Corp.	624	18,651
Brunswick Corp.	456	18,618
Energy East Corp.	732	18,564
Leucadia National Corp.	347	18,488
Citizens Communications Co.[1]	1,428	18,478
KB Home	228	18,422
TCF Financial Corp.	360	18,385
Hibernia Corp. Class A	780	18,322
Brinker International Inc.[1]	480	18,206
Outback Steakhouse Inc.	372	18,116
Tellabs Inc.[1]	2,088	18,019
Equifax Inc.	696	17,971
Pinnacle West Capital Corp.	456	17,944
Toys R Us Inc.[1]	1,068	17,942
PMI Group Inc. (The)	480	17,933
Mandalay Resort Group	312	17,865
Sabre Holdings Corp.	720	17,863
Autodesk Inc.	564	17,834
Liberty Property Trust	396	17,820
Dollar Tree Stores Inc.[1]	576	17,793
GTECH Holdings Corp.	300	17,742
LSI Logic Corp.[1]	1,896	17,709
Citrix Systems Inc.[1]	816	17,642
Pactiv Corp.[1]	792	17,622
CenterPoint Energy Inc.	1,536	17,556
DENTSPLY International Inc.	396	17,555
Temple-Inland Inc.	276	17,482
SPX Corp.	384	17,464
CH Robinson Worldwide Inc.	420	17,430
SEI Investment Co.	528	17,424
Pepco Holdings Inc.	852	17,415
Comverse Technology Inc.[1]	960	17,414
Stanley Works (The)	408	17,413
Diebold Inc.	360	17,323
Vishay Intertechnology Inc.[1]	804	17,157
Beckman Coulter Inc.	312	17,016
Mercantile Bankshares Corp.	396	17,016
Federated Investors Inc. Class B	540	16,972
Constellation Brands Inc.[1]	528	16,949
Berkley (W.R.) Corp.	420	16,750
Associated Bancorp	372	16,662
Gentex Corp.	384	16,658
Zebra Technologies Corp. Class A1	240	16,649
International Flavors & Fragrances Inc.	468	16,614
Goodrich (B.F.) Co.	588	16,505
ChoicePoint Inc.[1]	432	16,429
Eastman Chemical Co.	384	16,389
Toll Brothers Inc.[1]	360	16,355
Lam Research Corp.[1]	648	16,336
Michaels Stores Inc.	336	16,336
Harris Corp.	336	16,266
Abercrombie & Fitch Co. Class A	480	16,243
Ashland Inc.	348	16,179
PacifiCare Health Systems Inc.[1]	408	16,136
Belo (A.H.) Corp.	576	15,990
Navistar International Corp.[1]	348	15,956
Symbol Technologies Inc.	1,152	15,898
Bausch & Lomb Inc.	264	15,832
Cephalon Inc.[1]	276	15,818
Fluor Corp.	408	15,786
Manor Care Inc.	444	15,669
Intersil Corp. Class A	696	15,514
Edwards (A.G.) Inc.	396	15,492
Lincare Holdings Inc.[1]	492	15,459
QLogic Corp.[1]	468	15,449
Henry Schein Inc.[1]	216	15,427
Atmel Corp.[1]	2,364	15,366
Storage Technology Corp.[1]	552	15,362
Questar Corp.	420	15,305
Humana Inc.[1]	804	15,292
AMB Property Corp.	408	15,165
ALLETE Inc.	432	15,159
CarMax Inc.[1]	516	15,067
Astoria Financial Corp.	396	15,060
Arrow Electronics Inc.[1]	588	14,970
Smithfield Foods Inc.[1]	552	14,970
Boise Cascade Corp.	432	14,969
Peabody Energy Corp.	321	14,930
International Rectifier Corp.[1]	324	14,901
Pentair Inc.	252	14,868

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Pogo Producing Co.	324	$14,862
Gallagher (Arthur J.) & Co.	456	14,852
Westwood One Inc.[1]	504	14,843
Monster Worldwide Inc.[1]	564	14,777
Dana Corp.	744	14,776
PepsiAmericas Inc.	720	14,702
Avnet Inc.[1]	600	14,694
Ceridian Corp.[1]	744	14,664
PMC-Sierra Inc.[1]	864	14,662
Apartment Investment & Management Co. Class A	468	14,550
Hospitality Properties Trust	313	14,523
Network Associates Inc.[1]	804	14,472
Patterson-UTI Energy Inc.[1]	408	14,447
Cognizant Technology Solutions Corp.[1]	319	14,435
Unitrin Inc.	336	14,414
Alliant Energy Corp.	552	14,385
City National Corp.	240	14,376
Compuware Corp.[1]	1,920	14,304
Corinthian Colleges Inc.[1]	432	14,282
NVR Inc.[1]	31	14,260
Pall Corp.	624	14,159
Fairchild Semiconductor International Inc. Class A1	588	14,130
Health Net Inc.[1]	564	14,061
Apogent Technologies Inc.[1]	456	13,990
Equitable Resources Inc.	312	13,859
Tektronix Inc.	420	13,738
Precision Castparts Corp.	312	13,737
Bemis Co.	528	13,728
TECO Energy Inc.	936	13,694
Community Health Systems Inc.[1]	492	13,692
Louisiana-Pacific Corp.	528	13,622
Noble Energy Inc.	288	13,565
Brown & Brown Inc.	348	13,488
Rent-A-Center Inc.[1]	408	13,460
New Plan Excel Realty Trust	492	13,456
Andrew Corp.[1]	768	13,440
NSTAR	264	13,390
Investors Financial Services Corp.	324	13,388
Silicon Laboratories Inc.[1]	252	13,326
Smucker (J.M.) Co. (The)	252	13,301
AmeriCredit Corp.[1]	780	13,283
Universal Health Services Inc. Class B	288	13,268
Eaton Vance Corp.	348	13,266
MDU Resources Group Inc.	564	13,248
Newfield Exploration Co.[1]	276	13,229
3Com Corp.[1]	1,872	13,216
Lyondell Chemical Co.	888	13,178
PerkinElmer Inc.	636	13,159
Protective Life Corp.	348	13,033
Fair Isaac Corp.	360	12,989
Neiman-Marcus Group Inc. Class A	240	12,946
Mack-Cali Realty Corp.	288	12,934
Bank of Hawaii Corp.	276	12,787
JetBlue Airways Corp.[1]	504	12,746
Meredith Corp.	252	12,741
Cummins Inc.	216	12,625
Ryder System Inc.	324	12,549
Northeast Utilities	672	12,533
Maytag Corp.	396	12,502
Coors (Adolf) Company Class B	180	12,501
NBTY Inc.[1]	336	12,492
United Dominion Realty Trust Inc.	636	12,478
National Instruments Corp.	396	12,458
Hovnanian Enterprises Inc. Class A1	288	12,427
International Speedway Corp. Class A	264	12,408
Valspar Corp. (The)	252	12,406
Reebok International Ltd.	300	12,405
Millipore Corp.[1]	240	12,331
Jacobs Engineering Group Inc.[1]	276	12,310
Cypress Semiconductor Corp.[1]	600	12,282
Cytyc Corp.[1]	552	12,282
Wilmington Trust Corp.	324	12,108
First American Corp.	396	12,046
Bowater Inc.	276	12,042
Hubbell Inc. Class B	300	12,039
Saks Inc.[1]	684	12,038
DPL Inc.	636	11,925
Packaging Corporation of America	528	11,912
ADTRAN Inc.	396	11,892
National-Oilwell Inc.[1]	420	11,878

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Circuit City Stores Inc.	1,044	$11,797
Tech Data Corp.[1]	288	11,791
Fremont General Corp.	384	11,750
CIENA Corp.[1]	2,364	11,749
Great Plains Energy Inc.	347	11,725
ADC Telecommunications Inc.[1]	4,032	11,693
CheckFree Corp.[1]	396	11,666
Sonoco Products Co.	480	11,654
Cooper Cameron Corp.[1]	264	11,629
Webster Financial Corp.	228	11,562
Colonial BancGroup Inc. (The)	624	11,544
Triad Hospitals Inc.[1]	372	11,465
Pride International Inc.[1]	672	11,464
Donaldson Co. Inc.	432	11,461
Education Management Corp.[1]	360	11,459
OGE Energy Corp.	432	11,422
Applebee’s International Inc.	276	11,413
Entercom Communications Corp.[1]	252	11,408
Certegy Inc.	324	11,346
Cullen/Frost Bankers Inc.	264	11,289
Independence Community Bank Corp.	276	11,247
BorgWarner Inc.	132	11,198
Hunt (J.B.) Transport Services Inc.[1]	396	11,155
M.D.C. Holdings Inc.	158	11,151
Protein Design Labs Inc.[1]	468	11,148
Martin Marietta Materials Inc.	240	11,078
O’Reilly Automotive Inc.[1]	276	11,051
Cheesecake Factory (The)[1]	239	11,025
Renal Care Group Inc.[1]	240	10,982
Barnes & Noble Inc.[1]	336	10,954
Convergys Corp.[1]	720	10,944
FirstMerit Corp.	420	10,941
Covance Inc.[1]	312	10,745
American Financial Group Inc.	360	10,739
Viad Corp.	444	10,731
HON Industries Inc.	288	10,702
Timberland Co. Class A1	180	10,701
Ryland Group Inc.	120	10,660
Medicis Pharmaceutical Corp. Class A	264	10,560
ONEOK Inc.	468	10,553
Activision Inc.[1]	666	10,536
Pier 1 Imports Inc.	444	10,523
DeVry Inc.[1]	348	10,492
Rayonier Inc. REIT	240	10,490
HCC Insurance Holdings Inc.	324	10,475
Puget Energy Inc.	468	10,469
Alliant Techsystems Inc.[1]	192	10,445
Polycom Inc.[1]	492	10,445
Ruby Tuesday Inc.	324	10,417
Stericycle Inc.[1]	216	10,338
Timken Co. (The)	444	10,314
Krispy Kreme Doughnuts Inc.[1]	300	10,302
Lee Enterprises Inc.	228	10,301
Claire’s Stores Inc.	492	10,253
IDEXX Laboratories Inc.[1]	180	10,237
Cabot Corp.	312	10,234
First Health Group Corp.[1]	468	10,230
Aqua America Inc.	468	10,146
Harte-Hanks Inc.	432	10,117
Deluxe Corp.	252	10,105
Standard-Pacific Corp.	168	10,080
Sybase Inc.[1]	480	10,075
Teleflex Inc.	204	10,043
National Fuel Gas Co.	408	10,037
Oshkosh Truck Corp.	180	10,026
Valeant Pharmaceuticals International	420	10,025
IndyMac Bancorp Inc.	276	10,016
Scotts Co. (The) Class A1	156	10,007
Waddell & Reed Financial Inc. Class A	408	10,004
CBRL Group Inc.	252	9,989
Graco Inc.	342	9,956
Hawaiian Electric Industries Inc.	192	9,953
Crane Co.	300	9,900
Rowan Companies Inc.[1]	468	9,870
BISYS Group Inc. (The)[1]	588	9,855
Polaris Industries Inc.	216	9,815
Charles River Laboratories International Inc.[1]	228	9,770
AnnTaylor Stores Corp.[1]	228	9,758
Washington Federal Inc.	382	9,752
Jefferies Group Inc.	276	9,751
Respironics Inc.[1]	180	9,724

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Pacific Sunwear of California Inc.[1]	396	$9,718
American Eagle Outfitters Inc.[1]	360	9,706
Copart Inc.[1]	444	9,648
Calpine Corp.[1]	2,064	9,639
Provident Financial Group Inc.	240	9,638
Regis Corp.	216	9,599
INAMED Corp.[1]	180	9,590
Herman Miller Inc.	360	9,587
Edwards Lifesciences Corp.[1]	300	9,585
MGI Pharma Inc.[1]	156	9,557
Pharmaceutical Resources Inc.[1]	168	9,552
Reynolds & Reynolds Co. (The) Class A	336	9,546
RPM International Inc.	576	9,527
Advanced Fibre Communications Inc.[1]	432	9,517
Tootsie Roll Industries Inc.	260	9,489
Vectren Corp.	384	9,473
AGL Resources Inc.	324	9,402
StanCorp Financial Group Inc.	144	9,396
Snap-On Inc.	288	9,314
Grant Prideco Inc.[1]	600	9,300
Extended Stay America Inc.	480	9,298
Harsco Corp.	204	9,282
Urban Outfitters Inc.[1]	192	9,228
Acxiom Corp.	420	9,223
Accredo Health Inc.[1]	240	9,144
UCBH Holdings Inc.	228	9,129
Allmerica Financial Corp.[1]	264	9,121
Borders Group Inc.	384	9,116
Shurgard Storage Centers Inc. Class A	228	9,097
FMC Technologies Inc.[1]	336	9,082
Florida Rock Industries Inc.	215	9,062
Integrated Circuit Systems Inc.[1]	360	9,011
Steris Corp.[1]	348	8,978
Raymond James Financial Inc.	360	8,946
Furniture Brands International Inc.	276	8,887
South Financial Group Inc. (The)	300	8,877
Varco International Inc.[1]	492	8,861
BJ’s Wholesale Club Inc.[1]	348	8,857
Carlisle Companies Inc.	156	8,837
Church & Dwight Co. Inc.	204	8,835
Applied Micro Circuits Corp.[1]	1,536	8,832
Avocent Corp.[1]	240	8,830
Patina Oil & Gas Corp.	336	8,820
99 Cents Only Stores[1]	360	8,791
New Century Financial Corp.	180	8,741
Allegheny Energy Inc.[1]	636	8,720
Roper Industries Inc.	180	8,685
Hudson United Bancorp	228	8,675
Skyworks Solutions Inc.[1]	744	8,675
Global Payments Inc.	192	8,655
AMETEK Inc.	336	8,615
WPS Resources Corp.	180	8,604
Tom Brown Inc.[1]	228	8,573
Gateway Inc.[1]	1,620	8,554
Henry (Jack) & Associates Inc.	444	8,551
Big Lots Inc.[1]	588	8,526
Whitney Holding Corp.	204	8,515
Semtech Corp.[1]	372	8,493
Hughes Supply Inc.	162	8,489
First Bancorp	204	8,486
Westamerica Bancorp	168	8,477
CNF Inc.	252	8,467
Hyperion Solutions Corp.[1]	204	8,456
Tidewater Inc.	300	8,439
Cooper Companies Inc.	156	8,424
Plantronics Inc.[1]	228	8,347
TECHNE Corp.[1]	204	8,325
Lubrizol Corp.	264	8,313
Cree Inc.[1]	372	8,296
Arch Coal Inc.	264	8,287
Worthington Industries Inc.	432	8,281
Titan Corp. (The)[1]	408	8,238
IMC Global Inc.	576	8,237
Pharmaceutical Product Development Inc.[1]	276	8,222
Massey Energy Co.	372	8,210
Cerner Corp.[1]	180	8,134
Zale Corp.[1]	132	8,125
Yellow Roadway Corp.[1]	240	8,081
Media General Inc. Class A	120	8,074
Linens `n Things Inc.[1]	228	8,073
Dillards Inc. Class A	420	8,047

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Peoples Energy Corp.	180	$8,037
Valassis Communications Inc.[1]	264	8,026
York International Corp.	204	8,019
Take-Two Interactive Software Inc.[1]	216	7,944
Airgas Inc.	372	7,924
Integrated Device Technology Inc.[1]	528	7,920
Essex Property Trust Inc.	120	7,860
Performance Food Group Co.[1]	228	7,832
RF Micro Devices Inc.[1]	924	7,817
First Midwest Bancorp Inc.	228	7,784
Western Gas Resources Inc.	153	7,780
AmerUs Group Co.	192	7,747
Thor Industries Inc.	288	7,736
Greater Bay Bancorp	264	7,722
FMC Corp.[1]	180	7,708
AGCO Corp.[1]	372	7,704
Flagstar Bancorp Inc.	300	7,695
Pep Boys-Manny, Moe & Jack Inc.	276	7,659
American Greetings Corp. Class A1	336	7,651
Downey Financial Corp.	144	7,618
Brink’s Co. (The)	276	7,612
Nicor Inc.	216	7,610
Fossil Inc.[1]	228	7,604
ResMed Inc.[1]	168	7,592
Sylvan Learning Systems Inc.[1]	216	7,584
Pediatrix Medical Group Inc.[1]	120	7,560
Varian Semiconductor Equipment Associates Inc.[1]	180	7,560
Gartner Inc. Class A1	648	7,549
MONY Group Inc. (The)[1]	240	7,546
Westar Energy Inc.	360	7,546
Apria Healthcare Group Inc.[1]	252	7,545
Werner Enterprises Inc.	396	7,504
Cooper Tire & Rubber Co.	372	7,496
Goodyear Tire & Rubber Co. (The)[1]	876	7,481
Dynegy Inc. Class A1	1,884	7,461
Blyth Inc.	228	7,449
Toro Co.	120	7,440
Tractor Supply Co.[1]	192	7,434
Kennametal Inc.	180	7,429
Ethan Allen Interiors Inc.	180	7,427
Energen Corp.	180	7,425
Evergreen Resources Inc.[1]	216	7,420
Boyd Gaming Corp.	324	7,416
Idex Corp.	168	7,305
MAF Bancorp Inc.	168	7,301
Callaway Golf Co.	384	7,288
Lancaster Colony Corp.	180	7,272
Duquesne Light Holdings Inc.	372	7,254
WGL Holdings Inc.	240	7,224
Helmerich & Payne Inc.	252	7,220
Swift Transportation Co. Inc.[1]	420	7,211
Corn Products International Inc.	180	7,200
Avid Technology Inc.[1]	156	7,196
CMS Energy Corp.[1]	804	7,196
Cognex Corp.	216	7,182
Staten Island Bancorp Inc.	288	7,165
FactSet Research Systems Inc.	168	7,150
UGI Corp.	216	7,111
Piedmont Natural Gas Co.	168	7,093
United Stationers Inc.[1]	168	7,073
Invacare Corp.	156	7,042
Perrigo Co.	348	6,977
Cymer Inc.[1]	180	6,950
Readers Digest Association Inc. (The)	492	6,927
Highwoods Properties Inc.	264	6,919
AptarGroup Inc.	180	6,912
ArvinMeritor Inc.	348	6,901
CEC Entertainment Inc.[1]	198	6,871
Mentor Corp.	228	6,863
Hilb, Rogal & Hamilton Co.	180	6,858
Cytec Industries Inc.	192	6,829
United Rentals Inc.[1]	384	6,824
Southern Union Co.[1]	360	6,822
Imation Corp.	180	6,772
Varian Inc.[1]	168	6,749
Alexander & Baldwin Inc.	204	6,748
East West Bancorp Inc.	120	6,720
SCP Pool Corp.[1]	180	6,707
Briggs & Stratton Corp.	99	6,680
Forest Oil Corp.[1]	264	6,666
P.F. Chang’s China Bistro Inc.[1]	132	6,641

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
United Bancshares Inc.	216	$6,588
Sonic Corp.[1]	192	6,582
Ascential Software Corp.[1]	300	6,576
Emmis Communications Corp.[1]	276	6,572
Overseas Shipholding Group Inc.	180	6,570
Delphi Financial Group Inc. Class A	156	6,555
Stone Energy Corp.[1]	132	6,529
Atmos Energy Corp.	252	6,444
Benchmark Electronics Inc.[1]	204	6,422
WebEx Communications Inc.[1]	216	6,422
Flir Systems Inc.[1]	168	6,404
Dycom Industries Inc.[1]	240	6,365
Hot Topic Inc.[1]	240	6,348
Southwest Bancorp of Texas Inc.	168	6,339
Trinity Industries Inc.	228	6,338
Hercules Inc.[1]	552	6,337
Visteon Corp.	660	6,316
Nordson Corp.	168	6,293
Thomas & Betts Corp.	288	6,284
Arbitron Inc.[1]	156	6,281
Philadelphia Consolidated Holding Corp.[1]	108	6,264
Macromedia Inc.[1]	312	6,262
Diagnostic Products Corp.	144	6,235
LifePoint Hospitals Inc.[1]	192	6,209
US Oncology Inc.[1]	420	6,208
Mentor Graphics Corp.[1]	348	6,201
KEMET Corp.[1]	432	6,195
CACI International Inc. Class A1	144	6,192
Community First Bankshares Inc.	192	6,171
Minerals Technologies Inc.	108	6,167
PNM Resources Inc.	204	6,130
Banta Corp.	132	6,110
Universal Corp.	120	6,098
Micrel Inc.[1]	456	6,088
Spinnaker Exploration Co.[1]	168	6,035
Quiksilver Inc.[1]	276	6,031
Parametric Technology Corp.[1]	1,332	6,021
Great Lakes Chemical Corp.	252	6,010
Ohio Casualty Corp.[1]	300	5,997
Flowers Foods Inc.	228	5,983
Commercial Federal Corp.	216	5,962
Steel Dynamics Inc.[1]	240	5,947
Chittenden Corp.	180	5,940
Capital Automotive	168	5,932
Tetra Tech Inc.[1]	276	5,923
Unit Corporation[1]	216	5,923
Albemarle Corp.	204	5,916
Cimarex Energy Co.[1]	204	5,896
Landstar System Inc.[1]	144	5,895
Rollins Inc.	228	5,876
Simpson Manufacturing Co. Inc.[1]	120	5,874
MPS Group Inc.[1]	528	5,871
Potlatch Corp.	144	5,868
Engineered Support Systems Inc.	120	5,855
Bob Evans Farms Inc.	180	5,839
CLARCOR Inc.	132	5,828
Flowserve Corp.[1]	276	5,782
Trimble Navigation Ltd.[1]	252	5,778
La-Z-Boy Inc.	264	5,745
Heartland Express Inc.	252	5,741
IDACORP Inc.	192	5,741
Waste Connections Inc.[1]	144	5,731
Mueller Industries Inc.	168	5,710
Dionex Corp.[1]	108	5,702
RSA Security Inc.[1]	300	5,637
Panera Bread Co. Class A1	144	5,604
SkyWest Inc.	288	5,541
MacDermid Inc.	156	5,490
AMERIGROUP Corp.[1]	120	5,484
Reliance Steel & Aluminum Co.	156	5,483
Kroll Inc.[1]	204	5,477
Axcelis Technologies Inc.[1]	492	5,471
Silicon Valley Bancshares[1]	168	5,450
Colonial Properties Trust	132	5,386
Winn-Dixie Stores Inc.	708	5,381
Olin Corp.	300	5,355
Lennox International Inc.	288	5,342
Ferro Corp.	204	5,335
GATX Corp.	240	5,321
Winnebago Industries Inc.	168	5,237
Scholastic Corp.[1]	192	5,232

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Sybron Dental Specialties Inc.[1]	192	$5,232
Susquehanna Bancshares Inc.	204	5,229
Gables Residential Trust	144	5,220
Piper Jaffray Companies Inc.[1]	96	5,198
Kellwood Co.	132	5,181
Alpharma Inc. Class A	264	5,177
Black Box Corp.	96	5,145
Cabot Oil & Gas Corp.	168	5,134
Tupperware Corp.	288	5,129
Argosy Gaming Co.[1]	144	5,119
Catalina Marketing Corp.[1]	264	5,119
FileNET Corp.[1]	192	5,117
Kilroy Realty Corp.	144	5,112
Men’s Wearhouse Inc. (The)[1]	192	5,101
Keane Inc.[1]	324	5,100
Anixter International Inc.	180	5,085
Kronos Inc.[1]	156	5,075
Cabot Microelectronics Corp.[1]	120	5,069
Georgia Gulf Corp.	168	5,065
Curtiss-Wright Corp.	108	5,062
TrustCo Bank Corp. NY	372	5,007
CommScope Inc.[1]	300	4,995
New Jersey Resources Corp.	132	4,990
Cincinnati Bell Inc.[1]	1,224	4,982
Kelly Services Inc. Class A	168	4,974
Black Hills Corp.	156	4,972
CAL Dive International Inc.[1]	192	4,959
Allegheny Technologies Inc.	408	4,937
Lattice Semiconductor Corp.[1]	564	4,924
Wolverine World Wide Inc.	204	4,923
Commonwealth Telephone Enterprises Inc.[1]	120	4,921
TriQuint Semiconductor Inc.[1]	672	4,906
Meritage Corp.[1]	66	4,900
NDCHealth Corp.	180	4,887
Acuity Brands Inc.	204	4,872
Owens & Minor Inc.	192	4,858
Granite Construction Inc.	204	4,849
Delta Air Lines Inc.	612	4,847
URS Corp.[1]	168	4,835
St. Mary Land & Exploration Co.	144	4,814
Sierra Health Services Inc.[1]	132	4,805
Maverick Tube Corp.[1]	204	4,804
Delta & Pine Land Co.	192	4,790
Brookline Bancorp Inc.	300	4,785
Bandag Inc.	96	4,778
Armor Holdings Inc.[1]	144	4,766
Federal Signal Corp.	240	4,764
Vintage Petroleum Inc.	324	4,750
Adaptec Inc.[1]	540	4,730
Payless ShoeSource Inc.[1]	336	4,691
VISX Inc.[1]	240	4,685
Superior Industries International Inc.	132	4,678
Wintrust Financial Corp.	96	4,668
Rare Hospitality International Inc.[1]	168	4,662
Fred’s Inc.	192	4,660
Wind River Systems Inc.[1]	420	4,649
Power-One Inc.[1]	420	4,645
ADVO Inc.	144	4,640
Select Comfort Corp.[1]	168	4,635
RLI Corp.	120	4,632
Selective Insurance Group Inc.	132	4,629
United Natural Foods Inc.[1]	96	4,617
Ruddick Corp.	228	4,615
Knight Transportation Inc.[1]	192	4,604
Priority Healthcare Corp. Class B1	216	4,599
Commercial Metals Co.	144	4,585
Aquila Inc.[1]	972	4,578
Brady Corp. Class A	120	4,570
Cleco Corp.	240	4,567
Commercial Net Lease Realty Inc.	231	4,562
Avista Corp.	240	4,541
CSG Systems International Inc.[1]	264	4,536
Brooks Automation Inc.[1]	216	4,532
CARBO Ceramics Inc.	72	4,532
ABM Industries Inc.	252	4,523
Aeroflex Inc.[1]	336	4,523
Albany International Corp. Class A	168	4,518
USF Corp.	132	4,517
Burlington Coat Factory Warehouse Corp.	228	4,514
Cost Plus Inc.[1]	108	4,509

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Waypoint Financial Corp.	168	$4,506
Jack in the Box Inc.[1]	180	4,495
Macrovision Corp.[1]	240	4,483
Rogers Corp.[1]	84	4,483
Harland (John H.) Co.	144	4,481
United Surgical Partners International Inc.[1]	132	4,480
WMS Industries Inc.[1]	144	4,464
Guitar Center Inc.[1]	120	4,457
American Medical Systems Holdings Inc.[1]	168	4,452
Internet Security Systems Inc.[1]	252	4,445
Lexington Corp. Properties Trust	204	4,445
Seacoast Financial Services Corp.	132	4,422
K-Swiss Inc. Class A	180	4,405
Insight Enterprises Inc.[1]	228	4,389
Republic Bancorp Inc.	312	4,387
Ralcorp Holdings Inc.[1]	144	4,382
Modine Manufacturing Co.	168	4,378
OM Group Inc.[1]	144	4,378
Hanover Compressor Co.[1]	360	4,352
Sierra Pacific Resources[1]	588	4,351
LandAmerica Financial Group Inc.	96	4,345
Southwestern Energy Co.[1]	180	4,342
Kansas City Southern Industries Inc.[1]	312	4,337
Manhattan Associates Inc.[1]	156	4,337
MICROS Systems Inc.[1]	96	4,334
Progress Software Corp.[1]	180	4,318
EGL Inc.[1]	240	4,310
Moog Inc. Class A1	126	4,299
BankUnited Financial Corp. Class A1	144	4,277
Sensient Technologies Corp.	228	4,257
CONMED Corp.[1]	144	4,254
Watson Wyatt & Co. Holdings[1]	168	4,240
Power Integrations Inc.[1]	144	4,224
Casey’s General Store Inc.	252	4,183
Aaron Rents Inc.	168	4,182
InVision Technologies Inc.[1]	84	4,172
Smith (A.O.) Corp.	144	4,169
Transaction Systems Architects Inc. Class A1	180	4,165
Quanta Services Inc.[1]	588	4,163
American Management Systems Inc.[1]	216	4,147
Price Communications Corp.[1]	264	4,142
UniSource Energy Corp.	168	4,128
Northwest Natural Gas Co.	132	4,125
CH Energy Group Inc.	84	4,124
Aztar Corp.[1]	168	4,118
ATMI Inc.[1]	156	4,106
Fuller (H.B.) Co.	144	4,095
Children’s Place Retail Stores Inc. (The)[1]	132	4,088
Kirby Corp.[1]	120	4,055
McDATA Corp. Class A1	576	4,055
Christopher & Banks Corp.	192	4,053
Integra LifeSciences Holdings Corp.[1]	132	4,042
Tecumseh Products Co. Class A	96	4,042
Veeco Instruments Inc.[1]	144	4,039
Dime Community Bancshares	198	4,029
G&K Services Inc. Class A	108	4,020
Sotheby’s Holdings Inc. Class A1	312	4,009
LTX Corp.[1]	264	3,986
Wabash National Corp.[1]	168	3,965
Kaydon Corp.	144	3,964
Seacor Holdings Inc.[1]	96	3,944
Microsemi Corp.[1]	288	3,940
Landry’s Restaurants Inc.	132	3,938
eFunds Corp.[1]	240	3,936
Southwest Gas Corp.	168	3,931
Wilson Greatbatch Technologies Inc.[1]	108	3,918
Group 1 Automotive Inc.[1]	108	3,910
SERENA Software Inc.[1]	192	3,907
Manitowoc Co. Inc. (The)	132	3,905
Shuffle Master Inc.[1]	84	3,905
Texas Industries Inc.	108	3,904
Irwin Financial Corp.	144	3,885
THQ Inc.[1]	192	3,884
Oxford Industries Inc.	84	3,880
FirstFed Financial Corp.[1]	84	3,875
Baldor Electric Co.	168	3,861
Monaco Coach Corp.	144	3,859

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Headwaters Inc.[1]	150	$3,843
Plexus Corp.[1]	216	3,843
Technitrol Inc.[1]	204	3,835
Watsco Inc.	132	3,828
Woodward Governor Co.	60	3,824
Province Healthcare Co.[1]	240	3,816
American Healthways Inc.[1]	156	3,810
Coherent Inc.[1]	144	3,786
MAXIMUS Inc.[1]	108	3,780
Russ Berrie & Co. Inc.	108	3,780
Exar Corp.[1]	204	3,774
Haemonetics Corp.[1]	120	3,774
CUNO Inc.[1]	84	3,770
Provident Bankshares Corp.	120	3,766
Zenith National Insurance Corp.	96	3,763
Regeneron Pharmaceuticals Inc.[1]	276	3,748
IHOP Corp.	108	3,720
Wausau-Mosinee Paper Corp.	264	3,720
Hain Celestial Group Inc.[1]	168	3,711
Credence Systems Corp.[1]	312	3,707
DSP Group Inc.[1]	144	3,705
Hutchinson Technology Inc.[1]	132	3,704
Imagistics International Inc.[1]	84	3,700
Ryan’s Family Steak Houses Inc.[1]	216	3,696
DRS Technologies Inc.[1]	132	3,693
Sterling Financial Corp. (Washington)[1]	100	3,689
FEI Co.[1]	168	3,671
Oceaneering International Inc.[1]	120	3,654
Watts Industries Inc. Class A	156	3,649
Sola International Inc.[1]	156	3,627
Vertex Pharmaceuticals Inc.[1]	384	3,617
Longs Drug Stores Corp.	192	3,615
Central Parking Corp.	180	3,614
Inter-Tel Inc.	120	3,607
Global Imaging Systems Inc.[1]	108	3,588
Six Flags Inc.[1]	456	3,580
Quanex Corp.	84	3,569
CIBER Inc.[1]	324	3,564
Cambrex Corp.	132	3,551
Carpenter Technology Corp.	108	3,551
Forward Air Corp.[1]	108	3,550
PolyMedica Corp.	132	3,540
Viasys Healthcare Inc.[1]	156	3,529
Electronics Boutique Holdings Corp.[1]	120	3,523
Crompton Corp.	552	3,522
Too Inc.[1]	168	3,520
Advanced Medical Optics Inc.[1]	144	3,514
Brown Shoe Co. Inc.	96	3,497
Investment Technology Group Inc.[1]	228	3,488
Veritas DGC Inc.[1]	168	3,478
UIL Holdings Corp.	72	3,468
Sunrise Senior Living Inc.[1]	96	3,442
Cubic Corp.	132	3,432
Advanced Energy Industries Inc.[1]	168	3,425
School Specialty Inc.[1]	96	3,415
Horace Mann Educators Corp.	216	3,396
Odyssey Healthcare Inc.[1]	180	3,393
Electro Scientific Industries Inc.[1]	144	3,390
UICI[1]	228	3,365
LaBranche & Co. Inc.	300	3,363
Boston Private Financial Holdings Inc.	120	3,360
BARRA Inc.	96	3,359
Harmonic Inc.[1]	348	3,358
American Italian Pasta Co. Class A	84	3,354
El Paso Electric Co.[1]	240	3,322
Cash America International Inc.	144	3,319
Stewart Information Services Corp.	84	3,301
Movie Gallery Inc.	168	3,291
Triarc Companies Inc. Class B	300	3,288
Quantum Corp.[1]	888	3,286
Viasat Inc.[1]	132	3,284
Analogic Corp.	72	3,275
AmSurg Corp.[1]	144	3,270
Dendrite International Inc.[1]	204	3,264
Alaska Air Group Inc.[1]	132	3,255
Glenborough Realty Trust Inc.	144	3,218
Arkansas Best Corp.	120	3,215
Newport Corp.[1]	192	3,210

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Financial Federal Corp.[1]	96	$3,209
Helix Technology Corp.	132	3,201
Websense Inc.[1]	108	3,198
ManTech International Corp. Class A1	156	3,196
Champion Enterprises Inc.[1]	300	3,180
Checkpoint Systems Inc.[1]	168	3,175
TBC Corp.[1]	108	3,172
Lone Star Steakhouse & Saloon Inc.	108	3,153
Advent Software Inc.[1]	168	3,142
Cleveland-Cliffs Inc.[1]	48	3,141
Gold Bancorp Inc.	192	3,130
Nuevo Energy Co.[1]	96	3,126
Shaw Group Inc. (The)[1]	288	3,122
Griffon Corp.[1]	144	3,110
CDI Corp.	96	3,099
JLG Industries Inc.	216	3,089
NCO Group Inc.[1]	132	3,085
Korn/Ferry International[1]	192	3,072
Spherion Corp.[1]	300	3,069
Russell Corp.	168	3,068
Anchor BanCorp Wisconsin Inc.	120	3,066
Schulman (A.) Inc.	156	3,065
Arch Chemicals Inc.	108	3,049
Century Aluminum Co.[1]	108	3,049
Pinnacle Systems Inc.[1]	336	3,034
PolyOne Corp.[1]	456	3,032
Jo-Ann Stores Inc.[1]	108	3,029
Barnes Group Inc.	108	3,012
Actel Corp.[1]	132	2,987
Kulicke & Soffa Industries Inc.[1]	252	2,953
WD-40 Co.	84	2,940
Centene Corp.[1]	96	2,937
Teledyne Technologies Inc.[1]	156	2,917
Laclede Group Inc. (The)	96	2,909
Umpqua Holdings Corp.	144	2,907
Sterling Bancshares Inc.	216	2,892
Phillips-Van Heusen Corp.	156	2,886
Bowne & Co. Inc.	168	2,873
ANSYS Inc.[1]	72	2,861
Papa John’s International Inc.[1]	84	2,843
Paxar Corp.[1]	192	2,832
Hydril[1]	108	2,830
Tetra Technologies Inc.[1]	108	2,822
ESS Technology Inc.[1]	192	2,815
Stein Mart Inc.[1]	204	2,815
Merit Medical Systems Inc.[1]	130	2,813
Longview Fibre Co.	252	2,812
Tredegar Corp.	192	2,809
Ultratech Inc.[1]	120	2,797
First Republic Bank	72	2,776
Triumph Group Inc.[1]	84	2,776
Consolidated Graphics Inc.[1]	72	2,768
Photronics Inc.[1]	156	2,767
Labor Ready Inc.[1]	204	2,758
Mercury Computer Systems Inc.[1]	108	2,754
Arctic Cat Inc.	108	2,753
Photon Dynamics Inc.[1]	84	2,741
Swift Energy Co.[1]	144	2,714
j2 Global Communications Inc.[1]	120	2,707
K2 Inc.[1]	168	2,693
Esterline Technologies Corp.[1]	108	2,684
Nautilus Group Inc. (The)	168	2,646
Thomas Industries Inc.	84	2,646
EMCOR Group Inc.[1]	72	2,642
Verity Inc.[1]	192	2,625
General Communication Inc. Class A1	288	2,621
StarTek Inc.	72	2,616
Remington Oil & Gas Corp.[1]	132	2,607
ElkCorp	96	2,601
Cross Country Healthcare Inc.[1]	156	2,597
Interstate Bakeries Corp.	228	2,592
Universal Forest Products Inc.	84	2,592
Atwood Oceanics Inc.[1]	72	2,562
Frontier Oil Corp.	132	2,558
Lone Star Technologies Inc.[1]	144	2,544
Steak n Shake Company (The)[1]	132	2,541
Datascope Corp.	72	2,530
Dress Barn Inc.[1]	144	2,526
C-COR.net Corp.[1]	180	2,524
Belden Inc.	132	2,504
Genesco Inc.[1]	108	2,503
Vicor Corp.[1]	204	2,503

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Marcus Corp.	144	$2,498
ArthroCare Corp.[1]	108	2,496
Offshore Logistics Inc.[1]	108	2,489
Riggs National Corp.	144	2,478
Prime Hospitality Corp.[1]	216	2,458
New England Business Service Inc.	72	2,437
Powerwave Technologies Inc.[1]	312	2,434
Park Electrochemical Corp.	96	2,429
Glatfelter Co.	216	2,428
Roto-Rooter Inc.	48	2,426
Enzo Biochem Inc.[1]	144	2,424
Rock-Tenn Co. Class A	168	2,423
Gymboree Corp.[1]	144	2,415
Regal-Beloit Corp.	120	2,398
Valmont Industries Inc.	120	2,398
Ionics Inc.[1]	84	2,386
International Multifoods Corp.[1]	96	2,373
Sequa Corp. Class A1	48	2,371
Possis Medical Inc.[1]	84	2,363
Lance Inc.	144	2,360
PAREXEL International Corp.[1]	132	2,359
Fleetwood Enterprises Inc.[1]	192	2,358
CTS Corp.	180	2,347
GenCorp. Inc.	216	2,339
Schweitzer-Mauduit International Inc.	72	2,326
Methode Electronics Inc.	180	2,322
Noven Pharmaceuticals Inc.[1]	108	2,319
EDO Corp.	96	2,312
Standard Register Co. (The)	144	2,308
Biosite Inc.[1]	72	2,302
Administaff Inc.[1]	132	2,301
Haverty Furniture Companies Inc.	108	2,298
Heidrick & Struggles International Inc.[1]	96	2,297
Gardner Denver Inc.[1]	84	2,275
CIMA Labs Inc.[1]	72	2,263
Standard Microsystems Corp.[1]	84	2,238
DuPont Photomasks Inc.[1]	96	2,233
Information Holdings Inc.[1]	108	2,227
Goody’s Family Clothing Inc.	156	2,226
Intermagnetics General Corp.[1]	84	2,226
SOURCECORP Inc.[1]	84	2,226
C&D Technologies Inc.	132	2,206
ICU Medical Inc.[1]	72	2,187
Plains Resource Inc.[1]	120	2,182
Applied Industrial Technologies Inc.	96	2,181
Cato Corp. Class A	108	2,169
J&J Snack Foods Corp.[1]	48	2,169
Audiovox Corp. Class A1	108	2,160
Presidential Life Corp.	144	2,157
Deltic Timber Corp.	60	2,129
Daktronics Inc.[1]	94	2,122
ShopKo Stores Inc.[1]	144	2,105
Stewart & Stevenson Services Inc.	144	2,105
Zix Corp.[1]	144	2,100
JDA Software Group Inc.[1]	144	2,095
Retek Inc.[1]	276	2,087
Prima Energy Corp.[1]	60	2,073
Insituform Technologies Inc. Class A1	132	2,063
Pre-Paid Legal Services Inc.[1]	84	2,056
Stride Rite Corp.	192	2,037
Duane Reade Inc.[1]	120	2,033
Vital Sign Inc.	60	2,024
Hooper Holmes Inc.	324	2,022
Cohu Inc.	108	2,014
Kopin Corp.[1]	348	2,011
Midway Games Inc.[1]	276	2,009
RadiSys Corp.[1]	96	2,006
Interface Inc. Class A1	252	2,003
Agilysys Inc.	168	1,999
Orthodontic Centers of America Inc.[1]	252	1,991
Jakks Pacific Inc.[1]	132	1,980
O’Charley’s Inc.[1]	108	1,971
Jill (J.) Group Inc. (The)[1]	96	1,970
Bel Fuse Inc. Class B	60	1,964
Nelson (Thomas) Inc.	72	1,960
Input/Output Inc.[1]	252	1,953

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Hologic Inc.[1]	96	$1,944
Symmetricom Inc.[1]	216	1,938
Cable Design Technologies Corp.[1]	204	1,934
AAR Corp.[1]	156	1,916
W-H Energy Services Inc.[1]	132	1,910
Frontier Airlines Inc.[1]	180	1,876
Libbey Inc.	72	1,867
Buckeye Technologies Inc.[1]	180	1,865
Skyline Corp.	48	1,851
Artesyn Technologies Inc.[1]	192	1,828
Pinnacle Entertainment Inc.[1]	132	1,822
Immucor Inc.[1]	100	1,812
Itron Inc.[1]	96	1,787
Sturm Ruger & Co. Inc.	132	1,783
Myers Industries Inc.	144	1,771
Volt Information Sciences Inc.[1]	72	1,760
American States Water Co.	72	1,757
Chesapeake Corp.	72	1,719
Coinstar Inc.[1]	108	1,714
RTI International Metals Inc.[1]	108	1,710
Brush Engineered Materials Inc.[1]	84	1,703
Caraustar Industries Inc.[1]	144	1,678
MemberWorks Inc.[1]	48	1,676
SurModics Inc.[1]	84	1,672
RehabCare Group Inc.[1]	84	1,670
Atlantic Coast Airlines Holdings Inc.[1]	228	1,658
Apogee Enterprises Inc.	132	1,628
Intrado Inc.[1]	84	1,625
Standex International Corp.	60	1,620
DIMON Inc.	228	1,619
Bei Technologies Inc.	72	1,617
Kaman Corp. Class A	108	1,612
4Kids Entertainment Inc.[1]	72	1,611
X-Rite Inc.	108	1,608
TALX Corp.	72	1,580
Rudolph Technologies Inc.[1]	84	1,573
Ryerson Tull Inc.	120	1,571
Lawson Products Inc.	48	1,565
Robbins & Myers Inc.	72	1,552
Astec Industries Inc.[1]	96	1,547
SPSS Inc.[1]	84	1,537
Hancock Fabrics Inc.	96	1,525
Pericom Semiconductor Corp.[1]	132	1,515
Standard Motor Products Inc.	96	1,505
SWS Group Inc.	84	1,504
Keithley Instruments Inc.	72	1,491
Great Atlantic & Pacific Tea Co.[1]	192	1,486
Action Performance Companies Inc.	96	1,466
Lindsay Manufacturing Co.	60	1,445
Netegrity Inc.[1]	168	1,428
Nash Finch Co.	60	1,421
NUI Corp.	84	1,420
OshKosh B’Gosh Inc. Class A	60	1,404
Pegasus Solutions Inc.[1]	120	1,402
Midas Inc.[1]	72	1,400
National Presto Industries Inc.	36	1,395
MRO Software Inc.[1]	120	1,394
Tower Automotive Inc.[1]	276	1,391
Dril-Quip Inc.[1]	84	1,381
EPIQ Systems Inc.[1]	84	1,376
PRG-Schultz International Inc.[1]	312	1,373
Alliance Semiconductor Corp.[1]	180	1,370
Central Vermont Public Service Corp.	60	1,350
Applica Inc.[1]	120	1,349
Cascade Natural Gas Corp.	60	1,307
Wellman Inc.	156	1,303
Mesa Air Group Inc.[1]	156	1,289
Building Materials Holdings Corp.	72	1,264
Mobile Mini Inc.[1]	72	1,246
Pope & Talbot Inc.	72	1,238
Quaker Chemical Corp.	48	1,219
Concord Communications Inc.[1]	84	1,210
Coachmen Industries Inc.	72	1,201
Rewards Network Inc.[1]	120	1,200
Network Equipment Technologies Inc.[1]	120	1,198
Bassett Furniture Industries Inc.	60	1,190
Brooktrout Inc.[1]	60	1,190
Wet Seal Inc. Class A1	144	1,188
Tollgrade Communications Inc.[1]	72	1,149

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Shares	Value
Boston Communications Group Inc.[1]	96	$1,138
Savient Pharmaceuticals Inc.[1]	300	1,134
SBS Technologies Inc.[1]	72	1,113
Angelica Corp.	48	1,096
Magnetek Inc.[1]	144	1,089
MapInfo Corp.[1]	84	1,072
OMNOVA Solutions Inc.[1]	204	1,071
Catapult Communications Corp.[1]	60	1,070
Nature’s Sunshine Products Inc.	72	1,068
Planar Systems Inc.[1]	72	1,025
Supertex Inc.[1]	60	1,001
PC-Tel Inc.[1]	96	992
Bally Total Fitness Holding Corp.[1]	168	984
Advanced Marketing Services Inc.	96	950
Bell Microproducts Inc.[1]	132	950
Carreker Corp.[1]	120	950
Digi International Inc.[1]	96	948
Steel Technologies Inc.	48	927
Concord Camera Corp.[1]	144	904
Fedders Corp.	156	891
Department 56 Inc.[1]	60	887
Insurance Auto Auctions Inc.[1]	60	872
Radiant Systems Inc.[1]	144	866
Captaris Inc.[1]	156	858
Lydall Inc.[1]	84	857
ArQule Inc.[1]	144	855
Enesco Group Inc.[1]	72	828
Butler Manufacturing Co.	36	808
NYFIX Inc.[1]	156	805
Curative Health Services Inc.[1]	60	804
Penford Corp.	48	800
Material Sciences Corp.	72	792
Theragenics Corp.[1]	144	775
Castle (A.M.) & Co.[1]	84	759
On Assignment Inc.[1]	132	738
Gerber Scientific Inc.[1]	108	734
Haggar Corp.	36	720
Three-Five Systems Inc.[1]	108	707
CPI Corp.	36	685
IMCO Recycling Inc.[1]	72	678
Phoenix Technologies Ltd.[1]	120	647
Roxio Inc.[1]	144	644
Ashworth Inc.[1]	72	626
ITT Educational Services Inc.[1]	20	624
Green Mountain Power Corp.	24	621
Commonwealth Industries Inc.	84	614
Intermet Corp.	132	594
Milacron Inc.	168	583
CryoLife Inc.[1]	96	571
Salton Inc.[1]	60	562
Cross (A.T.) Co. Class A1	84	548
Osteotech Inc.[1]	84	542
Wolverine Tube Inc.[1]	60	503
SCM Microsystems Inc.[1]	72	483
Ultimate Electronics Inc.[1]	72	470
QRS Corp.[1]	72	406
SCPIE Holdings Inc.	48	394
Meade Instruments Corp.[1]	96	388
Huffy Corp.[1]	84	328
Tenet Healthcare Corp.[1]	20	223
Solectron Corp.[1]	20	111

TOTAL COMMON STOCKS (Cost: $59,938,346)		59,456,370

SHORT-TERM INVESTMENTS – 6.64%

MONEY MARKET FUNDS – 2.67%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	1,142,906	1,142,906
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	350,168	350,168
BlackRock Temp Cash Money Market Fund[2]	16,391	16,391
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	81,623	81,623

		1,591,088

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Principal	Value
FLOATING RATE NOTES – 1.30%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$15,917	$15,916
1.05%, 09/15/04[2,4]	31,833	31,832
1.06%, 10/12/04[2,4]	15,917	15,916
1.14%, 08/23/04[2,4]	15,917	15,922
CC USA Inc.
1.05%, 04/19/04[2,4]	14,007	14,007
1.06%, 05/24/04[2,4]	31,833	31,833
1.09%, 07/15/04[2,4]	15,917	15,918
1.51%, 02/15/05[2,4]	20,692	20,721
Dorada Finance Inc.
1.04%, 07/01/04[2]	11,142	11,113
1.05%, 05/20/04[2,4]	31,833	31,833
1.24%, 08/09/04[2]	7,958	7,958
1.48%, 01/18/052,[4]	23,875	23,874
Five Finance Inc.
1.06%, 04/15/04[2,4]	15,917	15,917
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	31,833	31,833
Holmes Financing PLC
1.05%, 04/15/04[2]	3,183	3,183
K2 USA LLC
1.05%, 08/16/04[2,4]	7,958	7,958
1.05%, 09/27/04[2,4]	34,380	34,378
1.06%, 04/13/04[2]	15,917	15,917
1.06%, 05/17/04[2]	15,917	15,917
1.46%, 01/12/05[2,4]	15,917	15,915
Links Finance LLC
1.05%, 06/28/04[2]	15,917	15,916
1.06%, 05/04/04[2]	15,917	15,917
1.06%, 07/20/04[2]	12,733	12,733
Nationwide Building Society
1.09%, 07/23/04[2,4]	23,875	23,875
1.11%, 12/28/04[2,4]	31,833	31,833
Northern Rock PLC
1.11%, 01/13/05[2,4]	30,242	30,242
Permanent Financing PLC
1.04%, 03/10/05[2]	31,833	31,833
1.05%, 12/10/04[2]	15,917	15,917
Sigma Finance Inc.
1.05%, 07/01/04[2]	15,917	15,916
1.06%, 07/20/04[2]	15,917	15,916
1.09%, 10/07/04[2]	31,833	31,830
1.24%, 08/06/04[2]	7,958	7,958
Tango Finance Corp.
1.05%, 01/18/05[2,4]	14,007	14,006
1.06%, 07/15/04[2,4]	9,550	9,549
1.07%, 02/25/05[2,4]	17,827	17,823
1.10%, 07/06/04[2,4]	9,550	9,550
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	15,917	15,915
1.32%, 02/04/05[2,4]	7,958	7,957
White Pine Finance LLC
1.04%, 08/26/04[2,4]	15,917	15,916
1.05%, 11/15/04[2,4]	19,100	19,100
1.06%, 04/20/04[2,4]	15,917	15,917
1.06%, 07/06/04[2,4]	19,100	19,100

		772,580
COMMERCIAL PAPER – 1.20%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	14,962	14,956
1.03%, 04/20/04[2]	15,917	15,908
1.03%, 04/23/04[2]	18,782	18,770
1.03%, 04/26/04[2]	15,917	15,905
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	12,893	12,880
Barton Capital Corp.
1.03%, 04/02/04[2]	16,588	16,588
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	9,550	9,544
1.03%, 05/21/04[2]	15,917	15,894
Corporate Asset Funding
1.05%, 05/21/04[2]	16,553	16,529
Corporate Receivables Corp.
1.03%, 04/07/04[2]	15,917	15,914
1.04%, 06/03/04[2]	31,833	31,775
Delaware Funding Corp.
1.03%, 04/02/04[2]	15,917	15,916
1.03%, 05/05/04[2]	23,901	23,878
1.03%, 05/21/04[2]	7,958	7,947

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[2]	$15,917	$15,835
Eureka Securitization Inc.
1.03%, 05/25/04[2]	6,367	6,357
1.04%, 04/14/04[2]	19,100	19,093
Falcon Asset Securitization
1.03%, 04/15/04[2]	19,130	19,122
1.03%, 04/22/04[2]	18,782	18,770
1.03%, 04/30/04[2]	15,917	15,904
Galaxy Funding Inc.
1.05%, 05/17/04[2]	15,917	15,895
Gemini Securitization Corp.
1.03%, 04/20/04[2]	9,556	9,551
1.03%, 04/23/04[2]	18,396	18,384
1.03%, 04/30/04[2]	11,155	11,146
1.03%, 05/24/04[2]	7,958	7,946
1.04%, 04/19/04[2]	7,958	7,954
GIRO Funding US Corp.
1.05%, 05/19/04[2]	7,958	7,947
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	31,833	31,820
1.03%, 04/19/04[2]	42,975	42,953
1.03%, 04/28/04[2]	19,100	19,085
1.03%, 04/30/04[2]	27,114	27,092
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	11,153	11,151
1.05%, 04/05/04[2]	12,893	12,891
Polonius Inc.
1.04%, 05/21/04[2]	18,416	18,389
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	33,425	33,409
1.04%, 04/23/04[2]	36,608	36,585
1.04%, 05/20/04[2]	7,958	7,947
Receivables Capital Corp.
1.04%, 04/14/04[2]	14,007	14,001
Scaldis Capital LLC
1.05%, 06/30/04[2]	11,396	11,366
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	15,917	15,909
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	10,125	10,120
1.04%, 04/29/04[2]	14,338	14,326

		713,352
TIME DEPOSITS – 1.02%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	111,417	111,417
1.33%, 02/10/05[2]	15,917	15,915
1.39%, 02/02/05[2]	15,917	15,915
1.40%, 10/25/04[2]	31,833	31,831
Bank of New York
1.39%, 11/01/04[2]	31,833	31,832
Bank of Nova Scotia
1.24%, 10/07/04[2]	23,875	23,874
1.42%, 10/29/04[2]	23,875	23,876
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	23,875	23,874
1.38%, 11/22/04[2]	7,958	7,959
1.40%, 10/29/04[2]	31,833	31,833
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	47,750	47,750
Toronto-Dominion Bank
1.04%, 06/22/04[2]	7,958	7,958
1.22%, 03/23/05[2]	55,708	55,699
1.34%, 02/10/05[2]	12,733	12,732
1.41%, 11/01/04[2]	23,875	23,874
UBS Finance (Delaware)
1.06%, 04/01/04[2]	63,667	63,667
1.10%, 09/08/04[2]	31,833	31,678
1.11%, 12/17/04[2]	47,750	47,367

		609,051
REPURCHASE AGREEMENTS – 0.32%

Bank of America, NA
1.06%, 04/01/04[2]	63,667	63,667
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	127,334	127,334

		191,001

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.13%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	$23,875	$23,844
1.28%, 08/19/04[2]	12,733	12,670
Federal National Mortgage Association
1.28%, 08/20/04[2]	41,383	41,170

		77,684

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,954,756)		3,954,756
TOTAL INVESTMENTS IN SECURITIES – 106.54% (Cost: $63,893,102)		63,411,126
Other Assets, Less Liabilities – (6.54%)		(3,895,017)

NET ASSETS – 100.00%		$59,516,109

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2004

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	Midcap 400 Index Fund	Midcap 400/BARRA Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$8,902,016,921	$1,442,607,436	$1,863,994,651	$1,615,497,525	$650,162,576

Affiliates of the investment advisor	$208,812,140	$41,108,823	$49,369,809	$124,210,462	$51,833,368

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$8,814,601,796	$1,538,531,651	$1,975,745,236	$1,855,533,709	$759,372,132
Affiliates of the investment advisor	208,812,140	41,108,823	49,369,809	124,210,462	51,833,368
Receivables:
Investment securities sold	1,640,540	263,810	387,678	—	—
Dividends and interest	10,383,313	2,201,424	1,783,474	1,000,596	242,709
Capital shares redeemed	—	—	—	1,714	—

Total Assets	9,035,437,789	1,582,105,708	2,027,286,197	1,980,746,481	811,448,209

LIABILITIES
Payables:
Investment securities purchased	2,362,575	957,797	1,026,223	4,234,249	3,652,993
Collateral for securities on loan (Note 5)	510,545,834	107,275,618	119,435,630	336,658,660	136,930,175
Capital shares redeemed	91,236	—	—	—	—
Distribution to shareholders	29,453,820	3,525,020	7,432,758	3,320,563	770,402
Advisory fees (Note 2)	1,305,166	426,035	545,097	512,655	272,887

Total Liabilities	543,758,631	112,184,470	128,439,708	344,726,127	141,626,457

NET ASSETS	$8,491,679,158	$1,469,921,238	$1,898,846,489	$1,636,020,354	$669,821,752

Net assets consist of:
Paid-in capital	$8,876,116,228	$1,451,209,113	$1,865,743,926	$1,441,169,762	$634,393,121
Undistributed net investment income	1,735,374	361,650	308,095	276,993	56,902
Accumulated net realized loss	(298,757,319)	(77,573,740)	(78,956,117)	(45,462,585)	(73,837,827)
Net unrealized appreciation (depreciation)	(87,415,125)	95,924,215	111,750,585	240,036,184	109,209,556

NET ASSETS	$8,491,679,158	$1,469,921,238	$1,898,846,489	$1,636,020,354	$669,821,752

Shares outstanding	75,200,000	26,500,000	33,300,000	13,550,000	5,400,000

Net asset value per share	$112.92	$55.47	$57.02	$120.74	$124.04

[a]	Securities on loan with market values of $494,195,466, $104,012,979, $115,710,472, $325,882,221 and $132,796,997, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2004

	iShares S&P
	Midcap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,120,425,030	$2,331,593,393	$663,780,756	$1,044,134,558	$62,400,028

Affiliates of the investment advisor	$82,302,656	$177,595,782	$55,252,952	$81,652,355	$1,493,074

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,283,009,338	$2,555,940,771	$791,764,774	$1,170,770,772	$61,918,052
Affiliates of the investment advisor	82,302,656	177,595,782	55,252,952	81,652,355	1,493,074
Receivables:
Investment securities sold	5,749,435	23,577,287	9,551,519	10,962,241	80,940
Dividends and interest	999,076	1,386,881	373,889	727,919	68,926
Capital shares redeemed	9,530	—	—	—	—

Total Assets	1,372,070,035	2,758,500,721	856,943,134	1,264,113,287	63,560,992

LIABILITIES
Payables:
Investment securities purchased	5,827,380	23,976,770	9,606,252	11,073,456	112,694
Collateral for securities on loan (Note 5)	228,767,885	503,872,361	158,497,059	229,831,366	3,750,443
Capital shares redeemed	—	17,560	—	—	—
Distribution to shareholders	3,110,951	3,400,795	426,650	2,181,335	162,126
Advisory fees (Note 2)	457,200	697,845	276,191	392,715	19,620

Total Liabilities	238,163,416	531,965,331	168,806,152	243,478,872	4,044,883

NET ASSETS	$1,133,906,619	$2,226,535,390	$688,136,982	$1,020,634,415	$59,516,109

Net assets consist of:
Paid-in capital	$1,007,858,978	$2,058,125,528	$602,166,027	$938,681,774	$60,020,488
Undistributed net investment income	391,616	452,464	52,595	417,072	14,464
Accumulated net realized loss	(36,928,283)	(56,389,980)	(42,065,658)	(45,100,645)	(36,867)
Net unrealized appreciation (depreciation)	162,584,308	224,347,378	127,984,018	126,636,214	(481,976)

NET ASSETS	$1,133,906,619	$2,226,535,390	$688,136,982	$1,020,634,415	$59,516,109

Shares outstanding	9,800,000	15,650,000	7,350,000	9,550,000	600,000

Net asset value per share	$115.70	$142.27	$93.62	$106.87	$99.19

[a]	Securities on loan with market values of $221,100,759, $487,373,899, $153,366,039, $222,092,891 and $3,637,444, respectively. See Note 5.

See notes to financial statements.

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2004

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	Midcap 400 Index Fund	Midcap 400/BARRA Growth Index Fund
NET INVESTMENT INCOME
Dividends	$119,290,804	$15,307,952	$25,846,878	$15,535,309	$3,368,944
Interest[a]	47,287	7,251	9,555	6,686	2,241
Securities lending income[a]	365,491	56,839	74,986	246,944	102,235

Total investment income	119,703,582	15,372,042	25,931,419	15,788,939	3,473,420

EXPENSES (Note 2)
Advisory fees	6,461,077	1,970,255	2,230,484	2,583,387	1,236,192

Total expenses	6,461,077	1,970,255	2,230,484	2,583,387	1,236,192

Net investment income	113,242,505	13,401,787	23,700,935	13,205,552	2,237,228

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(89,856,173)	(10,995,925)	(19,150,800)	(12,868,084)	(12,496,984)
In-kind redemptions	219,400,387	4,501,846	42,211,083	112,264,933	4,802,285

Net realized gain (loss)	129,544,214	(6,494,079)	23,060,283	99,396,849	(7,694,699)

Net change in unrealized appreciation (depreciation) on investments	1,610,973,108	214,569,392	332,367,597	385,380,742	156,031,978

Net realized and unrealized gain	1,740,517,322	208,075,313	355,427,880	484,777,591	148,337,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,853,759,827	$221,477,100	$379,128,815	$497,983,143	$150,574,507

[a]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended March 31, 2004

	iShares S&P
	Midcap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund[b]
NET INVESTMENT INCOME
Dividends[a]	$14,051,832	$15,201,707	$3,001,884	$8,535,999	$199,287
Interest[c]	5,243	6,347	2,037	3,828	44
Securities lending income[c]	149,068	570,406	221,049	200,037	491

Total investment income	14,206,143	15,778,460	3,224,970	8,739,864	199,822

EXPENSES (Note 2)
Advisory fees	2,060,880	3,409,196	1,258,284	1,813,291	23,232

Total expenses	2,060,880	3,409,196	1,258,284	1,813,291	23,232

Net investment income	12,145,263	12,369,264	1,966,686	6,926,573	176,590

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,455,466)	(11,728,362)	(2,551,735)	(7,609,172)	(36,867)
In-kind redemptions	57,058,118	155,189,659	18,608,647	46,240,411	—

Net realized gain (loss)	47,602,652	143,461,297	16,056,912	38,631,239	(36,867)

Net change in unrealized appreciation (depreciation) on investments	275,043,850	531,526,283	163,368,783	273,238,816	(481,976)

Net realized and unrealized gain (loss)	322,646,502	674,987,580	179,425,695	311,870,055	(518,843)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$334,791,765	$687,356,844	$181,392,381	$318,796,628	$(342,253)

a	Net of foreign withholding tax of $-, $7,676, $4,782, $- and $2, respectively.
b	For the period January 20, 2004 (commencement of operations) through March 31, 2004.
c	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500/BARRA Growth Index Fund		iShares S&P 500/BARRA Value Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$113,242,505	$67,878,629	$13,401,787	$6,464,963	$23,700,935	$12,961,375
Net realized gain (loss)	129,544,214	(95,968,100)	(6,494,079)	(48,991,696)	23,060,283	(33,810,700)
Net change in unrealized appreciation (depreciation)	1,610,973,108	(1,135,337,649)	214,569,392	(99,683,967)	332,367,597	(184,623,296)

Net increase (decrease) in net assets resulting from operations	1,853,759,827	(1,163,427,120)	221,477,100	(142,210,700)	379,128,815	(205,472,621)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(114,236,145)	(66,399,553)	(13,455,529)	(6,226,352)	(23,739,453)	(12,637,254)

Total distributions to shareholders	(114,236,145)	(66,399,553)	(13,455,529)	(6,226,352)	(23,739,453)	(12,637,254)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,200,614,124	3,434,257,041	577,526,712	511,069,171	956,447,190	435,565,285
Cost of shares redeemed	(1,129,781,843)	(1,732,053,170)	(21,208,248)	(121,706,589)	(83,028,673)	(133,467,384)

Net increase in net assets from capital share transactions	2,070,832,281	1,702,203,871	556,318,464	389,362,582	873,418,517	302,097,901

INCREASE IN NET ASSETS	3,810,355,963	472,377,198	764,340,035	240,925,530	1,228,807,879	83,988,026

NET ASSETS:
Beginning of year	4,681,323,195	4,208,945,997	705,581,203	464,655,673	670,038,610	586,050,584

End of year	$8,491,679,158	$4,681,323,195	$1,469,921,238	$705,581,203	$1,898,846,489	$670,038,610

Undistributed net investment income included in net assets at end of year	$1,735,374	$3,339,768	$361,650	$416,122	$308,095	$550,851

SHARES ISSUED AND REDEEMED:
Shares sold	31,050,000	37,700,000	11,000,000	10,750,000	18,200,000	9,000,000
Shares redeemed	(10,900,000)	(19,250,000)	(400,000)	(2,750,000)	(1,500,000)	(2,900,000)

Net increase in shares outstanding	20,150,000	18,450,000	10,600,000	8,000,000	16,700,000	6,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Midcap 400 Index Fund		iShares S&P Midcap 400/BARRA Growth Index Fund		iShares S&P Midcap 400/BARRA Value Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,205,552	$7,757,992	$2,237,228	$995,131	$12,145,263	$8,481,134
Net realized gain (loss)	99,396,849	(24,473,839)	(7,694,699)	(35,915,123)	47,602,652	(7,511,398)
Net change in unrealized appreciation (depreciation)	385,380,742	(180,427,971)	156,031,978	(61,617,995)	275,043,850	(152,862,965)

Net increase (decrease) in net assets resulting from operations	497,983,143	(197,143,818)	150,574,507	(96,537,987)	334,791,765	(151,893,229)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,211,338)	(7,413,297)	(2,217,254)	(977,567)	(11,924,665)	(8,270,124)

Total distributions to shareholders	(13,211,338)	(7,413,297)	(2,217,254)	(977,567)	(11,924,665)	(8,270,124)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	507,547,511	786,121,958	217,891,145	303,430,190	329,803,313	287,277,766
Cost of shares redeemed	(511,548,964)	(31,885,415)	(5,942,872)	(148,757,596)	(65,546,541)	(35,014,705)

Net increase (decrease) in net assets from capital share transactions	(4,001,453)	754,236,543	211,948,273	154,672,594	264,256,772	252,263,061

INCREASE IN NET ASSETS	480,770,352	549,679,428	360,305,526	57,157,040	587,123,872	92,099,708

NET ASSETS:
Beginning of year	1,155,250,002	605,570,574	309,516,226	252,359,186	546,782,747	454,683,039

End of year	$1,636,020,354	$1,155,250,002	$669,821,752	$309,516,226	$1,133,906,619	$546,782,747

Undistributed net investment income included in net assets at end of year	$276,993	$410,681	$56,902	$36,928	$391,616	$226,889

SHARES ISSUED AND REDEEMED:
Shares sold	4,700,000	8,850,000	1,950,000	2,900,000	3,150,000	3,150,000
Shares redeemed	(5,250,000)	(350,000)	(50,000)	(1,550,000)	(650,000)	(450,000)

Net increase (decrease) in shares outstanding	(550,000)	8,500,000	1,900,000	1,350,000	2,500,000	2,700,000

See notes to financial statements.

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600/BARRA Growth Index Fund		iShares S&P SmallCAP 600/BARRA Value Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,369,264	$8,003,825	$1,966,686	$1,026,693	$6,926,573	$5,565,636
Net realized gain (loss)	143,461,297	20,584,008	16,056,912	(6,942,192)	38,631,239	(11,868,323)
Net change in unrealized appreciation (depreciation)	531,526,283	(384,623,872)	163,368,783	(48,776,742)	273,238,816	(186,992,108)

Net increase (decrease) in net assets resulting from operations	687,356,844	(356,036,039)	181,392,381	(54,692,241)	318,796,628	(193,294,795)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(12,521,833)	(7,704,600)	(1,998,876)	(920,639)	(7,010,435)	(5,389,255)

Total distributions to shareholders	(12,521,833)	(7,704,600)	(1,998,876)	(920,639)	(7,010,435)	(5,389,255)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	954,769,647	846,248,846	216,843,389	394,436,900	248,986,618	499,925,865
Cost of shares redeemed	(425,365,225)	(585,024,165)	(20,872,305)	(217,527,125)	(23,086,473)	(275,904,030)

Net increase in net assets from capital share transactions	529,404,422	261,224,681	195,971,084	176,909,775	225,900,145	224,021,835

INCREASE (DECREASE) IN NET ASSETS	1,204,239,433	(102,515,958)	375,364,589	121,296,895	537,686,338	25,337,785

NET ASSETS:
Beginning of year	1,022,295,957	1,124,811,915	312,772,393	191,475,498	482,948,077	457,610,292

End of year	$2,226,535,390	$1,022,295,957	$688,136,982	$312,772,393	$1,020,634,415	$482,948,077

Undistributed net investment income included in net assets at end of year	$452,464	$582,784	$52,595	$106,054	$417,072	$345,891

SHARES ISSUED AND REDEEMED:
Shares sold	7,700,000	7,700,000	2,600,000	5,900,000	2,550,000	6,150,000
Shares redeemed	(3,200,000)	(5,700,000)	(250,000)	(3,300,000)	(250,000)	(3,750,000)

Net increase in shares outstanding	4,500,000	2,000,000	2,350,000	2,600,000	2,300,000	2,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares S&P 1500 Index Fund
For the period January 20, 2004[1] to March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$176,590
Net realized loss	(36,867)
Net change in unrealized appreciation (depreciation)	(481,976)

Net decrease in net assets resulting from operations	(342,253)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(162,126)

Total distributions to shareholders	(162,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,020,488

Net increase in net assets from capital share transactions	60,020,488

INCREASE IN NET ASSETS	59,516,109

NET ASSETS:
Beginning of period	—

End of period	$59,516,109

Undistributed net investment income included in net assets at end of period	$14,464

SHARES ISSUED AND REDEEMED:
Shares sold	600,000

Net increase in shares outstanding	600,000

[1]	Commencement of operations

See notes to financial statements.

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$85.04	$115.00	$116.24	$145.24

Income from investment operations:
Net investment income	1.66	1.53	1.39	1.06
Net realized and unrealized gain (loss)	27.91	(29.97)	(1.25)	(28.98)

Total from investment operations	29.57	(28.44)	0.14	(27.92)

Less distributions from:

Net investment income	(1.69)	(1.52)	(1.38)	(1.01)
Net realized gain	—	—	—	(0.07)

Total distributions	(1.69)	(1.52)	(1.38)	(1.08)

Net asset value, end of period	$112.92	$85.04	$115.00	$116.24

Total return	34.93%	(24.80)%	0.13%	(19.32)%[2]

Ratios/supplemental data:
Net assets, end of period (000s)	$8,491,679	$4,681,323	$4,208,946	$2,876,839
Ratio of expenses to average net assets[3]	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[3]	1.66%	1.67%	1.27%	1.06%
Portfolio turnover rate[4]	3%	5%	3%	5%

[1]	Commencement of operations
[2]	Not annualized
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$44.38	$58.82	$56.61	$82.15

Income from investment operations:
Net investment income	0.61	0.51	0.43	0.25
Net realized and unrealized gain (loss)	11.10	(14.44)	2.19	(25.44)

Total from investment operations	11.71	(13.93)	2.62	(25.19)

Less distributions from:
Net investment income	(0.62)	(0.51)	(0.41)	(0.24)
Net realized gain	—	—	—	(0.11)

Total distributions	(0.62)	(0.51)	(0.41)	(0.35)

Net asset value, end of period	$55.47	$44.38	$58.82	$56.61

Total return	26.46%	(23.72)%	4.64%	(30.75)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,469,921	$705,581	$464,656	$141,520
Ratio of expenses to average net assets[3]	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[3]	1.22%	1.19%	0.82%	0.45%
Portfolio turnover rate[4]	14%	17%	28%	31%

[1]	Commencement of operations.
[2]	Not annualized
[3]	Annualized for periods of less than one year
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$40.36	$55.81	$59.31	$60.20

Income from investment operations:
Net investment income	0.91	0.85	0.83	0.65
Net realized and unrealized gain (loss)	16.68	(15.46)	(3.49)	(0.78)

Total from investment operations	17.59	(14.61)	(2.66)	(0.13)

Less distributions from:
Net investment income	(0.93)	(0.84)	(0.84)	(0.61)
Net realized gain	—	—	—	(0.15)

Total distributions	(0.93)	(0.84)	(0.84)	(0.76)

Net asset value, end of period	$57.02	$40.36	$55.81	$59.31

Total return	43.80%	(26.29)%	(4.48)%	(0.27)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,898,846	$670,039	$586,051	$367,704
Ratio of expenses to average net assets[3]	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[3]	1.91%	2.01%	1.56%	1.51%
Portfolio turnover rate[4]	5%	22%	17%	9%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$81.93	$108.14	$91.77	$92.63

Income from investment operations:
Net investment income	1.05	0.76	0.75	0.72
Net realized and unrealized gain (loss)	38.81	(26.22)	16.37	(0.59)

Total from investment operations	39.86	(25.46)	17.12	0.13

Less distributions from:
Net investment income	(1.05)	(0.75)	(0.75)	(0.69)
Net realized gain	—	—	—	(0.30)

Total distributions	(1.05)	(0.75)	(0.75)	(0.99)

Net asset value, end of period	$120.74	$81.93	$108.14	$91.77

Total return	48.81%	(23.59)%	18.75%	0.04%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,636,020	$1,155,250	$605,571	$156,005
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.02%	0.98%	0.87%	0.86%
Portfolio turnover rate[4]	11%	12%	14%	32%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$88.43	$117.38	$101.31	$135.73

Income from investment operations:
Net investment income	0.48	0.27	0.14	0.01
Net realized and unrealized gain (loss)	35.61	(28.95)	16.07	(33.95)

Total from investment operations	36.09	(28.68)	16.21	(33.94)

Less distributions from:
Net investment income	(0.48)	(0.27)	(0.14)	(0.01)
Net realized gain	—	—	—	(0.47)

Total distributions	(0.48)	(0.27)	(0.14)	(0.48)

Net asset value, end of period	$124.04	$88.43	$117.38	$101.31

Total return	40.86%	(24.45)%	16.03%	(25.08)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$669,822	$309,516	$252,359	$162,092
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.45%	0.31%	0.15%	0.06%
Portfolio turnover rate[4]	37%	58%	50%	67%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$74.90	$98.84	$82.15	$72.40

Income from investment operations:
Net investment income	1.40	1.18	1.06	0.78
Net realized and unrealized gain (loss)	40.79	(23.96)	16.69	9.86

Total from investment operations	42.19	(22.78)	17.75	10.64

Less distributions from:
Net investment income	(1.39)	(1.16)	(1.06)	(0.75)
Net realized gain	—	—	—	(0.14)

Total distributions	(1.39)	(1.16)	(1.06)	(0.89)

Net asset value, end of period	$115.70	$74.90	$98.84	$82.15

Total return	56.59%	(23.13)%	21.79%	14.71%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,133,907	$546,783	$454,683	$78,044
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	1.47%	1.50%	1.43%	1.58%
Portfolio turnover rate[4]	11%	11%	13%	17%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$91.69	$122.93	$101.50	$97.95

Income from investment operations:
Net investment income	0.86	0.69	0.57	0.38
Net realized and unrealized gain (loss)	50.60	(31.26)	21.43	4.63

Total from investment operations	51.46	(30.57)	22.00	5.01

Less distributions from:
Net investment income	(0.88)	(0.67)	(0.57)	(0.34)
Net realized gain	—	—	—	(1.12)

Total distributions	(0.88)	(0.67)	(0.57)	(1.46)

Net asset value, end of period	$142.27	$91.69	$122.93	$101.50

Total return	56.27%	(24.91)%	21.74%	5.08%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,226,535	$1,022,296	$1,124,812	$208,081
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	0.73%	0.70%	0.60%	0.61%
Portfolio turnover rate[4]	11%	17%	16%	28%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$62.55	$79.78	$67.91	$83.34

Income from investment operations:
Net investment income	0.31	0.19	0.09	0.00[5]
Net realized and unrealized gain (loss)	31.08	(17.25)	11.87	(14.81)

Total from investment operations	31.39	(17.06)	11.96	(14.81)

Less distributions from:
Net investment income	(0.32)	(0.17)	(0.09)	(0.00)[5]
Net realized gain	—	—	—	(0.62)

Total distributions	(0.32)	(0.17)	(0.09)	(0.62)

Net asset value, end of period	$93.62	$62.55	$79.78	$67.91

Total return	50.24%	(21.39)%	17.60%	(17.86)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$688,137	$312,772	$191,475	$27,162
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.39%	0.34%	0.14%	0.00%[6]
Portfolio turnover rate[4]	37%	57%	49%	77%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $0.01.
[6]	Rounds to less than 0.01%.

See notes to financial statements.

114	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$66.61	$94.35	$75.87	$68.34

Income from investment operations:
Net investment income	0.83	0.71	0.60	0.43
Net realized and unrealized gain (loss)	40.28	(27.75)	18.48	7.82

Total from investment operations	41.11	(27.04)	19.08	8.25

Less distributions from:
Net investment income	(0.85)	(0.70)	(0.60)	(0.38)
Net realized gain	—	—	—	(0.34)

Total distributions	(0.85)	(0.70)	(0.60)	(0.72)

Net asset value, end of period	$106.87	$66.61	$94.35	$75.87

Total return	61.91%	(28.75)%	25.29%	12.13%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,020,634	$482,948	$457,610	$64,490
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.95%	0.99%	0.92%	0.98%
Portfolio turnover rate[4]	12%	14%	14%	17%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P 1500 Index Fund
Period from Jan. 20, 2004[1] to Mar. 31, 2004
Net asset value, beginning of period	$100.03

Income from investment operations:
Net investment income	0.29
Net realized and unrealized loss	(0.86)

Total from investment operations	(0.57)

Less distributions from:
Net investment income	(0.27)

Total distributions	(0.27)

Net asset value, end of period	$99.19

Total return	(0.57)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,516
Ratio of expenses to average net assets[3]	0.20%
Ratio of net investment income to average net assets[3]	1.52%
Portfolio turnover rate[4]	1%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2004, the Trust offered 61 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth, iShares S&P SmallCap 600/BARRA Value and iShares S&P 1500 Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	117

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
S&P 500	$1,552,603	$(232,635,891)	$(153,353,782)	$(384,437,070)
S&P 500/BARRA Growth	336,391	75,881,726	(57,505,992)	18,712,125
S&P 500/BARRA Value	263,472	82,587,521	(49,748,430)	33,102,563
S&P MidCap 400	98,663	216,169,782	(21,417,853)	194,850,592
S&P MidCap 400/BARRA Growth	56,902	98,100,756	(62,729,027)	35,428,631
S&P MidCap 400/BARRA Value	93,065	152,912,051	(26,957,475)	126,047,641
S&P SmallCap 600	—	200,038,235	(31,628,373)	168,409,862
S&P SmallCap 600/BARRA Growth	52,595	120,031,724	(34,113,364)	85,970,955
S&P SmallCap 600/BARRA Value	—	114,130,756	(32,178,115)	81,952,641
S&P 1500	14,464	(487,577)	(31,266)	(504,379)

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales and dividends from real estate investment trusts.

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31,2004.

118	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2003 to March 31, 2004, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2005.

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$39,118,432
S&P 500/BARRA Growth	1,173,134
S&P MidCap 400	633,448
S&P MidCap 400/BARRA Growth	1,243,548
S&P MidCap 400/BARRA Value	60,483
S&P 1500	31,266

The Funds had tax basis net capital loss carryforwards at March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Total
S&P 500	$5,086,485	$109,148,380	$—	$114,234,865
S&P 500/BARRA Growth	9,841,895	24,099,560	22,391,403	56,332,858
S&P 500/BARRA Value	5,134,741	23,315,922	21,297,767	49,748,430
S&P MidCap 400	4,458,220	4,020,152	12,306,033	20,784,405
S&P MidCap 400/BARRA Growth	11,111,322	22,971,325	27,402,832	61,485,479
S&P MidCap 400/BARRA Value	1,442,036	4,082,966	21,371,990	26,896,992
S&P SmallCap 600	3,199,196	22,944,237	5,484,940	31,628,373
S&P SmallCap 600/BARRA Growth	4,230,989	8,134,573	21,747,802	34,113,364
S&P SmallCap 600/BARRA Value	4,241,868	12,218,694	15,717,553	32,178,115

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

For the year ended March 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2004 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	119

Notes to the Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at March 31, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at March 31, 2004. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
S&P 500	0.09%
S&P 500/BARRA Growth	0.18
S&P 500/BARRA Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400/BARRA Growth	0.25
S&P MidCap 400/BARRA Value	0.25%
S&P SmallCap 600	0.20
S&P SmallCap 600/BARRA Growth	0.25
S&P SmallCap 600/BARRA Value	0.25
S&P 1500	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

120	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$367,991
S&P 500/BARRA Growth	57,278
S&P 500/BARRA Value	75,581
S&P MidCap 400	248,363
S&P MidCap 400/BARRA Growth	102,677
S&P MidCap 400/BARRA Value	150,433
S&P SmallCap 600	572,571
S&P SmallCap 600/BARRA Growth	221,525
S&P SmallCap 600/BARRA Value	201,209
S&P 1500	509

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

As defined under the Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any investment transactions with such Fund during the year ended March 31, 2004.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	121

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Transactions in shares of issuers affiliated with BGFA for the year ended March 31, 2004, including interest income were as follows:

Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number Of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
iShares S&P 500 Index Fund
IMMF	1,992	1,124,618	1,093,236	33,374	$33,373,800	$47,287
iShares S&P 500/BARRA Growth Index Fund
IMMF	135	167,826	163,715	4,246	4,245,812	7,251
iShares S&P 500/BARRA Value Index Fund
IMMF	427	225,373	217,472	8,328	8,328,266	9,555
iShares S&P MidCap 400 Index Fund
IMMF	45	157,242	148,762	8,525	8,524,793	6,686
iShares S&P MidCap 400/BARRA Growth Index Fund
IMMF	78	52,567	47,865	4,780	4,780,192	2,241
iShares S&P MidCap 400/BARRA Value Index Fund
IMMF	24	124,488	120,821	3,691	3,691,382	5,243
iShares S&P SmallCap 600 Index Fund
IMMF	80	144,177	139,806	4,451	4,450,642	6,347
iShares S&P SmallCap 600/BARRA Growth Index Fund
IMMF	188	47,603	47,002	789	788,769	2,037
iShares S&P SmallCap 600/BARRA Value Index Fund
IMMF	—	87,392	84,716	2,676	2,675,640	3,828
iShares S&P 1500 Index Fund
IMMF	—	872	668	204	204,314	44

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Funds’ holdings of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Funds also invested in the PMMF for purposes of investing collateral from securities lending.

As of March 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

122	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2004 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$185,322,959	$190,937,505
S&P 500/BARRA Growth	150,836,422	151,308,273
S&P 500/BARRA Value	61,368,839	63,318,925
S&P MidCap 400	139,652,289	141,193,543
S&P MidCap 400/BARRA Growth	184,015,341	184,264,083
S&P MidCap 400/BARRA Value	93,460,281	95,191,622
S&P SmallCap 600	199,785,938	184,264,395
S&P SmallCap 600/BARRA Growth	187,141,367	187,548,235
S&P SmallCap 600/BARRA Value	86,551,814	89,276,853
S&P 1500	433,941	467,216

In-kind transactions (see Note 4) for the year ended March 31, 2004 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$3,196,142,303	$1,127,956,101
S&P 500/BARRA Growth	576,875,508	21,191,090
S&P 500/BARRA Value	1,071,718,508	197,268,632
S&P MidCap 400	515,356,665	519,040,841
S&P MidCap 400/BARRA Growth	220,480,013	8,561,935
S&P MidCap 400/BARRA Value	485,547,291	220,176,450
S&P SmallCap 600	1,013,517,388	500,205,833
S&P SmallCap 600/BARRA Growth	261,844,106	65,778,854
S&P SmallCap 600/BARRA Value	417,509,962	189,417,276
S&P 1500	60,008,488	—

NOTES TO THE FINANCIAL STATEMENTS	123

Notes to the Financial Statements (Continued)

iSHARES® TRUST

At March 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$9,256,049,827	$540,823,986	$(773,459,877)	$(232,635,891)
S&P 500/BARRA Growth	1,503,758,748	120,575,954	(44,694,228)	75,881,726
S&P 500/BARRA Value	1,942,527,524	151,801,695	(69,214,174)	82,587,521
S&P MidCap 400	1,763,574,389	261,021,080	(44,851,298)	216,169,782
S&P MidCap 400/BARRA Growth	713,104,744	112,335,140	(14,234,384)	98,100,756
S&P MidCap 400/BARRA Value	1,212,399,943	173,736,421	(20,824,370)	152,912,051
S&P SmallCap 600	2,533,498,318	304,632,975	(104,594,740)	200,038,235
S&P SmallCap 600/BARRA Growth	726,986,002	129,947,407	(9,915,683)	120,031,724
S&P SmallCap 600/BARRA Value	1,138,292,371	146,977,658	(32,846,902)	114,130,756
S&P 1500	63,898,703	2,029,135	(2,516,712)	(487,577)

4. CAPITAL SHARE TRANSACTIONS

At March 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at March 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

124	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series Funds (the “Funds”), as listed on the table of contents, at March 31, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	125

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2004 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 500	99.95%
S&P 500/BARRA Growth	100.00
S&P 500/BARRA Value	100.00
S&P MidCap 400	100.00
S&P MidCap 400/BARRA Growth	100.00
S&P MidCap 400/BARRA Value	100.00
S&P SmallCap 600	100.00
S&P SmallCap 600/BARRA Growth	100.00
S&P SmallCap 600/BARRA Value	100.00
S&P 1500	100.00

Qualified dividend income received by the Funds through March 31, 2004 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 are as follows:

iShares Index Fund	Qualified Dividend Income
S&P 500	$103,578,074
S&P 500/BARRA Growth	14,079,948
S&P 500/BARRA Value	22,489,348
S&P MidCap 400	10,164,829
S&P MidCap 400/BARRA Growth	2,462,225
S&P MidCap 400/BARRA Value	8,716,253
S&P SmallCap 600	10,007,637
S&P SmallCap 600/BARRA Growth	2,108,424
S&P SmallCap 600/BARRA Value	5,414,688
S&P 1500	184,727

126	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report, except for iShares S&P 1500 Index Fund. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2004, the date of the most recent calendar quarter end. Information for the iShares S&P 1500 Index Fund is not presented, as the Fund commenced operations on January 20, 2004, and did not have a full quarter of information as of March 31, 2004. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the ishares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.64%
Between 0.5% and – 0.5%	915	97.66
Less than – 0.5% and Greater than – 1.0%	11	1.17
Less than – 1.0%	5	0.53

	937	100.00%

iShares S&P 500/BARRA Growth Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.11%
Greater than 0.5% and Less than 1.0%	13	1.39
Between 0.5% and – 0.5%	902	96.26
Less than – 0.5% and Greater than – 1.0%	15	1.60
Less than – 1.0%	6	0.64

	937	100.00%

SUPPLEMENTAL INFORMATION	127

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500/BARRA Value Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.64%
Between 0.5% and – 0.5%	918	97.97
Less than – 0.5% and Greater than – 1.0%	9	0.96
Less than – 1.0%	4	0.43

	937	100.00%

iShares S&P MidCap 400 Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.85%
Between 0.5% and – 0.5%	912	97.34
Less than – 0.5% and Greater than – 1.0%	12	1.28
Less than – 1.0%	5	0.53

	937	100.00%

iShares S&P MidCap 400/BARRA Growth Index Fund

Period Covered: October 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	9	1.03%
Between 0.5% and – 0.5%	845	96.68
Less than – 0.5% and Greater than – 1.0%	12	1.37
Less than – 1.0%	8	0.92

	874	100.00%

iShares S&P MidCap 400/BARRA Value Index Fund

Period Covered: October 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	9	1.03%
Between 0.5% and – 0.5%	850	97.26
Less than – 0.5% and Greater than – 1.0%	10	1.14
Less than – 1.0%	5	0.57

	874	100.00%

128	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: July 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage Of Total Days
Greater than 0.5% and Less than 1.0%	10	1.07%
Between 0.5% and – 0.5%	903	96.37
Less than – 0.5% and Greater than – 1.0%	19	2.03
Less than – 1.0%	5	0.53

	937	100.00%

iShares S&P SmallCap 600/BARRA Growth Index Fund

Period Covered: October 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage Of Total Days
Greater than 1.0%	1	0.11%
Greater than 0.5% and Less than 1.0%	12	1.37
Between 0.5% and – 0.5%	837	95.78
Less than – 0.5% and Greater than – 1.0%	19	2.17
Less than – 1.0%	5	0.57

	874	100.00%

iShares S&P SmallCap 600/BARRA Value Index Fund

Period Covered: October 1, 2000 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage Of Total Days
Greater than 0.5% and Less than 1.0%	20	2.29%
Between 0.5% and – 0.5%	823	94.16
Less than – 0.5% and Greater than – 1.0%	24	2.75
Less than – 1.0%	7	0.80

	874	100.00%

SUPPLEMENTAL INFORMATION	129

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 87 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 114 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003): Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor and BGI, the parent company of BGFA.

130	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Bailard, Biehl and Kaiser, Inc. (since 1985); California Casualty Group of Insurance Companies (since 1978); Continental Airlines, Inc. (since 1996); Community First Financial Group (since 1995); Dresdner/RCM Mutual Funds (1994-2002); Tyon Ranch Company (since 1999).

W. Allen Reed (56)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughs Medical Institute.

TRUSTEE INFORMATION	131

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

132	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	133

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s)are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds	iShares Russell Index Funds
S&P 1500 (ISI)	Russell 3000 (IWV)
S&P 500 (IVV)	Russell 3000 Growth (IWZ)
S&P 500/BARRA Growth (IVW)	Russell 3000 Value (IWW)
S&P 500/BARRA Value (IVE)	Russell 1000 (IWB)
S&P MidCap 400 (IJH)	Russell 1000 Growth (IWF)
S&P MidCap 400/BARRA Growth (IJK)	Russell 1000 Value (IWD)
S&P MidCap 400/BARRA Value (IJJ)	Russell Midcap (IWR)
S&P SmallCap 600 (IJR)	Russell Midcap Growth (IWP)
S&P SmallCap 600/BARRA Growth (IJT)	Russell Midcap Value (IWS)
S&P SmallCap 600/BARRA Value (IJS)	Russell 2000 (IWM)
S&P 100 (OEF)	Russell 2000 Growth (IWO)
Russell 2000 Value (IWN)
iShares Sector And Specialty Index Funds
Cohen & Steers Realty Majors (ICF)	iShares NYSE Index Funds
Dow Jones U.S. Basic Materials Sector (IYM)	NYSE 100 (NY)
Dow Jones U.S. Consumer Cyclical Sector (IYC)	NYSE Composite (NYC)
Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
Dow Jones U.S. Energy Sector (IYE)	iShares International Index Funds
Dow Jones U.S. Financial Sector (IYF)	MSCI Australia (EWA)
Dow Jones U.S. Financial Services (IYG)	MSCI Austria (EWO)
Dow Jones U.S. Healthcare Sector (IYH)	MSCI Belgium (EWK)
Dow Jones U.S. Industrial Sector (IYJ)	MSCI Brazil (EWZ)
Dow Jones U.S. Real Estate (IYR)	MSCI Canada (EWC)
Dow Jones Select Dividend (DVY)	MSCI EAFE (EFA)
Dow Jones U.S. Technology Sector (IYW)	MSCI Emerging Markets (EEM)
Dow Jones U.S. Telecommunications Sector (IYZ)	MSCI EMU (EZU)
Dow Jones U.S. Total Market (IYY)	MSCI France (EWQ)
Dow Jones Transportation Average (IYT)	MSCI Germany (EWG)
Dow Jones U.S. Utilities Sector (IDU)	MSCI Hong Kong (EWH)
Goldman Sachs Natural Resources (IGE)	MSCI Italy (EWI)
Goldman Sachs Networking (IGN)	MSCI Japan (EWJ)
Goldman Sachs Semiconductor (IGW)	MSCI Malaysia (EWM)
Goldman Sachs Software (IGV)	MSCI Mexico (EWW)
Goldman Sachs Technology (IGM)	MSCI Netherlands (EWN)
Nasdaq Biotechnology (IBB)	MSCI Pacific ex-Japan (EPP)
S&P Global Energy Sector (IXC)	MSCI Singapore (EWS)
S&P Global Financials Sector (IXG)	MSCI South Africa (EZA)
S&P Global Healthcare Sector (IXJ)	MSCI South Korea (EWY)
S&P Global Technology Sector (IXN)	MSCI Spain (EWP)
S&P Global Telecommunications Sector (IXP)	MSCI Sweden (EWD)
MSCI Switzerland (EWL)
iShares Bond Funds	MSCI Taiwan (EWT)
Lehman Aggregate (AGG)	MSCI United Kingdom (EWU)
Lehman TIPS (TIP)	S&P Europe 350 (IEV)
Lehman 1-3 Year Treasury (SHY)	S&P Global 100 (IOO)
Lehman 7-10 Year Treasury (IEF)	S&P Latin America 40 (ILF)
Lehman 20+ Year Treasury (TLT)	S&P/TOPIX 150 (ITF)
GS $ InvesTop™ Corporate (LQD)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $  InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

This advertising section does not constitute part of the 2004 Annual Report.

134	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service-marks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commision’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) WWW. iSHARES.COM

[GRAPHIC APPEARS HERE]

iShares®

ITEM 1. Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2004

iSHARES RUSSELL 1000 INDEX FUND

iSHARES RUSSELL 1000 GROWTH INDEX FUND

iSHARES RUSSELL 1000 VALUE INDEX FUND

iSHARES RUSSELL 2000 INDEX FUND

iSHARES RUSSELL 2000 GROWTH INDEX FUND

iSHARES RUSSELL 2000 VALUE INDEX FUND

To Our Shareholders:

Stock markets generally posted solid gains during the last twelve months, reversing the trend of the past several years. The uncertainty that characterized the first few months of the fiscal year, including war in Iraq and high unemployment levels, diminished as the year progressed. Healthy gross domestic product (GDP) growth in the third and fourth quarters of 2003 contributed to the performance trend, and lower unemployment rates in early 2004 provided additional encouragement. While the performance of the past year has been a welcome relief, there is no guarantee that more challenging conditions will not return.

The iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched late in 2003, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios – and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 85 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide range of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in key concepts: such as keeping the costs associated with investing as low as possible, managing risk and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of March 31, 2004, had reached $72.8 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

[GRAPHIC APPEARS HERE]
Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the Fund(s) are an appropriate investment for you, carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees may help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or the New York Stock Exchange, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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3

Managers’ Discussion & Analysis

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	36.12%	36.31%	36.37%	(4.71)%	(4.72)%	(4.56)%	(17.08)%	(17.10)%	(16.57)%
Russell 1000 Growth	31.88%	32.03%	32.18%	(12.09)%	(12.10)%	(11.89)%	(39.19)%	(39.21)%	(38.66)%
Russell 1000 Value	40.48%	40.51%	40.82%	3.50%	3.50%	3.69%	14.19%	14.21%	15.03%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES RUSSELL 1000 INDEX FUND	RUSSELL 1000 INDEX	iSHARES RUSSELL 1000 GROWTH INDEX FUND	RUSSELL 1000 GROWTH INDEX	iSHARES RUSSELL 1000 VALUE INDEX FUND	RUSSELL 1000 VALUE INDEX
5/15/2000	$10,000.00	$10,000	$10,000.00	$10,000.00	$10,000.00	$10,000.00
5/31/2000	$9,787.69	$9,793	$10,211.82	$10,209.63	$10,092.68	$10,095.49
6/30/2000	$10,032.65	$10,043	$10,987.06	$10,983.35	$9,619.64	$9,634.10
7/31/2000	$9,861.90	$9,876	$10,502.67	$10,525.40	$9,753.49	$9,754.75
8/31/2000	$10,595.75	$10,607	$11,466.40	$11,478.50	$10,294.26	$10,297.52
9/30/2000	$10,099.48	$10,115	$10,374.00	$10,392.65	$10,382.36	$10,391.81
10/31/2000	$9,981.89	$9,993	$9,885.65	$9,900.93	$10,640.22	$10,647.07
11/30/2000	$9,069.93	$9,079	$8,429.43	$8,441.47	$10,244.48	$10,251.87
12/31/2000	$9,177.88	$9,189	$8,158.55	$8,174.32	$10,756.42	$10,765.52
1/31/2001	$9,477.91	$9,491	$8,721.26	$8,739.10	$10,794.15	$10,806.89
2/28/2001	$8,593.54	$8,606	$7,239.26	$7,255.45	$10,492.36	$10,506.38
3/31/2001	$8,024.81	$8,034	$6,452.99	$6,465.92	$10,122.01	$10,135.12
4/30/2001	$8,667.06	$8,680	$7,269.26	$7,283.69	$10,619.28	$10,632.16
5/31/2001	$8,724.85	$8,739	$7,162.96	$7,176.62	$10,853.50	$10,871.38
6/30/2001	$8,526.78	$8,541	$6,993.38	$7,010.12	$10,611.98	$10,630.04
7/31/2001	$8,408.29	$8,424	$6,817.41	$6,834.87	$10,586.69	$10,607.72
8/31/2001	$7,896.19	$7,911	$6,259.10	$6,275.78	$10,162.06	$10,182.35
9/30/2001	$7,227.42	$7,240	$5,633.70	$5,649.45	$9,448.33	$9,465.51
10/31/2001	$7,373.00	$7,391	$5,921.41	$5,946.05	$9,366.70	$9,384.11
11/30/2001	$7,938.73	$7,960	$6,488.32	$6,517.47	$9,908.06	$9,929.32
12/31/2001	$8,021.98	$8,045	$6,474.81	$6,505.08	$10,139.75	$10,163.65
1/31/2002	$7,919.93	$7,943	$6,359.26	$6,389.94	$10,059.46	$10,085.39
2/28/2002	$7,760.90	$7,785	$6,095.14	$6,124.76	$10,074.06	$10,101.53
3/31/2002	$8,079.34	$8,105	$6,304.72	$6,336.68	$10,549.70	$10,579.33
4/30/2002	$7,615.65	$7,641	$5,788.55	$5,819.60	$10,185.35	$10,216.46
5/31/2002	$7,549.22	$7,573	$5,648.70	$5,678.77	$10,236.62	$10,267.54
6/30/2002	$6,989.41	$7,014	$5,125.58	$5,153.48	$9,645.08	$9,678.19
7/31/2002	$6,474.94	$6,495	$4,844.22	$4,870.04	$8,753.21	$8,778.12
8/31/2002	$6,508.26	$6,529	$4,858.23	$4,884.65	$8,815.73	$8,844.83
9/30/2002	$5,808.84	$5,828	$4,353.04	$4,378.11	$7,835.85	$7,861.28
10/31/2002	$6,290.24	$6,312	$4,750.98	$4,779.59	$8,414.57	$8,443.81
11/30/2002	$6,655.29	$6,681	$5,008.61	$5,039.12	$8,937.82	$8,975.77
12/31/2002	$6,279.40	$6,303	$4,662.28	$4,690.91	$8,550.03	$8,586.22
1/31/2003	$6,126.18	$6,151	$4,548.44	$4,576.93	$8,341.58	$8,378.43
2/28/2003	$6,030.75	$6,055	$4,526.70	$4,555.87	$8,118.25	$8,154.73
3/31/2003	$6,092.71	$6,118	$4,610.56	$4,640.61	$8,129.36	$8,168.59
4/30/2003	$6,582.34	$6,612	$4,950.23	$4,983.55	$8,842.20	$8,887.43
5/31/2003	$6,955.97	$6,989	$5,196.34	$5,232.23	$9,410.98	$9,461.55
6/30/2003	$7,047.05	$7,081	$5,266.29	$5,304.44	$9,527.28	$9,579.82
7/31/2003	$7,186.47	$7,222	$5,397.30	$5,436.52	$9,668.30	$9,722.56
8/31/2003	$7,331.31	$7,369	$5,530.88	$5,571.89	$9,816.84	$9,874.23
9/30/2003	$7,255.67	$7,294	$5,469.63	$5,512.27	$9,718.79	$9,777.47
10/31/2003	$7,679.60	$7,721	$5,775.86	$5,822.06	$10,310.39	$10,375.85
11/30/2003	$7,770.63	$7,814	$5,835.05	$5,883.01	$10,450.25	$10,516.61
12/31/2003	$8,140.82	$8,188	$6,035.67	$6,086.46	$11,089.42	$11,164.84
1/31/2004	$8,293.77	$8,343	$6,158.27	$6,210.76	$11,283.44	$11,361.17
2/29/2004	$8,408.49	$8,459	$6,196.98	$6,250.21	$11,523.10	$11,604.67
3/31/2004	$8,293.00	$8,344	$6,080.27	$6,134.27	$11,420.08	$11,503.09

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

RUSSELL 1000

Auto & Transportation	2.13%
Consumer Discretionary	14.08%
Consumer Staples	7.33%
Financial Services	23.58%
Health Care	13.70%
Integrated Oils	4.27%
Materials & Processing	3.50%
Other Energy	1.62%
Other Sectors	4.17%
Producer Durables	3.96%
Short-Term and Net Other Assets	0.09%
Technology	14.47%
Utilities	7.10%

RUSSELL 1000 GROWTH

Auto & Transportation	1.62%
Consumer Discretionary	17.66%
Consumer Staples	8.81%
Financial Services	10.83%
Health Care	24.14%
Materials & Processing	1.34%
Other Energy	1.22%
Other Sectors	6.81%
Producer Durables	3.52%
Short-Term and Net Other Assets	0.08%
Technology	22.39%
Utilities	1.58%

RUSSELL 1000 VALUE

Auto & Transportation	2.63%
Consumer Discretionary	10.55%
Consumer Staples	5.86%
Financial Services	36.15%
Health Care	3.41%
Integrated Oils	8.46%
Materials & Processing	5.63%
Other Energy	2.03%
Other Sectors, Short-Term and Net Other Assets	1.66%
Producer Durables	4.42%
Technology	6.67%
Utilities	12.53%

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 36.12%, while the Index returned 36.37%.

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) and iShares Russell 1000 Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell 1000 Growth Index (the “Growth Index”) and the Russell 1000 Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 31.88% and 40.48%, respectively, while the Growth Index returned 32.18% and the Value Index returned 40.82%.

The U.S. stock market staged an impressive rally during the reporting period. The main catalyst for the market’s strong performance was an emerging economic recovery fueled by low interest rates and federal tax cuts. By the third quarter of 2003, economic growth surged to an 8.2% annual rate – the economy’s strongest quarter in nearly 20 years. As a result, corporate profit growth accelerated and investor confidence soared, providing a healthy boost to stock prices.

Although the stock market rally cooled off somewhat in early 2004, all of the major stock indexes posted gains of 30% or more for the reporting period. Large-capitalization stocks produced healthy returns but lagged their mid- and small-capitalization counterparts, which often outperform in the early stages of an economic recovery. Within the large-capitalization segment of the market, value shares outperformed growth stocks by a wide margin.

Reflecting the broad-based stock market rally, every sector within the Index posted double-digit gains for the reporting period. Technology was the best-performing sector, rebounding sharply after three straight years of declines. Financials, which made up the largest sector weighting in the Index at the end of the reporting period, also posted very strong results. Other leading sectors in the Index included materials and consumer discretionary, both of which are cyclical areas of the market that typically benefit from an economic recovery. Some of the more defensive sectors, such as health care and consumer staples, lagged the overall market.

All but one of the Fund’s ten largest individual holdings posted gains during the reporting period. Leading technology firms Cisco Systems Inc. (1.51% of the net assets of the Fund as of March 31, 2004) and Intel Corp. (1.62% of the net assets of the Fund as of March 31, 2004) climbed 81.59% and 67.08%, respectively. Citigroup Inc. (2.43% of the net assets of the Fund as of March 31, 2004) soared by 50.07%. The sole negative return among the Fund’s top ten holdings came from Johnson & Johnson (1.38% of the net assets of the Fund as of March 31, 2004), which declined 12.36% during the reporting period as several of the company’s pharmaceutical and medical products faced increased competition.

MANAGERS’ DISCUSSION & ANALYSIS	5

Manager’s Discussion & Analysis

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	63.44%	63.71%	63.83%	7.08%	7.04%	7.41%	30.22%	30.04%	31.79%
Russell 2000 Growth	62.76%	62.96%	63.16%	(6.60)%	(6.61)%	(6.33)%	(22.26)%	(22.29)%	(21.45)%
Russell 2000 Value	64.00%	64.20%	64.49%	16.64%	16.64%	17.00%	76.40%	76.42%	78.47%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES RUSSELL 2000 INDEX FUND		RUSSELL 2000 INDEX		iSHARES RUSSELL 2000 GROWTH INDEX FUND		RUSSELL 2000 GROWTH INDEX		iSHARES RUSSELL 2000 VALUE INDEX FUND		RUSSELL 2000 VALUE INDEX
5/22/2000	$ $ $	10,000 10,098 10,976	$ $ $	10,000 10,100 10,981
7/24/2000	$ $	10,619 11,425	$ $	10,627 11,438	$ $ $	10,000 9,441 10,431	$ $ $	10,000 9,440 10,433	$ $ $	10,000 10,079 10,523	$ $ $	10,000 10,078 10,529
9/30/2000	$ $ $ $ $ $	11,055 10,588 9,485 10,295 10,831 10,121	$ $ $ $ $ $	11,102 10,607 9,518 10,335 10,873 10,160	$ $ $ $ $ $	9,910 9,109 7,453 7,906 8,547 7,375	$ $ $ $ $ $	9,914 9,110 7,456 7,912 8,552 7,380	$ $ $ $ $ $	10,452 10,423 10,207 11,299 11,610 11,593	$ $ $ $ $ $	10,469 10,432 10,220 11,318 11,630 11,614
3/31/2001	$ $ $ $ $ $	9,623 10,371 10,622 10,984 10,382 10,044	$ $ $ $ $ $	9,663 10,419 10,675 11,043 10,446 10,108	$ $ $ $ $ $	6,704 7,524 7,696 7,895 7,222 6,766	$ $ $ $ $ $	6,709 7,530 7,705 7,915 7,240 6,788	$ $ $ $ $ $	11,405 11,928 12,230 12,723 12,427 12,381	$ $ $ $ $ $	11,428 11,957 12,264 12,757 12,471 12,428
9/30/2001	$ $ $ $ $ $	8,691 9,184 9,895 10,498 10,387 10,103	$ $ $ $ $ $	8,748 9,260 9,976 10,592 10,482 10,195	$ $ $ $ $ $	5,673 6,202 6,719 7,130 6,875 6,430	$ $ $ $ $ $	5,692 6,240 6,761 7,182 6,926 6,478	$ $ $ $ $ $	11,015 11,274 12,081 12,815 12,982 13,060	$ $ $ $ $ $	11,056 11,344 12,160 12,904 13,076 13,155
3/31/2002	$ $ $ $ $ $	10,912 11,010 10,520 9,998 8,496 8,472	$ $ $ $ $ $	11,013 11,113 10,620 10,093 8,569 8,548	$ $ $ $ $ $	6,988 6,835 6,436 5,891 4,990 4,986	$ $ $ $ $ $	7,041 6,889 6,486 5,936 5,024 5,021	$ $ $ $ $ $	14,033 14,522 14,039 13,725 11,703 11,647	$ $ $ $ $ $	14,140 14,637 14,153 13,840 11,783 11,731
9/30/2002	$ $ $ $ $ $	7,863 8,115 8,837 8,344 8,112 7,867	$ $ $ $ $ $	7,934 8,189 8,919 8,422 8,189 7,942	$ $ $ $ $ $	4,626 4,858 5,339 4,971 4,834 4,706	$ $ $ $ $ $	4,659 4,894 5,379 5,008 4,872 4,742	$ $ $ $ $ $	10,813 10,975 11,846 11,339 11,018 10,645	$ $ $ $ $ $	10,894 11,057 11,940 11,430 11,107 10,734
3/31/2003	$ $ $ $ $ $	7,967 8,721 9,653 9,827 10,439 10,916	$ $ $ $ $ $	8,044 8,807 9,752 9,928 10,550 11,033	$ $ $ $ $ $	4,776 5,227 5,814 5,925 6,372 6,713	$ $ $ $ $ $	4,813 5,269 5,863 5,976 6,427 6,773	$ $ $ $ $ $	10,757 11,775 12,973 13,190 13,843 14,367	$ $ $ $ $ $	10,849 11,880 13,093 13,314 13,978 14,510
9/30/2003	$ $ $ $ $ $	10,712 11,609 12,019 12,261 12,791 12,904	$ $ $ $ $ $	10,829 11,738 12,155 12,401 12,940 13,056	$ $ $ $ $ $	6,541 7,105 7,335 7,366 7,752 7,739	$ $ $ $ $ $	6,601 7,172 7,405 7,439 7,829 7,817	$ $ $ $ $ $	14,198 15,352 15,936 16,509 17,075 17,403	$ $ $ $ $ $	14,343 15,512 16,107 16,690 17,267 17,601
3/31/2004		$13,022		$13,178		$7,774		$7,854		$17,640		$17,844

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of net assets)

[GRAPHIC APPEARS HERE]

RUSSELL 2000

Auto & Transportation	3.99%
Consumer Discretionary	18.93%
Consumer Staples	1.91%
Financial Services	22.52%
Health Care	13.18%
Integrated Oils	0.05%
Materials & Processing	8.57%
Other Energy	4.07%
Other Sectors, Short-Term and Net Other Assets	0.56%
Producer Durables	8.12%
Technology	14.12%
Utilities	3.98%

RUSSELL 2000 GROWTH

Auto & Transportation	3.08%
Consumer Discretionary	20.77%
Consumer Staples	1.13%
Financial Services	12.90%
Health Care	22.22%
Integrated Oils	0.05%
Materials & Processing	4.93%
Other Energy	3.33%
Producer Durables	7.94%
Other Sectors, Short-Term and Net Other Assets	0.08%
Technology	21.57%
Utilities	2.00%

RUSSELL 2000 VALUE

Auto & Transportation	4.88%
Consumer Discretionary	17.15%
Consumer Staples	2.65%
Financial Services	31.79%
Health Care	4.48%
Integrated Oils	0.05%
Materials & Processing	12.08%
Other Energy	4.78%
Other Sectors, Short-Term and Net Other Assets	1.02%
Producer Durables	8.31%
Technology	6.95%
Utilities	5.86%

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 63.44%, while the Index returned 63.83%.

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) and iShares Russell 2000 Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell 2000 Growth Index (the “Growth Index”) and the Russell 2000 Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 62.76% and 64.00%, respectively, while the Growth Index returned 63.16% and the Value Index returned 64.49%.

The U.S. stock market staged an impressive rally during the reporting period. The main catalyst for the market’s strong performance was an emerging economic recovery fueled by low interest rates and federal tax cuts. By the third quarter of 2003, economic growth surged to an 8.2% annual rate – the economy’s strongest quarter in nearly 20 years. As a result, corporate profit growth accelerated and investor confidence soared, providing a healthy boost to stock prices.

Although the stock market rally cooled off somewhat in early 2004, all of the major stock indexes posted gains of 30% or more for the reporting period. Small-capitalization stocks, which typically perform best in the early stages of an economic recovery, led the market’s advance, outperforming their mid- and large-capitalization counterparts. Within the small-capitalization segment of the market, value and growth stocks posted similar returns, but value came out slightly ahead.

Reflecting the broad-based stock market rally, every sector within the Index posted very strong gains for the reporting period. Technology was the best-performing sector, rebounding sharply after three straight years of declines. Other leading sectors in the Index included materials, a cyclical sector that typically benefits from an economic recovery, and health care, which got a boost from the outsized performance of biotechnology stocks. Lagging sectors included financials, the largest sector weighting in the Index at the end of the reporting period, and defensive areas of the market such as utilities and consumer staples.

Each of the Fund’s ten largest individual holdings posted gains during the reporting period, and seven of them rose by more than 100%. The top performer was semiconductor maker Conexant Systems Inc. (0.27% of the net assets of the Fund as of March 31, 2004), which surged 404.11% as the company spun off some of its businesses and increased profitability. Biotechnology firm MGI Pharma Inc. (0.23% of the net assets of the Fund as of March 31, 2004) gained 386.19%. The Fund’s largest holding, forest products company Louisiana Pacific Corp. (0.29% of the net assets of the Fund as of March 31, 2004), climbed by 225.35%. The lowest return among the top ten holdings came from Covance Inc. (0.22% of the Fund’s net assets as of March 31, 2004), another biotechnology concern, which gained 48.96%.

MANAGERS’ DISCUSSION & ANALYSIS	7

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.91%

General Electric Co.	1,903,367	$58,090,761
Exxon Mobil Corp.	1,272,045	52,904,352
Pfizer Inc.	1,503,449	52,695,887
Citigroup Inc.	980,407	50,687,042
Microsoft Corp.	1,703,170	42,528,155
Intel Corp.	1,244,318	33,845,450
Cisco Systems Inc.[1]	1,336,621	31,437,326
American International Group Inc.	437,125	31,188,869
Wal-Mart Stores Inc.	506,127	30,210,721
Johnson & Johnson	565,366	28,675,364
International Business Machines Corp.	308,340	28,317,946
Procter & Gamble Co.	246,554	25,858,584
Bank of America Corp.	285,147	23,091,204
Altria Group Inc.	385,586	20,995,158
Coca-Cola Co. (The)	408,092	20,527,028
Verizon Communications Inc.	523,717	19,136,619
Merck & Co. Inc.	426,994	18,868,865
Wells Fargo & Company	321,222	18,203,651
ChevronTexaco Corp.	203,436	17,857,612
PepsiCo Inc.	327,165	17,617,835
Home Depot Inc.	436,781	16,318,138
JP Morgan Chase & Co.	386,788	16,225,757
SBC Communications Inc.	632,646	15,525,133
Dell Inc.[1]	433,753	14,582,776
Amgen Inc.[1]	245,545	14,283,353
Time Warner Inc.[1]	823,775	13,888,847
Fannie Mae	186,573	13,871,703
Hewlett-Packard Co.	581,224	13,275,156
Lilly (Eli) & Co.	183,765	12,293,878
Abbott Laboratories	297,220	12,215,742
3M Co.	148,836	12,185,203
Bank One Corp.	217,513	11,858,809
Comcast Corp. Class A1	407,220	11,703,503
Morgan Stanley	201,851	11,566,062
Viacom Inc. Class B	294,890	11,562,637
Wachovia Corp.	243,835	11,460,245
American Express Co.	218,795	11,344,521
Medtronic Inc.	232,203	11,087,693
Merrill Lynch & Co. Inc.	176,492	10,511,864
U.S. Bancorp	365,516	10,106,517
QUALCOMM Inc.	150,300	9,982,926
BellSouth Corp.	351,632	9,736,690
Walt Disney Co. (The)	389,023	9,721,685
Texas Instruments Inc.	329,246	9,620,568
Wyeth	252,840	9,494,142
ConocoPhillips	129,227	9,021,337
FleetBoston Financial Corp.	200,917	9,021,173
Bristol-Myers Squibb Co.	369,044	8,941,936
Oracle Corp.[1]	737,683	8,859,573
United Technologies Corp.	98,121	8,467,842
Lowe’s Companies Inc.	144,749	8,124,761
Anheuser-Busch Companies Inc.	158,849	8,101,299
Du Pont (E.I.) de Nemours and Co.	189,621	8,005,799
Freddie Mac	132,411	7,820,194
Target Corp.	173,393	7,809,621
Motorola Inc.	440,870	7,759,312
Gillette Co. (The)	194,411	7,601,470
First Data Corp.	176,210	7,429,014
UnitedHealth Group Inc.	113,014	7,282,622
Washington Mutual Inc.	165,865	7,084,094
Dow Chemical Co. (The)	174,297	7,020,683
McDonald’s Corp.	242,215	6,920,083
United Parcel Service Inc. Class B	97,686	6,822,390
Applied Materials Inc.[1]	315,103	6,736,902
Walgreen Co.	195,111	6,428,907
EMC Corp.[1]	449,178	6,113,313
Kimberly-Clark Corp.	96,842	6,110,730
Allstate Corp. (The)	134,003	6,091,776
Cardinal Health Inc.	84,984	5,855,398
AT&T Wireless Services Inc.[1]	427,443	5,817,499
Liberty Media Corp. Class A1	522,843	5,725,131
Boeing Co. (The)	139,364	5,723,679
Goldman Sachs Group Inc. (The)	54,169	5,652,535
MBNA Corp.	204,296	5,644,699
Colgate-Palmolive Co.	102,417	5,643,177
Alcoa Inc.	160,895	5,581,448
eBay Inc.[1]	79,776	5,530,870
Honeywell International Inc.	158,074	5,350,805
Fifth Third Bancorp	95,428	5,283,848
Boston Scientific Corp.[1]	122,577	5,194,813

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Caterpillar Inc.	65,565	$5,184,225
Yahoo! Inc.[1]	102,300	4,970,757
Sysco Corp.	123,652	4,828,611
Emerson Electric Co.	80,125	4,801,090
Automatic Data Processing Inc.	113,828	4,780,776
Cendant Corp.	193,859	4,728,221
Marsh & McLennan Companies Inc.	101,910	4,718,433
Prudential Financial Inc.	105,009	4,702,303
Forest Laboratories Inc.[1]	64,947	4,651,504
Bank of New York Co. Inc. (The)	147,052	4,632,138
Ford Motor Company	334,782	4,542,992
Schering – Plough Corp.	279,580	4,534,788
Gannett Co. Inc.	51,125	4,506,157
FedEx Corp.	56,780	4,267,585
Exelon Corp.	61,710	4,249,968
Clear Channel Communications Inc.	99,816	4,227,208
Lehman Brothers Holdings Inc.	50,878	4,216,260
Southern Company	137,364	4,189,602
General Motors Corp.	88,027	4,146,072
Genentech Inc.[1]	39,031	4,130,260
Nextel Communications Inc. Class A1	166,022	4,105,724
Dominion Resources Inc.	61,053	3,925,708
AFLAC Inc.	97,703	3,921,798
Illinois Tool Works Inc.	48,932	3,876,882
Duke Energy Corp.	171,499	3,875,877
International Paper Co.	91,145	3,851,788
HCA Inc.	93,370	3,792,689
BB&T Corp.	106,159	3,747,413
National City Corp.	105,116	3,740,027
Guidant Corp.	58,861	3,730,022
Baxter International Inc.	113,703	3,512,286
Newmont Mining Corp.	74,205	3,460,179
Hartford Financial Services Group Inc.	53,740	3,423,238
Waste Management Inc.	112,859	3,406,085
Avon Products Inc.	44,683	3,390,099
Zimmer Holdings Inc.[1]	45,946	3,389,896
Analog Devices Inc.	69,515	3,337,415
Occidental Petroleum Corp.	72,167	3,323,290
State Street Corp.	63,411	3,305,615
General Mills Inc.	70,537	3,292,667
SLM Corp.	78,392	3,280,705
SunTrust Banks Inc.	46,956	3,273,303
Costco Wholesale Corp.[1]	86,796	3,260,058
Progressive Corp. (The)	37,110	3,250,836
Northrop Grumman Corp.	33,030	3,250,813
Capital One Financial Corp.	43,078	3,249,374
Lucent Technologies Inc.[1]	787,191	3,235,355
Sara Lee Corp.	147,879	3,232,635
Lockheed Martin Corp.	70,060	3,197,538
WellPoint Health Networks Inc.[1]	28,093	3,194,736
Sprint Corp. (FON Group)	171,531	3,161,316
Deere & Co.	45,549	3,157,001
Biogen Idec Inc.[1]	55,732	3,098,699
Harley-Davidson Inc.	57,526	3,068,437
PNC Financial Services Group	55,306	3,065,059
General Dynamics Corp.	33,610	3,002,381
Countrywide Financial Corp.	31,201	2,992,176
Alltel Corp.	59,225	2,954,735
AT&T Corp.	150,066	2,936,792
International Game Technology Inc.	65,002	2,922,490
Maxim Integrated Products Inc.	61,773	2,908,891
Union Pacific Corp.	48,342	2,891,818
Omnicom Group Inc.	35,868	2,878,407
Agilent Technologies Inc.[1]	89,971	2,845,783
Corning Inc.[1]	254,145	2,841,341
Starbucks Corp.[1]	74,302	2,804,901
Travelers Property Casualty Corp. Class B	160,459	2,771,127
McGraw-Hill Companies Inc. (The)	36,282	2,762,511
ConAgra Foods Inc.	102,169	2,752,433
Symantec Corp.[1]	59,440	2,752,072
Gap Inc. (The)	125,496	2,750,872
Weyerhaeuser Co.	41,733	2,733,512
CVS Corp.	75,200	2,654,560
Apache Corp.	61,486	2,654,351
Golden West Financial Corp.	23,696	2,652,767
Masco Corp.	86,856	2,643,897
Kohls Corp.[1]	54,491	2,633,550
Best Buy Co. Inc.	49,760	2,573,587
Mellon Financial Corp.	82,083	2,568,377
Sun Microsystems Inc.[1]	616,896	2,566,287
Devon Energy Corp.	44,024	2,559,996

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Entergy Corp.	42,953	$2,555,703
Caremark Rx Inc.[1]	76,420	2,540,955
Halliburton Co.	83,486	2,537,140
InterActiveCorp[1]	80,029	2,528,116
Heinz (H.J.) Co.	66,849	2,492,799
American Electric Power Co. Inc.	75,143	2,473,708
St. Jude Medical Inc.[1]	34,309	2,473,679
Anadarko Petroleum Corp.	47,629	2,470,040
Chubb Corp.	35,318	2,456,014
Raytheon Co.	78,348	2,455,426
Aetna Inc.	27,357	2,454,470
Xilinx Inc.[1]	64,183	2,438,954
KeyCorp	80,430	2,436,225
Nike Inc. Class B	31,236	2,432,347
Burlington Resources Inc.	38,192	2,430,157
Staples Inc.[1]	94,932	2,410,323
Hancock (John) Financial Services Inc.	54,970	2,401,639
TJX Companies Inc.	97,693	2,399,340
Kroger Co.	143,542	2,388,539
Anthem Inc.[1]	26,301	2,383,923
Computer Associates International Inc.	88,408	2,374,639
Becton, Dickinson & Co.	48,453	2,349,001
Bed Bath & Beyond Inc.[1]	56,240	2,348,582
FPL Group Inc.	34,972	2,337,878
Baker Hughes Inc.	64,034	2,335,960
Schwab (Charles) Corp. (The)	200,861	2,331,996
Stryker Corp.	26,321	2,330,198
MetLife Inc.	64,899	2,315,596
Electronic Arts Inc.[1]	42,733	2,305,873
Praxair Inc.	61,872	2,296,689
Gilead Sciences Inc.[1]	40,638	2,266,381
PG&E Corp.[1]	77,885	2,256,328
FirstEnergy Corp.	57,419	2,243,935
Paychex Inc.	62,810	2,236,036
Burlington Northern Santa Fe Corp.	70,941	2,234,641
Equity Office Properties Trust	76,601	2,213,003
Linear Technology Corp.	59,533	2,203,912
Air Products & Chemicals Inc.	43,277	2,169,043
SouthTrust Corp.	64,763	2,147,541
Johnson Controls Inc.	36,011	2,130,051
Veritas Software Corp.[1]	79,000	2,125,890
Fortune Brands Inc.	27,639	2,117,977
Apollo Group Inc. Class A1	24,544	2,113,484
Yum! Brands Inc.[1]	55,628	2,113,308
DIRECTV Group Inc. (The)[1]	137,141	2,109,229
Tribune Co.	41,417	2,089,073
Allergan Inc.	24,770	2,084,643
Lexmark International Inc.[1]	22,380	2,058,960
Xerox Corp.[1]	141,172	2,056,876
Southwest Airlines Co.	143,845	2,044,037
Danaher Corp.	21,836	2,038,827
Public Service Enterprise Group Inc.	42,960	2,018,261
Marathon Oil Corp.	58,929	1,984,139
Principal Financial Group Inc.	55,273	1,969,377
Federated Department Stores Inc.	35,619	1,925,207
Progress Energy Inc.	40,757	1,918,840
Pitney Bowes Inc.	44,540	1,897,849
May Department Stores Co. (The)	54,853	1,896,817
PPG Industries Inc.	32,399	1,888,862
Biomet Inc.	49,063	1,882,057
Apple Computer Inc.[1]	69,564	1,881,706
Consolidated Edison Inc.	42,460	1,872,486
Kellogg Co.	46,813	1,836,942
Unocal Corp.	49,088	1,830,001
Monsanto Co.	49,755	1,824,516
Wrigley (William Jr.) Co.	30,856	1,824,207
KLA-Tencor Corp.[1]	36,190	1,822,166
Amazon.com Inc.[1]	41,857	1,811,571
Comerica Inc.	33,307	1,809,236
Penney (J.C.) Co. Inc. (Holding Co.)	51,838	1,802,926
Sears, Roebuck and Co.	41,832	1,797,103
PACCAR Inc.	31,427	1,767,454
TXU Corp.	61,624	1,766,144
Micron Technology Inc.[1]	104,833	1,751,759
Medco Health Solutions Inc.[1]	51,492	1,750,728
Franklin Resources Inc.	31,230	1,738,886
Adobe Systems Inc.	44,085	1,738,272
Block (H & R) Inc.	34,056	1,737,878
Genzyme Corp. – General Division[1]	36,776	1,729,943
Safeway Inc.[1]	84,011	1,728,946
Northern Trust Corp.	36,879	1,718,193
MBIA Inc.	27,355	1,715,158

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Limited Brands Inc.	84,115	$1,682,300
New York Community Bancorp Inc.	48,996	1,679,583
Kraft Foods Inc.	52,343	1,675,499
Moody’s Corp.	23,657	1,674,916
Archer-Daniels-Midland Co.	98,628	1,663,854
Electronic Data Systems Corp.	85,768	1,659,611
Juniper Networks Inc.[1]	63,523	1,652,233
Bear Stearns Companies Inc. (The)	18,834	1,651,365
Norfolk Southern Corp.	74,492	1,645,528
Marshall & Ilsley Corp.	43,151	1,631,539
Broadcom Corp. Class A1	41,442	1,623,283
Lincoln National Corp.	33,923	1,605,236
Georgia-Pacific Corp.	47,615	1,604,149
Ameren Corp.	34,748	1,601,535
St. Paul Companies Inc.	39,935	1,597,799
Marriott International Inc. Class A	37,468	1,594,263
Eaton Corp.	28,318	1,591,188
McKesson Corp.	52,351	1,575,242
CIGNA Corp.	26,680	1,574,654
AmSouth Bancorp	66,748	1,569,245
Intuit Inc.[1]	34,954	1,568,736
Simon Property Group Inc.	26,829	1,567,887
Mattel Inc.	84,132	1,551,394
Equity Residential	51,844	1,547,543
Regions Financial Corp.	42,222	1,541,947
National Semiconductor Corp.[1]	34,680	1,540,832
PPL Corp.	33,278	1,517,477
Charter One Financial Inc.	42,773	1,512,453
Dover Corp.	38,495	1,492,451
Altera Corp.[1]	72,887	1,490,539
Jefferson – Pilot Corp.	27,045	1,487,745
SunGard Data Systems Inc.[1]	54,273	1,487,080
Valero Energy Corp.	24,665	1,478,913
Starwood Hotels & Resorts Worldwide Inc.	36,152	1,464,156
Loews Corp.	24,745	1,461,440
Clorox Co.	29,579	1,446,709
CIT Group Inc.	37,872	1,441,030
General Growth Properties Inc.	40,835	1,435,350
Albertson’s Inc.	64,564	1,430,093
EchoStar Communications Corp.[1]	43,543	1,426,033
Eastman Kodak Co.	54,449	1,424,930
Coach Inc.[1]	34,740	1,423,993
Synovus Financial Corp.	57,754	1,412,085
Hershey Foods Corp.	16,831	1,394,448
Sprint Corp. (PCS Group)[1]	149,622	1,376,522
Cinergy Corp.	33,468	1,368,507
Cox Communications Inc. Class A1	43,216	1,365,626
Computer Sciences Corp.[1]	33,835	1,364,566
AON Corp.	48,412	1,351,179
Xcel Energy Inc.	75,781	1,349,660
ITT Industries Inc.	17,473	1,333,714
Avaya Inc.[1]	83,837	1,331,332
American Standard Companies Inc.[1]	11,646	1,324,732
DTE Energy Co.	31,925	1,313,714
Edison International	54,051	1,312,899
Avery Dennison Corp.	20,993	1,305,975
Phelps Dodge Corp.[1]	15,932	1,301,007
Centex Corp.	23,510	1,270,951
Parker Hannifin Corp.	22,447	1,268,256
Constellation Energy Group Inc.	31,634	1,263,778
Fiserv Inc.[1]	34,693	1,240,969
Network Appliance Inc.[1]	57,811	1,240,046
Sovereign Bancorp Inc.	57,706	1,236,063
CSX Corp.	40,737	1,233,924
BJ Services Co.[1]	28,404	1,229,041
Interpublic Group of Companies Inc.[1]	79,323	1,219,988
North Fork Bancorp Inc.	28,716	1,215,261
Sempra Energy	38,140	1,212,852
Newell Rubbermaid Inc.	52,209	1,211,249
Rohm & Haas Co.	30,218	1,203,885
D.R. Horton Inc.	33,861	1,199,695
New York Times Co. Class A	27,080	1,196,936
Lennar Corp. Class A	22,148	1,196,656
Torchmark Corp.	22,238	1,196,182
Mylan Laboratories Inc.	51,637	1,173,709
Campbell Soup Co.	42,913	1,170,238
Donnelley (R.R.) & Sons Co.	38,357	1,160,299
Textron Inc.	21,815	1,159,467
PeopleSoft Inc.[1]	62,553	1,156,605
Quest Diagnostics Inc.	13,944	1,154,982
Ambac Financial Group Inc.	15,629	1,153,108

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Legg Mason Inc.	12,410	$1,151,400
UST Inc.	31,797	1,147,872
Freeport-McMoRan Copper & Gold Inc.	29,361	1,147,721
AmerisourceBergen Corp.	20,969	1,146,585
First Tennessee National Corp.	23,993	1,144,466
Harrah’s Entertainment Inc.	20,836	1,143,688
KeySpan Corp.	29,887	1,142,281
Knight Ridder Inc.	15,572	1,140,649
M&T Bank Corp.	12,663	1,137,771
Kinder Morgan Inc.	18,004	1,134,612
Fidelity National Financial Inc.	28,544	1,130,342
Plum Creek Timber Co. Inc.	34,756	1,128,875
Cincinnati Financial Corp.	25,951	1,127,571
Qwest Communications International Inc.[1]	261,149	1,125,552
Varian Medical Systems Inc.[1]	12,970	1,119,441
National Commerce Financial Corp.	38,867	1,111,985
MedImmune Inc.[1]	48,175	1,111,879
ProLogis	30,987	1,111,504
Laboratory Corp. of America Holdings[1]	28,148	1,104,809
Office Depot Inc.[1]	58,646	1,103,718
Affiliated Computer Services Inc. Class A1	21,157	1,098,048
Rockwell Automation Inc.	31,524	1,092,937
Archstone – Smith Trust	36,894	1,088,742
MeadWestvaco Corp.	38,418	1,086,845
Popular Inc.	25,199	1,086,077
Genuine Parts Co.	33,068	1,081,985
IMS Health Inc.	46,165	1,073,798
Advanced Micro Devices Inc.[1]	66,132	1,073,322
SAFECO Corp.	24,836	1,072,170
Union Planters Corp.	35,814	1,069,048
Rockwell Collins Inc.	33,816	1,068,924
Sanmina-SCI Corp.[1]	97,022	1,068,212
T. Rowe Price Group Inc.	19,778	1,064,650
RadioShack Corp.	31,986	1,060,656
NiSource Inc.	49,798	1,058,207
Banknorth Group Inc.	30,973	1,054,321
Health Management Associates Inc. Class A	45,406	1,053,873
Hilton Hotels Corp.	64,758	1,052,317
JDS Uniphase Corp.[1]	258,169	1,050,748
Dollar General Corp.	54,249	1,041,581
Career Education Corp.[1]	18,353	1,039,514
Ecolab Inc.	36,304	1,035,753
Family Dollar Stores Inc.	28,795	1,035,180
Microchip Technology Inc.	38,975	1,035,176
AutoZone Inc.[1]	11,983	1,030,179
Pulte Homes Inc.	18,513	1,029,323
XTO Energy Inc.	40,619	1,025,217
Coca-Cola Enterprises Inc.	42,156	1,018,911
Compass Bancshares Inc.	24,319	1,008,509
Cintas Corp.	23,039	1,001,966
EOG Resources Inc.	21,817	1,001,182
Tenet Healthcare Corp.[1]	88,790	990,896
Kerr-McGee Corp.	19,228	990,242
Dean Foods Co.[1]	29,611	989,007
Zions Bancorporation	17,276	988,187
Vornado Realty Trust	16,259	983,344
Agere Systems Inc. Class B1	311,626	972,273
R.J. Reynolds Tobacco Holdings Inc.	16,022	969,331
Huntington Bancshares Inc.	43,471	964,621
Bard (C.R.) Inc.	9,868	963,512
Waters Corp.[1]	23,541	961,414
GreenPoint Financial Corp.	21,771	951,610
Kimco Realty Corp.	18,542	945,271
Williams Companies Inc.	98,613	943,726
Pepsi Bottling Group Inc.	31,358	932,901
Public Storage Inc.	19,129	930,817
Univision Communications Inc. Class A1	28,107	927,812
L-3 Communications Holdings Inc.	15,516	922,892
Nucor Corp.	15,007	922,630
Murphy Oil Corp.	14,604	919,614
Delphi Corp.	92,127	917,585
Rouse Co. (The)	17,084	915,702
Sunoco Inc.	14,675	915,427
Millennium Pharmaceuticals Inc.[1]	53,954	911,823
Ross Stores Inc.	29,605	906,209
Novellus Systems Inc.[1]	28,489	905,665
Siebel Systems Inc.[1]	78,398	902,361
BEA Systems Inc.[1]	70,706	902,209

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Sherwin-Williams Co. (The)	23,469	$901,914
Fox Entertainment Group Inc. Class A1	33,133	897,904
Whirlpool Corp.	13,013	896,205
Amerada Hess Corp.	13,696	894,075
Duke Realty Corp.	25,664	891,054
McCormick & Co. Inc.	26,419	885,565
Express Scripts Inc.[1]	11,854	884,190
MGIC Investment Corp.	13,738	882,392
Thermo Electron Corp.[1]	31,057	878,292
Wendy’s International Inc.	21,550	876,870
BMC Software Inc.[1]	44,797	875,781
Jabil Circuit Inc.[1]	29,692	873,836
El Paso Corp.	122,638	871,956
Leggett & Platt Inc.	36,650	868,971
Estee Lauder Companies Inc. Class A	19,579	868,133
Watson Pharmaceuticals Inc.[1]	20,272	867,439
Scientific-Atlanta Inc.	26,693	863,252
iStar Financial Inc.	20,352	860,890
Smith International Inc.[1]	16,083	860,601
Vulcan Materials Co.	18,044	856,007
NTL Inc.[1]	14,338	852,394
E*TRADE Financial Corp.[1]	63,635	849,527
Old Republic International Corp.	34,301	842,433
Teradyne Inc.[1]	35,225	839,412
Black & Decker Corp.	14,719	838,100
Unisys Corp.[1]	58,562	836,265
Commerce Bancorp Inc.	12,610	830,747
Washington Post Company (The) Class B	939	830,461
Smurfit-Stone Container Corp.	46,953	825,903
Jones Apparel Group Inc.	22,820	824,943
Solectron Corp.[1]	149,052	824,258
Novell Inc.[1]	70,681	804,350
UNUMProvident Corp.	54,918	803,450
Darden Restaurants Inc.	32,319	801,188
Tiffany & Co.	20,977	800,692
ENSCO International Inc.	28,390	799,746
United States Steel Corp.	21,442	799,143
Patterson Dental Co.[1]	11,617	797,042
Sealed Air Corp.[1]	15,985	794,934
Applera Corp. – Applied Biosystems Group	40,073	792,644
Republic Services Inc.	29,162	789,415
Mohawk Industries Inc.[1]	9,527	784,548
Boston Properties Inc.	14,370	780,435
SUPERVALU Inc.	25,470	777,854
Harman International Industries Inc.	9,742	775,463
Oxford Health Plans Inc.	15,855	774,517
King Pharmaceuticals Inc.[1]	45,713	769,807
CDW Corp.	11,312	764,804
Synopsys Inc.[1]	26,374	763,791
Chico’s FAS Inc.[1]	16,436	762,630
Dun & Bradstreet Corp.[1]	14,182	758,737
Radian Group Inc.	17,738	755,639
CenturyTel Inc.	27,441	754,353
Janus Capital Group Inc.	46,005	753,562
NVIDIA Corp.[1]	28,433	753,190
SCANA Corp.	21,291	752,637
Cadence Design Systems Inc.[1]	50,907	750,369
Chiron Corp.[1]	17,037	749,798
Liz Claiborne Inc.	20,367	747,265
Sigma-Aldrich Corp.	13,502	747,201
Manpower Inc.	16,021	744,976
Host Marriott Corp.[1]	58,211	743,937
SanDisk Corp.[1]	26,172	742,500
Molex Inc.	24,384	741,030
Ball Corp.	10,928	740,700
VF Corp.	15,797	737,720
Autoliv Inc.	17,987	737,467
Expeditors International Washington Inc.	18,663	737,002
Lear Corp.	11,884	736,333
PETsMART Inc.	26,984	735,584
Omnicare Inc.	16,566	734,371
Celgene Corp.[1]	15,335	730,713
Allied Capital Corp.	24,063	728,868
American Power Conversion Corp.	31,656	728,405
Pioneer Natural Resources Co.	22,537	727,945
Tyson Foods Inc. Class A	40,119	724,148
Whole Foods Market Inc.	9,654	723,567
Sepracor Inc.[1]	15,029	722,895
XM Satellite Radio Holdings Inc. Class A1	25,782	721,896

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Nordstrom Inc.	18,073	$721,113
NCR Corp.[1]	16,348	720,293
Liberty Property Trust	15,886	714,870
Caesars Entertainment Inc.[1]	54,479	710,406
Wisconsin Energy Corp.	22,033	708,361
Brinker International Inc.[1]	18,671	708,191
Energizer Holdings Inc.[1]	15,154	707,540
TCF Financial Corp.	13,782	703,847
Sirius Satellite Radio Inc.[1]	206,861	703,327
Health Care Property Investors Inc.	24,832	702,746
Energy East Corp.	27,668	701,660
Hibernia Corp. Class A	29,812	700,284
Equifax Inc.	27,069	698,922
Citizens Communications Co.[1]	53,740	695,396
Foot Locker Inc.	26,928	694,742
Grainger (W.W.) Inc.	14,456	693,888
Invitrogen Corp.[1]	9,629	690,303
DST Systems Inc.[1]	15,191	688,912
Citrix Systems Inc.[1]	31,750	686,435
AES Corp. (The)[1]	80,468	686,392
Toys R Us Inc.[1]	40,845	686,196
Telephone & Data Systems Inc.	9,640	683,187
ServiceMaster Co. (The)	56,774	681,856
Ameritrade Holding Corp.[1]	44,242	681,327
Dollar Tree Stores Inc.[1]	22,008	679,827
Pactiv Corp.[1]	30,431	677,090
SPX Corp.	14,872	676,379
Tellabs Inc.[1]	78,341	676,083
PMI Group Inc. (The)	18,067	674,983
Autodesk Inc.	21,216	670,850
AvalonBay Communities Inc.	12,519	670,768
Allied Waste Industries Inc.[1]	50,274	669,147
Mercury Interactive Corp.[1]	14,856	665,549
Diebold Inc.	13,830	665,500
Providian Financial Corp.[1]	50,573	662,506
DENTSPLY International Inc.	14,887	659,941
Robert Half International Inc.[1]	27,857	657,982
Brunswick Corp.	16,038	654,832
Hillenbrand Industries Inc.	9,624	653,373
Engelhard Corp.	21,803	651,692
VeriSign Inc.[1]	39,022	647,375
Vishay Intertechnology Inc.[1]	30,312	646,858
Mercantile Bankshares Corp.	15,024	645,581
Lam Research Corp.[1]	25,493	642,679
Beckman Coulter Inc.	11,689	637,518
Sabre Holdings Corp.	25,486	632,308
LSI Logic Corp.[1]	67,559	631,001
Gentex Corp.	14,487	628,446
Eastman Chemical Co.	14,675	626,329
Pinnacle West Capital Corp.	15,868	624,406
Goodrich (B.F.) Co.	22,199	623,126
KB Home	7,693	621,594
Michaels Stores Inc.	12,782	621,461
Fastenal Co.	11,487	616,737
Harris Corp.	12,716	615,582
Brown-Forman Corp. Class B	12,806	610,334
Bausch & Lomb Inc.	10,131	607,556
Symbol Technologies Inc.	43,955	606,579
Pepco Holdings Inc.	29,570	604,411
Manor Care Inc.	17,109	603,777
Barr Pharmaceuticals Inc.[1]	13,122	602,300
Ashland Inc.	12,937	601,441
PacifiCare Health Systems Inc.[1]	15,148	599,103
Fluor Corp.	15,451	597,799
IVAX Corp.[1]	26,237	597,416
Macerich Co. (The)	11,073	596,835
GTECH Holdings Corp.	10,082	596,249
ChoicePoint Inc.[1]	15,675	596,120
Scripps (E.W.) Co. Class A	5,894	595,942
Associated Bancorp	13,218	592,034
CenterPoint Energy Inc.	51,646	590,314
Humana Inc.[1]	31,017	589,943
QLogic Corp.[1]	17,809	587,875
Abercrombie & Fitch Co. Class A	17,342	586,853
Hasbro Inc.	26,826	583,465
Doral Financial Corp.	16,561	582,947
CarMax Inc.[1]	19,871	580,233
Questar Corp.	15,840	577,210
Outback Steakhouse Inc.	11,844	576,803
Developers Diversified Realty Corp.	14,244	575,458
Storage Technology Corp.[1]	20,637	574,328
Intersil Corp. Class A	25,705	572,964

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
ALLETE Inc.	16,262	$570,634
Edwards (A.G.) Inc.	14,503	567,357
AutoNation Inc.[1]	33,078	563,980
Commerce Bancshares Inc.	11,763	561,213
Avnet Inc.[1]	22,901	560,845
CH Robinson Worldwide Inc.	13,485	559,627
International Rectifier Corp.[1]	12,156	559,054
Dana Corp.	28,146	558,980
Coventry Health Care Inc.[1]	13,205	558,968
Lincare Holdings Inc.[1]	17,773	558,428
Temple-Inland Inc.	8,815	558,342
Astoria Financial Corp.	14,643	556,873
Gallagher (Arthur J.) & Co.	17,083	556,393
Corinthian Colleges Inc.[1]	16,784	554,879
Cephalon Inc.[1]	9,681	554,818
Lamar Advertising Co.[1]	13,786	554,473
Iron Mountain Inc.[1]	12,413	553,992
Henry Schein Inc.[1]	7,753	553,719
Hospitality Properties Trust	11,928	553,459
MGM Mirage[1]	12,174	551,969
Apartment Investment & Management Co. Class A	17,749	551,816
Pentair Inc.	9,346	551,414
Red Hat Inc.[1]	24,106	551,063
PMC-Sierra Inc.[1]	32,381	549,506
Williams-Sonoma Inc.[1]	16,060	549,252
Mandalay Resort Group	9,461	541,737
Comverse Technology Inc.[1]	29,811	540,772
AMB Property Corp.	14,511	539,374
Patterson-UTI Energy Inc.[1]	15,212	538,657
Constellation Brands Inc.[1]	16,765	538,156
DaVita Inc.[1]	11,250	537,187
Pogo Producing Co.	11,682	535,853
Cognizant Technology Solutions Corp.[1]	11,787	533,362
Compuware Corp.[1]	71,581	533,278
Network Associates Inc.[1]	29,581	532,458
Equitable Resources Inc.	11,984	532,329
Alliant Energy Corp.	20,379	531,077
Chesapeake Energy Corp.	39,425	528,295
TECO Energy Inc.	35,988	526,504
Leucadia National Corp.	9,873	526,033
Arrow Electronics Inc.[1]	20,485	521,548
UnionBanCal Corp.	9,949	521,228
Noble Energy Inc.	11,029	519,466
3Com Corp.[1]	73,332	517,724
Alberto-Culver Co.	11,796	517,491
Precision Castparts Corp.	11,731	516,516
Investors Financial Services Corp.	12,410	512,781
Catellus Development Corp.	19,695	512,267
NSTAR	10,094	511,968
WebMD Corp.[1]	57,310	509,486
Stanley Works (The)	11,871	506,654
New Plan Excel Realty Trust	18,499	505,948
Eaton Vance Corp.	13,265	505,662
Atmel Corp.[1]	77,754	505,401
MDU Resources Group Inc.	21,343	501,347
Valley National Bancorp	17,830	498,705
Apogent Technologies Inc.[1]	16,255	498,703
Hudson City Bancorp Inc.	13,178	498,656
Belo (A.H.) Corp.	17,915	497,320
Smucker (J.M.) Co. (The)	9,383	495,235
Fisher Scientific International Inc.[1]	8,953	492,773
Monster Worldwide Inc.[1]	18,776	491,931
ImClone Systems Inc.[1]	9,671	491,867
Bank of Hawaii Corp.	10,584	490,357
Pall Corp.	21,593	489,945
Berkley (W.R.) Corp.	12,281	489,766
Ceridian Corp.[1]	24,805	488,907
Mack-Cali Realty Corp.	10,871	488,217
Zebra Technologies Corp. Class A1	7,007	486,076
Health Net Inc.[1]	19,282	480,700
Westwood One Inc.[1]	16,228	477,915
Maytag Corp.	15,132	477,717
Tektronix Inc.	14,581	476,945
Valspar Corp. (The)	9,651	475,119
Navistar International Corp.[1]	10,357	474,868
United Dominion Realty Trust Inc.	24,048	471,822
Bemis Co.	18,070	469,820
AmeriCredit Corp.[1]	27,560	469,347
Thornburg Mortgage Inc.	15,070	468,677
Cypress Semiconductor Corp.[1]	22,795	466,614
City National Corp.	7,761	464,884

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Wilmington Trust Corp.	12,433	$464,621
International Flavors & Fragrances Inc.	13,074	464,127
SEI Investment Co.	14,064	464,112
Rambus Inc.[1]	16,451	461,122
Markel Corp.[1]	1,594	458,913
Sky Financial Group Inc.	17,677	458,718
Protective Life Corp.	12,240	458,388
Weingarten Realty Investors	13,232	457,810
American Tower Corp. Class A1	39,945	453,376
Rite Aid Corp.[1]	83,297	453,136
Millipore Corp.[1]	8,797	451,990
Federated Investors Inc. Class B	14,341	450,738
DPL Inc.	24,023	450,431
Fair Isaac Corp.	12,436	448,691
Northeast Utilities	24,046	448,458
Rent-A-Center Inc.[1]	13,535	446,520
Fulton Financial Corp.	20,029	446,046
Great Plains Energy Inc.	13,126	443,528
CIENA Corp.[1]	88,996	442,310
UTStarcom Inc.[1]	15,320	440,603
PerkinElmer Inc.	21,260	439,869
ADC Telecommunications Inc.[1]	151,613	439,678
Colonial BancGroup Inc. (The)	23,731	439,023
Triad Hospitals Inc.[1]	14,232	438,630
Webster Financial Corp.	8,629	437,577
NVR Inc.[1]	948	436,080
NetScreen Technologies Inc.[1]	11,959	435,666
Applebee’s International Inc.	10,505	434,382
Smithfield Foods Inc.[1]	15,981	433,405
Service Corp. International[1]	57,919	432,655
BorgWarner Inc.	5,099	432,548
Bowater Inc.	9,899	431,893
JetBlue Airways Corp.[1]	17,066	431,599
Chelsea Property Group Inc.	6,851	431,202
Universal Health Services Inc. Class B	9,351	430,801
Boise Cascade Corp.	12,430	430,699
Sonoco Products Co.	17,700	429,756
Convergys Corp.[1]	28,254	429,461
National-Oilwell Inc.[1]	15,178	429,234
Annaly Mortgage Management Inc.	21,915	428,438
Protein Design Labs Inc.[1]	17,930	427,093
Martin Marietta Materials Inc.	9,250	426,980
Fairchild Semiconductor International Inc. Class A1	17,765	426,893
Saks Inc.[1]	24,160	425,216
OGE Energy Corp.	16,078	425,102
Ryder System Inc.	10,916	422,777
Ryland Group Inc.	4,751	422,031
Puget Energy Inc.	18,711	418,565
Western Digital Corp.[1]	37,262	418,452
Reliant Resources Inc.[1]	50,966	418,431
Cullen/Frost Bankers Inc.	9,749	416,867
HON Industries Inc.	11,184	415,597
Cheesecake Factory (The)[1]	8,984	414,432
ONEOK Inc.	18,372	414,289
Viad Corp.	17,123	413,863
Tech Data Corp.[1]	10,107	413,781
Amylin Pharmaceuticals Inc.[1]	17,460	413,627
Jacobs Engineering Group Inc.[1]	9,251	412,595
Hormel Foods Corp.	14,056	412,262
American Capital Strategies Ltd.	12,397	412,076
Pier 1 Imports Inc.	17,323	410,555
Rayonier Inc. REIT	9,367	409,432
Renal Care Group Inc.[1]	8,911	407,767
Newfield Exploration Co.[1]	8,469	405,919
Toll Brothers Inc.[1]	8,865	402,737
Reebok International Ltd.	9,675	400,061
Del Monte Foods Co.[1]	35,434	398,632
Level 3 Communications Inc.[1]	99,160	398,623
Circuit City Stores Inc.	35,176	397,489
Krispy Kreme Doughnuts Inc.[1]	11,567	397,211
Polycom Inc.[1]	18,674	396,449
Lyondell Chemical Co.	26,693	396,124
Medicis Pharmaceutical Corp. Class A	9,898	395,920
Rowan Companies Inc.[1]	18,765	395,754
Alliant Techsystems Inc.[1]	7,273	395,651
First American Corp.	12,971	394,578
Cooper Cameron Corp.[1]	8,881	391,208
Deluxe Corp.	9,719	389,732
Pan Pacific Retail Properties Inc.	7,478	389,604
Friedman, Billings, Ramsey Group, Inc. Class A	14,416	389,088

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Federal Realty Investment Trust	8,400	$388,080
Donaldson Co. Inc.	14,568	386,489
Hubbell Inc. Class B	9,627	386,332
Education Management Corp.[1]	12,128	386,034
Cummins Inc.	6,590	385,185
Dow Jones & Co. Inc.	8,019	384,190
Cabot Corp.	11,704	383,891
Independence Community Bank Corp.	9,419	383,824
HCC Insurance Holdings Inc.	11,872	383,822
Affymetrix Inc.[1]	11,294	381,172
Nationwide Financial Services Inc.	10,562	380,760
FirstMerit Corp.	14,610	380,590
Graco Inc.	13,028	379,231
Advance Auto Parts Inc.[1]	9,323	379,166
IndyMac Bancorp Inc.	10,444	379,013
Aqua America Inc.	17,391	377,037
Lee Enterprises Inc.	8,321	375,943
Andrx Group[1]	13,814	375,741
HRPT Properties Trust	33,213	375,307
Pharmaceutical Resources Inc.[1]	6,589	374,651
Charles River Laboratories International Inc.[1]	8,726	373,909
ICOS Corp.[1]	10,084	373,612
Edwards Lifesciences Corp.[1]	11,663	372,633
Polaris Industries Inc.	8,198	372,517
Mills Corp.	6,983	372,124
Neiman-Marcus Group Inc. Class A	6,896	371,970
First Health Group Corp.[1]	17,015	371,948
Washington Federal Inc.	14,506	370,338
Brown & Brown Inc.	9,551	370,197
Regis Corp.	8,328	370,096
Ruby Tuesday Inc.	11,477	368,986
Hawaiian Electric Industries Inc.	7,114	368,790
Ingram Micro Inc. Class A1	20,343	368,208
Herman Miller Inc.	13,795	367,361
Unitrin Inc.	8,555	367,010
CheckFree Corp.[1]	12,441	366,512
CenterPoint Properties Corp.	4,434	365,805
Cablevision Systems Corp.[1]	15,928	364,433
StanCorp Financial Group Inc.	5,579	364,030
RPM International Inc.	21,996	363,814
CBRL Group Inc.	9,157	362,983
ARAMARK Corp. Class B	13,194	361,648
Neurocrine Biosciences Inc.[1]	6,099	360,451
Advanced Fibre Communications Inc.[1]	16,349	360,168
Borders Group Inc.	15,169	360,112
Certegy Inc.	10,281	360,041
Snap-On Inc.	11,111	359,330
BISYS Group Inc. (The)[1]	21,382	358,362
Reynolds & Reynolds Co. (The) Class A	12,522	355,750
Harsco Corp.	7,793	354,581
Pride International Inc.[1]	20,781	354,524
Foundry Networks Inc.[1]	20,647	354,509
IKON Office Solutions Inc.	27,459	351,475
Waddell & Reed Financial Inc. Class A	14,304	350,734
Respironics Inc.[1]	6,478	349,942
Transatlantic Holdings Inc.	3,988	347,793
Calpine Corp.[1]	74,306	347,009
Arden Realty Inc.	10,722	346,642
Vectren Corp.	14,048	346,564
Getty Images Inc.[1]	6,409	345,958
Healthcare Realty Trust Inc.	8,099	345,827
AGL Resources Inc.	11,863	344,264
Coors (Adolf) Company Class B	4,879	338,847
Steris Corp.[1]	13,130	338,754
Emulex Corp.[1]	15,854	337,532
IDEXX Laboratories Inc.[1]	5,894	335,192
Applied Micro Circuits Corp.[1]	58,289	335,162
Carlisle Companies Inc.	5,909	334,745
Weight Watchers International Inc.[1]	7,874	332,834
DeVry Inc.[1]	11,038	332,796
Realty Income Corp.	7,448	332,553
WPS Resources Corp.	6,953	332,353
Teleflex Inc.	6,749	332,253
CarrAmerica Realty Corp.	9,794	332,017
Corporate Executive Board Co. (The)	7,063	331,961
Entercom Communications Corp.[1]	7,311	330,969
Shurgard Storage Centers Inc. Class A	8,265	329,774
Big Lots Inc.[1]	22,610	327,845
Brocade Communications Systems Inc.[1]	48,892	325,621
Station Casinos Inc.	7,372	325,621
BRE Properties Inc. Class A	9,478	325,285

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Valeant Pharmaceuticals International	13,592	$324,441
Stericycle Inc.[1]	6,736	322,385
Crane Co.	9,759	322,047
BancorpSouth Inc.	14,659	320,739
Hudson United Bancorp	8,429	320,723
Claire’s Stores Inc.	15,371	320,332
Westamerica Bancorp	6,332	319,513
O’Reilly Automotive Inc.[1]	7,961	318,758
Provident Financial Group Inc.	7,860	315,658
Whitney Holding Corp.	7,532	314,386
National Fuel Gas Co.	12,647	311,116
UGI Corp.	9,446	310,962
Meredith Corp.	6,147	310,792
BearingPoint Inc.[1]	28,929	310,119
CNF Inc.	9,209	309,422
Lubrizol Corp.	9,770	307,657
First Midwest Bancorp Inc.	9,009	307,567
Maxtor Corp.[1]	37,681	307,100
Varco International Inc.[1]	17,024	306,602
Cree Inc.[1]	13,732	306,224
Human Genome Sciences Inc.[1]	24,333	304,892
Peoples Energy Corp.	6,789	303,129
Performance Food Group Co.[1]	8,736	300,082
Tidewater Inc.	10,590	297,897
FMC Technologies Inc.[1]	10,977	296,708
Church & Dwight Co. Inc.	6,835	296,024
Silicon Laboratories Inc.[1]	5,581	295,123
Nicor Inc.	8,342	293,889
Integrated Device Technology Inc.[1]	19,592	293,880
Hunt (J.B.) Transport Services Inc.[1]	10,424	293,644
Forest City Enterprises Inc. Class A	5,439	292,890
Mettler Toledo International Inc.[1]	6,578	292,063
Camden Property Trust	6,487	291,591
Piedmont Natural Gas Co.	6,885	290,685
Apria Healthcare Group Inc.[1]	9,660	289,220
Grant Prideco Inc.[1]	18,608	288,424
Jefferies Group Inc.	8,157	288,187
Avocent Corp.[1]	7,818	287,624
Integrated Circuit Systems Inc.[1]	11,486	287,495
Old National Bancorp	12,548	283,585
MONY Group Inc. (The)[1]	9,015	283,432
Radio One Inc. Class D1	15,308	283,198
Owens-Illinois Inc.[1]	20,196	283,148
National Instruments Corp.	8,914	280,434
Furniture Brands International Inc.	8,706	280,333
AMETEK Inc.	10,926	280,143
ResMed Inc.[1]	6,194	279,907
Polo Ralph Lauren Corp.	8,154	279,519
International Speedway Corp. Class A	5,943	279,321
Raymond James Financial Inc.	11,210	278,556
Pixar Inc.[1]	4,317	278,274
Helmerich & Payne Inc.	9,672	277,103
AGCO Corp.[1]	13,371	276,913
First Bancorp	6,596	274,394
WGL Holdings Inc.	9,104	274,030
Trustmark Corp.	9,375	272,813
Duquesne Light Holdings Inc.	13,968	272,376
Crescent Real Estate Equities Co.	15,084	271,059
Wiley (John) & Sons Inc. Class A	9,009	269,639
Barnes & Noble Inc.[1]	8,263	269,374
Pharmaceutical Product Development Inc.[1]	9,037	269,212
Hovnanian Enterprises Inc. Class A1	6,236	269,083
Peabody Energy Corp.	5,784	269,014
Community Health Systems Inc.[1]	9,607	267,363
Acxiom Corp.	12,168	267,209
Key Energy Services Inc.[1]	24,290	267,190
Gemstar-TV Guide International Inc.[1]	39,575	265,548
International Bancshares Corp.	5,018	265,101
Scotts Co. (The) Class A1	4,122	264,426
Amkor Technology Inc.[1]	18,037	263,881
Trizec Properties Inc.	15,381	263,784
Harte-Hanks Inc.	11,105	260,079
Metro-Goldwyn-Mayer Inc.[1]	14,947	260,078
Macromedia Inc.[1]	12,943	259,766
Ethan Allen Interiors Inc.	6,192	255,482
M.D.C. Holdings Inc.	3,627	255,348
Cytec Industries Inc.	7,169	255,001
University of Phoenix Online[1]	2,930	254,969
ITT Educational Services Inc.[1]	8,126	253,531
St. Joe Company (The)	6,229	253,458
AptarGroup Inc.	6,592	253,133

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
Packaging Corporation of America	11,219	$253,101
Henry (Jack) & Associates Inc.	13,066	251,651
Lafarge North America Inc.	6,185	251,420
Park National Corp.	2,215	250,959
Imation Corp.	6,645	249,985
Florida Rock Industries Inc.	5,903	248,811
Airgas Inc.	11,541	245,823
Mercury General Corp.	4,846	241,961
Global Payments Inc.	5,321	239,871
CBL & Associates Properties Inc.	3,882	238,122
Worthington Industries Inc.	12,420	238,091
McClatchy Co. (The) Class A	3,348	237,842
Erie Indemnity Co. Class A	4,851	234,109
ArvinMeritor Inc.	11,793	233,855
Diamond Offshore Drilling Inc.	9,621	232,732
Valassis Communications Inc.[1]	7,653	232,651
ADTRAN Inc.	7,740	232,432
Regency Centers Corp.	4,914	229,631
PepsiAmericas Inc.	11,030	225,233
Cousins Properties Inc.	6,852	224,677
People’s Bank	4,824	224,268
DoubleClick Inc.[1]	19,765	222,356
BlackRock Inc.	3,579	218,927
Readers Digest Association Inc. (The)	15,349	216,114
Downey Financial Corp.	4,077	215,673
La-Z-Boy Inc.	9,880	214,989
Amphenol Corp. Class A1	7,192	213,602
Timken Co. (The)	9,178	213,205
United Bancshares Inc.	6,940	211,670
Loews Corporation – Carolina Group	7,682	210,103
IDT Corp.[1]	10,495	208,536
Timberland Co. Class A1	3,498	207,956
Dynegy Inc. Class A1	52,428	207,615
Lancaster Colony Corp.	5,105	206,242
American Axle & Manufacturing Holdings Inc.[1]	5,556	204,739
Crown Castle International Corp.[1]	16,113	203,507
UnitedGlobalCom Inc. Class A1	23,811	202,155
Premcor Inc.[1]	6,451	199,787
Media General Inc. Class A	2,963	199,351
Blyth Inc.	6,045	197,490
Piper Jaffray Companies Inc.[1]	3,636	196,889
American Financial Group Inc.	6,584	196,401
FNB Corp. (Florida)	8,797	194,414
LNR Property Corp.	3,572	191,209
Reinsurance Group of America Inc.	4,640	190,101
Nextel Partners Inc. Class A1	14,918	188,862
Westport Resources Corp.[1]	5,719	188,670
InterDigital Communications Corp.[1]	10,745	187,823
Wynn Resorts Ltd.[1]	5,361	187,635
Tootsie Roll Industries Inc.	5,002	182,857
Bio-Rad Laboratories Inc. Class A1	3,224	181,737
Marvel Enterprises Inc.[1]	9,431	180,971
99 Cents Only Stores[1]	7,309	178,486
Werner Enterprises Inc.	9,241	175,117
American National Insurance Co.	1,931	172,805
AVX Corp.	10,335	170,424
Instinet Group Inc.[1]	24,027	169,390
American Pharmaceutical Partners Inc.[1]	3,557	166,966
Western Gas Resources Inc.	3,275	166,534
Alleghany Corp.[1]	673	166,483
Delta Air Lines Inc.	20,839	165,045
Swift Transportation Co. Inc.[1]	9,421	161,759
WellChoice Inc.[1]	4,328	159,703
Talbots Inc. (The)	4,442	158,935
First National Bankshares of Florida	8,797	154,563
Scholastic Corp.[1]	5,614	152,982
FactSet Research Systems Inc.	3,523	149,939
United Defense Industries Inc.[1]	4,696	149,286
Eon Labs Inc.[1]	2,212	148,381
Total System Services Inc.	7,041	148,354
Hearst-Argyle Television Inc.	5,513	148,245
Endo Pharmaceuticals Holdings Inc.[1]	5,980	146,032
Columbia Sportswear Co.[1]	2,613	144,865
Capitol Federal Financial	3,906	140,225
McDATA Corp. Class A1	19,802	139,406
PanAmSat Corp.[1]	5,528	135,325
Cox Radio Inc. Class A1	6,325	134,722
BOK Financial Corp.[1]	3,284	134,644
CONSOL Energy Inc.	4,677	125,344
Regal Entertainment Group Class A	5,695	125,176
Winn-Dixie Stores Inc.	15,995	121,562

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Shares	Value
MSC Industrial Direct Co. Inc. Class A	4,018	$120,339
Interactive Data Corp.[1]	6,748	119,979
Blockbuster Inc.	6,805	119,087
CNA Financial Corp.[1]	4,181	115,228
Southern Peru Copper Corp.	2,738	110,752
Student Loan Corp.	713	110,522
United States Cellular Corp.[1]	2,858	110,462
Hewitt Associates Inc. Class A1	3,418	109,410
Texas Genco Holdings Inc.	2,968	106,106
Steelcase Inc. Class A	8,141	105,833
LaBranche & Co. Inc.	9,406	105,441
Wesco Financial Corp.	262	101,394
Nuveen Investments Inc. Class A	3,563	99,265
Alliance Data Systems Corp.[1]	2,813	94,376
RealNetworks Inc.[1]	15,594	93,564
Chicago Mercantile Exchange Holdings Inc.	926	89,581
West Corp.[1]	3,460	86,154
Entravision Communications Corp.[1]	8,285	74,316
LeapFrog Enterprises Inc.[1]	3,381	65,422
Odyssey Re Holdings Corp.	2,108	56,916
MEMC Electronics Materials Inc.[1]	3,554	32,519

TOTAL COMMON STOCKS (Cost: $1,881,236,724)		2,082,784,700

SHORT-TERM INVESTMENTS – 7.83%

MONEY MARKET FUNDS – 3.15%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares [2,3]	47,238,045	47,238,045
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares [2,3]	14,454,023	14,454,023
BlackRock Temp Cash Money Market Fund[2]	676,562	676,562
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	3,369,183	3,369,183

		65,737,813

Security	Principal	Value
FLOATING RATE NOTES – 1.53%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$657,001	$656,988
1.05%, 09/15/04[2,4]	1,314,002	1,313,942
1.06%, 10/12/04[2,4]	657,001	656,966
1.14%, 08/23/04[2,4]	657,001	657,222
CC USA Inc.
1.05%, 04/19/04[2,4]	578,161	578,159
1.06%, 05/24/04[2,4]	1,314,002	1,313,983
1.09%, 07/15/04[2,4]	657,001	657,069
1.51%, 02/15/05[2,4]	854,101	855,290
Dorada Finance Inc.
1.04%, 07/01/04[2]	459,901	458,692
1.05%, 05/20/04[2,4]	1,314,002	1,313,976
1.24%, 08/09/04[2]	328,501	328,483
1.48%, 01/18/05[2,4]	985,502	985,463
Five Finance Inc.
1.06%, 04/15/04[2,4]	657,001	657,001
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,314,002	1,314,002
Holmes Financing PLC
1.05%, 04/15/04[2]	131,400	131,400
K2 USA LLC
1.05%, 08/16/04[2,4]	328,501	328,482
1.05%, 09/27/04[2,4]	1,419,122	1,419,018
1.06%, 04/13/04[2]	657,001	657,000
1.06%, 05/17/04[2]	657,001	656,997
1.46%, 01/12/05[2,4]	657,001	656,950
Links Finance LLC
1.05%, 06/28/04[2]	657,001	656,970
1.06%, 05/04/04[2]	657,001	656,998
1.06%, 07/20/04[2]	525,601	525,569
Nationwide Building Society
1.09%, 07/23/04[2,4]	985,502	985,502
1.11%, 12/28/04[2,4]	1,314,002	1,314,002
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,248,302	1,248,302
Permanent Financing PLC
1.04%, 03/10/05[2]	1,314,002	1,314,002
1.05%, 12/10/04[2]	657,001	657,001

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Principal	Value
Sigma Finance Inc.
1.05%, 07/01/04[2]	$657,001	$656,960
1.06%, 07/20/04[2]	657,001	656,961
1.09%, 10/07/04[2]	1,314,002	1,313,866
1.24%, 08/06/04[2]	328,501	328,489
Tango Finance Corp.
1.05%, 01/18/05[2,4]	578,161	578,114
1.06%, 07/15/04[2,4]	394,201	394,163
1.07%, 02/25/05[2,4]	735,841	735,708
1.10%, 07/06/04[2,4]	394,201	394,190
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	657,001	656,941
1.32%, 02/04/05[2,4]	328,501	328,445
White Pine Finance LLC
1.04%, 08/26/04[2,4]	657,001	656,960
1.05%, 11/15/04[2,4]	788,401	788,401
1.06%, 04/20/04[2,4]	657,001	657,001
1.06%, 07/06/04[2,4]	788,401	788,381

		31,890,009
COMMERCIAL PAPER – 1.41%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	617,581	617,351
1.03%, 04/20/04[2]	657,001	656,644
1.03%, 04/23/04[2]	775,261	774,773
1.03%, 04/26/04[2]	657,001	656,531
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	532,171	531,653
Barton Capital Corp.
1.03%, 04/02/04[2]	684,713	684,694
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	394,201	393,955
1.03%, 05/21/04[2]	657,001	656,061
Corporate Asset Funding
1.05%, 05/21/04[2]	683,281	682,289
Corporate Receivables Corp.
1.03%, 04/07/04[2]	657,001	656,888
1.04%, 06/03/04[2]	1,314,002	1,311,611
Delaware Funding Corp.
1.03%, 04/02/04[2]	657,001	656,982
1.03%, 05/05/04[2]	986,592	985,632
1.03%, 05/21/04[2]	328,500	328,031
Edison Asset Securitization
1.07%, 09/21/04[2]	657,001	653,623
Eureka Securitization Inc.
1.03%, 05/25/04[2]	262,800	262,394
1.04%, 04/14/04[2]	788,401	788,105
Falcon Asset Securitization
1.03%, 04/15/04[2]	789,623	789,307
1.03%, 04/22/04[2]	775,261	774,795
1.03%, 04/30/04[2]	657,001	656,456
Galaxy Funding Inc.
1.05%, 05/17/04[2]	657,001	656,124
Gemini Securitization Corp.
1.03%, 04/20/04[2]	394,463	394,249
1.03%, 04/23/04[2]	759,322	758,844
1.03%, 04/30/04[2]	460,466	460,084
1.03%, 05/24/04[2]	328,500	328,002
1.04%, 04/19/04[2]	328,500	328,330
GIRO Funding US Corp.
1.05%, 05/19/04[2]	328,500	328,041
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,314,002	1,313,438
1.03%, 04/19/04[2]	1,773,903	1,772,989
1.03%, 04/28/04[2]	788,401	787,792
1.03%, 04/30/04[2]	1,119,201	1,118,273
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	460,374	460,281
1.05%, 04/05/04[2]	532,171	532,109
Polonius Inc.
1.04%, 05/21/04[2]	760,150	759,052
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	1,379,702	1,378,992
1.04%, 04/23/04[2]	1,511,102	1,510,142
1.04%, 05/20/04[2]	328,500	328,036
Receivables Capital Corp.
1.04%, 04/14/04[2]	578,161	577,944
Scaldis Capital LLC
1.05%, 06/30/04[2]	470,413	469,178
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	657,001	656,663

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2004

Security	Principal	Value
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	$417,918	$417,703
1.04%, 04/29/04[2]	591,826	591,348

		29,445,389
TIME DEPOSITS – 1.21%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	4,599,007	4,599,006
1.33%, 02/10/05[2]	657,001	656,916
1.39%, 02/02/05[2]	657,001	656,918
1.40%, 10/25/04[2]	1,314,002	1,313,893
Bank of New York
1.39%, 11/01/04[2]	1,314,002	1,313,925
Bank of Nova Scotia
1.24%, 10/07/04[2]	985,502	985,450
1.42%, 10/29/04[2]	985,502	985,544
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	985,502	985,425
1.38%, 11/22/04[2]	328,501	328,517
1.40%, 10/29/04[2]	1,314,002	1,313,983
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,971,003	1,971,003
Toronto-Dominion Bank
1.04%, 06/22/04[2]	328,501	328,501
1.22%, 03/23/05[2]	2,299,504	2,299,111
1.34%, 02/10/05[2]	525,601	525,533
1.41%, 11/01/04[2]	985,502	985,444
UBS Finance (Delaware)
1.06%, 04/01/04[2]	2,628,004	2,628,004
1.10%, 09/08/04[2]	1,314,001	1,307,578
1.11%, 12/17/04[2]	1,971,001	1,955,202

		25,139,953
REPURCHASE AGREEMENTS – 0.38%

Bank of America, NA
1.06%, 04/01/04[2]	2,628,004	2,628,004
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	5,256,008	5,256,008

		7,884,012
U.S. GOVERNMENT AGENCY NOTES – 0.15%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	985,501	984,211
1.28%, 08/19/04[2]	525,601	522,985
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,708,203	1,699,639

		3,206,835

TOTAL SHORT-TERM INVESTMENTS (Cost: $163,304,011)		163,304,011

TOTAL INVESTMENTS IN SECURITIES – 107.74% (Cost: $2,044,540,735)		2,246,088,711

Other Assets, Less Liabilities – (7.74%)		(161,303,237)

NET ASSETS – 100.00%		$2,084,785,474

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

General Electric Co.	3,026,292	$92,362,432
Pfizer Inc.	2,390,444	83,785,062
Microsoft Corp.	2,708,403	67,628,823
Intel Corp.	1,978,749	53,821,973
Cisco Systems Inc.[1]	2,125,531	49,992,489
Wal-Mart Stores Inc.	804,861	48,042,153
Johnson & Johnson	899,061	45,600,374
Coca-Cola Co. (The)	553,569	27,844,521
Procter & Gamble Co.	250,532	26,275,796
Home Depot Inc.	694,605	25,950,443
American International Group Inc.	354,493	25,293,076
PepsiCo Inc.	460,972	24,823,342
Dell Inc.[1]	689,793	23,190,841
Amgen Inc.[1]	390,492	22,714,920
International Business Machines Corp.	244,668	22,470,309
Fannie Mae	296,710	22,060,388
Lilly (Eli) & Co.	292,241	19,550,923
Abbott Laboratories	472,676	19,426,984
Medtronic Inc.	369,288	17,633,502
3M Co.	209,716	17,169,449
QUALCOMM Inc.	239,028	15,876,240
Texas Instruments Inc.	523,626	15,300,352
Oracle Corp.[1]	1,173,205	14,090,192
American Express Co.	258,871	13,422,461
Wyeth	354,657	13,317,370
Merck & Co. Inc.	300,104	13,261,596
Lowe’s Companies Inc.	230,213	12,921,856
Anheuser-Busch Companies Inc.	252,636	12,884,436
Target Corp.	275,768	12,420,591
First Data Corp.	280,245	11,815,129
UnitedHealth Group Inc.	179,745	11,582,768
United Parcel Service Inc. Class B	155,366	10,850,761
Applied Materials Inc.[1]	501,160	10,714,801
Walgreen Co.	310,314	10,224,846
EMC Corp.[1]	714,425	9,723,324
Cardinal Health Inc.	135,167	9,313,006
eBay Inc.[1]	127,026	8,806,713
Fifth Third Bancorp	151,783	8,404,225
Boston Scientific Corp.[1]	194,970	8,262,829
Comcast Corp. Class A1	285,229	8,197,481
Boeing Co. (The)	198,823	8,165,661
Colgate-Palmolive Co.	145,305	8,006,305
Yahoo! Inc.[1]	162,712	7,906,176
Altria Group Inc.	144,063	7,844,230
Sysco Corp.	196,677	7,680,237
Marsh & McLennan Companies Inc.	162,101	7,505,276
Gillette Co. (The)	190,742	7,458,012
Forest Laboratories Inc.[1]	103,309	7,398,991
Viacom Inc. Class B	185,210	7,262,084
Automatic Data Processing Inc.	170,909	7,178,178
Bristol-Myers Squibb Co.	293,995	7,123,499
MBNA Corp.	241,725	6,678,862
Genentech Inc.[1]	62,088	6,570,152
Nextel Communications Inc. Class A1	264,079	6,530,674
Guidant Corp.	93,634	5,933,587
Baxter International Inc.	180,866	5,586,951
Zimmer Holdings Inc.[1]	73,219	5,402,098
United Technologies Corp.	62,509	5,394,527
Analog Devices Inc.	110,582	5,309,042
SLM Corp.	124,702	5,218,779
Progressive Corp. (The)	59,030	5,171,028
Motorola Inc.	286,695	5,045,832
Biogen Idec Inc.[1]	88,662	4,929,607
Harley-Davidson Inc.	91,575	4,884,610
WellPoint Health Networks Inc.[1]	42,051	4,782,040
HCA Inc.	117,470	4,771,631
International Game Technology Inc.	103,468	4,651,921
Maxim Integrated Products Inc.	98,267	4,627,393
Omnicom Group Inc.	57,129	4,584,602
Starbucks Corp.[1]	118,207	4,462,314
Symantec Corp.[1]	94,387	4,370,118
Gap Inc. (The)	199,276	4,368,130
Kohls Corp.[1]	86,691	4,189,776
AT&T Wireless Services Inc.[1]	303,238	4,127,069
Best Buy Co. Inc.	79,050	4,088,466
Caremark Rx Inc.[1]	121,261	4,031,913
Illinois Tool Works Inc.	50,810	4,025,676
AFLAC Inc.	98,709	3,962,179
St. Jude Medical Inc.[1]	54,504	3,929,738
Walt Disney Co. (The)	156,568	3,912,634

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Xilinx Inc.[1]	102,171	$3,882,498
Nike Inc. Class B	49,722	3,871,852
Staples Inc.[1]	150,432	3,819,468
McGraw-Hill Companies Inc. (The)	50,163	3,819,411
TJX Companies Inc.	155,428	3,817,312
Bed Bath & Beyond Inc.[1]	89,443	3,735,140
Schwab (Charles) Corp. (The)	319,587	3,710,405
Stryker Corp.	41,865	3,706,308
Electronic Arts Inc.[1]	67,992	3,668,848
Halliburton Co.	120,117	3,650,356
Gilead Sciences Inc.[1]	64,374	3,590,138
Paychex Inc.	99,889	3,556,048
Linear Technology Corp.	94,716	3,506,386
Newmont Mining Corp.	74,067	3,453,744
Capital One Financial Corp.	45,352	3,420,901
Veritas Software Corp.[1]	125,559	3,378,793
Yum! Brands Inc.[1]	88,617	3,366,560
Apollo Group Inc. Class A1	39,038	3,361,562
Allergan Inc.	39,521	3,326,087
Lexmark International Inc.[1]	35,721	3,286,332
Liberty Media Corp. Class A1	297,782	3,260,713
Clear Channel Communications Inc.	73,789	3,124,964
Danaher Corp.	32,444	3,029,296
Waste Management Inc.	99,241	2,995,093
Biomet Inc.	78,075	2,994,957
InterActiveCorp[1]	94,601	2,988,446
Becton, Dickinson & Co.	61,195	2,966,734
Kimberly-Clark Corp.	46,844	2,955,856
Computer Associates International Inc.	109,805	2,949,362
KLA-Tencor Corp.[1]	57,594	2,899,858
Amazon.com Inc.[1]	66,637	2,884,049
Baker Hughes Inc.	78,482	2,863,023
Freddie Mac	47,986	2,834,053
Adobe Systems Inc.	70,149	2,765,975
Block (H & R) Inc.	54,188	2,765,214
Genzyme Corp. – General Division[1]	58,202	2,737,822
General Mills Inc.	57,615	2,689,468
Moody’s Corp.	37,784	2,675,107
Juniper Networks Inc.[1]	101,076	2,628,987
FedEx Corp.	34,735	2,610,683
Broadcom Corp. Class A1	65,825	2,578,365
Intuit Inc.[1]	55,861	2,507,042
Mattel Inc.	133,131	2,454,936
Wrigley (William Jr.) Co.	40,749	2,409,081
Altera Corp.[1]	115,989	2,371,975
Corning Inc.[1]	206,578	2,309,542
Coach Inc.[1]	55,051	2,256,540
EchoStar Communications Corp.[1]	68,820	2,253,855
SunGard Data Systems Inc.[1]	80,058	2,193,589
Sprint Corp. (PCS Group)[1]	237,172	2,181,982
Southwest Airlines Co.	151,919	2,158,769
Sara Lee Corp.	96,607	2,111,829
American Standard Companies Inc.[1]	18,499	2,104,261
National Semiconductor Corp.[1]	46,797	2,079,191
Synovus Financial Corp.	84,033	2,054,607
Pitney Bowes Inc.	47,715	2,033,136
ITT Industries Inc.	26,167	1,997,327
Costco Wholesale Corp.[1]	52,949	1,988,764
Fiserv Inc.[1]	55,433	1,982,838
Network Appliance Inc.[1]	91,331	1,959,050
BJ Services Co.[1]	44,883	1,942,087
Mylan Laboratories Inc.	82,189	1,868,156
Quest Diagnostics Inc.	22,007	1,822,840
Freeport-McMoRan Copper & Gold Inc.	46,321	1,810,688
Avery Dennison Corp.	28,993	1,803,655
Varian Medical Systems Inc.[1]	20,716	1,787,998
Mellon Financial Corp.	56,558	1,769,700
Wells Fargo & Company	31,113	1,763,174
MedImmune Inc.[1]	76,232	1,759,435
IMS Health Inc.	73,949	1,720,054
Cendant Corp.	70,476	1,718,910
Anadarko Petroleum Corp.	33,132	1,718,226
RadioShack Corp.	51,165	1,696,631
DIRECTV Group Inc. (The)[1]	109,907	1,690,370
Health Management Associates Inc. Class A	72,598	1,685,000
JDS Uniphase Corp.[1]	408,144	1,661,146
Dollar General Corp.	86,334	1,657,613
Heinz (H.J.) Co.	44,305	1,652,133
Ecolab Inc.	57,495	1,640,332

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
AutoZone Inc.[1]	19,074	$1,639,792
Family Dollar Stores Inc.	45,604	1,639,464
Career Education Corp.[1]	28,929	1,638,539
Microchip Technology Inc.	61,606	1,636,255
Laboratory Corp. of America Holdings[1]	41,389	1,624,518
EOG Resources Inc.	34,764	1,595,320
Cintas Corp.	36,379	1,582,123
Morgan Stanley	27,213	1,559,305
Agere Systems Inc. Class B1	495,502	1,545,966
Legg Mason Inc.	16,657	1,545,436
Waters Corp.[1]	37,689	1,539,219
Affiliated Computer Services Inc. Class A1	29,464	1,529,182
Aetna Inc.	17,043	1,529,098
Anthem Inc.[1]	16,504	1,495,923
Kinder Morgan Inc.	23,303	1,468,555
Marriott International Inc. Class A	33,896	1,442,275
Kellogg Co.	36,631	1,437,400
Ross Stores Inc.	46,809	1,432,823
McKesson Corp.	47,610	1,432,585
BEA Systems Inc.[1]	111,568	1,423,608
Express Scripts Inc.[1]	18,753	1,398,786
Univision Communications Inc. Class A1	42,002	1,386,486
Bard (C.R.) Inc.	14,148	1,381,411
Du Pont (E.I.) de Nemours and Co.	32,509	1,372,530
Masco Corp.	44,498	1,354,519
Black & Decker Corp.	23,544	1,340,595
Teradyne Inc.[1]	55,790	1,329,476
New York Community Bancorp Inc.	38,772	1,329,104
Clorox Co.	26,228	1,282,811
Estee Lauder Companies Inc. Class A	28,917	1,282,180
Tiffany & Co.	33,516	1,279,306
Lockheed Martin Corp.	27,925	1,274,497
Sealed Air Corp.[1]	25,503	1,268,264
Patterson Dental Co.[1]	18,405	1,262,767
Micron Technology Inc.[1]	74,891	1,251,429
BMC Software Inc.[1]	63,803	1,247,349
Oxford Health Plans Inc.	25,335	1,237,615
Hershey Foods Corp.	14,934	1,237,282
Jabil Circuit Inc.[1]	42,025	1,236,796
Medco Health Solutions Inc.[1]	36,331	1,235,254
Newell Rubbermaid Inc.	53,234	1,235,029
Emerson Electric Co.	20,604	1,234,592
New York Times Co. Class A	27,922	1,234,152
Harman International Industries Inc.	15,468	1,231,253
Pepsi Bottling Group Inc.	40,905	1,216,924
Synopsys Inc.[1]	41,845	1,211,831
Chico’s FAS Inc.[1]	26,104	1,211,226
CDW Corp.	17,899	1,210,151
Dun & Bradstreet Corp.[1]	22,613	1,209,795
NVIDIA Corp.[1]	45,359	1,201,560
Chiron Corp.[1]	27,221	1,197,996
T. Rowe Price Group Inc.	22,254	1,197,933
Commerce Bancorp Inc.	18,006	1,186,235
SanDisk Corp.[1]	41,588	1,179,852
Novellus Systems Inc.[1]	37,037	1,177,406
Bank of New York Co. Inc. (The)	37,169	1,170,823
Celgene Corp.[1]	24,394	1,162,374
PETsMART Inc.	42,626	1,161,985
Expeditors International Washington Inc.	29,374	1,159,979
Whole Foods Market Inc.	15,476	1,159,926
Harrah’s Entertainment Inc.	20,898	1,147,091
Sepracor Inc.[1]	23,680	1,139,008
Dow Chemical Co. (The)	27,876	1,122,845
Praxair Inc.	29,966	1,112,338
Brinker International Inc.[1]	29,305	1,111,539
Smith International Inc.[1]	20,479	1,095,831
AES Corp. (The)[1]	126,919	1,082,619
Citrix Systems Inc.[1]	49,783	1,076,308
Ameritrade Holding Corp.[1]	69,818	1,075,197
Applera Corp. – Applied Biosystems Group	53,877	1,065,687
Dollar Tree Stores Inc.[1]	34,473	1,064,871
Robert Half International Inc.[1]	44,735	1,056,641
Mercury Interactive Corp.[1]	23,585	1,056,608
DENTSPLY International Inc.	23,721	1,051,552
Molex Inc.	34,276	1,041,648
Darden Restaurants Inc.	41,904	1,038,800

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Lam Research Corp.[1]	40,422	$1,019,039
Beckman Coulter Inc.	18,484	1,008,117
Gentex Corp.	23,063	1,000,473
Ball Corp.	14,592	989,046
DST Systems Inc.[1]	21,803	988,766
Unisys Corp.[1]	68,364	976,238
Fastenal Co.	18,073	970,339
Barr Pharmaceuticals Inc.[1]	20,883	958,530
AmerisourceBergen Corp.	17,490	956,353
ChoicePoint Inc.[1]	24,997	950,636
Scripps (E.W.) Co. Class A	9,355	945,884
IVAX Corp.[1]	41,458	943,999
Abercrombie & Fitch Co. Class A	27,841	942,139
QLogic Corp.[1]	28,360	936,164
Phelps Dodge Corp.[1]	11,317	924,146
XTO Energy Inc.	36,536	922,175
CarMax Inc.[1]	31,481	919,245
Doral Financial Corp.	26,003	915,306
McCormick & Co. Inc.	27,250	913,420
Equifax Inc.	34,479	890,248
CH Robinson Worldwide Inc.	21,332	885,278
Gallagher (Arthur J.) & Co.	27,137	883,852
Lincare Holdings Inc.[1]	28,082	882,336
Coventry Health Care Inc.[1]	20,769	879,152
Red Hat Inc.[1]	38,349	876,658
Cephalon Inc.[1]	15,222	872,373
Corinthian Colleges Inc.[1]	26,370	871,792
DaVita Inc.[1]	18,244	871,151
Iron Mountain Inc.[1]	19,501	870,330
Williams-Sonoma Inc.[1]	25,383	868,099
PMC-Sierra Inc.[1]	51,013	865,691
Patterson-UTI Energy Inc.[1]	24,375	863,119
Rockwell Collins Inc.	27,155	858,370
Manpower Inc.	18,191	845,881
Avon Products Inc.	11,108	842,764
Cognizant Technology Solutions Corp.[1]	18,587	841,062
Symbol Technologies Inc.	60,806	839,123
GTECH Holdings Corp.	14,149	836,772
Campbell Soup Co.	30,619	834,980
Hilton Hotels Corp.	50,949	827,921
Siebel Systems Inc.[1]	71,839	826,867
Investors Financial Services Corp.	19,805	818,343
Michaels Stores Inc.	16,649	809,474
Eaton Vance Corp.	20,821	793,697
ImClone Systems Inc.[1]	15,602	793,518
Monster Worldwide Inc.[1]	29,944	784,533
Fisher Scientific International Inc.[1]	14,172	780,027
Zebra Technologies Corp. Class A1	11,122	771,533
Network Associates Inc.[1]	42,516	765,288
Westwood One Inc.[1]	25,751	758,367
Sanmina-SCI Corp.[1]	68,647	755,803
Maytag Corp.	23,897	754,428
SEI Investment Co.	22,405	739,365
VeriSign Inc.[1]	44,259	734,257
L-3 Communications Holdings Inc.	12,315	732,496
PeopleSoft Inc.[1]	39,208	724,956
Rambus Inc.[1]	25,802	723,230
Fair Isaac Corp.	19,930	719,074
Millipore Corp.[1]	13,894	713,874
Federated Investors Inc. Class B	22,570	709,375
Centex Corp.	12,986	702,023
Lamar Advertising Co.[1]	17,398	699,748
NVR Inc.[1]	1,510	694,600
WebMD Corp.[1]	77,886	692,407
Applebee’s International Inc.	16,740	692,199
UTStarcom Inc.[1]	23,990	689,952
Chesapeake Energy Corp.	51,386	688,572
NetScreen Technologies Inc.[1]	18,827	685,868
JetBlue Airways Corp.[1]	27,111	685,637
Millennium Pharmaceuticals Inc.[1]	40,520	684,788
Outback Steakhouse Inc.	13,987	681,167
E*TRADE Financial Corp.[1]	50,289	671,358
Western Digital Corp.[1]	59,461	667,747
Amylin Pharmaceuticals Inc.[1]	27,882	660,525
TCF Financial Corp.	12,791	653,236
Cheesecake Factory (The)[1]	14,132	651,909
Cox Communications Inc. Class A1	20,187	637,909
Pall Corp.	27,813	631,077
Krispy Kreme Doughnuts Inc.[1]	18,351	630,173
Medicis Pharmaceutical Corp. Class A	15,628	625,120

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Universal Health Services Inc. Class B	13,552	$624,341
Fox Entertainment Group Inc. Class A1	22,882	620,102
Omnicare Inc.	13,884	615,478
Education Management Corp.[1]	19,336	615,465
Rent-A-Center Inc.[1]	18,349	605,334
Graco Inc.	20,789	605,153
Advanced Micro Devices Inc.[1]	37,181	603,448
Affymetrix Inc.[1]	17,871	603,146
Starwood Hotels & Resorts Worldwide Inc.	14,788	598,914
Polaris Industries Inc.	13,140	597,082
Dow Jones & Co. Inc.	12,459	596,911
First Health Group Corp.[1]	27,174	594,024
Herman Miller Inc.	22,293	593,663
Advance Auto Parts Inc.[1]	14,593	593,497
Pactiv Corp.[1]	26,602	591,894
Charles River Laboratories International Inc.[1]	13,798	591,244
Ruby Tuesday Inc.	18,365	590,435
ARAMARK Corp. Class B	21,476	588,657
Pharmaceutical Resources Inc.[1]	10,294	585,317
Solectron Corp.[1]	105,433	583,044
Edwards Lifesciences Corp.[1]	18,245	582,928
Certegy Inc.	16,570	580,281
Brown & Brown Inc.	14,892	577,214
Cooper Cameron Corp.[1]	13,095	576,835
Reynolds & Reynolds Co. (The) Class A	20,277	576,070
Lehman Brothers Holdings Inc.	6,937	574,869
Novell Inc.[1]	49,517	563,503
Foundry Networks Inc.[1]	32,663	560,824
State Street Corp.	10,687	557,113
Henry Schein Inc.[1]	7,794	556,647
Jacobs Engineering Group Inc.[1]	12,478	556,519
Respironics Inc.[1]	10,251	553,759
Waddell & Reed Financial Inc. Class A	22,430	549,984
IDEXX Laboratories Inc.[1]	9,657	549,194
Rite Aid Corp.[1]	99,516	541,367
BISYS Group Inc. (The)[1]	32,236	540,275
Getty Images Inc.[1]	10,003	539,962
Corporate Executive Board Co. (The)	11,472	539,184
Sigma-Aldrich Corp.	9,664	534,806
Donaldson Co. Inc.	20,148	534,526
Weight Watchers International Inc.[1]	12,616	533,278
Tribune Co.	10,495	529,368
Autoliv Inc.	12,811	525,251
DeVry Inc.[1]	17,339	522,771
Xerox Corp.[1]	35,789	521,446
Health Net Inc.[1]	20,832	519,342
North Fork Bancorp Inc.	12,261	518,886
Leggett & Platt Inc.	21,458	508,769
Steris Corp.[1]	19,680	507,744
Station Casinos Inc.	11,494	507,690
Friedman, Billings, Ramsey Group, Inc. Class A	18,749	506,036
Stericycle Inc.[1]	10,565	505,641
Popular Inc.	11,718	505,046
Pier 1 Imports Inc.	21,017	498,103
Cree Inc.[1]	22,249	496,153
Alliant Techsystems Inc.[1]	9,079	493,898
Protein Design Labs Inc.[1]	20,705	493,193
Silicon Laboratories Inc.[1]	9,133	482,953
Cablevision Systems Corp.[1]	20,974	479,885
Entercom Communications Corp.[1]	10,410	471,261
FMC Technologies Inc.[1]	17,427	471,052
Mettler Toledo International Inc.[1]	10,609	471,040
Mandalay Resort Group	8,224	470,906
Claire’s Stores Inc.	22,482	468,525
ENSCO International Inc.	16,576	466,946
International Flavors & Fragrances Inc.	13,072	464,056
Apria Healthcare Group Inc.[1]	15,452	462,633
Andrx Group[1]	16,845	458,184
Dover Corp.	11,813	457,990
Integrated Circuit Systems Inc.[1]	18,289	457,774
ResMed Inc.[1]	10,093	456,103
Comverse Technology Inc.[1]	24,329	441,328
Navistar International Corp.[1]	9,560	438,326
Grant Prideco Inc.[1]	28,198	437,069
Pixar Inc.[1]	6,774	436,652

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
National Instruments Corp.	13,859	$436,004
Wiley (John) & Sons Inc. Class A	14,559	435,751
Tellabs Inc.[1]	50,471	435,565
Pharmaceutical Product Development Inc.[1]	14,579	434,308
Providian Financial Corp.[1]	32,922	431,278
International Rectifier Corp.[1]	9,361	430,512
Cypress Semiconductor Corp.[1]	20,984	429,542
Ceridian Corp.[1]	21,785	429,382
Coca-Cola Enterprises Inc.	17,686	427,471
Allied Waste Industries Inc.[1]	31,699	421,914
Qwest Communications International Inc.[1]	95,850	413,113
Macromedia Inc.[1]	20,454	410,512
Intersil Corp. Class A	18,391	409,935
Amkor Technology Inc.[1]	28,008	409,757
Mohawk Industries Inc.[1]	4,933	406,233
University of Phoenix Online[1]	4,616	401,684
ITT Educational Services Inc.[1]	12,842	400,670
O’Reilly Automotive Inc.[1]	9,895	396,196
National-Oilwell Inc.[1]	13,986	395,524
Henry (Jack) & Associates Inc.	20,426	393,405
St. Joe Company (The)	9,656	392,903
Emulex Corp.[1]	18,047	384,221
Avocent Corp.[1]	10,309	379,268
Renal Care Group Inc.[1]	8,112	371,205
LSI Logic Corp.[1]	39,584	369,715
Storage Technology Corp.[1]	13,122	365,185
CIENA Corp.[1]	73,475	365,171
ADTRAN Inc.	12,086	362,943
Atmel Corp.[1]	55,477	360,600
Harte-Hanks Inc.	15,252	357,202
Whirlpool Corp.	5,171	356,127
Telephone & Data Systems Inc.	5,000	354,350
Global Payments Inc.	7,812	352,165
Washington Post Company (The) Class B	395	349,342
Amphenol Corp. Class A1	11,754	349,094
Hillenbrand Industries Inc.	5,101	346,307
SouthTrust Corp.	10,401	344,897
International Speedway Corp. Class A	7,311	343,617
King Pharmaceuticals Inc.[1]	20,375	343,115
Varco International Inc.[1]	18,870	339,849
BlackRock Inc.	5,530	338,270
Rowan Companies Inc.[1]	15,811	333,454
Noble Energy Inc.	7,018	330,548
CBRL Group Inc.	8,329	330,162
Church & Dwight Co. Inc.	7,473	323,656
Timberland Co. Class A1	5,440	323,408
Performance Food Group Co.[1]	9,312	319,867
Triad Hospitals Inc.[1]	10,355	319,141
Key Energy Services Inc.[1]	29,007	319,077
American Tower Corp. Class A1	28,106	319,003
Viad Corp.	13,043	315,249
ADC Telecommunications Inc.[1]	108,616	314,985
Brocade Communications Systems Inc.[1]	46,991	312,960
Hudson City Bancorp Inc.	8,163	308,888
Cadence Design Systems Inc.[1]	20,937	308,611
Harris Corp.	6,286	304,305
Regis Corp.	6,827	303,392
Newfield Exploration Co.[1]	6,260	300,042
Nextel Partners Inc. Class A1	23,699	300,029
Meredith Corp.	5,836	295,068
Acxiom Corp.	13,423	294,769
Del Monte Foods Co.[1]	26,200	294,750
Bio-Rad Laboratories Inc. Class A1	5,219	294,195
PerkinElmer Inc.	14,200	293,798
99 Cents Only Stores[1]	11,993	292,869
Thermo Electron Corp.[1]	10,350	292,698
InterDigital Communications Corp.[1]	16,643	290,920
MGM Mirage[1]	6,373	288,952
Tenet Healthcare Corp.[1]	25,671	286,488
Fairchild Semiconductor International Inc. Class A1	11,915	286,317
Marvel Enterprises Inc.[1]	14,783	283,676
Energizer Holdings Inc.[1]	6,075	283,642
HON Industries Inc.	7,588	281,970
CheckFree Corp.[1]	9,499	279,841
Markel Corp.[1]	959	276,096

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Invitrogen Corp.[1]	3,822	$273,999
American Pharmaceutical Partners Inc.[1]	5,647	265,070
DoubleClick Inc.[1]	23,090	259,762
Polycom Inc.[1]	12,067	256,182
ICOS Corp.[1]	6,865	254,348
Pride International Inc.[1]	14,808	252,624
First Bancorp	6,062	252,179
Neurocrine Biosciences Inc.[1]	4,189	247,570
Human Genome Sciences Inc.[1]	19,441	243,596
Knight Ridder Inc.	3,315	242,824
HCC Insurance Holdings Inc.	7,483	241,925
Agilent Technologies Inc.[1]	7,647	241,875
FactSet Research Systems Inc.	5,666	241,145
Big Lots Inc.[1]	16,595	240,627
Total System Services Inc.	11,261	237,269
AmeriCredit Corp.[1]	13,888	236,513
United Defense Industries Inc.[1]	7,389	234,896
Endo Pharmaceuticals Holdings Inc.[1]	9,588	234,139
Advanced Fibre Communications Inc.[1]	10,610	233,738
Applied Micro Circuits Corp.[1]	40,552	233,174
Lennar Corp. Class A	4,222	228,115
Columbia Sportswear Co.[1]	4,055	224,809
Eon Labs Inc.[1]	3,349	224,651
Edwards (A.G.) Inc.	5,629	220,206
Tidewater Inc.	7,759	218,261
Talbots Inc. (The)	6,094	218,043
McDATA Corp. Class A1	30,743	216,431
Chelsea Property Group Inc.	3,305	208,017
Hunt (J.B.) Transport Services Inc.[1]	7,205	202,965
Valeant Pharmaceuticals International	8,474	202,274
Northern Trust Corp.	4,341	202,247
Wendy’s International Inc.	4,945	201,212
Community Health Systems Inc.[1]	7,225	201,072
Constellation Brands Inc.[1]	6,213	199,437
Radio One Inc. Class D1	10,723	198,376
Integrated Device Technology Inc.[1]	12,769	191,535
SPX Corp.	4,187	190,425
Belo (A.H.) Corp.	6,828	189,545
AMETEK Inc.	7,371	188,992
CONSOL Energy Inc.	6,923	185,536
Maxtor Corp.[1]	22,393	182,503
Diamond Offshore Drilling Inc.	7,509	181,643
D.R. Horton Inc.	5,097	180,587
Swift Transportation Co. Inc.[1]	10,408	178,705
Valley National Bancorp	6,333	177,134
Watson Pharmaceuticals Inc.[1]	4,116	176,124
Worthington Industries Inc.	9,168	175,751
Mills Corp.	3,254	173,406
Manor Care Inc.	4,844	170,945
Hewitt Associates Inc. Class A1	5,320	170,293
Arrow Electronics Inc.[1]	6,633	168,876
MSC Industrial Direct Co. Inc. Class A	5,537	165,833
Hovnanian Enterprises Inc. Class A1	3,780	163,107
Nuveen Investments Inc. Class A	5,761	160,501
Alliance Data Systems Corp.[1]	4,759	159,664
Tektronix Inc.	4,696	153,606
Crown Castle International Corp.[1]	11,739	148,264
RealNetworks Inc.[1]	24,207	145,242
IDT Corp.[1]	7,032	139,726
West Corp.[1]	5,570	138,693
Pioneer Natural Resources Co.	4,194	135,466
Brown-Forman Corp. Class B	2,798	133,353
Fidelity National Financial Inc.	3,321	131,512
Chicago Mercantile Exchange Holdings Inc.	1,355	131,083
Timken Co. (The)	5,629	130,762
Westamerica Bancorp	2,590	130,691
Wynn Resorts Ltd.[1]	3,722	130,270
BearingPoint Inc.[1]	11,874	127,289
Cox Radio Inc. Class A1	5,842	124,435
Leucadia National Corp.	2,331	124,196
Borders Group Inc.	4,888	116,041
Ambac Financial Group Inc.	1,572	115,982
Werner Enterprises Inc.	6,079	115,197
Radian Group Inc.	2,682	114,253

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Reebok International Ltd.	2,736	$113,134
Cousins Properties Inc.	3,274	107,354
LeapFrog Enterprises Inc.[1]	5,403	104,548
Interpublic Group of Companies Inc.[1]	6,767	104,076
Pentair Inc.	1,708	100,772
First Tennessee National Corp.	2,093	99,836
Mercantile Bankshares Corp.	2,304	99,003
Convergys Corp.[1]	5,735	87,172
Interactive Data Corp.[1]	4,784	85,060
Southern Peru Copper Corp.	2,058	83,246
Delphi Corp.	8,224	81,911
Alberto-Culver Co.	1,804	79,142
Westport Resources Corp.[1]	2,319	76,504
Vulcan Materials Co.	1,505	71,397
Florida Rock Industries Inc.	1,690	71,234
United States Cellular Corp.[1]	1,811	69,995
Scotts Co. (The) Class A1	1,072	68,769
Barnes & Noble Inc.[1]	2,099	68,427
Autodesk Inc.	2,072	65,517
LNR Property Corp.	1,216	65,092
Fluor Corp.	1,499	57,996
Bausch & Lomb Inc.	929	55,712
MEMC Electronics Materials Inc.[1]	5,794	53,015
Blockbuster Inc.	2,932	51,310
Entravision Communications Corp.[1]	5,474	49,102
Hudson United Bancorp	1,290	49,084
Compuware Corp.[1]	6,545	48,760
Apogent Technologies Inc.[1]	1,562	47,922
Jefferies Group Inc.	1,281	45,258
LaBranche & Co. Inc.	4,036	45,244
IndyMac Bancorp Inc.	1,230	44,637
Transatlantic Holdings Inc.	505	44,041
Valspar Corp. (The)	886	43,618
Berkley (W.R.) Corp.	1,024	40,837
Gemstar-TV Guide International Inc.[1]	5,789	38,844
Cabot Corp.	1,148	37,654
UnitedGlobalCom Inc. Class A1	4,203	35,683
WellChoice Inc.[1]	945	34,871
Tootsie Roll Industries Inc.	928	33,921

Security	Shares or Principal	Value
La-Z-Boy Inc.	1,264	$27,505
Erie Indemnity Co. Class A	536	25,867
Polo Ralph Lauren Corp.	600	20,568
Scholastic Corp.[1]	537	14,633

TOTAL COMMON STOCKS (Cost: $1,599,691,820)		1,644,798,789

SHORT-TERM INVESTMENTS – 7.37%

MONEY MARKET FUNDS – 2.88%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	33,499,363	33,499,363
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	10,936,013	10,936,013
BlackRock Temp Cash Money Market Fund[2]	511,891	511,891
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	2,549,147	2,549,147

		47,496,414
FLOATING RATE NOTES – 1.47%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$497,091	497,082
1.05%, 09/15/04[2,4]	994,183	994,138
1.06%, 10/12/04[2,4]	497,091	497,065
1.14%, 08/23/04[2,4]	497,091	497,259
CC USA Inc.
1.05%, 04/19/04[2,4]	437,441	437,439
1.06%, 05/24/04[2,4]	994,183	994,169
1.09%, 07/15/04[2,4]	497,092	497,143
1.51%, 02/15/05[2,4]	646,219	647,118
Dorada Finance Inc.
1.04%, 07/01/04[2]	347,964	347,049
1.05%, 05/20/04[2,4]	994,183	994,163
1.24%, 08/09/04[2]	248,546	248,532
1.48%, 01/18/05[2,4]	745,637	745,608
Five Finance Inc.
1.06%, 04/15/04[2,4]	497,091	497,091
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	994,183	994,183

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Holmes Financing PLC
1.05%, 04/15/04[2]	$99,418	$99,418
K2 USA LLC
1.05%, 08/16/04[2,4]	248,546	248,532
1.05%, 09/27/04[2,4]	1,073,718	1,073,639
1.06%, 04/13/04[2]	497,091	497,091
1.06%, 05/17/04[2]	497,091	497,088
1.46%, 01/12/05[2,4]	497,091	497,053
Links Finance LLC
1.05%, 06/28/04[2]	497,091	497,068
1.06%, 05/04/04[2]	497,091	497,089
1.06%, 07/20/04[2]	397,673	397,649
Nationwide Building Society
1.09%, 07/23/04[2,4]	745,637	745,637
1.11%, 12/28/04[2,4]	994,183	994,183
Northern Rock PLC
1.11%, 01/13/05[2,4]	944,474	944,474
Permanent Financing PLC
1.04%, 03/10/05[2]	994,183	994,183
1.05%, 12/10/04[2]	497,091	497,091
Sigma Finance Inc.
1.05%, 07/01/04[2]	497,091	497,061
1.06%, 07/20/04[2]	497,091	497,062
1.09%, 10/07/04[2]	994,183	994,080
1.24%, 08/06/04[2]	248,546	248,537
Tango Finance Corp.
1.05%, 01/18/05[2,4]	437,441	437,405
1.06%, 07/15/04[2,4]	298,255	298,227
1.07%, 02/25/05[2,4]	556,742	556,642
1.10%, 07/06/04[2,4]	298,255	298,247
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	497,091	497,046
1.32%, 02/04/05[2,4]	248,546	248,504
White Pine Finance LLC
1.04%, 08/26/04[2,4]	497,091	497,061
1.05%, 11/15/04[2,4]	596,510	596,510
1.06%, 04/20/04[2,4]	497,091	497,091
1.06%, 07/06/04[2,4]	596,510	596,495

		24,128,202
COMMERCIAL PAPER – 1.35%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	467,266	467,092
1.03%, 04/20/04[2]	497,091	496,821
1.03%, 04/23/04[2]	586,568	586,199
1.03%, 04/26/04[2]	497,091	496,736
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	402,644	402,252
Barton Capital Corp.
1.03%, 04/02/04[2]	518,059	518,044
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	298,255	298,069
1.03%, 05/21/04[2]	497,091	496,380
Corporate Asset Funding
1.05%, 05/21/04[2]	516,975	516,225
Corporate Receivables Corp.
1.03%, 04/07/04[2]	497,091	497,006
1.04%, 06/03/04[2]	994,183	992,374
Delaware Funding Corp.
1.03%, 04/02/04[2]	497,091	497,077
1.03%, 05/05/04[2]	746,462	745,736
1.03%, 05/21/04[2]	248,546	248,190
Edison Asset Securitization
1.07%, 09/21/04[2]	497,091	494,535
Eureka Securitization Inc.
1.03%, 05/25/04[2]	198,837	198,529
1.04%, 04/14/04[2]	596,510	596,286
Falcon Asset Securitization
1.03%, 04/15/04[2]	597,434	597,195
1.03%, 04/22/04[2]	586,568	586,216
1.03%, 04/30/04[2]	497,091	496,679
Galaxy Funding Inc.
1.05%, 05/17/04[2]	497,091	496,428
Gemini Securitization Corp.
1.03%, 04/20/04[2]	298,454	298,291
1.03%, 04/23/04[2]	574,508	574,147
1.03%, 04/30/04[2]	348,392	348,102
1.03%, 05/24/04[2]	248,546	248,169
1.04%, 04/19/04[2]	248,546	248,417
GIRO Funding US Corp.
1.05%, 05/19/04[2]	248,546	248,198

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Jupiter Securitization Corp
1.03%, 04/16/04[2]	$994,183	$993,756
1.03%, 04/19/04[2]	1,342,147	1,341,456
1.03%, 04/28/04[2]	596,510	596,049
1.03%, 04/30/04[2]	846,795	846,093
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	348,322	348,252
1.05%, 04/05/04[2]	402,644	402,597
Polonius Inc.
1.04%, 05/21/04[2]	575,135	574,305
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	1,043,892	1,043,355
1.04%, 04/23/04[2]	1,143,310	1,142,584
1.04%, 05/20/04[2]	248,546	248,194
Receivables Capital Corp.
1.04%, 04/14/04[2]	437,440	437,276
Scaldis Capital LLC
1.05%, 06/30/04[2]	355,917	354,983
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	497,091	496,835
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	316,200	316,037
1.04%, 04/29/04[2]	447,780	447,418

		22,278,583
TIME DEPOSITS – 1.16%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	3,479,640	3,479,640
1.33%, 02/10/05[2]	497,091	497,027
1.39%, 02/02/05[2]	497,091	497,029
1.40%, 10/25/04[2]	994,183	994,097
Bank of New York
1.39%, 11/01/04[2]	994,183	994,125
Bank of Nova Scotia
1.24%, 10/07/04[2]	745,637	745,599
1.42%, 10/29/04[2]	745,637	745,670
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	745,637	745,579
1.38%, 11/22/04[2]	248,546	248,558
1.40%, 10/29/04[2]	994,183	994,169
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,491,274	1,491,274
Toronto-Dominion Bank
1.04%, 06/22/04[2]	248,546	248,546
1.22%, 03/23/05[2]	1,739,820	1,739,523
1.34%, 02/10/05[2]	397,673	397,622
1.41%, 11/01/04[2]	745,637	745,594
UBS Finance (Delaware)
1.06%, 04/01/04[2]	1,988,366	1,988,366
1.10%, 09/08/04[2]	994,182	989,323
1.11%, 12/17/04[2]	1,491,273	1,479,319

		19,021,060
REPURCHASE AGREEMENTS – 0.36%

Bank of America, NA
1.06%, 04/01/04[2]	1,988,366	1,988,366
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	3,976,732	3,976,732

		5,965,098
U.S. GOVERNMENT AGENCY NOTES – 0.15%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	745,637	744,661
1.28%, 08/19/04[2]	397,673	395,694
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,292,437	1,285,958

		2,426,313

TOTAL SHORT-TERM INVESTMENTS (Cost: $121,315,670)		121,315,670

TOTAL INVESTMENTS IN SECURITIES – 107.29% (Cost: $1,721,007,490)		1,766,114,459

Other Assets, Less Liabilities – (7.29%)		(119,968,135)

NET ASSETS – 100.00%		$1,646,146,324

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.91%

Exxon Mobil Corp.	3,281,609	$136,482,118
Citigroup Inc.	2,529,255	130,762,483
Bank of America Corp.	735,166	59,533,743
Verizon Communications Inc.	1,351,278	49,375,698
ChevronTexaco Corp.	524,908	46,076,424
Wells Fargo & Company	778,259	44,103,938
JP Morgan Chase & Co.	998,021	41,866,981
Altria Group Inc.	761,083	41,440,969
SBC Communications Inc.	1,632,427	40,059,759
American International Group Inc.	552,629	39,430,079
International Business Machines Corp.	398,571	36,604,761
Time Warner Inc.[1]	2,125,665	35,838,712
Hewlett-Packard Co.	1,499,818	34,255,843
Bank One Corp.	561,301	30,602,131
Wachovia Corp.	629,235	29,574,045
Morgan Stanley	476,621	27,310,383
Merck & Co. Inc.	614,800	27,168,012
Merrill Lynch & Co. Inc.	455,465	27,127,495
U.S. Bancorp	943,287	26,081,886
BellSouth Corp.	907,481	25,128,149
Procter & Gamble Co.	229,661	24,086,846
FleetBoston Financial Corp.	518,649	23,287,340
ConocoPhillips	333,517	23,282,822
Walt Disney Co. (The)	750,003	18,742,575
Du Pont (E.I.) de Nemours and Co.	436,565	18,431,774
Washington Mutual Inc.	427,259	18,248,232
Viacom Inc. Class B	460,436	18,053,696
McDonald’s Corp.	625,214	17,862,364
Comcast Corp. Class A1	588,538	16,914,582
Dow Chemical Co. (The)	404,466	16,291,890
Allstate Corp. (The)	345,924	15,725,705
Freddie Mac	263,849	15,582,922
Goldman Sachs Group Inc. (The)	139,844	14,592,721
Alcoa Inc.	415,376	14,409,393
Honeywell International Inc.	408,110	13,814,523
Caterpillar Inc.	169,276	13,384,653
United Technologies Corp.	151,964	13,114,493
Prudential Financial Inc.	270,908	12,131,260
Motorola Inc.	672,031	11,827,746
Ford Motor Company	863,714	11,720,599
Schering-Plough Corp.	721,289	11,699,308
Gannett Co. Inc.	131,896	11,625,313
Bristol-Myers Squibb Co.	474,947	11,507,966
Kimberly-Clark Corp.	173,860	10,970,566
Exelon Corp.	159,210	10,964,793
Southern Company	354,396	10,809,078
General Motors Corp.	227,110	10,696,881
Emerson Electric Co.	173,214	10,378,983
Dominion Resources Inc.	157,522	10,128,665
Bank of New York Co. Inc. (The)	319,419	10,061,698
Duke Energy Corp.	442,481	10,000,071
Lehman Brothers Holdings Inc.	120,105	9,953,101
International Paper Co.	235,164	9,938,031
BB&T Corp.	273,902	9,668,741
National City Corp.	271,211	9,649,687
Liberty Media Corp. Class A1	865,820	9,480,729
Cendant Corp.	385,577	9,404,223
Hartford Financial Services Group Inc.	138,663	8,832,833
Occidental Petroleum Corp.	186,214	8,575,155
SunTrust Banks Inc.	121,159	8,445,994
Northrop Grumman Corp.	85,227	8,388,041
Lucent Technologies Inc.[1]	2,031,231	8,348,359
AT&T Wireless Services Inc.[1]	610,782	8,312,743
Deere & Co.	117,532	8,146,143
Sprint Corp. (FON Group)	441,419	8,135,352
PNC Financial Services Group	142,258	7,883,938
Coca-Cola Co. (The)	154,670	7,779,901
General Dynamics Corp.	86,728	7,747,412
Countrywide Financial Corp.	80,512	7,721,101
Alltel Corp.	152,827	7,624,539
State Street Corp.	145,900	7,605,767
AT&T Corp.	386,033	7,554,666
Gillette Co. (The)	192,022	7,508,060
American Express Co.	144,429	7,488,644
Union Pacific Corp.	124,744	7,462,186
Avon Products Inc.	97,188	7,373,654
Travelers Property Casualty Corp. Class B	414,074	7,151,058
ConAgra Foods Inc.	263,656	7,102,893

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Weyerhaeuser Co.	107,535	$7,043,543
Agilent Technologies Inc.[1]	219,325	6,937,250
Apache Corp.	158,676	6,850,043
Golden West Financial Corp.	61,149	6,845,631
CVS Corp.	193,438	6,828,361
FedEx Corp.	90,225	6,781,311
Sun Microsystems Inc.[1]	1,585,568	6,595,963
Entergy Corp.	110,850	6,595,575
Devon Energy Corp.	113,302	6,588,511
American Electric Power Co. Inc.	193,920	6,383,846
Chubb Corp.	90,974	6,326,332
Raytheon Co.	201,558	6,316,828
KeyCorp	207,569	6,287,265
Burlington Resources Inc.	98,568	6,271,882
Hancock (John) Financial Services Inc.	141,870	6,198,300
Lockheed Martin Corp.	135,384	6,178,926
Kroger Co.[1]	370,451	6,164,305
FPL Group Inc.	89,981	6,015,230
MetLife Inc.	166,807	5,951,674
Clear Channel Communications Inc.	137,744	5,833,458
PG&E Corp.[1]	200,881	5,819,523
FirstEnergy Corp.	148,192	5,791,343
Burlington Northern Santa Fe Corp.	182,939	5,762,578
Equity Office Properties Trust	197,695	5,711,409
Air Products & Chemicals Inc.	111,564	5,591,588
Johnson Controls Inc.	92,559	5,474,865
Fortune Brands Inc.	71,337	5,466,554
Public Service Enterprise Group Inc.	110,886	5,209,424
Costco Wholesale Corp.[1]	138,155	5,189,102
PepsiCo Inc.	96,145	5,177,408
Marathon Oil Corp.	152,109	5,121,510
Principal Financial Group Inc.	142,511	5,077,667
Federated Department Stores Inc.	91,950	4,969,897
SouthTrust Corp.	149,806	4,967,567
Progress Energy Inc.	105,202	4,952,910
Sara Lee Corp.	225,455	4,928,446
May Department Stores Co. (The)	141,596	4,896,390
PPG Industries Inc.	83,309	4,856,915
Apple Computer Inc.[1]	179,463	4,854,474
Consolidated Edison Inc.	109,601	4,833,404
Unocal Corp.	126,653	4,721,624
Monsanto Co.	128,317	4,705,384
Comerica Inc.	85,981	4,670,488
Penney (J.C.) Co. Inc. (Holding Co.)	133,175	4,631,827
Sears, Roebuck and Co.	107,296	4,609,436
Masco Corp.	151,157	4,601,219
PACCAR Inc.	80,880	4,548,691
TXU Corp.	158,184	4,533,553
Tribune Co.	89,579	4,518,365
Franklin Resources Inc.	80,620	4,488,922
Safeway Inc.[1]	216,657	4,458,801
Xerox Corp.[1]	305,581	4,452,315
MBIA Inc.	70,617	4,427,686
Limited Brands Inc.	217,995	4,359,900
Kraft Foods Inc.	135,129	4,325,479
Archer-Daniels-Midland Co.	254,625	4,295,524
Electronic Data Systems Corp.	221,420	4,284,477
Bear Stearns Companies Inc. (The)	48,623	4,263,265
Norfolk Southern Corp.	191,319	4,226,237
Marshall & Ilsley Corp.	111,259	4,206,703
Georgia-Pacific Corp.	122,840	4,138,480
St. Paul Companies Inc.	103,100	4,125,031
Lincoln National Corp.	87,115	4,122,282
Praxair Inc.	110,995	4,120,134
Ameren Corp.	89,293	4,115,514
General Mills Inc.	88,156	4,115,122
Northern Trust Corp.	88,156	4,107,188
Eaton Corp.	73,082	4,106,478
CIGNA Corp.	68,810	4,061,166
AmSouth Bancorp	172,325	4,051,361
Simon Property Group Inc.	68,898	4,026,399
Equity Residential	133,766	3,992,915
Regions Financial Corp.	109,010	3,981,045
PPL Corp.	85,920	3,917,952
Waste Management Inc.	129,445	3,906,650
Charter One Financial Inc.	110,433	3,904,911
Aetna Inc.	42,984	3,856,524
Jefferson-Pilot Corp.	69,744	3,836,617
Valero Energy Corp.	63,882	3,830,365
Loews Corp.	63,892	3,773,462
Mellon Financial Corp.	120,492	3,770,195

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Heinz (H.J.) Co.	100,547	$3,749,398
Anthem Inc.[1]	41,189	3,733,371
MBNA Corp.	134,838	3,725,574
General Growth Properties Inc.	105,237	3,699,081
CIT Group Inc.	97,190	3,698,079
Albertson’s Inc.	166,701	3,692,427
AFLAC Inc.	91,963	3,691,395
Eastman Kodak Co.	140,597	3,679,423
3M Co.	43,732	3,580,339
Anadarko Petroleum Corp.	68,805	3,568,227
Corning Inc.[1]	318,153	3,556,951
Cinergy Corp.	86,419	3,533,673
Computer Sciences Corp.[1]	87,288	3,520,325
AON Corp.	125,012	3,489,085
Xcel Energy Inc.	195,677	3,485,007
Illinois Tool Works Inc.	43,911	3,479,069
Avaya Inc.[1]	215,241	3,418,027
DTE Energy Co.	82,432	3,392,077
Edison International	139,582	3,390,447
Newmont Mining Corp.	71,377	3,328,310
Parker Hannifin Corp.	57,968	3,275,192
Constellation Energy Group Inc.	81,135	3,241,343
CSX Corp.	104,874	3,176,633
Sovereign Bancorp Inc.	148,128	3,172,902
Dover Corp.	80,496	3,120,830
Sempra Energy	98,107	3,119,803
Rohm & Haas Co.	77,461	3,086,046
Torchmark Corp.	56,962	3,063,986
Donnelley (R.R.) & Sons Co.	99,456	3,008,544
Textron Inc.	56,345	2,994,737
UST Inc.	82,052	2,962,077
Interpublic Group of Companies Inc.[1]	192,357	2,958,451
KeySpan Corp.	77,194	2,950,355
M&T Bank Corp.	32,810	2,947,979
Plum Creek Timber Co. Inc.	89,772	2,915,795
Cincinnati Financial Corp.	66,878	2,905,849
Wyeth	76,888	2,887,144
ProLogis	80,099	2,873,151
National Commerce Financial Corp.	100,394	2,872,272
Office Depot Inc.[1]	151,500	2,851,230
Archstone-Smith Trust	95,684	2,823,635
Capital One Financial Corp.	37,329	2,815,726
Starwood Hotels & Resorts Worldwide Inc.	69,524	2,815,722
Rockwell Automation Inc.	81,200	2,815,204
D.R. Horton Inc.	78,961	2,797,588
Genuine Parts Co.	85,301	2,791,049
Ambac Financial Group Inc.	37,716	2,782,686
First Tennessee National Corp.	58,312	2,781,482
MeadWestvaco Corp.	98,314	2,781,303
Union Planters Corp.	92,812	2,770,438
SAFECO Corp.	63,552	2,743,540
NiSource Inc.	128,635	2,733,494
Banknorth Group Inc.	79,781	2,715,745
DIRECTV Group Inc. (The)[1]	176,006	2,706,972
Lennar Corp. Class A	50,016	2,702,364
Fidelity National Financial Inc.	67,467	2,671,693
Pulte Homes Inc.	47,771	2,656,068
Compass Bancshares Inc.	62,257	2,581,798
Vornado Realty Trust	42,192	2,551,772
Kerr-McGee Corp.	49,477	2,548,066
Knight Ridder Inc.	34,751	2,545,511
Dean Foods Co.[1]	75,952	2,536,797
Zions Bancorporation	44,223	2,529,556
Medco Health Solutions Inc.[1]	74,027	2,516,918
Micron Technology Inc.[1]	149,867	2,504,278
R.J. Reynolds Tobacco Holdings Inc.	41,364	2,502,522
Huntington Bancshares Inc.	112,162	2,488,875
Cox Communications Inc. Class A1	78,737	2,488,089
Williams Companies Inc.	253,972	2,430,512
GreenPoint Financial Corp.	55,555	2,428,309
Kimco Realty Corp.	47,468	2,419,919
Kellogg Co.	61,415	2,409,925
Public Storage Inc.	48,920	2,380,447
Rouse Co. (The)	44,354	2,377,374
Nucor Corp.	38,354	2,358,004
Murphy Oil Corp.	37,416	2,356,086
Sunoco Inc.	37,696	2,351,476
Sherwin-Williams Co. (The)	60,567	2,327,590
Duke Realty Corp.	66,388	2,304,991
Amerada Hess Corp.	35,158	2,295,114

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
MGIC Investment Corp.	35,568	$2,284,533
North Fork Bancorp Inc.	53,643	2,270,172
Qwest Communications International Inc.[1]	518,930	2,236,588
Scientific-Atlanta Inc.	69,145	2,236,149
iStar Financial Inc.	52,856	2,235,809
El Paso Corp.	314,402	2,235,398
Delphi Corp.	222,329	2,214,397
NTL Inc.[1]	36,742	2,184,312
Old Republic International Corp.	88,754	2,179,798
New York Community Bancorp Inc.	63,556	2,178,700
Centex Corp.	39,622	2,141,965
Jones Apparel Group Inc.	58,916	2,129,813
Smurfit-Stone Container Corp.	120,352	2,116,992
Tenet Healthcare Corp.[1]	188,117	2,099,386
Vulcan Materials Co.	44,007	2,087,692
United States Steel Corp.	55,716	2,076,535
UNUMProvident Corp.	141,114	2,064,498
HCA Inc.	50,408	2,047,573
Boston Properties Inc.	37,349	2,028,424
Republic Services Inc.	74,537	2,017,717
SUPERVALU Inc.	65,549	2,001,866
Popular Inc.	45,933	1,979,712
Watson Pharmaceuticals Inc.[1]	45,945	1,965,987
Wendy’s International Inc.	47,821	1,945,836
Coca-Cola Enterprises Inc.	80,343	1,941,890
Host Marriott Corp.[1]	151,363	1,934,419
CenturyTel Inc.	70,334	1,933,482
Liz Claiborne Inc.	52,650	1,931,729
SCANA Corp.	54,615	1,930,640
Janus Capital Group Inc.	117,356	1,922,291
Lear Corp.	30,716	1,903,163
VF Corp.	40,311	1,882,524
Allied Capital Corp.	61,782	1,871,377
American Power Conversion Corp.	81,167	1,867,653
Nordstrom Inc.	46,791	1,866,961
NCR Corp.[1]	42,318	1,864,531
Phelps Dodge Corp.[1]	22,816	1,863,155
XM Satellite Radio Holdings Inc. Class A1	66,372	1,858,416
Tyson Foods Inc. Class A	102,351	1,847,436
Wisconsin Energy Corp.	57,311	1,842,549
Liberty Property Trust	40,709	1,831,905
Sirius Satellite Radio Inc.[1]	538,149	1,829,707
Caesars Entertainment Inc.[1]	140,137	1,827,386
Energy East Corp.	71,353	1,809,512
Hibernia Corp. Class A	76,981	1,808,284
Citizens Communications Co.[1]	139,331	1,802,943
Health Care Property Investors Inc.	63,550	1,798,465
Grainger (W.W.) Inc.	37,433	1,796,784
Foot Locker Inc.	69,526	1,793,771
PeopleSoft Inc.[1]	96,820	1,790,202
Advanced Micro Devices Inc.[1]	110,191	1,788,400
Radian Group Inc.	41,823	1,781,660
Marriott International Inc. Class A	41,867	1,781,441
Southwest Airlines Co.	125,204	1,779,149
Thermo Electron Corp.[1]	62,813	1,776,352
ServiceMaster Co. (The)	146,582	1,760,450
PMI Group Inc. (The)	47,007	1,756,182
Toys R Us Inc.[1]	104,459	1,754,911
McKesson Corp.	57,884	1,741,730
Whirlpool Corp.	25,228	1,737,452
AvalonBay Communities Inc.	32,041	1,716,757
Diebold Inc.	35,420	1,704,410
Brunswick Corp.	41,474	1,693,383
Engelhard Corp.	56,471	1,687,918
Campbell Soup Co.	61,313	1,672,006
Vishay Intertechnology Inc.[1]	78,292	1,670,751
InterActiveCorp1	52,813	1,668,363
Clorox Co.	33,953	1,660,641
Pioneer Natural Resources Co.	50,992	1,647,042
Autodesk Inc.	51,675	1,633,963
Eastman Chemical Co.	38,177	1,629,394
Goodrich (B.F.) Co.	57,726	1,620,369
Sabre Holdings Corp.	65,171	1,616,893
Pinnacle West Capital Corp.	40,977	1,612,445
Hershey Foods Corp.	19,312	1,599,999
Pitney Bowes Inc.	37,549	1,599,963
Washington Post Company (The) Class B	1,801	1,592,822
KB Home	19,609	1,584,407
Pepco Holdings Inc.	77,133	1,576,599

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Colgate-Palmolive Co.	28,585	$1,575,033
Ashland Inc.	33,668	1,565,225
PacifiCare Health Systems Inc.[1]	38,988	1,541,975
Macerich Co. (The)	28,447	1,533,293
Boeing Co. (The)	37,221	1,528,666
Sanmina-SCI Corp.[1]	138,511	1,525,006
CenterPoint Energy Inc.	132,973	1,519,881
Associated Bancorp	33,723	1,510,453
Humana Inc.[1]	79,194	1,506,270
Mercantile Bankshares Corp.	34,968	1,502,575
Developers Diversified Realty Corp.	37,006	1,495,042
Hasbro Inc.	68,351	1,486,634
ALLETE Inc.	42,294	1,484,096
Questar Corp.	40,581	1,478,772
Bausch & Lomb Inc.	24,357	1,460,689
AutoNation Inc.[1]	85,363	1,455,439
Dana Corp.	73,284	1,455,420
Fluor Corp.	37,561	1,453,235
Temple-Inland Inc.	22,899	1,450,423
Commerce Bancshares Inc.	30,373	1,449,096
King Pharmaceuticals Inc.[1]	85,811	1,445,057
Astoria Financial Corp.	37,979	1,444,341
Avnet Inc.[1]	58,875	1,441,849
Cadence Design Systems Inc.[1]	97,673	1,439,700
SPX Corp.	31,620	1,438,078
Apartment Investment & Management Co. Class A	46,066	1,432,192
Leggett & Platt Inc.	59,893	1,420,063
Hospitality Properties Trust	30,548	1,417,427
AmerisourceBergen Corp.	25,808	1,411,181
Pogo Producing Co.	30,531	1,400,457
Baker Hughes Inc.	37,977	1,385,401
Alliant Energy Corp.	52,971	1,380,424
AMB Property Corp.	36,941	1,373,097
Hilton Hotels Corp.	84,421	1,371,841
Mohawk Industries Inc.[1]	16,637	1,370,057
Equitable Resources Inc.	30,839	1,369,868
Rockwell Collins Inc.	43,018	1,359,799
Energizer Holdings Inc.[1]	29,076	1,357,558
TECO Energy Inc.	92,575	1,354,372
Brown-Forman Corp. Class B	28,246	1,346,204
UnionBanCal Corp.	25,650	1,343,804
3Com Corp.[1]	188,698	1,332,208
Precision Castparts Corp.	30,254	1,332,084
Computer Associates International Inc.	49,241	1,322,613
NSTAR	25,991	1,318,264
ENSCO International Inc.	46,755	1,317,088
Invitrogen Corp.[1]	18,361	1,316,300
Catellus Development Corp.	50,599	1,316,080
Compuware Corp.[1]	176,368	1,313,942
Stanley Works (The)	30,726	1,311,386
Fox Entertainment Group Inc. Class A1	48,343	1,310,095
New Plan Excel Realty Trust	47,817	1,307,795
Manor Care Inc.	36,598	1,291,543
MDU Resources Group Inc.	54,935	1,290,423
Smucker (J.M.) Co. (The)	24,388	1,287,199
Bank of Hawaii Corp.	27,608	1,279,079
Mack-Cali Realty Corp.	28,430	1,276,791
Pentair Inc.	21,422	1,263,898
Becton, Dickinson & Co.	25,795	1,250,542
Millennium Pharmaceuticals Inc.[1]	73,070	1,234,883
United Dominion Realty Trust Inc.	62,808	1,232,293
Apogent Technologies Inc.[1]	39,835	1,222,138
Alberto-Culver Co.	27,612	1,211,338
Thornburg Mortgage Inc.	38,831	1,207,644
Wilmington Trust Corp.	32,280	1,206,304
Berkley (W.R.) Corp.	30,235	1,205,772
Bemis Co.	46,153	1,199,978
City National Corp.	20,021	1,199,258
Solectron Corp.[1]	214,096	1,183,951
L-3 Communications Holdings Inc.	19,812	1,178,418
Telephone & Data Systems Inc.	16,566	1,174,032
Weingarten Realty Investors	33,825	1,170,345
Sky Financial Group Inc.	45,080	1,169,826
Northeast Utilities	62,563	1,166,800
Protective Life Corp.	31,154	1,166,717
DPL Inc.	61,977	1,162,069
Great Plains Energy Inc.	34,166	1,154,469
Fulton Financial Corp.	51,726	1,151,938
XTO Energy Inc.	45,596	1,150,849

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Novell Inc.[1]	100,820	$1,147,332
Leucadia National Corp.	21,497	1,145,360
Valspar Corp. (The)	23,225	1,143,367
Webster Financial Corp.	22,343	1,133,014
Hillenbrand Industries Inc.	16,618	1,128,196
Colonial BancGroup Inc. (The)	60,876	1,126,206
Newell Rubbermaid Inc.	48,275	1,119,980
Martin Marietta Materials Inc.	24,150	1,114,764
E*TRADE Financial Corp.[1]	83,481	1,114,471
Bowater Inc.	25,449	1,110,340
BorgWarner Inc.	13,088	1,110,255
Harrah’s Entertainment Inc.	20,226	1,110,205
Smithfield Foods Inc.[1]	40,927	1,109,940
OGE Energy Corp.	41,889	1,107,545
Boise Cascade Corp.	31,913	1,105,785
Ryder System Inc.	28,464	1,102,411
Sonoco Products Co.	45,338	1,100,807
Annaly Mortgage Management Inc.	56,282	1,100,313
New York Times Co. Class A	24,831	1,097,530
Ryland Group Inc.	12,329	1,095,185
Puget Energy Inc.	48,939	1,094,765
Service Corp. International[1]	146,514	1,094,460
Harris Corp.	22,530	1,090,677
Saks Inc.[1]	61,737	1,086,571
Reliant Resources Inc.[1]	131,718	1,081,405
Tech Data Corp.[1]	26,407	1,081,103
Cullen/Frost Bankers Inc.	25,203	1,077,680
Edwards (A.G.) Inc.	27,484	1,075,174
Constellation Brands Inc.[1]	33,405	1,072,300
Arrow Electronics Inc.[1]	42,045	1,070,466
Hormel Foods Corp.	36,407	1,067,817
ONEOK Inc.	47,320	1,067,066
Rayonier Inc. REIT	24,302	1,062,240
American Capital Strategies Ltd.	31,871	1,059,392
Sigma-Aldrich Corp.	19,126	1,058,433
Autoliv Inc.	25,786	1,057,226
Tellabs Inc.[1]	120,740	1,041,986
Level 3 Communications Inc.[1]	258,115	1,037,622
Toll Brothers Inc.[1]	22,803	1,035,940
LSI Logic Corp.[1]	110,798	1,034,853
Circuit City Stores Inc.	90,828	1,026,356
Allied Waste Industries Inc.[1]	77,063	1,025,709
Pan Pacific Retail Properties Inc.	19,583	1,020,274
Lyondell Chemical Co.	68,081	1,010,322
Deluxe Corp.	25,172	1,009,397
First American Corp.	32,856	999,480
Siebel Systems Inc.[1]	86,789	998,941
Providian Financial Corp.[1]	75,936	994,762
Nationwide Financial Services Inc.	27,592	994,692
Cummins Inc.	16,990	993,065
FirstMerit Corp.	38,108	992,713
Lee Enterprises Inc.	21,969	992,559
Valley National Bancorp	35,486	992,543
Tektronix Inc.	30,250	989,478
Federal Realty Investment Trust	21,404	988,865
Aqua America Inc.	45,370	983,622
Hubbell Inc. Class B	24,505	983,386
Independence Community Bank Corp.	23,897	973,803
MGM Mirage[1]	21,470	973,450
Washington Federal Inc.	37,866	966,719
Belo (A.H.) Corp.	34,755	964,799
HRPT Properties Trust	85,273	963,585
Convergys Corp.[1]	63,324	962,525
Unitrin Inc.	22,382	960,188
Hawaiian Electric Industries Inc.	18,336	950,538
Neiman-Marcus Group Inc. Class A	17,509	944,435
CenterPoint Properties Corp.	11,447	944,377
McGraw-Hill Companies Inc. (The)	12,370	941,852
Ingram Micro Inc. Class A1	51,907	939,517
Cabot Corp.	28,563	936,866
RPM International Inc.	56,593	936,048
StanCorp Financial Group Inc.	14,282	931,901
Snap-On Inc.	28,757	930,001
Harsco Corp.	20,047	912,138
Vectren Corp.	36,833	908,670
IKON Office Solutions Inc.	70,777	905,946
Arden Realty Inc.	27,839	900,035
AGL Resources Inc.	31,010	899,910
IndyMac Bancorp Inc.	24,757	898,432
Storage Technology Corp.[1]	31,976	889,892

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Omnicare Inc.	20,002	$886,689
Coors (Adolf) Company Class B	12,749	885,418
Calpine Corp.[1]	189,362	884,321
Healthcare Realty Trust Inc.	20,572	878,424
Realty Income Corp.	19,550	872,908
Shurgard Storage Centers Inc. Class A	21,854	871,975
CarrAmerica Realty Corp.	25,388	860,653
WPS Resources Corp.	17,888	855,046
Carlisle Companies Inc.	15,055	852,866
Teleflex Inc.	17,267	850,054
Crane Co.	25,460	840,180
Reebok International Ltd.	20,283	838,702
BancorpSouth Inc.	38,239	836,669
Transatlantic Holdings Inc.	9,537	831,722
BRE Properties Inc. Class A	24,124	827,936
Intersil Corp. Class A	37,075	826,402
AmeriCredit Corp.[1]	48,442	824,967
Whitney Holding Corp.	19,703	822,403
Provident Financial Group Inc.	20,383	818,581
UGI Corp.	24,824	817,206
CNF Inc.	24,027	807,307
Wrigley (William Jr.) Co.	13,564	801,904
Lubrizol Corp.	25,443	801,200
National Fuel Gas Co.	32,504	799,598
Hudson City Bancorp Inc.	21,119	799,143
T. Rowe Price Group Inc.	14,808	797,115
McCormick & Co. Inc.	23,768	796,703
Noble Energy Inc.	16,906	796,273
Peoples Energy Corp.	17,813	795,350
Pactiv Corp.[1]	35,587	791,811
First Midwest Bancorp Inc.	22,955	783,684
Chelsea Property Group Inc.	12,365	778,253
Nicor Inc.	21,773	767,063
Forest City Enterprises Inc. Class A	14,214	765,424
Hudson United Bancorp	20,107	765,071
TCF Financial Corp.	14,746	753,078
International Rectifier Corp.[1]	16,374	753,040
Camden Property Trust	16,574	745,001
Piedmont Natural Gas Co.	17,609	743,452
Markel Corp.[1]	2,579	742,494
Old National Bancorp	32,544	735,494
Borders Group Inc.	30,912	733,851
Owens-Illinois Inc.[1]	52,321	733,540
AGCO Corp.[1]	35,246	729,945
Furniture Brands International Inc.	22,630	728,686
MONY Group Inc. (The)[1]	23,142	727,584
Atmel Corp.[1]	111,682	725,933
Duquesne Light Holdings Inc.	36,960	720,720
WGL Holdings Inc.	23,745	714,725
Raymond James Financial Inc.	28,668	712,400
Peabody Energy Corp.	15,245	709,045
Helmerich & Payne Inc.	24,465	700,922
Trustmark Corp.	23,876	694,792
Automatic Data Processing Inc.	16,532	694,344
Crescent Real Estate Equities Co.	38,286	687,999
Trizec Properties Inc.	39,842	683,290
International Bancshares Corp.	12,879	680,398
Comverse Technology Inc.[1]	37,283	676,314
Mills Corp.	12,684	675,930
Polo Ralph Lauren Corp.	19,579	671,168
Cytec Industries Inc.	18,817	669,321
Metro-Goldwyn-Mayer Inc.[1]	38,298	666,385
Ethan Allen Interiors Inc.	15,996	659,995
Jefferies Group Inc.	18,651	658,940
Fairchild Semiconductor International Inc. Class A1	27,408	658,614
PerkinElmer Inc.	31,694	655,749
Imation Corp.	17,400	654,588
Packaging Corporation of America	28,915	652,322
M.D.C. Holdings Inc.	9,232	649,926
American Tower Corp. Class A1	57,027	647,256
Mercury General Corp.	12,837	640,951
Park National Corp.	5,655	640,712
ADC Telecommunications Inc.[1]	220,165	638,477
AptarGroup Inc.	16,617	638,093
Lafarge North America Inc.	15,622	635,034
Mandalay Resort Group	11,078	634,326
CBL & Associates Properties Inc.	10,269	629,900
Triad Hospitals Inc.[1]	20,314	626,077

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Airgas Inc.	29,211	$622,194
Polycom Inc.[1]	29,134	618,515
McClatchy Co. (The) Class A	8,703	618,261
HON Industries Inc.	16,538	614,552
Gemstar-TV Guide International Inc.[1]	91,581	614,509
ArvinMeritor Inc.	30,882	612,390
Valassis Communications Inc.[1]	20,096	610,918
Halliburton Co.	20,102	610,900
National Semiconductor Corp.[1]	13,718	609,491
BearingPoint Inc.[1]	56,424	604,865
Westamerica Bancorp	11,930	601,988
Barnes & Noble Inc.[1]	18,342	597,949
HCC Insurance Holdings Inc.	18,387	594,452
PepsiAmericas Inc.	29,022	592,629
Regency Centers Corp.	12,545	586,228
People’s Bank	12,578	584,751
Ceridian Corp.[1]	29,255	576,616
Erie Indemnity Co. Class A	11,847	571,736
Kinder Morgan Inc.	9,008	567,684
Newfield Exploration Co.[1]	11,796	565,382
United Bancshares Inc.	18,522	564,921
CIENA Corp.[1]	112,446	558,857
Advanced Fibre Communications Inc.[1]	25,325	557,910
Scotts Co. (The) Class A1	8,693	557,656
Unisys Corp.[1]	38,802	554,093
Downey Financial Corp.	10,448	552,699
Readers Digest Association Inc. (The)	39,210	552,077
ICOS Corp.[1]	14,799	548,303
Del Monte Foods Co.[1]	48,611	546,874
Manpower Inc.	11,754	546,561
Lancaster Colony Corp.	13,502	545,481
Viad Corp.	22,514	544,163
Loews Corporation – Carolina Group	19,663	537,783
Dynegy Inc. Class A1	135,157	535,222
Media General Inc. Class A	7,900	531,512
La-Z-Boy Inc.	24,318	529,160
American Financial Group Inc.	17,619	525,575
American Axle & Manufacturing Holdings Inc.[1]	14,260	525,481
Neurocrine Biosciences Inc.[1]	8,867	524,040
Blyth Inc.	16,021	523,406
Henry Schein Inc.[1]	7,244	517,366
Florida Rock Industries Inc.	12,130	511,280
Premcor Inc.[1]	16,498	510,943
Piper Jaffray Companies Inc.[1]	9,393	508,631
Pride International Inc.[1]	29,776	507,979
Navistar International Corp.[1]	11,045	506,413
FNB Corp. (Florida)	22,876	505,560
Valeant Pharmaceuticals International	21,003	501,342
Maxtor Corp.[1]	61,421	500,581
Cypress Semiconductor Corp.[1]	24,193	495,231
CheckFree Corp.[1]	16,583	488,535
WellPoint Health Networks Inc.[1]	4,269	485,471
Applied Micro Circuits Corp.[1]	83,125	477,969
National-Oilwell Inc.[1]	16,814	475,500
Reinsurance Group of America Inc.	11,587	474,719
VeriSign Inc.[1]	28,250	468,668
Rowan Companies Inc.[1]	22,160	467,354
Integrated Device Technology Inc.[1]	30,909	463,635
UnitedGlobalCom Inc. Class A1	54,518	462,858
Smith International Inc.[1]	8,545	457,243
American National Insurance Co.	5,051	452,014
Avery Dennison Corp.	7,246	450,774
International Flavors & Fragrances Inc.	12,616	447,868
Legg Mason Inc.	4,825	447,664
Regis Corp.	10,065	447,289
Renal Care Group Inc.[1]	9,731	445,291
Big Lots Inc.[1]	30,542	442,859
Novellus Systems Inc.[1]	13,913	442,294
Western Gas Resources Inc.	8,623	438,480
AMETEK Inc.	16,961	434,880
Instinet Group Inc.[1]	61,634	434,520
Hunt (J.B.) Transport Services Inc.[1]	15,353	432,494
Tidewater Inc.	15,289	430,080

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Hovnanian Enterprises Inc. Class A1	9,880	$426,322
AVX Corp.	25,799	425,426
Delta Air Lines Inc.	53,427	423,142
Alleghany Corp.[1]	1,673	413,684
Pepsi Bottling Group Inc.	13,775	409,806
Health Net Inc.[1]	16,181	403,392
First National Bankshares of Florida	22,876	401,931
Tootsie Roll Industries Inc.	10,971	401,088
CBRL Group Inc.	10,100	400,364
Radio One Inc. Class D1	21,576	399,156
Hearst-Argyle Television Inc.	14,703	395,364
Human Genome Sciences Inc.[1]	31,509	394,808
Cousins Properties Inc.	11,999	393,447
Outback Steakhouse Inc.	8,073	393,155
LNR Property Corp.	7,260	388,628
Darden Restaurants Inc.	15,336	380,179
Westport Resources Corp.[1]	11,515	379,880
Capitol Federal Financial	10,150	364,385
Community Health Systems Inc.[1]	13,003	361,873
Scholastic Corp.[1]	13,253	361,144
WellChoice Inc.[1]	9,601	354,277
Worthington Industries Inc.	18,410	352,920
Affiliated Computer Services Inc. Class A1	6,773	351,519
PanAmSat Corp.[1]	14,248	348,791
Equifax Inc.	13,282	342,941
BOK Financial Corp.[1]	8,166	334,806
Timken Co. (The)	14,384	334,140
Danaher Corp.	3,577	333,984
Meredith Corp.	6,577	332,533
Synovus Financial Corp.	13,510	330,320
Brocade Communications Systems Inc.[1]	49,162	327,419
Regal Entertainment Group Class A	14,706	323,238
Applera Corp. – Applied Biosystems Group	15,720	310,942
Diamond Offshore Drilling Inc.	12,821	310,140
Winn-Dixie Stores Inc.	40,621	308,720
IDT Corp.[1]	15,530	308,581
Student Loan Corp.	1,978	306,610
CNA Financial Corp.[1]	11,085	305,503
Protein Design Labs Inc.[1]	12,484	297,369
Crown Castle International Corp.[1]	23,404	295,593
Lamar Advertising Co.[1]	7,334	294,973
Rite Aid Corp.[1]	53,689	292,068
Michaels Stores Inc.	5,938	288,706
Ball Corp.	4,175	282,981
SunGard Data Systems Inc.[1]	10,255	280,987
First Bancorp	6,667	277,347
Texas Genco Holdings Inc.	7,511	268,518
Steelcase Inc. Class A	20,652	268,476
Wesco Financial Corp.	693	268,191
Bard (C.R.) Inc.	2,715	265,093
Wynn Resorts Ltd.[1]	7,557	264,495
Werner Enterprises Inc.	13,360	253,172
Emulex Corp.[1]	11,584	246,623
Pall Corp.	10,791	244,848
Jabil Circuit Inc.[1]	8,267	243,298
Varco International Inc.[1]	13,488	242,919
Performance Food Group Co.[1]	7,056	242,374
Chesapeake Energy Corp.	17,958	240,637
Church & Dwight Co. Inc.	5,460	236,473
Pier 1 Imports Inc.	9,763	231,383
Laboratory Corp. of America Holdings[1]	5,765	226,276
Alliant Techsystems Inc.[1]	4,144	225,434
Andrx Group[1]	8,182	222,550
Molex Inc.	7,305	221,999
Commerce Bancorp Inc.	3,348	220,566
Blockbuster Inc.	12,579	220,132
Acxiom Corp.	9,917	217,777
BMC Software Inc.[1]	10,815	211,433
ITT Industries Inc.	2,706	206,549
Symbol Technologies Inc.	14,569	201,052
LaBranche & Co. Inc.	17,894	200,592
WebMD Corp.[1]	21,150	188,024
GTECH Holdings Corp.	3,106	183,689
O’Reilly Automotive Inc.[1]	4,569	182,943
United States Cellular Corp.[1]	4,720	182,428

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Key Energy Services Inc.[1]	16,294	$179,234
Friedman, Billings, Ramsey Group, Inc. Class A	6,252	168,741
Odyssey Re Holdings Corp.	6,106	164,862
Interactive Data Corp.[1]	9,238	164,252
Univision Communications Inc. Class A1	4,816	158,976
DST Systems Inc.[1]	3,504	158,906
Southern Peru Copper Corp.	3,911	158,200
Estee Lauder Companies Inc. Class A	3,546	157,230
DoubleClick Inc.[1]	13,914	156,532
Jacobs Engineering Group Inc.[1]	3,502	156,189
Network Associates Inc.[1]	8,520	153,360
International Speedway Corp. Class A	3,220	151,340
Rent-A-Center Inc.[1]	4,582	151,160
Cox Radio Inc. Class A1	6,936	147,737
Cablevision Systems Corp.[1]	6,255	143,114
Swift Transportation Co. Inc.[1]	7,977	136,965
Donaldson Co. Inc.	5,128	136,046
Avocent Corp.[1]	3,504	128,912
Entravision Communications Corp.[1]	12,678	113,722
Universal Health Services Inc. Class B	2,028	93,430
Cooper Cameron Corp.[1]	2,047	90,170
Harte-Hanks Inc.	3,718	87,076
Entercom Communications Corp.[1]	1,745	78,996
Claire’s Stores Inc.	2,939	61,249
Talbots Inc. (The)	1,625	58,143
BISYS Group Inc. (The)[1]	3,310	55,476
Grant Prideco Inc.[1]	3,471	53,800
MSC Industrial Direct Co. Inc. Class A	1,668	49,957
Steris Corp.[1]	1,807	46,621
Global Payments Inc.	716	32,277
West Corp.[1]	717	17,853

TOTAL COMMON STOCKS (Cost: $2,471,915,261)		2,704,165,805

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 7.89%

MONEY MARKET FUNDS – 3.27%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	64,659,109	$64,659,109
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	18,539,514	18,539,514
BlackRock Temp Cash Money Market Fund[2]	867,795	867,795
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	4,321,497	4,321,497

		88,387,915
FLOATING RATE NOTES – 1.51%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$842,705	842,688
1.05%, 09/15/04[2,4]	1,685,410	1,685,333
1.06%, 10/12/04[2,4]	842,705	842,661
1.14%, 08/23/04[2,4]	842,705	842,990
CC USA Inc.
1.05%, 04/19/04[2,4]	741,581	741,579
1.06%, 05/24/04[2,4]	1,685,410	1,685,386
1.09%, 07/15/04[2,4]	842,705	842,792
1.51%, 02/15/05[2,4]	1,095,517	1,097,041
Dorada Finance Inc.
1.04%, 07/01/04[2]	589,894	588,343
1.05%, 05/20/04[2,4]	1,685,410	1,685,376
1.24%, 08/09/04[2]	421,353	421,330
1.48%, 01/18/05[2,4]	1,264,058	1,264,008
Five Finance Inc.
1.06%, 04/15/04[2,4]	842,705	842,705
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	1,685,410	1,685,410
Holmes Financing PLC
1.05%, 04/15/04[2]	168,541	168,541
K2 USA LLC
1.05%, 08/16/04[2,4]	421,353	421,329
1.05%, 09/27/04[2,4]	1,820,243	1,820,110
1.06%, 04/13/0[42]	842,705	842,704
1.06%, 05/17/0[42]	842,705	842,700

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
1.46%, 01/12/05[2,4]	$842,705	$842,639
Links Finance LLC
1.05%, 06/28/04[2]	842,705	842,665
1.06%, 05/04/04[2]	842,705	842,701
1.06%, 07/20/04[2]	674,164	674,124
Nationwide Building Society
1.09%, 07/23/04[2,4]	1,264,058	1,264,058
1.11%, 12/28/04[2,4]	1,685,410	1,685,410
Northern Rock PLC
1.11%, 01/13/05[2,4]	1,601,140	1,601,140
Permanent Financing PLC
1.04%, 03/10/05[2]	1,685,410	1,685,410
1.05%, 12/10/04[2]	842,705	842,705
Sigma Finance Inc.
1.05%, 07/01/04[2]	842,705	842,653
1.06%, 07/20/04[2]	842,705	842,654
1.09%, 10/07/04[2]	1,685,410	1,685,236
1.24%, 08/06/04[2]	421,353	421,338
Tango Finance Corp.
1.05%, 01/18/05[2,4]	741,581	741,521
1.06%, 07/15/04[2,4]	505,623	505,575
1.07%, 02/25/05[2,4]	943,830	943,660
1.10%, 07/06/04[2,4]	505,623	505,610
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	842,705	842,628
1.32%, 02/04/05[2,4]	421,353	421,281
White Pine Finance LLC
1.04%, 08/26/04[2,4]	842,705	842,653
1.05%, 11/15/04[2,4]	1,011,246	1,011,246
1.06%, 04/20/04[2,4]	842,705	842,705
1.06%, 07/06/04[2,4]	1,011,246	1,011,221

		40,903,859
COMMERCIAL PAPER – 1.40%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	792,143	791,848
1.03%, 04/20/04[2]	842,705	842,247
1.03%, 04/23/04[2]	994,392	993,766
1.03%, 04/26/04[2]	842,705	842,102
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	682,591	681,927
Barton Capital Corp.
1.03%, 04/02/04[2]	878,250	878,225
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	505,623	505,308
1.03%, 05/21/04[2]	842,705	841,500
Corporate Asset Funding
1.05%, 05/21/04[2]	876,413	875,141
Corporate Receivables Corp.
1.03%, 04/07/04[2]	842,705	842,561
1.04%, 06/03/04[2]	1,685,410	1,682,343
Delaware Funding Corp.
1.03%, 04/02/04[2]	842,705	842,681
1.03%, 05/05/04[2]	1,265,457	1,264,226
1.03%, 05/21/04[2]	421,353	420,750
Edison Asset Securitization
1.07%, 09/21/04[2]	842,705	838,372
Eureka Securitization Inc.
1.03%, 05/25/04[2]	337,082	336,561
1.04%, 04/14/04[2]	1,011,246	1,010,866
Falcon Asset Securitization
1.03%, 04/15/04[2]	1,012,814	1,012,408
1.03%, 04/22/04[2]	994,392	993,795
1.03%, 04/30/04[2]	842,705	842,006
Galaxy Funding Inc.
1.05%, 05/17/04[2]	842,705	841,580
Gemini Securitization Corp.
1.03%, 04/20/04[2]	505,960	505,685
1.03%, 04/23/04[2]	973,948	973,335
1.03%, 04/30/04[2]	590,618	590,128
1.03%, 05/24/04[2]	421,353	420,714
1.04%, 04/19/04[2]	421,353	421,133
GIRO Funding US Corp.
1.05%, 05/19/04[2]	421,353	420,763
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	1,685,410	1,684,687
1.03%, 04/19/04[2]	2,275,304	2,274,132
1.03%, 04/28/04[2]	1,011,246	1,010,465
1.03%, 04/30/04[2]	1,435,548	1,434,357
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	590,500	590,381
1.05%, 04/05/04[2]	682,591	682,512

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Polonius Inc.
1.04%, 05/21/04[2]	$975,010	$973,602
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	1,769,681	1,768,770
1.04%, 04/23/04[2]	1,938,222	1,936,990
1.04%, 05/20/04[2]	421,353	420,756
Receivables Capital Corp.
1.04%, 04/14/04[2]	741,581	741,302
Scaldis Capital LLC
1.05%, 06/30/04[2]	603,377	601,793
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	842,705	842,271
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	536,045	535,769
1.04%, 04/29/04[2]	759,109	758,495

		37,768,253
TIME DEPOSITS – 1.19%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	5,898,936	5,898,936
1.33%, 02/10/05[2]	842,705	842,596
1.39%, 02/02/05[2]	842,705	842,599
1.40%, 10/25/04[2]	1,685,410	1,685,267
Bank of New York
1.39%, 11/01/04[2]	1,685,410	1,685,312
Bank of Nova Scotia
1.24%, 10/07/04[2]	1,264,058	1,263,992
1.42%, 10/29/04[2]	1,264,058	1,264,113
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	1,264,058	1,263,959
1.38%, 11/22/04[2]	421,353	421,373
1.40%, 10/29/04[2]	1,685,410	1,685,386
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	2,528,116	2,528,116
Toronto-Dominion Bank
1.04%, 06/22/04[2]	421,353	421,353
1.22%, 03/23/05[2]	2,949,468	2,948,964
1.34%, 02/10/05[2]	674,164	674,077
1.41%, 11/01/04[2]	1,264,058	1,263,984
UBS Finance (Delaware)
1.06%, 04/01/04[2]	3,370,821	3,370,821
1.10%, 09/08/04[2]	1,685,409	1,677,171
1.11%, 12/17/04[2]	2,528,113	2,507,848

		32,245,867
REPURCHASE AGREEMENTS – 0.37%

Bank of America, NA
1.06%, 04/01/04[2]	3,370,821	3,370,821
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	6,741,641	6,741,641

		10,112,462
U.S. GOVERNMENT AGENCY NOTES – 0.15%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	1,264,058	1,262,402
1.28%, 08/19/04[2]	674,164	670,808
Federal National Mortgage Association
1.28%, 08/20/04[2]	2,191,033	2,180,049

		4,113,259

TOTAL SHORT-TERM INVESTMENTS (Cost: $213,531,615)		213,531,615

TOTAL INVESTMENTS IN SECURITIES–107.80% (Cost: $2,685,446,876)		2,917,697,420

Other Assets, Less Liabilities – (7.80%)		(211,004,110)

NET ASSETS – 100.00%		$2,706,693,310

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.93%

Louisiana-Pacific Corp.	586,679	$15,136,318
Andrew Corp.[1]	828,357	14,496,248
Conexant Systems Inc.[1]	2,314,548	14,257,616
Cytyc Corp.[1]	628,904	13,993,114
MGI Pharma Inc.[1]	196,555	12,040,959
Ventas Inc.	437,190	12,013,981
Covance Inc.[1]	344,722	11,872,226
Activision Inc.[1]	739,368	11,696,802
Standard-Pacific Corp.	189,801	11,388,060
Health Care REIT Inc.	276,205	11,213,923
AMR Corp.[1]	877,310	11,168,156
NBTY Inc.[1]	288,886	10,740,781
AnnTaylor Stores Corp.[1]	250,181	10,707,747
Fremont General Corp.	341,562	10,451,797
Allmerica Financial Corp.[1]	298,315	10,306,783
Sybase Inc.[1]	488,861	10,261,192
Accredo Health Inc.[1]	267,971	10,209,695
Dade Behring Holdings Inc.[1]	224,673	9,993,455
Cooper Companies Inc.	185,021	9,991,134
BJ’s Wholesale Club Inc.[1]	388,706	9,892,568
Allegheny Energy Inc.[1]	710,196	9,736,787
Pacific Sunwear of California Inc.[1]	396,427	9,728,319
Skyworks Solutions Inc.[1]	833,571	9,719,438
South Financial Group Inc. (The)	325,811	9,640,747
Oshkosh Truck Corp.	169,837	9,459,921
UCBH Holdings Inc.	234,890	9,404,996
Impac Mortgage Holdings Inc.	344,282	9,364,470
TECHNE Corp.[1]	228,653	9,331,329
Terex Corp.[1]	245,230	9,066,153
Titan Corp. (The)[1]	448,397	9,053,135
Zale Corp.[1]	145,848	8,976,944
SL Green Realty Corp.	187,748	8,955,580
Reckson Associates Realty Corp.	317,145	8,924,460
Gen-Probe Inc.[1]	267,069	8,922,775
Alliance Gaming Corp.[1]	276,853	8,895,287
Affiliated Managers Group Inc.[1]	162,973	8,895,066
Hyperion Solutions Corp.[1]	213,934	8,867,564
AmerUs Group Co.	219,205	8,844,922
Hughes Supply Inc.	167,836	8,794,606
Patina Oil & Gas Corp.	334,698	8,785,823
Linens ‘n Things Inc.[1]	247,441	8,761,886
York International Corp.	222,456	8,744,745
First Industrial Realty Trust Inc.	220,147	8,695,806
IMC Global Inc.	607,810	8,691,683
Crown Holdings Inc.[1]	925,005	8,621,047
Greater Bay Bancorp	291,260	8,519,355
Toro Co.	137,279	8,511,298
Take-Two Interactive Software Inc.[1]	230,923	8,493,348
FMC Corp.[1]	197,448	8,454,723
Brink’s Co. (The)	304,356	8,394,138
INAMED Corp.[1]	156,993	8,364,587
OSI Pharmaceuticals Inc.[1]	217,336	8,345,702
Pediatrix Medical Group Inc.[1]	132,235	8,330,805
Copart Inc.[1]	381,240	8,284,345
Evergreen Resources Inc.[1]	239,757	8,235,653
Plantronics Inc.[1]	224,931	8,234,724
Briggs & Stratton Corp.	121,322	8,185,595
Nationwide Health Properties Inc.	367,298	8,179,726
Vitesse Semiconductor Corp.[1]	1,153,172	8,175,989
Roper Industries Inc.	169,321	8,169,738
RF Micro Devices Inc.[1]	964,169	8,156,870
Arch Coal Inc.	258,561	8,116,230
Couer d’Alene Mines Corp.[1]	1,157,178	8,100,246
Energen Corp.	195,978	8,084,092
Corn Products International Inc.	202,009	8,080,360
Martek Biosciences Corp.[1]	141,374	8,058,318
Novastar Financial Inc.	121,225	7,994,789
Western Wireless Corp. Class A1	340,507	7,957,649
Joy Global Inc.	282,893	7,940,807
Citizens Banking Corp.	242,723	7,920,051
American Eagle Outfitters Inc.[1]	292,971	7,898,498
Cymer Inc.[1]	203,887	7,872,077
American Greetings Corp. Class A1	345,715	7,871,931
Westar Energy Inc.	375,349	7,867,315
Highwoods Properties Inc.	300,042	7,864,101
Pep Boys-Manny, Moe & Jack Inc.	283,118	7,856,525
NII Holdings Inc. Class B1	222,586	7,797,188
Beazer Homes USA Inc.	73,397	7,773,476
Onyx Pharmaceuticals Inc.[1]	191,989	7,767,875
Extended Stay America Inc.	399,835	7,744,804
Avid Technology Inc.[1]	167,298	7,717,457

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Kennametal Inc.	186,622	$7,701,890
Tom Brown Inc.[1]	204,803	7,700,593
Alexander & Baldwin Inc.	232,202	7,681,242
Pacific Capital Bancorp	192,866	7,650,994
CMS Energy Corp.[1]	850,597	7,612,843
Massey Energy Co.	344,798	7,609,692
Akamai Technologies Inc.[1]	576,510	7,575,341
Medicines Co. (The)[1]	233,910	7,534,241
Yellow Roadway Corp.[1]	223,441	7,523,259
Semtech Corp.[1]	329,460	7,521,572
Sonic Corp.[1]	217,089	7,441,811
Ask Jeeves Inc.[1]	207,990	7,431,483
Staten Island Bancorp Inc.	297,525	7,402,422
Cooper Tire & Rubber Co.	366,863	7,392,289
Home Properties Inc.	180,670	7,362,303
Cathay General Bancorp	111,344	7,328,662
W Holding Co. Inc.	389,609	7,281,792
OmniVision Technologies Inc.[1]	265,430	7,248,893
New Century Financial Corp.	149,150	7,242,724
Prentiss Properties Trust	195,771	7,223,950
Goodyear Tire & Rubber Co. (The)[1]	845,797	7,223,106
United Stationers Inc.[1]	171,350	7,213,835
Benchmark Electronics Inc.[1]	228,137	7,181,753
Cerner Corp.[1]	158,702	7,171,743
Nektar Therapeutics[1]	332,287	7,170,753
Atmos Energy Corp.	279,954	7,158,424
P.F. Chang’s China Bistro Inc.[1]	141,865	7,137,228
Ascential Software Corp.[1]	325,340	7,131,453
Dycom Industries Inc.[1]	268,550	7,121,946
East West Bancorp Inc.	126,915	7,107,240
Phoenix Companies Inc.	528,092	7,081,714
Universal Corp.	139,320	7,080,242
Varian Semiconductor Equipment Associates Inc.[1]	168,003	7,056,126
GrafTech International Ltd.[1]	470,559	7,034,857
Visteon Corp.	733,287	7,017,557
Callaway Golf Co.	369,062	7,004,797
Washington Real Estate Investment Trust	215,556	6,994,792
Hot Topic Inc.[1]	264,402	6,993,433
Corrections Corp. of America[1]	196,384	6,991,270
Strayer Education Inc.	59,761	6,990,244
KEMET Corp.[1]	483,649	6,935,527
CACI International Inc. Class A1	161,125	6,928,375
Sylvan Learning Systems Inc.[1]	195,839	6,875,907
Perrigo Co.	342,750	6,872,138
Charter Communications Inc. Class A1	1,454,299	6,849,748
LifePoint Hospitals Inc.[1]	210,150	6,796,251
La Quinta Corp.[1]	901,303	6,795,825
Ligand Pharmaceuticals Inc. Class B1	337,466	6,783,067
Hilb, Rogal & Hamilton Co.	177,342	6,756,730
Mentor Graphics Corp.[1]	378,149	6,738,615
Cimarex Energy Co.[1]	232,900	6,730,810
Idex Corp.	154,767	6,729,269
Arbitron Inc.[1]	166,986	6,722,856
Alexandria Real Estate Equities Inc.	106,619	6,716,997
Tularik Inc.[1]	272,837	6,698,148
Flir Systems Inc.[1]	175,031	6,672,182
Quiksilver Inc.[1]	304,420	6,651,577
Invacare Corp.	147,175	6,643,480
Urban Outfitters Inc.[1]	137,759	6,620,698
MAF Bancorp Inc.	152,272	6,617,741
Essex Property Trust Inc.	100,987	6,614,648
Dillards Inc. Class A	345,211	6,614,243
Varian Inc.[1]	164,218	6,596,637
PNM Resources Inc.	219,464	6,594,893
Community First Bankshares Inc.	204,266	6,565,109
Abgenix Inc.[1]	493,206	6,554,708
Mueller Industries Inc.	192,217	6,533,456
Mentor Corp.	215,388	6,483,179
Trimble Navigation Ltd.[1]	280,843	6,439,730
Gateway Inc.[1]	1,216,287	6,421,995
CEC Entertainment Inc.[1]	184,726	6,409,992
Olin Corp.	358,987	6,407,918
IDACORP Inc.	214,288	6,407,211
Pennsylvania Real Estate Investment Trust	169,476	6,382,466
Bob Evans Farms Inc.	196,612	6,378,093
Commercial Federal Corp.	229,972	6,347,227
Landstar System Inc.[1]	154,620	6,330,143

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Tractor Supply Co.[1]	163,272	$6,321,892
Cognex Corp.	190,111	6,321,191
Forest Oil Corp.[1]	250,076	6,314,419
Waste Connections Inc.[1]	158,392	6,304,002
Stone Energy Corp.[1]	126,831	6,273,061
SCP Pool Corp.[1]	167,707	6,248,763
Commerce Group Inc.	129,841	6,232,368
Ohio Casualty Corp.[1]	311,306	6,223,007
SkyWest Inc.	323,401	6,222,235
Taubman Centers Inc.	246,708	6,209,640
Chittenden Corp.	187,853	6,199,149
CLARCOR Inc.	139,830	6,173,494
Axcelis Technologies Inc.[1]	552,021	6,138,474
AMERIGROUP Corp.[1]	134,226	6,134,128
CharterMac	246,851	6,116,968
Banta Corp.	132,079	6,113,937
Eagle Materials Inc.	103,556	6,094,271
Tesoro Petroleum Corp.[1]	324,081	6,089,482
First Niagara Financial Group Inc.	446,085	6,089,060
Electronics For Imaging Inc.[1]	247,269	6,075,399
Panera Bread Co. Class A1	156,018	6,072,221
VCA Antech Inc.[1]	169,673	6,045,449
Tetra Tech Inc.[1]	281,245	6,035,518
Potlatch Corp.	146,873	5,985,075
Southwest Bancorp of Texas Inc.	158,557	5,982,356
Emmis Communications Corp.[1]	248,866	5,925,499
Southern Union Co.[1]	311,345	5,899,988
Vicuron Pharmaceuticals Inc.[1]	259,162	5,895,936
MPS Group Inc.[1]	528,967	5,882,113
Unit Corporation[1]	213,983	5,867,414
Applera Corp. – Celera Genomics Group[1]	404,107	5,863,593
EarthLink Inc.[1]	661,228	5,858,480
CNET Networks Inc.[1]	566,789	5,854,930
Gables Residential Trust	161,345	5,848,756
Sybron Dental Specialties Inc.[1]	214,070	5,833,408
Hercules Inc.[1]	507,505	5,826,157
Delphi Financial Group Inc. Class A	137,631	5,783,255
Kellwood Co.	147,274	5,780,505
Silicon Storage Technology Inc.[1]	446,083	5,772,314
Alkermes Inc.[1]	360,587	5,765,786
New Jersey Resources Corp.	152,185	5,752,593
Black Hills Corp.	179,899	5,733,381
Newcastle Investment Corp.	170,016	5,729,539
Telik Inc.[1]	213,325	5,725,643
Susquehanna Bancshares Inc.	222,588	5,704,930
PETCO Animal Supplies Inc.[1]	200,920	5,661,926
TrustCo Bank Corp. NY	417,874	5,624,584
Lexar Media Inc.[1]	338,379	5,603,556
Texas Regional Bancshares Inc. Class A	131,531	5,596,644
Unova Inc.[1]	258,145	5,578,513
Minerals Technologies Inc.	97,473	5,565,708
Acuity Brands Inc.	232,926	5,562,273
Maverick Tube Corp.[1]	235,028	5,534,909
InfoSpace Inc.[1]	142,276	5,530,268
Flowserve Corp.[1]	263,696	5,524,431
Hecla Mining Co.[1]	656,423	5,520,517
Allegheny Technologies Inc.	454,238	5,496,280
Trinity Industries Inc.	197,315	5,485,357
Capital Automotive	154,857	5,468,001
Perot Systems Corp. Class A1	410,990	5,466,167
TriQuint Semiconductor Inc.[1]	747,325	5,455,473
Kroll Inc.[1]	202,387	5,434,091
Parametric Technology Corp.[1]	1,200,316	5,425,428
Kronos Inc.[1]	166,639	5,420,767
ADVO Inc.	167,663	5,402,102
Wolverine World Wide Inc.	223,822	5,400,825
Senior Housing Properties Trust	276,965	5,400,818
F5 Networks Inc.[1]	159,426	5,396,570
Brandywine Realty Trust	176,316	5,386,454
Thor Industries Inc.	200,477	5,384,812
Nordson Corp.	143,587	5,378,769
Wintrust Financial Corp.	110,569	5,376,970
Silicon Valley Bancshares[1]	165,442	5,366,938
FileNET Corp.[1]	200,753	5,350,067
Post Properties Inc.	185,670	5,347,296
Federal Signal Corp.	269,197	5,343,560
R&G Financial Corp. Class B	154,136	5,323,857
Payless ShoeSource Inc.[1]	381,365	5,323,855
Millennium Chemicals Inc.	356,196	5,321,568

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
NDCHealth Corp.	195,456	$5,306,630
Matthews International Corp. Class A	159,784	5,304,829
United Rentals Inc.[1]	298,296	5,300,720
US Oncology Inc.[1]	358,484	5,298,394
Selective Insurance Group Inc.	150,873	5,291,116
Adaptec Inc.[1]	601,582	5,269,858
Fred’s Inc.	216,670	5,258,581
RSA Security Inc.[1]	279,511	5,252,012
Delta & Pine Land Co.	210,120	5,242,494
Thomas & Betts Corp.	239,455	5,224,908
Steel Dynamics Inc.[1]	210,605	5,218,792
Rayovac Corp.[1]	182,131	5,208,947
Ferro Corp.	199,147	5,207,694
Jarden Corp.[1]	146,508	5,202,499
Tupperware Corp.	291,779	5,196,584
Donnelley (R.H.) Corp.[1]	111,197	5,192,900
Albemarle Corp.	178,909	5,188,361
GATX Corp.	234,016	5,188,135
USF Corp.	151,580	5,187,068
Owens & Minor Inc.	204,834	5,182,300
Scientific Games Corp. Class A1	276,452	5,175,181
United Natural Foods Inc.[1]	107,442	5,166,886
Brookline Bancorp Inc.	323,237	5,155,630
Knight Trading Group Inc.[1]	407,041	5,153,139
ILEX Oncology Inc.[1]	215,085	5,144,833
Washington Group International Inc.[1]	140,263	5,135,028
Kilroy Realty Corp.	144,604	5,133,442
Avista Corp.	270,474	5,117,368
Gartner Inc. Class A1	438,132	5,104,238
Brooks Automation Inc.[1]	242,753	5,092,958
CAL Dive International Inc.[1]	196,779	5,082,802
Lincoln Electric Holding Inc.	180,551	5,082,511
Navigant Consulting Co.[1]	250,800	5,073,684
CMGI Inc.[1]	2,070,797	5,073,453
Philadelphia Consolidated Holding Corp.[1]	87,361	5,066,938
Airtran Holdings Inc.[1]	425,719	5,057,542
LTX Corp.[1]	333,846	5,041,075
CSG Systems International Inc.[1]	293,321	5,039,255
Engineered Support Systems Inc.	103,066	5,028,590
MacDermid Inc.	142,372	5,010,071
Cost Plus Inc.[1]	119,976	5,008,998
Spinnaker Exploration Co.[1]	138,774	4,984,762
Insight Enterprises Inc.[1]	258,861	4,983,074
NPS Pharmaceuticals Inc.[1]	174,459	4,980,804
Seacoast Financial Services Corp.	148,585	4,977,598
Provident Financial Services Inc.	265,860	4,968,923
Penn National Gaming Inc.[1]	172,681	4,968,032
Moog Inc. Class A1	145,191	4,953,917
Lattice Semiconductor Corp.[1]	567,407	4,953,463
Diagnostic Products Corp.	114,284	4,948,497
Dionex Corp.[1]	93,475	4,935,480
Ralcorp Holdings Inc.[1]	162,135	4,933,768
Anixter International Inc.	174,569	4,931,574
American Home Mortgage Investment Corp.	171,023	4,925,462
Choice Hotels International Inc.	110,054	4,923,816
Intergraph Corp.[1]	202,858	4,905,106
Commercial Net Lease Realty Inc.	248,087	4,899,718
First Commonwealth Financial Corp.	331,059	4,893,052
Resources Connection Inc.[1]	110,503	4,875,282
Sierra Pacific Resources[1]	657,211	4,863,361
Aquila Inc.[1]	1,031,786	4,859,712
Men’s Wearhouse Inc. (The)[1]	182,714	4,854,711
Harland (John H.) Co.	155,934	4,852,666
Nabi Biopharmaceuticals[1]	311,996	4,851,538
Great Lakes Chemical Corp.	203,194	4,846,177
OM Group Inc.[1]	159,090	4,836,336
Cumulus Media Inc. Class A1	241,152	4,820,628
Black Box Corp.	89,918	4,818,706
CommScope Inc.[1]	289,403	4,818,560
Southwestern Energy Co.[1]	199,358	4,808,515
Kansas City Southern Industries Inc.[1]	345,885	4,807,802
Aeroflex Inc.[1]	356,704	4,801,236
CONMED Corp.[1]	162,396	4,797,178
InVision Technologies Inc.[1]	96,294	4,782,923
Rogers Corp.[1]	89,454	4,774,160
Jack in the Box Inc.[1]	191,014	4,769,620

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Chemical Financial Corp.	132,917	$4,767,733
Openwave Systems Inc.[1]	356,609	4,757,164
Sierra Health Services Inc.[1]	130,635	4,755,114
St. Mary Land & Exploration Co.	142,198	4,753,679
BankUnited Financial Corp. Class A1	159,938	4,750,159
Tekelec[1]	285,606	4,738,204
Reliance Steel & Aluminum Co.	134,569	4,730,100
Inveresk Research Group Inc.[1]	166,198	4,723,347
Cleco Corp.	247,937	4,718,241
Align Technology Inc.[1]	247,982	4,714,138
Georgia Gulf Corp.	156,298	4,712,385
LandAmerica Financial Group Inc.	104,003	4,707,176
Commonwealth Telephone Enterprises Inc.[1]	114,708	4,704,175
Transaction Systems Architects Inc. Class A1	203,153	4,700,960
Redwood Trust Inc.	75,591	4,699,492
Watson Wyatt & Co. Holdings[1]	186,004	4,694,741
Glimcher Realty Trust	172,685	4,679,763
AtheroGenics Inc.[1]	204,411	4,674,880
Hollinger International Inc.	235,364	4,660,207
UMB Financial Corp.	91,912	4,659,938
ProAssurance Corp.[1]	133,060	4,657,100
Actuant Corp. Class A1	118,616	4,653,306
Hancock Holding Co.	150,187	4,649,790
Flowers Foods Inc.	176,408	4,628,946
Continental Airlines Inc. Class B1	368,838	4,621,540
Entertainment Properties Trust	112,909	4,619,107
Rare Hospitality International Inc.[1]	165,560	4,594,290
Waypoint Financial Corp.	171,274	4,593,569
Select Medical Corp.	274,935	4,591,415
Lennox International Inc.	245,955	4,562,465
Keane Inc.[1]	289,780	4,561,137
American Management Systems Inc.[1]	236,823	4,547,002
Argosy Gaming Co.[1]	127,822	4,544,072
Sports Authority Inc. (The)[1]	113,122	4,533,930
Fuller (H.B.) Co.	159,241	4,528,814
Wind River Systems Inc.[1]	407,968	4,516,206
Fossil Inc.[1]	135,387	4,515,156
Yankee Candle Co. Inc. (The)[1]	163,487	4,508,971
Northwest Natural Gas Co.	143,986	4,499,563
Commercial Metals Co.	140,922	4,486,956
Sonus Networks Inc.[1]	1,206,998	4,477,963
Jones Lang LaSalle Inc.[1]	174,058	4,475,031
Republic Bancorp Inc.	317,425	4,462,996
KV Pharmaceuticals Co.[1]	181,402	4,455,233
Charming Shoppes Inc.[1]	571,793	4,454,267
Microsemi Corp.[1]	324,762	4,442,744
S&T Bancorp Inc.	147,729	4,440,734
Superior Industries International Inc.	125,268	4,439,498
Headwaters Inc.[1]	173,277	4,439,357
Lexington Corp. Properties Trust	203,400	4,432,086
PalmOne Inc.[1]	207,356	4,429,124
MICROS Systems Inc.[1]	97,799	4,415,625
Power Integrations Inc.[1]	150,479	4,413,549
FirstFed Financial Corp.[1]	95,252	4,393,975
Manitowoc Co. Inc. (The)	148,202	4,383,815
Cincinnati Bell Inc.[1]	1,075,724	4,378,197
Granite Construction Inc.	183,673	4,365,907
Dick’s Sporting Goods Inc.[1]	75,073	4,364,744
Cabot Microelectronics Corp.[1]	103,247	4,361,153
NetFlix Inc.[1]	127,294	4,343,271
Curtiss-Wright Corp.	92,653	4,342,646
Shuffle Master Inc.[1]	93,333	4,339,051
Coherent Inc.[1]	164,485	4,324,311
Saxon Capital Inc.[1]	151,958	4,317,127
Trust Co. of New Jersey (The)	103,945	4,314,757
THQ Inc.[1]	213,276	4,314,574
eFunds Corp.[1]	262,317	4,301,999
Cabot Oil & Gas Corp.	140,699	4,299,761
Macrovision Corp.[1]	229,946	4,295,391
Texas Industries Inc.	118,170	4,271,846
PSS World Medical Inc.[1]	380,828	4,261,465
Alpharma Inc. Class A	217,102	4,257,370
Corporate Office Properties Trust	170,219	4,255,475
Ariba Inc.[1]	1,506,069	4,247,115
Technitrol Inc.[1]	225,443	4,238,328
CVB Financial Corp.	203,441	4,223,435
eResearch Technology Inc.[1]	150,533	4,222,451

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Liberty Corp.	91,127	$4,216,446
First Citizens BancShares Inc. Class A	34,242	4,211,766
Flagstar Bancorp Inc.	163,983	4,206,164
Credence Systems Corp.[1]	354,042	4,206,019
Micrel Inc.[1]	314,219	4,194,824
NetIQ Corp.[1]	299,508	4,181,132
ValueClick Inc.[1]	386,750	4,176,900
Catalina Marketing Corp.[1]	215,229	4,173,290
Plains Exploration & Production Co.[1]	223,501	4,166,059
Christopher & Banks Corp.	197,287	4,164,729
WebEx Communications Inc.[1]	140,016	4,162,676
VISX Inc.[1]	213,098	4,159,673
AMCORE Financial Inc.	139,426	4,153,501
Exar Corp.[1]	224,440	4,152,140
Sensient Technologies Corp.	222,353	4,151,331
Priority Healthcare Corp. Class B1	193,873	4,127,556
Casey’s General Store Inc.	248,519	4,125,415
SafeNet Inc.[1]	109,765	4,120,574
Kos Pharmaceuticals Inc.[1]	101,114	4,119,384
Boyd Gaming Corp.	179,655	4,112,303
DSP Group Inc.[1]	159,605	4,106,637
Impax Laboratories Inc.[1]	183,566	4,106,371
Crompton Corp.	641,698	4,094,033
NBT Bancorp Inc.	181,900	4,092,750
Province Healthcare Co.[1]	257,263	4,090,482
Six Flags Inc.[1]	519,662	4,079,347
Simpson Manufacturing Co. Inc.[1]	83,318	4,078,416
Aeropostale Inc.[1]	112,403	4,075,733
Vintage Petroleum Inc.	277,507	4,068,253
Winnebago Industries Inc.	130,303	4,061,545
Vertex Pharmaceuticals Inc.[1]	430,406	4,054,425
Wilson Greatbatch Technologies Inc.[1]	111,617	4,049,465
Ryan’s Family Steak Houses Inc.[1]	236,410	4,044,975
Provident Bankshares Corp.	128,854	4,043,439
Hollywood Entertainment Corp.[1]	298,159	4,043,036
Sterling Financial Corp. (Washington)[1]	109,341	4,033,589
Chiquita Brands International Inc.[1]	193,026	4,024,592
Too Inc.[1]	191,590	4,013,811
Silicon Image Inc.[1]	389,372	4,010,532
Littelfuse Inc.[1]	107,801	4,010,197
Albany International Corp. Class A	149,044	4,007,793
Colonial Properties Trust	98,140	4,004,112
Plexus Corp.[1]	224,895	4,000,882
BankAtlantic Bancorp Inc. Class A	235,873	4,000,406
Southwest Gas Corp.	170,880	3,998,592
United Online Inc.[1]	239,632	3,992,269
Kaydon Corp.	144,914	3,989,482
Advanced Medical Optics Inc.[1]	162,736	3,970,758
CH Energy Group Inc.	80,664	3,959,796
ATMI Inc.[1]	150,331	3,956,712
Advanced Digital Information Corp.[1]	347,491	3,954,448
Zoran Corp.[1]	227,487	3,949,174
Jacuzzi Brands Inc.[1]	420,420	3,943,540
Stewart Enterprises Inc. Class A1	541,698	3,938,144
Power-One Inc.[1]	355,748	3,934,573
Seacor Holdings Inc.[1]	95,651	3,929,343
UniSource Energy Corp.	159,642	3,922,404
RLI Corp.	101,616	3,922,378
Grey Wolf Inc.[1]	944,627	3,910,756
Extreme Networks Inc.[1]	541,412	3,903,581
Warnaco Group Inc. (The)[1]	194,170	3,900,875
USEC Inc.	460,733	3,893,194
ProQuest Co.[1]	133,353	3,889,907
Aztar Corp.[1]	158,252	3,878,757
Arrow International Inc.	129,530	3,871,652
Stillwater Mining Co.[1]	246,569	3,871,133
Quanex Corp.	91,054	3,868,884
Heartland Express Inc.	169,736	3,866,586
FTI Consulting Inc.[1]	231,136	3,850,726
National Penn Bancshares Inc.	122,095	3,849,655
TIBCO Software Inc.[1]	470,795	3,846,395
Oceaneering International Inc.[1]	126,203	3,842,881
National Health Investors Inc.	124,434	3,832,567
WMS Industries Inc.[1]	123,511	3,828,841
Monaco Coach Corp.	142,808	3,827,254
Sonic Automotive Inc.	152,783	3,827,214
Imagistics International Inc.[1]	86,840	3,825,302
DRS Technologies Inc.[1]	136,704	3,824,978

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Magnum Hunter Resources Inc.[1]	377,120	$3,823,997
IHOP Corp.	111,033	3,823,977
Connetics Corp.[1]	172,381	3,821,687
Tecumseh Products Co. Class A	90,623	3,815,228
El Paso Electric Co.[1]	275,507	3,813,017
Otter Tail Corp.	144,105	3,807,254
Brady Corp. Class A	99,600	3,792,768
ABM Industries Inc.	211,169	3,790,484
Corvis Corp.[1]	1,973,138	3,788,425
Viasys Healthcare Inc.[1]	167,459	3,787,923
Genlyte Group Inc. (The)[1]	67,534	3,784,605
Armor Holdings Inc.[1]	114,276	3,782,536
Harmonic Inc.[1]	391,829	3,781,150
Sycamore Networks Inc.[1]	926,154	3,778,708
Sola International Inc.[1]	162,360	3,774,870
Baldor Electric Co.	164,204	3,773,408
Champion Enterprises Inc.[1]	355,761	3,771,067
Meritage Corp.[1]	50,779	3,770,341
MB Financial Inc.	96,672	3,769,241
Investment Technology Group Inc.[1]	246,211	3,767,028
Enzon Pharmaceuticals Inc.[1]	243,835	3,762,374
Entegris Inc.[1]	296,149	3,749,246
Progress Software Corp.[1]	155,523	3,730,997
CUNO Inc.[1]	83,070	3,728,182
Westcorp Inc.	84,454	3,721,888
Symyx Technologies Inc.[1]	129,949	3,721,739
Harleysville National Corp.	133,418	3,713,023
Medarex Inc.[1]	413,537	3,709,427
Ruddick Corp.	183,150	3,706,956
Shaw Group Inc. (The)[1]	341,112	3,697,654
Stewart Information Services Corp.	93,820	3,687,126
Alabama National Bancorp	66,335	3,682,919
Carpenter Technology Corp.	111,988	3,682,165
Electro Scientific Industries Inc.[1]	156,177	3,676,407
Internet Security Systems Inc.[1]	208,406	3,676,282
Advanced Neuromodulation Systems Inc.[1]	101,816	3,674,539
MFA Mortgage Investments Inc.	362,662	3,662,886
Checkpoint Systems Inc.[1]	193,595	3,658,945
Summit Properties Inc.	153,136	3,652,294
United Community Banks Inc.	102,386	3,649,037
Finish Line Inc. (The)[1]	98,626	3,647,189
Therasense Inc.[1]	135,071	3,641,514
RAIT Investment Trust	123,210	3,640,856
Boston Private Financial Holdings Inc.	129,940	3,638,320
Journal Register Co.[1]	174,028	3,637,185
Brown Shoe Co. Inc.	99,694	3,631,852
CARBO Ceramics Inc.	57,644	3,628,690
Newport Corp.[1]	216,975	3,627,822
Cash America International Inc.	157,075	3,620,579
Landry’s Restaurants Inc.	121,277	3,617,693
Grey Global Group Inc.	5,228	3,607,320
Borland Software Corp.[1]	397,058	3,605,289
Quest Software Inc.[1]	220,363	3,602,935
Hutchinson Technology Inc.[1]	128,263	3,599,060
USG Corp.[1]	205,275	3,590,260
EastGroup Properties Inc.	101,108	3,589,334
American Healthways Inc.[1]	146,917	3,587,713
Veeco Instruments Inc.[1]	127,840	3,585,912
Digital Insight Corp.[1]	173,044	3,585,472
Veritas DGC Inc.[1]	172,574	3,572,282
Digital River Inc.[1]	152,594	3,572,226
NeighborCare Inc.[1]	147,267	3,571,225
Lin TV Corp. Class A1	149,891	3,568,905
Range Resources Corp.	293,756	3,563,260
Price Communications Corp.[1]	226,661	3,556,311
Helix Technology Corp.	146,475	3,552,019
G&K Services Inc. Class A	95,414	3,551,309
Overseas Shipholding Group Inc.	97,242	3,549,333
Heritage Property Investment Trust Inc.	113,408	3,526,989
Ionics Inc.[1]	124,122	3,525,065
MKS Instruments Inc.[1]	146,755	3,523,588
Mid-America Apartment Communities Inc.	94,809	3,520,258
Hanover Compressor Co.[1]	290,811	3,515,905
First Charter Corp.	166,969	3,514,697
Hudson River Bancorp Inc.	170,260	3,507,356
Kirby Corp.[1]	103,439	3,495,204
Corus Bankshares Inc.	86,751	3,495,198
Dime Community Bancshares	171,093	3,481,743

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Mindspeed Technologies Inc.[1]	532,806	$3,479,223
JLG Industries Inc.	241,330	3,451,019
Horace Mann Educators Corp.	219,498	3,450,509
Northwest Airlines Corp.[1]	341,000	3,447,510
Spartech Corp.	138,273	3,442,998
PolyOne Corp.[1]	514,622	3,422,236
Houston Exploration Co.[1]	76,473	3,420,637
Integrated Silicon Solution Inc.[1]	192,638	3,417,398
Anthracite Capital Inc.	268,300	3,415,459
Keystone Property Trust	140,147	3,406,974
Spherion Corp.[1]	332,696	3,403,480
Harbor Florida Bancshares Inc.	117,562	3,402,244
Manhattan Associates Inc.[1]	122,309	3,400,190
Wabash National Corp.[1]	144,000	3,398,400
Select Comfort Corp.[1]	123,048	3,394,894
Modine Manufacturing Co.	130,157	3,391,891
Sovran Self Storage Inc.	81,083	3,386,837
Odyssey Healthcare Inc.[1]	179,427	3,382,199
Anworth Mortgage Asset Corp.	242,255	3,381,880
CSK Auto Corp.[1]	186,458	3,376,754
Teledyne Technologies Inc.[1]	180,539	3,376,079
AmSurg Corp.[1]	148,335	3,368,677
First Financial Bancorp	181,744	3,362,264
Roto-Rooter Inc.	66,452	3,359,149
Advent Software Inc.[1]	179,449	3,355,696
IDX Systems Corp.[1]	96,786	3,348,796
PS Business Parks Inc.	72,224	3,347,582
Incyte Corp.[1]	402,181	3,342,124
Thoratec Corp.[1]	267,580	3,342,074
Comstock Resources Inc.[1]	168,173	3,341,598
American Italian Pasta Co. Class A	83,680	3,341,342
Cleveland-Cliffs Inc.[1]	51,029	3,338,827
Kindred Healthcare Inc.[1]	66,159	3,327,798
Aaron Rents Inc.	133,612	3,325,603
Nuevo Energy Co.[1]	102,075	3,323,562
Group 1 Automotive Inc.[1]	91,732	3,320,698
Pixelworks Inc.[1]	193,369	3,312,411
K-Swiss Inc. Class A	135,254	3,309,665
ANSYS Inc.[1]	83,118	3,303,109
Sun Communities Inc.	77,016	3,297,825
Net.B@nk Inc.	269,163	3,286,480
Integra LifeSciences Holdings Corp.[1]	107,129	3,280,290
United Surgical Partners International Inc.[1]	96,547	3,276,805
Beverly Enterprises Inc.[1]	511,787	3,275,437
Gray Television Inc.	223,832	3,272,424
Kulicke & Soffa Industries Inc.[1]	279,071	3,270,712
Websense Inc.[1]	110,270	3,265,095
Knight Transportation Inc.[1]	136,157	3,265,045
Arkansas Best Corp.	121,830	3,263,826
Alaska Air Group Inc.[1]	131,991	3,254,898
WD-40 Co.	92,988	3,254,580
MTS Systems Corp.	117,572	3,253,217
School Specialty Inc.[1]	91,423	3,251,916
Schulman (A.) Inc.	165,405	3,250,208
Dollar Thrifty Automotive Group Inc.[1]	128,570	3,248,964
Orbital Sciences Corp.[1]	258,572	3,239,907
Denbury Resources Inc.[1]	192,159	3,239,801
Laclede Group Inc. (The)	106,844	3,237,373
Connecticut Bankshares Inc.	62,209	3,232,380
InterVoice-Brite Inc.[1]	191,417	3,229,205
Glacier Bancorp Inc.	100,127	3,229,096
Bowne & Co. Inc.	188,656	3,226,018
Informatica Corp.[1]	375,231	3,223,234
Gold Bancorp Inc.	197,692	3,222,380
Sotheby’s Holdings Inc. Class A1	250,130	3,214,171
Community Bank System Inc.	69,401	3,211,878
Oxford Industries Inc.	69,455	3,208,126
Umpqua Holdings Corp.	158,472	3,199,550
City Holding Co.	93,274	3,199,298
Longview Fibre Co.	286,631	3,198,802
MicroStrategy Inc. Class A1	59,881	3,191,657
AK Steel Holding Corp.[1]	543,670	3,191,343
Central Garden & Pet Co.[1]	88,623	3,190,428
Bandag Inc.	64,080	3,189,262
Stage Stores Inc.[1]	82,320	3,184,961
MAXIMUS Inc.[1]	90,946	3,183,110
Adolor Corp.[1]	211,461	3,178,259
EGL Inc.[1]	176,754	3,174,502
Woodward Governor Co.	49,683	3,166,794

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
UIL Holdings Corp.	65,739	$3,166,648
Equity One Inc.	164,147	3,154,905
Harleysville Group Inc.	169,190	3,150,318
Empire District Electric Co. (The)	138,997	3,148,282
Primus Telecommunications Group Inc.[1]	374,054	3,145,794
Longs Drug Stores Corp.	166,868	3,142,124
Nu Skin Enterprises Inc. Class A	155,813	3,139,632
Inter-Tel Inc.	104,354	3,136,881
Bright Horizons Family Solutions Inc.[1]	66,425	3,132,603
FuelCell Energy Inc.[1]	230,905	3,131,072
Arch Chemicals Inc.	110,782	3,127,376
Universal Compression Holdings Inc.[1]	94,950	3,123,855
CIBER Inc.[1]	283,625	3,119,875
Secure Computing Corp.[1]	190,772	3,119,122
Priceline.com Inc.[1]	115,647	3,117,843
S1 Corp.[1]	409,773	3,114,275
Mid-State Bancshares	131,665	3,113,877
Arris Group Inc.[1]	338,394	3,113,225
Transmeta Corp.[1]	784,174	3,105,329
ESCO Technologies Inc.[1]	67,258	3,101,939
Brookfield Homes Corp.	88,256	3,096,903
Independent Bank Corp. (Michigan)	111,055	3,093,992
UICI[1]	209,563	3,093,150
MCG Capital Corp.	152,767	3,084,366
Pilgrim’s Pride Corp.	137,069	3,074,458
MGE Energy Inc.	99,653	3,074,295
Pinnacle Systems Inc.[1]	340,006	3,070,254
Koger Equity Inc.	130,653	3,066,426
WesBanco Inc.	100,912	3,062,679
American Medical Systems Holdings Inc.[1]	115,529	3,061,518
Sunrise Senior Living Inc.[1]	85,337	3,059,331
First Financial Bankshares Inc.	76,317	3,058,022
Watsco Inc.	105,335	3,054,715
CoStar Group Inc.[1]	82,797	3,054,381
Sterling Financial Corp. (Pennsylvania)	118,754	3,053,165
South Jersey Industries Inc.	74,595	3,051,681
Multimedia Games Inc.[1]	123,024	3,043,614
Ocular Sciences Inc.[1]	104,252	3,038,946
Atrix Laboratories Inc.[1]	119,083	3,036,616
Labor Ready Inc.[1]	224,549	3,035,902
Mercury Computer Systems Inc.[1]	118,637	3,025,244
Mine Safety Appliances Co.	106,628	3,023,970
Anteon International Corp.[1]	104,498	3,018,947
Cornerstone Realty Income Trust Inc.	322,768	3,017,881
Unizan Financial Corp.	121,310	3,012,127
Centene Corp.[1]	98,038	2,998,982
FEI Co.[1]	137,081	2,995,220
Tenneco Automotive Inc.[1]	235,040	2,982,658
Griffon Corp.[1]	138,012	2,981,059
Handleman Co.	124,432	2,978,902
Sterling Bancshares Inc.	222,313	2,976,771
ElkCorp	109,601	2,969,091
Frontier Financial Corp.	86,329	2,968,854
WFS Financial Inc.	68,338	2,960,402
Sandy Spring Bancorp Inc.	81,398	2,953,119
Encysive Pharmaceuticals Inc.[1]	286,681	2,947,081
Cirrus Logic Inc.[1]	388,478	2,944,663
Florida East Coast Industries Inc.	82,055	2,939,210
Quantum Corp.[1]	792,784	2,933,301
Genesis Microchip Inc.[1]	175,013	2,933,218
Tetra Technologies Inc.[1]	111,959	2,925,489
Photon Dynamics Inc.[1]	89,644	2,925,084
BARRA Inc.	83,474	2,920,755
Guitar Center Inc.[1]	78,556	2,917,570
Cambrex Corp.	108,378	2,915,368
Wausau-Mosinee Paper Corp.	206,851	2,914,531
Silicon Graphics Inc.[1]	1,146,730	2,912,694
Quanta Services Inc.[1]	410,755	2,908,145
Esterline Technologies Corp.[1]	116,884	2,904,567
Salix Pharmaceuticals Ltd.[1]	100,079	2,904,293
Viasat Inc.[1]	116,683	2,903,073
Powerwave Technologies Inc.[1]	370,211	2,887,646
Harvest Natural Resources Inc.[1]	197,633	2,887,418
Aspect Communications Corp.[1]	184,081	2,884,549
Enterasys Networks Inc.[1]	1,139,990	2,884,175

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
ScanSource Inc.[1]	60,146	$2,883,399
PolyMedica Corp.	107,436	2,881,434
Gardner Denver Inc.[1]	105,888	2,867,447
LaSalle Hotel Properties	121,302	2,862,727
FelCor Lodging Trust Inc.[1]	274,353	2,858,758
Interstate Bakeries Corp.	251,424	2,858,691
Quicksilver Resources Inc.[1]	73,535	2,850,217
Korn/Ferry International[1]	178,008	2,848,128
Genta Inc.[1]	271,175	2,847,337
Hawthorne Financial Corp.[1]	64,678	2,845,185
Frontier Oil Corp.	146,657	2,842,213
Photronics Inc.[1]	160,028	2,838,897
Transkaryotic Therapies Inc.[1]	165,132	2,833,665
Genesco Inc.[1]	122,018	2,828,377
Ventana Medical Systems Inc.[1]	69,000	2,826,240
AMLI Residential Properties Trust	99,884	2,821,723
Haemonetics Corp.[1]	89,635	2,819,021
C-COR.net Corp.[1]	201,024	2,818,356
Anchor BanCorp Wisconsin Inc.	110,266	2,817,296
Epicor Software Corp.[1]	212,246	2,816,504
Actel Corp.[1]	123,684	2,798,969
Kelly Services Inc. Class A	94,189	2,788,936
Identix Inc.[1]	481,586	2,783,086
Silgan Holdings Inc.[1]	60,701	2,775,857
Komag Inc.[1]	150,695	2,772,788
Manufactured Home Communities Inc.	78,539	2,772,427
TBC Corp.[1]	94,269	2,768,681
eSpeed, Inc.[1]	132,051	2,767,789
Gymboree Corp.[1]	164,996	2,766,983
Hain Celestial Group Inc.[1]	124,990	2,761,029
Global Imaging Systems Inc.[1]	83,098	2,760,516
Pacer International Inc.[1]	125,167	2,758,681
Rollins Inc.	107,021	2,757,931
InterMune Inc.[1]	140,459	2,736,141
M/I Schottenstein Homes Inc.	57,790	2,732,311
Financial Federal Corp.[1]	81,584	2,727,353
Fidelity Bankshares Inc.	74,285	2,722,545
Wright Medical Group Inc.[1]	88,674	2,722,292
Superior Energy Services Inc.[1]	269,703	2,718,606
URS Corp.[1]	94,293	2,713,753
Swift Energy Co.[1]	143,942	2,713,307
deCODE genetics Inc.[1]	255,830	2,711,798
Smith (A.O.) Corp.	93,403	2,704,017
EMCOR Group Inc.[1]	73,645	2,702,771
Russell Corp.	147,690	2,696,819
PFF Bancorp Inc.	70,722	2,696,630
Universal Forest Products Inc.	87,194	2,690,807
Schweitzer-Mauduit International Inc.	83,293	2,690,364
TierOne Corp.	114,447	2,688,360
Argonaut Group Inc.[1]	141,237	2,687,740
Cyberonics Inc.[1]	112,046	2,684,622
Aviall Inc.[1]	176,377	2,680,930
Dendrite International Inc.[1]	167,284	2,676,544
Merit Medical Systems Inc.[1]	123,645	2,675,678
BioMarin Pharmaceutical Inc.[1]	355,764	2,675,345
AMC Entertainment Inc.[1]	174,200	2,673,970
Pharmacopeia Inc.[1]	132,869	2,673,324
Getty Realty Corp.	100,581	2,672,437
Sinclair Broadcast Group Inc. Class A1	213,317	2,666,463
Cray Inc.[1]	402,024	2,665,419
Movie Gallery Inc.	135,826	2,660,831
Fleetwood Enterprises Inc.[1]	216,670	2,660,708
SonicWALL Inc.[1]	297,778	2,656,180
Triumph Group Inc.[1]	80,172	2,649,685
Intuitive Surgical Inc.[1]	155,843	2,649,331
CTS Corp.	203,159	2,649,193
Ultratech Inc.[1]	113,473	2,645,056
Tuesday Morning Corp.[1]	76,744	2,644,598
Vignette Corp.[1]	1,275,726	2,640,753
Eclipsys Corp.[1]	195,788	2,639,222
Schnitzer Steel Industries Inc. Class A	82,269	2,637,528
Regal-Beloit Corp.	131,891	2,635,182
K2 Inc.[1]	164,125	2,630,924
First Sentinel Bancorp Inc.	124,156	2,625,899
Magma Design Automation Inc.[1]	125,376	2,621,612
Sapient Corp.[1]	433,929	2,616,592
Alexion Pharmaceuticals Inc.[1]	110,054	2,614,883
CKE Restaurant Inc.[1]	264,049	2,614,085

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Parkway Properties Inc.	55,912	$2,613,886
CV Therapeutics Inc.[1]	172,684	2,612,709
Regeneron Pharmaceuticals Inc.[1]	192,167	2,609,628
SERENA Software Inc.[1]	128,123	2,607,303
Mykrolis Corp.[1]	182,448	2,601,708
Phillips-Van Heusen Corp.	140,409	2,597,567
Serologicals Corp.[1]	127,170	2,594,268
First Community Bancorp	69,343	2,592,735
Digene Corp.[1]	75,079	2,579,714
Alfa Corp.	189,543	2,579,680
Jo-Ann Stores Inc.[1]	91,884	2,577,346
PAREXEL International Corp.[1]	143,927	2,571,975
Ditech Communications Corp.[1]	153,908	2,565,646
Oriental Financial Group Inc.	79,948	2,546,344
Genesee & Wyoming Inc. Class A1	102,897	2,541,556
Cell Genesys Inc.[1]	210,799	2,538,020
KCS Energy Inc.[1]	236,655	2,532,209
Petroleum Development Corp.[1]	88,376	2,531,972
Greif Inc. Class A	72,329	2,527,175
Wabtec Corp.	177,425	2,526,532
CIMA Labs Inc.[1]	80,343	2,525,180
ESS Technology Inc.[1]	172,030	2,521,960
Nautilus Group Inc. (The)	160,082	2,521,292
Golden Telecom Inc.	74,042	2,519,649
Discovery Laboratories Inc.[1]	206,453	2,516,662
Manugistics Group Inc.[1]	367,070	2,514,430
Tredegar Corp.	171,854	2,514,224
Lone Star Technologies Inc.[1]	141,903	2,507,426
Global Industries Ltd.[1]	427,314	2,499,787
Safeguard Scientifics Inc.[1]	671,983	2,499,777
Community Trust Bancorp Inc.	75,747	2,499,651
ScanSoft Inc.[1]	446,737	2,497,260
Insight Communications Co. Inc.[1]	249,282	2,492,820
California Water Service Group	88,103	2,492,434
First Merchants Corp.	103,606	2,491,724
FIRSTFED AMERICA BANCORP INC.	89,374	2,490,853
Lone Star Steakhouse & Saloon Inc.	85,273	2,489,119
Kyphon Inc.[1]	103,690	2,479,228
NCI Building Systems Inc.[1]	105,496	2,474,936
Myriad Genetics Inc.[1]	152,146	2,467,808
Possis Medical Inc.[1]	87,674	2,466,270
Penn Virginia Corp.	40,679	2,465,147
autobytel.com Inc.[1]	186,469	2,461,391
Intermagnetics General Corp.[1]	92,719	2,457,054
United Auto Group Inc.	89,571	2,450,663
Park Electrochemical Corp.	96,667	2,445,675
Noven Pharmaceuticals Inc.[1]	113,610	2,439,207
Boca Resorts Inc. Class A1	139,756	2,438,742
Gaylord Entertainment Co.[1]	78,887	2,437,608
REMEC Inc.[1]	320,699	2,437,312
International Multifoods Corp.[1]	98,567	2,436,576
Trammell Crow Co.[1]	173,052	2,427,920
Berry Petroleum Co. Class A	88,803	2,422,546
webMethods Inc.[1]	257,487	2,420,378
SuperGen Inc.[1]	189,065	2,420,032
Methode Electronics Inc.	187,047	2,412,906
Offshore Logistics Inc.[1]	104,602	2,411,076
Micromuse Inc.[1]	308,185	2,403,843
Town & Country Trust (The)	88,266	2,400,835
Meristar Hospitality Corp.[1]	345,291	2,399,772
Central Pacific Financial Corp.	80,534	2,399,108
Consolidated Graphics Inc.[1]	62,393	2,399,011
ARIAD Pharmaceuticals Inc.[1]	253,502	2,398,129
Speedway Motorsports Inc.	78,935	2,392,520
Steak n Shake Company (The)[1]	124,236	2,391,543
Belden Inc.	125,973	2,389,708
Glenborough Realty Trust Inc.	106,740	2,385,639
NCO Group Inc.[1]	101,935	2,382,221
Franklin Electric Co. Inc.	37,372	2,379,849
U.S. Restaurant Properties Inc.	126,746	2,375,220
WCI Communities Inc.[1]	94,865	2,374,471
Rofin-Sinar Technologies Inc.[1]	79,472	2,372,239
Irwin Financial Corp.	87,750	2,367,495
Exelixis Inc.[1]	276,710	2,365,870
Sohu.com Inc.[1]	94,856	2,360,966
Prime Hospitality Corp.[1]	206,888	2,354,385
Bank Mutual Corp.	210,265	2,352,862
Albany Molecular Research Inc.[1]	147,927	2,350,560
Hibbet Sporting Goods Inc.[1]	61,551	2,347,555
Stewart & Stevenson Services Inc.	160,532	2,346,978
United Therapeutics Inc.[1]	97,845	2,331,646

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
JDA Software Group Inc.[1]	159,980	$2,327,709
Chesapeake Corp.	97,445	2,326,012
PTEK Holdings Inc.[1]	252,974	2,324,831
Remington Oil & Gas Corp.[1]	117,629	2,323,173
Applied Films Corporation[1]	82,839	2,311,208
First Federal Capital Corp.	108,313	2,305,984
Paxar Corp.[1]	156,126	2,302,859
ArthroCare Corp.[1]	99,522	2,299,953
Retek Inc.[1]	302,216	2,284,753
Xicor Inc.[1]	149,651	2,277,688
SOURCECORP Inc.[1]	85,860	2,275,290
Tanger Factory Outlet Centers Inc.	50,193	2,274,747
Lance Inc.	138,665	2,272,719
West Pharmaceutical Services Inc.	60,628	2,267,487
Kramont Realty Trust	119,814	2,264,485
First Republic Bank	58,712	2,263,935
General Communication Inc. Class A1	248,446	2,260,859
Cubic Corp.	86,833	2,257,658
OraSure Technologies Inc.[1]	217,834	2,256,760
Triad Guaranty Inc.[1]	42,779	2,256,592
E.piphany Inc.[1]	312,287	2,254,712
Mediacom Communications Corp.[1]	280,990	2,253,540
Bedford Property Investors Inc.	73,904	2,251,855
Kopin Corp.[1]	389,544	2,251,564
Agile Software Corp.[1]	257,143	2,250,001
ShopKo Stores Inc.[1]	153,658	2,246,480
Hologic Inc.[1]	110,869	2,245,097
Primedia Inc.[1]	830,838	2,243,263
Interwoven Inc[1]	224,507	2,238,335
First Financial Corp.	76,280	2,235,767
Accredited Home Lenders Holding Co.[1]	56,638	2,231,537
Orthodontic Centers of America Inc.[1]	281,989	2,227,713
Newpark Resources Inc.[1]	427,859	2,224,867
United Community Financial Corp.	170,574	2,222,579
Vector Group Ltd.	130,692	2,221,764
CDI Corp.	68,657	2,216,248
Stratex Networks Inc.[1]	466,576	2,216,236
IBERIABANK Corp.	37,627	2,214,349
Investors Real Estate Trust	224,880	2,208,322
Tyler Technologies Inc.[1]	226,803	2,202,257
Heidrick & Struggles International Inc.[1]	91,816	2,197,157
West Marine Inc.[1]	68,982	2,197,077
SureWest Communications	81,961	2,195,735
AAR Corp.[1]	178,778	2,195,394
William Lyon Homes Inc.[1]	23,545	2,194,394
Electronics Boutique Holdings Corp.[1]	74,708	2,193,427
Cohu Inc.	117,589	2,193,035
Stride Rite Corp.	206,598	2,192,005
Artisan Components Inc.[1]	98,190	2,188,655
Simmons First National Corp. Class A	79,427	2,188,214
Pinnacle Entertainment Inc.[1]	158,344	2,185,147
Infinity Property & Casualty Corp.	69,447	2,182,719
Gentiva Health Services Inc.[1]	140,849	2,181,751
Children’s Place Retail Stores Inc. (The)[1]	70,338	2,178,368
EnPro Industries Inc.[1]	115,075	2,177,219
Cell Therapeutics Inc.[1]	257,300	2,176,758
Encore Wire Corp.[1]	58,355	2,173,724
Applied Industrial Technologies Inc.	95,471	2,169,101
Equity Inns Inc.	235,387	2,165,560
Alderwoods Group Inc.[1]	208,203	2,165,311
StarTek Inc.	58,863	2,139,081
Papa John’s International Inc.[1]	63,202	2,138,756
Isle of Capri Casinos Inc.[1]	84,894	2,134,235
Arctic Cat Inc.	83,642	2,132,035
Suffolk Bancorp	62,234	2,131,515
GameStop Corp.[1]	118,280	2,131,406
RadiSys Corp.[1]	101,923	2,130,191
Sterling Bancorp (New York)	73,068	2,129,932
Ocwen Financial Corp.[1]	220,210	2,129,431
NACCO Industries Inc.	25,834	2,128,722
Itron Inc.[1]	114,316	2,127,421
Asyst Technologies Inc.[1]	258,465	2,127,167
Weis Markets Inc.	63,017	2,126,824
Triarc Companies Inc. Class B	193,839	2,124,475
First Financial Holdings Inc.	71,069	2,124,252

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Enzo Biochem Inc.[1]	126,163	$2,123,323
Allegiant Bancorp Inc.	72,073	2,119,667
ChipPAC Inc. Class A1	267,884	2,118,962
Local Financial Corp.[1]	97,075	2,116,235
aQuantive, Inc.[1]	220,227	2,114,179
O’Charley’s Inc.[1]	115,738	2,112,219
j2 Global Communications Inc.[1]	93,579	2,111,142
Columbia Banking System Inc.	75,352	2,109,856
Old Dominion Freight Line Inc.[1]	62,562	2,108,339
Cable Design Technologies Corp.[1]	222,237	2,106,807
EDO Corp.	87,246	2,100,884
ExpressJet Holdings Inc.[1]	168,846	2,100,444
Hanger Orthopedic Group Inc.[1]	116,110	2,095,786
American States Water Co.	85,303	2,081,393
7-Eleven Inc.[1]	137,137	2,080,368
Jakks Pacific Inc.[1]	138,613	2,079,195
Integra Bank Corp.	86,293	2,078,798
Tompkins Trustco Inc.	45,650	2,077,075
HomeStore Inc.[1]	490,359	2,074,219
RC2 Corp.[1]	75,346	2,072,015
Datascope Corp.	58,942	2,071,222
Universal Health Realty Income Trust	61,389	2,068,809
BioLase Technology Inc.[1]	117,962	2,065,515
Oakley Inc.	139,087	2,064,051
Geron Corp.[1]	219,553	2,063,798
Chattem Inc.[1]	79,496	2,060,536
Plains Resource Inc.[1]	113,217	2,058,285
Duane Reade Inc.[1]	121,308	2,054,958
Mattson Technology Inc.[1]	171,526	2,051,451
American Woodmark Corp.	30,857	2,050,756
Main Street Banks Inc.	74,958	2,049,352
SeaChange International Inc.[1]	133,729	2,046,054
Central Parking Corp.	101,837	2,044,887
Frontier Airlines Inc.[1]	196,085	2,043,206
Capital City Bank Group Inc.	49,520	2,042,700
Parker Drilling Co.[1]	488,289	2,036,165
Pre-Paid Legal Services Inc.[1]	83,159	2,035,732
Palm Harbor Homes Inc.[1]	96,969	2,032,470
Burlington Coat Factory Warehouse Corp.	102,515	2,029,797
Opsware Inc.[1]	268,451	2,029,490
Ameristar Casinos Inc.[1]	60,102	2,028,382
Hydril[1]	77,401	2,027,906
Inspire Pharmaceuticals Inc.[1]	157,370	2,026,926
Harris Interactive Inc.[1]	239,131	2,015,874
Wireless Facilities Inc.[1]	182,915	2,013,894
Analogic Corp.	44,266	2,013,660
Cubist Pharmaceuticals Inc.[1]	218,805	2,013,006
Century Business Services Inc.[1]	409,886	2,012,540
Lithia Motors Inc. Class A	72,760	2,011,814
Forward Air Corp.[1]	61,181	2,011,019
Independent Bank Corp. (Massachusetts)	66,055	2,002,127
Advisory Board Co. (The)[1]	54,767	2,001,734
Tanox Inc.[1]	134,426	2,001,603
RailAmerica Inc.[1]	166,000	2,000,300
Robert Mondavi Corp. (The) Class A1	52,884	1,999,544
Dot Hill Systems Corp.[1]	199,372	1,997,707
Integrated Electrical Services Inc.[1]	177,662	1,996,921
Hooper Holmes Inc.	319,529	1,993,861
CTI Molecular Imaging Inc.[1]	136,403	1,990,120
Symmetricom Inc.[1]	221,813	1,989,663
Gevity HR Inc.	67,872	1,981,862
Jill (J.) Group Inc. (The)[1]	96,480	1,979,770
Lawson Software Inc.[1]	238,443	1,979,077
Rock-Tenn Co. Class A	137,160	1,977,847
Insituform Technologies Inc. Class A1	126,443	1,976,304
At Road Inc.[1]	160,969	1,975,090
InFocus Corp.[1]	210,015	1,963,640
PrivateBancorp Inc.	38,029	1,961,536
MRV Communications Inc.[1]	588,384	1,959,319
Immucor Inc.[1]	107,918	1,955,474
Century Aluminum Co.[1]	69,202	1,953,572
World Fuel Services Corp.	53,076	1,949,481
West Coast Bancorp	85,652	1,948,583
Washington Trust Bancorp Inc.	73,758	1,947,211
Kimball International Inc. Class B	124,150	1,945,431
Urstadt Biddle Properties Inc. Class A	117,760	1,943,040

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Zenith National Insurance Corp.	49,562	$1,942,830
Interface Inc. Class A1	244,251	1,941,795
Coinstar Inc.[1]	122,296	1,940,838
Isis Pharmaceuticals Inc.[1]	249,349	1,934,948
Old Second Bancorp Inc.	37,592	1,932,981
Advanced Energy Industries Inc.[1]	94,522	1,927,304
Administaff Inc.[1]	110,563	1,927,113
Standard Microsystems Corp.[1]	72,336	1,927,031
C&D Technologies Inc.	115,229	1,925,477
Barnes Group Inc.	69,006	1,924,577
Input/Output Inc.[1]	248,018	1,922,140
New England Business Service Inc.	56,720	1,919,972
Oil States International Inc.[1]	142,782	1,918,990
Deltic Timber Corp.	54,053	1,917,800
Epix Medical Inc.[1]	92,288	1,914,976
GenCorp. Inc.	176,652	1,913,141
AC Moore Arts & Crafts Inc.[1]	70,856	1,913,112
Zoll Medical Corp.[1]	47,815	1,911,644
Ramco-Gershenson Properties Trust	67,595	1,906,179
Valhi Inc.	150,892	1,904,257
Tennant Co.	47,835	1,897,614
Walter Industries Inc.	158,226	1,889,218
Haverty Furniture Companies Inc.	88,764	1,888,898
Landauer Inc.	44,869	1,884,498
Marcus Corp.	108,521	1,882,839
Advanta Corp. Class B	113,416	1,882,706
Saul Centers Inc.	61,582	1,881,330
Agilysys Inc.	157,994	1,880,129
Biosite Inc.[1]	58,583	1,872,899
AMCOL International Corp.	107,269	1,871,844
Dress Barn Inc.[1]	106,654	1,870,711
Audiovox Corp. Class A1	93,400	1,868,000
TiVo Inc.[1]	210,086	1,867,665
Spanish Broadcasting System Inc. Class A1	178,500	1,865,325
Presstek Inc.[1]	171,418	1,865,028
21st Century Insurance Group	129,497	1,864,757
California Pizza Kitchen Inc.[1]	93,177	1,863,540
U.S.I. Holdings Corp.[1]	125,866	1,861,558
State Auto Financial Corp.	72,124	1,861,520
Brookstone Inc.[1]	67,532	1,857,805
Portfolio Recovery Associates Inc.[1]	68,950	1,857,513
Cepheid Inc.[1]	199,225	1,854,785
Alaris Medical Systems Inc.[1]	99,423	1,854,239
Euronet Worldwide Inc.[1]	97,481	1,853,114
Finisar Corp.[1]	849,386	1,851,661
FBL Financial Group Inc. Class A	65,824	1,849,654
Kaman Corp. Class A	123,269	1,840,406
Prosperity Bancshares Inc.	77,773	1,832,332
LabOne Inc.[1]	60,171	1,829,198
SupportSoft Inc.[1]	166,052	1,828,233
Anaren Inc.[1]	115,747	1,826,488
Comtech Telecommunications Corp.[1]	78,325	1,817,140
Big 5 Sporting Goods Corp.[1]	71,941	1,816,510
Westell Technologies Inc. Class A1	248,582	1,814,649
W-H Energy Services Inc.[1]	125,245	1,812,295
Cross Country Healthcare Inc.[1]	108,668	1,809,322
ICU Medical Inc.[1]	59,465	1,805,952
Daktronics Inc.[1]	79,944	1,804,336
Southern Financial Bancorp Inc.	40,383	1,801,082
Libbey Inc.	69,397	1,799,464
Bel Fuse Inc. Class B	54,928	1,798,343
Correctional Properties Trust	58,304	1,795,763
Glatfelter Co.	159,749	1,795,579
First Horizon Pharmaceutical Corp.[1]	113,744	1,792,605
Able Laboratories Inc.[1]	91,740	1,791,682
National Western Life Insurance Co. Class A1	12,118	1,790,919
Echelon Corp.[1]	158,688	1,788,414
RehabCare Group Inc.[1]	89,701	1,783,259
Elizabeth Arden Inc.[1]	84,255	1,779,466
Alexander’s Inc.[1]	11,109	1,777,440
Holly Corp.	55,626	1,772,244
Keystone Automotive Industries Inc.[1]	64,758	1,771,779
SRA International Inc. Class A1	47,801	1,765,769
Russ Berrie & Co. Inc.	50,437	1,765,295
MatrixOne Inc.[1]	242,681	1,761,864
CCBT Financial Companies Inc.	47,699	1,760,093
Casual Male Retail Group Inc.[1]	169,580	1,753,457

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
POZEN Inc.[1]	126,829	$1,752,777
VistaCare Inc. Class A1	64,837	1,751,896
1st Source Corp.	71,107	1,750,654
Maxwell Shoe Co. Inc. Class A1	77,661	1,748,149
Packeteer Inc.[1]	132,418	1,747,918
BSB Bancorp Inc.	45,279	1,747,769
Presidential Life Corp.	116,433	1,744,166
infoUSA Inc.[1]	165,893	1,743,535
Prima Energy Corp.[1]	50,008	1,727,776
World Acceptance Corp.[1]	88,358	1,723,865
American Medical Security Group Inc.[1]	64,386	1,719,750
Ceradyne Inc.[1]	47,527	1,718,101
Sharper Image Corp.[1]	52,719	1,717,585
Lionbridge Technologies Inc.[1]	176,445	1,716,810
Caraustar Industries Inc.[1]	147,148	1,714,274
Omnicell Inc.[1]	86,427	1,712,119
Community Banks Inc.	54,930	1,711,619
FreeMarkets Inc.[1]	207,900	1,711,017
USB Holding Co. Inc.	69,713	1,710,757
SonoSite Inc.[1]	80,162	1,709,855
Watts Industries Inc. Class A	73,070	1,709,107
United Fire & Casualty Co.	40,416	1,708,344
Atlantic Coast Airlines Holdings Inc.[1]	234,456	1,704,495
North Pittsburgh Systems Inc.	84,588	1,702,756
Monolithic System Technology Inc.[1]	126,778	1,697,557
SCS Transportation Inc.[1]	77,840	1,696,912
CB Bancshares Inc.	24,237	1,693,924
X-Rite Inc.	113,736	1,693,529
Per-Se Technologies Inc.[1]	151,200	1,693,440
American West Holdings Corp. Class B1	177,575	1,692,290
Artesyn Technologies Inc.[1]	177,342	1,688,296
RTI International Metals Inc.[1]	106,577	1,687,114
ON Semiconductor Corp.[1]	223,396	1,684,406
Topps Co. (The)	175,957	1,680,389
Thomas Industries Inc.	53,310	1,679,265
TALX Corp.	76,332	1,675,487
Omega Financial Corp.	45,814	1,675,051
Octel Corp.	56,113	1,674,973
Peoples Bancorp Inc.	60,139	1,672,466
Laserscope[1]	84,505	1,671,509
eCollege.com Inc.[1]	79,684	1,663,802
Intrado Inc.[1]	85,922	1,662,591
DIMON Inc.	233,787	1,659,888
Standex International Corp.	61,403	1,657,881
Vail Resorts Inc.[1]	105,111	1,656,549
Genesis HealthCare Corp.[1]	68,027	1,656,457
Cascade Bancorp	72,103	1,656,206
NeoPharm Inc.[1]	88,277	1,656,077
First Community Bancshares Inc.	54,062	1,651,053
Wild Oats Markets Inc.[1]	139,113	1,645,707
Valmont Industries Inc.	82,241	1,643,175
Banner Corp.	55,908	1,637,545
Peregrine Pharmaceuticals Inc.[1]	667,542	1,635,478
Pegasus Solutions Inc.[1]	139,843	1,633,366
Ethyl Corp.[1]	82,290	1,630,165
Bradley Pharmaceuticals Inc.[1]	64,735	1,630,027
KFx Inc.[1]	156,880	1,629,983
Corixa Corp.[1]	253,872	1,625,492
Intertan Inc.[1]	116,085	1,621,707
Verity Inc.[1]	118,254	1,616,532
Excel Technology Inc.[1]	51,322	1,614,077
Sturm Ruger & Co. Inc.	119,375	1,612,756
Aspen Technology Inc.[1]	197,331	1,612,194
Iomega Corp.	288,203	1,611,055
Sanderson Farms Inc.	43,798	1,608,701
Synaptics Inc.[1]	91,628	1,607,155
Sonic Solutions Inc.[1]	84,702	1,605,950
Tower Automotive Inc.[1]	317,035	1,597,856
Ryerson Tull Inc.	121,783	1,594,139
Universal American Financial Corp.[1]	132,719	1,592,628
Royal Gold Inc.	89,920	1,592,483
Lindsay Manufacturing Co.	65,892	1,586,679
Northwest Bancorp Inc.	62,041	1,586,388
Peoples Holding Co.	47,023	1,584,675
Energy Partners Ltd.[1]	118,666	1,584,191
General Cable Corp.[1]	214,337	1,581,807
CompuCredit Corp.[1]	74,799	1,581,251
Atwood Oceanics Inc.[1]	44,404	1,580,338

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
WSFS Financial Corp.	31,271	$1,568,866
Stein Mart Inc.[1]	113,684	1,568,839
Gibraltar Steel Corp.	63,814	1,568,548
J&J Snack Foods Corp.[1]	34,674	1,566,571
CIRCOR International Inc.	69,272	1,565,547
DuPont Photomasks Inc.[1]	67,241	1,564,026
Great Southern Bancorp Inc.	31,821	1,563,366
SurModics Inc.[1]	78,429	1,561,521
4Kids Entertainment Inc.[1]	69,751	1,560,330
Quaker City Bancorp Inc.	28,592	1,555,405
Buckeye Technologies Inc.[1]	150,134	1,555,388
Apogee Enterprises Inc.	125,926	1,552,668
Nara Bancorp Inc.	52,409	1,552,355
City Bank	45,082	1,552,173
Altiris Inc.[1]	55,510	1,550,949
Ennis Business Forms Inc.	92,277	1,544,717
Siliconix Inc.[1]	33,086	1,542,800
Immunogen Inc.[1]	229,290	1,540,829
Bank of Granite Corp.	74,492	1,539,750
Midas Inc.[1]	78,967	1,535,908
Resource America Inc. Class A	83,010	1,535,685
West Bancorporation	90,591	1,530,988
Overstock.com Inc.[1]	49,568	1,530,660
SpectraLink Corp.	89,829	1,529,788
Interchange Financial Services Corp.	62,948	1,529,636
NUI Corp.	90,403	1,528,715
ManTech International Corp. Class A1	74,542	1,527,366
Brush Engineered Materials Inc.[1]	74,958	1,519,399
Cato Corp. Class A	75,634	1,518,731
Riggs National Corp.	87,957	1,513,740
II-VI Inc.[1]	61,768	1,510,228
Pope & Talbot Inc.	87,820	1,509,626
CuraGen Corp.[1]	241,855	1,509,175
Vans Inc.[1]	101,744	1,505,811
Bank of the Ozarks Inc.	54,551	1,502,880
SS&C Technologies Inc.	61,893	1,502,143
Wellman Inc.	179,776	1,501,130
Praecis Pharmaceuticals Inc.[1]	253,422	1,497,724
Central Vermont Public Service Corp.	66,488	1,495,980
Clark Inc.[1]	87,632	1,489,744
Nash Finch Co.	62,871	1,488,785
Cole National Corp.[1]	67,446	1,488,533
Bombay Co. Inc. (The)[1]	189,205	1,485,259
Forrester Research Inc.[1]	78,226	1,482,383
Regeneration Technologies Inc.[1]	130,572	1,481,992
Second Bancorp Inc.	45,815	1,479,825
Avanex Corp.[1]	342,481	1,479,518
FindWhat.com[1]	68,330	1,479,344
Calgon Carbon Corp.	191,410	1,473,857
Goody’s Family Clothing Inc.	103,269	1,473,649
Gabelli Asset Management Inc. Class A	36,579	1,473,402
Red Robin Gourmet Burgers[1]	51,875	1,473,250
Capitol Bancorp Ltd.	54,353	1,472,966
Time Warner Telecom Inc. Class A1	225,558	1,472,894
Information Holdings Inc.[1]	71,004	1,464,102
ValueVision Media Inc. Class A1	95,233	1,461,827
Levitt Corp. Class A1	59,282	1,452,409
Charles River Associates Inc.[1]	44,290	1,452,092
Perini Corp.[1]	92,146	1,451,300
Joseph A. Bank Clothiers Inc.[1]	40,309	1,451,124
Republic Bancshares Inc.	48,301	1,450,576
OSI Systems Inc.[1]	72,508	1,450,160
Flushing Financial Corp.	79,833	1,444,977
WatchGuard Technologies Inc.[1]	184,435	1,442,282
Concur Technologies Inc.[1]	128,632	1,440,678
Camden National Corp.	45,077	1,440,210
Tejon Ranch Co.[1]	38,857	1,436,155
Oplink Communications Inc.[1]	571,800	1,435,218
Orthologic Corp.[1]	184,708	1,431,487
Trex Co. Inc.[1]	41,917	1,429,789
Meridian Resource Corp. (The)[1]	237,398	1,429,136
Applied Signal Technology Inc.	52,198	1,426,049
Saga Communications Inc.[1]	76,463	1,426,035
Midwest Banc Holdings Inc.	60,269	1,424,156
FalconStor Software Inc.[1]	191,957	1,420,098
Keithley Instruments Inc.	68,513	1,418,904
Courier Corp.	31,698	1,418,486

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
MBT Financial Corp.	82,234	$1,414,425
Coldwater Creek Inc.[1]	66,204	1,411,469
SWS Group Inc.	78,570	1,407,189
Interpore International[1]	97,748	1,405,616
Virginia Financial Group Inc.	40,446	1,405,499
Arrow Financial Corp.	47,041	1,404,644
Kadant Inc.[1]	67,174	1,400,578
Ixia[1]	129,234	1,398,312
Zygo Corp.[1]	89,246	1,394,915
Nuvelo Inc.[1]	110,991	1,394,047
Bei Technologies Inc.	62,035	1,393,306
UniFirst Corp.	50,495	1,392,652
Union Bankshares Corp.	42,936	1,385,545
Hanmi Financial Corp.	51,992	1,382,467
Innkeepers USA Trust	150,748	1,377,837
Humboldt Bancorp	69,402	1,376,242
Encore Acquisition Co.[1]	49,503	1,371,233
Skechers U.S.A. Inc. Class A1	104,390	1,368,553
AMN Healthcare Services Inc.[1]	74,552	1,368,029
CT Communications Inc.	98,712	1,365,187
SCBT Financial Corp.	43,335	1,365,053
Cascade Natural Gas Corp.	62,625	1,364,599
Rewards Network Inc.[1]	135,713	1,357,130
Fisher Communications Inc.[1]	27,809	1,355,689
Molecular Devices Corp.[1]	71,880	1,354,219
SciClone Pharmaceuticals Inc.[1]	250,208	1,351,123
Astec Industries Inc.[1]	83,810	1,350,179
TriZetto Group Inc. (The)[1]	173,962	1,348,206
LTC Properties Inc.	74,336	1,346,225
Salem Communications Corp. Class A1	49,157	1,345,919
BioVeris Corp.[1]	113,470	1,344,619
Pericom Semiconductor Corp.[1]	117,118	1,344,515
Network Equipment Technologies Inc.[1]	134,657	1,343,877
First Busey Corp. Class A	49,555	1,343,436
TTM Technologies Inc.[1]	108,933	1,342,055
ActivCard Corp.[1]	207,403	1,341,897
Magna Entertainment Corp. Class A1	222,407	1,338,890
Concord Communications Inc.[1]	92,564	1,333,847
Penwest Pharmaceuticals Co.[1]	91,270	1,333,455
Myers Industries Inc.	108,372	1,332,976
Vicor Corp.[1]	108,587	1,332,362
WESCO International Inc.[1]	89,418	1,332,328
SY Bancorp Inc.	59,388	1,330,291
CorVel Corp.[1]	36,695	1,328,359
Matria Healthcare Inc.[1]	52,422	1,327,325
Monro Muffler Brake Inc.[1]	53,037	1,325,395
Valence Technology Inc.[1]	297,701	1,324,769
MemberWorks Inc.[1]	37,900	1,323,468
Seacoast Banking Corp. of Florida	63,934	1,323,434
First Bancorp (North Carolina)	41,983	1,322,045
Skyline Corp.	34,260	1,321,408
First Indiana Corp.	65,538	1,320,591
Seattle Genetics Inc.[1]	155,948	1,319,320
Lexicon Genetics Inc.[1]	210,347	1,318,876
Action Performance Companies Inc.	86,329	1,318,244
Allscripts Healthcare Solutions Inc.[1]	135,577	1,315,097
Robbins & Myers Inc.	60,778	1,309,766
Macatawa Bank Corp.	46,980	1,309,333
McGrath Rentcorp	42,942	1,309,302
Coachmen Industries Inc.	78,427	1,308,162
Healthcare Services Group Inc.	79,341	1,305,160
Churchill Downs Inc.	33,531	1,300,332
Hancock Fabrics Inc.	81,827	1,300,231
ITLA Capital Corp.[1]	26,241	1,297,880
VIVUS Inc.[1]	212,987	1,292,831
Antigenics Inc.[1]	121,174	1,291,715
Matrix Service Co.[1]	95,386	1,290,573
Metris Companies Inc.[1]	160,465	1,290,139
Mobile Mini Inc.[1]	74,537	1,289,490
Conceptus Inc.[1]	108,017	1,287,563
Credit Acceptance Corp.[1]	67,765	1,286,857
Midway Games Inc.[1]	176,674	1,286,187
Peet’s Coffee & Tea Inc.[1]	60,374	1,285,966
Commercial Capital Bancorp Inc.[1]	56,106	1,285,957
First State Bancorp	41,656	1,285,504
Central European Distribution Corp.[1]	39,704	1,284,027
Indevus Pharmaceuticals Inc.[1]	212,178	1,283,677
Winston Hotels Inc.	121,619	1,281,864

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Young Broadcasting Inc. Class A1	70,753	$1,280,629
Netegrity Inc.[1]	150,634	1,280,389
MTR Gaming Group Inc.[1]	127,938	1,279,380
HEICO Corp.	81,529	1,279,190
Farmer Brothers Co.	3,552	1,278,720
Peapack-Gladstone Financial Corp.	37,748	1,278,147
Navigant International Inc.[1]	70,893	1,276,074
Regent Communications Inc.[1]	195,841	1,274,925
Cardiac Science Inc.[1]	291,164	1,272,387
Universal Display Corp.[1]	99,026	1,270,504
Ameron International Corp.	37,591	1,267,944
SBS Technologies Inc.[1]	82,012	1,267,906
Partners Trust Financial Group Inc.	37,057	1,267,720
SPSS Inc.[1]	69,154	1,265,518
Connecticut Water Service Inc.	44,706	1,265,180
Inverness Medical Innovations Inc.[1]	69,118	1,264,859
Terayon Communication Systems Inc.[1]	369,238	1,262,794
MRO Software Inc.[1]	108,674	1,262,792
MainSource Financial Group Inc.	35,249	1,262,619
Candela Corp.[1]	91,668	1,256,768
SJW Corp.	36,184	1,254,137
Aceto Corp.	79,714	1,252,307
Pulitzer Inc.	25,887	1,249,048
Zymogenetics Inc.[1]	80,742	1,247,464
TALK America Holdings Inc.[1]	147,030	1,245,344
Movado Group Inc.	41,510	1,242,809
Palatin Technologies Inc.[1]	298,022	1,242,752
CCC Information Services Group Inc.[1]	69,919	1,242,461
TRC Companies Inc.[1]	66,118	1,237,068
Great Lakes REIT Inc.	79,818	1,235,583
Baldwin & Lyons Inc. Class B	42,493	1,233,572
Avatar Holdings[1]	32,878	1,232,596
Rudolph Technologies Inc.[1]	65,783	1,232,116
Stamps.com Inc.	205,504	1,230,969
PennRock Financial Services Corp.	43,021	1,230,401
Mesa Air Group Inc.[1]	148,766	1,228,807
TeleTech Holdings Inc.[1]	196,031	1,227,154
InterCept Inc.[1]	100,511	1,225,229
Buckle Inc. (The)	42,134	1,220,201
Plug Power Inc.[1]	158,003	1,219,783
LSI Industries Inc.	100,285	1,219,466
Drew Industries Inc.[1]	34,751	1,219,065
Pathmark Stores Inc.[1]	152,714	1,218,658
Computer Network Technology Corp.[1]	152,322	1,218,576
Nelson (Thomas) Inc.	44,747	1,218,013
Proxim Corp. Class A1	687,574	1,217,006
First Place Financial Corp.	67,081	1,216,849
Tollgrade Communications Inc.[1]	76,221	1,216,487
Maxygen Inc.[1]	128,119	1,215,849
Middlesex Water Co.	58,707	1,215,235
Concurrent Computer Corp.[1]	351,310	1,212,019
Applica Inc.[1]	107,632	1,209,784
MarineMax Inc.[1]	45,522	1,209,520
Building Materials Holdings Corp.	68,866	1,208,598
GEO Group Inc. (The)[1]	52,423	1,205,729
SFBC International Inc.[1]	40,504	1,205,399
GulfMark Offshore Inc.[1]	76,601	1,203,402
Citizens Inc.[1]	161,355	1,202,095
Savient Pharmaceuticals Inc.[1]	317,688	1,200,861
Acadia Realty Trust	84,747	1,195,780
MSC.Software Corp.[1]	135,498	1,193,737
Entrust Inc.[1]	272,123	1,189,178
Verso Technologies Inc.[1]	711,296	1,187,864
Farmers Capital Bank Corp.	33,929	1,187,515
Lakeland Bancorp Inc.	72,112	1,186,964
PalmSource Inc.[1]	65,320	1,186,864
Kosan Biosciences Inc.[1]	112,079	1,184,675
Provident Bancorp Inc.	99,670	1,181,090
Asbury Automotive Group Inc.[1]	68,111	1,179,001
CardioDynamics International Corp.[1]	186,541	1,178,939
EPIQ Systems Inc.[1]	71,760	1,175,429
Mercantile Bank Corp.	33,000	1,171,500
Exult Inc.[1]	187,958	1,170,978
Global Power Equipment Group Inc.[1]	139,049	1,170,793
Consolidated-Tomoka Land Co.	31,514	1,169,800
Cascade Corp.	57,595	1,169,178
Citizens First Bancorp Inc.	48,371	1,168,643

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Semitool Inc.[1]	91,589	$1,166,844
EMS Technologies Inc.[1]	60,354	1,165,436
Charlotte Russe Holding Inc.[1]	63,646	1,164,722
Playtex Products Inc.[1]	167,942	1,160,479
Hudson Highland Group Inc.[1]	41,608	1,160,031
Hypercom Corp.[1]	145,847	1,158,025
USANA Health Sciences Inc.[1]	49,627	1,157,798
Herley Industries Inc.[1]	61,255	1,156,494
Federal Agricultural Mortgage Corp.[1]	44,124	1,156,490
Grace (W.R.) & Co.[1]	369,310	1,152,247
Yardville National Bancorp	46,573	1,150,353
Dura Automotive Systems Inc.[1]	86,353	1,147,631
Playboy Enterprises Inc. Class B1	81,743	1,146,037
Strattec Security Corp.[1]	18,085	1,145,142
PC-Tel Inc.[1]	110,352	1,139,936
Renaissance Learning Inc.	43,226	1,139,005
Keynote Systems Inc.[1]	88,340	1,136,936
TriPath Imaging Inc.[1]	123,930	1,135,199
Raven Industries Inc.	37,027	1,133,026
Quaker Chemical Corp.	44,599	1,132,815
Omega Healthcare Investors Inc.	104,117	1,131,752
BancFirst Corp.	20,390	1,130,422
Mission West Properties Inc.	85,314	1,130,411
Angelica Corp.	49,416	1,128,167
A.S.V. Inc.[1]	37,093	1,127,627
Trimeris Inc.[1]	76,399	1,126,885
LodgeNet Entertainment Corp.[1]	59,301	1,126,719
Southwest Water Co.	82,151	1,123,004
DJ Orthopedics Inc.[1]	43,405	1,122,019
Bassett Furniture Industries Inc.	56,546	1,121,307
Planar Systems Inc.[1]	78,798	1,121,296
AmericanWest Bancorporation[1]	56,731	1,118,168
Steven Madden Ltd.[1]	56,011	1,117,980
FNB Corp. (Virginia)	40,581	1,117,195
Gladstone Capital Corp.	49,550	1,114,379
Progenics Pharmaceuticals Inc.[1]	58,411	1,109,809
Sanfilippo (John B.) & Son Inc.[1]	30,219	1,109,037
Horizon Financial Corp.	59,887	1,103,717
TriCo Bancshares	29,501	1,102,747
First Oak Brook Bancshares Class A	36,056	1,100,069
AsiaInfo Holdings Inc.[1]	168,508	1,098,672
Patriot Bank Corp.	37,480	1,097,414
Aksys Ltd.[1]	168,720	1,094,993
Vital Sign Inc.	32,454	1,094,673
Sound Federal Bancorp Inc.	74,340	1,092,798
Volt Information Sciences Inc.[1]	44,693	1,092,297
United Industrial Corp.	57,659	1,092,061
Southside Bancshares Inc.	58,668	1,091,811
SeeBeyond Technology Corp.[1]	269,486	1,091,418
Capital Corporation of the West	27,794	1,087,579
Portal Software Inc.[1]	161,182	1,086,367
Financial Institutions Inc.	47,305	1,084,231
Kenneth Cole Productions Class A	31,787	1,083,937
NS Group Inc.[1]	82,903	1,077,739
Luminex Corp.[1]	118,870	1,075,774
Verint Systems Inc.[1]	34,775	1,074,548
Gorman-Rupp Co. (The)	41,412	1,072,571
Darling International Inc.[1]	313,576	1,066,158
Kensey Nash Corp.[1]	43,203	1,064,954
Standard Register Co. (The)	66,411	1,064,568
Boston Communications Group Inc.[1]	89,779	1,063,881
Berkshire Hills Bancorp Inc.	30,466	1,063,263
Bone Care International Inc.[1]	53,018	1,060,360
Tweeter Home Entertainment Group Inc.[1]	112,151	1,058,705
Ciphergen Biosystems Inc.[1]	126,944	1,057,444
Avant Immunotherapeutics Inc.[1]	419,240	1,056,485
Midland Co. (The)	42,336	1,056,283
MasTec Inc.[1]	111,517	1,056,066
Dendreon Corp.[1]	79,311	1,054,836
Rent-Way Inc.[1]	119,682	1,053,202
ABC Bancorp	55,374	1,049,336
Energy Conversion Devices Inc.[1]	107,069	1,049,276
Coastal Financial Corp.	64,324	1,045,263
Casella Waste Systems Inc. Class A1	71,863	1,044,888
Blue Rhino Corp.[1]	61,610	1,043,673
OshKosh B’Gosh Inc. Class A	44,601	1,043,663
Integral Systems Inc.	54,869	1,042,511
Bally Total Fitness Holding Corp.[1]	177,786	1,041,826
Closure Medical Corp.[1]	37,858	1,041,095
Coca-Cola Bottling Co. Consolidated	20,393	1,041,063
Wet Seal Inc. Class A1	125,778	1,037,669

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Southwest Bancorp Inc.	59,957	$1,037,256
Quidel Corp.[1]	157,355	1,036,969
Standard Commercial Corp.	55,869	1,036,370
Stoneridge Inc.[1]	71,811	1,035,515
PDF Solutions Inc.[1]	89,948	1,035,301
Capstead Mortgage Corp.	55,970	1,032,646
Drugstore.com Inc.[1]	191,794	1,031,852
DOV Pharmaceutical Inc.[1]	66,374	1,030,124
Willow Grove Bancorp Inc.	57,444	1,028,248
Department 56 Inc.[1]	69,343	1,024,890
iPayment Holdings Inc.[1]	30,810	1,024,741
Sun Bancorp Inc. (New Jersey)[1]	40,439	1,022,702
D&E Communications Inc.	72,969	1,020,836
National Presto Industries Inc.	26,328	1,020,473
American Physicians Capital Inc.[1]	48,821	1,020,359
Unifi Inc.[1]	230,057	1,019,153
Lufkin Industries Inc.	32,436	1,016,869
Aaon Inc.[1]	51,371	1,016,631
Universal Electronics Inc.[1]	76,974	1,016,057
Lifeline Systems Inc.[1]	53,681	1,014,034
KVH Industries Inc.[1]	70,164	1,011,063
Safety Insurance Group Inc.	53,161	1,010,059
1-800-FLOWERS.COM Inc.[1]	105,399	1,008,668
NIC Inc.[1]	166,994	1,008,644
SBA Communications Corp.[1]	259,395	1,006,453
Embarcadero Technologies Inc.[1]	77,800	998,952
Blair Corp.	37,481	998,869
HealthExtras Inc.[1]	86,820	996,694
Syntel Inc.	36,060	993,092
National Bankshares Inc.	19,729	992,566
Stanley Furniture Co. Inc.	25,474	989,155
Guilford Pharmaceuticals Inc.[1]	136,812	989,151
Sequa Corp. Class A1	20,020	988,988
Aftermarket Technology Corp.[1]	67,227	987,565
Shore Bancshares Inc.	30,257	986,378
Penn Engineering & Manufacturing Corp.	58,076	985,550
Kirkland’s Inc.[1]	60,338	985,320
NBC Capital Corp.	37,813	983,138
World Wrestling Entertainment Inc.	67,995	982,528
PDI Inc.[1]	38,816	981,657
McMoRan Exploration Co.[1]	66,327	981,640
MAPICS Inc.[1]	121,194	979,248
OMNOVA Solutions Inc.[1]	186,490	979,073
Collins & Aikman Corp.[1]	177,936	978,648
Lakeland Financial Corp.	28,938	977,236
Heartland Financial USA Inc.	52,370	976,701
Diversa Corp.[1]	109,675	971,720
Western Sierra Bancorp[1]	22,092	970,943
Bentley Pharmaceuticals Inc.[1]	80,640	968,486
Source Interlink Companies Inc.[1]	77,338	966,725
PRG-Schultz International Inc.[1]	219,396	965,342
MTC Technologies Inc.[1]	38,425	964,852
Digitas Inc.[1]	93,740	964,585
Metrologic Instruments Inc.[1]	41,151	962,933
CNA Surety Corp.[1]	87,007	961,427
Aether Systems Inc.[1]	206,487	960,165
First of Long Island Corp.	19,105	959,453
Columbia Bancorp	31,129	958,773
National Healthcare Corp.[1]	36,875	958,750
Intellisync Corp.[1]	290,970	957,291
Overland Storage Inc.[1]	56,423	956,370
MIM Corp.[1]	125,576	955,257
United Security Bancshares Inc.	36,089	954,554
CoBiz Inc.	46,625	952,549
Electro Rent Corp.	94,630	951,978
Immunomedics Inc.[1]	234,188	948,461
Dave & Buster’s Inc.[1]	62,724	943,996
Coastal Bancorp Inc.	22,772	941,622
Alliance Semiconductor Corp.[1]	123,291	938,245
Lightbridge Inc.[1]	158,755	936,654
Navigators Group Inc.[1]	32,453	933,997
Riviana Foods Inc.	33,433	932,781
Staar Surgical Co.[1]	103,841	931,454
Central Coast Bancorp[1]	50,357	925,058
OPNET Technologies Inc.[1]	61,948	923,645
Alloy Inc.[1]	191,869	920,971
IXYS Corp.[1]	97,887	920,138
Columbia Laboratories Inc.[1]	185,882	920,116
Bryn Mawr Bank Corp.	40,067	917,534
Hexcel Corp.[1]	125,956	916,960
Inet Technologies Inc.[1]	73,773	915,523

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
State Bancorp Inc.	37,925	$913,993
Theragenics Corp.[1]	169,814	913,599
Boykin Lodging Co.[1]	98,088	910,257
Neoware Systems Inc.[1]	88,628	910,210
Pain Therapeutics Inc.[1]	130,396	906,252
MedQuist Inc.[1]	57,349	902,673
Party City Corp.[1]	60,457	900,205
German American Bancorp	52,652	897,717
Net2Phone Inc.[1]	172,635	897,702
SEMCO Energy Inc.	158,386	896,465
La Jolla Pharmaceutical Co.[1]	323,603	893,144
CNB Financial Corp.	20,487	890,980
Medical Action Industries Inc.[1]	43,576	890,693
Del Laboratories Inc.[1]	26,812	890,158
Stratasys Inc.[1]	46,752	889,691
Lawson Products Inc.	27,232	888,036
OceanFirst Financial Corp.	35,618	887,957
Gene Logic Inc.[1]	175,715	887,361
GSI Commerce Inc.[1]	87,401	887,120
GB&T Bancshares Inc.	31,490	886,443
Summit Bancshares Inc.	29,411	885,271
Bebe Stores Inc.[1]	26,393	885,221
Medis Technologies Ltd.[1]	66,744	884,358
BroadVision Inc.[1]	144,226	884,105
White Electronic Designs Corp.[1]	115,560	884,034
Sipex Corp.[1]	140,302	883,903
Ducommun Inc.[1]	37,792	883,199
Charter Financial Corp.	22,259	876,337
Kansas City Life Insurance Co.	20,474	876,082
U.S. Physical Therapy Inc.[1]	63,425	875,265
Concord Camera Corp.[1]	138,619	870,527
CSS Industries Inc.	26,157	869,720
CPI Corp.	45,530	866,436
EnergySouth Inc.	24,795	865,569
Zhone Technologies Inc.[1]	220,985	859,632
Neose Technologies Inc.[1]	91,265	857,891
Exact Sciences Corp.[1]	110,122	855,648
Firstbank Corp.	31,995	851,067
Associated Estates Realty Corp.	92,576	848,922
LookSmart Ltd.[1]	430,772	848,621
Quality Systems Inc.[1]	18,649	847,224
Tier Technologies Inc. Class B1	79,231	846,979
DHB Industries Inc.[1]	114,904	846,842
Massbank Corp.	21,232	844,397
Hickory Tech Corp.	67,918	844,221
Penns Woods Bancorp Inc.	18,721	843,943
Wayne Bancorp Inc.	35,877	839,522
Shenandoah Telecommunications Co.	36,730	839,281
Lydall Inc.[1]	82,057	836,981
NetScout Systems Inc.[1]	108,533	834,619
Supertex Inc.[1]	50,025	834,417
Woodhead Industries Inc.	55,455	831,825
GA Financial Inc.	23,675	829,809
BancTrust Financial Group Inc.	47,269	827,207
Republic Bancorp Inc. Class A	42,332	824,205
National Processing Inc.[1]	43,374	824,106
Cherokee Inc.	35,057	822,402
LSB Bancshares Inc.	47,602	822,087
Group 1 Software Inc.[1]	50,490	821,977
Heritage Commerce Corp.[1]	62,962	818,506
Resource Bankshares Corp.	25,105	818,423
Option Care Inc.[1]	71,690	816,549
FloridaFirst Bancorp Inc.	30,235	815,740
American Mortgage Acceptance Corp.	45,189	815,661
Learning Tree International Inc.[1]	51,325	815,554
Center Financial Corp.	51,812	815,521
State Financial Services Corp. Class A	28,707	812,121
Advanced Marketing Services Inc.	81,991	811,711
Quixote Corp.	38,590	811,548
CEVA Inc.[1]	86,204	810,826
Summit America Television Inc.[1]	200,392	809,584
Aphton Corp.[1]	171,712	807,046
Cornell Companies Inc.[1]	69,748	806,984
QAD Inc.[1]	60,804	806,869
Synovis Life Technologies Inc.[1]	56,356	805,327
Sykes Enterprises Inc.[1]	135,305	805,065
Curative Health Services Inc.[1]	60,030	804,402
Smart & Final Inc.[1]	69,968	803,233
Virginia Commerce Bancorp Inc.[1]	26,848	802,755

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Chesapeake Utilities Corp.	31,299	$801,880
Gulf Island Fabrication Inc.	39,406	801,518
iGATE Corp.[1]	114,760	799,877
Bay View Capital Corp.	358,357	799,136
CFS Bancorp Inc.	54,482	798,161
Chicago Pizza & Brewery Inc.[1]	61,023	797,571
Dominion Homes Inc.[1]	20,947	797,033
Gerber Scientific Inc.[1]	117,060	796,008
Young Innovations Inc.	22,661	795,174
VitalWorks Inc.[1]	211,629	793,609
Pomeroy IT Solutions Inc.	54,685	792,933
Hooker Furniture Corp.	34,114	792,809
Centillium Communications Inc.[1]	175,397	792,794
Roxio Inc.[1]	177,165	791,928
E-LOAN Inc.[1]	254,076	790,176
Three-Five Systems Inc.[1]	120,443	788,902
First United Corp.	34,144	786,678
IMPAC Medical Systems Inc.[1]	34,864	784,440
Enstar Group Inc.[1]	16,982	783,549
M&F Worldwide Corp.[1]	57,150	782,384
First Defiance Financial Corp.	27,917	777,768
Sauer-Danfoss Inc.	56,853	777,181
Greene County Bancshares Inc.	34,593	775,921
C&F Financial Corp.	19,032	775,744
Princeton Review Inc. (The)[1]	89,698	774,991
Warwick Valley Telephone Co.	30,326	774,829
Aspect Medical Systems Inc.[1]	51,939	773,891
Nature’s Sunshine Products Inc.	52,104	773,223
CRIIMI MAE Inc.[1]	69,267	772,327
Infonet Services Corp. Class B1	387,778	771,678
Diodes Inc.[1]	35,242	768,628
Penn-America Group Inc.	52,349	767,436
Guess ? Inc.[1]	42,450	765,374
Raindance Communications Inc.[1]	268,188	764,336
Mail-Well Inc.[1]	169,928	759,578
NYFIX Inc.[1]	147,114	759,108
Martha Stewart Living Omnimedia Inc. Class A1	68,931	758,241
PennFed Financial Services Inc.	21,350	754,936
Drexler Technology Corp.[1]	55,087	754,692
Provident Financial Holdings Inc.	29,020	753,940
Sizeler Property Investors Inc.	64,712	753,248
SM&A1	68,251	751,444
Santander BanCorp	27,232	748,880
Exchange National Bancshares Inc.	23,487	744,538
Compucom Systems Inc.[1]	134,996	741,128
Digimarc Corp.[1]	59,889	740,827
Covenant Transport Inc. Class A1	41,064	740,384
Fargo Electronics[1]	65,341	738,353
Computer Horizons Corp.[1]	171,533	737,592
Stellent Inc.[1]	98,616	736,662
Yadkin Valley Bank & Trust Co.	43,906	735,426
PMA Capital Corp. Class A	120,581	731,927
Ambassadors Group Inc.	29,489	729,263
D&K Healthcare Resources Inc.	71,059	728,355
Insurance Auto Auctions Inc.[1]	49,457	718,610
Boston Beer Co. Inc. Class A1	38,909	716,704
Sigma Designs Inc.[1]	99,871	716,075
Sanders Morris Harris Group Inc.	59,358	710,515
Kana Software Inc.[1]	157,427	709,996
IBT Bancorp Inc.	14,681	705,422
Pegasus Communications Corp.[1]	18,399	705,418
NN Inc.	60,328	704,028
CollaGenex Pharmaceuticals Inc.[1]	52,649	701,285
Innovex Inc.[1]	103,011	699,445
Steinway Musical Instruments Inc.[1]	21,772	697,793
Superconductor Technologies Inc.[1]	302,554	695,874
Datastream Systems Inc.[1]	96,890	693,732
Columbia Bancorp (Oregon)	42,282	693,425
Camco Financial Corp.	42,210	690,978
Cantel Medical Corp.[1]	38,598	690,518
Triton PCS Holdings Inc. Class A1	125,158	687,117
NASB Financial Inc.	17,255	686,404
Trans World Entertainment Corp.[1]	72,084	683,356
Duratek Inc.[1]	42,915	682,778
Cholestech Corp.[1]	77,331	680,513
Citizens South Banking Corp.	50,047	679,638
Parkvale Financial Corp.	23,651	677,838
Marine Products Corp.	48,355	676,486
Medallion Financial Corp.	78,100	675,565
Seaboard Corp.	2,005	671,675
Clayton Williams Energy Inc.[1]	19,343	671,202

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
First South Bancorp Inc.	17,260	$669,688
Westfield Financial Inc.	27,194	669,516
First Consulting Group Inc.[1]	106,737	668,174
Bankrate Inc.[1]	33,516	667,304
Center Bancorp Inc.	42,180	666,866
TradeStation Group Inc.[1]	98,557	663,289
Virage Logic Corp.[1]	71,545	661,648
Computer Programs & Systems Inc.	34,815	661,485
National Health Realty Inc.	35,307	659,535
America’s Car-Mart Inc.[1]	24,442	658,712
Stepan Co.	28,834	658,569
Milacron Inc.	189,725	658,346
Pacific Union Bank	22,377	656,765
Westmoreland Coal Co.[1]	35,657	654,306
BHA Group Inc.	21,796	653,662
Powell Industries Inc.[1]	36,783	653,266
Paxson Communications Corp.[1]	167,294	652,447
Friedman’s Inc.	111,964	649,391
Great Atlantic & Pacific Tea Co.[1]	83,672	647,621
First M&F Corp.	19,141	644,860
Merchants Bancshares Inc.	22,610	644,611
Genencor International Inc.[1]	48,418	644,444
Commercial Bankshares Inc.	23,637	641,035
Security Bank Corp.	21,249	637,470
Eastern Virginia Bankshares	27,609	635,835
Kronos Worldwide Inc.	20,981	635,529
NetRatings Inc.[1]	57,413	634,414
American National Bankshares Inc.	25,829	633,585
PEC Solutions Inc.[1]	47,912	633,397
Royal Bancshares of Pennsylvania Class A	24,838	633,369
Deb Shops Inc.	24,539	630,898
First Citizens Banc Corp.	23,689	630,364
Ulticom Inc.[1]	61,360	629,554
CyberGuard Corp.[1]	63,914	629,553
Shoe Carnival Inc.[1]	40,567	628,383
Foothill Independent Bancorp	28,474	626,428
Finlay Enterprises Inc.[1]	34,760	626,028
Alico Inc.	19,614	625,667
Exactech Inc.[1]	33,912	623,981
Mothers Work Inc.[1]	23,398	623,557
FFLC Bancorp Inc.	23,055	620,410
Maritrans Inc.	39,449	619,744
Third Wave Technologies Inc.[1]	134,423	619,690
Register.com[1]	104,387	617,971
Oak Hill Financial Inc.	18,772	612,906
EverTrust Financial Group Inc.	33,558	612,098
Rex Stores Corp.[1]	38,823	611,074
Arena Pharmaceuticals Inc.[1]	93,963	610,759
RPC Inc.	54,722	609,603
Vitria Technology Inc.[1]	103,377	607,960
Pemstar Inc.[1]	166,109	606,298
MutualFirst Financial Inc.	25,115	604,518
Heritage Financial Corp.	28,831	602,280
Maui Land & Pineapple Co. Inc.[1]	17,349	601,316
Century Bancorp Inc. Class A	18,073	598,036
TransMontaigne Inc.[1]	97,991	597,745
Great American Financial Resources Inc.	37,835	596,280
Pantry Inc. (The)[1]	29,865	594,911
Financial Industries Corp.[1]	44,752	593,412
Sun Bancorp Inc. (Pennsylvania)	30,410	592,995
Arden Group Inc. Class A	7,827	590,938
Seabulk International Inc.[1]	66,363	590,631
CryoLife Inc.[1]	99,260	590,597
FNB Corp. (North Carolina)	27,693	590,138
Restoration Hardware Inc.[1]	118,452	588,706
Vastera Inc.[1]	151,511	587,863
Standard Motor Products Inc.	37,447	587,169
Weyco Group Inc.	16,035	587,041
American Land Lease Inc.	28,678	585,892
Franklin Financial Corp.	18,558	585,690
Bruker BioSciences Corp.[1]	115,625	579,281
General Binding Corp.[1]	34,065	579,105
Dril-Quip Inc.[1]	35,146	577,800
NL Industries Inc.	41,540	577,406
Schawk Inc.	42,928	574,377
Radiant Systems Inc.[1]	95,469	573,988
Perry Ellis International Inc.[1]	20,875	573,854
Sypris Solutions Inc.	33,726	573,342
PICO Holdings Inc.[1]	34,842	572,454
Meridian Bioscience Inc.	56,013	570,829

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
First Albany Companies Inc.	41,109	$568,949
Crown Media Holdings Inc.[1]	70,184	567,789
Star Scientific Inc.[1]	136,768	564,852
Durect Corp.[1]	165,861	563,927
Catapult Communications Corp.[1]	31,597	563,343
Osteotech Inc.[1]	87,031	561,350
ESB Financial Corp.	40,082	561,148
Independence Holding Co.	18,198	560,680
Gundle/SLT Environmental Inc.[1]	30,193	556,155
Lannett Co. Inc.[1]	33,248	555,242
Chronimed Inc.[1]	71,283	553,869
Tarragon Realty Investors Inc.[1]	38,859	553,741
P.A.M. Transportation Services Inc.[1]	31,986	553,358
Warwick Community Bancorp	16,497	552,650
Whitehall Jewellers Inc.[1]	60,459	552,595
Hi-Tech Pharmacal Co.[1]	27,921	545,856
Research Frontiers Inc.[1]	55,871	543,066
LNB Bancorp Inc.	26,120	538,594
DigitalThink Inc.[1]	227,140	538,322
Hollis-Eden Pharmaceuticals[1]	55,444	535,035
Ansoft Corp.[1]	37,040	534,117
Alamo Group Inc.	30,660	533,177
1-800 CONTACTS INC.[1]	30,239	532,509
ACLARA BioSciences Inc.[1]	135,472	531,050
Reading International Inc. Class A1	77,230	529,026
Nassda Corp.[1]	75,649	525,004
aaiPharma Inc.[1]	78,833	522,663
Ingles Markets Inc. Class A	48,479	519,065
Greenbrier Companies Inc.[1]	30,609	516,986
McLeodUSA Inc. Class A1	346,638	516,491
Petroleum Helicopters Inc.[1]	20,788	513,464
Sanchez Computer Associates Inc.[1]	78,087	510,689
Dover Downs Gaming & Entertainment Inc.	47,616	509,967
Repligen Corp.[1]	168,625	507,561
Vital Images Inc.[1]	50,199	503,998
PAB Bankshares Inc.	39,481	501,409
United Mobile Homes Inc.	31,113	501,230
MAIR Holdings Inc.[1]	54,465	497,810
APAC Customer Services Inc.[1]	167,719	494,771
Synplicity Inc.[1]	68,490	493,128
Material Sciences Corp.	44,596	490,556
Taylor Capital Group Inc.	21,266	490,181
Medical Staffing Network Holdings Inc.[1]	62,170	489,278
Neoforma Inc.[1]	44,606	484,867
Cavalry Bancorp Inc.	28,643	483,207
First Federal Financial of Kentucky	18,100	476,030
United Security Bancshares	19,057	470,708
Flag Financial Corp.	36,702	470,153
Dobson Communications Corp. Class A1	162,281	468,992
BRT Realty Trust	19,502	465,318
Greater Community Bancorp	28,838	464,003
MarketWatch.com Inc.[1]	33,226	463,170
Price Legacy Corporation[1]	26,986	460,111
Technical Olympic USA Inc.[1]	14,232	455,424
Horizon Offshore Inc.[1]	150,280	455,348
Donegal Group Inc. Class A	22,506	451,020
U.S. Xpress Enterprises Inc. Class A1	31,651	449,761
SAFLINK Corp.[1]	145,366	447,727
Inter Parfums Inc.	19,474	447,707
Pegasystems Inc.[1]	53,791	442,162
Centennial Communications Corp.[1]	64,556	436,399
Ambassadors International Inc.	33,305	434,630
Northern States Financial Corp.	16,199	431,217
Sierra Bancorp	28,433	430,760
Richardson Electronics Ltd.	35,191	426,163
ICT Group Inc.[1]	31,448	421,403
Specialty Laboratories Inc.[1]	38,895	420,066
Value Line Inc.	7,780	410,239
Beasley Broadcast Group Inc. Class A1	23,275	409,640
Ultimate Electronics Inc.[1]	61,658	402,627
Green Mountain Coffee Roasters Inc.[1]	19,766	398,483
AVI BioPharma Inc.[1]	129,879	393,533
Community Bank of Northern Virginia	23,049	392,985
National Beverage Corp.	41,106	391,329
Alteon Inc.[1]	215,457	387,823

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Shares	Value
Old Point Financial Corp.	12,815	$384,450
Carmike Cinemas Inc.[1]	10,203	380,276
Galyan’s Trading Co.[1]	37,786	380,127
Acme Communications Inc.[1]	47,591	377,873
FMS Financial Corp.	21,258	372,015
Mobius Management Systems Inc.[1]	40,599	370,669
United PanAm Financial Corp.[1]	22,566	360,830
Emerson Radio Corp.[1]	92,420	353,044
InteliData Technologies Corp.[1]	279,424	346,486
GTC Biotherapeutics Inc.[1]	154,576	340,067
United Capital Corp.	15,475	338,593
Ampco-Pittsburgh Corp.	26,111	337,093
Modtech Holdings Inc.[1]	44,303	328,285
Clean Harbors Inc.[1]	43,739	324,106
TheStreet.com Inc.[1]	70,833	322,290
Fairchild Corp. (The) Class A1	64,535	321,384
Dover Motorsports Inc.	82,642	318,172
Interland Inc.[1]	76,430	315,656
Crawford & Co. Class B	61,199	310,891
Novoste Corp.[1]	91,492	310,158
NYMAGIC Inc.	12,221	309,191
Mestek Inc.[1]	17,178	308,860
Liquidmetal Technologies[1]	95,917	305,975
Optical Communication Products Inc.[1]	90,933	299,170
Biopure Corp.[1]	188,488	297,811
PC Connection Inc.[1]	37,697	297,429
Hampshire Group Ltd.[1]	9,700	295,656
Systemax Inc.[1]	52,297	276,128
Wilsons The Leather Experts Inc.[1]	98,450	274,676
Cerus Corp.[1]	82,010	273,093
EMC Insurance Group Inc.	12,765	268,831
Boyds Collection Ltd. (The)[1]	105,686	265,272
Convera Corp.[1]	73,909	262,377
Alliance Imaging Inc.[1]	67,098	261,682
Omega Protein Corp.[1]	34,818	253,127
SimpleTech Inc.[1]	52,225	248,069
Newtek Business Services Inc.[1]	46,990	244,348
Metro One Telecommunications Inc.[1]	105,220	242,006
Digital Generation Systems Inc.[1]	160,137	241,807
Micro Therapeutics Inc.[1]	57,520	241,584
Retractable Technologies Inc.[1]	37,499	235,494
Orleans Homebuilders Inc.[1]	9,597	230,808
Blount International Inc.[1]	22,668	226,680
Nuance Communications Inc.[1]	32,224	211,067
Oneida Ltd.	82,372	201,811
Oneida Financial Corp.	14,020	196,280
Noland Co.	3,609	171,716
Dynacq Healthcare Inc.[1]	32,406	171,104
Hungarian Telephone and Cable Corp.[1]	18,592	169,001
Sirna Therapeutics Inc.[1]	40,232	162,940
Revlon Inc. Class A1	56,388	156,195
Atari Inc.[1]	45,662	155,707
Transcontinental Realty Investments Inc.[1]	9,151	132,781
Raytech Corp.[1]	41,350	119,088
American Realty Investors Inc.[1]	11,741	112,831
RCN Corp.[1]	307,085	89,055
Redback Networks Inc.[1]	12,011	75,670
Sports Resorts International Inc.[1]	8,724	34,111
PetroCorp Inc.[2]	26,106	—
WilTel Communications Group Inc.[2]	122,818	—

TOTAL COMMON STOCKS (Cost: $5,240,612,228)		5,276,884,489

SHORT-TERM INVESTMENTS – 19.49%

MONEY MARKET FUNDS – 7.35%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	266,600,259	266,600,259
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	94,961,278	94,961,278
BlackRock Temp Cash Money Market Fund[3]	4,444,935	4,444,935
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[3]	22,135,149	22,135,149

		388,141,621

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Principal	Value
FLOATING RATE NOTES – 3.97%

Beta Finance Inc.
1.05%, 05/20/04[3,5]	$4,316,422	$4,316,335
1.05%, 09/15/04[3,5]	8,632,843	8,632,450
1.06%, 10/12/04[3,5]	4,316,422	4,316,195
1.14%, 08/23/04[3,5]	4,316,422	4,317,876
CC USA Inc.
1.05%, 04/19/04[3,5]	3,798,451	3,798,442
1.06%, 05/24/04[3,5]	8,632,843	8,632,719
1.09%, 07/15/04[3,5]	4,316,422	4,316,868
1.51%, 02/15/05[3,5]	5,611,349	5,619,155
Dorada Finance Inc.
1.04%, 07/01/04[3]	3,021,494	3,013,552
1.05%, 05/20/04[3,5]	8,632,843	8,632,670
1.24%, 08/09/04[3]	2,158,211	2,158,095
1.48%, 01/18/05[3,5]	6,474,633	6,474,376
Five Finance Inc.
1.06%, 04/15/04[3,5]	4,316,422	4,316,422
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	8,632,843	8,632,843
Holmes Financing PLC
1.05%, 04/15/04[3]	863,284	863,284
K2 USA LLC
1.05%, 08/16/04[3,5]	2,158,211	2,158,090
1.05%, 09/27/04[3,5]	9,323,471	9,322,789
1.06%, 04/13/04[3]	4,316,422	4,316,415
1.06%, 05/17/04[3]	4,316,422	4,316,395
1.46%, 01/12/05[3,5]	4,316,422	4,316,084
Links Finance LLC
1.05%, 06/28/04[3]	4,316,422	4,316,215
1.06%, 05/04/04[3]	4,316,422	4,316,402
1.06%, 07/20/04[3]	3,453,137	3,452,929
Nationwide Building Society
1.09%, 07/23/04[3,5]	6,474,633	6,474,633
1.11%, 12/28/04[3,5]	8,632,843	8,632,843
Northern Rock PLC
1.11%, 01/13/05[3,5]	8,201,201	8,201,201
Permanent Financing PLC
1.04%, 03/10/05[3]	8,632,843	8,632,843
1.05%, 12/10/04[3]	4,316,422	4,316,422
Sigma Finance Inc.
1.05%, 07/01/04[3]	4,316,422	4,316,154
1.06%, 07/20/04[3]	4,316,422	4,316,163
1.09%, 10/07/04[3]	8,632,843	8,631,952
1.24%, 08/06/04[3]	2,158,211	2,158,136
Tango Finance Corp.
1.05%, 01/18/05[3,5]	3,798,451	3,798,144
1.06%, 07/15/04[3,5]	2,589,853	2,589,607
1.07%, 02/25/05[3,5]	4,834,392	4,833,521
1.10%, 07/06/04[3,5]	2,589,853	2,589,783
WhistleJacket Capital LLC
1.05%, 09/15/04[3,5]	4,316,422	4,316,028
1.32%, 02/04/05[3,5]	2,158,211	2,157,846
White Pine Finance LLC
1.04%, 08/26/04[3,5]	4,316,422	4,316,154
1.05%, 11/15/04[3,5]	5,179,706	5,179,706
1.06%, 04/20/04[3,5]	4,316,422	4,316,422
1.06%, 07/06/04[3,5]	5,179,706	5,179,575

		209,513,734
COMMERCIAL PAPER – 3.66%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	4,057,436	4,055,927
1.03%, 04/20/04[3]	4,316,421	4,314,075
1.03%, 04/23/04[3]	5,093,377	5,090,172
1.03%, 04/26/04[3]	4,316,421	4,313,334
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	3,496,301	3,492,900
Barton Capital Corp.
1.03%, 04/02/04[3]	4,498,488	4,498,360
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	2,589,853	2,588,239
1.03%, 05/21/04[3]	4,316,422	4,310,247
Corporate Asset Funding
1.05%, 05/21/04[3]	4,489,078	4,482,563
Corporate Receivables Corp.
1.03%, 04/07/04[3]	4,316,422	4,315,681
1.04%, 06/03/04[3]	8,632,842	8,617,132
Delaware Funding Corp.
1.03%, 04/02/04[3]	4,316,422	4,316,298
1.03%, 05/05/04[3]	6,481,797	6,475,492
1.03%, 05/21/04[3]	2,158,210	2,155,123

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[3]	$4,316,419	$4,294,227
Eureka Securitization Inc.
1.03%, 05/25/04[3]	1,726,568	1,723,901
1.04%, 04/14/04[3]	5,179,706	5,177,761
Falcon Asset Securitization
1.03%, 04/15/04[3]	[5],187,734	5,185,657
1.03%, 04/22/04[3]	5,093,377	5,090,317
1.03%, 04/30/04[3]	4,316,421	4,312,840
Galaxy Funding Inc.
1.05%, 05/17/04[3]	4,316,421	4,310,658
Gemini Securitization Corp.
1.03%, 04/20/04[3]	2,591,579	2,590,171
1.03%, 04/23/04[3]	4,988,661	4,985,521
1.03%, 04/30/04[3]	3,025,207	3,022,697
1.03%, 05/24/04[3]	2,158,210	2,154,938
1.04%, 04/19/04[3]	2,158,211	2,157,089
GIRO Funding US Corp.
1.05%, 05/19/04[3]	2,158,210	2,155,189
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	8,632,843	8,629,139
1.03%, 04/19/04[3]	11,654,338	11,648,337
1.03%, 04/28/04[3]	5,179,706	5,175,705
1.03%, 04/30/04[3]	7,353,024	7,346,923
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	3,024,603	3,023,991
1.05%, 04/05/04[3]	3,496,302	3,495,894
Polonius Inc.
1.04%, 05/21/04[3]	4,994,099	4,986,886
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	9,064,485	9,059,817
1.04%, 04/23/04[3]	9,927,769	9,921,460
1.04%, 05/20/04[3]	2,158,210	2,155,156
Receivables Capital Corp.
1.04%, 04/14/04[3]	3,798,451	3,797,025
Scaldis Capital LLC
1.05%, 06/30/04[3]	3,090,557	3,082,445
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	4,316,421	4,314,199
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	2,745,676	2,744,262
1.04%, 04/29/04[3]	3,888,232	3,885,088

		193,452,836
TIME DEPOSITS – 3.13%

Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	30,214,952	30,214,952
1.33%, 02/10/05[3]	4,316,422	4,315,862
1.39%, 02/02/05[3]	4,316,422	4,315,876
1.40%, 10/25/04[3]	8,632,843	8,632,109
Bank of New York
1.39%, 11/01/04[3]	8,632,843	8,632,338
Bank of Nova Scotia
1.24%, 10/07/04[3]	6,474,633	6,474,297
1.42%, 10/29/04[3]	6,474,633	6,474,913
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	6,474,633	6,474,129
1.38%, 11/22/04[3]	2,158,211	2,158,316
1.40%, 10/29/04[3]	8,632,843	8,632,719
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	12,949,265	12,949,265
Toronto-Dominion Bank
1.04%, 06/22/04[3]	2,158,211	2,158,211
1.22%, 03/23/05[3]	15,107,476	15,104,894
1.34%, 02/10/05[3]	3,453,137	3,452,690
1.41%, 11/01/04[3]	6,474,633	6,474,253
UBS Finance (Delaware)
1.06%, 04/01/04[3]	17,265,687	17,265,687
1.10%, 09/08/04[3]	8,632,838	8,590,638
1.11%, 12/17/04[3]	12,949,253	12,845,455

		165,166,604
REPURCHASE AGREEMENTS – 0.98%

Bank of America, NA
1.06%, 04/01/04[3]	17,265,687	17,265,687
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	34,531,374	34,531,374

		51,797,061

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.40%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	$6,474,632	$6,466,153
1.28%, 08/19/04[3]	3,453,135	3,435,948
Federal National Mortgage Association
1.28%, 08/20/04[3]	11,222,690	11,166,433

		21,068,534

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,029,140,390)		1,029,140,390

TOTAL INVESTMENTS IN SECURITIES – 119.42% (Cost: $6,269,752,618)		6,306,024,879

Other Assets, Less Liabilities – (19.42%)		(1,025,622,584)

NET ASSETS – 100.00%		$5,280,402,295

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.97%

Conexant Systems Inc.[1]	1,359,264	$8,373,066
Cytyc Corp.[1]	369,325	8,217,481
MGI Pharma Inc.[1]	115,426	7,070,997
Covance Inc.[1]	202,430	6,971,689
NBTY Inc.[1]	169,642	6,307,290
Accredo Health Inc.[1]	157,353	5,995,149
Cooper Companies Inc.	108,645	5,866,830
Pacific Sunwear of California Inc.[1]	232,776	5,712,323
UCBH Holdings Inc.	137,922	5,522,397
TECHNE Corp.[1]	134,257	5,479,028
Titan Corp. (The)[1]	262,641	5,302,722
Gen-Probe Inc.[1]	156,814	5,239,156
Alliance Gaming Corp.[1]	162,560	5,223,053
Affiliated Managers Group Inc.[1]	95,559	5,215,610
Hyperion Solutions Corp.[1]	125,608	5,206,452
IMC Global Inc.	356,879	5,103,370
Dade Behring Holdings Inc.[1]	113,326	5,040,740
Oshkosh Truck Corp.	90,151	5,021,411
Take-Two Interactive Software Inc.[1]	135,593	4,987,111
INAMED Corp.[1]	92,611	4,934,314
Brink’s Co. (The)	178,697	4,928,463
OSI Pharmaceuticals Inc.[1]	127,612	4,900,301
Evergreen Resources Inc.[1]	140,777	4,835,690
Plantronics Inc.[1]	132,064	4,834,863
Vitesse Semiconductor Corp.[1]	677,076	4,800,469
Roper Industries Inc.	99,408	4,796,436
RF Micro Devices Inc.[1]	566,109	4,789,282
Couer d’Alene Mines Corp.[1]	679,420	4,755,940
Martek Biosciences Corp.[1]	83,011	4,731,627
Novastar Financial Inc.	71,171	4,693,727
Western Wireless Corp. Class A1	199,930	4,672,364
Cymer Inc.[1]	119,709	4,621,964
Sybase Inc.[1]	219,876	4,615,197
Pediatrix Medical Group Inc.[1]	72,747	4,583,061
NII Holdings Inc. Class B1	130,688	4,578,001
Onyx Pharmaceuticals Inc.[1]	112,722	4,560,732
Avid Technology Inc.[1]	98,229	4,531,304
Akamai Technologies Inc.[1]	338,490	4,447,759
Medicines Co. (The)[1]	137,331	4,423,432
Semtech Corp.[1]	193,429	4,415,984
Sonic Corp.[1]	127,454	4,369,123
Ask Jeeves Inc.[1]	122,107	4,362,883
Patina Oil & Gas Corp.	165,261	4,338,101
W Holding Co. Inc.	228,747	4,275,281
AMR Corp.[1]	334,317	4,255,855
OmniVision Technologies Inc.[1]	155,835	4,255,854
New Century Financial Corp.	87,469	4,247,495
Nektar Therapeutics[1]	196,610	4,242,844
P.F. Chang’s China Bistro Inc.[1]	83,286	4,190,119
East West Bancorp Inc.	74,511	4,172,616
Varian Semiconductor Equipment Associates Inc.[1]	98,634	4,142,628
Hot Topic Inc.[1]	155,229	4,105,807
Strayer Education Inc.	35,082	4,103,542
CACI International Inc. Class A1	94,597	4,067,671
Sylvan Learning Systems Inc.[1]	114,976	4,036,807
LifePoint Hospitals Inc.[1]	123,377	3,990,012
Cerner Corp.[1]	88,140	3,983,047
Ligand Pharmaceuticals Inc. Class B1	198,119	3,982,192
Hilb, Rogal & Hamilton Co.	104,119	3,966,934
Tularik Inc.[1]	160,173	3,932,247
Flir Systems Inc.[1]	102,755	3,917,021
Quiksilver Inc.[1]	178,715	3,904,923
Urban Outfitters Inc.[1]	80,875	3,886,853
Varian Inc.[1]	96,404	3,872,549
Mentor Corp.	126,447	3,806,055
Trimble Navigation Ltd.[1]	165,792	3,801,611
Landstar System Inc.[1]	90,774	3,716,288
Tractor Supply Co.[1]	95,848	3,711,235
Cognex Corp.	111,604	3,710,833
SCP Pool Corp.[1]	98,446	3,668,098
AMERIGROUP Corp.[1]	78,799	3,601,114
Mentor Graphics Corp.[1]	200,245	3,568,366
Panera Bread Co. Class A1	91,582	3,564,371
VCA Antech Inc.[1]	99,604	3,548,891
CEC Entertainment Inc.[1]	102,265	3,548,578
Tetra Tech Inc.[1]	165,103	3,543,110
Toro Co.	57,058	3,537,596
Southwest Bancorp of Texas Inc.	93,071	3,511,569
Waste Connections Inc.[1]	87,687	3,489,943

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Unit Corporation[1]	126,358	$3,464,736
Vicuron Pharmaceuticals Inc.[1]	152,133	3,461,026
CNET Networks Inc.[1]	332,707	3,436,863
Alkermes Inc.[1]	211,675	3,384,683
Telik Inc.[1]	125,226	3,361,066
Pennsylvania Real Estate Investment Trust	88,595	3,336,488
PETCO Animal Supplies Inc.[1]	117,943	3,323,634
TrustCo Bank Corp. NY	245,307	3,301,832
Lexar Media Inc.[1]	198,632	3,289,346
Skyworks Solutions Inc.[1]	281,888	3,286,814
Andrew Corp.[1]	186,756	3,268,230
Maverick Tube Corp.[1]	137,968	3,249,146
CLARCOR Inc.	73,308	3,236,548
Kroll Inc.[1]	118,791	3,189,538
F5 Networks Inc.[1]	94,182	3,188,061
Kronos Inc.[1]	97,814	3,181,889
FileNET Corp.[1]	118,608	3,160,903
Thor Industries Inc.	117,668	3,160,562
Wintrust Financial Corp.	64,901	3,156,136
NDCHealth Corp.	114,730	3,114,920
Matthews International Corp. Class A	93,789	3,113,795
RSA Security Inc.[1]	165,191	3,103,939
Fred’s Inc.	127,179	3,086,634
Scientific Games Corp. Class A1	162,266	3,037,620
United Natural Foods Inc.[1]	63,067	3,032,892
ILEX Oncology Inc.[1]	126,249	3,019,876
CAL Dive International Inc.[1]	115,492	2,983,158
EarthLink Inc.[1]	336,123	2,978,050
Navigant Consulting Co.[1]	147,206	2,977,977
CMGI Inc.[1]	1,215,440	2,977,828
Engineered Support Systems Inc.	60,925	2,972,531
Airtran Holdings Inc.[1]	249,877	2,968,539
LTX Corp.[1]	195,952	2,958,875
CSG Systems International Inc.[1]	172,170	2,957,881
MacDermid Inc.	83,572	2,940,899
Cost Plus Inc.[1]	70,426	2,940,285
NPS Pharmaceuticals Inc.[1]	102,400	2,923,520
American Eagle Outfitters Inc.[1]	108,179	2,916,506
Penn National Gaming Inc.[1]	101,360	2,916,127
Diagnostic Products Corp.	67,080	2,904,564
Dionex Corp.[1]	54,862	2,896,714
Resources Connection Inc.[1]	64,854	2,861,294
Parametric Technology Corp.[1]	632,675	2,859,691
Texas Regional Bancshares Inc. Class A	67,019	2,851,658
Emmis Communications Corp.[1]	119,504	2,845,390
Aeroflex Inc.[1]	211,048	2,840,706
Southwestern Energy Co.[1]	117,012	2,822,329
Cathay General Bancorp	42,746	2,813,542
Rogers Corp.[1]	52,507	2,802,299
Openwave Systems Inc.[1]	209,312	2,792,222
Sierra Health Services Inc.[1]	76,678	2,791,079
Tekelec[1]	167,630	2,780,982
Inveresk Research Group Inc.[1]	97,550	2,772,371
Align Technology Inc.[1]	145,550	2,766,905
Transaction Systems Architects Inc. Class A1	119,238	2,759,167
Commonwealth Telephone Enterprises Inc.[1]	67,251	2,757,964
Sybron Dental Specialties Inc.[1]	100,772	2,746,037
Owens & Minor Inc.	108,453	2,743,861
AtheroGenics Inc.[1]	119,967	2,743,645
Brooks Automation Inc.[1]	130,369	2,735,142
Hollinger International Inc.	138,136	2,735,093
Pacific Capital Bancorp	68,042	2,699,226
Rare Hospitality International Inc.[1]	97,161	2,696,218
Select Medical Corp.	161,358	2,694,679
Intergraph Corp.[1]	111,192	2,688,623
Fossil Inc.[1]	79,456	2,649,858
Yankee Candle Co. Inc. (The)[1]	95,954	2,646,411
Sonus Networks Inc.[1]	708,416	2,628,223
KV Pharmaceuticals Co.[1]	106,468	2,614,854
Power Integrations Inc.[1]	88,994	2,610,194
Headwaters Inc.[1]	101,691	2,605,323
MICROS Systems Inc.[1]	57,404	2,591,791
NetFlix Inc.[1]	75,326	2,570,123
Dick’s Sporting Goods Inc.[1]	44,059	2,561,590
Cabot Microelectronics Corp.[1]	60,594	2,559,491
Shuffle Master Inc.[1]	54,784	2,546,908
Trust Co. of New Jersey (The)	61,008	2,532,442
Watson Wyatt & Co. Holdings[1]	99,882	2,521,022

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Macrovision Corp.[1]	134,945	$2,520,773
Cumulus Media Inc. Class A1	125,119	2,501,129
Ariba Inc.[1]	883,865	2,492,499
eResearch Technology Inc.[1]	88,341	2,477,965
Washington Real Estate Investment Trust	76,296	2,475,805
WebEx Communications Inc.[1]	82,839	2,462,803
Micrel Inc.[1]	184,404	2,461,793
Catalina Marketing Corp.[1]	126,309	2,449,132
Kos Pharmaceuticals Inc.[1]	60,043	2,446,152
Christopher & Banks Corp.	115,785	2,444,221
VISX Inc.[1]	125,054	2,441,054
Olin Corp.	136,750	2,440,988
Lattice Semiconductor Corp.[1]	278,734	2,433,348
Impax Laboratories Inc.[1]	108,654	2,430,590
DSP Group Inc.[1]	94,418	2,429,375
Priority Healthcare Corp. Class B1	113,775	2,422,270
SafeNet Inc.[1]	64,416	2,418,175
Boyd Gaming Corp.	105,438	2,413,476
Nordson Corp.	64,218	2,405,606
Simpson Manufacturing Co. Inc.[1]	48,898	2,393,557
Aeropostale Inc.[1]	65,965	2,391,891
Winnebago Industries Inc.	76,468	2,383,508
Community First Bankshares Inc.	74,094	2,381,381
Vertex Pharmaceuticals Inc.[1]	252,590	2,379,398
Wilson Greatbatch Technologies Inc.[1]	65,502	2,376,413
ProAssurance Corp.[1]	67,863	2,375,205
Harland (John H.) Co.	76,322	2,375,141
Hollywood Entertainment Corp.[1]	174,988	2,372,837
Jarden Corp.[1]	66,725	2,369,405
Tupperware Corp.	132,887	2,366,717
Too Inc.[1]	112,434	2,355,492
Silicon Image Inc.[1]	228,501	2,353,560
CVB Financial Corp.	113,063	2,347,188
United Online Inc.[1]	140,632	2,342,929
Advanced Medical Optics Inc.[1]	95,501	2,330,224
ATMI Inc.[1]	88,226	2,322,108
Advanced Digital Information Corp.[1]	203,926	2,320,678
Zoran Corp.[1]	133,495	2,317,473
Power-One Inc.[1]	208,759	2,308,875
Grey Wolf Inc.[1]	554,325	2,294,906
ProQuest Co.[1]	78,260	2,282,844
Hercules Inc.[1]	198,679	2,280,835
Silicon Storage Technology Inc.[1]	175,400	2,269,676
Connetics Corp.[1]	102,123	2,264,067
FTI Consulting Inc.[1]	135,631	2,259,612
Champion Enterprises Inc.[1]	211,081	2,237,459
Applera Corp. – Celera Genomics Group[1]	153,922	2,233,408
ADVO Inc.	69,173	2,228,754
Harmonic Inc.[1]	229,932	2,218,844
Baldor Electric Co.	96,353	2,214,192
Enzon Pharmaceuticals Inc.[1]	143,087	2,207,832
Entegris Inc.[1]	173,790	2,200,181
Progress Software Corp.[1]	91,264	2,189,423
Symyx Technologies Inc.[1]	76,257	2,184,000
Harleysville National Corp.	78,292	2,178,866
Advanced Neuromodulation Systems Inc.[1]	59,747	2,156,269
Checkpoint Systems Inc.[1]	113,598	2,147,002
United Community Banks Inc.	60,076	2,141,109
Therasense Inc.[1]	79,260	2,136,850
Boston Private Financial Holdings Inc.	76,249	2,134,972
R&G Financial Corp. Class B	61,779	2,133,847
Grey Global Group Inc.	3,091	2,132,790
CARBO Ceramics Inc.	33,818	2,128,843
Digital Insight Corp.[1]	102,471	2,123,199
Ascential Software Corp.[1]	96,620	2,117,910
Borland Software Corp.[1]	232,994	2,115,587
Quest Software Inc.[1]	129,302	2,114,088
Littelfuse Inc.[1]	56,681	2,108,533
American Healthways Inc.[1]	86,201	2,105,028
Delta & Pine Land Co.	84,227	2,101,464
Digital River Inc.[1]	89,537	2,096,061
Brady Corp. Class A	55,003	2,094,514
Oceaneering International Inc.[1]	68,651	2,090,423
Helix Technology Corp.	85,946	2,084,191
InVision Technologies Inc.[1]	41,307	2,051,719
Dime Community Bancshares	100,396	2,043,059

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
InfoSpace Inc.[1]	52,324	$2,033,834
CUNO Inc.[1]	45,089	2,023,594
Taubman Centers Inc.	79,778	2,008,012
Manhattan Associates Inc.[1]	71,764	1,995,039
Wabash National Corp.[1]	84,498	1,994,153
Select Comfort Corp.[1]	72,193	1,991,805
Odyssey Healthcare Inc.[1]	105,272	1,984,377
Heartland Express Inc.	87,053	1,983,067
Teledyne Technologies Inc.[1]	105,929	1,980,872
AmSurg Corp.[1]	87,035	1,976,565
IDX Systems Corp.[1]	56,793	1,965,038
Thoratec Corp.[1]	157,014	1,961,105
American Italian Pasta Co. Class A	49,095	1,960,363
Integra LifeSciences Holdings Corp.[1]	63,519	1,944,952
Pixelworks Inc.[1]	113,446	1,943,330
ANSYS Inc.[1]	48,767	1,938,001
TriQuint Semiconductor Inc.[1]	265,323	1,936,858
Idex Corp.	44,234	1,923,294
United Surgical Partners International Inc.[1]	56,644	1,922,497
Kulicke & Soffa Industries Inc.[1]	163,745	1,919,091
Websense Inc.[1]	64,702	1,915,826
Knight Transportation Inc.[1]	79,892	1,915,810
Internet Security Systems Inc.[1]	108,587	1,915,475
Informatica Corp.[1]	222,320	1,909,729
Perot Systems Corp. Class A1	143,499	1,908,537
Nabi Biopharmaceuticals[1]	121,927	1,895,965
InterVoice-Brite Inc.[1]	112,304	1,894,568
Sotheby’s Holdings Inc. Class A1	146,749	1,885,725
Hutchinson Technology Inc.[1]	67,062	1,881,760
Flagstar Bancorp Inc.	73,318	1,880,607
Choice Hotels International Inc.	41,915	1,875,277
MicroStrategy Inc. Class A1	35,133	1,872,589
Adolor Corp.[1]	124,057	1,864,577
Arrow International Inc.	62,092	1,855,930
Joy Global Inc.	65,759	1,845,855
Transmeta Corp.[1]	466,031	1,845,483
Inter-Tel Inc.	61,221	1,840,303
Bright Horizons Family Solutions Inc.[1]	38,974	1,838,014
Secure Computing Corp.[1]	111,927	1,830,006
Priceline.com Inc.[1]	67,839	1,828,939
Veeco Instruments Inc.[1]	65,184	1,828,411
Invacare Corp.	39,985	1,804,923
Multimedia Games Inc.[1]	72,925	1,804,165
MGE Energy Inc.	58,470	1,803,800
Pinnacle Systems Inc.[1]	199,472	1,801,232
Atrix Laboratories Inc.[1]	70,627	1,800,988
American Medical Systems Holdings Inc.[1]	67,782	1,796,223
Georgia Gulf Corp.	59,526	1,794,709
CoStar Group Inc.[1]	48,572	1,791,821
Labor Ready Inc.[1]	131,731	1,781,003
Mercury Computer Systems Inc.[1]	69,598	1,774,749
Anteon International Corp.[1]	61,305	1,771,101
K-Swiss Inc. Class A	72,293	1,769,010
Beverly Enterprises Inc.[1]	275,949	1,766,074
Centene Corp.[1]	57,511	1,759,261
FEI Co.[1]	80,428	1,757,352
Keane Inc.[1]	111,540	1,755,640
Benchmark Electronics Inc.[1]	55,695	1,753,279
Guitar Center Inc.[1]	46,602	1,730,798
Encysive Pharmaceuticals Inc.[1]	168,159	1,728,675
MKS Instruments Inc.[1]	71,981	1,728,264
EGL Inc.[1]	95,711	1,718,970
Tetra Technologies Inc.[1]	65,679	1,716,192
Photon Dynamics Inc.[1]	52,592	1,716,077
Federal Signal Corp.	86,402	1,715,080
BARRA Inc.	48,975	1,713,635
TIBCO Software Inc.[1]	209,385	1,710,675
Salix Pharmaceuticals Ltd.[1]	58,708	1,703,706
Wind River Systems Inc.[1]	152,960	1,693,267
Aspect Communications Corp.[1]	107,989	1,692,188
Enterasys Networks Inc.[1]	668,699	1,691,808
Genta Inc.[1]	160,995	1,690,447
PolyMedica Corp.	63,028	1,690,411
ScanSource Inc.[1]	35,172	1,686,146
Quicksilver Resources Inc.[1]	43,140	1,672,106
Epicor Software Corp.[1]	125,016	1,658,962

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Ventana Medical Systems Inc.[1]	40,480	$1,658,061
ElkCorp	60,755	1,645,853
Hecla Mining Co.[1]	194,892	1,639,042
Actel Corp.[1]	72,306	1,636,285
WFS Financial Inc.	37,748	1,635,243
Gymboree Corp.[1]	97,266	1,631,151
Pacer International Inc.[1]	73,726	1,624,921
eSpeed, Inc.[1]	77,459	1,623,541
Global Imaging Systems Inc.[1]	48,744	1,619,276
Rollins Inc.	62,775	1,617,712
InterMune Inc.[1]	82,390	1,604,957
M/I Schottenstein Homes Inc.	33,892	1,602,414
Superior Energy Services Inc.[1]	158,196	1,594,616
Wright Medical Group Inc.[1]	51,829	1,591,150
Cray Inc.[1]	238,727	1,582,760
Essex Property Trust Inc.	24,116	1,579,598
Corvis Corp.[1]	821,753	1,577,766
Cyberonics Inc.[1]	65,771	1,575,873
Merit Medical Systems Inc.[1]	72,533	1,569,614
BioMarin Pharmaceutical Inc.[1]	208,668	1,569,183
Vignette Corp.[1]	757,547	1,568,122
Dendrite International Inc.[1]	97,768	1,564,288
Sinclair Broadcast Group Inc. Class A1	125,118	1,563,975
Movie Gallery Inc.	79,671	1,560,755
CharterMac	62,927	1,559,331
Tuesday Morning Corp.[1]	45,234	1,558,764
CV Therapeutics Inc.[1]	102,629	1,552,777
Intuitive Surgical Inc.[1]	91,085	1,548,445
Ultratech Inc.[1]	66,312	1,545,733
WMS Industries Inc.[1]	49,838	1,544,978
Activision Inc.[1]	97,539	1,543,067
Eclipsys Corp.[1]	114,404	1,542,166
Sapient Corp.[1]	255,572	1,541,099
CKE Restaurant Inc.[1]	155,473	1,539,183
American Home Mortgage Investment Corp.	53,413	1,538,294
Ferro Corp.	58,669	1,534,194
Genesis Microchip Inc.[1]	91,528	1,534,009
Magma Design Automation Inc.[1]	73,280	1,532,285
Regeneron Pharmaceuticals Inc.[1]	112,718	1,530,710
SERENA Software Inc.[1]	75,208	1,530,483
Mykrolis Corp.[1]	107,055	1,526,604
Mindspeed Technologies Inc.[1]	233,474	1,524,585
Extreme Networks Inc.[1]	211,122	1,522,190
Wolverine World Wide Inc.	63,031	1,520,938
Digene Corp.[1]	43,869	1,507,339
FuelCell Energy Inc.[1]	110,933	1,504,251
Wausau-Mosinee Paper Corp.	106,713	1,503,586
Oriental Financial Group Inc.	47,103	1,500,231
Discovery Laboratories Inc.[1]	122,705	1,495,774
Crompton Corp.	234,163	1,493,960
CIMA Labs Inc.[1]	47,318	1,487,205
ScanSoft Inc.[1]	265,456	1,483,899
Wabtec Corp.	104,068	1,481,928
Golden Telecom Inc.	43,424	1,477,719
Kyphon Inc.[1]	61,592	1,472,665
Independent Bank Corp. (Michigan)	52,837	1,472,039
Lone Star Technologies Inc.[1]	82,903	1,464,896
Exar Corp.[1]	78,778	1,457,393
Rayovac Corp.[1]	50,938	1,456,827
Plexus Corp.[1]	81,871	1,456,485
Axcelis Technologies Inc.[1]	130,738	1,453,807
PalmOne Inc.[1]	68,061	1,453,783
Myriad Genetics Inc.[1]	89,309	1,448,592
C-COR.net Corp.[1]	103,290	1,448,126
Possis Medical Inc.[1]	51,417	1,446,360
autobytel.com Inc.[1]	109,360	1,443,552
Investment Technology Group Inc.[1]	94,345	1,443,479
Selective Insurance Group Inc.	41,070	1,440,325
Noven Pharmaceuticals Inc.[1]	67,026	1,439,048
SuperGen Inc.[1]	112,359	1,438,195
ARIAD Pharmaceuticals Inc.[1]	150,770	1,426,284
webMethods Inc.[1]	151,106	1,420,396
Advent Software Inc.[1]	75,949	1,420,246
Coherent Inc.[1]	53,849	1,415,690
Cabot Oil & Gas Corp.	46,238	1,413,033
Micromuse Inc.[1]	180,068	1,404,530
Sycamore Networks Inc.[1]	344,215	1,404,397
Perrigo Co.	69,654	1,396,563
Exelixis Inc.[1]	162,346	1,388,058

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Identix Inc.[1]	239,717	$1,385,325
Sohu.com Inc.[1]	55,629	1,384,606
Serologicals Corp.[1]	67,738	1,381,855
United Therapeutics Inc.[1]	57,604	1,372,703
Viasat Inc.[1]	55,164	1,372,480
Hibbet Sporting Goods Inc.[1]	35,953	1,371,247
Frontier Oil Corp.	70,614	1,368,499
Glimcher Realty Trust	50,348	1,364,431
Umpqua Holdings Corp.	67,547	1,363,774
Remington Oil & Gas Corp.[1]	68,975	1,362,256
PTEK Holdings Inc.[1]	147,841	1,358,659
ArthroCare Corp.[1]	58,613	1,354,546
Retek Inc.[1]	177,967	1,345,431
Xicor Inc.[1]	87,740	1,335,403
Powerwave Technologies Inc.[1]	171,182	1,335,220
Mediacom Communications Corp.[1]	165,584	1,327,984
Kopin Corp.[1]	229,614	1,327,169
OraSure Technologies Inc.[1]	127,934	1,325,396
CSK Auto Corp.[1]	73,026	1,322,501
Agile Software Corp.[1]	150,788	1,319,395
Vector Group Ltd.	77,022	1,309,374
Korn/Ferry International[1]	81,778	1,308,448
Cell Therapeutics Inc.[1]	153,825	1,301,359
Stratex Networks Inc.[1]	272,719	1,295,415
Electronics Boutique Holdings Corp.[1]	43,981	1,291,282
Artisan Components Inc.[1]	57,561	1,283,035
Steel Dynamics Inc.[1]	50,847	1,259,989
StarTek Inc.	34,657	1,259,435
Itron Inc.[1]	67,365	1,253,663
Asyst Technologies Inc.[1]	151,704	1,248,524
Harbor Florida Bancshares Inc.	43,106	1,247,488
ChipPAC Inc. Class A1	157,694	1,247,360
WD-40 Co.	35,630	1,247,050
Enzo Biochem Inc.[1]	73,977	1,245,033
Suffolk Bancorp	36,343	1,244,748
aQuantive, Inc.[1]	129,635	1,244,496
j2 Global Communications Inc.[1]	55,068	1,242,334
Old Dominion Freight Line Inc.[1]	36,859	1,242,148
Cleveland-Cliffs Inc.[1]	18,927	1,238,394
Penn Virginia Corp.	20,434	1,238,300
ExpressJet Holdings Inc.[1]	99,513	1,237,942
Orbital Sciences Corp.[1]	98,526	1,234,531
BioLase Technology Inc.[1]	70,368	1,232,144
Photronics Inc.[1]	69,160	1,226,898
Newpark Resources Inc.[1]	235,247	1,223,284
SureWest Communications	45,462	1,217,927
Oakley Inc.	81,934	1,215,901
Geron Corp.[1]	128,696	1,209,742
Plains Resource Inc.[1]	66,387	1,206,916
Kaydon Corp.	43,773	1,205,071
Mattson Technology Inc.[1]	100,550	1,202,578
SeaChange International Inc.[1]	78,451	1,200,300
S&T Bancorp Inc.	39,793	1,196,178
Opsware Inc.[1]	158,037	1,194,760
Inspire Pharmaceuticals Inc.[1]	92,745	1,194,556
Hydril[1]	45,590	1,194,458
Credence Systems Corp.[1]	100,387	1,192,598
Pre-Paid Legal Services Inc.[1]	48,702	1,192,225
Tyler Technologies Inc.[1]	122,581	1,190,262
Ameristar Casinos Inc.[1]	35,240	1,189,315
Wireless Facilities Inc.[1]	107,688	1,185,645
Forward Air Corp.[1]	36,034	1,184,438
Harris Interactive Inc.[1]	140,304	1,182,763
St. Mary Land & Exploration Co.	35,295	1,179,912
Dot Hill Systems Corp.[1]	117,406	1,176,408
Tanox Inc.[1]	78,826	1,173,719
Advisory Board Co. (The)[1]	31,956	1,167,992
Children’s Place Retail Stores Inc. (The)[1]	37,709	1,167,848
Jill (J.) Group Inc. (The)[1]	56,859	1,166,747
Sterling Bancshares Inc.	87,125	1,166,604
CTI Molecular Imaging Inc.[1]	79,915	1,165,960
Hooper Holmes Inc.	186,719	1,165,127
Gevity HR Inc.	39,846	1,163,503
Superior Industries International Inc.	32,614	1,155,840
PrivateBancorp Inc.	22,375	1,154,103
At Road Inc.[1]	93,950	1,152,766
Aaron Rents Inc.	46,141	1,148,449
Immucor Inc.[1]	63,307	1,147,123
ESCO Technologies Inc.[1]	24,853	1,146,220

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Isis Pharmaceuticals Inc.[1]	146,764	$1,138,889
Coinstar Inc.[1]	71,737	1,138,466
Papa John’s International Inc.[1]	33,613	1,137,464
Old Second Bancorp Inc.	22,040	1,133,297
Advanced Energy Industries Inc.[1]	55,460	1,130,829
Administaff Inc.[1]	64,838	1,130,126
Zoll Medical Corp.[1]	28,113	1,123,958
AC Moore Arts & Crafts Inc.[1]	41,608	1,123,416
Epix Medical Inc.[1]	54,088	1,122,326
Microsemi Corp.[1]	80,856	1,106,110
Euronet Worldwide Inc.[1]	58,157	1,105,565
City Holding Co.	32,188	1,104,048
Main Street Banks Inc.	40,319	1,102,321
Linens ‘n Things Inc.[1]	31,115	1,101,782
Gentiva Health Services Inc.[1]	71,069	1,100,859
Biosite Inc.[1]	34,334	1,097,658
California Pizza Kitchen Inc.[1]	54,873	1,097,460
TiVo Inc.[1]	123,141	1,094,723
LabOne Inc.[1]	35,999	1,094,370
Westcorp Inc.	24,820	1,093,817
Presstek Inc.[1]	100,482	1,093,244
Spanish Broadcasting System Inc. Class A1	104,587	1,092,934
Alaris Medical Systems Inc.[1]	58,512	1,091,249
Speedway Motorsports Inc.	35,964	1,090,069
GrafTech International Ltd.[1]	72,866	1,089,347
Independent Bank Corp. (Massachusetts)	35,925	1,088,887
U.S.I. Holdings Corp.[1]	73,552	1,087,834
Alabama National Bancorp	19,587	1,087,470
Cepheid Inc.[1]	116,768	1,087,110
Portfolio Recovery Associates Inc.[1]	40,308	1,085,898
Transkaryotic Therapies Inc.[1]	63,219	1,084,838
SupportSoft Inc.[1]	97,335	1,071,658
Comtech Telecommunications Corp.[1]	46,152	1,070,726
Sports Authority Inc. (The)[1]	26,665	1,068,733
Able Laboratories Inc.[1]	54,722	1,068,721
Westell Technologies Inc. Class A1	146,292	1,067,932
United Stationers Inc.[1]	25,243	1,062,730
ICU Medical Inc.[1]	34,973	1,062,130
Silgan Holdings Inc.[1]	23,202	1,061,027
W-H Energy Services Inc.[1]	73,227	1,059,595
Daktronics Inc.[1]	46,870	1,057,856
Arch Coal Inc.	33,523	1,052,287
Kelly Services Inc. Class A	35,516	1,051,629
7-Eleven Inc.[1]	69,204	1,049,825
Manufactured Home Communities Inc.	29,703	1,048,516
Echelon Corp.[1]	93,005	1,048,166
Alexander’s Inc.[1]	6,515	1,042,400
Packeteer Inc.[1]	78,957	1,042,232
Keystone Automotive Industries Inc.[1]	37,991	1,039,434
SRA International Inc. Class A1	28,048	1,036,093
MatrixOne Inc.[1]	142,276	1,032,924
Mueller Industries Inc.	30,361	1,031,970
Casual Male Retail Group Inc.[1]	99,742	1,031,332
VistaCare Inc. Class A1	38,045	1,027,976
POZEN Inc.[1]	74,343	1,027,420
Chattem Inc.[1]	39,636	1,027,365
Sandy Spring Bancorp Inc.	28,305	1,026,905
Ceradyne Inc.[1]	28,358	1,025,142
infoUSA Inc.[1]	97,224	1,021,824
Omnicell Inc.[1]	51,562	1,021,443
Prima Energy Corp.[1]	29,497	1,019,121
World Acceptance Corp.[1]	51,784	1,010,306
Lionbridge Technologies Inc.[1]	103,732	1,009,312
Sharper Image Corp.[1]	30,955	1,008,514
FreeMarkets Inc.[1]	122,336	1,006,825
Bowne & Co. Inc.	58,851	1,006,352
SonoSite Inc.[1]	47,035	1,003,257
Laserscope1	50,512	999,127
North Pittsburgh Systems Inc.	49,559	997,623
MB Financial Inc.	25,564	996,740
Monolithic System Technology Inc.[1]	74,299	994,864
Per-Se Technologies Inc.[1]	88,664	993,037
X-Rite Inc.	66,650	992,419
Intrado Inc.[1]	51,287	992,403
Manugistics Group Inc.[1]	144,626	990,688

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Cascade Bancorp	43,042	$988,675
ON Semiconductor Corp.[1]	130,932	987,227
Cirrus Logic Inc.[1]	128,885	976,948
Big 5 Sporting Goods Corp.[1]	38,677	976,594
Franklin Electric Co. Inc.	15,295	973,986
Bradley Pharmaceuticals Inc.[1]	38,658	973,408
eCollege.com Inc.[1]	46,603	973,071
CIBER Inc.[1]	88,275	971,025
Frontier Financial Corp.	28,232	970,898
NeoPharm Inc.[1]	51,431	964,846
Applied Films Corporation[1]	34,365	958,783
Peregrine Pharmaceuticals Inc.[1]	391,020	957,999
Corixa Corp.[1]	148,756	952,455
Excel Technology Inc.[1]	30,218	950,356
Synaptics Inc.[1]	53,923	945,809
Sonic Solutions Inc.[1]	49,835	944,872
Verity Inc.[1]	68,956	942,629
Royal Gold Inc.	52,578	931,156
Altiris Inc.[1]	33,191	927,357
Zenith National Insurance Corp.	23,601	925,159
Holly Corp.	28,868	919,734
National Penn Bancshares Inc.	29,134	918,595
World Fuel Services Corp.	24,962	916,854
SurModics Inc.[1]	45,949	914,845
Palm Harbor Homes Inc.[1]	42,990	901,070
SpectraLink Corp.	52,894	900,785
Overstock.com Inc.[1]	29,138	899,781
ManTech International Corp. Class A1	43,725	895,925
West Bancorporation	53,001	895,717
Aspen Technology Inc.[1]	109,216	892,295
Wild Oats Markets Inc.[1]	74,991	887,144
SS&C Technologies Inc.	36,519	886,316
FindWhat.com[1]	40,934	886,221
Bank of the Ozarks Inc.	32,040	882,702
Hanover Compressor Co.[1]	72,953	882,002
Komag Inc.[1]	47,878	880,955
II-VI Inc.[1]	35,985	879,833
AnnTaylor Stores Corp.[1]	20,507	877,700
Avanex Corp.[1]	202,866	876,381
O’Charley’s Inc.[1]	47,969	875,434
Getty Realty Corp.	32,902	874,206
Regeneration Technologies Inc.[1]	76,977	873,689
Bombay Co. Inc. (The)1	110,614	868,320
CTS Corp.	66,371	865,478
Red Robin Gourmet Burgers[1]	30,385	862,934
Nara Bancorp Inc.	29,079	861,320
New Jersey Resources Corp.	22,776	860,933
Republic Bancorp Inc.	61,036	858,166
ValueVision Media Inc. Class A1	55,825	856,914
Accredited Home Lenders Holding Co.[1]	21,737	856,438
West Marine Inc.[1]	26,882	856,192
Joseph A. Bank Clothiers Inc.[1]	23,696	853,056
Applied Signal Technology Inc.	30,945	845,417
Tejon Ranch Co.[1]	22,873	845,386
Charles River Associates Inc.[1]	25,767	844,797
Orthologic Corp.[1]	108,903	843,998
Concur Technologies Inc.[1]	75,350	843,920
Trex Co. Inc.[1]	24,723	843,302
Pegasus Solutions Inc.[1]	72,116	842,315
TALX Corp.	38,347	841,717
Nuvelo Inc.[1]	66,661	837,262
Saga Communications Inc.[1]	44,841	836,285
FalconStor Software Inc.[1]	112,343	831,113
Lindsay Manufacturing Co.	34,495	830,640
Coldwater Creek Inc.[1]	38,942	830,243
Intermagnetics General Corp.[1]	31,093	823,965
Sanderson Farms Inc.	22,413	823,230
Interpore International[1]	57,221	822,838
Arrow Financial Corp.	27,544	822,464
Ixia[1]	75,931	821,573
Bei Technologies Inc.	36,399	817,522
Landauer Inc.	19,351	812,742
Haemonetics Corp.[1]	25,730	809,209
American Woodmark Corp.	12,123	805,695
Tanger Factory Outlet Centers Inc.	17,679	801,212
Oil States International Inc.[1]	59,554	800,406
Concord Communications Inc.[1]	55,451	799,049
BioVeris Corp.[1]	67,250	796,912
Rewards Network Inc.[1]	79,490	794,900

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
SciClone Pharmaceuticals Inc.[1]	147,195	$794,853
Sterling Bancorp (New York)	27,251	794,367
Forrester Research Inc.[1]	41,894	793,891
Nautilus Group Inc. (The)	50,393	793,690
Argosy Gaming Co.[1]	22,287	792,303
Molecular Devices Corp.[1]	42,049	792,203
TriZetto Group Inc. (The)[1]	102,194	792,004
Salem Communications Corp. Class A1	28,713	786,162
Penwest Pharmaceuticals Co.[1]	53,664	784,031
CorVel Corp.[1]	21,461	776,888
Antigenics Inc.[1]	72,754	775,558
Comstock Resources Inc.[1]	38,926	773,460
Conceptus Inc.[1]	64,882	773,393
Isle of Capri Casinos Inc.[1]	30,745	772,929
Allscripts Healthcare Solutions Inc.[1]	79,552	771,654
Standard Microsystems Corp. [1]	28,959	771,468
Keithley Instruments Inc.	37,250	771,448
Peet’s Coffee & Tea Inc.[1]	36,217	771,422
Quantum Corp.[1]	208,178	770,259
Netegrity Inc.[1]	90,444	768,774
Seattle Genetics Inc.[1]	90,769	767,906
Cubist Pharmaceuticals Inc.[1]	83,386	767,151
Universal Display Corp.[1]	59,453	762,782
Hancock Fabrics Inc.	47,671	757,492
Commercial Capital Bancorp Inc.[1]	32,968	755,627
Peapack-Gladstone Financial Corp.	22,298	755,010
VIVUS Inc.[1]	124,352	754,817
MBT Financial Corp.	43,795	753,274
MTR Gaming Group Inc.[1]	75,292	752,920
KCS Energy Inc.[1]	70,236	751,525
Indevus Pharmaceuticals Inc.[1]	124,047	750,484
Finisar Corp.[1]	343,995	749,909
General Cable Corp.[1]	101,374	748,140
Integrated Electrical Services Inc.[1]	66,296	745,167
Midwest Banc Holdings Inc.	31,474	743,731
Aceto Corp.	47,297	743,036
Cardiac Science Inc.[1]	169,878	742,367
SPSS Inc.[1]	40,384	739,027
Symmetricom Inc.[1]	82,169	737,056
Candela Corp.[1]	53,670	735,816
Zymogenetics Inc.[1]	47,462	733,288
Palatin Technologies Inc.[1]	175,295	730,980
TALK America Holdings Inc.[1]	86,091	729,191
Sturm Ruger & Co. Inc.	53,627	724,501
KFx Inc.[1]	69,469	721,783
SY Bancorp Inc.	32,160	720,384
Mesa Air Group Inc.[1]	87,158	719,925
PennRock Financial Services Corp.	25,168	719,805
Proxim Corp. Class A1	404,770	716,443
Drew Industries Inc.[1]	20,417	716,228
Electronics For Imaging Inc.[1]	29,068	714,201
Plug Power Inc.[1]	92,501	714,108
REMEC Inc.[1]	93,957	714,073
Audiovox Corp. Class A1	35,605	712,100
Central Pacific Financial Corp.	23,901	712,011
Central European Distribution Corp.[1]	21,935	709,378
Concurrent Computer Corp.[1]	205,046	707,409
Citizens Inc.[1]	94,564	704,502
Plains Exploration & Production Co.[1]	37,758	703,809
PSS World Medical Inc.[1]	62,788	702,598
SFBC International Inc.[1]	23,562	701,205
Cubic Corp.	26,953	700,778
Provident Bancorp Inc.	59,128	700,667
Genesee & Wyoming Inc. Class A1	28,332	699,800
Cable Design Technologies Corp.[1]	73,723	698,894
Kosan Biosciences Inc.[1]	66,065	698,307
CardioDynamics International Corp.[1]	110,065	695,611
Encore Wire Corp.[1]	18,658	695,010
First Horizon Pharmaceutical Corp.[1]	43,781	689,989
EPIQ Systems Inc.[1]	42,077	689,221
Consolidated-Tomoka Land Co.	18,505	686,906
Exult Inc.[1]	110,238	686,783

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Vicor Corp.[1]	55,659	$682,936
USANA Health Sciences Inc.[1]	29,191	681,026
Federal Agricultural Mortgage Corp.[1]	25,850	677,528
Arris Group Inc.[1]	73,483	676,044
Rudolph Technologies Inc.[1]	36,079	675,760
21st Century Insurance Group	46,903	675,403
Alexandria Real Estate Equities Inc.	10,703	674,289
Prosperity Bancshares Inc.	28,524	672,025
PC-Tel Inc.[1]	64,842	669,818
TriPath Imaging Inc.[1]	72,999	668,671
Trimeris Inc.[1]	45,283	667,924
Raven Industries Inc.	21,798	667,019
Renaissance Learning Inc.	25,298	666,602
American West Holdings Corp. Class B1	69,931	666,442
Veritas DGC Inc.[1]	32,071	663,870
Planar Systems Inc.[1]	46,640	663,687
A.S.V. Inc.[1]	21,811	663,054
Impac Mortgage Holdings Inc.	24,174	657,533
Progenics Pharmaceuticals Inc.[1]	34,389	653,391
Tollgrade Communications Inc.[1]	40,762	650,562
Gladstone Capital Corp.	28,918	650,366
SeeBeyond Technology Corp.[1]	159,097	644,343
Aksys Ltd.[1]	99,245	644,100
MRO Software Inc.[1]	55,379	643,504
United Industrial Corp.	33,944	642,899
Sound Federal Bancorp Inc.	43,705	642,464
Portal Software Inc.[1]	95,189	641,574
American Medical Security Group Inc.[1]	23,993	640,853
GameStop Corp.[1]	35,539	640,413
Kenneth Cole Productions Class A	18,683	637,090
Nu Skin Enterprises Inc. Class A	31,495	634,624
Verint Systems Inc.[1]	20,446	631,781
PAREXEL International Corp.[1]	35,294	630,704
Luminex Corp.[1]	69,369	627,789
Ciphergen Biosystems Inc.[1]	75,349	627,657
Darling International Inc.[1]	184,476	627,218
Heidrick & Struggles International Inc.[1]	26,188	626,679
Kensey Nash Corp.[1]	25,355	625,001
Steak n Shake Company (The)[1]	32,466	624,971
Boston Communications Group Inc.[1]	52,736	624,922
Quidel Corp.[1]	94,682	623,954
Mercantile Bank Corp.	17,541	622,706
Drugstore.com Inc.[1]	115,717	622,557
Philadelphia Consolidated Holding Corp.[1]	10,720	621,760
Virginia Financial Group Inc.	17,891	621,712
Avant Immunotherapeutics Inc.[1]	246,671	621,611
Dendreon Corp.[1]	46,685	620,910
Bone Care International Inc.[1]	30,917	618,340
Libbey Inc.	23,775	616,486
Otter Tail Corp.	23,309	615,824
Blue Rhino Corp.[1]	36,080	611,195
Yellow Roadway Corp.[1]	18,145	610,942
Integral Systems Inc.	32,100	609,900
PDF Solutions Inc.[1]	52,958	609,547
Closure Medical Corp.[1]	22,097	607,667
Ryerson Tull Inc.	46,398	607,350
DOV Pharmaceutical Inc.[1]	39,122	607,173
Inverness Medical Innovations Inc.[1]	33,122	606,133
Entrust Inc.[1]	136,792	597,781
Lifeline Systems Inc.[1]	31,552	596,017
KVH Industries Inc.[1]	41,298	595,104
1-800-FLOWERS.COM Inc.[1]	62,071	594,019
GulfMark Offshore Inc.[1]	37,519	589,423
HealthExtras Inc.[1]	51,106	586,697
Western Sierra Bancorp[1]	13,346	586,557
Embarcadero Technologies Inc.[1]	45,679	586,518
Shore Bancshares Inc.	17,952	585,235
Source Interlink Companies Inc.[1]	46,797	584,963
Bentley Pharmaceuticals Inc.[1]	48,648	584,262
CuraGen Corp.[1]	93,555	583,783
Kirkland’s Inc.[1]	35,548	580,499
Gibraltar Steel Corp.	23,602	580,137
Syntel Inc.	20,957	577,156

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
MAPICS Inc.[1]	71,303	$576,128
Gabelli Asset Management Inc. Class A	14,216	572,620
Armor Holdings Inc.[1]	17,206	569,519
Diversa Corp.[1]	64,264	569,379
Digitas Inc.[1]	55,249	568,512
CompuCredit Corp.[1]	26,847	567,546
MTC Technologies Inc.[1]	22,592	567,285
Warnaco Group Inc. (The)[1]	28,206	566,659
Playboy Enterprises Inc. Class B1	40,366	565,931
Fremont General Corp.	18,470	565,182
Intellisync Corp.[1]	171,491	564,205
Immunomedics Inc.[1]	139,212	563,809
Universal Electronics Inc.[1]	42,705	563,706
WatchGuard Technologies Inc.[1]	71,983	562,907
United Security Bancshares Inc.	21,274	562,697
Overland Storage Inc.[1]	33,189	562,554
National Healthcare Corp.[1]	21,490	558,740
Interwoven Inc[1]	55,931	557,632
Nelson (Thomas) Inc.	20,461	556,948
Courier Corp.	12,424	555,974
Energy Conversion Devices Inc.[1]	56,150	550,270
Staar Surgical Co.[1]	61,149	548,507
Net.B@nk Inc.	44,782	546,788
Macatawa Bank Corp.	19,544	544,691
Sun Communities Inc.	12,714	544,413
Tennant Co.	13,712	543,955
Columbia Laboratories Inc.[1]	109,668	542,857
CoBiz Inc.	26,501	541,415
La Jolla Pharmaceutical Co.[1]	195,918	540,734
Mobile Mini Inc.[1]	31,146	538,826
OPNET Technologies Inc.[1]	36,075	537,878
First Bancorp (North Carolina)	17,079	537,818
Pain Therapeutics Inc.[1]	77,231	536,755
Neoware Systems Inc.[1]	52,105	535,118
Hexcel Corp.[1]	73,100	532,168
Glacier Bancorp Inc.	16,459	530,803
Inet Technologies Inc.[1]	42,740	530,403
Computer Network Technology Corp.[1]	66,259	530,072
GSI Commerce Inc.[1]	52,136	529,180
TTM Technologies Inc.[1]	42,811	527,432
Capitol Bancorp Ltd.	19,459	527,339
Oplink Communications Inc.[1]	209,760	526,498
Lithia Motors Inc. Class A	19,040	526,456
Group 1 Automotive Inc.[1]	14,528	525,914
CNB Financial Corp.	12,058	524,402
Stratasys Inc.[1]	27,532	523,934
Medical Action Industries Inc.[1]	25,627	523,816
Del Laboratories Inc.[1]	15,767	523,464
German American Bancorp	30,668	522,889
Party City Corp.[1]	35,077	522,297
BroadVision Inc.[1]	84,677	519,070
Bebe Stores Inc.[1]	15,429	517,489
Medis Technologies Ltd.[1]	39,045	517,346
TRC Companies Inc.[1]	27,625	516,864
Charter Financial Corp.	13,090	515,353
Information Holdings Inc.[1]	24,966	514,799
Verso Technologies Inc.[1]	307,272	513,144
U.S. Physical Therapy Inc.[1]	37,083	511,745
CPI Corp.	26,744	508,938
CCC Information Services Group Inc.[1]	28,620	508,577
LookSmart Ltd.[1]	257,165	506,615
First Busey Corp. Class A	18,657	505,791
Anaren Inc.[1]	31,918	503,666
Exact Sciences Corp.[1]	64,802	503,512
Triarc Companies Inc. Class B	45,852	502,538
Cole National Corp.[1]	22,721	501,452
deCODE genetics Inc.[1]	47,223	500,564
Quality Systems Inc.[1]	11,007	500,048
Penns Woods Bancorp Inc.	11,047	497,999
Duane Reade Inc.[1]	29,381	497,714
Ocular Sciences Inc.[1]	17,006	495,725
Regent Communications Inc.[1]	75,759	493,191
DJ Orthopedics Inc.[1]	19,047	492,365
DHB Industries Inc.[1]	66,627	491,041
Supertex Inc.[1]	29,249	487,873
White Electronic Designs Corp.[1]	63,741	487,619
Young Broadcasting Inc. Class A1	26,830	485,623
Group 1 Software Inc.[1]	29,642	482,572
Strattec Security Corp.[1]	7,615	482,182

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Quixote Corp.	22,788	$479,232
Learning Tree International Inc.[1]	30,090	478,130
Cherokee Inc.	20,365	477,743
IXYS Corp.[1]	50,771	477,247
Cross Country Healthcare Inc.[1]	28,631	476,706
QAD Inc.[1]	35,887	476,220
Siliconix Inc.[1]	10,199	475,579
Summit America Television Inc.[1]	117,539	474,858
Synovis Life Technologies Inc.[1]	33,145	473,642
Gulf Island Fabrication Inc.	23,236	472,620
Young Innovations Inc.	13,449	471,925
Centillium Communications Inc.[1]	104,321	471,531
Greene County Bancshares Inc.	21,002	471,075
Virginia Commerce Bancorp Inc.[1]	15,746	470,805
McGrath Rentcorp	15,439	470,735
VitalWorks Inc.[1]	125,179	469,421
E-LOAN Inc.[1]	150,118	466,867
Chicago Pizza & Brewery Inc.[1]	35,662	466,102
Fisher Communications Inc.[1]	9,554	465,757
Kadant Inc.[1]	22,328	465,539
MIM Corp.[1]	60,883	463,137
NIC Inc.[1]	76,675	463,117
MTS Systems Corp.	16,728	462,864
Warwick Valley Telephone Co.	18,108	462,659
Insight Enterprises Inc.[1]	24,009	462,173
IMPAC Medical Systems Inc.[1]	20,506	461,385
Hickory Tech Corp.	36,972	459,562
GB&T Bancshares Inc.	16,303	458,929
Aspect Medical Systems Inc.[1]	30,563	455,389
Princeton Review Inc. (The)[1]	52,637	454,784
Playtex Products Inc.[1]	65,781	454,547
Charlotte Russe Holding Inc.[1]	24,816	454,133
Coastal Financial Corp.	27,563	447,902
Diodes Inc.[1]	20,461	446,254
Drexler Technology Corp.[1]	32,513	445,428
THQ Inc.[1]	22,014	445,343
SM&A1	40,064	441,105
AsiaInfo Holdings Inc.[1]	67,391	439,389
Option Care Inc.[1]	38,423	437,638
Fargo Electronics[1]	38,624	436,451
Digimarc Corp.[1]	35,236	435,869
Quaker Chemical Corp.	17,063	433,400
Keynote Systems Inc.[1]	33,627	432,779
Yadkin Valley Bank & Trust Co.	25,817	432,435
Lightbridge Inc.[1]	72,983	430,600
Quaker City Bancorp Inc.	7,898	429,651
Aphton Corp.[1]	91,397	429,566
Resource Bankshares Corp.	13,166	429,212
WESCO International Inc.[1]	28,633	426,632
LodgeNet Entertainment Corp.[1]	22,391	425,429
Ambassadors Group Inc.	17,174	424,713
Aaon Inc.[1]	21,426	424,021
Barnes Group Inc.	15,179	423,342
Sigma Designs Inc.[1]	58,927	422,507
RC2 Corp.[1]	15,244	419,210
Superconductor Technologies Inc.[1]	181,853	418,262
Coca-Cola Bottling Co. Consolidated	8,183	417,742
CollaGenex Pharmaceuticals Inc.[1]	31,244	416,170
Anixter International Inc.	14,723	415,925
Manitowoc Co. Inc. (The)	14,036	415,185
Lakeland Bancorp Inc.	25,194	414,693
IBT Bancorp Inc.	8,624	414,383
Innovex Inc.[1]	60,671	411,956
Kana Software Inc.[1]	91,283	411,686
Connecticut Bankshares Inc.	7,899	410,432
iPayment Holdings Inc.[1]	12,299	409,065
OshKosh B’Gosh Inc. Class A	17,457	408,494
Stoneridge Inc.[1]	28,244	407,278
Datastream Systems Inc.[1]	56,874	407,218
Cantel Medical Corp.[1]	22,456	401,738
Duratek Inc.[1]	25,163	400,343
Capital City Bank Group Inc.	9,686	399,547
Metrologic Instruments Inc.[1]	17,039	398,713
Triton PCS Holdings Inc. Class A1	72,611	398,634
Great Southern Bancorp Inc.	8,103	398,100
York International Corp.	10,094	396,795
Marine Products Corp.	28,257	395,315
First South Bancorp Inc.	10,182	395,062
Cholestech Corp.[1]	44,889	395,023
Standard Commercial Corp.	21,120	391,776
OSI Systems Inc.[1]	19,587	391,740

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
America’s Car-Mart Inc.[1]	14,449	$389,401
Bankrate Inc.[1]	19,548	389,201
Computer Programs & Systems Inc.	20,478	389,082
Hudson Highland Group Inc.[1]	13,939	388,619
TradeStation Group Inc.[1]	57,256	385,333
E.piphany Inc.[1]	52,751	380,862
Westmoreland Coal Co.[1]	20,586	377,753
Genencor International Inc.[1]	28,315	376,873
CyberGuard Corp.[1]	38,001	374,310
PEC Solutions Inc.[1]	28,298	374,100
SBA Communications Corp.[1]	95,859	371,933
Network Equipment Technologies Inc.[1]	37,200	371,256
Gartner Inc. Class A1	31,631	368,501
First Financial Holdings Inc.	12,322	368,305
Ulticom Inc.[1]	35,873	368,057
Zhone Technologies Inc.[1]	94,573	367,889
Curative Health Services Inc.[1]	27,340	366,356
Third Wave Technologies Inc.[1]	79,074	364,531
Seacoast Banking Corp. of Florida	17,592	364,154
Covenant Transport Inc. Class A1	20,138	363,088
SkyWest Inc.	18,855	362,770
CryoLife Inc.[1]	60,963	362,730
Mothers Work Inc.[1]	13,574	361,747
Shenandoah Telecommunications Co.	15,802	361,076
Clayton Williams Energy Inc.[1]	10,374	359,978
Exactech Inc.[1]	19,538	359,499
Zale Corp.[1]	5,832	358,960
Newport Corp.[1]	21,413	358,025
Washington Trust Bancorp Inc.	13,520	356,928
RPC Inc.	32,022	356,725
Vitria Technology Inc.[1]	60,520	355,918
EDO Corp.	14,752	355,228
Heritage Financial Corp.	16,811	351,182
C&D Technologies Inc.	20,955	350,158
Net2Phone Inc.[1]	66,811	347,417
Tompkins Trustco Inc.	7,630	347,165
Raindance Communications Inc.[1]	121,644	346,685
FFLC Bancorp Inc.	12,788	344,125
New England Business Service Inc.	10,139	343,205
General Binding Corp.[1]	20,139	342,363
Franklin Financial Corp.	10,825	341,637
Connecticut Water Service Inc.	12,047	340,930
Weyco Group Inc.	9,312	340,912
PalmSource Inc.[1]	18,700	339,779
Radiant Systems Inc.[1]	55,526	333,839
Star Scientific Inc.[1]	80,731	333,419
Catapult Communications Corp.[1]	18,588	331,405
Maui Land & Pineapple Co. Inc.[1]	9,550	331,003
Hypercom Corp.[1]	41,576	330,113
Iomega Corp.	58,950	329,531
Durect Corp.[1]	96,548	328,263
Osteotech Inc.[1]	50,509	325,783
Briggs & Stratton Corp.	4,820	325,205
NetScout Systems Inc.[1]	42,208	324,580
Lannett Co. Inc.[1]	19,382	323,679
Park Electrochemical Corp.	12,776	323,233
Hi-Tech Pharmacal Co.[1]	16,526	323,083
Research Frontiers Inc.[1]	33,001	320,770
Bank Mutual Corp.	28,638	320,464
NYFIX Inc.[1]	61,902	319,414
Bryn Mawr Bank Corp.	13,944	319,318
Concord Camera Corp.[1]	50,816	319,124
DigitalThink Inc.[1]	134,631	319,075
LNB Bancorp Inc.	15,452	318,620
Columbia Bancorp	10,324	317,979
Hollis-Eden Pharmaceuticals[1]	32,787	316,395
Columbia Bancorp (Oregon)	19,186	314,650
First Financial Bankshares Inc.	7,840	314,149
JDA Software Group Inc.[1]	21,542	313,436
Reading International Inc. Class A1	45,640	312,634
Kirby Corp.[1]	9,239	312,186
Monro Muffler Brake Inc.[1]	12,475	311,750
1-800 CONTACTS INC.[1]	17,602	309,971
Nassda Corp.[1]	44,645	309,836
TeleTech Holdings Inc.[1]	49,367	309,037
P.A.M. Transportation Services Inc.[1]	17,852	308,840
CDI Corp.	9,564	308,726
Ansoft Corp.[1]	21,391	308,458

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Vital Images Inc.[1]	30,557	$306,792
Resource America Inc. Class A	16,548	306,138
aaiPharma Inc.[1]	46,174	306,134
California Water Service Group	10,819	306,070
United Mobile Homes Inc.	18,989	305,913
First Citizens Banc Corp.	11,496	305,909
Bay View Capital Corp.	136,277	303,898
Virage Logic Corp.[1]	32,659	302,030
Repligen Corp.[1]	99,936	300,807
First Community Bancshares Inc.	9,804	299,414
Boston Beer Co. Inc. Class A1	16,250	299,325
Sanchez Computer Associates Inc.[1]	45,744	299,166
Three-Five Systems Inc.[1]	45,594	298,641
Sensient Technologies Corp.	15,927	297,357
PDI Inc.[1]	11,609	293,592
Province Healthcare Co.[1]	18,451	293,371
APAC Customer Services Inc.[1]	98,923	291,823
Sonic Automotive Inc.	11,598	290,530
Martha Stewart Living Omnimedia Inc. Class A1	26,309	289,399
MedQuist Inc.[1]	18,353	288,876
Lincoln Electric Holding Inc.	10,254	288,650
SonicWALL Inc.[1]	32,233	287,518
Cavalry Bancorp Inc.	16,918	285,407
Register.com[1]	47,735	282,591
Vastera Inc.[1]	72,508	281,331
Valence Technology Inc.[1]	62,892	279,869
Tredegar Corp.	18,980	277,677
Savient Pharmaceuticals Inc.[1]	73,442	277,611
Heartland Financial USA Inc.	14,849	276,934
Community Banks Inc.	8,839	275,423
Northwest Bancorp Inc.	10,727	274,289
SAFLINK Corp.[1]	89,004	274,132
First Federal Financial of Kentucky	10,323	271,495
Arctic Cat Inc.	10,542	268,716
Men’s Wearhouse Inc. (The)[1]	10,051	267,055
RehabCare Group Inc.[1]	13,242	263,251
Centennial Communications Corp.[1]	38,862	262,707
MSC.Software Corp.[1]	29,761	262,194
Flag Financial Corp.	20,290	259,915
Paxson Communications Corp.[1]	66,531	259,471
Abgenix Inc.[1]	19,420	258,092
Sierra Bancorp	16,663	252,444
Middlesex Water Co.	12,180	252,126
State Bancorp Inc.	10,367	249,845
Aether Systems Inc.[1]	53,706	249,733
Capital Automotive	6,983	246,570
Great Atlantic & Pacific Tea Co.[1]	31,649	244,963
NASB Financial Inc.	6,143	244,369
Navigators Group Inc.[1]	8,430	242,615
ICT Group Inc.[1]	18,071	242,151
Pegasystems Inc.[1]	29,393	241,610
Interchange Financial Services Corp.	9,934	241,396
OceanFirst Financial Corp.	9,597	239,253
Beasley Broadcast Group Inc. Class A1	13,576	238,938
Value Line Inc.	4,482	236,336
Green Mountain Coffee Roasters Inc.[1]	11,677	235,408
Meridian Bioscience Inc.	23,045	234,852
Semitool Inc.[1]	18,364	233,957
Lydall Inc.[1]	22,902	233,600
AVI BioPharma Inc.[1]	76,873	232,925
Arena Pharmaceuticals Inc.[1]	35,579	231,263
Community Bank of Northern Virginia	13,561	231,215
Alteon Inc.[1]	128,039	230,470
MarketWatch.com Inc.[1]	16,523	230,331
CEVA Inc.[1]	24,474	230,200
NBT Bancorp Inc.	10,231	230,198
First State Bancorp	7,434	229,413
Old Point Financial Corp.	7,640	229,200
Medical Staffing Network Holdings Inc.[1]	29,031	228,474
Kronos Worldwide Inc.	7,493	226,960
Carmike Cinemas Inc.[1]	6,083	226,720
Mail-Well Inc.[1]	50,655	226,428
Enstar Group Inc.[1]	4,905	226,317

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Bruker BioSciences Corp.[1]	44,792	$224,408
Credit Acceptance Corp.[1]	11,566	219,638
Acme Communications Inc.[1]	27,577	218,961
United Security Bancshares	8,859	218,817
FMS Financial Corp.	12,490	218,575
Specialty Laboratories Inc.[1]	20,159	217,717
Pemstar Inc.[1]	59,457	217,018
Mobius Management Systems Inc.[1]	23,767	216,993
Southern Financial Bancorp Inc.	4,852	216,399
McMoRan Exploration Co.[1]	14,564	215,547
Analogic Corp.	4,736	215,441
Arden Group Inc. Class A	2,840	214,420
Midway Games Inc.[1]	29,286	213,202
C&F Financial Corp.	5,230	213,175
Atlantic Coast Airlines Holdings Inc.[1]	29,319	213,149
Neose Technologies Inc.[1]	22,641	212,825
Methode Electronics Inc.	16,480	212,592
ACLARA BioSciences Inc.[1]	53,488	209,673
School Specialty Inc.[1]	5,809	206,626
Ennis Business Forms Inc.	12,339	206,555
NL Industries Inc.	14,776	205,386
NBC Capital Corp.	7,887	205,062
Adaptec Inc.[1]	23,317	204,257
InteliData Technologies Corp.[1]	161,596	200,379
Skechers U.S.A. Inc. Class A1	15,276	200,268
Trans World Entertainment Corp.[1]	21,124	200,256
U.S. Restaurant Properties Inc.	10,684	200,218
Albemarle Corp.	6,738	195,402
Brookstone Inc.[1]	7,082	194,826
United PanAm Financial Corp.[1]	12,129	193,943
Gray Television Inc.	13,236	193,510
Stellent Inc.[1]	25,726	192,173
Clean Harbors Inc.[1]	25,777	191,008
TheStreet.com Inc.[1]	41,844	190,390
Maritrans Inc.	12,032	189,023
Synplicity Inc.[1]	26,180	188,496
Smith (A.O.) Corp.	6,483	187,683
Shoe Carnival Inc.[1]	12,105	187,506
Stewart & Stevenson Services Inc.	12,817	187,385
NN Inc.	16,056	187,374
Thomas & Betts Corp.	8,585	187,325
GTC Biotherapeutics Inc.[1]	84,865	186,703
MAXIMUS Inc.[1]	5,318	186,130
Center Financial Corp.	11,814	185,952
Spartech Corp.	7,449	185,480
Nash Finch Co.	7,830	185,414
Woodhead Industries Inc.	12,348	185,220
Center Bancorp Inc.	11,685	184,740
Pegasus Communications Corp.[1]	4,791	183,687
Novoste Corp.[1]	53,905	182,738
Neoforma Inc.[1]	16,668	181,181
Meritage Corp.[1]	2,440	181,170
Albany International Corp. Class A	6,731	180,997
ValueClick Inc.[1]	16,665	179,982
Commercial Bankshares Inc.	6,609	179,236
Standard Register Co. (The)	11,085	177,693
Dover Downs Gaming & Entertainment Inc.	16,574	177,508
Farmers Capital Bank Corp.	5,047	176,645
Hawthorne Financial Corp.[1]	4,006	176,224
S1 Corp.[1]	23,062	175,271
Alpharma Inc. Class A	8,888	174,294
Summit Bancshares Inc.	5,724	172,292
NetRatings Inc.[1]	15,460	170,833
Churchill Downs Inc.	4,366	169,313
Universal Health Realty Income Trust	5,000	168,500
Town & Country Trust (The)	6,132	166,790
Insituform Technologies Inc. Class A1	10,648	166,428
Inter Parfums Inc.	7,153	164,447
CT Communications Inc.	11,713	161,991
Technitrol Inc.[1]	8,610	161,868
American Management Systems Inc.[1]	8,412	161,510
Cerus Corp.[1]	48,309	160,869
NCI Building Systems Inc.[1]	6,830	160,232

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Schawk Inc.	11,789	$157,737
Sterling Financial Corp. (Pennsylvania)	6,114	157,191
Alfa Corp.	11,514	156,706
Convera Corp.[1]	44,141	156,701
Roto-Rooter Inc.	3,076	155,492
Advanced Marketing Services Inc.	15,663	155,064
AAR Corp.[1]	12,567	154,323
National Beverage Corp.	15,971	152,044
Standard Motor Products Inc.	9,633	151,045
Sun Bancorp Inc. (Pennsylvania)	7,693	150,014
USB Holding Co. Inc.	6,073	149,031
Micro Therapeutics Inc.[1]	35,297	148,247
Clark Inc.[1]	8,720	148,240
Saxon Capital Inc.[1]	5,202	147,789
Riviana Foods Inc.	5,297	147,786
Vans Inc.[1]	9,832	145,514
Newtek Business Services Inc.[1]	27,843	144,784
Security Bank Corp.	4,811	144,330
Chronimed Inc.[1]	18,564	144,242
Digital Generation Systems Inc.[1]	94,617	142,872
Berry Petroleum Co. Class A	5,220	142,402
Retractable Technologies Inc.[1]	22,471	141,118
Southwest Water Co.	10,202	139,461
IBERIABANK Corp.	2,353	138,474
Hain Celestial Group Inc.[1]	6,239	137,820
Emerson Radio Corp.[1]	35,685	136,317
IHOP Corp.	3,946	135,900
Cohu Inc.	7,278	135,735
Irwin Financial Corp.	5,030	135,709
Offshore Logistics Inc.[1]	5,875	135,419
SCS Transportation Inc.[1]	6,140	133,852
FNB Corp. (North Carolina)	6,260	133,401
Ultimate Electronics Inc.[1]	20,159	131,638
Rofin-Sinar Technologies Inc.[1]	4,379	130,713
HEICO Corp.	8,239	129,270
Liquidmetal Technologies[1]	40,289	128,522
Biopure Corp.[1]	81,304	128,460
Eastern Virginia Bankshares	5,510	126,895
Galyan’s Trading Co.[1]	12,516	125,911
United Capital Corp.	5,670	124,060
First Financial Bancorp	6,645	122,932
RAIT Investment Trust	4,145	122,485
Global Power Equipment Group Inc.[1]	14,528	122,326
Modine Manufacturing Co.	4,686	122,117
Nuance Communications Inc.[1]	18,624	121,987
Elizabeth Arden Inc.[1]	5,657	119,476
Brookfield Homes Corp.	3,392	119,025
United Auto Group Inc.	4,311	117,949
Financial Federal Corp.[1]	3,485	116,504
Whitehall Jewellers Inc.[1]	12,712	116,188
Oneida Financial Corp.	8,233	115,262
Genlyte Group Inc. (The)[1]	2,035	114,041
ESS Technology Inc.[1]	7,708	112,999
Optical Communication Products Inc.[1]	34,131	112,291
EMCOR Group Inc.[1]	2,952	108,338
Greater Community Bancorp	6,720	108,125
Artesyn Technologies Inc.[1]	11,333	107,890
Action Performance Companies Inc.	6,937	105,928
Gorman-Rupp Co. (The)	4,074	105,517
SBS Technologies Inc.[1]	6,787	104,927
Firstbank Corp.	3,935	104,671
Genesco Inc.[1]	4,434	102,780
Hungarian Telephone and Cable Corp.[1]	11,053	100,472
Dynacq Healthcare Inc.[1]	18,664	98,546
Fleetwood Enterprises Inc.[1]	7,970	97,872
Modtech Holdings Inc.[1]	13,014	96,434
Matria Healthcare Inc.[1]	3,799	96,191
ActivCard Corp.[1]	14,851	96,086
Herley Industries Inc.[1]	4,984	94,098
Casella Waste Systems Inc. Class A1	6,408	93,172
Bel Fuse Inc. Class B	2,821	92,360
SimpleTech Inc.[1]	19,197	91,186
First Sentinel Bancorp Inc.	4,266	90,226
Sykes Enterprises Inc.[1]	15,074	89,690
Schweitzer-Mauduit International Inc.	2,771	89,503

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
D&K Healthcare Resources Inc.	8,689	$89,062
Immunogen Inc.[1]	12,820	86,150
Foothill Independent Bancorp	3,914	86,108
Sirna Therapeutics Inc.[1]	19,378	78,481
Maxygen Inc.[1]	8,260	78,387
4Kids Entertainment Inc.[1]	3,482	77,892
First of Long Island Corp.	1,539	77,289
Wayne Bancorp Inc.	3,145	73,593
First Albany Companies Inc.	5,036	69,698
Insurance Auto Auctions Inc.[1]	4,789	69,584
Farmer Brothers Co.	192	69,120
Atari Inc.[1]	20,258	69,080
PC Connection Inc.[1]	8,713	68,746
EMS Technologies Inc.[1]	3,454	66,697
World Wrestling Entertainment Inc.	4,451	64,317
Blount International Inc.[1]	6,399	63,990
American Realty Investors Inc.[1]	6,467	62,148
Intertan Inc.[1]	4,410	61,608
Stein Mart Inc.[1]	4,241	58,526
PRG-Schultz International Inc.[1]	13,008	57,235
LSI Industries Inc.	4,660	56,666
Northern States Financial Corp.	2,104	56,008
InterCept Inc.[1]	4,298	52,393
City Bank	1,513	52,093
Hanmi Financial Corp.	1,862	49,511
Steven Madden Ltd.[1]	2,470	49,301
Tweeter Home Entertainment Group Inc.[1]	5,193	49,022
Stanley Furniture Co. Inc.	1,229	47,722
Union Bankshares Corp.	1,477	47,663
Healthcare Services Group Inc.	2,794	45,961
Deb Shops Inc.	1,779	45,738
Independence Holding Co.	1,371	42,241
Mission West Properties Inc.	3,075	40,744
BancTrust Financial Group Inc.	2,319	40,582
Central Coast Bancorp[1]	2,178	40,010
NS Group Inc.[1]	3,046	39,598
Sypris Solutions Inc.	2,281	38,777
Sipex Corp.[1]	5,909	37,227
PAB Bankshares Inc.	2,929	37,198
Boyds Collection Ltd. (The)[1]	14,606	36,661
Technical Olympic USA Inc.[1]	1,085	34,720
RCN Corp.[1]	115,438	33,477
Exchange National Bancshares Inc.	1,003	31,795
National Processing Inc.[1]	1,569	29,811
Royal Bancshares of Pennsylvania Class A	1,029	26,239
Hooker Furniture Corp.	1,024	23,798
American National Bankshares Inc.	868	21,292
Oak Hill Financial Inc.	598	19,525
Sports Resorts International Inc.[1]	4,861	19,007
Rex Stores Corp.[1]	1,130	17,786
Crawford & Co. Class B	3,408	17,313
Orleans Homebuilders Inc.[1]	672	16,162
McLeodUSA Inc. Class A1	10,394	15,487
Horizon Offshore Inc.[1]	4,934	14,950
Raytech Corp.[1]	3,991	11,494
Wilsons The Leather Experts Inc.[1]	3,303	9,215
WilTel Communications Group Inc.[2]	61,543	—

TOTAL COMMON STOCKS (Cost: $1,295,471,946)		1,521,915,202

SHORT-TERM INVESTMENTS – 23.13%

MONEY MARKET FUNDS – 8.62%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	89,355,696	89,355,696
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	32,721,793	32,721,793
BlackRock Temp Cash Money Market Fund[3]	1,531,638	1,531,638
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[3]	7,627,338	7,627,338

		131,236,465

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
FLOATING RATE NOTES – 4.74%

Beta Finance Inc.
1.05%, 05/20/04[3,5]	$1,487,354	$1,487,324
1.05%, 09/15/04[3,5]	2,974,708	2,974,573
1.06%, 10/12/04[3,5]	1,487,354	1,487,276
1.14%, 08/23/04[3,5]	1,487,354	1,487,855
CC USA Inc.
1.05%, 04/19/04[3,5]	1,308,872	1,308,869
1.06%, 05/24/04[3,5]	2,974,708	2,974,666
1.09%, 07/15/04[3,5]	1,487,354	1,487,508
1.51%, 02/15/05[3,5]	1,933,561	1,936,251
Dorada Finance Inc.
1.04%, 07/01/04[3]	1,041,148	1,038,411
1.05%, 05/20/04[3,5]	2,974,708	2,974,649
1.24%, 08/09/04[3]	743,677	743,637
1.48%, 01/18/05[3,5]	2,231,031	2,230,943
Five Finance Inc.
1.06%, 04/15/04[3,5]	1,487,354	1,487,354
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	2,974,708	2,974,708
Holmes Financing PLC
1.05%, 04/15/04[3]	297,471	297,471
K2 USA LLC
1.05%, 08/16/04[3,5]	743,677	743,635
1.05%, 09/27/04[3,5]	3,212,685	3,212,450
1.06%, 04/13/04[3]	1,487,354	1,487,352
1.06%, 05/17/04[3]	1,487,354	1,487,345
1.46%, 01/12/05[3,5]	1,487,354	1,487,238
Links Finance LLC
1.05%, 06/28/04[3]	1,487,354	1,487,283
1.06%, 05/04/04[3]	1,487,354	1,487,348
1.06%, 07/20/04[3]	1,189,883	1,189,812
Nationwide Building Society
1.09%, 07/23/04[3,5]	2,231,031	2,231,031
1.11%, 12/28/04[3,5]	2,974,708	2,974,708
Northern Rock PLC
1.11%, 01/13/05[3,5]	2,825,973	2,825,973
Permanent Financing PLC
1.04%, 03/10/05[3]	2,974,708	2,974,708
1.05%, 12/10/04[3]	1,487,354	1,487,354
Sigma Finance Inc.
1.05%, 07/01/04[3]	1,487,354	1,487,262
1.06%, 07/20/04[3]	1,487,354	1,487,265
1.09%, 10/07/04[3]	2,974,708	2,974,401
1.24%, 08/06/04[3]	743,677	743,651
Tango Finance Corp.
1.05%, 01/18/05[3,5]	1,308,872	1,308,766
1.06%, 07/15/04[3,5]	892,413	892,328
1.07%, 02/25/05[3,5]	1,665,837	1,665,536
1.10%, 07/06/04[3,5]	892,413	892,389
WhistleJacket Capital LLC
1.05%, 09/15/04[3,5]	1,487,354	1,487,219
1.32%, 02/04/05[3,5]	743,677	743,552
White Pine Finance LLC
1.04%, 08/26/04[3,5]	1,487,354	1,487,262
1.05%, 11/15/04[3,5]	1,784,825	1,784,825
1.06%, 04/20/04[3,5]	1,487,354	1,487,354
1.06%, 07/06/04[3,5]	1,784,825	1,784,780

		72,194,322
COMMERCIAL PAPER – 4.38%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	1,398,113	1,397,593
1.03%, 04/20/04[3]	1,487,354	1,486,546
1.03%, 04/23/04[3]	1,755,078	1,753,973
1.03%, 04/26/04[3]	1,487,354	1,486,290
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	1,204,757	1,203,585
Barton Capital Corp.
1.03%, 04/02/04[3]	1,550,091	1,550,046
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	892,412	891,856
1.03%, 05/21/04[3]	1,487,354	1,485,226
Corporate Asset Funding
1.05%, 05/21/04[3]	1,546,848	1,544,603
Corporate Receivables Corp.
1.03%, 04/07/04[3]	1,487,354	1,487,099
1.04%, 06/03/04[3]	2,974,708	2,969,295

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Delaware Funding Corp.
1.03%, 04/02/04[3]	$1,487,354	$1,487,312
1.03%, 05/05/04[3]	2,233,500	2,231,328
1.03%, 05/21/04[3]	743,677	742,613
Edison Asset Securitization
1.07%, 09/21/04[3]	1,487,353	1,479,706
Eureka Securitization Inc.
1.03%, 05/25/04[3]	594,942	594,023
1.04%, 04/14/04[3]	1,784,825	1,784,155
Falcon Asset Securitization
1.03%, 04/15/04[3]	1,787,592	1,786,876
1.03%, 04/22/04[3]	1,755,078	1,754,023
1.03%, 04/30/04[3]	1,487,354	1,486,120
Galaxy Funding Inc.
1.05%, 05/17/04[3]	1,487,354	1,485,368
Gemini Securitization Corp.
1.03%, 04/20/04[3]	893,007	892,522
1.03%, 04/23/04[3]	1,718,995	1,717,913
1.03%, 04/30/04[3]	1,042,427	1,041,562
1.03%, 05/24/04[3]	743,677	742,549
1.04%, 04/19/04[3]	743,677	743,290
GIRO Funding US Corp.
1.05%, 05/19/04[3]	743,677	742,636
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	2,974,708	2,973,432
1.03%, 04/19/04[3]	4,015,856	4,013,788
1.03%, 04/28/04[3]	1,784,825	1,783,446
1.03%, 04/30/04[3]	2,533,708	2,531,606
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	1,042,219	1,042,008
1.05%, 04/05/04[3]	1,204,757	1,204,616
Polonius Inc.
1.04%, 05/21/04[3]	1,720,869	1,718,383
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	3,123,444	3,121,835
1.04%, 04/23/04[3]	3,420,915	3,418,741
1.04%, 05/20/04[3]	743,677	742,624
Receivables Capital Corp.
1.04%, 04/14/04[3]	1,308,872	1,308,380
Scaldis Capital LLC
1.05%, 06/30/04[3]	1,064,946	1,062,150
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	1,487,354	1,486,588
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	946,106	945,619
1.04%, 04/29/04[3]	1,339,809	1,338,725

		66,660,049

TIME DEPOSITS – 3.74%

Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	10,411,480	10,411,480
1.33%, 02/10/05[3]	1,487,354	1,487,162
1.39%, 02/02/05[3]	1,487,354	1,487,167
1.40%, 10/25/04[3]	2,974,708	2,974,456
Bank of New York
1.39%, 11/01/04[3]	2,974,708	2,974,534
Bank of Nova Scotia
1.24%, 10/07/04[3]	2,231,031	2,230,916
1.42%, 10/29/04[3]	2,231,031	2,231,128
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	2,231,031	2,230,858
1.38%, 11/22/04[3]	743,677	743,713
1.40%, 10/29/04[3]	2,974,708	2,974,666
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	4,462,063	4,462,063
Toronto-Dominion Bank
1.04%, 06/22/04[3]	743,677	743,677
1.22%, 03/23/05[3]	5,205,740	5,204,850
1.34%, 02/10/05[3]	1,189,883	1,189,729
1.41%, 11/01/04[3]	2,231,031	2,230,901
UBS Finance (Delaware)
1.06%, 04/01/04[3]	5,949,417	5,949,417
1.10%, 09/08/04[3]	2,974,707	2,960,165
1.11%, 12/17/04[3]	4,462,058	4,426,292

		56,913,174

REPURCHASE AGREEMENTS – 1.17%

Bank of America, NA
1.06%, 04/01/04[3]	5,949,417	5,949,417
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	11,898,834	11,898,834

		17,848,251

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.48%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	$2,231,031	$2,228,109
1.28%, 08/19/04[3]	1,189,883	1,183,960
Federal National Mortgage Association
1.28%, 08/20/04[3]	3,867,119	3,847,734

		7,259,803

TOTAL SHORT TERM INSTRUMENTS (Cost: $352,112,064)		352,112,064

TOTAL INVESTMENTS IN SECURITIES – 123.10% (Cost: $1,647,584,010)		1,874,027,266

Other Assets, Less Liabilities – (23.10%)		(351,659,237)

NET ASSETS – 100.00%		$1,522,368,029

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.90%

Louisiana-Pacific Corp.	373,382	$9,633,256
Ventas Inc.	279,278	7,674,559
Standard-Pacific Corp.	120,785	7,247,100
Health Care REIT Inc.	175,765	7,136,059
Allmerica Financial Corp.[1]	189,825	6,558,454
BJ’s Wholesale Club Inc.[1]	247,343	6,294,879
Allegheny Energy Inc.[1]	451,899	6,195,535
South Financial Group Inc. (The)	207,310	6,134,303
Fremont General Corp.	197,349	6,038,879
AnnTaylor Stores Corp.[1]	137,064	5,866,339
Activision Inc.[1]	365,077	5,775,518
Terex Corp.[1]	156,042	5,768,873
SL Green Realty Corp.	120,026	5,725,240
Reckson Associates Realty Corp.	203,033	5,713,349
Andrew Corp.[1]	324,691	5,682,093
AmerUs Group Co.	139,478	5,627,937
Hughes Supply Inc.	106,787	5,595,639
First Industrial Realty Trust Inc.	140,076	5,533,002
Crown Holdings Inc.[1]	588,550	5,485,286
Greater Bay Bancorp	185,316	5,420,493
FMC Corp.[1]	125,626	5,379,305
Zale Corp.[1]	86,489	5,323,398
Copart Inc.[1]	242,553	5,270,677
Impac Mortgage Holdings Inc.	193,207	5,255,230
Nationwide Health Properties Inc.	233,685	5,204,165
Energen Corp.	124,693	5,143,586
Corn Products International Inc.	128,524	5,140,960
York International Corp.	130,637	5,135,340
Citizens Banking Corp.	154,422	5,038,790
Pep Boys-Manny, Moe & Jack Inc.	181,057	5,024,332
American Greetings Corp. Class A1	219,951	5,008,284
Westar Energy Inc.	238,806	5,005,374
Highwoods Properties Inc.	190,891	5,003,253
Beazer Homes USA Inc.	46,698	4,945,785
Extended Stay America Inc.	254,386	4,927,457
Kennametal Inc.	118,728	4,899,905
Tom Brown Inc.[1]	130,299	4,899,242
Alexander & Baldwin Inc.	147,728	4,886,842
Briggs & Stratton Corp.	72,017	4,858,994
CMS Energy Corp.[1]	541,154	4,843,328
Massey Energy Co.	219,350	4,841,055
Staten Island Bancorp Inc.	189,280	4,709,286
Home Properties Inc.	115,546	4,708,499
Cooper Tire & Rubber Co.	233,400	4,703,010
Prentiss Properties Trust	125,246	4,621,577
Goodyear Tire & Rubber Co. (The)[1]	538,053	4,594,973
Atmos Energy Corp.	178,104	4,554,119
Dycom Industries Inc.[1]	170,851	4,530,969
Phoenix Companies Inc.	335,955	4,505,157
Universal Corp.	88,631	4,504,227
Visteon Corp.	466,485	4,464,261
Callaway Golf Co.	234,780	4,456,124
Corrections Corp. of America[1]	124,927	4,447,401
KEMET Corp.[1]	307,674	4,412,045
Linens ‘n Things Inc.[1]	123,890	4,386,945
Charter Communications Inc. Class A1	925,110	4,357,268
La Quinta Corp.[1]	573,358	4,323,119
Cimarex Energy Co.[1]	148,148	4,281,477
Arbitron Inc.[1]	106,225	4,276,618
MAF Bancorp Inc.	96,870	4,209,970
Dillards Inc. Class A	219,603	4,207,593
PNM Resources Inc.	139,602	4,195,040
Yellow Roadway Corp.[1]	122,530	4,125,585
Gateway Inc.[1]	773,722	4,085,252
IDACORP Inc.	136,310	4,075,669
Bob Evans Farms Inc.	125,068	4,057,206
Commercial Federal Corp.	146,021	4,030,180
Arch Coal Inc.	128,300	4,027,337
Forest Oil Corp.[1]	159,072	4,016,568
Stone Energy Corp.[1]	80,675	3,990,186
Commerce Group Inc.	82,596	3,964,608
Ohio Casualty Corp.[1]	198,027	3,958,560
Chittenden Corp.	119,495	3,943,335
Abgenix Inc.[1]	292,711	3,890,129
Banta Corp.	84,012	3,888,915
Eagle Materials Inc.	65,868	3,876,332
Tesoro Petroleum Corp.[1]	206,137	3,873,314
First Niagara Financial Group Inc.	283,752	3,873,215
Potlatch Corp.	93,413	3,806,580
Southern Union Co.[1]	198,039	3,752,839
Gables Residential Trust	103,286	3,744,117

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
MPS Group Inc.[1]	336,446	$3,741,280
Delphi Financial Group Inc. Class A	87,541	3,678,473
Kellwood Co.	93,672	3,676,626
Black Hills Corp.	114,412	3,646,310
Newcastle Investment Corp.	108,140	3,644,318
Susquehanna Bancshares Inc.	141,576	3,628,593
SkyWest Inc.	185,336	3,565,865
Unova Inc.[1]	164,189	3,548,124
Alexandria Real Estate Equities Inc.	56,290	3,546,270
Minerals Technologies Inc.	61,996	3,539,972
Acuity Brands Inc.	148,144	3,537,679
Flowserve Corp.[1]	167,719	3,513,713
Allegheny Technologies Inc.	288,890	3,495,569
Trinity Industries Inc.	125,494	3,488,733
Brandywine Realty Trust	113,094	3,455,022
United Stationers Inc.[1]	81,742	3,441,338
Senior Housing Properties Trust	176,151	3,434,945
Post Properties Inc.	118,925	3,425,040
Silicon Valley Bancshares[1]	105,225	3,413,499
Payless ShoeSource Inc.[1]	242,540	3,385,858
Millennium Chemicals Inc.	226,539	3,384,493
United Rentals Inc.[1]	189,708	3,371,111
US Oncology Inc.[1]	227,985	3,369,618
Donnelley (R.H.) Corp.[1]	70,706	3,301,970
GATX Corp.	148,827	3,299,495
USF Corp.	96,397	3,298,705
GrafTech International Ltd.[1]	220,275	3,293,111
Brookline Bancorp Inc.	205,568	3,278,810
Knight Trading Group Inc.[1]	258,860	3,277,168
Washington Group International Inc.[1]	89,203	3,265,722
Kilroy Realty Corp.	91,961	3,264,615
Avista Corp.	172,005	3,254,335
Capital Automotive	91,104	3,216,882
Spinnaker Exploration Co.[1]	88,250	3,169,940
Seacoast Financial Services Corp.	94,495	3,165,583
Provident Financial Services Inc.	169,068	3,159,881
Moog Inc. Class A1	92,324	3,150,095
Ralcorp Holdings Inc.[1]	103,101	3,137,363
Adaptec Inc.[1]	357,306	3,130,001
Thomas & Betts Corp.	143,148	3,123,489
Commercial Net Lease Realty Inc.	157,760	3,115,760
First Commonwealth Financial Corp.	210,523	3,111,530
Sierra Pacific Resources[1]	417,930	3,092,682
Electronics For Imaging Inc.[1]	125,809	3,091,127
Aquila Inc.[1]	656,051	3,090,000
Albemarle Corp.	106,499	3,088,471
Great Lakes Chemical Corp.	129,212	3,081,706
OM Group Inc.[1]	101,166	3,075,446
CommScope Inc.[1]	184,040	3,064,266
Black Box Corp.	57,176	3,064,062
Joy Global Inc.	109,037	3,060,669
Kansas City Southern Industries Inc.[1]	219,946	3,057,249
CONMED Corp.[1]	103,263	3,050,389
Mueller Industries Inc.	89,486	3,041,629
Jack in the Box Inc.[1]	121,465	3,032,981
Chemical Financial Corp.	84,518	3,031,661
BankUnited Financial Corp. Class A1	101,706	3,020,668
Reliance Steel & Aluminum Co.	85,568	3,007,715
Cleco Corp.	157,654	3,000,156
LandAmerica Financial Group Inc.	66,140	2,993,496
Redwood Trust Inc.	48,061	2,987,952
UMB Financial Corp.	58,444	2,963,111
Actuant Corp. Class A1	75,423	2,958,844
Hancock Holding Co.	95,502	2,956,742
Flowers Foods Inc.	112,167	2,943,262
Continental Airlines Inc. Class B1	234,547	2,938,874
Entertainment Properties Trust	71,801	2,937,379
Lincoln Electric Holding Inc.	103,795	2,921,829
Waypoint Financial Corp.	108,907	2,920,886
Lennox International Inc.	156,391	2,901,053
Fuller (H.B.) Co.	101,258	2,879,778
Perrigo Co.	142,780	2,862,739
Northwest Natural Gas Co.	91,560	2,861,250
Commercial Metals Co.	89,601	2,852,896
Gartner Inc. Class A1	244,615	2,849,765
Jones Lang LaSalle Inc.[1]	110,671	2,845,351
Charming Shoppes Inc.[1]	363,579	2,832,280
Lexington Corp. Properties Trust	129,327	2,818,035
Men’s Wearhouse Inc. (The)[1]	105,257	2,796,678
FirstFed Financial Corp.[1]	60,560	2,793,633
Cincinnati Bell Inc.[1]	683,984	2,783,815
Granite Construction Inc.	116,784	2,775,956

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Curtiss-Wright Corp.	58,908	$2,761,018
eFunds Corp.[1]	166,783	2,735,241
New Jersey Resources Corp.	72,197	2,729,047
Corporate Office Properties Trust	109,154	2,728,850
American Management Systems Inc.[1]	141,551	2,717,779
Texas Industries Inc.	75,130	2,715,950
Anixter International Inc.	95,011	2,684,061
Liberty Corp.	57,940	2,680,884
First Citizens BancShares Inc. Class A	21,776	2,678,448
Insight Enterprises Inc.[1]	138,753	2,670,995
Benchmark Electronics Inc.[1]	84,736	2,667,489
NetIQ Corp.[1]	190,431	2,658,417
AMCORE Financial Inc.	88,647	2,640,794
Casey’s General Store Inc.	157,990	2,622,634
Skyworks Solutions Inc.[1]	224,762	2,620,725
Six Flags Inc.[1]	330,400	2,593,640
Saxon Capital Inc.[1]	91,110	2,588,435
Vintage Petroleum Inc.	176,431	2,586,478
Ryan’s Family Steak Houses Inc.[1]	150,302	2,571,667
Provident Bankshares Corp.	81,922	2,570,712
Sterling Financial Corp. (Washington)[1]	69,519	2,564,556
Chiquita Brands International Inc.[1]	122,717	2,558,649
Philadelphia Consolidated Holding Corp.[1]	43,935	2,548,230
Colonial Properties Trust	62,393	2,545,634
BankAtlantic Bancorp Inc. Class A	149,958	2,543,288
Southwest Gas Corp.	108,642	2,542,223
Technitrol Inc.[1]	134,152	2,522,058
CH Energy Group Inc.	51,287	2,517,679
Alpharma Inc. Class A	128,370	2,517,336
Jacuzzi Brands Inc.[1]	267,282	2,507,105
Stewart Enterprises Inc. Class A1	344,392	2,503,730
Essex Property Trust Inc.	38,209	2,502,689
Seacor Holdings Inc.[1]	60,811	2,498,116
RLI Corp.	64,600	2,493,560
UniSource Energy Corp.	101,488	2,493,560
AMR Corp.[1]	195,816	2,492,737
USEC Inc.	292,925	2,475,216
ValueClick Inc.[1]	228,819	2,471,245
Aztar Corp.[1]	100,611	2,465,976
Stillwater Mining Co.[1]	156,755	2,461,054
Quanex Corp.	57,884	2,459,491
National Health Investors Inc.	79,107	2,436,496
Monaco Coach Corp.	90,782	2,432,958
Imagistics International Inc.[1]	55,209	2,431,956
DRS Technologies Inc.[1]	86,907	2,431,658
Magnum Hunter Resources Inc.[1]	239,741	2,430,974
Tecumseh Products Co. Class A	57,617	2,425,676
El Paso Electric Co.[1]	175,149	2,424,062
ABM Industries Inc.	134,250	2,409,787
Viasys Healthcare Inc.[1]	106,458	2,408,080
Sola International Inc.[1]	103,210	2,399,633
Medarex Inc.[1]	262,869	2,357,935
Ruddick Corp.	116,429	2,356,523
NBT Bancorp Inc.	104,650	2,354,625
Albany International Corp. Class A	87,549	2,354,193
Shaw Group Inc. (The)[1]	216,838	2,350,524
Stewart Information Services Corp.	59,640	2,343,852
Manitowoc Co. Inc. (The)	79,141	2,340,991
Carpenter Technology Corp.	71,194	2,340,859
Electro Scientific Industries Inc.[1]	99,275	2,336,933
Axcelis Technologies Inc.[1]	209,885	2,333,921
MFA Mortgage Investments Inc.	230,540	2,328,454
Summit Properties Inc.	97,348	2,321,750
Sensient Technologies Corp.	124,252	2,319,785
Finish Line Inc. (The)[1]	62,701	2,318,683
Journal Register Co.[1]	110,621	2,311,979
Brown Shoe Co. Inc.	63,366	2,308,423
Cash America International Inc.	99,846	2,301,450
Landry’s Restaurants Inc.	77,087	2,299,505
Province Healthcare Co.[1]	143,760	2,285,784
IHOP Corp.	66,352	2,285,163
Genlyte Group Inc. (The)[1]	40,737	2,282,901
USG Corp.[1]	130,477	2,282,043
EastGroup Properties Inc.	64,270	2,281,585
Ionics Inc.[1]	80,005	2,272,142
NeighborCare Inc.[1]	93,610	2,270,043
Lin TV Corp. Class A1	95,272	2,268,426
Invacare Corp.	50,250	2,268,285
Range Resources Corp.	186,717	2,264,877
THQ Inc.[1]	111,851	2,262,746
Price Communications Corp.[1]	144,070	2,260,458
Mid-America Apartment Communities Inc.	60,872	2,260,177

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
G&K Services Inc. Class A	60,647	$2,257,281
Overseas Shipholding Group Inc.	61,810	2,256,065
Heritage Property Investment Trust Inc.	72,085	2,241,843
Ascential Software Corp.[1]	102,179	2,239,764
First Charter Corp.	106,130	2,234,036
Hudson River Bancorp Inc.	108,232	2,229,579
Corus Bankshares Inc.	55,141	2,221,631
CharterMac	89,164	2,209,484
Meritage Corp.[1]	29,664	2,202,552
Idex Corp.	50,480	2,194,870
JLG Industries Inc.	153,391	2,193,491
Horace Mann Educators Corp.	139,513	2,193,144
Keystone Property Trust	90,157	2,191,717
Northwest Airlines Corp.[1]	216,752	2,191,363
RAIT Investment Trust	74,008	2,186,936
PolyOne Corp.[1]	327,096	2,175,188
Sovran Self Storage Inc.	52,073	2,175,089
Anworth Mortgage Asset Corp.	155,753	2,174,312
Houston Exploration Co.[1]	48,595	2,173,654
Integrated Silicon Solution Inc.[1]	122,443	2,172,139
Anthracite Capital Inc.	170,538	2,170,949
Spherion Corp.[1]	211,468	2,163,318
Nuevo Energy Co.[1]	65,565	2,134,796
PS Business Parks Inc.	45,901	2,127,511
Incyte Corp.[1]	255,620	2,124,202
Sonic Automotive Inc.	84,582	2,118,779
Kindred Healthcare Inc.[1]	42,050	2,115,115
Arkansas Best Corp.	77,437	2,074,537
Denbury Resources Inc.[1]	122,720	2,069,059
Alaska Air Group Inc.[1]	83,882	2,068,530
Schulman (A.) Inc.	105,124	2,065,687
Dollar Thrifty Automotive Group Inc.[1]	81,711	2,064,837
Laclede Group Inc. (The)	67,913	2,057,764
Community Bank System Inc.	44,322	2,051,222
Gold Bancorp Inc.	125,646	2,048,030
Oxford Industries Inc.	44,138	2,038,734
AK Steel Holding Corp.[1]	347,194	2,038,029
Central Garden & Pet Co.[1]	56,606	2,037,816
Bandag Inc.	40,923	2,036,738
Argosy Gaming Co.[1]	57,285	2,036,482
Longview Fibre Co.	182,160	2,032,906
Empire District Electric Co. (The)	89,393	2,024,751
Modine Manufacturing Co.	77,678	2,024,289
Stage Stores Inc.[1]	52,319	2,024,222
First Financial Bancorp	109,008	2,016,648
Woodward Governor Co.	31,569	2,012,208
UIL Holdings Corp.	41,771	2,012,109
Equity One Inc.	104,316	2,004,954
Spartech Corp.	80,453	2,003,280
Harleysville Group Inc.	107,530	2,002,209
Primus Telecommunications Group Inc.[1]	237,719	1,999,217
Longs Drug Stores Corp.	106,045	1,996,827
Universal Compression Holdings Inc.[1]	60,645	1,995,221
Mid-State Bancshares	84,098	1,988,918
Arch Chemicals Inc.	70,400	1,987,392
Roto-Rooter Inc.	39,137	1,978,375
Koger Equity Inc.	84,244	1,977,207
UICI[1]	133,851	1,975,641
MCG Capital Corp.	97,555	1,969,635
Pilgrim’s Pride Corp.	87,542	1,963,567
South Jersey Industries Inc.	47,969	1,962,412
Steel Dynamics Inc.[1]	79,119	1,960,569
Pacific Capital Bancorp	49,162	1,950,257
PSS World Medical Inc.[1]	174,281	1,950,204
WesBanco Inc.	64,127	1,946,254
Watsco Inc.	66,937	1,941,173
Sunrise Senior Living Inc.[1]	54,055	1,937,872
Newport Corp.[1]	114,865	1,920,543
Cornerstone Realty Income Trust Inc.	205,115	1,917,825
Mine Safety Appliances Co.	67,512	1,914,640
Unizan Financial Corp.	77,085	1,914,021
Republic Bancorp Inc.	135,566	1,906,058
Tenneco Automotive Inc.[1]	149,357	1,895,340
Griffon Corp.[1]	87,693	1,894,169
Plains Exploration & Production Co.[1]	101,491	1,891,792
Handleman Co.	78,932	1,889,632
Kirby Corp.[1]	55,809	1,885,786
Warnaco Group Inc. (The)[1]	93,377	1,875,944
Gray Television Inc.	127,877	1,869,562
Florida East Coast Industries Inc.	52,139	1,867,619

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
American Eagle Outfitters Inc.[1]	69,091	$1,862,693
Cambrex Corp.	68,868	1,852,549
Silicon Graphics Inc.[1]	728,698	1,850,893
Quanta Services Inc.[1]	261,003	1,847,901
Gardner Denver Inc.[1]	68,234	1,847,777
Esterline Technologies Corp.[1]	74,268	1,845,560
School Specialty Inc.[1]	51,884	1,845,514
Brookfield Homes Corp.	52,378	1,837,944
MAXIMUS Inc.[1]	52,448	1,835,680
Harvest Natural Resources Inc.[1]	125,567	1,834,534
LaSalle Hotel Properties	77,073	1,818,923
Interstate Bakeries Corp.	159,789	1,816,801
FelCor Lodging Trust Inc.[1]	174,323	1,816,446
AMLI Residential Properties Trust	64,240	1,814,781
Selective Insurance Group Inc.	51,399	1,802,563
S1 Corp.[1]	236,155	1,794,778
Wolverine World Wide Inc.	74,252	1,791,701
Armor Holdings Inc.[1]	54,097	1,790,611
Anchor BanCorp Wisconsin Inc.	70,054	1,789,880
Taubman Centers Inc.	70,399	1,771,943
Sterling Financial Corp. (Pennsylvania)	68,888	1,771,111
Otter Tail Corp.	66,820	1,765,384
Washington Real Estate Investment Trust	54,389	1,764,923
TBC Corp.[1]	59,898	1,759,204
Hecla Mining Co.[1]	207,108	1,741,778
Rayovac Corp.[1]	60,886	1,741,340
St. Mary Land & Exploration Co.	51,917	1,735,585
URS Corp.[1]	60,219	1,733,103
Fidelity Bankshares Inc.	47,199	1,729,843
Swift Energy Co.[1]	91,446	1,723,757
Sports Authority Inc. (The)[1]	42,986	1,722,879
Russell Corp.	93,834	1,713,409
Universal Forest Products Inc.	55,390	1,709,335
Argonaut Group Inc.[1]	89,727	1,707,505
PFF Bancorp Inc.	44,767	1,706,966
Aviall Inc.[1]	112,061	1,703,327
TierOne Corp.	72,439	1,701,592
AMC Entertainment Inc.[1]	110,668	1,698,754
Pharmacopeia Inc.[1]	84,411	1,698,349
Genesco Inc.[1]	73,161	1,695,872
Triumph Group Inc.[1]	50,928	1,683,170
Schnitzer Steel Industries Inc. Class A	52,256	1,675,311
Regal-Beloit Corp.	83,813	1,674,584
K2 Inc.[1]	104,265	1,671,368
Alexion Pharmaceuticals Inc.[1]	69,916	1,661,204
Parkway Properties Inc.	35,515	1,660,326
Ferro Corp.	63,277	1,654,694
First Community Bancorp	44,046	1,646,880
Phillips-Van Heusen Corp.	88,872	1,644,132
Jo-Ann Stores Inc.[1]	58,366	1,637,166
Cell Genesys Inc.[1]	135,833	1,635,429
Microsemi Corp.[1]	119,279	1,631,737
Ditech Communications Corp.[1]	97,775	1,629,909
Hawthorne Financial Corp.[1]	36,918	1,624,023
Cathay General Bancorp	24,600	1,619,172
Global Industries Ltd.[1]	275,518	1,611,780
Petroleum Development Corp.[1]	56,205	1,610,273
Schweitzer-Mauduit International Inc.	49,825	1,609,348
Financial Federal Corp.[1]	48,101	1,608,016
Greif Inc. Class A	45,943	1,605,248
First Financial Bankshares Inc.	40,055	1,605,004
Hain Celestial Group Inc.[1]	72,650	1,604,838
Connecticut Bankshares Inc.	30,852	1,603,070
EMCOR Group Inc.[1]	43,476	1,595,569
Community First Bankshares Inc.	49,584	1,593,630
Fleetwood Enterprises Inc.[1]	129,532	1,590,653
Community Trust Bancorp Inc.	48,108	1,587,564
Insight Communications Co. Inc.[1]	158,351	1,583,510
Safeguard Scientifics Inc.[1]	425,334	1,582,242
Lone Star Steakhouse & Saloon Inc.	54,171	1,581,251
Toro Co.	25,471	1,579,202
First Merchants Corp.	65,566	1,576,862
FIRSTFED AMERICA BANCORP INC.	56,552	1,576,104
Superior Industries International Inc.	44,417	1,574,138
First Sentinel Bancorp Inc.	74,374	1,573,010
Gaylord Entertainment Co.[1]	50,893	1,572,594
MTS Systems Corp.	56,540	1,564,462
International Multifoods Corp.[1]	62,928	1,555,580
Veritas DGC Inc.[1]	74,984	1,552,169
Boca Resorts Inc. Class A1	88,775	1,549,124
Meristar Hospitality Corp.[1]	222,554	1,546,750

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Group 1 Automotive Inc.[1]	42,659	$1,544,256
Trammell Crow Co.[1]	109,917	1,542,136
Glenborough Realty Trust Inc.	68,821	1,538,149
Federal Signal Corp.	77,482	1,538,018
S&T Bancorp Inc.	50,964	1,531,978
Sybase Inc.[1]	72,695	1,525,868
Consolidated Graphics Inc.[1]	39,627	1,523,658
NCO Group Inc.[1]	65,067	1,520,616
Belden Inc.	80,017	1,517,922
Sun Communities Inc.	35,404	1,515,999
Smith (A.O.) Corp.	52,279	1,513,477
Glimcher Realty Trust	55,769	1,511,340
WCI Communities Inc.[1]	60,348	1,510,510
Net.B@nk Inc.	123,394	1,506,641
Chesapeake Corp.	62,971	1,503,118
Prime Hospitality Corp.[1]	131,406	1,495,400
Albany Molecular Research Inc.[1]	94,035	1,494,216
American Home Mortgage Investment Corp.	51,789	1,491,523
Alfa Corp.	108,839	1,481,299
Glacier Bancorp Inc.	45,923	1,481,017
ESS Technology Inc.[1]	100,651	1,475,544
Paxar Corp.[1]	99,802	1,472,080
First Federal Capital Corp.	68,788	1,464,497
National Penn Bancshares Inc.	46,149	1,455,078
SOURCECORP Inc.[1]	54,614	1,447,271
Lance Inc.	88,056	1,443,238
Kramont Realty Trust	76,351	1,443,034
Triad Guaranty Inc.[1]	27,348	1,442,607
General Communication Inc. Class A1	158,306	1,440,585
West Pharmaceutical Services Inc.	38,500	1,439,900
First Republic Bank	37,330	1,439,445
United Auto Group Inc.	52,587	1,438,780
Olin Corp.	80,449	1,436,015
Hologic Inc.[1]	70,636	1,430,379
Bedford Property Investors Inc.	46,931	1,429,988
ShopKo Stores Inc.[1]	97,583	1,426,663
Investors Real Estate Trust	145,164	1,425,510
Orthodontic Centers of America Inc.[1]	180,241	1,423,904
Primedia Inc.[1]	525,843	1,419,776
First Financial Corp.	48,435	1,419,630
United Community Financial Corp.	108,468	1,413,338
Perot Systems Corp. Class A1	105,737	1,406,302
William Lyon Homes Inc.[1]	15,044	1,402,101
Ocular Sciences Inc.[1]	47,940	1,397,451
Equity Inns Inc.	151,812	1,396,670
Berry Petroleum Co. Class A	51,182	1,396,245
Credence Systems Corp.[1]	117,293	1,393,441
NCI Building Systems Inc.[1]	59,351	1,392,374
Stride Rite Corp.	131,196	1,391,990
Pinnacle Entertainment Inc.[1]	100,742	1,390,240
Simmons First National Corp. Class A	50,434	1,389,457
EnPro Industries Inc.[1]	73,308	1,386,987
Infinity Property & Casualty Corp.	44,090	1,385,749
SonicWALL Inc.[1]	155,183	1,384,232
Offshore Logistics Inc.[1]	60,048	1,384,106
Applied Industrial Technologies Inc.	60,618	1,377,241
Alderwoods Group Inc.[1]	132,210	1,374,984
Rofin-Sinar Technologies Inc.[1]	46,058	1,374,831
RadiSys Corp.[1]	65,707	1,373,276
TriQuint Semiconductor Inc.[1]	187,525	1,368,933
Ocwen Financial Corp.[1]	140,178	1,355,521
Local Financial Corp.[1]	62,039	1,352,450
NACCO Industries Inc.	16,401	1,351,442
Weis Markets Inc.	40,036	1,351,215
Town & Country Trust (The)	49,657	1,350,670
Irwin Financial Corp.	50,040	1,350,079
Allegiant Bancorp Inc.	45,760	1,345,802
Columbia Banking System Inc.	47,977	1,343,356
Hanger Orthopedic Group Inc.[1]	74,266	1,340,501
American States Water Co.	54,430	1,328,092
InfoSpace Inc.[1]	34,137	1,326,905
Datascope Corp.	37,680	1,324,075
Jakks Pacific Inc.[1]	88,236	1,323,540
Integra Bank Corp.	54,934	1,323,360
MB Financial Inc.	33,931	1,322,970
Nu Skin Enterprises Inc. Class A	65,492	1,319,664
Applera Corp. – Celera Genomics Group[1]	90,753	1,316,826
Methode Electronics Inc.	101,685	1,311,737
HomeStore Inc.[1]	309,796	1,310,437
U.S. Restaurant Properties Inc.	69,416	1,300,856

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Central Parking Corp.	64,777	$1,300,722
Tredegar Corp.	88,611	1,296,379
Parker Drilling Co.[1]	310,533	1,294,923
Frontier Airlines Inc.[1]	123,917	1,291,215
Stewart & Stevenson Services Inc.	88,215	1,289,703
Burlington Coat Factory Warehouse Corp.	65,083	1,288,643
Hanover Compressor Co.[1]	106,521	1,287,839
Comstock Resources Inc.[1]	64,607	1,283,741
Century Business Services Inc.[1]	261,246	1,282,718
RailAmerica Inc.[1]	106,165	1,279,288
IBERIABANK Corp.	21,527	1,266,864
Robert Mondavi Corp. (The) Class A1	33,488	1,266,181
Rock-Tenn Co. Class A	87,496	1,261,692
Lawson Software Inc.[1]	152,010	1,261,683
Arris Group Inc.[1]	136,346	1,254,383
Cohu Inc.	67,223	1,253,709
PalmOne Inc.[1]	58,611	1,251,931
InFocus Corp.[1]	133,639	1,249,525
California Water Service Group	44,132	1,248,494
West Coast Bancorp	54,612	1,242,423
Interface Inc. Class A1	156,224	1,241,981
Century Aluminum Co.[1]	43,926	1,240,031
Hercules Inc.[1]	107,878	1,238,439
Kimball International Inc. Class B	79,002	1,237,961
MRV Communications Inc.[1]	371,759	1,237,957
Kaydon Corp.	44,961	1,237,776
Urstadt Biddle Properties Inc. Class A	74,883	1,235,570
AAR Corp.[1]	100,596	1,235,319
Ramco-Gershenson Properties Trust	43,755	1,233,891
Input/Output Inc.[1]	158,590	1,229,072
Deltic Timber Corp.	34,475	1,223,173
Coherent Inc.[1]	46,516	1,222,906
Silicon Storage Technology Inc.[1]	94,210	1,219,077
GenCorp. Inc.	112,553	1,218,949
Cabot Oil & Gas Corp.	39,781	1,215,707
Park Electrochemical Corp.	47,976	1,213,793
Valhi Inc.	96,070	1,212,403
Haverty Furniture Companies Inc.	56,768	1,208,023
Advanta Corp. Class B	72,567	1,204,612
Walter Industries Inc.	100,724	1,202,645
Saul Centers Inc.	39,212	1,197,927
AMCOL International Corp.	68,638	1,197,733
Agilysys Inc.	100,579	1,196,890
Dress Barn Inc.[1]	68,194	1,196,123
Marcus Corp.	68,896	1,195,346
State Auto Financial Corp.	46,125	1,190,486
deCODE genetics Inc.[1]	112,091	1,188,165
Westcorp Inc.	26,763	1,179,445
FBL Financial Group Inc. Class A	41,881	1,176,856
Alabama National Bancorp	21,154	1,174,470
Kaman Corp. Class A	78,384	1,170,273
Bank Mutual Corp.	103,286	1,155,768
JDA Software Group Inc.[1]	78,943	1,148,621
Glatfelter Co.	102,077	1,147,345
National Western Life Insurance Co. Class A1	7,752	1,145,668
Universal Health Realty Income Trust	33,778	1,138,319
Correctional Properties Trust	36,794	1,133,255
Russ Berrie & Co. Inc.	32,162	1,125,670
1st Source Corp.	45,444	1,118,831
CCBT Financial Companies Inc.	30,310	1,118,439
Maxwell Shoe Co. Inc. Class A1	49,650	1,117,622
BSB Bancorp Inc.	28,924	1,116,466
Presidential Life Corp.	74,025	1,108,895
Choice Hotels International Inc.	24,750	1,107,315
Caraustar Industries Inc.[1]	94,065	1,095,857
United Fire & Casualty Co.	25,784	1,089,864
Watts Industries Inc. Class A	46,359	1,084,337
Insituform Technologies Inc. Class A1	69,325	1,083,550
R&G Financial Corp. Class B	31,249	1,079,340
RTI International Metals Inc.[1]	68,170	1,079,131
CB Bancshares Inc.	15,430	1,078,403
CDI Corp.	33,391	1,077,861
Thomas Industries Inc.	34,049	1,072,544
Exar Corp.[1]	57,961	1,072,278
Octel Corp.	35,840	1,069,824
Topps Co. (The)	111,810	1,067,786
Arctic Cat Inc.	41,865	1,067,139
Omega Financial Corp.	29,133	1,065,161
Delta & Pine Land Co.	42,617	1,063,294
Georgia Gulf Corp.	35,138	1,059,411

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Standex International Corp.	39,197	$1,058,319
Peoples Bancorp Inc.	37,992	1,056,558
Vail Resorts Inc.[1]	67,030	1,056,393
DIMON Inc.	148,607	1,055,110
Genesis HealthCare Corp.[1]	43,316	1,054,745
Analogic Corp.	23,137	1,052,502
Bel Fuse Inc. Class B	32,118	1,051,543
Valmont Industries Inc.	52,591	1,050,768
Banner Corp.	35,767	1,047,615
Wind River Systems Inc.[1]	94,073	1,041,388
Quantum Corp.[1]	280,666	1,038,464
Ethyl Corp.[1]	52,363	1,037,311
E.piphany Inc.[1]	142,517	1,028,973
Nabi Biopharmaceuticals[1]	66,150	1,028,633
ADVO Inc.	31,804	1,024,725
Universal American Financial Corp.[1]	84,377	1,012,524
Tower Automotive Inc.[1]	200,226	1,009,139
Peoples Holding Co.	29,943	1,009,079
Energy Partners Ltd.[1]	75,570	1,008,859
Atwood Oceanics Inc.[1]	28,302	1,007,268
Elizabeth Arden Inc.[1]	47,563	1,004,531
Keane Inc.[1]	63,754	1,003,488
CIRCOR International Inc.	44,269	1,000,479
WSFS Financial Corp.	19,912	998,985
J&J Snack Foods Corp.[1]	22,030	995,315
DuPont Photomasks Inc.[1]	42,671	992,527
Buckeye Technologies Inc.[1]	95,759	992,063
Crompton Corp.	155,148	989,844
Apogee Enterprises Inc.	79,960	985,907
Bank of Granite Corp.	47,393	979,613
Brookstone Inc.[1]	35,603	979,439
Midas Inc.[1]	50,277	977,888
Plexus Corp.[1]	54,921	977,045
Brush Engineered Materials Inc.[1]	48,011	973,183
NUI Corp.	57,411	970,820
Bowne & Co. Inc.	56,754	970,493
Cato Corp. Class A	48,314	970,145
Riggs National Corp.	56,127	965,946
Pope & Talbot Inc.	56,180	965,734
Intertan Inc.[1]	68,964	963,427
Artesyn Technologies Inc.[1]	100,989	961,415
PAREXEL International Corp.[1]	53,620	958,189
First Financial Holdings Inc.	31,978	955,822
Wellman Inc.	114,442	955,591
Central Vermont Public Service Corp.	42,423	954,517
Tompkins Trustco Inc.	20,965	953,908
EDO Corp.	39,522	951,690
Praecis Pharmaceuticals Inc.[1]	160,988	951,439
SCS Transportation Inc.[1]	43,180	941,324
CIBER Inc.[1]	85,544	940,984
Calgon Carbon Corp.	122,177	940,763
Stein Mart Inc.[1]	68,143	940,373
Goody’s Family Clothing Inc.	65,829	939,380
Second Bancorp Inc.	29,063	938,735
Time Warner Telecom Inc. Class A1	143,633	937,923
City Bank	27,197	936,393
USB Holding Co. Inc.	38,036	933,403
Republic Bancshares Inc.	30,962	929,851
Meridian Resource Corp. (The)[1]	153,953	926,797
Levitt Corp. Class A1	37,765	925,243
Haemonetics Corp.[1]	29,411	924,976
Perini Corp.[1]	58,663	923,942
Flushing Financial Corp.	50,962	922,412
4Kids Entertainment Inc.[1]	41,124	919,944
Camden National Corp.	28,722	917,668
Southern Financial Bancorp Inc.	20,544	916,262
Dade Behring Holdings Inc.[1]	20,224	899,564
SWS Group Inc.	50,209	899,243
Patina Oil & Gas Corp.	34,026	893,183
Sycamore Networks Inc.[1]	218,307	890,693
UniFirst Corp.	32,204	888,186
Zygo Corp.[1]	56,653	885,486
Immunogen Inc.[1]	131,636	884,594
Humboldt Bancorp	44,344	879,342
Innkeepers USA Trust	96,173	879,021
Aaron Rents Inc.	35,311	878,891
AMN Healthcare Services Inc.[1]	47,616	873,754
Encore Acquisition Co.[1]	31,444	870,999
SCBT Financial Corp.	27,548	867,762
Capital City Bank Group Inc.	21,003	866,374
Cascade Natural Gas Corp.	39,747	866,087
RC2 Corp.[1]	31,431	864,353

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
LTC Properties Inc.	47,584	$861,746
Astec Industries Inc.[1]	53,354	859,533
Genesee & Wyoming Inc. Class A1	34,756	858,473
Pericom Semiconductor Corp.[1]	74,776	858,428
New England Business Service Inc.	25,260	855,051
Atlantic Coast Airlines Holdings Inc.[1]	117,449	853,854
Washington Trust Bancorp Inc.	32,337	853,697
Steak n Shake Company (The)[1]	44,200	850,850
Magna Entertainment Corp. Class A1	141,204	850,048
Myers Industries Inc.	68,993	848,614
City Holding Co.	24,738	848,513
RehabCare Group Inc.[1]	42,679	848,459
Frontier Financial Corp.	24,559	844,584
Extreme Networks Inc.[1]	116,916	842,964
Lexicon Genetics Inc.[1]	134,429	842,870
C&D Technologies Inc.	50,439	842,836
MemberWorks Inc.[1]	24,092	841,293
Skyline Corp.	21,793	840,556
First Indiana Corp.	41,635	838,945
Robbins & Myers Inc.	38,685	833,662
Coachmen Industries Inc.	49,846	831,431
ITLA Capital Corp.[1]	16,790	830,433
Union Bankshares Corp.	25,625	826,919
Hanmi Financial Corp.	31,046	825,513
Investment Technology Group Inc.[1]	53,950	825,435
Cirrus Logic Inc.[1]	108,773	824,499
Interwoven Inc[1]	82,590	823,422
Harbor Florida Bancshares Inc.	28,425	822,619
InVision Technologies Inc.[1]	16,542	821,641
Metris Companies Inc.[1]	101,858	818,938
Nordson Corp.	21,854	818,651
Matrix Service Co.[1]	60,359	816,657
Triarc Companies Inc. Class B	74,504	816,564
Winston Hotels Inc.	77,460	816,428
Navigant International Inc.[1]	45,214	813,852
Partners Trust Financial Group Inc.	23,558	805,919
Komag Inc.[1]	43,774	805,442
Ameron International Corp.	23,853	804,562
MainSource Financial Group Inc.	22,425	803,263
KCS Energy Inc.[1]	75,036	802,885
Terayon Communication Systems Inc.[1]	234,366	801,532
Vans Inc.[1]	53,864	797,187
SJW Corp.	22,927	794,650
Clark Inc.[1]	46,635	792,795
Pulitzer Inc.	16,423	792,410
Movado Group Inc.	26,398	790,356
Community Banks Inc.	25,318	788,909
Great Lakes REIT Inc.	50,790	786,229
Baldwin & Lyons Inc. Class B	27,073	785,929
Stamps.com Inc.	130,976	784,546
Cleveland-Cliffs Inc.[1]	11,973	783,393
Healthcare Services Group Inc.	47,409	779,878
REMEC Inc.[1]	102,595	779,722
Buckle Inc. (The)	26,821	776,736
Avatar Holdings[1]	20,675	775,106
Pathmark Stores Inc.[1]	97,047	774,435
WMS Industries Inc.[1]	24,958	773,698
First Place Financial Corp.	42,599	772,746
Building Materials Holdings Corp.	44,011	772,393
Duane Reade Inc.[1]	45,534	771,346
MarineMax Inc.[1]	28,998	770,477
Applica Inc.[1]	68,454	769,423
Sandy Spring Bancorp Inc.	21,200	769,136
Barnes Group Inc.	27,458	765,804
Acadia Realty Trust	54,176	764,423
GEO Group Inc. (The)[1]	33,104	761,392
Central Pacific Financial Corp.	25,529	760,509
Ennis Business Forms Inc.	45,098	754,941
ActivCard Corp.[1]	116,041	750,785
Nautilus Group Inc. (The)	47,585	749,464
Getty Realty Corp.	28,192	749,061
CTS Corp.	57,381	748,248
Cascade Corp.	36,778	746,593
Asbury Automotive Group Inc.[1]	43,116	746,338
Nash Finch Co.	31,471	745,233
Tupperware Corp.	41,827	744,939
Citizens First Bancorp Inc.	30,747	742,848
Sybron Dental Specialties Inc.[1]	27,153	739,919
Jarden Corp.[1]	20,811	738,999
Matria Healthcare Inc.[1]	29,185	738,964
ESCO Technologies Inc.[1]	15,947	735,476
Grace (W.R.) & Co.[1]	234,947	733,035

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Yardville National Bancorp	29,670	$732,849
Dura Automotive Systems Inc.[1]	54,779	728,013
WD-40 Co.	20,772	727,020
InterCept Inc.[1]	59,593	726,439
Orbital Sciences Corp.[1]	57,868	725,086
Farmer Brothers Co.	2,010	723,600
CSK Auto Corp.[1]	39,871	722,064
Action Performance Companies Inc.	47,256	721,599
First Community Bancshares Inc.	23,587	720,347
Angelica Corp.	31,516	719,510
Heidrick & Struggles International Inc.[1]	30,035	718,738
LSI Industries Inc.	59,088	718,510
BancFirst Corp.	12,947	717,782
Omega Healthcare Investors Inc.	65,943	716,800
Bassett Furniture Industries Inc.	36,032	714,515
Lithia Motors Inc. Class A	25,841	714,504
AmericanWest Bancorporation[1]	36,233	714,152
Northwest Bancorp Inc.	27,870	712,636
FNB Corp. (Virginia)	25,713	707,879
Interchange Financial Services Corp.	29,038	705,623
Corvis Corp.[1]	366,572	703,818
Horizon Financial Corp.	38,145	703,012
TriCo Bancshares	18,794	702,520
First Oak Brook Bancshares Class A	23,003	701,822
Patriot Bank Corp.	23,881	699,236
Sanfilippo (John B.) & Son Inc.[1]	19,036	698,621
Vital Sign Inc.	20,704	698,346
SBS Technologies Inc.[1]	45,065	696,705
CT Communications Inc.	50,251	694,971
Capital Corporation of the West	17,728	693,697
Volt Information Sciences Inc.[1]	28,342	692,678
Emmis Communications Corp.[1]	28,934	688,919
Maxygen Inc.[1]	72,383	686,915
Financial Institutions Inc.	29,939	686,202
Southside Bancshares Inc.	36,852	685,816
Cubic Corp.	26,247	682,422
Mission West Properties Inc.	51,143	677,645
Berkshire Hills Bancorp Inc.	19,361	675,699
Iomega Corp.	120,190	671,862
HEICO Corp.	42,741	670,606
MasTec Inc.[1]	70,810	670,571
Midland Co. (The)	26,800	668,660
Rent-Way Inc.[1]	75,973	668,562
EMS Technologies Inc.[1]	34,562	667,392
Intermagnetics General Corp.[1]	25,163	666,819
GameStop Corp.[1]	36,871	664,415
ABC Bancorp	35,047	664,141
Bally Total Fitness Holding Corp.[1]	113,051	662,479
Steven Madden Ltd.[1]	33,165	661,973
Southwest Bancorp Inc.	38,155	660,082
Willow Grove Bancorp Inc.	36,781	658,380
Skechers U.S.A. Inc. Class A1	50,046	656,103
Capstead Mortgage Corp.	35,486	654,717
Wet Seal Inc. Class A1	79,334	654,506
National Presto Industries Inc.	16,849	653,067
Department 56 Inc.[1]	44,185	653,054
American Physicians Capital Inc.[1]	31,241	652,937
Resource America Inc. Class A	35,066	648,721
Guilford Pharmaceuticals Inc.[1]	89,448	646,709
Churchill Downs Inc.	16,652	645,765
Safety Insurance Group Inc.	33,942	644,898
Lufkin Industries Inc.	20,541	643,960
Sun Bancorp Inc. (New Jersey)[1]	25,446	643,529
Unifi Inc.[1]	145,089	642,744
Flagstar Bancorp Inc.	24,987	640,917
NS Group Inc.[1]	49,248	640,224
D&E Communications Inc.	45,749	640,029
Sterling Bancshares Inc.	47,643	637,940
Kelly Services Inc. Class A	21,543	637,888
Transkaryotic Therapies Inc.[1]	36,964	634,302
Cross Country Healthcare Inc.[1]	38,080	634,032
Blair Corp.	23,781	633,764
National Bankshares Inc.	12,582	633,000
Sequa Corp. Class A1	12,765	630,591
Herley Industries Inc.[1]	33,248	627,722
Tweeter Home Entertainment Group Inc.[1]	66,206	624,985
Penn Engineering & Manufacturing Corp.	36,780	624,157
Manufactured Home Communities Inc.	17,661	623,433
Silgan Holdings Inc.[1]	13,631	623,346
Aftermarket Technology Corp.[1]	42,383	622,606

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Encore Wire Corp.[1]	16,705	$622,261
Lakeland Financial Corp.	18,394	621,165
OMNOVA Solutions Inc.[1]	118,256	620,844
Tennant Co.	15,552	616,948
Anaren Inc.[1]	38,913	614,047
Collins & Aikman Corp.[1]	111,503	613,266
CNA Surety Corp.[1]	55,475	612,999
Global Power Equipment Group Inc.[1]	72,360	609,271
Coastal Bancorp Inc.	14,557	601,932
Advent Software Inc.[1]	32,058	599,485
Electro Rent Corp.	59,378	597,343
TIBCO Software Inc.[1]	73,016	596,541
Dave & Buster’s Inc.[1]	39,592	595,860
Alliance Semiconductor Corp.[1]	78,247	595,460
Cable Design Technologies Corp.[1]	62,034	588,082
Alloy Inc.[1]	122,319	587,131
Oshkosh Truck Corp.	10,440	581,508
Theragenics Corp.[1]	107,055	575,956
Midway Games Inc.[1]	79,100	575,848
Credit Acceptance Corp.[1]	30,285	575,112
Boykin Lodging Co.[1]	61,967	575,054
Tanger Factory Outlet Centers Inc.	12,683	574,794
Stanley Furniture Co. Inc.	14,675	569,830
Great Southern Bancorp Inc.	11,586	569,220
Umpqua Holdings Corp.	28,138	568,106
First State Bancorp	18,374	567,022
Mindspeed Technologies Inc.[1]	86,827	566,980
Gorman-Rupp Co. (The)	21,834	565,501
SEMCO Energy Inc.	99,804	564,891
Southwest Water Co.	41,269	564,147
Gene Logic Inc.[1]	111,556	563,358
Lawson Products Inc.	17,275	563,338
Casella Waste Systems Inc. Class A1	38,579	560,939
Ducommun Inc.[1]	23,987	560,576
Farmers Capital Bank Corp.	15,994	559,790
Kansas City Life Insurance Co.	13,054	558,581
World Wrestling Entertainment Inc.	38,608	557,886
CSS Industries Inc.	16,653	553,712
PRG-Schultz International Inc.[1]	125,165	550,726
EnergySouth Inc.	15,742	549,537
Central Coast Bancorp[1]	29,870	548,712
Valence Technology Inc.[1]	122,032	543,042
Manugistics Group Inc.[1]	79,153	542,198
Associated Estates Realty Corp.	58,494	536,390
Tier Technologies Inc. Class B1	50,025	534,767
Roxio Inc.[1]	119,195	532,802
Massbank Corp.	13,370	531,725
GA Financial Inc.	14,985	525,224
LSB Bancshares Inc.	30,378	524,628
First of Long Island Corp.	10,445	524,548
Quaker City Bancorp Inc.	9,622	523,437
Heritage Commerce Corp.[1]	40,200	522,600
Republic Bancorp Inc. Class A	26,836	522,495
American Mortgage Acceptance Corp.	28,840	520,562
Sipex Corp.[1]	82,546	520,040
State Financial Services Corp. Class A	18,344	518,952
Isle of Capri Casinos Inc.[1]	20,627	518,563
Lattice Semiconductor Corp.[1]	59,226	517,043
Harland (John H.) Co.	16,588	516,219
FloridaFirst Bancorp Inc.	19,108	515,534
Cornell Companies Inc.[1]	44,230	511,741
Chesapeake Utilities Corp.	19,969	511,606
Smart & Final Inc.[1]	44,416	509,896
Monro Muffler Brake Inc.[1]	20,361	508,821
Dominion Homes Inc.[1]	13,345	507,777
Gerber Scientific Inc.[1]	74,665	507,722
CFS Bancorp Inc.	34,558	506,275
EarthLink Inc.[1]	56,775	503,026
Pomeroy IT Solutions Inc.	34,658	502,541
First United Corp.	21,788	501,996
iGATE Corp.[1]	72,013	501,931
Middlesex Water Co.	24,206	501,064
OSI Systems Inc.[1]	25,025	500,500
Nature’s Sunshine Products Inc.	33,460	496,546
M&F Worldwide Corp.[1]	36,180	495,304
Sauer-Danfoss Inc.	36,167	494,403
Accredited Home Lenders Holding Co.[1]	12,527	493,564
CRIIMI MAE Inc.[1]	44,224	493,098
Sterling Bancorp (New York)	16,816	490,186
First Defiance Financial Corp.	17,594	490,169
Semitool Inc.[1]	38,344	488,503
National Processing Inc.[1]	25,703	488,357

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
BancTrust Financial Group Inc.	27,837	$487,147
Guess ? Inc.[1]	26,953	485,963
Infonet Services Corp. Class B1	244,147	485,853
Standard Register Co. (The)	30,173	483,673
Penn-America Group Inc.	32,960	483,194
Provident Financial Holdings Inc.	18,568	482,397
Photronics Inc.[1]	27,162	481,854
Sizeler Property Investors Inc.	41,334	481,128
PennFed Financial Services Inc.	13,546	478,987
Santander BanCorp	17,400	478,500
Hooker Furniture Corp.	20,555	477,698
West Marine Inc.[1]	14,944	475,966
Libbey Inc.	18,348	475,764
Texas Regional Bancshares Inc. Class A	11,151	474,475
Symmetricom Inc.[1]	52,760	473,257
MSC.Software Corp.[1]	53,639	472,560
PMA Capital Corp. Class A	77,590	470,971
Compucom Systems Inc.[1]	85,427	468,994
Computer Horizons Corp.[1]	108,949	468,481
Integrated Electrical Services Inc.[1]	41,588	467,449
Savient Pharmaceuticals Inc.[1]	123,345	466,244
Siliconix Inc.[1]	9,964	464,621
Franklin Electric Co. Inc.	7,245	461,362
Wayne Bancorp Inc.	19,692	460,793
21st Century Insurance Group	31,665	455,976
Network Equipment Technologies Inc.[1]	45,683	455,916
Cubist Pharmaceuticals Inc.[1]	49,454	454,977
Arrow International Inc.	15,198	454,268
Pennsylvania Real Estate Investment Trust	12,048	453,728
Sanders Morris Harris Group Inc.	37,842	452,969
Seacoast Banking Corp. of Florida	21,764	450,515
TeleTech Holdings Inc.[1]	71,744	449,117
Prosperity Bancshares Inc.	18,837	443,800
Camco Financial Corp.	26,954	441,237
Steinway Musical Instruments Inc.[1]	13,698	439,021
Seaboard Corp.	1,307	437,845
Exchange National Bancshares Inc.	13,804	437,587
Connecticut Water Service Inc.	15,447	437,150
Riviana Foods Inc.	15,641	436,384
Applied Films Corporation[1]	15,631	436,105
American Woodmark Corp.	6,533	434,183
Citizens South Banking Corp.	31,947	433,840
Medallion Financial Corp.	49,829	431,021
Parkvale Financial Corp.	15,031	430,788
First Consulting Group Inc.[1]	68,155	426,650
Westfield Financial Inc.	17,252	424,744
Firstbank Corp.	15,929	423,711
CLARCOR Inc.	9,560	422,074
Stepan Co.	18,463	421,695
Pacific Union Bank	14,357	421,378
Mentor Graphics Corp.[1]	23,615	420,819
Audiovox Corp. Class A1	21,027	420,540
Milacron Inc.	121,059	420,075
BHA Group Inc.	13,979	419,230
Sykes Enterprises Inc.[1]	70,421	419,005
National Health Realty Inc.	22,363	417,741
Powell Industries Inc.[1]	23,443	416,348
Friedman’s Inc.	71,731	416,040
First M&F Corp.	12,221	411,725
Merchants Bancshares Inc.	14,369	409,660
Cole National Corp.[1]	18,350	404,984
Korn/Ferry International[1]	25,179	402,864
O’Charley’s Inc.[1]	21,975	401,044
Alico Inc.	12,568	400,907
NBC Capital Corp.	15,417	400,842
First Horizon Pharmaceutical Corp.[1]	25,402	400,336
Finlay Enterprises Inc.[1]	22,204	399,894
American Medical Security Group Inc.[1]	14,970	399,849
Standard Microsystems Corp.[1]	15,009	399,840
PalmSource Inc.[1]	21,938	398,613
CompuCredit Corp.[1]	18,751	396,396
Powerwave Technologies Inc.[1]	50,741	395,780
ProAssurance Corp.[1]	11,183	391,405
WESCO International Inc.[1]	26,147	389,590
McMoRan Exploration Co.[1]	26,223	388,100
EverTrust Financial Group Inc.	21,264	387,855
Gibraltar Steel Corp.	15,625	384,062
Kadant Inc.[1]	18,364	382,889
Hypercom Corp.[1]	48,040	381,438
Insurance Auto Auctions Inc.[1]	26,180	380,395
MutualFirst Financial Inc.	15,797	380,234

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
TransMontaigne Inc.[1]	62,183	$379,316
Great American Financial Resources Inc.	24,008	378,366
American National Bankshares Inc.	15,415	378,130
Summit Bancshares Inc.	12,561	378,086
Finisar Corp.[1]	173,070	377,293
Century Bancorp Inc. Class A	11,387	376,796
Financial Industries Corp.[1]	28,347	375,881
Capitol Bancorp Ltd.	13,851	375,362
Information Holdings Inc.[1]	18,182	374,913
American Land Lease Inc.	18,347	374,829
Pantry Inc. (The)[1]	18,809	374,675
Independent Bank Corp. (Michigan)	13,442	374,494
Seabulk International Inc.[1]	41,789	371,922
Royal Bancshares of Pennsylvania Class A	14,535	370,643
MKS Instruments Inc.[1]	15,354	368,650
Restoration Hardware Inc.[1]	74,048	368,019
Rex Stores Corp.[1]	23,348	367,498
American West Holdings Corp. Class B1	38,450	366,428
FuelCell Energy Inc.[1]	26,989	365,971
Crown Media Holdings Inc.[1]	45,230	365,911
D&K Healthcare Resources Inc.	35,659	365,505
Dril-Quip Inc.[1]	22,206	365,067
Viasat Inc.[1]	14,567	362,427
PICO Holdings Inc.[1]	22,042	362,150
Perry Ellis International Inc.[1]	13,137	361,136
Oak Hill Financial Inc.	11,040	360,456
Fisher Communications Inc.[1]	7,366	359,092
Ryerson Tull Inc.	27,428	359,033
ESB Financial Corp.	25,582	358,148
Cumulus Media Inc. Class A1	17,817	356,162
Parametric Technology Corp.[1]	78,626	355,390
Gundle/SLT Environmental Inc.[1]	19,231	354,235
Oil States International Inc.[1]	26,250	352,800
Deb Shops Inc.	13,661	351,224
Advanced Marketing Services Inc.	35,406	350,519
Warwick Community Bancorp	10,462	350,477
Tarragon Realty Investors Inc.[1]	24,317	346,517
Oplink Communications Inc.[1]	136,992	343,850
Navigators Group Inc.[1]	11,946	343,806
Speedway Motorsports Inc.	11,208	339,714
Pediatrix Medical Group Inc.[1]	5,373	338,499
Alamo Group Inc.	19,424	337,783
Aether Systems Inc.[1]	72,221	335,828
Sypris Solutions Inc.	19,658	334,186
Frontier Oil Corp.	17,061	330,642
Owens & Minor Inc.	13,059	330,393
Ingles Markets Inc. Class A	30,758	329,326
CuraGen Corp.[1]	52,263	326,121
Woodhead Industries Inc.	21,649	324,735
Greenbrier Companies Inc.[1]	19,175	323,866
Neose Technologies Inc.[1]	34,397	323,332
Petroleum Helicopters Inc.[1]	13,028	321,792
McGrath Rentcorp	10,554	321,791
Gabelli Asset Management Inc. Class A	7,959	320,589
Heartland Financial USA Inc.	17,163	320,090
Landauer Inc.	7,608	319,536
Lakeland Bancorp Inc.	19,406	319,423
Hudson Highland Group Inc.[1]	11,397	317,748
Center Financial Corp.	20,044	315,493
Independence Holding Co.	10,233	315,279
Heartland Express Inc.	13,744	313,088
Taylor Capital Group Inc.	13,575	312,904
Palm Harbor Homes Inc.[1]	14,841	311,067
Material Sciences Corp.	28,179	309,969
WatchGuard Technologies Inc.[1]	39,594	309,625
PDI Inc.[1]	12,233	309,373
MAIR Holdings Inc.[1]	33,847	309,362
State Bancorp Inc.	12,793	308,311
First Busey Corp. Class A	11,344	307,536
McLeodUSA Inc. Class A1	206,369	307,490
Donegal Group Inc. Class A	15,257	305,750
Courier Corp.	6,808	304,658
OceanFirst Financial Corp.	12,212	304,445
Dobson Communications Corp. Class A1	103,468	299,023
Veeco Instruments Inc.[1]	10,634	298,284
Foothill Independent Bancorp	13,523	297,506
BRT Realty Trust	12,426	296,484

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Price Legacy Corporation[1]	17,103	$291,606
First Albany Companies Inc.	21,024	290,972
TTM Technologies Inc.[1]	23,305	287,118
Young Broadcasting Inc. Class A1	15,818	286,306
U.S. Xpress Enterprises Inc. Class A1	20,052	284,939
Lydall Inc.[1]	27,637	281,897
Brooks Automation Inc.[1]	13,400	281,132
PAB Bankshares Inc.	21,994	279,324
Ambassadors International Inc.	21,374	278,931
Regent Communications Inc.[1]	42,735	278,205
Horizon Offshore Inc.[1]	89,415	270,927
Richardson Electronics Ltd.	22,214	269,012
Littelfuse Inc.[1]	7,211	268,249
MedQuist Inc.[1]	16,777	264,070
Watson Wyatt & Co. Holdings[1]	10,428	263,203
Internet Security Systems Inc.[1]	14,835	261,689
Identix Inc.[1]	45,219	261,321
Eastern Virginia Bankshares	11,334	261,022
CEVA Inc.[1]	27,642	259,998
Columbia Bancorp	8,441	259,983
Stellent Inc.[1]	34,796	259,926
C&F Financial Corp.	6,357	259,111
First Bancorp (North Carolina)	8,185	257,746
Hutchinson Technology Inc.[1]	8,978	251,923
LodgeNet Entertainment Corp.[1]	13,259	251,921
Enstar Group Inc.[1]	5,457	251,786
Keynote Systems Inc.[1]	19,536	251,428
Pegasus Communications Corp.[1]	6,545	250,935
Charlotte Russe Holding Inc.[1]	13,563	248,203
Quaker Chemical Corp.	9,758	247,853
KFx Inc.[1]	23,832	247,614
Security Bank Corp.	8,238	247,140
Macatawa Bank Corp.	8,805	245,395
Cerner Corp.[1]	5,427	245,246
Sturm Ruger & Co. Inc.	18,039	243,707
SBA Communications Corp.[1]	62,796	243,648
NN Inc.	20,828	243,063
World Fuel Services Corp.	6,598	242,345
Playtex Products Inc.[1]	34,949	241,498
Mail-Well Inc.[1]	53,938	241,103
Technical Olympic USA Inc.[1]	7,461	238,752
CCC Information Services Group Inc.[1]	13,392	237,976
Zenith National Insurance Corp.	6,056	237,395
Mobile Mini Inc.[1]	13,610	235,453
Standard Commercial Corp.	12,544	232,691
Penn Virginia Corp.	3,831	232,159
Wausau-Mosinee Paper Corp.	16,460	231,921
FNB Corp. (North Carolina)	10,855	231,320
Waste Connections Inc.[1]	5,802	230,920
Bryn Mawr Bank Corp.	10,050	230,145
C-COR.net Corp.[1]	16,299	228,512
TRC Companies Inc.[1]	12,202	228,299
CEC Entertainment Inc.[1]	6,500	225,550
Whitehall Jewellers Inc.[1]	24,555	224,433
Center Bancorp Inc.	14,190	224,344
Virginia Financial Group Inc.	6,340	220,315
OshKosh B’Gosh Inc. Class A	9,335	218,439
Sun Bancorp Inc. (Pennsylvania)	11,187	218,147
AsiaInfo Holdings Inc.[1]	33,449	218,087
Trans World Entertainment Corp.[1]	22,898	217,073
Ampco-Pittsburgh Corp.	16,749	216,230
Commercial Bankshares Inc.	7,962	215,929
Stoneridge Inc.[1]	14,956	215,666
NetRatings Inc.[1]	19,453	214,956
Concord Camera Corp.[1]	34,212	214,851
Northern States Financial Corp.	8,019	213,466
General Cable Corp.[1]	28,419	209,732
Genesis Microchip Inc.[1]	12,441	208,511
iPayment Holdings Inc.[1]	6,231	207,243
Standard Motor Products Inc.	13,200	206,976
Coca-Cola Bottling Co. Consolidated	4,039	206,191
Strattec Security Corp.[1]	3,241	205,220
Intergraph Corp.[1]	8,431	203,862
Interland Inc.[1]	49,183	203,126
Verso Technologies Inc.[1]	121,623	203,110
Chattem Inc.[1]	7,820	202,694
Dover Motorsports Inc.	52,263	201,213
Computer Network Technology Corp.[1]	25,022	200,176
Net2Phone Inc.[1]	38,392	199,638
Fairchild Corp. (The) Class A1	39,991	199,155
Shoe Carnival Inc.[1]	12,850	199,047
NYMAGIC Inc.	7,746	195,974

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Mestek Inc.[1]	10,765	$193,555
Schawk Inc.	14,377	192,364
Gentiva Health Services Inc.[1]	12,350	191,301
Chronimed Inc.[1]	24,559	190,823
7-Eleven Inc.[1]	12,468	189,140
K-Swiss Inc. Class A	7,706	188,566
Metrologic Instruments Inc.[1]	8,014	187,528
Hampshire Group Ltd.[1]	6,113	186,324
Aaon Inc.[1]	9,386	185,749
Maritrans Inc.	11,742	184,467
Oceaneering International Inc.[1]	5,955	181,330
CUNO Inc.[1]	4,009	179,924
DJ Orthopedics Inc.[1]	6,958	179,864
NetScout Systems Inc.[1]	23,384	179,823
Greater Community Bancorp	11,166	179,661
Coastal Financial Corp.	11,039	179,376
Bay View Capital Corp.	80,265	178,991
Crawford & Co. Class B	34,938	177,485
Three-Five Systems Inc.[1]	26,988	176,771
NASB Financial Inc.	4,391	174,674
Nelson (Thomas) Inc.	6,388	173,881
EMC Insurance Group Inc.	8,209	172,882
Systemax Inc.[1]	32,632	172,297
Beverly Enterprises Inc.[1]	26,815	171,616
Alliance Imaging Inc.[1]	42,564	166,000
Martha Stewart Living Omnimedia Inc. Class A1	14,962	164,582
Wilsons The Leather Experts Inc.[1]	58,167	162,286
Serologicals Corp.[1]	7,934	161,854
Inverness Medical Innovations Inc.[1]	8,744	160,015
Pemstar Inc.[1]	43,798	159,863
Kronos Worldwide Inc.	5,210	157,825
EGL Inc.[1]	8,783	157,743
TALX Corp.	7,139	156,701
Omega Protein Corp.[1]	21,541	156,603
Metro One Telecommunications Inc.[1]	66,847	153,748
Zhone Technologies Inc.[1]	39,476	153,562
Arden Group Inc. Class A	1,953	147,451
Great Atlantic & Pacific Tea Co.[1]	18,765	145,241
Shenandoah Telecommunications Co.	6,289	143,704
Brady Corp. Class A	3,753	142,914
NL Industries Inc.	10,259	142,600
CVB Financial Corp.	6,834	141,874
Sanderson Farms Inc.	3,806	139,794
NYFIX Inc.[1]	26,736	137,958
Orleans Homebuilders Inc.[1]	5,638	135,594
Arena Pharmaceuticals Inc.[1]	20,733	134,764
Lightbridge Inc.[1]	22,806	134,555
NIC Inc.[1]	22,150	133,786
Paxson Communications Corp.[1]	34,050	132,795
Boyds Collection Ltd. (The)[1]	52,037	130,613
Papa John’s International Inc.[1]	3,846	130,149
Dover Downs Gaming & Entertainment Inc.	12,044	128,991
Boston Beer Co. Inc. Class A1	6,974	128,461
Oneida Ltd.	52,034	127,483
Holly Corp.	3,980	126,803
Pegasus Solutions Inc.[1]	10,759	125,665
GulfMark Offshore Inc.[1]	7,991	125,539
Children’s Place Retail Stores Inc. (The)[1]	4,001	123,911
Bruker BioSciences Corp.[1]	23,774	119,108
Playboy Enterprises Inc. Class B1	8,388	117,600
PC Connection Inc.[1]	14,602	115,210
WFS Financial Inc.	2,632	114,018
Ultimate Electronics Inc.[1]	17,416	113,726
Main Street Banks Inc.	4,154	113,570
Raindance Communications Inc.[1]	39,574	112,786
Curative Health Services Inc.[1]	8,399	112,547
Noland Co.	2,356	112,098
ACLARA BioSciences Inc.[1]	28,594	112,088
Entrust Inc.[1]	25,418	111,077
Lindsay Manufacturing Co.	4,567	109,973
Neoforma Inc.[1]	9,960	108,265
Synplicity Inc.[1]	14,802	106,574
Vicor Corp.[1]	8,601	105,534
Inter Parfums Inc.	4,557	104,765
Galyan’s Trading Co.[1]	10,389	104,513
Modtech Holdings Inc.[1]	13,970	103,518
Tyler Technologies Inc.[1]	10,638	103,295
MIM Corp.[1]	13,572	103,242
ElkCorp	3,810	103,213

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Meridian Bioscience Inc.	10,016	$102,073
MRO Software Inc.[1]	8,742	101,582
Revlon Inc. Class A1	36,333	100,642
Newpark Resources Inc.[1]	19,246	100,079
Midwest Banc Holdings Inc.	4,210	99,482
Columbia Bancorp (Oregon)	6,057	99,335
Independent Bank Corp. (Massachusetts)	3,265	98,962
Big 5 Sporting Goods Corp.[1]	3,759	94,915
MBT Financial Corp.	5,258	90,438
Virage Logic Corp.[1]	9,749	90,159
Transcontinental Realty Investments Inc.[1]	6,010	87,205
Register.com[1]	14,706	87,060
Wild Oats Markets Inc.[1]	7,023	83,082
GB&T Bancshares Inc.	2,927	82,395
United Capital Corp.	3,753	82,116
National Beverage Corp.	8,494	80,863
Energy Conversion Devices Inc.[1]	8,221	80,566
Forrester Research Inc.[1]	4,213	79,836
Covenant Transport Inc. Class A1	4,364	78,683
Emerson Radio Corp.[1]	20,179	77,084
Blount International Inc.[1]	7,601	76,010
SureWest Communications	2,790	74,744
Mercantile Bank Corp.	2,073	73,592
Tollgrade Communications Inc.[1]	4,423	70,591
Vastera Inc.[1]	17,789	69,021
Keithley Instruments Inc.	3,248	67,266
Optical Communication Products Inc.[1]	20,042	65,938
First Citizens Banc Corp.	2,466	65,620
Aspen Technology Inc.[1]	7,815	63,849
SimpleTech Inc.[1]	13,377	63,541
United Security Bancshares	2,564	63,331
SY Bancorp Inc.	2,812	62,989
Raytech Corp.[1]	21,406	61,649
IXYS Corp.[1]	6,542	61,495
Medical Staffing Network Holdings Inc.[1]	7,811	61,473
Liquidmetal Technologies[1]	17,839	56,906
Central European Distribution Corp.[1]	1,753	56,692
Aphton Corp.[1]	11,619	54,609
Resource Bankshares Corp.	1,665	54,279
Biopure Corp.[1]	33,264	52,557
Nara Bancorp Inc.	1,681	49,791
Rudolph Technologies Inc.[1]	2,646	49,560
Option Care Inc.[1]	4,194	47,770
Redback Networks Inc.[1]	7,445	46,904
MarketWatch.com Inc.[1]	3,341	46,574
White Electronic Designs Corp.[1]	5,349	40,920
Hickory Tech Corp.	2,830	35,177
Clayton Williams Energy Inc.[1]	971	33,694
Universal Electronics Inc.[1]	2,549	33,647
Specialty Laboratories Inc.[1]	3,022	32,638
Atari Inc.[1]	9,167	31,259
GTC Biotherapeutics Inc.[1]	13,329	29,324
CoBiz Inc.	1,434	29,297
Maui Land & Pineapple Co. Inc.[1]	806	27,936
FFLC Bancorp Inc.	754	20,290
P.A.M. Transportation Services Inc.[1]	1,155	19,982
RCN Corp.[1]	68,831	19,961
Pegasystems Inc.[1]	2,388	19,629
Flag Financial Corp.	1,447	18,536
Sirna Therapeutics Inc.[1]	4,376	17,723
United PanAm Financial Corp.[1]	941	15,047
American Realty Investors Inc.[1]	637	6,122
Burnham Pacific Properties Inc.	1,448	376
PetroCorp Inc.[2]	19,086	—
WilTel Communications Group Inc.[2]	23,913	—

TOTAL COMMON STOCKS (Cost: $1,450,027,184)		1,710,572,134

SHORT-TERM INVESTMENTS – 23.41%

MONEY MARKET FUNDS – 8.88%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	104,905,969	104,905,969
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	36,853,070	36,853,070
BlackRock Temp Cash Money Market Fund[3]	1,725,014	1,725,014

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co.
Liquid Assets Money Market Portfolio[3]	8,590,325	$8,590,325

		152,074,378
FLOATING RATE NOTES – 4.75%

Beta Finance Inc.
1.05%, 05/20/04[3,5]	$1,675,140	1,675,106
1.05%, 09/15/04[3,5]	3,350,279	3,350,126
1.06%, 10/12/04[3,5]	1,675,140	1,675,051
1.14%, 08/23/04[3,5]	1,675,140	1,675,704
CC USA Inc.
1.05%, 04/19/04[3,5]	1,474,123	1,474,119
1.06%, 05/24/04[3,5]	3,350,279	3,350,231
1.09%, 07/15/04[3,5]	1,675,140	1,675,313
1.51%, 02/15/05[3,5]	2,177,682	2,180,711
Dorada Finance Inc.
1.04%, 07/01/04[3]	1,172,597	1,169,515
1.05%, 05/20/04[3,5]	3,350,279	3,350,212
1.24%, 08/09/04[3]	837,570	837,525
1.48%, 01/18/05[3,5]	2,512,709	2,512,610
Five Finance Inc.
1.06%, 04/15/04[3,5]	1,675,140	1,675,140
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	3,350,279	3,350,279
Holmes Financing PLC
1.05%, 04/15/04[3]	335,028	335,028
K2 USA LLC
1.05%, 08/16/04[3,5]	837,570	837,523
1.05%, 09/27/04[3,5]	3,618,301	3,618,037
1.06%, 04/13/04[3]	1,675,140	1,675,137
1.06%, 05/17/04[3]	1,675,140	1,675,129
1.46%, 01/12/05[3,5]	1,675,140	1,675,009
Links Finance LLC
1.05%, 06/28/04[3]	1,675,140	1,675,059
1.06%, 05/04/04[3]	1,675,140	1,675,132
1.06%, 07/20/04[3]	1,340,112	1,340,031
Nationwide Building Society
1.09%, 07/23/04[3,5]	2,512,709	2,512,709
1.11%, 12/28/04[3,5]	3,350,279	3,350,279
Northern Rock PLC
1.11%, 01/13/05[3,5]	3,182,765	3,182,765

Security	Principal	Value
Permanent Financing PLC
1.04%, 03/10/05[3]	$3,350,279	$3,350,279
1.05%, 12/10/04[3]	1,675,140	1,675,140
Sigma Finance Inc.
1.05%, 07/01/04[3]	1,675,140	1,675,035
1.06%, 07/20/04[3]	1,675,140	1,675,039
1.09%, 10/07/04[3]	3,350,279	3,349,933
1.24%, 08/06/04[3]	837,570	837,541
Tango Finance Corp.
1.05%, 01/18/05[3,5]	1,474,123	1,474,004
1.06%, 07/15/04[3,5]	1,005,084	1,004,988
1.07%, 02/25/05[3,5]	1,876,156	1,875,818
1.10%, 07/06/04[3,5]	1,005,084	1,005,057
WhistleJacket Capital LLC
1.05%, 09/15/04[3,5]	1,675,140	1,674,987
1.32%, 02/04/05[3,5]	837,570	837,428
White Pine Finance LLC
1.04%, 08/26/04[3,5]	1,675,140	1,675,036
1.05%, 11/15/04[3,5]	2,010,167	2,010,167
1.06%, 04/20/04[3,5]	1,675,140	1,675,140
1.06%, 07/06/04[3,5]	2,010,167	2,010,117

		81,309,189
COMMERCIAL PAPER – 4.39%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	1,574,631	1,574,046
1.03%, 04/20/04[3]	1,675,139	1,674,229
1.03%, 04/23/04[3]	1,976,665	1,975,420
1.03%, 04/26/04[3]	1,675,139	1,673,941
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	1,356,863	1,355,543
Barton Capital Corp.
1.03%, 04/02/04[3]	1,745,797	1,745,747
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	1,005,084	1,004,457
1.03%, 05/21/04[3]	1,675,140	1,672,743
Corporate Asset Funding
1.05%, 05/21/04[3]	1,742,145	1,739,617
Corporate Receivables Corp.
1.03%, 04/07/04[3]	1,675,140	1,674,852
1.04%, 06/03/04[3]	3,350,278	3,344,182

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Delaware Funding Corp.
1.03%, 04/02/04[3]	$1,675,140	$1,675,092
1.03%, 05/05/04[3]	2,515,490	2,513,043
1.03%, 05/21/04[3]	837,570	836,372
Edison Asset Securitization
1.07%, 09/21/04[3]	1,675,139	1,666,526
Eureka Securitization Inc.
1.03%, 05/25/04[3]	670,056	669,021
1.04%, 04/14/04[3]	2,010,167	2,009,413
Falcon Asset Securitization
1.03%, 04/15/04[3]	2,013,283	2,012,477
1.03%, 04/22/04[3]	1,976,665	1,975,477
1.03%, 04/30/04[3]	1,675,139	1,673,750
Galaxy Funding Inc.
1.05%, 05/17/04[3]	1,675,139	1,672,903
Gemini Securitization Corp.
1.03%, 04/20/04[3]	1,005,754	1,005,207
1.03%, 04/23/04[3]	1,936,026	1,934,807
1.03%, 04/30/04[3]	1,174,038	1,173,064
1.03%, 05/24/04[3]	837,570	836,300
1.04%, 04/19/04[3]	837,570	837,134
GIRO Funding US Corp.
1.05%, 05/19/04[3]	837,570	836,397
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	3,350,279	3,348,841
1.03%, 04/19/04[3]	4,522,877	4,520,548
1.03%, 04/28/04[3]	2,010,167	2,008,615
1.03%, 04/30/04[3]	2,853,600	2,851,233
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	1,173,804	1,173,566
1.05%, 04/05/04[3]	1,356,863	1,356,705
Polonius Inc.
1.04%, 05/21/04[3]	1,938,136	1,935,337
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	3,517,793	3,515,981
1.04%, 04/23/04[3]	3,852,821	3,850,372
1.04%, 05/20/04[3]	837,570	836,384
Receivables Capital Corp.
1.04%, 04/14/04[3]	1,474,123	1,473,569
Scaldis Capital LLC
1.05%, 06/30/04[3]	1,199,400	1,196,251
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	1,675,139	1,674,277
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	1,065,556	1,065,008
1.04%, 04/29/04[3]	1,508,966	1,507,745

		75,076,192
TIME DEPOSITS – 3.74%

Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	11,725,977	11,725,977
1.33%, 02/10/05[3]	1,675,140	1,674,923
1.39%, 02/02/05[3]	1,675,140	1,674,928
1.40%, 10/25/04[3]	3,350,279	3,349,992
Bank of New York
1.39%, 11/01/04[3]	3,350,279	3,350,083
Bank of Nova Scotia
1.24%, 10/07/04[3]	2,512,709	2,512,579
1.42%, 10/29/04[3]	2,512,709	2,512,818
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	2,512,709	2,512,514
1.38%, 11/22/04[3]	837,570	837,611
1.40%, 10/29/04[3]	3,350,279	3,350,231
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	5,025,419	5,025,419
Toronto-Dominion Bank
1.04%, 06/22/04[3]	837,570	837,570
1.22%, 03/23/05[3]	5,862,988	5,861,986
1.34%, 02/10/05[3]	1,340,112	1,339,938
1.41%, 11/01/04[3]	2,512,709	2,512,562
UBS Finance (Delaware)
1.06%, 04/01/04[3]	6,700,558	6,700,558
1.10%, 09/08/04[3]	3,350,279	3,333,900
1.11%, 12/17/04[3]	5,025,419	4,985,132

		64,098,721

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 1.17%

Bank of America, NA
1.06%, 04/01/04[3]	$6,700,558	$6,700,558
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	13,401,116	13,401,116

		20,101,674

U.S. GOVERNMENT AGENCY NOTES – 0.48%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	2,512,709	2,509,418
1.28%, 08/19/04[3]	1,340,112	1,333,441
Federal National Mortgage Association
1.28%, 08/20/04[3]	4,355,363	4,333,528

		8,176,387

TOTAL SHORT-TERM INVESTMENTS (Cost: $400,836,541)		400,836,541

TOTAL INVESTMENTS IN SECURITIES – 123.31% (Cost: $1,850,863,725)		2,111,408,675

Other Assets, Less Liabilities – (23.31%)		(399,135,807)

NET ASSETS – 100.00%		$1,712,272,868

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	111

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2004

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
ASSETS

Investments, at cost:
Unaffiliated issuers	$1,982,848,667	$1,676,572,114	$2,602,248,253	$5,908,191,081	$1,525,506,521	$1,709,104,686

Affiliates of the investment advisor	$61,692,068	$44,435,376	$83,198,623	$361,561,537	$122,077,489	$141,759,039

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,184,396,643	$1,721,679,083	$2,834,498,797	$5,944,463,342	$1,751,949,777	$1,969,649,636
Affiliates of the investment advisor	61,692,068	44,435,376	83,198,623	361,561,537	122,077,489	141,759,039
Receivables:
Investment securities sold	1,027,212	206,235	2,551,128	26,263,299	10,118,988	8,106,381
Dividends and interest	2,471,699	1,562,669	3,974,693	4,302,425	557,944	2,372,320
Capital shares sold	—	31,993	—	110,521	2,668	—

Total Assets	2,249,587,622	1,767,915,356	2,924,223,241	6,336,701,124	1,884,706,866	2,121,887,376

LIABILITIES

Payables:
Investment securities purchased	2,570,565	1,217,440	5,263,492	28,532,885	10,195,664	9,208,932
Collateral for securities on loan (Note 5)	154,808,698	117,129,323	198,566,035	1,017,075,445	350,464,246	394,711,970
Distribution to shareholders	6,923,301	2,894,024	12,823,527	9,173,130	1,046,134	5,004,351
Advisory fees (Note 2)	499,584	528,245	876,877	1,517,369	632,793	689,255

Total Liabilities	164,802,148	121,769,032	217,529,931	1,056,298,829	362,338,837	409,614,508

NET ASSETS	$2,084,785,474	$1,646,146,324	$2,706,693,310	$5,280,402,295	$1,522,368,029	$1,712,272,868

Net assets consist of:

Paid-in capital	$1,938,003,677	$1,738,386,397	$2,539,298,046	$5,488,114,396	$1,405,488,241	$1,528,668,169
Undistributed net investment income	345,870	223,093	551,202	4,383,622	417,892	2,421,577
Accumulated net realized loss	(55,112,049)	(137,570,135)	(65,406,482)	(248,367,984)	(109,981,360)	(79,361,828)
Net unrealized appreciation on investments	201,547,976	45,106,969	232,250,544	36,272,261	226,443,256	260,544,950

NET ASSETS	$2,084,785,474	$1,646,146,324	$2,706,693,310	$5,280,402,295	$1,522,368,029	$1,712,272,868

Shares outstanding	34,450,000	35,000,000	45,300,000	44,900,000	24,350,000	10,000,000

Net asset value per share	$60.52	$47.03	$59.75	$117.60	$62.52	$171.23

(a)	Securities on loan with market values of $150,109,714, $113,624,799, $192,530,525, $977,625,196, $336,666,434 and $380,426,577, respectively. See Note 5.

See notes to financial statements.

112	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2004

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME

Dividends[a]	$28,825,237	$13,051,054	$45,911,353	$44,574,492	$7,120,843	$22,666,725
Interest[b]	18,477	8,070	18,555	28,679	8,657	11,706
Securities lending income[b]	114,202	79,207	154,079	1,663,146	613,015	408,039

Total investment income	28,957,916	13,138,331	46,083,987	46,266,317	7,742,515	23,086,470

EXPENSES (Note 2)
Advisory fees	2,447,487	2,452,127	3,698,281	7,225,737	3,065,713	3,052,040

Total expenses	2,447,487	2,452,127	3,698,281	7,225,737	3,065,713	3,052,040

Net investment income	26,510,429	10,686,204	42,385,706	39,040,580	4,676,802	20,034,430

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments	(23,357,490)	(31,406,377)	(30,973,819)	(114,662,656)	(13,665,538)	(54,487,793)
In-kind redemptions	37,995,338	98,428,657	56,512,156	784,013,201	163,652,170	101,243,131

Net realized gain	14,637,848	67,022,280	25,538,337	669,350,545	149,986,632	46,755,338

Net change in unrealized appreciation (depreciation) on investments	379,621,704	213,647,513	467,387,566	829,503,380	347,740,328	465,072,429

Net realized and unrealized gain	394,259,552	280,669,793	492,925,903	1,498,853,925	497,726,960	511,827,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$420,769,981	$291,355,997	$535,311,609	$1,537,894,505	$502,403,762	$531,862,197

[a]	Net of foreign withholding tax of $2,521, $1,578, $3,570, $16,416, $8,870 and $2,013, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$26,510,429	$10,131,461	$10,686,204	$5,522,966	$42,385,706	$20,522,071
Net realized gain (loss)	14,637,848	(8,904,053)	67,022,280	(52,737,393)	5,538,337	(11,931,797)
Net change in unrealized appreciation (depreciation)	379,621,704	(135,204,351)	213,647,513	(118,280,472)	467,387,566	(229,897,032)

Net increase (decrease) in net assets resulting from operations	420,769,981	(133,976,943)	291,355,997	(165,494,899)	535,311,609	(221,306,758)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(26,538,768)	(9,653,259)	(10,946,081)	(5,153,751)	(42,169,628)	(19,872,163)

Total distributions to shareholders	(26,538,768)	(9,653,259)	(10,946,081)	(5,153,751)	(42,169,628)	(19,872,163)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	941,843,037	689,592,834	1,078,457,091	714,075,496	1,514,282,555	811,052,416
Cost of shares redeemed	(170,428,560)	(46,393,981)	(628,071,088)	(111,541,285)	(284,863,915)	(277,129,955)

Net increase in net assets from capital share transactions	771,414,477	643,198,853	450,386,003	602,534,211	1,229,418,640	533,922,461

INCREASE IN NET ASSETS	1,165,645,690	499,568,651	730,795,919	431,885,561	1,722,560,621	292,743,540

NET ASSETS:

Beginning of year	919,139,784	419,571,133	915,350,405	483,464,844	984,132,689	691,389,149

End of year	$2,084,785,474	$919,139,784	$1,646,146,324	$915,350,405	$2,706,693,310	$984,132,689

Undistributed net investment income included in net assets at end of year	$345,870	$658,541	$223,093	$489,512	$551,202	$992,271

SHARES ISSUED AND REDEEMED:

Shares sold	17,300,000	14,450,000	24,200,000	18,650,000	27,850,000	16,450,000
Shares redeemed	(3,200,000)	(1,000,000)	(14,650,000)	(2,950,000)	(5,200,000)	(5,800,000)

Net increase in shares outstanding	14,100,000	13,450,000	9,550,000	15,700,000	22,650,000	10,650,000

See notes to financial statements.

114	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	For the year ended March 31, 2004	For the year Ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income	$39,040,580	$31,519,359	$4,676,802	$2,766,819	$20,034,430	$15,284,000
Net realized gain (loss)	669,350,545	(96,668,304)	149,986,632	(62,734,595)	46,755,338	34,763,604
Net change in unrealized appreciation (depreciation)	829,503,380	(830,329,197)	347,740,328	(111,451,892)	465,072,429	(296,936,174)

Net increase (decrease) in net assets resulting from operations	1,537,894,505	(895,478,142)	502,403,762	(171,419,668)	531,862,197	(246,888,570)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(34,114,306)	(31,917,146)	(4,824,638)	(2,341,216)	(17,500,341)	(15,375,184)
Return of capital	(2,762,127)	—	—	—	(1,339,753)	—

Total distributions to shareholders	(36,876,433)	(31,917,146)	(4,824,638)	(2,341,216)	(18,840,094)	(15,375,184)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	6,040,001,177	3,038,486,032	840,342,923	455,490,755	790,847,829	688,091,765
Cost of shares redeemed	(3,967,162,112)	(2,843,445,360)	(453,739,731)	(79,955,731)	(227,044,459)	(628,348,346)

Net increase in net assets from capital share transactions	2,072,839,065	195,040,672	386,603,192	375,535,024	563,803,370	59,743,419

INCREASE (DECREASE) IN NET ASSETS	3,573,857,137	(732,354,616)	884,182,316	201,774,140	1,076,825,473	(202,520,335)

NET ASSETS:

Beginning of year	1,706,545,158	2,438,899,774	638,185,713	436,411,573	635,447,395	837,967,730

End of year	$5,280,402,295	$1,706,545,158	$1,522,368,029	$638,185,713	$1,712,272,868	$635,447,395

Undistributed net investment income included in net assets at end of year	$4,383,622	$1,094,597	$417,892	$455,874	$2,421,577	$805,421

SHARES ISSUED AND REDEEMED:
Shares sold	58,850,000	34,900,000	15,500,000	10,750,000	5,500,000	5,150,000
Shares redeemed	(37,450,000)	(35,600,000)	(7,700,000)	(1,900,000)	(1,500,000)	(5,100,000)

Net increase (decrease) in shares outstanding	21,400,000	(700,000)	7,800,000	8,850,000	4,000,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	115

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$45.17	$60.81	$61.10	$76.78

Income from investment operations:

Net investment income	0.88	0.72	0.70	0.64
Net realized and unrealized gain (loss)	15.36	(15.64)	(0.30)	(15.71)

Total from investment operations	16.24	(14.92)	0.40	(15.07)

Less distributions from:

Net investment income	(0.89)	(0.72)	(0.69)	(0.61)
Net realized gain	—	—	—	(0.00)[5]

Total distributions	(0.89)	(0.72)	(0.69)	(0.61)

Net asset value, end of period	$60.52	$45.17	$60.81	$61.10

Total return	36.12%	(24.59)%	0.68%	(19.75)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$2,084,785	$919,140	$419,571	$207,723
Ratio of expenses to average net assets[3]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[3]	1.62%	1.66%	1.23%	1.01%
Portfolio turnover rate[4]	5%	5%	8%	9%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $0.01.

See notes to financial statements.

116	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$35.97	$49.59	$50.99	$79.30

Income from investment operations:

Net investment income	0.37	0.31	0.23	0.14
Net realized and unrealized gain (loss)	11.07	(13.63)	(1.41)	(28.20)

Total from investment operations	11.44	(13.32)	(1.18)	(28.06)

Less distributions from:

Net investment income	(0.38)	(0.30)	(0.22)	(0.14)
Net realized gain	—	—	—	(0.11)

Total distributions	(0.38)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$47.03	$35.97	$49.59	$50.99

Total return	31.88%	(26.87)%	(2.30)%	(35.47)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$1,646,146	$915,350	$483,465	$209,078
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	0.87%	0.92%	0.52%	0.26%
Portfolio turnover rate[4]	9%	13%	22%	11%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period From May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$43.45	$57.62	$56.18	$56.10

Income from investment operations:

Net investment income	1.15	1.02	0.90	0.66
Net realized and unrealized gain (loss)	16.32	(14.18)	1.43	0.04

Total from investment operations	17.47	(13.16)	2.33	0.70

Less distributions from:

Net investment income	(1.17)	(1.01)	(0.89)	(0.62)

Total distributions	(1.17)	(1.01)	(0.89)	(0.62)

Net asset value, end of period	$59.75	$43.45	$57.62	$56.18

Total return	40.48%	(22.95)%	4.22%	1.22%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$2,706,693	$984,133	$691,389	$191,005
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	2.29%	2.29%	1.82%	1.64%
Portfolio turnover rate[4]	12%	20%	16%	9%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$72.62	$100.78	$89.80	$94.33

Income from investment operations:

Net investment income	1.00	1.02	1.04	0.98
Net realized and unrealized gain (loss)	44.95	(28.15)	10.90	(4.47)

Total from investment operations	45.95	(27.13)	11.94	(3.49)

Less distributions from:

Net investment income	(0.90)	(1.03)	(0.96)	(0.88)
Net realized gain	—	—	—	(0.16)
Return of capital	(0.07)	—	—	—

Total distributions	(0.97)	(1.03)	(0.96)	(1.04)

Net asset value, end of period	$117.60	$72.62	$100.78	$89.80

Total return	63.44%	(26.99)%	13.40%	(3.77)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$5,280,402	$1,706,545	$2,438,900	$713,939
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.08%	1.28%	1.25%	1.39%
Portfolio turnover rate[4]	26%	30%	20%	39%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] To Mar. 31, 2001
Net asset value, beginning of period	$38.56	$56.68	$54.48	$81.36

Income from investment operations:

Net investment income	0.20	0.21	0.11	0.05
Net realized and unrealized gain (loss)	23.97	(18.14)	2.19	(26.85)

Total from investment operations	24.17	(17.93)	2.30	(26.80)

Less distributions from:
Net investment income	(0.21)	(0.19)	(0.10)	(0.04)
Net realized gain	—	—	—	(0.04)

Total distributions	(0.21)	(0.19)	(0.10)	(0.08)

Net asset value, end of period	$62.52	$38.56	$56.68	$54.48

Total return	62.76%	(31.65)%	4.24%	(32.96)%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$1,522,368	$638,186	$436,412	$155,258
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.38%	0.58%	0.22%	0.14%
Portfolio turnover rate[4]	37%	41%	28%	9%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period From Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$105.91	$140.83	$116.50	$103.35

Income from investment operations:

Net investment income	2.22	2.23	2.30	1.49
Net realized and unrealized gain (loss)	65.25	(34.90)	24.16	12.97

Total from investment operations	67.47	(32.67)	26.46	14.46

Less distributions from:

Net investment income	(2.00)	(2.25)	(2.13)	(1.28)
Net realized gain	—	—	—	(0.03)
Return of capital	(0.15)	—	—	—

Total distributions	(2.15)	(2.25)	(2.13)	(1.31)

Net asset value, end of period	$171.23	$105.91	$140.83	$116.50

Total return	64.00%	(23.35)%	23.05%	14.05%[2]

Ratios/Supplemental data:

Net assets, end of period (000s)	$1,712,273	$635,447	$837,968	$273,763
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	1.64%	1.85%	2.07%	2.40%
Portfolio turnover rate[4]	16%	45%	26%	9%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2004, the Trust offered 61 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

122	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Distributable Earnings (Accumulated Losses)
Russell 1000	$159,662	$174,392,527	$(27,770,392)	$146,781,797
Russell 1000 Growth	194,878	19,491,275	(111,926,226)	(92,240,073)
Russell 1000 Value	191,453	202,608,745	(35,404,934)	167,395,264
Russell 2000	—	13,857,566	(221,569,667)	(207,712,101)
Russell 2000 Growth	—	207,816,473	(90,936,685)	116,879,788
Russell 2000 Value	—	252,535,015	(68,930,316)	183,604,699

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2004.

From November 1, 2003 to March 31, 2004, the iShares Russell 1000 Growth and iShares Russell 2000 Index Funds incurred net realized capital losses totalling $191,796 and $2,930,373, respectively. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2005.

NOTES TO THE FINANCIAL STATEMENTS	123

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards at March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Russell 1000	$—	$12,325,552	$9,766,316	$5,678,524	$27,770,392
Russell 1000 Growth	—	20,107,067	68,492,707	23,134,656	111,734,430
Russell 1000 Value	99,151	5,765,240	15,563,290	13,977,221	35,404,902
Russell 2000	—	47,692,929	112,740,686	58,205,679	218,639,294
Russell 2000 Growth	—	14,797,300	71,115,684	5,023,701	90,936,685
Russell 2000 Value	—	6,847,139	18,124,608	43,958,569	68,930,316

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2004, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2004 are disclosed in the Funds’ Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at March 31, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at March 31, 2004. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

124	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$117,771
Russell 1000 Growth	79,727
Russell 1000 Value	155,099
Russell 2000	1,669,978
Russell 2000 Growth	615,927
Russell 2000 Value	410,432

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 of the 1940 Act, the Funds executed cross trades for the year ended March 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment

NOTES TO THE FINANCIAL STATEMENTS	125

Notes to the Financial Statements (Continued)

iSHARES® TRUST

companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the year ended March 31, 2004, including interest income were as follows:

Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End Of Year (in 000s)	Value at End of Year	Interest Income
iShares Russell 1000 Index Fund IMMF	932	335,617	328,054	8,495	$8,495,314	$14,762
iShares Russell 1000 Growth Index Fund IMMF	500	184,675	180,989	4,186	4,186,347	8,070
iShares Russell 1000 Value Index Fund IMMF	1,089	421,479	407,602	14,966	14,965,580	18,555
iShares Russell 2000 Index Fund IMMF	1,763	682,912	672,610	12,065	12,064,944	28,679
iShares Russell 2000 Growth Index Fund IMMF	523	198,746	197,621	1,648	1,647,821	8,657
iShares Russell 2000 Value Index Fund IMMF	300	272,815	266,990	6,125	6,124,573	11,706

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Funds’ holdings of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Funds also invested in the PMMF for purposes of investing collateral from securities lending.

As of March 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2004 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$82,833,829	$82,966,703
Russell 1000 Growth	116,828,053	117,452,338
Russell 1000 Value	221,939,295	221,037,998
Russell 2000	932,976,222	930,571,509
Russell 2000 Growth	448,278,043	448,261,038
Russell 2000 Value	196,159,507	195,415,733

126	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2004 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$940,696,015	$170,161,740
Russell 1000 Growth	1,077,727,204	627,552,179
Russell 1000 Value	1,511,534,131	284,342,135
Russell 2000	6,033,139,059	3,962,414,021
Russell 2000 Growth	839,387,387	453,051,585
Russell 2000 Value	974,733,345	411,370,390

At March 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Russell 1000	$2,071,696,184	$234,951,512	$(60,558,985)	$174,392,527
Russell 1000 Growth	1,746,623,184	88,886,803	(69,395,528)	19,491,275
Russell 1000 Value	2,715,088,675	259,724,886	(57,116,141)	202,608,745
Russell 2000	6,292,167,311	345,842,407	(331,984,839)	13,857,568
Russell 2000 Growth	1,666,210,793	266,509,141	(58,692,668)	207,816,473
Russell 2000 Value	1,858,873,660	295,198,005	(42,662,990)	252,535,015

4. CAPITAL SHARE TRANSACTIONS

At March 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at March 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	127

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series Funds (the “Funds”), as listed on the table of contents, at March 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2004

128	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2004 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 1000	100.00%
Russell 1000 Growth	100.00
Russell 1000 Value	99.98
Russell 2000	79.83
Russell 2000 Growth	99.55
Russell 2000 Value	76.17

Qualified dividend income received by the Funds through March 31, 2004 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 are as follows:

iShares Index Fund	Qualified Dividend Income
Russell 1000	$25,449,196
Russell 1000 Growth	11,880,439
Russell 1000 Value	38,756,193
Russell 2000	23,415,760
Russell 2000 Growth	4,522,953
Russell 2000 Value	11,515,758

TAX INFORMATION	129

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 1000 Index Fund

Period Covered: July 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	10	1.07%
Between 0.5% and – 0.5%	908	96.90
Less than – 0.5% and Greater than – 1.0%	13	1.39
Less than – 1.0%	6	0.64

	937	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: July 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	12	1.28%
Between 0.5% and – 0.5%	901	96.16
Less than – 0.5% and Greater than – 1.0%	17	1.81
Less than – 1.0%	7	0.75

	937	100.00%

130	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Value Index Fund

Period Covered: July 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.85%
Between 0.5% and – 0.5%	916	97.77
Less than – 0.5% and Greater than – 1.0%	8	0.85
Less than – 1.0%	5	0.53

	937	100.00%

iShares Russell 2000 Index Fund

Period Covered: July 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.11%
Greater than 0.5% and Less than 1.0%	21	2.24
Between 0.5% and – 0.5%	878	93.70
Less than – 0.5% and Greater than – 1.0%	28	2.99
Less than – 1.0%	9	0.96

	937	100.00%

iShares Russell 2000 Growth Index Fund

Period Covered: October 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.11%
Greater than 1.0% and Less than 1.5%	3	0.34
Greater than 0.5% and Less than 1.0%	36	4.12
Between 0.5% and – 0.5%	793	90.75
Less than – 0.5% and Greater than – 1.0%	28	3.20
Less than – 1.0% and Greater than – 1.5%	10	1.14
Less than – 1.5%	3	0.34

	874	100.00%

SUPPLEMENTAL INFORMATION	131

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Value Index Fund

Period Covered: October 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	13	1.49%
Between 0.5% and – 0.5%	837	95.76
Less than – 0.5% and Greater than – 1.0%	17	1.95
Less than – 1.0%	7	0.80

	874	100.00%

132	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 87 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 114 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001)

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2002-2003); CEO of Capital Markets Group of BGI (1996-2001)	Director (since December 5, 2003) of iShares, Inc.; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor and BGI, the parent company of BGFA.

TRUSTEE INFORMATION	133

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-porfit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank , and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Director (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University; Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Bailard, Biehl and Kaiser, Inc. (since 1958); California Casualty Group of Insurance Companies (since 1978); Continental Airlines, Inc. (since 1996); Community First Financial Group (since 1995); Dresdner/RCM Mutual Funds (1994-2002); Tyon Ranch Company (since 1999).

W. Allen Reed (56)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

134	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003). Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	135

Notes:

136	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	137

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds	iShares Russell Index Funds
S&P 1500 (ISI)	Russell 3000 (IWV)
S&P 500 (IVV)	Russell 3000 Growth (IWZ)
S&P 500/BARRA Growth (IVW)	Russell 3000 Value (IWW)
S&P 500/BARRA Value (IVE)	Russell 1000 (IWB)
S&P MidCap 400 (IJH)	Russell 1000 Growth (IWF)
S&P MidCap 400/BARRA Growth (IJK)	Russell 1000 Value (IWD)
S&P MidCap 400/BARRA Value (IJJ)	Russell Midcap (IWR)
S&P SmallCap 600 (IJR)	Russell Midcap Growth (IWP)
S&P SmallCap 600/BARRA Growth (IJT)	Russell Midcap Value (IWS)
S&P SmallCap 600/BARRA Value (IJS)	Russell 2000 (IWM)
S&P 100 (OEF)	Russell 2000 Growth (IWO)
Russell 2000 Value (IWN)
iShares Sector and Specialty Index Funds
Cohen & Steers Realty Majors (ICF)	iShares NYSE Index Funds
Dow Jones U.S. Basic Materials Sector (IYM)	NYSE 100 (NY)
Dow Jones U.S. Consumer Cyclical Sector (IYC)	NYSE Composite (NYC)
Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
Dow Jones U.S. Energy Sector (IYE)	iShares International Index Funds
Dow Jones U.S. Financial Sector (IYF)	MSCI Australia (EWA)
Dow Jones U.S. Financial Services (IYG)	MSCI Austria (EWO)
Dow Jones U.S. Healthcare Sector (IYH)	MSCI Belgium (EWK)
Dow Jones U.S. Industrial Sector (IYJ)	MSCI Brazil (EWZ)
Dow Jones U.S. Real Estate (IYR)	MSCI Canada (EWC)
Dow Jones Select Dividend (DVY)	MSCI EAFE (EFA)
Dow Jones U.S. Technology Sector (IYW)	MSCI Emerging Markets (EEM)
Dow Jones U.S. Telecommunications Sector (IYZ)	MSCI EMU (EZU)
Dow Jones U.S. Total Market (IYY)	MSCI France (EWQ)
Dow Jones Transportation Average (IYT)	MSCI Germany (EWG)
Dow Jones U.S. Utilities Sector (IDU)	MSCI Hong Kong (EWH)
Goldman Sachs Natural Resources (IGE)	MSCI Italy (EWI)
Goldman Sachs Networking (IGN)	MSCI Japan (EWJ)
Goldman Sachs Semiconductor (IGW)	MSCI Malaysia (EWM)
Goldman Sachs Software (IGV)	MSCI Mexico (EWW)
Goldman Sachs Technology (IGM)	MSCI Netherlands (EWN)
Nasdaq Biotechnology (IBB)	MSCI Pacific ex-Japan (EPP)
S&P Global Energy Sector (IXC)	MSCI Singapore (EWS)
S&P Global Financials Sector (IXG)	MSCI South Africa (EZA)
S&P Global Healthcare Sector (IXJ)	MSCI South Korea (EWY)
S&P Global Technology Sector (IXN)	MSCI Spain (EWP)
S&P Global Telecommunications Sector (IXP)	MSCI Sweden (EWD)
MSCI Switzerland (EWL)
iShares Bond Funds	MSCI Taiwan (EWT)
Lehman Aggregate (AGG)	MSCI United Kingdom (EWU)
Lehman TIPS (TIP)	S&P Europe 350 (IEV)
Lehman 1-3 Year Treasury (SHY)	S&P Global 100 (IOO)
Lehman 7-10 Year Treasury (IEF)	S&P Latin America 40 (ILF)
Lehman 20+ Year Treasury (TLT)	S&P/TOPIX 150 (ITF)
GS $ InvesTopTM Corporate (LQD)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market. Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

This advertising section does not constitute part of the 2004 Annual Report.

138	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service-marks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commision’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) WWW.iSHARES.com

[GRAPHIC APPEARS HERE]

iShares®

ITEM 1. Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2004

iSHARES RUSSELL 3000 INDEX FUND

iSHARES RUSSELL 3000 GROWTH INDEX FUND

iSHARES RUSSELL 3000 VALUE INDEX FUND

iSHARES RUSSELL MIDCAP INDEX FUND

iSHARES RUSSELL MIDCAP GROWTH INDEX FUND

iSHARES RUSSELL MIDCAP VALUE INDEX FUND

To Our Shareholders:

Stock markets generally posted solid gains during the last twelve months, reversing the trend of the past several years. The uncertainty that characterized the first few months of the fiscal year, including war in Iraq and high unemployment levels, diminished as the year progressed. Healthy gross domestic product (GDP) growth in the third and fourth quarters of 2003 contributed to the performance trend, and lower unemployment rates in early 2004 provided additional encouragement. While the performance of the past year has been a welcome relief, there is no guarantee that more challenging conditions will not return.

The iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched late in 2003, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios – and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 85 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide range of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in key concepts: such as keeping the costs associated with investing as low as possible, managing risk and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of March 31, 2004, had reached $72.8 billion.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss
Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800-ishares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees may help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or the New York Stock Exchange, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

3

Managers’ Discussion & Analysis

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04			Inception to 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	37.86%	37.81%	38.19%	(3.13)%	(3.14)%	(2.91)%	(11.55)%	(11.58)%	(10.77)%
Russell 3000 Growth	33.84%	33.70%	34.15%	(14.25)%	(14.25)%	(14.05)%	(43.28)%	(43.28)%	(42.80)%
Russell 3000 Value	42.04%	41.87%	42.45%	4.94%	4.94%	5.20%	19.48%	19.45%	20.56%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES RUSSELL 3000 INDEX FUND	RUSSELL 3000 INDEX	iSHARES RUSSELL 3000 GROWTH INDEX FUND	RUSSELL 3000 GROWTH INDEX	iSHARES RUSSELL 3000 VALUE INDEX FUND	RUSSELL 3000 VALUE INDEX
5/22/2000	$10,000.00	$10,000.00
5/31/2000	$10,157.42	$10,158.00
6/30/2000	$10,451.28	$10,458.00
7/22/2000			$10,000.00	$10,000.00	$10,000.00	$10,000.00
7/31/2000	$10,260.92	$10,274.00	$9,564.34	$9,561.80	$9,937.06	$9,924.74
8/31/2000	$11,026.29	$11,035.00	$10,450.25	$10,436.70	$10,479.18	$10,469.61
9/30/2000	$10,520.52	$10,536.00	$9,486.76	$9,480.83	$10,557.70	$10,555.28
10/31/2000	$10,374.53	$10,386.00	$9,020.44	$9,009.79	$10,795.82	$10,795.39
11/30/2000	$9,419.68	$9,429.00	$7,671.02	$7,661.09	$10,402.78	$10,406.07
12/31/2000	$9,573.89	$9,587.00	$7,468.87	$7,464.40	$10,958.22	$10,965.34
1/31/2001	$9,900.71	$9,915.00	$7,990.80	$7,986.24	$11,014.49	$11,024.92
2/28/2001	$8,995.37	$9,009.00	$6,652.44	$6,648.87	$10,724.48	$10,738.03
3/31/2001	$8,410.39	$8,422.00	$5,938.29	$5,934.01	$10,360.15	$10,372.79
4/30/2001	$9,082.54	$9,097.00	$6,685.32	$6,682.68	$10,865.20	$10,879.49
5/31/2001	$9,153.84	$9,170.00	$6,606.53	$6,603.16	$11,106.88	$11,126.46
6/30/2001	$8,983.07	$9,001.00	$6,474.61	$6,475.72	$10,908.25	$10,928.41
7/31/2001	$8,833.55	$8,853.00	$6,284.87	$6,286.62	$10,869.03	$10,890.16
8/31/2001	$8,310.89	$8,330.00	$5,778.40	$5,780.55	$10,459.37	$10,480.69
9/30/2001	$7,579.18	$7,596.00	$5,177.06	$5,179.95	$9,693.80	$9,713.50
10/31/2001	$7,736.66	$7,773.00	$5,448.72	$5,465.89	$9,622.15	$9,652.31
11/30/2001	$8,329.95	$8,371.00	$5,966.26	$5,986.24	$10,189.01	$10,222.76
12/31/2001	$8,445.96	$8,489.00	$5,977.99	$5,999.41	$10,452.60	$10,490.59
1/31/2002	$8,339.47	$8,383.00	$5,865.31	$5,886.02	$10,385.09	$10,425.55
2/28/2002	$8,167.75	$8,212.00	$5,612.14	$5,632.33	$10,402.70	$10,445.36
3/31/2002	$8,523.56	$8,572.00	$5,822.75	$5,846.36	$10,913.73	$10,961.36
4/30/2002	$8,076.64	$8,122.00	$5,371.24	$5,393.27	$10,595.68	$10,643.48
5/31/2002	$7,983.25	$8,027.00	$5,227.58	$5,249.27	$10,616.29	$10,663.70
6/30/2002	$7,407.69	$7,449.00	$4,746.15	$4,766.33	$10,032.63	$10,081.47
7/31/2002	$6,822.63	$6,857.00	$4,452.64	$4,471.77	$9,064.25	$9,102.56
8/31/2002	$6,852.08	$6,889.00	$4,464.38	$4,484.30	$9,121.91	$9,163.54
9/30/2002	$6,132.41	$6,165.00	$4,009.18	$4,027.79	$8,133.63	$8,170.21
10/31/2002	$6,618.74	$6,656.00	$4,364.96	$4,386.67	$8,698.56	$8,740.50
11/30/2002	$7,016.17	$7,059.00	$4,613.42	$4,637.15	$9,248.64	$9,300.76
12/31/2002	$6,619.30	$6,660.00	$4,295.21	$4,316.72	$8,848.32	$8,897.11
1/31/2003	$6,456.96	$6,497.00	$4,189.08	$4,210.96	$8,629.96	$8,679.13
2/28/2003	$6,350.09	$6,390.00	$4,162.55	$4,185.70	$8,393.64	$8,443.92
3/31/2003	$6,415.75	$6,457.00	$4,238.22	$4,262.71	$8,411.32	$8,463.35
4/30/2003	$6,937.15	$6,984.00	$4,557.19	$4,583.27	$9,151.95	$9,212.35
5/31/2003	$7,354.01	$7,406.00	$4,800.85	$4,830.31	$9,763.38	$9,831.42
6/30/2003	$7,452.78	$7,506.00	$4,867.92	$4,898.42	$9,886.69	$9,957.26
7/31/2003	$7,621.85	$7,678.00	$5,007.00	$5,037.53	$10,058.86	$10,130.52
8/31/2003	$7,789.56	$7,848.00	$5,140.17	$5,173.04	$10,229.53	$10,304.77
9/30/2003	$7,703.94	$7,763.00	$5,078.68	$5,112.00	$10,126.58	$10,202.75
10/31/2003	$8,167.74	$8,233.00	$5,373.59	$5,410.54	$10,758.07	$10,842.46
11/30/2003	$8,278.55	$8,346.00	$5,438.79	$5,476.15	$10,923.53	$11,010.27
12/31/2003	$8,656.35	$8,728.00	$5,612.12	$5,652.87	$11,570.09	$11,666.85
1/31/2004	$8,835.03	$8,910.00	$5,738.35	$5,781.88	$11,785.54	$11,887.26
2/29/2004	$8,951.86	$9,030.00	$5,771.02	$5,815.11	$12,034.61	$12,140.11
3/31/2004	$8,844.23	$8,923.00	$5,672.41	$5,717.54	$11,947.24	$12,055.25

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

RUSSELL 3000

Auto & Transportation	2.28%
Consumer Discretionary	14.46%
Consumer Staples	6.89%
Financial Services	23.50%
Health Care	13.65%
Integrated Oils	3.94%
Material & Processing	3.89%
Other Energy	1.82%
Other Sectors	3.88%
Producer Durables	4.32%
Short-Term and Net Other Assets	0.08%
Technology	14.44%
Utilities	6.85%

RUSSELL 3000 GROWTH

Auto & Transportation	1.75%
Consumer Discretionary	17.89%
Consumer Staples	8.19%
Financial Services	11.05%
Health Care	23.96%
Materials & Processing	1.62%
Other Energy	1.38%
Other Sectors	6.28%
Producer Durables	3.88%
Short-Term and Net Other Assets	0.07%
Technology	22.31%
Utilities	1.62%

RUSSELL 3000 VALUE

Auto & Transportation	2.81%
Consumer Discretionary	11.09%
Consumer Staples	5.62%
Financial Services	35.80%
Health Care	3.49%
Integrated Oils	7.79%
Materials & Processing	6.14%
Other Energy	2.24%
Other Sectors, Short-Term and Net Other Assets	1.60%
Producer Durables	4.74%
Technology	6.69%
Utilities	11.99%

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 37.86%, while the Index returned 38.19%.

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) and iShares Russell 3000 Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell 3000 Growth Index (the “Growth Index”) and the Russell 3000 Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 33.84% and 42.04%, respectively, while the Growth Index returned 34.15% and the Value Index returned 42.45%.

The U.S. stock market staged an impressive rally during the reporting period. The main catalyst for the market’s strong performance was an emerging economic recovery fueled by low interest rates and federal tax cuts. By the third quarter of 2003, economic growth surged to an 8.2% annual rate — the economy’s strongest quarter in nearly 20 years. As a result, corporate profit growth accelerated and investor confidence soared, providing a healthy boost to stock prices.

Although the stock market rally cooled off somewhat in early 2004, all of the major stock indexes posted gains of 30% or more for the reporting period. Small-capitalization stocks, which typically perform best in the early stages of an economic recovery, led the market’s advance, outperforming their mid- and large-capitalization counterparts. Value shares outperformed growth across all market capitalizations during the reporting period. This was especially true among large-capitalization stocks, which make up a large portion of the Index and therefore have a significant impact on Index performance.

Reflecting the broad-based stock market rally, every sector within the Index posted double-digit gains for the reporting period. Technology was the best-performing sector, rebounding sharply after three straight years of declines. Financials, which made up the largest sector weighting in the Index at the end of the reporting period, also posted very strong results. Other leading sectors in the Index included materials and consumer discretionary, both of which are cyclical areas of the market that typically benefit from an economic recovery. Some of the more defensive sectors, such as health care and consumer staples, lagged the overall market.

Nine of the Fund’s ten largest individual holdings posted gains during the reporting period. Leading technology firms Cisco Systems Inc. (1.39% of the net assets of the Fund as of March 31, 2004) and Intel Corp. (1.50% of the net assets of the Fund as of March 31, 2004) climbed 81.59% and 67.08%, respectively. Citigroup Inc. (2.24% of the net assets of the Fund as of March 31, 2004) soared by 50.07%. The lone negative return among the Fund’s top ten holdings came from Johnson & Johnson (1.27% of the net assets of the Fund as of March 31, 2004), which declined 12.36% during the reporting period as several of the company’s pharmaceutical and medical products faced increased competition.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	YEAR ENDED 3/31/04			INCEPTION TO 3/31/04			INCEPTION TO 3/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	50.47%	50.35%	50.83%	7.54%	7.52%	7.67%	21.75%	21.70%	22.18%
Russell Midcap Growth	49.25%	49.15%	49.63%	2.16%	2.14%	2.40%	5.95%	5.90%	6.64%
Russell Midcap Value	51.17%	51.05%	51.60%	10.20%	10.19%	10.37%	30.07%	30.03%	30.66%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (7/20/01), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Funds at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT ASSET VALUE

[GRAPHIC APPEARS HERE]

	iSHARES RUSSELL MIDCAP INDEX FUND	RUSSELL MIDCAP INDEX	iSHARES RUSSELL MIDCAP GROWTH INDEX FUND	RUSSELL MIDCAP GROWTH INDEX	iSHARES RUSSELL MIDCAP VALUE INDEX FUND	RUSSELL MIDCAP VALUE INDEX
6/30/2001	$10,000.00	$10,000.00	$10,000.00	$10,000.00	$10,000.00	$10,000.00
7/31/2001	$9,988.24	$9,988.00	$9,978.11	$9,981.00	$9,992.39	$9,993.00
8/31/2001	$9,602.01	$9,603.00	$9,252.68	$9,257.38	$9,807.25	$9,810.13
9/30/2001	$8,443.32	$8,445.00	$7,721.06	$7,727.13	$8,870.15	$8,874.24
10/31/2001	$8,778.55	$8,780.00	$8,530.36	$8,539.25	$8,919.16	$8,921.28
11/30/2001	$9,511.36	$9,515.00	$9,447.61	$9,458.93	$9,540.69	$9,545.76
12/31/2001	$9,890.06	$9,898.00	$9,804.84	$9,818.37	$9,934.43	$9,941.91
1/31/2002	$9,829.21	$9,839.00	$9,483.08	$9,499.27	$10,031.70	$10,042.33
2/28/2002	$9,722.72	$9,734.00	$8,944.98	$8,960.67	$10,191.68	$10,205.01
3/31/2002	$10,307.04	$10,318.00	$9,625.76	$9,644.36	$10,712.98	$10,726.49
4/30/2002	$10,105.74	$10,118.00	$9,116.40	$9,134.18	$10,703.99	$10,718.98
5/31/2002	$9,989.02	$10,004.00	$8,841.18	$8,861.98	$10,686.02	$10,702.90
6/30/2002	$9,321.50	$9,334.00	$7,865.27	$7,883.62	$10,205.80	$10,225.55
7/31/2002	$8,420.73	$8,423.00	$7,101.06	$7,117.33	$9,220.93	$9,224.47
8/31/2002	$8,466.53	$8,469.00	$7,075.04	$7,092.42	$9,327.93	$9,331.47
9/30/2002	$7,684.64	$7,687.00	$6,511.47	$6,529.28	$8,385.32	$8,389.00
10/31/2002	$8,072.53	$8,075.00	$7,014.25	$7,035.30	$8,649.42	$8,655.77
11/30/2002	$8,630.54	$8,636.00	$7,560.86	$7,586.16	$9,191.87	$9,201.08
12/31/2002	$8,290.74	$8,296.00	$7,103.74	$7,127.96	$8,972.11	$8,982.09
1/31/2003	$8,121.68	$8,128.00	$7,032.46	$7,058.11	$8,721.98	$8,733.29
2/28/2003	$8,014.10	$8,021.00	$6,970.77	$6,996.70	$8,576.07	$8,588.32
3/31/2003	$8,091.34	$8,100.00	$7,099.69	$7,126.84	$8,603.44	$8,617.52
4/30/2003	$8,676.87	$8,688.00	$7,581.04	$7,612.18	$9,254.88	$9,272.45
5/31/2003	$9,467.86	$9,483.00	$8,309.25	$8,344.47	$10,065.91	$10,088.42
6/30/2003	$9,563.37	$9,579.00	$8,426.39	$8,463.79	$10,134.25	$10,159.04
7/31/2003	$9,875.90	$9,895.00	$8,725.47	$8,765.95	$10,448.44	$10,474.99
8/31/2003	$10,303.50	$10,325.00	$9,204.28	$9,248.95	$10,816.53	$10,846.85
9/30/2003	$10,172.08	$10,196.00	$9,023.41	$9,069.53	$10,729.81	$10,762.25
10/31/2003	$10,945.41	$10,973.00	$9,748.13	$9,800.53	$11,513.76	$11,552.19
11/30/2003	$11,250.26	$11,281.00	$10,006.18	$10,062.78	$11,846.35	$11,886.93
12/31/2003	$11,585.24	$11,620.00	$10,114.70	$10,172.62	$12,354.11	$12,400.07
1/31/2004	$11,920.69	$11,957.00	$10,445.77	$10,508.51	$12,676.53	$12,727.27
2/29/2004	$12,174.87	$12,215.00	$10,618.86	$10,684.80	$12,988.34	$13,042.00
3/31/2004	$12,175.14	$12,217.00	$10,596.33	$10,664.38	$13,005.22	$13,063.02

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

FUND ALLOCATION BY SECTOR

(% of Net Assets)

[GRAPHIC APPEARS HERE]

RUSSELL MIDCAP

Auto & Transportation	2.58%
Consumer Discretionary	18.81%
Consumer Staples	3.50%
Financial Services	24.30%
Health Care	10.11%
Integrated Oils	1.02%
Materials & Processing	6.71%
Other Energy	3.41%
Other Sectors, Short-Term and Net Other Assets	2.10%
Producer Durables	6.56%
Technology	12.99%
Utilities	7.91%

RUSSELL MIDCAP GROWTH

Auto & Transportation	1.76%
Consumer Discretionary	27.43%
Consumer Staples	2.33%
Financial Services	11.66%
Health Care	20.37%
Materials & Processing	4.19%
Other Energy	3.40%
Other Sectors, Short-Term and Net Other Assets	0.74%
Producer Durables	6.84%
Technology	19.39%
Utilities	1.89%

RUSSELL MIDCAP VALUE

Auto & Transportation	3.10%
Consumer Discretionary	13.11%
Consumer Staples	4.25%
Financial Services	32.62%
Health Care	3.35%
Integrated Oils	1.69%
Materials & Processing	8.44%
Other Energy	3.45%
Producer Durables	6.37%
Other Sectors, Short-Term and Net Other Assets	2.98%
Technology	8.79%
Utilities	11.85%

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). For the one-year period ended March 31, 2004 (the “reporting period”), the Fund returned 50.47%, while the Index returned 50.83%.

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) and iShares Russell Midcap Value Index Fund (the “Value Fund”) seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Index, as measured by the Russell Midcap Growth Index (the “Growth Index”) and the Russell Midcap Value Index (the “Value Index”), respectively. For the reporting period, the Growth Fund and the Value Fund returned 49.25% and 51.17%, respectively, while the Growth Index returned 49.63% and the Value Index returned 51.60%.

The U.S. stock market staged an impressive rally during the reporting period. The main catalyst for the market’s strong performance was an emerging economic recovery fueled by low interest rates and federal tax cuts. By the third quarter of 2003, economic growth surged to an 8.2% annual rate — the economy’s strongest quarter in nearly 20 years. As a result, corporate profit growth accelerated and investor confidence soared, providing a healthy boost to stock prices.

Although the stock market rally cooled off somewhat in early 2004, all of the major stock indexes posted gains of 30% or more for the reporting period. Mid-capitalization stocks outpaced the overall market, trailing only small-capitalization stocks, which typically perform best in the early stages of an economic recovery. Within the mid-capitalization segment of the market, value and growth stocks posted similar returns, but value came out slightly ahead.

Reflecting the broad-based stock market rally, every sector within the Index posted strong gains for the reporting period. Technology was the best-performing sector by a wide margin, rebounding sharply after three straight years of declines. Other leading sectors in the Index included materials and consumer discretionary, both of which are cyclical sectors that typically benefit from an economic recovery. Financials, which made up the largest sector weighting in the Index at the end of the reporting period, also posted very strong results. Lagging sectors included some of the more defensive areas of the market, such as energy, utilities, and consumer staples.

Each of the Fund’s ten largest individual holdings posted gains during the reporting period, and five of them rose by more than 100%. The best performers among the top ten holdings were all technology stocks, including communications networking firm Lucent Technologies Inc. (0.58% of the net assets of the Fund as of March 31, 2004), which soared 179.59%; testing equipment maker Agilent Technologies Inc. (0.51% of the net assets of the Fund as of March 31, 2004), which climbed 140.53%; and security software developer Symantec Corp. (0.50% of the net assets of the Fund as of March 31, 2004), which returned 136.35%. Zimmer Holdings Inc. (0.61% of the net assets of the Fund as of March 31, 2004), a medical products manufacturer and the Fund’s largest holding, and coffee retailer Starbucks Corp. (0.51% of the net assets of the Fund as of March 31, 2004), gained 51.72% and 47.01%, respectively.

MANAGERS’ DISCUSSION & ANALYSIS	7

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

General Electric Co.	1,192,015	$36,380,298
Exxon Mobil Corp.	796,637	33,132,133
Pfizer Inc.	941,558	33,001,608
Citigroup Inc.	613,994	31,743,490
Microsoft Corp.	1,066,629	26,633,726
Intel Corp.	779,261	21,195,899
Cisco Systems Inc.[1]	837,063	19,687,722
American International Group Inc.	273,751	19,532,134
Wal-Mart Stores Inc.	316,963	18,919,521
Johnson & Johnson	354,061	17,957,974
International Business Machines Corp.	193,098	17,734,120
Procter & Gamble Co.	154,404	16,193,892
Bank of America Corp.	178,525	14,456,954
Altria Group Inc.	241,468	13,147,933
Coca-Cola Co. (The)	255,562	12,854,769
Verizon Communications Inc.	327,970	11,984,024
Merck & Co. Inc.	267,398	11,816,318
Wells Fargo & Company	201,159	11,399,681
ChevronTexaco Corp.	127,398	11,182,996
PepsiCo Inc.	204,880	11,032,788
Home Depot Inc.	273,523	10,218,819
JP Morgan Chase & Co.	242,216	10,160,961
SBC Communications Inc.	396,177	9,722,184
Dell Inc.[1]	271,624	9,131,999
Amgen Inc.[1]	153,765	8,944,510
Time Warner Inc.[1]	515,861	8,697,416
Fannie Mae	116,835	8,686,682
Hewlett-Packard Co.	363,968	8,313,029
Lilly (Eli) & Co.	115,075	7,698,517
Abbott Laboratories	186,121	7,649,573
3M Co.	93,202	7,630,448
Bank One Corp.	136,208	7,426,060
Comcast Corp. Class A1	255,002	7,328,757
Morgan Stanley	126,400	7,242,720
Viacom Inc. Class B	184,661	7,240,558
Wachovia Corp.	152,690	7,176,430
American Express Co.	137,009	7,103,917
Medtronic Inc.	145,405	6,943,089
Merrill Lynch & Co. Inc.	110,518	6,582,452
U.S. Bancorp	228,883	6,328,615
QUALCOMM Inc.	94,116	6,251,185
BellSouth Corp.	220,186	6,096,950
Walt Disney Co. (The)	243,602	6,087,614
Texas Instruments Inc.	206,168	6,024,229
Wyeth	158,324	5,945,066
ConocoPhillips	80,919	5,648,955
FleetBoston Financial Corp.	125,763	5,646,759
Bristol-Myers Squibb Co.	231,088	5,599,262
Oracle Corp.[1]	461,919	5,547,647
United Technologies Corp.	61,440	5,302,272
Lowe’s Companies Inc.	90,637	5,087,455
Anheuser-Busch Companies Inc.	99,466	5,072,766
Du Pont (E.I.) de Nemours and Co.	118,734	5,012,949
Freddie Mac	82,911	4,896,724
Target Corp.	108,572	4,890,083
Motorola Inc.	276,055	4,858,568
Gillette Co. (The)	121,732	4,759,721
First Data Corp.	110,336	4,651,766
UnitedHealth Group Inc.	70,764	4,560,032
Washington Mutual Inc.	103,872	4,436,373
Dow Chemical Co. (The)	109,136	4,395,998
McDonald’s Corp.	151,662	4,332,983
United Parcel Service Inc. Class B	61,166	4,271,833
Applied Materials Inc.[1]	197,299	4,218,253
Walgreen Co.	122,167	4,025,403
EMC Corp.[1]	281,241	3,827,690
Kimberly-Clark Corp.	60,635	3,826,068
Allstate Corp. (The)	83,903	3,814,230
Cardinal Health Inc.	53,210	3,666,169
AT&T Wireless Services Inc.[1]	267,632	3,642,472
Liberty Media Corp. Class A1	328,264	3,594,491
Boeing Co. (The)	87,258	3,583,686
Goldman Sachs Group Inc. (The)	33,916	3,539,135
MBNA Corp.	127,912	3,534,209
Colgate-Palmolive Co.	64,125	3,533,287
Alcoa Inc.	100,738	3,494,601
eBay Inc.[1]	49,949	3,462,964
Honeywell International Inc.	98,970	3,350,134
Fifth Third Bancorp	59,748	3,308,247
Boston Scientific Corp.[1]	76,746	3,252,502
Caterpillar Inc.	41,051	3,245,903

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Yahoo! Inc.[1]	64,048	$3,112,092
Sysco Corp.	77,418	3,023,173
Emerson Electric Co.	50,165	3,005,887
Automatic Data Processing Inc.	71,266	2,993,172
Cendant Corp.	121,371	2,960,239
Marsh & McLennan Companies Inc.	63,805	2,954,171
Prudential Financial Inc.	65,744	2,944,016
Forest Laboratories Inc.[1]	40,662	2,912,212
Bank of New York Co. Inc. (The)	92,067	2,900,110
Ford Motor Company	209,598	2,844,245
Schering-Plough Corp.	175,039	2,839,133
Gannett Co. Inc.	32,008	2,821,185
FedEx Corp.	35,597	2,675,471
Exelon Corp.	38,783	2,670,985
Clear Channel Communications Inc.	62,571	2,649,882
Lehman Brothers Holdings Inc.	31,853	2,639,658
Southern Company	85,998	2,622,939
General Motors Corp.	55,327	2,605,902
Genentech Inc.[1]	24,436	2,585,818
Nextel Communications Inc. Class A1	103,939	2,570,411
Dominion Resources Inc.	38,272	2,460,890
AFLAC Inc.	61,237	2,458,053
Illinois Tool Works Inc.	30,633	2,427,053
Duke Energy Corp.	107,365	2,426,449
International Paper Co.	57,059	2,411,313
HCA Inc.	58,453	2,374,361
BB&T Corp.	66,742	2,355,993
Guidant Corp.	36,965	2,342,472
National City Corp.	65,806	2,341,377
Baxter International Inc.	71,507	2,208,851
Newmont Mining Corp.	46,530	2,169,694
Hartford Financial Services Group Inc.	33,748	2,149,748
Zimmer Holdings Inc.[1]	28,875	2,130,398
Waste Management Inc.	70,444	2,126,000
Avon Products Inc.	27,990	2,123,601
Analog Devices Inc.	43,576	2,092,084
Occidental Petroleum Corp.	45,214	2,082,105
State Street Corp.	39,596	2,064,139
SunTrust Banks Inc.	29,538	2,059,094
SLM Corp.	49,120	2,055,672
General Mills Inc.	44,023	2,054,994
Costco Wholesale Corp.[1]	54,467	2,045,781
Capital One Financial Corp.	26,994	2,036,157
Progressive Corp. (The)	23,231	2,035,036
Northrop Grumman Corp.	20,677	2,035,030
Sara Lee Corp.	92,962	2,032,149
Lucent Technologies Inc.[1]	492,769	2,025,281
Lockheed Martin Corp.	44,073	2,011,492
WellPoint Health Networks Inc.[1]	17,586	1,999,880
Deere & Co.	28,605	1,982,613
Sprint Corp. (FON Group)	107,237	1,976,378
Biogen Idec Inc.[1]	34,887	1,939,717
Harley-Davidson Inc.	36,061	1,923,494
PNC Financial Services Group	34,687	1,922,354
General Dynamics Corp.	21,147	1,889,062
Countrywide Financial Corp.	19,638	1,883,284
Alltel Corp.	37,114	1,851,617
International Game Technology Inc.	40,776	1,833,289
AT&T Corp.	93,645	1,832,633
Maxim Integrated Products Inc.	38,668	1,820,876
Union Pacific Corp.	30,311	1,813,204
Omnicom Group Inc.	22,541	1,808,915
Agilent Technologies Inc.[1]	56,117	1,774,981
Corning Inc.[1]	158,528	1,772,343
Starbucks Corp.[1]	46,509	1,755,715
Travelers Property Casualty Corp. Class B	100,894	1,742,439
McGraw-Hill Companies Inc. (The)	22,723	1,730,129
Symantec Corp.[1]	37,284	1,726,249
ConAgra Foods Inc.	64,033	1,725,049
Gap Inc. (The)	78,352	1,717,476
Weyerhaeuser Co.	26,111	1,710,271
Apache Corp.	38,561	1,664,678
Golden West Financial Corp.	14,859	1,663,465
Kohls Corp.[1]	34,299	1,657,671
Masco Corp.	54,416	1,656,423
CVS Corp.	46,918	1,656,205
Mellon Financial Corp.	51,639	1,615,784
Best Buy Co. Inc.	31,076	1,607,251
Sun Microsystems Inc.[1]	385,055	1,601,829
Entergy Corp.	26,885	1,599,657
Devon Energy Corp.	27,479	1,597,904

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Caremark Rx Inc.[1]	47,992	$1,595,724
InterActiveCorp[1]	50,297	1,588,882
Halliburton Co.	52,048	1,581,739
Heinz (H.J.) Co.	41,842	1,560,288
American Electric Power Co. Inc.	47,276	1,556,326
St. Jude Medical Inc.[1]	21,555	1,554,116
Chubb Corp.	22,200	1,543,788
Raytheon Co.	49,194	1,541,740
Anadarko Petroleum Corp.	29,703	1,540,398
Aetna Inc.	17,144	1,538,160
Xilinx Inc.[1]	40,172	1,526,536
KeyCorp	50,341	1,524,829
Burlington Resources Inc.	23,929	1,522,602
Nike Inc. Class B	19,550	1,522,358
Staples Inc.[1]	59,505	1,510,832
Hancock (John) Financial Services Inc.	34,566	1,510,189
TJX Companies Inc.	61,451	1,509,237
Anthem Inc.[1]	16,517	1,497,101
Kroger Co.[1]	89,842	1,494,971
Computer Associates International Inc.	55,126	1,480,684
Bed Bath & Beyond Inc.[1]	35,407	1,478,596
Becton, Dickinson & Co.	30,482	1,477,767
Schwab (Charles) Corp. (The)	126,366	1,467,109
Stryker Corp.	16,540	1,464,286
Baker Hughes Inc.	40,130	1,463,942
FPL Group Inc.	21,822	1,458,801
Electronic Arts Inc.[1]	26,875	1,450,175
MetLife Inc.	40,590	1,448,251
Praxair Inc.	38,888	1,443,523
Gilead Sciences Inc.[1]	25,475	1,420,741
PG&E Corp.[1]	48,981	1,418,980
FirstEnergy Corp.	36,174	1,413,680
Paychex Inc.	39,495	1,406,022
Burlington Northern Santa Fe Corp.	44,598	1,404,837
Equity Office Properties Trust	48,184	1,392,036
Linear Technology Corp.	37,260	1,379,365
Air Products & Chemicals Inc.	27,083	1,357,400
SouthTrust Corp.	40,704	1,349,745
Johnson Controls Inc.	22,593	1,336,376
Veritas Software Corp.[1]	49,497	1,331,964
Fortune Brands Inc.	17,368	1,330,910
DIRECTV Group Inc. (The)[1]	86,195	1,325,679
Yum! Brands Inc.[1]	34,863	1,324,445
Apollo Group Inc. Class A1	15,330	1,320,066
Allergan Inc.	15,567	1,310,119
Tribune Co.	25,965	1,309,675
Lexmark International Inc.[1]	14,030	1,290,760
Xerox Corp.[1]	88,241	1,285,671
Southwest Airlines Co.	90,431	1,285,025
Danaher Corp.	13,715	1,280,570
Public Service Enterprise Group Inc.	26,952	1,266,205
Marathon Oil Corp.	36,941	1,243,803
Principal Financial Group Inc.	34,638	1,234,152
Federated Department Stores Inc.	22,436	1,212,666
Progress Energy Inc.	25,644	1,207,320
Pitney Bowes Inc.	28,001	1,193,123
May Department Stores Co. (The)	34,325	1,186,958
PPG Industries Inc.	20,324	1,184,889
Biomet Inc.	30,883	1,184,672
Apple Computer Inc.[1]	43,592	1,179,164
Consolidated Edison Inc.	26,686	1,176,853
Unocal Corp.	30,959	1,154,152
Kellogg Co.	29,300	1,149,732
Monsanto Co.	31,333	1,148,981
Amazon.com Inc.[1]	26,425	1,143,674
KLA-Tencor Corp.[1]	22,704	1,143,146
Wrigley (William Jr.) Co.	19,282	1,139,952
Comerica Inc.	20,869	1,133,604
Sears, Roebuck and Co.	26,216	1,126,239
Penney (J.C.) Co. Inc. (Holding Co.)	32,265	1,122,177
PACCAR Inc.	19,737	1,110,009
Medco Health Solutions Inc.[1]	32,394	1,101,396
Micron Technology Inc.[1]	65,868	1,100,654
TXU Corp.	38,345	1,098,968
Adobe Systems Inc.	27,759	1,094,537
Franklin Resources Inc.	19,626	1,092,776
Block (H & R) Inc.	21,337	1,088,827
Genzyme Corp.[1]	23,054	1,084,460
Safeway Inc.[1]	52,598	1,082,467
MBIA Inc.	17,219	1,079,631
Northern Trust Corp.	23,105	1,076,462
Limited Brands Inc.	53,048	1,060,960

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
New York Community Bancorp Inc.	30,686	$1,051,916
Moody’s Corp.	14,834	1,050,247
Kraft Foods Inc.	32,799	1,049,896
Archer-Daniels-Midland Co.	62,052	1,046,817
Electronic Data Systems Corp.	53,972	1,044,358
Norfolk Southern Corp.	46,730	1,032,266
Juniper Networks Inc.[1]	39,678	1,032,025
Bear Stearns Companies Inc. (The)	11,765	1,031,555
Marshall & Ilsley Corp.	26,965	1,019,547
Broadcom Corp. Class A1	25,916	1,015,130
Georgia-Pacific Corp.	29,930	1,008,342
St. Paul Companies Inc.	25,145	1,006,051
Ameren Corp.	21,807	1,005,085
Lincoln National Corp.	21,222	1,004,225
Eaton Corp.	17,840	1,002,430
Marriott International Inc. Class A	23,500	999,925
CIGNA Corp.	16,834	993,543
Intuit Inc.[1]	22,018	988,168
McKesson Corp.	32,820	987,554
AmSouth Bancorp	41,844	983,752
Simon Property Group Inc.	16,829	983,487
Equity Residential	32,669	975,170
Regions Financial Corp.	26,570	970,336
Mattel Inc.	52,585	969,667
National Semiconductor Corp.[1]	21,723	965,153
PPL Corp.	20,917	953,815
Charter One Financial Inc.	26,931	952,280
Dover Corp.	24,139	935,869
SunGard Data Systems Inc.[1]	34,055	933,107
Jefferson-Pilot Corp.	16,948	932,309
Altera Corp.[1]	45,534	931,170
Valero Energy Corp.	15,473	927,761
Starwood Hotels & Resorts Worldwide Inc.	22,730	920,565
Loews Corp.	15,498	915,312
Clorox Co.	18,614	910,411
CIT Group Inc.	23,783	904,943
Albertson’s Inc.	40,648	900,353
Eastman Kodak Co.	34,310	897,893
General Growth Properties Inc.	25,488	895,903
EchoStar Communications Corp.[1]	27,249	892,405
Coach Inc.[1]	21,771	892,393
Synovus Financial Corp.	36,120	883,134
Hershey Foods Corp.	10,599	878,127
Sprint Corp. (PCS Group)[1]	93,831	863,245
Cox Communications Inc. Class A1	27,262	861,479
Cinergy Corp.	20,938	856,155
Computer Sciences Corp.[1]	21,190	854,593
Xcel Energy Inc.	47,904	853,170
AON Corp.	30,338	846,734
American Standard Companies Inc.[1]	7,353	836,404
Avaya Inc.[1]	52,598	835,256
ITT Industries Inc.	10,910	832,760
Edison International	34,138	829,212
DTE Energy Co.	20,142	828,843
Avery Dennison Corp.	13,258	824,780
Phelps Dodge Corp.[1]	10,013	817,662
Parker Hannifin Corp.	14,198	802,187
Centex Corp.	14,828	801,602
Constellation Energy Group Inc.	19,810	791,409
Fiserv Inc.[1]	21,821	780,537
CSX Corp.	25,645	776,787
Network Appliance Inc.[1]	35,884	769,712
Sovereign Bancorp Inc.	35,875	768,443
BJ Services Co.[1]	17,650	763,715
North Fork Bancorp Inc.	18,005	761,972
Interpublic Group of Companies Inc.[1]	49,398	759,741
Sempra Energy	23,834	757,921
New York Times Co. Class A	17,134	757,323
Newell Rubbermaid Inc.	32,581	755,879
Rohm & Haas Co.	18,837	750,466
Lennar Corp. Class A	13,861	748,910
D.R. Horton Inc.	21,132	748,707
Torchmark Corp.	13,866	745,852
Mylan Laboratories Inc.	32,543	739,702
Campbell Soup Co.	27,003	736,372
Ambac Financial Group Inc.	9,876	728,651
Donnelley (R.R.) & Sons Co.	24,075	728,269
AmerisourceBergen Corp.	13,291	726,752
Textron Inc.	13,644	725,179
Legg Mason Inc.	7,793	723,035
PeopleSoft Inc.[1]	39,034	721,739

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Freeport-McMoRan Copper & Gold Inc.	18,428	$720,351
Kinder Morgan Inc.	11,412	719,184
UST Inc.	19,909	718,715
Quest Diagnostics Inc.	8,674	718,467
Harrah’s Entertainment Inc.	13,068	717,303
Knight Ridder Inc.	9,791	717,191
First Tennessee National Corp.	15,034	717,122
KeySpan Corp.	18,726	715,708
M&T Bank Corp.	7,939	713,319
Fidelity National Financial Inc.	17,936	710,266
Cincinnati Financial Corp.	16,318	709,017
Plum Creek Timber Co. Inc.	21,738	706,050
Qwest Communications International Inc.[1]	163,706	705,573
Varian Medical Systems Inc.[1]	8,112	700,147
Office Depot Inc.[1]	37,043	697,149
National Commerce Financial Corp.	24,357	696,854
MedImmune Inc.[1]	30,160	696,093
ProLogis	19,391	695,555
Affiliated Computer Services Inc. Class A1	13,342	692,450
Laboratory Corp. of America Holdings[1]	17,616	691,428
Archstone-Smith Trust	23,159	683,422
Popular Inc.	15,803	681,109
MeadWestvaco Corp.	24,031	679,837
Rockwell Automation Inc.	19,585	679,012
Genuine Parts Co.	20,702	677,369
Sanmina SCI Corp.[1]	61,379	675,783
IMS Health Inc.	28,926	672,819
Advanced Micro Devices Inc.[1]	41,442	672,604
SAFECO Corp.	15,498	669,049
Union Planters Corp.	22,398	668,580
Rockwell Collins Inc.	21,148	668,488
T. Rowe Price Group Inc.	12,363	665,500
RadioShack Corp.	20,033	664,294
Health Management Associates Inc. Class A	28,589	663,551
NiSource Inc.	31,144	661,810
Dollar General Corp.	34,333	659,194
Banknorth Group Inc.	19,345	658,504
JDS Uniphase Corp.[1]	161,416	656,963
Pulte Homes Inc.	11,740	652,744
AutoZone Inc.[1]	7,573	651,051
Hilton Hotels Corp.	40,057	650,926
Career Education Corp.[1]	11,492	650,907
Microchip Technology Inc.	24,409	648,303
Family Dollar Stores Inc.	17,994	646,884
Ecolab Inc.	22,631	645,662
XTO Energy Inc.	25,551	644,914
Coca-Cola Enterprises Inc.	26,563	642,028
Compass Bancshares Inc.	15,098	626,114
EOG Resources Inc.	13,642	626,031
Tenet Healthcare Corp.[1]	56,040	625,406
Dean Foods Co.[1]	18,565	620,071
Kerr-McGee Corp.	12,036	619,854
Cintas Corp.	14,232	618,950
Vornado Realty Trust	10,209	617,440
Zions Bancorporation	10,759	615,415
Agere Systems Inc. Class B1	195,742	610,715
R.J. Reynolds Tobacco Holdings Inc.	10,091	610,506
Huntington Bancshares Inc.	27,223	604,078
Bard (C.R.) Inc.	6,179	603,318
Waters Corp.[1]	14,725	601,369
GreenPoint Financial Corp.	13,656	596,904
Williams Companies Inc.	62,248	595,713
Kimco Realty Corp.	11,548	588,717
Univision Communications Inc. Class A1	17,784	587,050
Pepsi Bottling Group Inc.	19,670	585,182
Public Storage Inc.	11,916	579,833
L-3 Communications Holdings Inc.	9,744	579,573
Murphy Oil Corp.	9,154	576,427
Sunoco Inc.	9,231	575,830
Nucor Corp.	9,354	575,084
Rouse Co. (The)	10,729	575,074
Novellus Systems Inc.[1]	18,061	574,159
Delphi Corp.	57,469	572,391
Siebel Systems Inc.[1]	49,557	570,401
Millennium Pharmaceuticals Inc.[1]	33,666	568,955
Whirlpool Corp.	8,260	568,866
Fox Entertainment Group Inc. Class A1	20,948	567,691

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Sherwin-Williams Co. (The)	14,753	$566,958
BEA Systems Inc.[1]	44,332	565,676
Ross Stores Inc.	18,476	565,550
Amerada Hess Corp.	8,603	561,604
MGIC Investment Corp.	8,706	559,186
Duke Realty Corp.	16,080	558,298
Jabil Circuit Inc.[1]	18,845	554,608
McCormick & Co. Inc.	16,517	553,650
Wendy’s International Inc.	13,599	553,343
Thermo Electron Corp.[1]	19,425	549,339
Watson Pharmaceuticals Inc.[1]	12,838	549,338
Express Scripts Inc.[1]	7,339	547,416
Leggett & Platt Inc.	23,072	547,037
Scientific-Atlanta Inc.	16,888	546,158
Estee Lauder Companies Inc. Class A	12,249	543,121
Smith International Inc.[1]	10,147	542,966
El Paso Corp.	76,244	542,095
BMC Software Inc.[1]	27,681	541,164
iStar Financial Inc.	12,784	540,763
E*TRADE Financial Corp.[1]	40,335	538,472
Old Republic International Corp.	21,832	536,194
Vulcan Materials Co.	11,291	535,645
NTL Inc.[1]	8,953	532,256
Teradyne Inc.[1]	22,188	528,740
Washington Post Company (The) Class B	597	527,993
Black & Decker Corp.	9,206	524,190
Solectron Corp.[1]	94,765	524,050
Jones Apparel Group Inc.	14,496	524,030
Unisys Corp.[1]	36,549	521,920
Smurfit-Stone Container Corp.	29,522	519,292
Commerce Bancorp Inc.	7,807	514,325
Sealed Air Corp.[1]	10,149	504,710
Darden Restaurants Inc.	20,326	503,882
ENSCO International Inc.	17,827	502,187
Tiffany & Co.	13,156	502,165
United States Steel Corp.	13,472	502,101
UNUMProvident Corp.	34,312	501,985
Patterson Dental Co.[1]	7,248	497,285
Novell Inc.[1]	43,662	496,874
Mohawk Industries Inc.[1]	6,021	495,829
Applera Corp. - Applied Biosystems Group	25,037	495,232
Harman International Industries Inc.	6,190	492,724
Republic Services Inc.	18,193	492,485
Boston Properties Inc.	9,030	490,419
SUPERVALU Inc.	15,956	487,296
King Pharmaceuticals Inc.[1]	28,860	486,002
Oxford Health Plans Inc.	9,872	482,247
NVIDIA Corp.[1]	18,070	478,674
Dun & Bradstreet Corp.[1]	8,931	477,808
Chico’s FAS Inc.[1]	10,289	477,410
Synopsys Inc.[1]	16,455	476,537
CDW Corp.	7,027	475,095
SCANA Corp.	13,420	474,397
Liz Claiborne Inc.	12,922	474,108
Radian Group Inc.	11,098	472,775
Sigma-Aldrich Corp.	8,540	472,604
Molex Inc.	15,473	470,224
Lear Corp.	7,581	469,719
CenturyTel Inc.	17,073	469,337
Cadence Design Systems Inc.[1]	31,808	468,850
Chiron Corp.[1]	10,647	468,574
Ball Corp.	6,912	468,495
Manpower Inc.	10,075	468,487
Host Marriott Corp.[1]	36,587	467,582
PETsMART Inc.	17,069	465,301
Janus Capital Group Inc.	28,378	464,832
Expeditors International Washington Inc.	11,764	464,560
Omnicare Inc.	10,448	463,160
Celgene Corp.[1]	9,712	462,777
SanDisk Corp.[1]	16,280	461,864
Autoliv Inc.	11,227	460,307
VF Corp.	9,847	459,855
American Power Conversion Corp.	19,976	459,648
Nordstrom Inc.	11,506	459,089
Allied Capital Corp.	15,038	455,501
NCR Corp.[1]	10,324	454,875
Whole Foods Market Inc.	6,049	453,373
Tyson Foods Inc. Class A	25,017	451,557
Wisconsin Energy Corp.	13,978	449,393

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Liberty Property Trust	9,973	$448,785
Pioneer Natural Resources Co.	13,866	447,872
XM Satellite Radio Holdings Inc. Class A1	15,982	447,496
Sepracor Inc.[1]	9,287	446,705
Caesars Entertainment Inc.[1]	34,132	445,081
TCF Financial Corp.	8,672	442,879
Sirius Satellite Radio Inc.[1]	130,047	442,160
Hibernia Corp. Class A	18,823	442,152
Citizens Communications Co.[1]	34,082	441,021
Health Care Property Investors Inc.	15,532	439,556
Grainger (W.W.) Inc.	9,139	438,672
Equifax Inc.	16,962	437,959
Energy East Corp.	17,259	437,688
Brinker International Inc.[1]	11,534	437,485
Energizer Holdings Inc.[1]	9,343	436,225
Foot Locker Inc.	16,799	433,414
Invitrogen Corp.[1]	6,002	430,283
Tellabs Inc.[1]	49,824	429,981
Toys R Us Inc.[1]	25,592	429,946
Telephone & Data Systems Inc.	6,056	429,189
Pactiv Corp.[1]	19,280	428,980
DST Systems Inc.[1]	9,440	428,104
Ameritrade Holding Corp.[1]	27,798	428,089
ServiceMaster Co. (The)	35,427	425,478
Citrix Systems Inc.[1]	19,641	424,638
AES Corp. (The)[1]	49,756	424,419
PMI Group Inc. (The)	11,359	424,372
Allied Waste Industries Inc.[1]	31,612	420,756
Dollar Tree Stores Inc.[1]	13,587	419,702
SPX Corp.	9,222	419,417
Providian Financial Corp.[1]	31,991	419,082
DENTSPLY International Inc.	9,433	418,165
Autodesk Inc.	13,224	418,143
Brunswick Corp.	10,201	416,507
Mercury Interactive Corp.[1]	9,243	414,086
Diebold Inc.	8,578	412,773
AvalonBay Communities Inc.	7,699	412,512
Robert Half International Inc.[1]	17,432	411,744
Engelhard Corp.	13,765	411,436
Hillenbrand Industries Inc.	6,001	407,408
Mercantile Bankshares Corp.	9,469	406,883
Vishay Intertechnology Inc.[1]	19,034	406,186
Lam Research Corp.[1]	16,011	403,637
VeriSign Inc.[1]	24,297	403,087
LSI Logic Corp.[1]	42,804	399,789
Eastman Chemical Co.	9,314	397,522
Goodrich (B.F.) Co.	14,145	397,050
Gentex Corp.	9,113	395,322
Pinnacle West Capital Corp.	10,004	393,657
Beckman Coulter Inc.	7,190	392,143
Sabre Holdings Corp.	15,761	391,030
KB Home	4,814	388,971
Michaels Stores Inc.	7,987	388,328
Symbol Technologies Inc.	27,912	385,186
Barr Pharmaceuticals Inc.[1]	8,370	384,183
Harris Corp.	7,912	383,020
Brown-Forman Corp. Class B	7,970	379,850
Fastenal Co.	7,072	379,696
Bausch & Lomb Inc.	6,318	378,890
Pepco Holdings Inc.	18,514	378,426
Manor Care Inc.	10,688	377,180
Ashland Inc.	8,095	376,337
ChoicePoint Inc.[1]	9,857	374,862
PacifiCare Health Systems Inc.[1]	9,471	374,578
Macerich Co. (The)	6,923	373,150
Abercrombie & Fitch Co. Class A	11,024	373,052
Fluor Corp.	9,623	372,314
Scripps (E.W.) Co. Class A	3,681	372,186
IVAX Corp.[1]	16,343	372,130
GTECH Holdings Corp.	6,280	371,399
QLogic Corp.[1]	11,231	370,735
Associated Bancorp	8,260	369,965
Doral Financial Corp.	10,486	369,107
CenterPoint Energy Inc.	32,223	368,309
Developers Diversified Realty Corp.	9,078	366,751
Humana Inc.[1]	19,192	365,032
ALLETE Inc.	10,341	362,866
Dana Corp.	18,134	360,141
Hasbro Inc.	16,545	359,854
CarMax Inc.[1]	12,310	359,452
Storage Technology Corp.[1]	12,886	358,617

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Commerce Bancshares Inc.	7,508	$358,207
Outback Steakhouse Inc.	7,353	358,091
Temple-Inland Inc.	5,630	356,604
Intersil Corp. Class A	15,914	354,723
Gallagher (Arthur J.) & Co.	10,889	354,655
Lamar Advertising Co.[1]	8,793	353,654
Edwards (A.G.) Inc.	9,004	352,236
Questar Corp.	9,666	352,229
AutoNation Inc.[1]	20,610	351,400
Astoria Financial Corp.	9,205	350,066
Iron Mountain Inc.[1]	7,833	349,587
Apartment Investment & Management Co. Class A	11,236	349,327
Coventry Health Care Inc.[1]	8,235	348,588
Corinthian Colleges Inc.[1]	10,542	348,519
International Rectifier Corp.[1]	7,563	347,822
Lincare Holdings Inc.[1]	11,065	347,662
Cephalon Inc.[1]	6,057	347,127
CH Robinson Worldwide Inc.	8,359	346,898
MGM Mirage[1]	7,604	344,765
Avnet Inc.[1]	14,057	344,256
Pentair Inc.	5,834	344,206
PMC-Sierra Inc.[1]	20,241	343,490
DaVita Inc.[1]	7,155	341,651
Patterson-UTI Energy Inc.[1]	9,624	340,786
Hospitality Properties Trust	7,325	339,880
Henry Schein Inc.[1]	4,747	339,031
Williams-Sonoma Inc.[1]	9,913	339,025
Alliant Energy Corp.	12,969	337,972
Comverse Technology Inc.[1]	18,566	336,787
Constellation Brands Inc.[1]	10,477	336,312
Red Hat Inc.[1]	14,684	335,676
Cognizant Technology Solutions Corp.[1]	7,408	335,212
Mandalay Resort Group	5,843	334,570
AMB Property Corp.	8,999	334,493
Compuware Corp.[1]	44,814	333,864
Network Associates Inc.[1]	18,516	333,288
Pogo Producing Co.	7,224	331,365
Equitable Resources Inc.	7,421	329,641
TECO Energy Inc.	22,494	329,087
Arrow Electronics Inc.[1]	12,863	327,492
Chesapeake Energy Corp.	24,357	326,384
Noble Energy Inc.	6,905	325,225
Alberto-Culver Co.	7,390	324,199
UnionBanCal Corp.	6,170	323,246
Atmel Corp.[1]	49,585	322,302
Investors Financial Services Corp.	7,790	321,883
Leucadia National Corp.	6,010	320,213
3Com Corp.[1]	45,351	320,178
Louisiana-Pacific Corp.	12,360	318,888
WebMD Corp.[1]	35,853	318,733
NSTAR	6,272	318,116
Eaton Vance Corp.	8,336	317,768
Catellus Development Corp.	12,209	317,556
Precision Castparts Corp.	7,211	317,500
Stanley Works (The)	7,436	317,368
Smucker (J.M.) Co. (The)	5,964	314,780
MDU Resources Group Inc.	13,398	314,719
New Plan Excel Realty Trust	11,505	314,662
Mack-Cali Realty Corp.	6,949	312,080
Apogent Technologies Inc.[1]	10,150	311,402
Hudson City Bancorp Inc.	8,214	310,818
Ceridian Corp.[1]	15,747	310,373
Valley National Bancorp	11,091	310,215
Monster Worldwide Inc.[1]	11,798	309,108
Pall Corp.	13,574	307,994
ImClone Systems Inc.[1]	6,055	307,957
Bank of Hawaii Corp.	6,634	307,353
Belo (A.H.) Corp.	11,063	307,109
Fisher Scientific International Inc.[1]	5,578	307,013
Berkley (W.R.) Corp.	7,694	306,837
Conexant Systems Inc.[1]	49,627	305,702
Andrew Corp.[1]	17,316	303,030
Navistar International Corp.[1]	6,609	303,023
Zebra Technologies Corp. Class A1	4,354	302,037
Maytag Corp.	9,557	301,714
Westwood One Inc.[1]	10,217	300,891
AmeriCredit Corp.[1]	17,624	300,137
Health Net Inc.[1]	12,022	299,708
Tektronix Inc.	9,130	298,642
International Flavors & Fragrances Inc.	8,399	298,164
United Dominion Realty Trust Inc.	15,148	297,204

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Valspar Corp. (The)	6,026	$296,660
Wilmington Trust Corp.	7,901	295,260
Cytyc Corp.[1]	13,235	294,479
Thornburg Mortgage Inc.	9,462	294,268
Markel Corp.[1]	1,005	289,339
DPL Inc.	15,400	288,750
Bemis Co.	11,090	288,340
City National Corp.	4,811	288,179
SEI Investment Co.	8,697	287,001
Fair Isaac Corp.	7,950	286,836
Cypress Semiconductor Corp.[1]	13,978	286,130
Sky Financial Group Inc.	10,975	284,801
Rite Aid Corp.[1]	52,295	284,485
American Tower Corp. Class A1	25,058	284,408
Weingarten Realty Investors	8,210	284,049
Northeast Utilities	15,155	282,641
Fulton Financial Corp.	12,668	282,116
Rambus Inc.[1]	10,062	282,038
ADC Telecommunications Inc.[1]	97,201	281,883
Protective Life Corp.	7,514	281,399
Federated Investors Inc. Class B	8,896	279,601
NVR Inc.[1]	605	278,300
UTStarcom Inc.[1]	9,648	277,476
Rent-A-Center Inc.[1]	8,398	277,050
Millipore Corp.[1]	5,382	276,527
CIENA Corp.[1]	55,434	275,507
Colonial BancGroup Inc. (The)	14,852	274,762
Fairchild Semiconductor International Inc. Class A1	11,422	274,471
Great Plains Energy Inc.	8,120	274,375
PerkinElmer Inc.	13,234	273,811
Webster Financial Corp.	5,386	273,124
Applebee’s International Inc.	6,601	272,951
Triad Hospitals Inc.[1]	8,851	272,788
NetScreen Technologies Inc.[1]	7,473	272,241
Universal Health Services Inc. Class B	5,908	272,182
Chelsea Property Group Inc.	4,321	271,964
Ryland Group Inc.	3,038	269,866
JetBlue Airways Corp.[1]	10,618	268,529
Convergys Corp.[1]	17,644	268,189
Cullen/Frost Bankers Inc.	6,256	267,507
National-Oilwell Inc.[1]	9,455	267,387
Martin Marietta Materials Inc.	5,792	267,359
Bowater Inc.	6,120	267,016
OGE Energy Corp.	10,091	266,806
BorgWarner Inc.	3,143	266,621
Service Corp. International[1]	35,686	266,574
Tech Data Corp.[1]	6,499	266,069
Smithfield Foods Inc.[1]	9,808	265,993
Reliant Resources Inc.[1]	32,319	265,339
Boise Cascade Corp.	7,641	264,761
Sonoco Products Co.	10,892	264,458
Hormel Foods Corp.	9,008	264,205
Puget Energy Inc.	11,794	263,832
Amylin Pharmaceuticals Inc.[1]	11,134	263,764
Annaly Mortgage Management Inc.	13,437	262,693
Western Digital Corp.[1]	23,381	262,569
Ryder System Inc.	6,761	261,854
Renal Care Group Inc.[1]	5,721	261,793
Protein Design Labs Inc.[1]	10,976	261,448
Viad Corp.	10,770	260,311
ONEOK Inc.	11,534	260,092
MGI Pharma Inc.[1]	4,226	258,885
Pier 1 Imports Inc.	10,899	258,306
Saks Inc.[1]	14,636	257,594
American Capital Strategies Ltd.	7,749	257,577
Rayonier Inc. REIT	5,892	257,539
HON Industries Inc.	6,913	256,887
Ventas Inc.	9,313	255,921
Polycom Inc.[1]	12,042	255,652
Jacobs Engineering Group Inc.[1]	5,730	255,558
Newfield Exploration Co.[1]	5,330	255,467
Cheesecake Factory (The)[1]	5,507	254,038
Covance Inc.[1]	7,366	253,685
Activision Inc.[1]	15,967	252,598
Circuit City Stores Inc.	22,196	250,815
Alliant Techsystems Inc.[1]	4,601	250,294
Pan Pacific Retail Properties Inc.	4,804	250,288
Rowan Companies Inc.[1]	11,833	249,558
Cummins Inc.	4,262	249,114
Donaldson Co. Inc.	9,386	249,011
Medicis Pharmaceutical Corp. Class A	6,212	248,480

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Cabot Corp.	7,573	$248,394
Level 3 Communications Inc.[1]	61,744	248,211
Krispy Kreme Doughnuts Inc.[1]	7,224	248,072
Federal Realty Investment Trust	5,367	247,955
Del Monte Foods Co.[1]	21,936	246,780
Cooper Cameron Corp.[1]	5,588	246,151
Toll Brothers Inc.[1]	5,414	245,958
Lyondell Chemical Co.	16,530	245,305
Reebok International Ltd.	5,909	244,337
Deluxe Corp.	6,086	244,049
Standard-Pacific Corp.	4,054	243,240
Nationwide Financial Services Inc.	6,731	242,653
Friedman, Billings, Ramsey Group, Inc. Class A	8,988	242,586
Hubbell Inc. Class B	6,045	242,586
Education Management Corp.[1]	7,617	242,449
First American Corp.	7,950	241,839
Lee Enterprises Inc.	5,344	241,442
HCC Insurance Holdings Inc.	7,466	241,376
AMR Corp.[1]	18,928	240,953
IndyMac Bancorp Inc.	6,604	239,659
Advance Auto Parts Inc.[1]	5,868	238,652
FirstMerit Corp.	9,149	238,331
First Health Group Corp.[1]	10,884	237,924
Affymetrix Inc.[1]	7,044	237,735
Health Care REIT Inc.	5,844	237,266
Dow Jones & Co. Inc.	4,947	237,011
Ruby Tuesday Inc.	7,369	236,913
Neiman-Marcus Group Inc. Class A	4,384	236,473
Graco Inc.	8,100	235,791
Aqua America Inc.	10,848	235,185
Edwards Lifesciences Corp.[1]	7,349	234,801
Washington Federal Inc.	9,158	233,804
Independence Community Bank Corp.	5,732	233,579
Andrx Group[1]	8,580	233,376
Polaris Industries Inc.	5,130	233,107
Herman Miller Inc.	8,733	232,560
ARAMARK Corp. Class B	8,477	232,355
Ingram Micro Inc. Class A1	12,779	231,300
Snap-On Inc.	7,144	231,037
Regis Corp.	5,198	230,999
NBTY Inc.[1]	6,204	230,665
HRPT Properties Trust	20,407	230,599
CheckFree Corp.[1]	7,813	230,171
Unitrin Inc.	5,361	229,987
Certegy Inc.	6,556	229,591
Hawaiian Electric Industries Inc.	4,422	229,236
Pride International Inc.[1]	13,428	229,082
RPM International Inc.	13,805	228,335
Mills Corp.	4,275	227,815
ICOS Corp.[1]	6,143	227,598
CBRL Group Inc.	5,737	227,415
Pharmaceutical Resources Inc.[1]	3,999	227,383
Reynolds & Reynolds Co. (The) Class A	8,000	227,280
Neurocrine Biosciences Inc.[1]	3,839	226,885
Cablevision Systems Corp.[1]	9,894	226,375
Allmerica Financial Corp.[1]	6,549	226,268
Charles River Laboratories International Inc.[1]	5,268	225,734
CenterPoint Properties Corp.	2,732	225,390
AnnTaylor Stores Corp.[1]	5,248	224,614
Brown & Brown Inc.	5,781	224,072
StanCorp Financial Group Inc.	3,426	223,547
BISYS Group Inc. (The)[1]	13,325	223,327
Harsco Corp.	4,903	223,086
Advanced Fibre Communications Inc.[1]	10,082	222,106
IKON Office Solutions Inc.	17,310	221,568
Sybase Inc.[1]	10,548	221,403
Borders Group Inc.	9,289	220,521
AGL Resources Inc.	7,559	219,362
Getty Images Inc.[1]	4,046	218,403
Accredo Health Inc.[1]	5,730	218,313
Foundry Networks Inc.[1]	12,689	217,870
Waddell & Reed Financial Inc. Class A	8,869	217,468
Arden Realty Inc.	6,712	216,999
Transatlantic Holdings Inc.	2,487	216,891
IDEXX Laboratories Inc.[1]	3,811	216,732
Vectren Corp.	8,759	216,085
Dade Behring Holdings Inc.[1]	4,848	215,639
Fremont General Corp.	7,045	215,577
Calpine Corp.[1]	45,820	213,979
CarrAmerica Realty Corp.	6,291	213,265

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Steris Corp.[1]	8,257	$213,031
Shurgard Storage Centers Inc. Class A	5,319	212,228
Coors (Adolf) Company Class B	3,053	212,031
DeVry Inc.[1]	7,030	211,954
Healthcare Realty Trust Inc.	4,961	211,835
Respironics Inc.[1]	3,918	211,650
Allegheny Energy Inc.[1]	15,381	210,874
Realty Income Corp.	4,703	209,989
Skyworks Solutions Inc.[1]	17,940	209,180
Corporate Executive Board Co. (The)	4,445	208,915
Pacific Sunwear of California Inc.[1]	8,509	208,811
Emulex Corp.[1]	9,764	207,876
Cooper Companies Inc.	3,847	207,738
WPS Resources Corp.	4,345	207,691
BJ’s Wholesale Club Inc.[1]	8,149	207,392
Carlisle Companies Inc.	3,657	207,169
Brocade Communications Systems Inc.[1]	31,080	206,993
South Financial Group Inc. (The)	6,973	206,331
Station Casinos Inc.	4,655	205,611
Crane Co.	6,229	205,557
Weight Watchers International Inc.[1]	4,839	204,545
Whitney Holding Corp.	4,894	204,276
Big Lots Inc.[1]	14,081	204,174
BRE Properties Inc. Class A	5,948	204,135
Applied Micro Circuits Corp.[1]	35,479	204,004
Teleflex Inc.	4,138	203,714
Hudson United Bancorp	5,344	203,339
Claire’s Stores Inc.	9,742	203,023
Entercom Communications Corp.[1]	4,480	202,810
Oshkosh Truck Corp.	3,638	202,637
Impac Mortgage Holdings Inc.	7,417	201,742
BancorpSouth Inc.	9,179	200,837
TECHNE Corp.[1]	4,911	200,418
Valeant Pharmaceuticals International	8,395	200,389
Westamerica Bancorp	3,963	199,973
Provident Financial Group Inc.	4,977	199,876
CNF Inc.	5,907	198,475
BearingPoint Inc.[1]	18,480	198,106
Cree Inc.[1]	8,878	197,979
Meredith Corp.	3,913	197,841
UGI Corp.	5,968	196,467
Stericycle Inc.[1]	4,102	196,322
Lubrizol Corp.	6,233	196,277
Peoples Energy Corp.	4,380	195,567
Human Genome Sciences Inc.[1]	15,565	195,029
Varco International Inc.[1]	10,811	194,706
Affiliated Managers Group Inc.[1]	3,550	193,732
Titan Corp. (The)[1]	9,593	193,683
Patina Oil & Gas Corp.	7,362	193,253
Maxtor Corp.[1]	23,706	193,204
UCBH Holdings Inc.	4,825	193,193
O’Reilly Automotive Inc.[1]	4,815	192,793
Church & Dwight Co. Inc.	4,438	192,210
Integrated Device Technology Inc.[1]	12,791	191,865
Terex Corp.[1]	5,189	191,837
Gen-Probe Inc.[1]	5,723	191,205
National Fuel Gas Co.	7,771	191,167
Reckson Associates Realty Corp.	6,768	190,452
IMC Global Inc.	13,267	189,718
Zale Corp.[1]	3,072	189,082
Mettler Toledo International Inc.[1]	4,257	189,011
Nicor Inc.	5,361	188,868
Forest City Enterprises Inc. Class A	3,499	188,421
First Industrial Realty Trust Inc.	4,762	188,099
York International Corp.	4,785	188,098
Linens ‘n Things Inc.[1]	5,297	187,567
First Midwest Bancorp Inc.	5,478	187,019
Old National Bancorp	8,223	185,840
Hyperion Solutions Corp.[1]	4,476	185,530
AmerUs Group Co.	4,592	185,287
Avocent Corp.[1]	5,025	184,870
Hunt (J.B.) Transport Services Inc.[1]	6,559	184,767
Silicon Laboratories Inc.[1]	3,493	184,710
Performance Food Group Co.[1]	5,371	184,494
Hughes Supply Inc.	3,516	184,238
FMC Technologies Inc.[1]	6,793	183,615
Tidewater Inc.	6,526	183,576
Brink’s Co. (The)	6,644	183,242
Furniture Brands International Inc.	5,670	182,574
Alliance Gaming Corp.[1]	5,679	182,466
Grant Prideco Inc.[1]	11,768	182,404
AGCO Corp.[1]	8,799	182,227

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Toro Co.	2,929	$181,598
SL Green Realty Corp.	3,801	181,308
Jefferies Group Inc.	5,128	181,172
Greater Bay Bancorp	6,188	180,999
Apria Healthcare Group Inc.[1]	6,042	180,897
Camden Property Trust	4,020	180,699
Briggs & Stratton Corp.	2,653	178,998
Take-Two Interactive Software Inc.[1]	4,824	177,427
Plantronics Inc.[1]	4,840	177,192
Owens-Illinois Inc.[1]	12,626	177,017
AMETEK Inc.	6,898	176,865
Evergreen Resources Inc.[1]	5,140	176,559
Peabody Energy Corp.	3,793	176,412
Polo Ralph Lauren Corp.	5,134	175,994
Integrated Circuit Systems Inc.[1]	7,023	175,786
Crown Holdings Inc.[1]	18,841	175,598
RF Micro Devices Inc.[1]	20,755	175,587
Pediatrix Medical Group Inc.[1]	2,784	175,392
Raymond James Financial Inc.	7,053	175,267
Piedmont Natural Gas Co.	4,146	175,044
Duquesne Light Holdings Inc.	8,974	174,993
Vitesse Semiconductor Corp.[1]	24,668	174,896
Helmerich & Payne Inc.	6,098	174,708
Roper Industries Inc.	3,618	174,569
Citizens Banking Corp.	5,345	174,407
WGL Holdings Inc.	5,787	174,189
Pixar Inc.[1]	2,699	173,978
Radio One Inc. Class D1	9,333	172,661
Nationwide Health Properties Inc.	7,749	172,570
ResMed Inc.[1]	3,816	172,445
FMC Corp.[1]	4,022	172,222
MONY Group Inc. (The)[1]	5,471	172,008
Beazer Homes USA Inc.	1,623	171,892
INAMED Corp.[1]	3,220	171,562
Key Energy Services Inc.[1]	15,534	170,874
Acxiom Corp.	7,779	170,827
OSI Pharmaceuticals Inc.[1]	4,443	170,611
Alexander & Baldwin Inc.	5,156	170,560
American Eagle Outfitters Inc.[1]	6,325	170,522
Copart Inc.[1]	7,844	170,450
Energen Corp.	4,128	170,280
Highwoods Properties Inc.	6,490	170,103
Trustmark Corp.	5,844	170,060
Couer d’Alene Mines Corp.[1]	24,254	169,778
American Greetings Corp. Class A1	7,441	169,432
International Speedway Corp. Class A	3,599	169,153
Kennametal Inc.	4,094	168,959
First Bancorp	4,055	168,688
Barnes & Noble Inc.[1]	5,167	168,444
Scotts Co. (The) Class A1	2,618	167,945
Pharmaceutical Product Development Inc.[1]	5,632	167,777
Community Health Systems Inc.[1]	6,026	167,704
Onyx Pharmaceuticals Inc.[1]	4,143	167,626
Western Wireless Corp. Class A1	7,148	167,049
National Instruments Corp.	5,302	166,801
NII Holdings Inc. Class B1	4,758	166,673
Martek Biosciences Corp.[1]	2,923	166,611
Arch Coal Inc.	5,299	166,336
Novastar Financial Inc.	2,516	165,930
Hovnanian Enterprises Inc. Class A1	3,844	165,869
International Bancshares Corp.	3,136	165,675
Tom Brown Inc.[1]	4,388	164,989
Trizec Properties Inc.	9,619	164,966
Corn Products International Inc.	4,122	164,880
Wiley (John) & Sons Inc. Class A	5,473	163,807
Extended Stay America Inc.	8,453	163,735
Macromedia Inc.[1]	8,142	163,410
ITT Educational Services Inc.[1]	5,236	163,363
Pacific Capital Bancorp	4,105	162,845
Metro-Goldwyn-Mayer Inc.[1]	9,345	162,603
Yellow Roadway Corp.[1]	4,826	162,491
Semtech Corp.[1]	7,114	162,413
Akamai Technologies Inc.[1]	12,330	162,016
Cytec Industries Inc.	4,542	161,559
Ethan Allen Interiors Inc.	3,915	161,533
Joy Global Inc.	5,745	161,262
Medicines Co. (The)[1]	5,003	161,147
Westar Energy Inc.	7,682	161,015
Gemstar-TV Guide International Inc.[1]	23,965	160,805
Avid Technology Inc.[1]	3,484	160,717
Crescent Real Estate Equities Co.	8,934	160,544

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
University of Phoenix Online[1]	1,841	$160,204
Cymer Inc.[1]	4,143	159,961
Amkor Technology Inc.[1]	10,927	159,862
Cooper Tire & Rubber Co.	7,914	159,467
Sonic Corp.[1]	4,646	159,265
Massey Energy Co.	7,198	158,860
St. Joe Company (The)	3,900	158,691
New Century Financial Corp.	3,262	158,403
Harte-Hanks Inc.	6,749	158,062
Phoenix Companies Inc.	11,772	157,863
Worthington Industries Inc.	8,234	157,846
East West Bancorp Inc.	2,817	157,752
Pep Boys-Manny, Moe & Jack Inc.	5,671	157,370
W Holding Co. Inc.	8,395	156,903
Dycom Industries Inc.[1]	5,913	156,813
M.D.C. Holdings Inc.	2,225	156,661
Packaging Corporation of America	6,926	156,251
Mercury General Corp.	3,126	156,081
Imation Corp.	4,146	155,973
Staten Island Bancorp Inc.	6,250	155,500
McClatchy Co. (The) Class A	2,183	155,080
Lafarge North America Inc.	3,811	154,917
CMS Energy Corp.[1]	17,242	154,316
Florida Rock Industries Inc.	3,659	154,227
Henry (Jack) & Associates Inc.	8,007	154,215
United Stationers Inc.[1]	3,662	154,170
Goodyear Tire & Rubber Co. (The)[1]	18,008	153,788
Benchmark Electronics Inc.[1]	4,880	153,622
Nektar Therapeutics[1]	7,109	153,412
AptarGroup Inc.	3,995	153,408
Cathay General Bancorp	2,329	153,295
Cerner Corp.[1]	3,386	153,013
Visteon Corp.	15,987	152,996
Park National Corp.	1,348	152,728
CBL & Associates Properties Inc.	2,484	152,369
ArvinMeritor Inc.	7,660	151,898
KEMET Corp.[1]	10,577	151,674
P.F. Chang’s China Bistro Inc.[1]	3,007	151,282
Ascential Software Corp.[1]	6,865	150,481
Corrections Corp. of America[1]	4,222	150,303
Erie Indemnity Co. Class A	3,114	150,282
CACI International Inc. Class A1	3,491	150,113
Perrigo Co.	7,484	150,054
Home Properties Inc.	3,674	149,715
Valassis Communications Inc.[1]	4,907	149,173
Airgas Inc.	7,000	149,100
Atmos Energy Corp.	5,820	148,817
Ask Jeeves Inc.[1]	4,160	148,637
Sylvan Learning Systems Inc.[1]	4,233	148,621
Hot Topic Inc.[1]	5,611	148,411
OmniVision Technologies Inc.[1]	5,432	148,348
DoubleClick Inc.[1]	13,186	148,342
Diamond Offshore Drilling Inc.	6,130	148,285
Flir Systems Inc.[1]	3,889	148,249
Washington Real Estate Investment Trust	4,565	148,134
Strayer Education Inc.	1,265	147,967
GrafTech International Ltd.[1]	9,885	147,781
Callaway Golf Co.	7,761	147,304
Idex Corp.	3,387	147,267
Charter Communications Inc. Class A1	31,259	147,230
Regency Centers Corp.	3,144	146,919
Ligand Pharmaceuticals Inc. Class B1	7,292	146,569
Global Payments Inc.	3,244	146,240
CEC Entertainment Inc.[1]	4,211	146,104
Prentiss Properties Trust	3,957	146,013
Varian Semiconductor Equipment Associates Inc.[1]	3,454	145,068
Tularik Inc.[1]	5,909	145,066
PepsiAmericas Inc.	7,073	144,431
Urban Outfitters Inc.[1]	3,005	144,420
Alexandria Real Estate Equities Inc.	2,288	144,144
Cousins Properties Inc.	4,389	143,915
Varian Inc.[1]	3,577	143,688
MAF Bancorp Inc.	3,296	143,244
Arbitron Inc.[1]	3,556	143,165
Universal Corp.	2,813	142,957
Dillards Inc. Class A	7,456	142,857
LifePoint Hospitals Inc.[1]	4,415	142,781
Mentor Graphics Corp.[1]	7,996	142,489
People’s Bank	3,060	142,259
Cimarex Energy Co.[1]	4,920	142,188

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
La Quinta Corp.[1]	18,779	$141,594
Commercial Federal Corp.	5,109	141,008
Abgenix Inc.[1]	10,601	140,887
Bob Evans Farms Inc.	4,342	140,854
La-Z-Boy Inc.	6,469	140,765
IDACORP Inc.	4,693	140,321
ADTRAN Inc.	4,657	139,850
Invacare Corp.	3,087	139,347
Essex Property Trust Inc.	2,121	138,925
Hilb, Rogal & Hamilton Co.	3,637	138,570
BlackRock Inc.	2,262	138,367
Olin Corp.	7,751	138,355
Community First Bankshares Inc.	4,294	138,009
United Bancshares Inc.	4,519	137,830
Downey Financial Corp.	2,605	137,804
Amphenol Corp. Class A1	4,616	137,095
Quiksilver Inc.[1]	6,251	136,584
Chittenden Corp.	4,127	136,191
PNM Resources Inc.	4,520	135,826
Gateway Inc.[1]	25,595	135,142
Mentor Corp.	4,489	135,119
SkyWest Inc.	7,010	134,872
Waste Connections Inc.[1]	3,369	134,086
Timberland Co. Class A1	2,250	133,763
Electronics For Imaging Inc.[1]	5,440	133,661
Taubman Centers Inc.	5,303	133,477
Forest Oil Corp.[1]	5,285	133,446
Mueller Industries Inc.	3,924	133,377
CLARCOR Inc.	3,017	133,201
Readers Digest Association Inc. (The)	9,458	133,169
Axcelis Technologies Inc.[1]	11,924	132,595
Landstar System Inc.[1]	3,237	132,523
IDT Corp.[1]	6,664	132,414
Crown Castle International Corp.[1]	10,461	132,122
Tetra Tech Inc.[1]	6,139	131,743
Timken Co. (The)	5,671	131,737
Panera Bread Co. Class A1	3,374	131,316
Loews Corporation - Carolina Group	4,800	131,280
Pennsylvania Real Estate Investment Trust	3,484	131,207
Cognex Corp.	3,939	130,972
Tractor Supply Co.[1]	3,382	130,951
Dynegy Inc. Class A1	33,051	130,882
Southwest Bancorp of Texas Inc.	3,465	130,734
Blyth Inc.	3,993	130,451
Stone Energy Corp.[1]	2,637	130,426
Commerce Group Inc.	2,717	130,416
Media General Inc. Class A	1,932	129,985
VCA Antech Inc.[1]	3,642	129,764
EarthLink Inc.[1]	14,624	129,569
Ohio Casualty Corp.[1]	6,462	129,175
Black Hills Corp.	4,049	129,042
Trimble Navigation Ltd.[1]	5,614	128,729
AMERIGROUP Corp.[1]	2,814	128,600
SCP Pool Corp.[1]	3,451	128,584
Lancaster Colony Corp.	3,172	128,149
CNET Networks Inc.[1]	12,381	127,896
Banta Corp.	2,761	127,807
New Jersey Resources Corp.	3,367	127,273
CharterMac	5,136	127,270
Emmis Communications Corp.[1]	5,328	126,860
First Niagara Financial Group Inc.	9,285	126,740
Tesoro Petroleum Corp.[1]	6,741	126,663
Vicuron Pharmaceuticals Inc.[1]	5,563	126,558
Southern Union Co.[1]	6,673	126,453
Eagle Materials Inc.	2,145	126,233
American Axle & Manufacturing Holdings Inc.[1]	3,407	125,548
Potlatch Corp.	3,075	125,306
Premcor Inc.[1]	4,043	125,212
Delphi Financial Group Inc. Class A	2,977	125,094
LNR Property Corp.	2,335	124,993
Westport Resources Corp.[1]	3,787	124,933
FNB Corp. (Florida)	5,644	124,732
Susquehanna Bancshares Inc.	4,862	124,613
Piper Jaffray Companies Inc.[1]	2,286	123,787
MPS Group Inc.[1]	11,131	123,777
Applera Corp. - Celera Genomics Group[1]	8,478	123,016
PETCO Animal Supplies Inc.[1]	4,353	122,668
Sybron Dental Specialties Inc.[1]	4,501	122,652
UnitedGlobalCom Inc. Class A1	14,415	122,383
Unit Corporation[1]	4,452	122,074

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Maverick Tube Corp.[1]	5,144	$121,141
Silicon Storage Technology Inc.[1]	9,326	120,678
Gables Residential Trust	3,329	120,676
Flowserve Corp.[1]	5,751	120,483
Lexar Media Inc.[1]	7,259	120,209
InfoSpace Inc.[1]	3,091	120,147
Nextel Partners Inc. Class A1	9,451	119,650
Telik Inc.[1]	4,434	119,009
99 Cents Only Stores[1]	4,873	118,999
Thomas & Betts Corp.	5,442	118,744
Hecla Mining Co.[1]	14,114	118,699
Wolverine World Wide Inc.	4,915	118,599
Newcastle Investment Corp.	3,513	118,388
Capital Automotive	3,352	118,359
Kellwood Co.	3,005	117,946
Wynn Resorts Ltd.[1]	3,369	117,915
TrustCo Bank Corp. NY	8,745	117,708
Kroll Inc.[1]	4,382	117,657
Millennium Chemicals Inc.	7,867	117,533
Reinsurance Group of America Inc.	2,860	117,174
Acuity Brands Inc.	4,904	117,108
Perot Systems Corp. Class A1	8,804	117,093
Kronos Inc.[1]	3,587	116,685
TriQuint Semiconductor Inc.[1]	15,955	116,472
Hercules Inc.[1]	10,142	116,430
Thor Industries Inc.	4,334	116,411
Unova Inc.[1]	5,381	116,283
Texas Regional Bancshares Inc. Class A	2,729	116,119
Bio-Rad Laboratories Inc. Class A1	2,057	115,953
Alkermes Inc.[1]	7,251	115,943
American Financial Group Inc.	3,879	115,711
American National Insurance Co.	1,291	115,532
Minerals Technologies Inc.	2,023	115,513
Tootsie Roll Industries Inc.	3,153	115,268
USF Corp.	3,368	115,253
Nordson Corp.	3,075	115,189
R&G Financial Corp. Class B	3,331	115,053
Brandywine Realty Trust	3,766	115,051
Trinity Industries Inc.	4,128	114,758
CAL Dive International Inc.[1]	4,427	114,349
InterDigital Communications Corp.[1]	6,536	114,249
Fred’s Inc.	4,688	113,778
Tupperware Corp.	6,348	113,058
Adaptec Inc.[1]	12,903	113,030
Matthews International Corp. Class A	3,403	112,980
Payless ShoeSource Inc.[1]	8,079	112,783
F5 Networks Inc.[1]	3,330	112,720
Silicon Valley Bancshares[1]	3,474	112,697
Federal Signal Corp.	5,677	112,688
Parametric Technology Corp.[1]	24,870	112,412
Steel Dynamics Inc.[1]	4,534	112,353
Gartner Inc. Class A1	9,638	112,283
Senior Housing Properties Trust	5,750	112,125
Philadelphia Consolidated Holding Corp.[1]	1,933	112,114
ILEX Oncology Inc.[1]	4,685	112,065
Wintrust Financial Corp.	2,304	112,044
Allegheny Technologies Inc.	9,233	111,719
GATX Corp.	5,024	111,382
Washington Group International Inc.[1]	3,042	111,368
Marvel Enterprises Inc.[1]	5,793	111,168
RSA Security Inc.[1]	5,914	111,124
CMGI Inc.[1]	45,355	111,120
Aquila Inc.[1]	23,547	110,906
Donnelley (R.H.) Corp.[1]	2,372	110,772
FileNET Corp.[1]	4,147	110,518
US Oncology Inc.[1]	7,466	110,347
Lincoln Electric Holding Inc.	3,919	110,320
Harland (John H.) Co.	3,536	110,040
ADVO Inc.	3,413	109,967
Jarden Corp.[1]	3,093	109,832
Avista Corp.	5,797	109,679
Ralcorp Holdings Inc.[1]	3,603	109,639
Brooks Automation Inc.[1]	5,209	109,285
Delta & Pine Land Co.	4,377	109,206
United Rentals Inc.[1]	6,131	108,948
Selective Insurance Group Inc.	3,095	108,542
Brookline Bancorp Inc.	6,795	108,380
Scientific Games Corp. Class A1	5,788	108,351
Kilroy Realty Corp.	3,045	108,097
AVX Corp.	6,549	107,993
Werner Enterprises Inc.	5,694	107,901

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Intergraph Corp.[1]	4,453	$107,674
Provident Financial Services Inc.	5,757	107,598
United Natural Foods Inc.[1]	2,234	107,433
Albemarle Corp.	3,695	107,155
MacDermid Inc.	3,045	107,154
NDCHealth Corp.	3,938	106,917
Airtran Holdings Inc.[1]	8,988	106,777
Moog Inc. Class A1	3,127	106,693
Rayovac Corp.[1]	3,701	105,849
American Home Mortgage Investment Corp.	3,675	105,840
Post Properties Inc.	3,670	105,696
Instinet Group Inc.[1]	14,992	105,694
Commercial Net Lease Realty Inc.	5,328	105,228
Sierra Pacific Resources[1]	14,218	105,213
Navigant Consulting Co.[1]	5,200	105,196
St. Mary Land & Exploration Co.	3,145	105,137
First Commonwealth Financial Corp.	7,113	105,130
Chemical Financial Corp.	2,928	105,027
Men’s Wearhouse Inc. (The)[1]	3,951	104,978
CSG Systems International Inc.[1]	6,108	104,935
Lattice Semiconductor Corp.[1]	12,002	104,777
Owens & Minor Inc.	4,141	104,767
Swift Transportation Co. Inc.[1]	6,098	104,703
Knight Trading Group Inc.[1]	8,254	104,496
LandAmerica Financial Group Inc.	2,308	104,460
Western Gas Resources Inc.	2,053	104,395
Nabi Biopharmaceuticals[1]	6,707	104,294
InVision Technologies Inc.[1]	2,097	104,158
UMB Financial Corp.	2,052	104,036
CommScope Inc.[1]	6,245	103,979
Cost Plus Inc.[1]	2,490	103,957
Southwestern Energy Co.[1]	4,305	103,837
Seacoast Financial Services Corp.	3,094	103,649
Cumulus Media Inc. Class A1	5,171	103,368
Waypoint Financial Corp.	3,849	103,230
Anixter International Inc.	3,650	103,112
Ferro Corp.	3,941	103,057
Commonwealth Telephone Enterprises Inc.[1]	2,505	102,730
Dionex Corp.[1]	1,942	102,538
Diagnostic Products Corp.	2,366	102,448
OM Group Inc.[1]	3,370	102,448
Align Technology Inc.[1]	5,388	102,426
Inveresk Research Group Inc.[1]	3,595	102,170
Transaction Systems Architects Inc. Class A1	4,406	101,955
Choice Hotels International Inc.	2,278	101,918
Great Lakes Chemical Corp.	4,267	101,768
Insight Enterprises Inc.[1]	5,282	101,678
AtheroGenics Inc.[1]	4,440	101,543
Jack in the Box Inc.[1]	4,063	101,453
Spinnaker Exploration Co.[1]	2,817	101,187
Entertainment Properties Trust	2,472	101,130
Republic Bancorp Inc.	7,190	101,091
Delta Air Lines Inc.	12,741	100,909
LTX Corp.[1]	6,673	100,762
Yankee Candle Co. Inc. (The)[1]	3,644	100,502
Watson Wyatt & Co. Holdings[1]	3,970	100,203
BankUnited Financial Corp. Class A1	3,369	100,059
Aeroflex Inc.[1]	7,430	100,008
Rare Hospitality International Inc.[1]	3,602	99,956
Engineered Support Systems Inc.	2,047	99,873
Penn National Gaming Inc.[1]	3,469	99,803
FirstFed Financial Corp.[1]	2,163	99,779
Actuant Corp. Class A1	2,543	99,762
Select Medical Corp.	5,971	99,716
WellChoice Inc.[1]	2,702	99,704
Sports Authority Inc. (The)[1]	2,486	99,639
Alleghany Corp.[1]	403	99,637
Black Box Corp.	1,859	99,624
Hancock Holding Co.	3,214	99,505
Total System Services Inc.	4,712	99,282
First National Bankshares of Florida	5,644	99,165
Shuffle Master Inc.[1]	2,133	99,163
Fuller (H.B.) Co.	3,476	98,857
Talbots Inc. (The)	2,762	98,824
Continental Airlines Inc. Class B1	7,881	98,749
Rogers Corp.[1]	1,850	98,735
Georgia Gulf Corp.	3,262	98,349
NPS Pharmaceuticals Inc.[1]	3,443	98,298
Reliance Steel & Aluminum Co.	2,796	98,279

SCHEDULES OF INVESTMENTS	23

3Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Hearst-Argyle Television Inc.	3,654	$98,256
Sierra Health Services Inc.[1]	2,698	98,207
Hollinger International Inc.	4,956	98,129
Scholastic Corp.[1]	3,599	98,073
Wind River Systems Inc.[1]	8,855	98,025
Lennox International Inc.	5,282	97,981
FactSet Research Systems Inc.	2,302	97,973
Jones Lang LaSalle Inc.[1]	3,810	97,955
Cleco Corp.	5,140	97,814
American Pharmaceutical Partners Inc.[1]	2,076	97,447
Endo Pharmaceuticals Holdings Inc.[1]	3,985	97,314
THQ Inc.[1]	4,805	97,205
Kansas City Southern Industries Inc.[1]	6,972	96,911
Northwest Natural Gas Co.	3,094	96,687
Flowers Foods Inc.	3,680	96,563
KV Pharmaceuticals Co.[1]	3,924	96,373
Macrovision Corp.[1]	5,140	96,015
Liberty Corp.	2,072	95,871
Headwaters Inc.[1]	3,721	95,332
ProAssurance Corp.[1]	2,722	95,270
MICROS Systems Inc.[1]	2,110	95,266
Microsemi Corp.[1]	6,960	95,213
Resources Connection Inc.[1]	2,157	95,165
Cabot Microelectronics Corp.[1]	2,251	95,082
American Management Systems Inc.[1]	4,945	94,944
S&T Bancorp Inc.	3,154	94,809
CONMED Corp.[1]	3,201	94,558
Openwave Systems Inc.[1]	7,075	94,381
Tekelec[1]	5,686	94,331
CVB Financial Corp.	4,541	94,271
Texas Industries Inc.	2,599	93,954
Argosy Gaming Co.[1]	2,640	93,852
eFunds Corp.[1]	5,718	93,775
Redwood Trust Inc.	1,502	93,379
Glimcher Realty Trust	3,443	93,305
Province Healthcare Co.[1]	5,855	93,095
Fossil Inc.[1]	2,791	93,080
Sterling Financial Corp. (Washington)[1]	2,523	93,074
Provident Bankshares Corp.	2,960	92,885
United Defense Industries Inc.[1]	2,921	92,859
Granite Construction Inc.	3,903	92,774
Manitowoc Co. Inc. (The)	3,134	92,704
Sonus Networks Inc.[1]	24,942	92,535
Trust Co. of New Jersey (The)	2,217	92,028
Charming Shoppes Inc.[1]	11,803	91,945
Keane Inc.[1]	5,827	91,717
SafeNet Inc.[1]	2,441	91,634
Eon Labs Inc.[1]	1,365	91,564
eResearch Technology Inc.[1]	3,259	91,415
First Citizens BancShares Inc. Class A	741	91,143
Coherent Inc.[1]	3,464	91,069
NetIQ Corp.[1]	6,514	90,935
Cox Radio Inc. Class A1	4,256	90,653
AMCORE Financial Inc.	3,040	90,562
Saxon Capital Inc.[1]	3,184	90,457
Investment Technology Group Inc.[1]	5,907	90,377
Micrel Inc.[1]	6,765	90,313
Flagstar Bancorp Inc.	3,520	90,288
Sensient Technologies Corp.	4,832	90,213
Cabot Oil & Gas Corp.	2,946	90,030
Southwest Gas Corp.	3,827	89,552
Vintage Petroleum Inc.	6,108	89,543
Curtiss-Wright Corp.	1,910	89,522
Superior Industries International Inc.	2,526	89,521
UniSource Energy Corp.	3,643	89,509
Cincinnati Bell Inc.[1]	21,988	89,491
Technitrol Inc.[1]	4,754	89,375
VISX Inc.[1]	4,568	89,167
Boyd Gaming Corp.	3,893	89,111
Too Inc.[1]	4,253	89,100
Exar Corp.[1]	4,810	88,985
WebEx Communications Inc.[1]	2,987	88,804
Chiquita Brands International Inc.[1]	4,255	88,717
Priority Healthcare Corp. Class B1	4,167	88,715
Corporate Office Properties Trust	3,540	88,500
Capitol Federal Financial	2,463	88,422
Kos Pharmaceuticals Inc.[1]	2,168	88,324
Seacor Holdings Inc.[1]	2,146	88,158
Crompton Corp.	13,789	87,974
Silicon Image Inc.[1]	8,539	87,952
PSS World Medical Inc.[1]	7,853	87,875
Plexus Corp.[1]	4,932	87,740

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Dick’s Sporting Goods Inc.[1]	1,508	$87,675
Simpson Manufacturing Co. Inc.[1]	1,790	87,621
Aztar Corp.[1]	3,571	87,525
Advanced Medical Optics Inc.[1]	3,587	87,523
Plains Exploration & Production Co.[1]	4,695	87,515
Winnebago Industries Inc.	2,806	87,463
Colonial Properties Trust	2,136	87,149
NetFlix Inc.[1]	2,548	86,938
Lexington Corp. Properties Trust	3,988	86,899
Ariba Inc.[1]	30,807	86,876
Commercial Metals Co.	2,728	86,860
PanAmSat Corp.[1]	3,536	86,561
Power Integrations Inc.[1]	2,948	86,465
Stewart Enterprises Inc. Class A1	11,885	86,404
Albany International Corp. Class A	3,213	86,398
United Online Inc.[1]	5,182	86,332
Advanced Digital Information Corp.[1]	7,553	85,953
ValueClick Inc.[1]	7,951	85,871
NBT Bancorp Inc.	3,815	85,837
Catalina Marketing Corp.[1]	4,417	85,646
BOK Financial Corp.[1]	2,085	85,485
Carpenter Technology Corp.	2,597	85,389
Christopher & Banks Corp.	4,033	85,137
Warnaco Group Inc. (The)[1]	4,233	85,041
Alpharma Inc. Class A	4,334	84,990
Credence Systems Corp.[1]	7,148	84,918
MB Financial Inc.	2,175	84,803
United Community Banks Inc.	2,369	84,431
RLI Corp.	2,181	84,187
Zoran Corp.[1]	4,849	84,179
Brady Corp. Class A	2,210	84,157
Littelfuse Inc.[1]	2,260	84,072
Harleysville National Corp.	3,013	83,852
Hollywood Entertainment Corp.[1]	6,176	83,747
Vertex Pharmaceuticals Inc.[1]	8,888	83,725
Aeropostale Inc.[1]	2,306	83,616
Wilson Greatbatch Technologies Inc.[1]	2,296	83,299
Kaydon Corp.	3,025	83,278
Ryan’s Family Steak Houses Inc.[1]	4,862	83,189
Genlyte Group Inc. (The)[1]	1,484	83,163
Six Flags Inc.[1]	10,590	83,132
ProQuest Co.[1]	2,849	83,105
National Health Investors Inc.	2,698	83,098
USEC Inc.	9,799	82,802
Columbia Sportswear Co.[1]	1,493	82,772
ATMI Inc.[1]	3,144	82,750
Veritas DGC Inc.[1]	3,986	82,510
Impax Laboratories Inc.[1]	3,682	82,366
Sycamore Networks Inc.[1]	20,167	82,281
PalmOne Inc.[1]	3,850	82,236
Magnum Hunter Resources Inc.[1]	8,106	82,195
Arrow International Inc.	2,740	81,899
Stillwater Mining Co.[1]	5,214	81,860
McDATA Corp. Class A1	11,622	81,819
El Paso Electric Co.[1]	5,909	81,781
Extreme Networks Inc.[1]	11,339	81,754
First Charter Corp.	3,878	81,632
FTI Consulting Inc.[1]	4,896	81,567
Baldor Electric Co.	3,547	81,510
CH Energy Group Inc.	1,660	81,489
Monaco Coach Corp.	3,033	81,284
CUNO Inc.[1]	1,811	81,278
Oceaneering International Inc.[1]	2,652	80,753
Champion Enterprises Inc.[1]	7,615	80,719
Grey Wolf Inc.[1]	19,495	80,709
Casey’s General Store Inc.	4,853	80,560
Enzon Pharmaceuticals Inc.[1]	5,220	80,545
BankAtlantic Bancorp Inc. Class A	4,748	80,526
Quanex Corp.	1,895	80,519
Jacuzzi Brands Inc.[1]	8,572	80,405
Finish Line Inc. (The)[1]	2,170	80,247
Otter Tail Corp.	3,037	80,238
Westcorp Inc.	1,819	80,163
Checkpoint Systems Inc.[1]	4,236	80,060
Harmonic Inc.[1]	8,265	79,757
National Penn Bancshares Inc.	2,529	79,739
MFA Mortgage Investments Inc.	7,891	79,699
Medarex Inc.[1]	8,879	79,645
Ruddick Corp.	3,935	79,644
DSP Group Inc.[1]	3,089	79,480
Boston Private Financial Holdings Inc.	2,835	79,380
Heartland Express Inc.	3,483	79,343

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
ABM Industries Inc.	4,420	$79,339
Entegris Inc.[1]	6,264	79,302
Imagistics International Inc.[1]	1,800	79,290
Internet Security Systems Inc.[1]	4,491	79,221
Sola International Inc.[1]	3,399	79,027
Regal Entertainment Group Class A	3,593	78,974
Brown Shoe Co. Inc.	2,166	78,907
Power-One Inc.[1]	7,109	78,626
Dime Community Bancshares	3,856	78,470
Price Communications Corp.[1]	4,997	78,403
USG Corp.[1]	4,473	78,233
Therasense Inc.[1]	2,893	77,995
NeighborCare Inc.[1]	3,208	77,794
RAIT Investment Trust	2,632	77,776
Corvis Corp.[1]	40,464	77,691
Veeco Instruments Inc.[1]	2,761	77,446
Interactive Data Corp.[1]	4,355	77,432
IHOP Corp.	2,248	77,421
Sun Communities Inc.	1,808	77,419
Armor Holdings Inc.[1]	2,336	77,322
EastGroup Properties Inc.	2,178	77,319
MSC Industrial Direct Co. Inc. Class A	2,580	77,271
American Italian Pasta Co. Class A	1,935	77,265
Tecumseh Products Co. Class A	1,834	77,211
WMS Industries Inc.[1]	2,488	77,128
Symyx Technologies Inc.[1]	2,685	76,898
G&K Services Inc. Class A	2,065	76,859
Harbor Florida Bancshares Inc.	2,653	76,778
Hutchinson Technology Inc.[1]	2,729	76,576
Lin TV Corp. Class A1	3,216	76,573
Viasys Healthcare Inc.[1]	3,369	76,207
Beverly Enterprises Inc.[1]	11,884	76,058
TIBCO Software Inc.[1]	9,307	76,038
Borland Software Corp.[1]	8,372	76,018
Kirby Corp.[1]	2,248	75,960
Heritage Property Investment Trust Inc.	2,438	75,822
Landry’s Restaurants Inc.	2,541	75,798
Alaska Air Group Inc.[1]	3,071	75,731
Ionics Inc.[1]	2,660	75,544
Stewart Information Services Corp.	1,919	75,417
Blockbuster Inc.	4,305	75,337
Helix Technology Corp.	3,104	75,272
Grey Global Group Inc.	109	75,210
Mid-America Apartment Communities Inc.	2,024	75,151
Cash America International Inc.	3,260	75,143
Hudson River Bancorp Inc.	3,644	75,066
Hanover Compressor Co.[1]	6,202	74,982
Advanced Neuromodulation Systems Inc.[1]	2,072	74,778
Integrated Silicon Solution Inc.[1]	4,214	74,756
JLG Industries Inc.	5,221	74,660
Sonic Automotive Inc.	2,980	74,649
Electro Scientific Industries Inc.[1]	3,168	74,575
Meritage Corp.[1]	1,000	74,250
Handleman Co.	3,101	74,238
Range Resources Corp.	6,103	74,029
CNA Financial Corp.[1]	2,685	73,999
Oxford Industries Inc.	1,602	73,996
DRS Technologies Inc.[1]	2,644	73,979
Shaw Group Inc. (The)[1]	6,800	73,712
Websense Inc.[1]	2,487	73,640
K-Swiss Inc. Class A	3,007	73,581
IDX Systems Corp.[1]	2,123	73,456
Manhattan Associates Inc.[1]	2,642	73,448
City Holding Co.	2,139	73,368
CARBO Ceramics Inc.	1,161	73,085
Progress Software Corp.[1]	3,044	73,026
Modine Manufacturing Co.	2,797	72,890
Houston Exploration Co.[1]	1,629	72,865
Keystone Property Trust	2,997	72,857
Schulman (A.) Inc.	3,704	72,784
EGL Inc.[1]	4,051	72,756
Newport Corp.[1]	4,348	72,699
CSK Auto Corp.[1]	4,013	72,675
Teledyne Technologies Inc.[1]	3,871	72,388
Digital River Inc.[1]	3,091	72,360
Arch Chemicals Inc.	2,561	72,297
Anworth Mortgage Asset Corp.	5,178	72,285
American Healthways Inc.[1]	2,955	72,161
Northwest Airlines Corp.[1]	7,126	72,044
Kulicke & Soffa Industries Inc.[1]	6,146	72,031

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Journal Register Co.[1]	3,442	$71,938
Longs Drug Stores Corp.	3,817	71,874
MKS Instruments Inc.[1]	2,985	71,670
Student Loan Corp.	462	71,615
InterVoice-Brite Inc.[1]	4,245	71,613
MTS Systems Corp.	2,587	71,582
Corus Bankshares Inc.	1,775	71,515
Connetics Corp.[1]	3,224	71,476
Kindred Healthcare Inc.[1]	1,421	71,476
Digital Insight Corp.[1]	3,446	71,401
Advent Software Inc.[1]	3,814	71,322
First Financial Bankshares Inc.	1,775	71,124
Denbury Resources Inc.[1]	4,208	70,947
Dollar Thrifty Automotive Group Inc.[1]	2,804	70,857
Southern Peru Copper Corp.	1,747	70,666
Umpqua Holdings Corp.	3,500	70,665
UICI[1]	4,778	70,523
Thoratec Corp.[1]	5,645	70,506
Gray Television Inc.	4,822	70,498
AmSurg Corp.[1]	3,104	70,481
Pinnacle Systems Inc.[1]	7,805	70,479
Horace Mann Educators Corp.	4,470	70,268
Connecticut Bankshares Inc.	1,352	70,250
Stage Stores Inc.[1]	1,810	70,029
ANSYS Inc.[1]	1,760	69,942
Winn-Dixie Stores Inc.	9,196	69,890
Summit Properties Inc.	2,930	69,881
Central Garden & Pet Co.[1]	1,936	69,696
Longview Fibre Co.	6,238	69,616
Photon Dynamics Inc.[1]	2,132	69,567
Net.B@nk Inc.	5,693	69,512
CONSOL Energy Inc.	2,588	69,358
Overseas Shipholding Group Inc.	1,900	69,350
Spartech Corp.	2,784	69,322
Incyte Corp.[1]	8,319	69,131
LaBranche & Co. Inc.	6,144	68,874
Inter-Tel Inc.	2,286	68,717
First Financial Bancorp	3,713	68,690
Bowne & Co. Inc.	4,014	68,639
Laclede Group Inc. (The)	2,261	68,508
Wesco Financial Corp.	177	68,499
Mindspeed Technologies Inc.[1]	10,479	68,428
Alabama National Bancorp	1,232	68,401
Secure Computing Corp.[1]	4,178	68,310
Priceline.com Inc.[1]	2,529	68,182
Cleveland-Cliffs Inc.[1]	1,040	68,047
Bandag Inc.	1,367	68,036
United States Cellular Corp.[1]	1,757	67,908
MCG Capital Corp.	3,357	67,778
AK Steel Holding Corp.[1]	11,545	67,769
Group 1 Automotive Inc.[1]	1,872	67,766
WD-40 Co.	1,936	67,760
Anthracite Capital Inc.	5,322	67,749
Quest Software Inc.[1]	4,141	67,705
Primus Telecommunications Group Inc.[1]	8,040	67,616
CIBER Inc.[1]	6,144	67,584
Brookfield Homes Corp.	1,920	67,373
Spherion Corp.[1]	6,581	67,324
Adolor Corp.[1]	4,479	67,319
Arkansas Best Corp.	2,512	67,296
ElkCorp	2,484	67,292
School Specialty Inc.[1]	1,888	67,156
Woodward Governor Co.	1,053	67,118
Steelcase Inc. Class A	5,161	67,093
Sovran Self Storage Inc.	1,605	67,041
Comstock Resources Inc.[1]	3,371	66,982
Odyssey Healthcare Inc.[1]	3,545	66,823
Pilgrim’s Pride Corp.	2,976	66,752
American Medical Systems Holdings Inc.[1]	2,515	66,647
Tetra Technologies Inc.[1]	2,550	66,632
Arris Group Inc.[1]	7,240	66,608
Transmeta Corp.[1]	16,800	66,528
Labor Ready Inc.[1]	4,916	66,464
Wabash National Corp.[1]	2,816	66,458
Mid-State Bancshares	2,808	66,409
Salix Pharmaceuticals Ltd.[1]	2,285	66,311
Harleysville Group Inc.	3,558	66,250
Knight Transportation Inc.[1]	2,762	66,233
Wausau-Mosinee Paper Corp.	4,698	66,195
Equity One Inc.	3,441	66,136

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
MAXIMUS Inc.[1]	1,888	$66,080
Mine Safety Appliances Co.	2,329	66,050
Ventana Medical Systems Inc.[1]	1,610	65,946
PS Business Parks Inc.	1,421	65,863
Anchor BanCorp Wisconsin Inc.	2,577	65,842
Independent Bank Corp. (Michigan)	2,362	65,805
Texas Genco Holdings Inc.	1,838	65,709
Hewitt Associates Inc. Class A1	2,051	65,653
ESCO Technologies Inc.[1]	1,422	65,583
Pixelworks Inc.[1]	3,812	65,300
Centene Corp.[1]	2,133	65,248
Unizan Financial Corp.	2,625	65,179
Select Comfort Corp.[1]	2,362	65,168
Cornerstone Realty Income Trust Inc.	6,969	65,160
Sandy Spring Bancorp Inc.	1,796	65,159
Mercury Computer Systems Inc.[1]	2,544	64,872
Florida East Coast Industries Inc.	1,808	64,763
Esterline Technologies Corp.[1]	2,606	64,759
Aaron Rents Inc.	2,601	64,739
Nu Skin Enterprises Inc. Class A	3,207	64,621
Sotheby’s Holdings Inc. Class A1	5,024	64,558
MicroStrategy Inc. Class A1	1,211	64,546
Ocular Sciences Inc.[1]	2,214	64,538
M/I Schottenstein Homes Inc.	1,365	64,537
Frontier Financial Corp.	1,876	64,516
UIL Holdings Corp.	1,339	64,500
PolyOne Corp.[1]	9,671	64,312
TierOne Corp.	2,727	64,057
S1 Corp.[1]	8,398	63,825
MGE Energy Inc.	2,065	63,705
Community Bank System Inc.	1,376	63,681
United Surgical Partners International Inc.[1]	1,874	63,604
Integra LifeSciences Holdings Corp.[1]	2,077	63,598
TBC Corp.[1]	2,164	63,557
WesBanco Inc.	2,092	63,492
Gold Bancorp Inc.	3,887	63,358
EMCOR Group Inc.[1]	1,724	63,271
FuelCell Energy Inc.[1]	4,665	63,257
CoStar Group Inc.[1]	1,714	63,229
Sunrise Senior Living Inc.[1]	1,762	63,168
Informatica Corp.[1]	7,346	63,102
Orbital Sciences Corp.[1]	5,031	63,038
Cirrus Logic Inc.[1]	8,312	63,005
Alliance Data Systems Corp.[1]	1,876	62,940
BARRA Inc.	1,797	62,877
Wright Medical Group Inc.[1]	2,043	62,720
Kelly Services Inc. Class A	2,118	62,714
Roto-Rooter Inc.	1,240	62,682
Viasat Inc.[1]	2,510	62,449
Glacier Bancorp Inc.	1,936	62,436
Anteon International Corp.[1]	2,152	62,171
Enterasys Networks Inc.[1]	24,571	62,165
Cyberonics Inc.[1]	2,593	62,128
Bright Horizons Family Solutions Inc.[1]	1,317	62,110
Watsco Inc.	2,141	62,089
PolyMedica Corp.	2,315	62,088
Epicor Software Corp.[1]	4,676	62,051
Cambrex Corp.	2,305	62,004
Sterling Financial Corp. (Pennsylvania)	2,408	61,910
PFF Bancorp Inc.	1,621	61,809
Frontier Oil Corp.	3,183	61,687
FEI Co.[1]	2,821	61,639
Nuevo Energy Co.[1]	1,888	61,473
Gardner Denver Inc.[1]	2,267	61,390
InterMune Inc.[1]	3,147	61,304
Griffon Corp.[1]	2,837	61,279
Photronics Inc.[1]	3,453	61,256
Multimedia Games Inc.[1]	2,474	61,207
Mykrolis Corp.[1]	4,287	61,133
Quantum Corp.[1]	16,521	61,128
Alfa Corp.	4,489	61,095
Actel Corp.[1]	2,699	61,078
Universal Compression Holdings Inc.[1]	1,856	61,062
Nuveen Investments Inc. Class A	2,182	60,791
C-COR.net Corp.[1]	4,334	60,763
Silicon Graphics Inc.[1]	23,918	60,752
Gymboree Corp.[1]	3,622	60,741
Haemonetics Corp.[1]	1,929	60,667
Global Imaging Systems Inc.[1]	1,822	60,527
deCODE genetics Inc.[1]	5,704	60,462
South Jersey Industries Inc.	1,474	60,301

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Empire District Electric Co. (The)	2,659	$60,226
Tenneco Automotive Inc.[1]	4,734	60,074
Possis Medical Inc.[1]	2,131	59,945
Pacer International Inc.[1]	2,718	59,905
Genta Inc.[1]	5,697	59,818
Financial Federal Corp.[1]	1,788	59,773
Interstate Bakeries Corp.	5,250	59,692
Transkaryotic Therapies Inc.[1]	3,475	59,631
Sterling Bancshares Inc.	4,428	59,291
Genesco Inc.[1]	2,552	59,155
Sapient Corp.[1]	9,809	59,148
AMLI Residential Properties Trust	2,092	59,099
Koger Equity Inc.	2,516	59,051
Ultratech Inc.[1]	2,532	59,021
WFS Financial Inc.	1,360	58,915
FelCor Lodging Trust Inc.[1]	5,652	58,894
Merit Medical Systems Inc.[1]	2,720	58,861
Genesis Microchip Inc.[1]	3,504	58,727
Quanta Services Inc.[1]	8,269	58,545
LaSalle Hotel Properties	2,478	58,481
Berry Petroleum Co. Class A	2,140	58,379
Oriental Financial Group Inc.	1,831	58,317
Triumph Group Inc.[1]	1,760	58,168
Atrix Laboratories Inc.[1]	2,273	57,961
Universal Forest Products Inc.	1,876	57,893
Manufactured Home Communities Inc.	1,640	57,892
Noven Pharmaceuticals Inc.[1]	2,692	57,797
Korn/Ferry International[1]	3,600	57,600
Lone Star Technologies Inc.[1]	3,257	57,551
Silgan Holdings Inc.[1]	1,257	57,483
Dendrite International Inc.[1]	3,575	57,200
Schweitzer-Mauduit International Inc.	1,768	57,106
Wabtec Corp.	4,010	57,102
Tuesday Morning Corp.[1]	1,657	57,100
Getty Realty Corp.	2,148	57,072
Swift Energy Co.[1]	3,025	57,021
Guitar Center Inc.[1]	1,532	56,898
Parkway Properties Inc.	1,216	56,848
Intuitive Surgical Inc.[1]	3,343	56,831
Nautilus Group Inc. (The)	3,602	56,731
Powerwave Technologies Inc.[1]	7,238	56,456
Penn Virginia Corp.	925	56,055
Belden Inc.	2,951	55,980
Identix Inc.[1]	9,686	55,975
Hain Celestial Group Inc.[1]	2,533	55,954
Phillips-Van Heusen Corp.	3,022	55,907
Tredegar Corp.	3,820	55,887
Rollins Inc.	2,168	55,869
First Community Bancorp	1,494	55,861
CIMA Labs Inc.[1]	1,775	55,788
Smith (A.O.) Corp.	1,927	55,787
Harvest Natural Resources Inc.[1]	3,813	55,708
KCS Energy Inc.[1]	5,202	55,661
Hawthorne Financial Corp.[1]	1,263	55,559
Ditech Communications Corp.[1]	3,332	55,544
West Corp.[1]	2,228	55,477
ScanSource Inc.[1]	1,157	55,467
Aspect Communications Corp.[1]	3,538	55,440
Sinclair Broadcast Group Inc. Class A1	4,432	55,400
Fidelity Bankshares Inc.	1,510	55,341
Bank Mutual Corp.	4,941	55,293
SERENA Software Inc.[1]	2,713	55,210
Superior Energy Services Inc.[1]	5,467	55,107
Pharmacopeia Inc.[1]	2,736	55,048
Encysive Pharmaceuticals Inc.[1]	5,337	54,864
Quicksilver Resources Inc.[1]	1,413	54,768
Jo-Ann Stores Inc.[1]	1,949	54,669
PAREXEL International Corp.[1]	3,056	54,611
Petroleum Development Corp.[1]	1,902	54,492
Chicago Mercantile Exchange Holdings Inc.	563	54,465
Regal-Beloit Corp.	2,724	54,426
West Pharmaceutical Services Inc.	1,454	54,380
E.piphany Inc.[1]	7,518	54,280
Magma Design Automation Inc.[1]	2,595	54,261
Eclipsys Corp.[1]	4,024	54,244
ArthroCare Corp.[1]	2,340	54,077
Park Electrochemical Corp.	2,119	53,611
RealNetworks Inc.[1]	8,935	53,610
First Merchants Corp.	2,229	53,607
Komag Inc.[1]	2,908	53,507
Discovery Laboratories Inc.[1]	4,373	53,307

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[1]	3,922	$53,261
Cray Inc.[1]	8,010	53,106
eSpeed, Inc.[1]	2,533	53,092
ESS Technology Inc.[1]	3,618	53,040
Community Trust Bancorp Inc.	1,607	53,031
Enzo Biochem Inc.[1]	3,144	52,913
URS Corp.[1]	1,836	52,840
Stride Rite Corp.	4,969	52,721
Central Pacific Financial Corp.	1,768	52,669
Safeguard Scientifics Inc.[1]	14,145	52,619
NCO Group Inc.[1]	2,251	52,606
CKE Restaurant Inc.[1]	5,308	52,549
Kyphon Inc.[1]	2,194	52,459
Methode Electronics Inc.	4,055	52,309
Sohu.com Inc.[1]	2,100	52,269
United Community Financial Corp.	4,007	52,211
U.S. Restaurant Properties Inc.	2,780	52,097
K2 Inc.[1]	3,246	52,033
Newpark Resources Inc.[1]	9,999	51,995
CTS Corp.	3,982	51,925
Aviall Inc.[1]	3,415	51,908
Schnitzer Steel Industries Inc. Class A	1,617	51,841
AMC Entertainment Inc.[1]	3,372	51,760
WCI Communities Inc.[1]	2,062	51,612
Steak n Shake Company (The)[1]	2,679	51,571
REMEC Inc.[1]	6,761	51,384
Speedway Motorsports Inc.	1,694	51,345
Vignette Corp.[1]	24,788	51,311
Movie Gallery Inc.	2,619	51,306
Russell Corp.	2,798	51,091
Applied Industrial Technologies Inc.	2,246	51,029
Manugistics Group Inc.[1]	7,441	50,971
Franklin Electric Co. Inc.	799	50,880
First Financial Holdings Inc.	1,702	50,873
NCI Building Systems Inc.[1]	2,166	50,814
Serologicals Corp.[1]	2,484	50,674
Alexion Pharmaceuticals Inc.[1]	2,131	50,633
First Republic Bank	1,313	50,629
Argonaut Group Inc.[1]	2,660	50,620
Cable Design Technologies Corp.[1]	5,338	50,604
Golden Telecom Inc.	1,487	50,603
SonicWALL Inc.[1]	5,650	50,398
First Sentinel Bancorp Inc.	2,378	50,295
Greif Inc. Class A	1,437	50,209
Lone Star Steakhouse & Saloon Inc.	1,715	50,061
California Water Service Group	1,768	50,017
IBERIABANK Corp.	849	49,964
First Financial Corp.	1,704	49,944
SuperGen Inc.[1]	3,895	49,856
Mediacom Communications Corp.[1]	6,213	49,828
Offshore Logistics Inc.[1]	2,159	49,765
BioMarin Pharmaceutical Inc.[1]	6,615	49,745
Suffolk Bancorp	1,449	49,628
Electronics Boutique Holdings Corp.[1]	1,684	49,442
Myriad Genetics Inc.[1]	3,047	49,422
Local Financial Corp.[1]	2,267	49,421
Fleetwood Enterprises Inc.[1]	4,020	49,366
United Auto Group Inc.	1,800	49,248
Arctic Cat Inc.	1,931	49,221
Lance Inc.	3,001	49,186
Consolidated Graphics Inc.[1]	1,277	49,101
Boca Resorts Inc. Class A1	2,813	49,087
Global Industries Ltd.[1]	8,384	49,046
Gaylord Entertainment Co.[1]	1,587	49,038
Simmons First National Corp. Class A	1,776	48,929
webMethods Inc.[1]	5,201	48,889
Tanger Factory Outlet Centers Inc.	1,078	48,855
Insight Communications Co. Inc.[1]	4,880	48,800
Cell Genesys Inc.[1]	4,050	48,762
Datascope Corp.	1,387	48,739
United Therapeutics Inc.[1]	2,042	48,661
Plains Resource Inc.[1]	2,676	48,650
Independent Bank Corp. (Massachusetts)	1,604	48,617
Digene Corp.[1]	1,409	48,413
Kopin Corp.[1]	8,367	48,361
Cubic Corp.	1,860	48,360
Prime Hospitality Corp.[1]	4,246	48,319
Interwoven Inc[1]	4,844	48,295
Tyler Technologies Inc.[1]	4,971	48,268
Micromuse Inc.[1]	6,183	48,227
Pinnacle Entertainment Inc.[1]	3,487	48,121

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Applied Films Corporation[1]	1,723	$48,072
Administaff Inc.[1]	2,757	48,055
autobytel.com Inc.[1]	3,637	48,008
Cohu Inc.	2,573	47,986
Hibbet Sporting Goods Inc.[1]	1,258	47,980
CDI Corp.	1,486	47,968
Genesee & Wyoming Inc. Class A1	1,932	47,720
Accredited Home Lenders Holding Co.[1]	1,211	47,713
Stewart & Stevenson Services Inc.	3,258	47,632
Century Business Services Inc.[1]	9,699	47,622
Town & Country Trust (The)	1,750	47,600
Universal Health Realty Income Trust	1,410	47,517
ShopKo Stores Inc.[1]	3,249	47,500
EnPro Industries Inc.[1]	2,510	47,489
ScanSoft Inc.[1]	8,489	47,454
AAR Corp.[1]	3,863	47,438
Primedia Inc.[1]	17,519	47,301
Allegiant Bancorp Inc.	1,606	47,232
Weis Markets Inc.	1,397	47,149
Standard Microsystems Corp.[1]	1,768	47,100
CV Therapeutics Inc.[1]	3,112	47,085
Infinity Property & Casualty Corp.	1,498	47,082
Isle of Capri Casinos Inc.[1]	1,872	47,062
Robert Mondavi Corp. (The) Class A1	1,242	46,960
Tennant Co.	1,183	46,930
Triad Guaranty Inc.[1]	889	46,895
FIRSTFED AMERICA BANCORP INC.	1,680	46,822
Remington Oil & Gas Corp.[1]	2,370	46,808
Columbia Banking System Inc.	1,669	46,732
ChipPAC Inc. Class A1	5,900	46,669
Integra Bank Corp.	1,937	46,662
American States Water Co.	1,908	46,555
j2 Global Communications Inc.[1]	2,061	46,496
Old Second Bancorp Inc.	903	46,432
Stratex Networks Inc.[1]	9,764	46,379
Oakley Inc.	3,125	46,375
Glenborough Realty Trust Inc.	2,071	46,287
Retek Inc.[1]	6,118	46,252
JDA Software Group Inc.[1]	3,177	46,225
Agile Software Corp.[1]	5,268	46,095
Paxar Corp.[1]	3,124	46,079
Dress Barn Inc.[1]	2,626	46,060
First Federal Capital Corp.	2,161	46,008
Irwin Financial Corp.	1,700	45,866
Insituform Technologies Inc. Class A1	2,934	45,858
Trammell Crow Co.[1]	3,259	45,724
O’Charley’s Inc.[1]	2,505	45,716
Old Dominion Freight Line Inc.[1]	1,356	45,697
Advanced Energy Industries Inc.[1]	2,237	45,612
7-Eleven Inc.[1]	3,003	45,556
PTEK Holdings Inc.[1]	4,957	45,555
Zenith National Insurance Corp.	1,161	45,511
AMCOL International Corp.	2,608	45,510
Main Street Banks Inc.	1,664	45,494
OraSure Technologies Inc.[1]	4,385	45,429
21st Century Insurance Group	3,151	45,374
New England Business Service Inc.	1,340	45,359
Intermagnetics General Corp.[1]	1,710	45,315
Tanox Inc.[1]	3,041	45,280
RC2 Corp.[1]	1,646	45,265
Palm Harbor Homes Inc.[1]	2,157	45,211
International Multifoods Corp.[1]	1,828	45,188
Bedford Property Investors Inc.	1,483	45,187
Entravision Communications Corp.[1]	5,031	45,128
Washington Trust Bancorp Inc.	1,709	45,118
Deltic Timber Corp.	1,271	45,095
RadiSys Corp.[1]	2,156	45,060
Investors Real Estate Trust	4,588	45,054
StarTek Inc.	1,239	45,025
Chattem Inc.[1]	1,737	45,023
Biosite Inc.[1]	1,408	45,014
InFocus Corp.[1]	4,810	44,973
Interface Inc. Class A1	5,656	44,965
SOURCECORP Inc.[1]	1,695	44,918
Kaman Corp. Class A	3,008	44,909
Equity Inns Inc.	4,880	44,896
Triarc Companies Inc. Class B	4,087	44,794
Inspire Pharmaceuticals Inc.[1]	3,456	44,513
Lithia Motors Inc. Class A	1,607	44,434
Opsware Inc.[1]	5,869	44,370
NACCO Industries Inc.	538	44,331
Alderwoods Group Inc.[1]	4,260	44,304

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Itron Inc.[1]	2,379	$44,273
Input/Output Inc.[1]	5,704	44,206
Jill (J.) Group Inc. (The)[1]	2,153	44,180
Parker Drilling Co.[1]	10,587	44,148
Cepheid Inc.[1]	4,732	44,055
Vector Group Ltd.	2,588	43,996
Exelixis Inc.[1]	5,143	43,973
Hooper Holmes Inc.	7,040	43,930
Burlington Coat Factory Warehouse Corp.	2,210	43,758
Haverty Furniture Companies Inc.	2,055	43,730
State Auto Financial Corp.	1,693	43,696
Integrated Electrical Services Inc.[1]	3,886	43,679
Papa John’s International Inc.[1]	1,290	43,654
American Woodmark Corp.	656	43,598
Hologic Inc.[1]	2,153	43,598
Heidrick & Struggles International Inc.[1]	1,820	43,553
Dot Hill Systems Corp.[1]	4,345	43,537
CCBT Financial Companies Inc.	1,179	43,505
Ocwen Financial Corp.[1]	4,499	43,505
Lawson Software Inc.[1]	5,234	43,442
Prima Energy Corp.[1]	1,257	43,429
Harris Interactive Inc.[1]	5,150	43,414
Kramont Realty Trust	2,296	43,394
Artisan Components Inc.[1]	1,944	43,332
Central Parking Corp.	2,156	43,292
Duane Reade Inc.[1]	2,549	43,180
Sterling Bancorp (New York)	1,481	43,171
Audiovox Corp. Class A1	2,158	43,160
Encore Wire Corp.[1]	1,158	43,135
Mattson Technology Inc.[1]	3,604	43,104
RailAmerica Inc.[1]	3,576	43,091
LeapFrog Enterprises Inc.[1]	2,220	42,957
Gevity HR Inc.	1,469	42,895
Rock-Tenn Co. Class A	2,974	42,885
PrivateBancorp Inc.	831	42,863
Walter Industries Inc.	3,587	42,829
Chesapeake Corp.	1,794	42,823
Meristar Hospitality Corp.[1]	6,160	42,812
General Communication Inc. Class A1	4,693	42,706
CTI Molecular Imaging Inc.[1]	2,927	42,705
William Lyon Homes Inc.[1]	458	42,686
C&D Technologies Inc.	2,551	42,627
Rofin-Sinar Technologies Inc.[1]	1,428	42,626
Immucor Inc.[1]	2,347	42,528
ARIAD Pharmaceuticals Inc.[1]	4,492	42,494
aQuantive, Inc.[1]	4,426	42,490
Thomas Industries Inc.	1,347	42,431
Orthodontic Centers of America Inc.[1]	5,366	42,391
Capital City Bank Group Inc.	1,024	42,240
GenCorp. Inc.	3,900	42,237
Symmetricom Inc.[1]	4,704	42,195
West Marine Inc.[1]	1,323	42,138
ExpressJet Holdings Inc.[1]	3,370	41,923
FBL Financial Group Inc. Class A	1,490	41,869
Sharper Image Corp.[1]	1,285	41,865
Zoll Medical Corp.[1]	1,041	41,619
Cubist Pharmaceuticals Inc.[1]	4,522	41,602
Omnicell Inc.[1]	2,100	41,601
Albany Molecular Research Inc.[1]	2,616	41,568
Tompkins Trustco Inc.	913	41,542
EDO Corp.	1,724	41,514
Kimball International Inc. Class B	2,649	41,510
West Coast Bancorp	1,822	41,451
Bel Fuse Inc. Class B	1,263	41,351
Anaren Inc.[1]	2,617	41,296
1st Source Corp.	1,676	41,263
RTI International Metals Inc.[1]	2,606	41,253
TiVo Inc.[1]	4,635	41,205
Artesyn Technologies Inc.[1]	4,328	41,203
Agilysys Inc.	3,455	41,114
Coinstar Inc.[1]	2,590	41,103
Genesis HealthCare Corp.[1]	1,688	41,103
Asyst Technologies Inc.[1]	4,980	40,985
Alaris Medical Systems Inc.[1]	2,193	40,899
U.S.I. Holdings Corp.[1]	2,752	40,702
RehabCare Group Inc.[1]	2,047	40,694
Children’s Place Retail Stores Inc. (The)[1]	1,311	40,602
Russ Berrie & Co. Inc.	1,160	40,600
Big 5 Sporting Goods Corp.[1]	1,607	40,577
Frontier Airlines Inc.[1]	3,893	40,565

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Saul Centers Inc.	1,326	$40,509
Jakks Pacific Inc.[1]	2,699	40,485
Per-Se Technologies Inc.[1]	3,614	40,477
Universal American Financial Corp.[1]	3,373	40,476
BioLase Technology Inc.[1]	2,301	40,291
Isis Pharmaceuticals Inc.[1]	5,190	40,274
Xicor Inc.[1]	2,644	40,242
Portfolio Recovery Associates Inc.[1]	1,490	40,141
Verity Inc.[1]	2,927	40,012
Holly Corp.	1,254	39,952
SureWest Communications	1,490	39,917
Forward Air Corp.[1]	1,212	39,838
Pre-Paid Legal Services Inc.[1]	1,627	39,829
USB Holding Co. Inc.	1,622	39,804
Correctional Properties Trust	1,288	39,670
At Road Inc.[1]	3,231	39,644
Barnes Group Inc.	1,420	39,604
Presidential Life Corp.	2,641	39,562
Presstek Inc.[1]	3,619	39,375
LabOne Inc.[1]	1,293	39,307
SeaChange International Inc.[1]	2,560	39,168
Advanta Corp. Class B	2,358	39,143
Landauer Inc.	931	39,102
HomeStore Inc.[1]	9,228	39,034
Century Aluminum Co.[1]	1,379	38,929
National Western Life Insurance Co. Class A1	263	38,869
Analogic Corp.	854	38,848
Hanger Orthopedic Group Inc.[1]	2,151	38,826
Gentiva Health Services Inc.[1]	2,487	38,524
Hydril[1]	1,469	38,488
Banner Corp.	1,313	38,458
W-H Energy Services Inc.[1]	2,655	38,418
ValueVision Media Inc. Class A1	2,499	38,360
Wireless Facilities Inc.[1]	3,481	38,326
Casual Male Retail Group Inc.[1]	3,703	38,289
Lionbridge Technologies Inc.[1]	3,928	38,219
Daktronics Inc.[1]	1,692	38,188
Geron Corp.[1]	4,048	38,051
Octel Corp.	1,273	37,999
Oil States International Inc.[1]	2,819	37,887
Monolithic System Technology Inc.[1]	2,823	37,800
Marcus Corp.	2,176	37,754
Omega Financial Corp.	1,032	37,732
Spanish Broadcasting System Inc. Class A1	3,607	37,693
VistaCare Inc. Class A1	1,394	37,666
SCS Transportation Inc.[1]	1,719	37,474
First Horizon Pharmaceutical Corp.[1]	2,372	37,383
World Acceptance Corp.[1]	1,914	37,342
Able Laboratories Inc.[1]	1,911	37,322
Siliconix Inc.[1]	800	37,304
GameStop Corp.[1]	2,058	37,085
ICU Medical Inc.[1]	1,217	36,960
First Community Bancshares Inc.	1,207	36,862
CompuCredit Corp.[1]	1,742	36,826
Odyssey Re Holdings Corp.	1,363	36,801
Cell Therapeutics Inc.[1]	4,347	36,776
Praecis Pharmaceuticals Inc.[1]	6,209	36,695
Ramco-Gershenson Properties Trust	1,300	36,660
North Pittsburgh Systems Inc.	1,820	36,637
Caraustar Industries Inc.[1]	3,136	36,534
Iomega Corp.	6,534	36,525
MatrixOne Inc.[1]	5,022	36,460
infoUSA Inc.[1]	3,455	36,312
Northwest Bancorp Inc.	1,408	36,003
J&J Snack Foods Corp.[1]	796	35,963
Pegasus Solutions Inc.[1]	3,079	35,963
NUI Corp.	2,126	35,951
California Pizza Kitchen Inc.[1]	1,795	35,900
AC Moore Arts & Crafts Inc.[1]	1,329	35,883
SonoSite Inc.[1]	1,682	35,877
Royal Gold Inc.	2,022	35,810
Standex International Corp.	1,326	35,802
American Medical Security Group Inc.[1]	1,339	35,765
Kadant Inc.[1]	1,713	35,716
Community Banks Inc.	1,146	35,709
Energy Partners Ltd.[1]	2,669	35,631
Ceradyne Inc.[1]	985	35,608
Flushing Financial Corp.	1,963	35,530
Cato Corp. Class A	1,768	35,501
Libbey Inc.	1,367	35,446

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Cross Country Healthcare Inc.[1]	2,128	$35,431
Peoples Holding Co.	1,051	35,419
Packeteer Inc.[1]	2,682	35,402
Synaptics Inc.[1]	2,017	35,378
Valhi Inc.	2,803	35,374
Ethyl Corp.[1]	1,782	35,301
Ryerson Tull Inc.	2,693	35,251
Tower Automotive Inc.[1]	6,986	35,209
FalconStor Software Inc.[1]	4,759	35,207
SRA International Inc. Class A1	953	35,204
Advisory Board Co. (The)[1]	963	35,198
Atlantic Coast Airlines Holdings Inc.[1]	4,833	35,136
Ameristar Casinos Inc.[1]	1,040	35,099
DIMON Inc.	4,942	35,088
United Fire & Casualty Co.	829	35,041
FreeMarkets Inc.[1]	4,255	35,019
Metris Companies Inc.[1]	4,349	34,966
American West Holdings Corp. Class B1	3,650	34,784
Bradley Pharmaceuticals Inc.[1]	1,381	34,774
Alexander’s Inc.[1]	217	34,720
Epix Medical Inc.[1]	1,673	34,715
eCollege.com Inc.[1]	1,660	34,661
Oplink Communications Inc.[1]	13,802	34,643
Sturm Ruger & Co. Inc.	2,561	34,599
Bank of Granite Corp.	1,669	34,498
Valmont Industries Inc.	1,725	34,466
BSB Bancorp Inc.	892	34,431
Midas Inc.[1]	1,770	34,426
Molecular Devices Corp.[1]	1,825	34,383
Euronet Worldwide Inc.[1]	1,803	34,275
World Fuel Services Corp.	933	34,269
Southern Financial Bancorp Inc.	768	34,253
MRV Communications Inc.[1]	10,275	34,216
Hancock Fabrics Inc.	2,150	34,163
West Bancorporation	2,020	34,138
Gibraltar Steel Corp.	1,388	34,117
First Busey Corp. Class A	1,258	34,104
Topps Co. (The)	3,555	33,950
Astec Industries Inc.[1]	2,104	33,895
Second Bancorp Inc.	1,049	33,883
Resource America Inc. Class A	1,827	33,800
Gabelli Asset Management Inc. Class A	837	33,714
Urstadt Biddle Properties Inc. Class A	2,043	33,710
Finisar Corp.[1]	15,459	33,701
Brookstone Inc.[1]	1,224	33,672
Young Broadcasting Inc. Class A1	1,859	33,648
Nara Bancorp Inc.	1,135	33,619
SupportSoft Inc.[1]	3,053	33,614
SurModics Inc.[1]	1,684	33,528
OSI Systems Inc.[1]	1,676	33,520
Maxwell Shoe Co. Inc. Class A1	1,487	33,472
MemberWorks Inc.[1]	954	33,314
Vicor Corp.[1]	2,714	33,301
City Bank	957	32,950
Aspen Technology Inc.[1]	4,031	32,933
ON Semiconductor Corp.[1]	4,357	32,852
Laserscope[1]	1,659	32,815
CB Bancshares Inc.	469	32,778
Prosperity Bancshares Inc.	1,391	32,772
Intrado Inc.[1]	1,693	32,760
ManTech International Corp. Class A1	1,596	32,702
Tejon Ranch Co.[1]	884	32,673
KFx Inc.[1]	3,141	32,635
Goody’s Family Clothing Inc.	2,285	32,607
Peregrine Pharmaceuticals Inc.[1]	13,280	32,536
WSFS Financial Corp.	648	32,510
SS&C Technologies Inc.	1,338	32,473
Comtech Telecommunications Corp.[1]	1,398	32,434
First Indiana Corp.	1,601	32,260
Corixa Corp.[1]	5,030	32,206
Immunogen Inc.[1]	4,792	32,202
Applied Signal Technology Inc.	1,178	32,183
Overstock.com Inc.[1]	1,041	32,146
Pope & Talbot Inc.	1,868	32,111
DuPont Photomasks Inc.[1]	1,378	32,052
FindWhat.com[1]	1,478	31,999
Peoples Bancorp Inc.	1,149	31,954
Forrester Research Inc.[1]	1,685	31,931
Coldwater Creek Inc.[1]	1,497	31,916
Regeneration Technologies Inc.[1]	2,812	31,916
Vans Inc.[1]	2,151	31,835
II-VI Inc.[1]	1,302	31,834

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Wellman Inc.	3,812	$31,830
Credit Acceptance Corp.[1]	1,676	31,827
Skyline Corp.	824	31,782
POZEN Inc.[1]	2,299	31,772
Keystone Automotive Industries Inc.[1]	1,161	31,765
Ennis Business Forms Inc.	1,893	31,689
Candela Corp.[1]	2,310	31,670
Cascade Bancorp	1,378	31,653
Joseph A. Bank Clothiers Inc.[1]	878	31,608
Concur Technologies Inc.[1]	2,820	31,584
NeoPharm Inc.[1]	1,681	31,536
Echelon Corp.[1]	2,797	31,522
CorVel Corp.[1]	868	31,422
Churchill Downs Inc.	810	31,412
4Kids Entertainment Inc.[1]	1,404	31,407
TALX Corp.	1,425	31,279
Nash Finch Co.	1,320	31,258
Saga Communications Inc.[1]	1,676	31,257
Renaissance Learning Inc.	1,185	31,225
Seattle Genetics Inc.[1]	3,687	31,192
X-Rite Inc.	2,094	31,180
Time Warner Telecom Inc. Class A1	4,772	31,161
Intertan Inc.[1]	2,227	31,111
Westell Technologies Inc. Class A1	4,260	31,098
Apogee Enterprises Inc.	2,519	31,059
Calgon Carbon Corp.	4,026	31,000
Avanex Corp.[1]	7,165	30,953
Central Vermont Public Service Corp.	1,371	30,847
Glatfelter Co.	2,744	30,843
SpectraLink Corp.	1,806	30,756
SWS Group Inc.	1,717	30,751
Matria Healthcare Inc.[1]	1,214	30,738
Lindsay Manufacturing Co.	1,276	30,726
Atwood Oceanics Inc.[1]	863	30,714
Keithley Instruments Inc.	1,483	30,713
SY Bancorp Inc.	1,371	30,710
CuraGen Corp.[1]	4,920	30,701
SPSS Inc.[1]	1,670	30,561
McGrath Rentcorp	1,002	30,551
Stein Mart Inc.[1]	2,209	30,484
Pericom Semiconductor Corp.[1]	2,652	30,445
Red Robin Gourmet Burgers[1]	1,068	30,331
MSC.Software Corp.[1]	3,436	30,271
Building Materials Holdings Corp.	1,723	30,239
Excel Technology Inc.[1]	960	30,192
Elizabeth Arden Inc.[1]	1,427	30,138
Quaker City Bancorp Inc.	554	30,138
Kenneth Cole Productions Class A	883	30,110
Seacoast Banking Corp. of Florida	1,448	29,974
Valence Technology Inc.[1]	6,731	29,953
Great Southern Bancorp Inc.	609	29,920
Ameron International Corp.	886	29,885
Aftermarket Technology Corp.[1]	2,034	29,879
Baldwin & Lyons Inc. Class B	1,028	29,843
Central European Distribution Corp.[1]	921	29,785
Bei Technologies Inc.	1,320	29,647
OshKosh B’Gosh Inc. Class A	1,265	29,601
Interchange Financial Services Corp.	1,218	29,597
Riggs National Corp.	1,714	29,498
Brush Engineered Materials Inc.[1]	1,455	29,493
Coachmen Industries Inc.	1,768	29,490
AMN Healthcare Services Inc.[1]	1,607	29,488
Mesa Air Group Inc.[1]	3,568	29,472
Wild Oats Markets Inc.[1]	2,491	29,469
General Cable Corp.[1]	3,993	29,468
SciClone Pharmaceuticals Inc.[1]	5,439	29,371
Arrow Financial Corp.	982	29,323
Information Holdings Inc.[1]	1,421	29,301
Watts Industries Inc. Class A	1,252	29,284
TTM Technologies Inc.[1]	2,373	29,235
SCBT Financial Corp.	928	29,232
Levitt Corp. Class A1	1,193	29,229
Indevus Pharmaceuticals Inc.[1]	4,827	29,203
Farmers Capital Bank Corp.	834	29,190
Acadia Realty Trust	2,058	29,038
Mobile Mini Inc.[1]	1,677	29,012
First State Bancorp	940	29,008
Vail Resorts Inc.[1]	1,835	28,920
Cascade Natural Gas Corp.	1,326	28,894
CIRCOR International Inc.	1,277	28,860
Pathmark Stores Inc.[1]	3,615	28,848
Salem Communications Corp. Class A1	1,051	28,776

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Trex Co. Inc.[1]	843	$28,755
Magna Entertainment Corp. Class A1	4,769	28,709
Zygo Corp.[1]	1,834	28,665
Sanfilippo (John B.) & Son Inc.[1]	781	28,663
NS Group Inc.[1]	2,201	28,613
Peet’s Coffee & Tea Inc.[1]	1,341	28,563
Bombay Co. Inc. (The)[1]	3,634	28,527
Sanderson Farms Inc.	771	28,319
Volt Information Sciences Inc.[1]	1,158	28,302
ActivCard Corp.[1]	4,369	28,267
Union Bankshares Corp.	875	28,236
Keynote Systems Inc.[1]	2,193	28,224
Stanley Furniture Co. Inc.	723	28,074
Network Equipment Technologies Inc.[1]	2,812	28,064
Asbury Automotive Group Inc.[1]	1,621	28,060
Myers Industries Inc.	2,281	28,056
Cole National Corp.[1]	1,264	27,896
Altiris Inc.[1]	997	27,856
Virginia Financial Group Inc.	801	27,835
Capitol Bancorp Ltd.	1,026	27,805
Action Performance Companies Inc.	1,820	27,791
Midwest Banc Holdings Inc.	1,164	27,505
Plug Power Inc.[1]	3,562	27,499
Clark Inc.[1]	1,617	27,489
TeleTech Holdings Inc.[1]	4,379	27,413
Unifi Inc.[1]	6,185	27,400
Nuvelo Inc.[1]	2,180	27,381
Farmer Brothers Co.	76	27,360
Diversa Corp.[1]	3,086	27,342
Hypercom Corp.[1]	3,441	27,322
Buckeye Technologies Inc.[1]	2,636	27,309
Semitool Inc.[1]	2,139	27,251
SJW Corp.	786	27,243
SBS Technologies Inc.[1]	1,756	27,148
Encore Acquisition Co.[1]	980	27,146
Camden National Corp.	848	27,094
Zymogenetics Inc.[1]	1,746	26,976
Computer Network Technology Corp.[1]	3,369	26,952
Bank of the Ozarks Inc.	978	26,944
Avatar Holdings[1]	718	26,918
Antigenics Inc.[1]	2,525	26,916
Ixia[1]	2,483	26,866
Vital Sign Inc.	795	26,815
TRC Companies Inc.[1]	1,433	26,811
LSI Industries Inc.	2,201	26,764
Rent-Way Inc.[1]	3,040	26,752
Savient Pharmaceuticals Inc.[1]	7,045	26,630
Fisher Communications Inc.[1]	546	26,617
First Bancorp (North Carolina)	843	26,546
Drew Industries Inc.[1]	756	26,520
Lakeland Bancorp Inc.	1,609	26,484
Pulitzer Inc.	548	26,441
MarineMax Inc.[1]	992	26,357
A.S.V. Inc.[1]	864	26,266
EPIQ Systems Inc.[1]	1,602	26,241
BancFirst Corp.	472	26,168
United Industrial Corp.	1,380	26,137
Meridian Resource Corp. (The)[1]	4,338	26,115
Connecticut Water Service Inc.	922	26,093
Sonic Solutions Inc.[1]	1,376	26,089
Midway Games Inc.[1]	3,583	26,084
Mercantile Bank Corp.	734	26,057
Federal Agricultural Mortgage Corp.[1]	994	26,053
Netegrity Inc.[1]	3,065	26,052
Trimeris Inc.[1]	1,761	25,975
MasTec Inc.[1]	2,739	25,938
Middlesex Water Co.	1,253	25,937
Terayon Communication Systems Inc.[1]	7,570	25,889
DJ Orthopedics Inc.[1]	999	25,824
Concurrent Computer Corp.[1]	7,470	25,771
BioVeris Corp.[1]	2,173	25,750
Aceto Corp.	1,638	25,733
UniFirst Corp.	933	25,732
Penwest Pharmaceuticals Co.[1]	1,760	25,714
Herley Industries Inc.[1]	1,361	25,696
Aksys Ltd.[1]	3,946	25,610
WESCO International Inc.[1]	1,712	25,509
OMNOVA Solutions Inc.[1]	4,858	25,504
Bassett Furniture Industries Inc.	1,286	25,501
Steven Madden Ltd.[1]	1,277	25,489
MTR Gaming Group Inc.[1]	2,547	25,470
CT Communications Inc.	1,839	25,433

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
First Place Financial Corp.	1,402	$25,432
Perini Corp.[1]	1,614	25,421
Macatawa Bank Corp.	912	25,417
Lexicon Genetics Inc.[1]	4,048	25,381
Cardiac Science Inc.[1]	5,800	25,346
Inverness Medical Innovations Inc.[1]	1,378	25,217
Allscripts Healthcare Solutions Inc.[1]	2,599	25,210
MEMC Electronics Materials Inc.[1]	2,754	25,199
Proxim Corp. Class A1	14,230	25,187
Exult Inc.[1]	4,041	25,175
TALK America Holdings Inc.[1]	2,971	25,164
Horizon Financial Corp.	1,365	25,157
LTC Properties Inc.	1,389	25,155
Entrust Inc.[1]	5,747	25,114
Hanmi Financial Corp.	943	25,074
Innkeepers USA Trust	2,742	25,062
TriZetto Group Inc. (The)[1]	3,228	25,017
Interpore International[1]	1,737	24,978
Orthologic Corp.[1]	3,221	24,963
TriPath Imaging Inc.[1]	2,724	24,952
Robbins & Myers Inc.	1,157	24,933
Rewards Network Inc.[1]	2,491	24,910
Courier Corp.	556	24,881
MRO Software Inc.[1]	2,138	24,844
Bone Care International Inc.[1]	1,242	24,840
USANA Health Sciences Inc.[1]	1,064	24,823
CCC Information Services Group Inc.[1]	1,395	24,789
Wet Seal Inc. Class A1	3,004	24,783
Southside Bancshares Inc.	1,329	24,733
Movado Group Inc.	824	24,671
Partners Trust Financial Group Inc.	719	24,597
Navigant International Inc.[1]	1,366	24,588
American Physicians Capital Inc.[1]	1,176	24,578
Dendreon Corp.[1]	1,848	24,578
1-800-FLOWERS.COM Inc.[1]	2,564	24,537
National Healthcare Corp.[1]	942	24,492
Tweeter Home Entertainment Group Inc.[1]	2,591	24,459
Charles River Associates Inc.[1]	744	24,393
Applica Inc.[1]	2,169	24,380
PennRock Financial Services Corp.	852	24,367
Blair Corp.	913	24,331
Commercial Capital Bancorp Inc.[1]	1,061	24,318
Stamps.com Inc.	4,054	24,283
LodgeNet Entertainment Corp.[1]	1,277	24,263
Peapack-Gladstone Financial Corp.	716	24,244
CSS Industries Inc.	728	24,206
Playboy Enterprises Inc. Class B1	1,725	24,185
Stoneridge Inc.[1]	1,676	24,168
Mission West Properties Inc.	1,821	24,128
NBC Capital Corp.	928	24,128
Sound Federal Bancorp Inc.	1,641	24,123
Republic Bancshares Inc.	801	24,056
Alliance Semiconductor Corp.[1]	3,149	23,964
Universal Display Corp.[1]	1,867	23,954
CFS Bancorp Inc.	1,633	23,923
Standard Commercial Corp.	1,285	23,837
Penn Engineering & Manufacturing Corp.	1,404	23,826
WatchGuard Technologies Inc.[1]	3,042	23,788
Skechers U.S.A. Inc. Class A1	1,811	23,742
Buckle Inc. (The)	819	23,718
HEICO Corp.	1,509	23,676
Capstead Mortgage Corp.	1,282	23,653
Concord Communications Inc.[1]	1,638	23,604
MBT Financial Corp.	1,371	23,581
PDF Solutions Inc.[1]	2,047	23,561
Midland Co. (The)	944	23,553
National Presto Industries Inc.	605	23,450
Rudolph Technologies Inc.[1]	1,247	23,356
Lawson Products Inc.	716	23,349
Universal Electronics Inc.[1]	1,768	23,338
Quaker Chemical Corp.	915	23,241
Steinway Musical Instruments Inc.[1]	724	23,204
Portal Software Inc.[1]	3,442	23,199
Gorman-Rupp Co. (The)	893	23,129
PDI Inc.[1]	914	23,115
Healthcare Services Group Inc.	1,405	23,112
Metrologic Instruments Inc.[1]	986	23,072
ITLA Capital Corp.[1]	464	22,949
Dura Automotive Systems Inc.[1]	1,724	22,912
Maxygen Inc.[1]	2,409	22,861

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Closure Medical Corp.[1]	830	$22,825
AsiaInfo Holdings Inc.[1]	3,484	22,716
M&F Worldwide Corp.[1]	1,654	22,643
FNB Corp. (Virginia)	822	22,630
Shore Bancshares Inc.	694	22,624
GulfMark Offshore Inc.[1]	1,439	22,607
Verso Technologies Inc.[1]	13,513	22,567
MainSource Financial Group Inc.	629	22,531
CardioDynamics International Corp.[1]	3,546	22,411
EMS Technologies Inc.[1]	1,159	22,380
Monro Muffler Brake Inc.[1]	892	22,291
Guilford Pharmaceuticals Inc.[1]	3,079	22,261
Kansas City Life Insurance Co.	519	22,208
Riviana Foods Inc.	796	22,208
Omega Healthcare Investors Inc.	2,027	22,033
Playtex Products Inc.[1]	3,182	21,988
Learning Tree International Inc.[1]	1,383	21,976
MTC Technologies Inc.[1]	875	21,971
OceanFirst Financial Corp.	881	21,963
Quidel Corp.[1]	3,328	21,932
Gladstone Capital Corp.	974	21,905
Great Lakes REIT Inc.	1,414	21,889
Tollgrade Communications Inc.[1]	1,370	21,865
GEO Group Inc. (The)[1]	950	21,850
Strattec Security Corp.[1]	345	21,845
Financial Institutions Inc.	950	21,774
SFBC International Inc.[1]	730	21,725
Provident Bancorp Inc.	1,828	21,662
Patriot Bank Corp.	733	21,462
Clayton Williams Energy Inc.[1]	617	21,410
Citizens First Bancorp Inc.	886	21,406
Boston Communications Group Inc.[1]	1,805	21,389
Nelson (Thomas) Inc.	783	21,313
Collins & Aikman Corp.[1]	3,875	21,312
Planar Systems Inc.[1]	1,495	21,274
Drugstore.com Inc.[1]	3,954	21,273
Central Coast Bancorp[1]	1,156	21,236
Berkshire Hills Bancorp Inc.	608	21,219
Charlotte Russe Holding Inc.[1]	1,159	21,210
Sequa Corp. Class A1	429	21,193
PC-Tel Inc.[1]	2,050	21,176
SeeBeyond Technology Corp.[1]	5,213	21,113
Hooker Furniture Corp.	908	21,102
Party City Corp.[1]	1,413	21,040
Angelica Corp.	921	21,026
Citizens Inc.[1]	2,819	21,002
Bankrate Inc.[1]	1,054	20,985
Bally Total Fitness Holding Corp.[1]	3,579	20,973
Digitas Inc.[1]	2,035	20,940
Global Power Equipment Group Inc.[1]	2,485	20,924
Source Interlink Companies Inc.[1]	1,673	20,913
Kirkland’s Inc.[1]	1,277	20,853
Hickory Tech Corp.	1,675	20,820
Grace (W.R.) & Co.[1]	6,664	20,792
Humboldt Bancorp	1,048	20,782
German American Bancorp	1,218	20,767
Conceptus Inc.[1]	1,738	20,717
Willow Grove Bancorp Inc.	1,157	20,710
Supertex Inc.[1]	1,240	20,683
Boykin Lodging Co.[1]	2,210	20,509
InterCept Inc.[1]	1,676	20,430
Nature’s Sunshine Products Inc.	1,373	20,375
MedQuist Inc.[1]	1,292	20,336
Matrix Service Co.[1]	1,501	20,309
Woodhead Industries Inc.	1,345	20,175
PRG-Schultz International Inc.[1]	4,582	20,161
State Bancorp Inc.	836	20,148
CNA Surety Corp.[1]	1,823	20,144
Insurance Auto Auctions Inc.[1]	1,382	20,080
Sipex Corp.[1]	3,178	20,021
Great Atlantic & Pacific Tea Co.[1]	2,571	19,900
Diodes Inc.[1]	912	19,891
Columbia Laboratories Inc.[1]	4,015	19,874
Hexcel Corp.[1]	2,728	19,860
Regent Communications Inc.[1]	3,047	19,836
Exact Sciences Corp.[1]	2,550	19,813
VIVUS Inc.[1]	3,261	19,794
World Wrestling Entertainment Inc.	1,369	19,782
Hudson Highland Group Inc.[1]	708	19,739
ABC Bancorp	1,041	19,727
NIC Inc.[1]	3,266	19,727
Stratasys Inc.[1]	1,036	19,715

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Cascade Corp.	970	$19,691
Standard Register Co. (The)	1,228	19,685
Coastal Bancorp Inc.	476	19,683
Net2Phone Inc.[1]	3,776	19,635
Luminex Corp.[1]	2,168	19,620
Staar Surgical Co.[1]	2,179	19,546
Associated Estates Realty Corp.	2,130	19,532
Aaon Inc.[1]	984	19,473
Winston Hotels Inc.	1,845	19,446
PalmSource Inc.[1]	1,069	19,424
American National Bankshares Inc.	791	19,403
Immunomedics Inc.[1]	4,786	19,383
Quality Systems Inc.[1]	426	19,353
Theragenics Corp.[1]	3,584	19,282
America’s Car-Mart Inc.[1]	715	19,269
Casella Waste Systems Inc. Class A1	1,322	19,222
QAD Inc.[1]	1,445	19,175
MAPICS Inc.[1]	2,353	19,012
Integral Systems Inc.	999	18,981
Capital Corporation of the West	485	18,978
Darling International Inc.[1]	5,576	18,958
Register.com[1]	3,193	18,903
Southwest Water Co.	1,380	18,865
Concord Camera Corp.[1]	3,003	18,859
Independence Holding Co.	610	18,794
Zhone Technologies Inc.[1]	4,799	18,668
Lufkin Industries Inc.	595	18,653
Ducommun Inc.[1]	797	18,626
Aphton Corp.[1]	3,954	18,584
PMA Capital Corp. Class A	3,052	18,526
Kana Software Inc.[1]	4,106	18,518
Lightbridge Inc.[1]	3,126	18,443
Pomeroy IT Solutions Inc.	1,270	18,415
TriCo Bancshares	492	18,391
Coca-Cola Bottling Co. Consolidated	360	18,378
DOV Pharmaceutical Inc.[1]	1,184	18,376
Lydall Inc.[1]	1,798	18,340
Stepan Co.	800	18,272
Kosan Biosciences Inc.[1]	1,722	18,202
Kensey Nash Corp.[1]	737	18,167
Provident Financial Holdings Inc.	699	18,160
CoBiz Inc.	888	18,142
MIM Corp.[1]	2,376	18,074
GSI Commerce Inc.[1]	1,779	18,057
Consolidated-Tomoka Land Co.	486	18,040
Virginia Commerce Bancorp Inc.[1]	603	18,030
Gulf Island Fabrication Inc.	885	18,001
Raven Industries Inc.	587	17,962
Resource Bankshares Corp.	550	17,930
Columbia Bancorp	582	17,926
Neoware Systems Inc.[1]	1,740	17,870
Electro Rent Corp.	1,768	17,786
Republic Bancorp Inc. Class A	914	17,786
Southwest Bancorp Inc.	1,026	17,750
Aether Systems Inc.[1]	3,817	17,749
Yardville National Bancorp	718	17,735
Tier Technologies Inc. Class B1	1,657	17,713
Western Sierra Bancorp[1]	403	17,712
First Oak Brook Bancshares Class A	580	17,696
Progenics Pharmaceuticals Inc.[1]	931	17,689
Star Scientific Inc.[1]	4,283	17,689
Ciphergen Biosystems Inc.[1]	2,119	17,651
Stellent Inc.[1]	2,362	17,644
First of Long Island Corp.	350	17,577
Lakeland Financial Corp.	520	17,560
Sauer-Danfoss Inc.	1,284	17,552
PennFed Financial Services Inc.	496	17,539
KVH Industries Inc.[1]	1,214	17,494
Avant Immunotherapeutics Inc.[1]	6,940	17,489
Gene Logic Inc.[1]	3,453	17,438
Three-Five Systems Inc.[1]	2,652	17,371
Mail-Well Inc.[1]	3,885	17,366
Computer Programs & Systems Inc.	913	17,347
CyberGuard Corp.[1]	1,761	17,346
iPayment Holdings Inc.[1]	519	17,262
PICO Holdings Inc.[1]	1,050	17,252
Palatin Technologies Inc.[1]	4,128	17,214
Quixote Corp.	816	17,160
GA Financial Inc.	486	17,034
Schawk Inc.	1,273	17,033
SBA Communications Corp.[1]	4,379	16,991
Massbank Corp.	427	16,982

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Coastal Financial Corp.	1,044	$16,963
Young Innovations Inc.	483	16,948
Alloy Inc.[1]	3,526	16,925
Genencor International Inc.[1]	1,268	16,877
Blue Rhino Corp.[1]	996	16,872
Bay View Capital Corp.	7,555	16,848
Penn-America Group Inc.	1,149	16,844
CPI Corp.	884	16,823
Energy Conversion Devices Inc.[1]	1,716	16,817
NetScout Systems Inc.[1]	2,185	16,803
Syntel Inc.	609	16,772
Pegasystems Inc.[1]	2,038	16,752
Ansoft Corp.[1]	1,157	16,684
Guess ? Inc.[1]	924	16,660
Triton PCS Holdings Inc. Class A1	3,019	16,574
Medical Action Industries Inc.[1]	810	16,556
Inter Parfums Inc.	720	16,553
Pegasus Communications Corp.[1]	431	16,525
Embarcadero Technologies Inc.[1]	1,274	16,358
National Bankshares Inc.	325	16,351
Perry Ellis International Inc.[1]	590	16,219
D&E Communications Inc.	1,156	16,172
Kronos Worldwide Inc.	534	16,160
BHA Group Inc.	538	16,135
Sanders Morris Harris Group Inc.	1,347	16,124
AmericanWest Bancorporation[1]	818	16,123
Sykes Enterprises Inc.[1]	2,709	16,119
National Processing Inc.[1]	844	16,036
Bryn Mawr Bank Corp.	700	16,030
HealthExtras Inc.[1]	1,396	16,026
NN Inc.	1,366	15,941
Advanced Marketing Services Inc.	1,602	15,860
Gundle/SLT Environmental Inc.[1]	861	15,860
Beasley Broadcast Group Inc. Class A1	901	15,858
Covenant Transport Inc. Class A1	879	15,848
DHB Industries Inc.[1]	2,148	15,831
EnergySouth Inc.	453	15,814
Oak Hill Financial Inc.	484	15,803
Safety Insurance Group Inc.	831	15,789
Inet Technologies Inc.[1]	1,266	15,711
Digimarc Corp.[1]	1,269	15,698
Weyco Group Inc.	428	15,669
Smart & Final Inc.[1]	1,361	15,624
McMoRan Exploration Co.[1]	1,052	15,570
Curative Health Services Inc.[1]	1,160	15,544
Dave & Buster’s Inc.[1]	1,032	15,532
NYFIX Inc.[1]	3,010	15,532
American Land Lease Inc.	760	15,527
Department 56 Inc.[1]	1,050	15,519
First South Bancorp Inc.	399	15,481
Medallion Financial Corp.	1,787	15,458
State Financial Services Corp. Class A	546	15,446
CEVA Inc.[1]	1,642	15,444
Exactech Inc.[1]	837	15,401
Community Bank of Northern Virginia	901	15,362
Paxson Communications Corp.[1]	3,915	15,268
Datastream Systems Inc.[1]	2,130	15,251
Sun Bancorp Inc. (New Jersey)[1]	603	15,250
Milacron Inc.	4,389	15,230
Marine Products Corp.	1,086	15,193
Enstar Group Inc.[1]	329	15,180
Penns Woods Bancorp Inc.	335	15,102
LSB Bancshares Inc.	874	15,094
Summit Bancshares Inc.	500	15,050
Royal Bancshares of Pennsylvania Class A	588	14,994
Mobius Management Systems Inc.[1]	1,642	14,991
Shenandoah Telecommunications Co.	656	14,990
Foothill Independent Bancorp	681	14,982
Tarragon Realty Investors Inc.[1]	1,045	14,891
Dominion Homes Inc.[1]	391	14,878
Bebe Stores Inc.[1]	442	14,825
VitalWorks Inc.[1]	3,952	14,820
Pain Therapeutics Inc.[1]	2,118	14,720
Center Financial Corp.	934	14,701
RPC Inc.	1,318	14,683
LookSmart Ltd.[1]	7,450	14,676
Dover Downs Gaming & Entertainment Inc.	1,368	14,651
Charter Financial Corp.	372	14,646
Powell Industries Inc.[1]	824	14,634
NL Industries Inc.	1,052	14,623

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Reading International Inc. Class A1	2,130	$14,591
Option Care Inc.[1]	1,280	14,579
P.A.M. Transportation Services Inc.[1]	842	14,567
GB&T Bancshares Inc.	517	14,554
Synovis Life Technologies Inc.[1]	1,018	14,547
Fargo Electronics[1]	1,277	14,430
Columbia Bancorp (Oregon)	879	14,416
Del Laboratories Inc.[1]	433	14,376
Cornell Companies Inc.[1]	1,239	14,335
Bentley Pharmaceuticals Inc.[1]	1,182	14,196
U.S. Physical Therapy Inc.[1]	1,026	14,159
EverTrust Financial Group Inc.	776	14,154
Innovex Inc.[1]	2,079	14,116
OPNET Technologies Inc.[1]	945	14,090
Summit America Television Inc.[1]	3,484	14,075
Seaboard Corp.	42	14,070
Arena Pharmaceuticals Inc.[1]	2,158	14,027
Meridian Bioscience Inc.	1,373	13,992
Centillium Communications Inc.[1]	3,094	13,985
Center Bancorp Inc.	884	13,976
Santander BanCorp	506	13,915
BancTrust Financial Group Inc.	793	13,877
Standard Motor Products Inc.	884	13,861
IBT Bancorp Inc.	288	13,838
Alico Inc.	433	13,812
Computer Horizons Corp.[1]	3,210	13,803
Parkvale Financial Corp.	481	13,785
United Security Bancshares Inc.	521	13,780
FloridaFirst Bancorp Inc.	510	13,760
Verint Systems Inc.[1]	445	13,751
First Defiance Financial Corp.	493	13,735
Aspect Medical Systems Inc.[1]	919	13,693
White Electronic Designs Corp.[1]	1,785	13,655
American Mortgage Acceptance Corp.	754	13,610
Commercial Bankshares Inc.	500	13,560
First Albany Companies Inc.	976	13,508
Dril-Quip Inc.[1]	821	13,497
Lifeline Systems Inc.[1]	712	13,450
Heritage Commerce Corp.[1]	1,034	13,442
Overland Storage Inc.[1]	792	13,424
First Consulting Group Inc.[1]	2,144	13,421
FMS Financial Corp.	762	13,335
1-800 CONTACTS INC.[1]	757	13,329
Fairchild Corp. (The) Class A1	2,676	13,326
D&K Healthcare Resources Inc.	1,299	13,315
McLeodUSA Inc. Class A1	8,935	13,313
CNB Financial Corp.	306	13,308
Vastera Inc.[1]	3,422	13,277
Warwick Community Bancorp	396	13,266
Westmoreland Coal Co.[1]	722	13,249
Camco Financial Corp.	809	13,243
C&F Financial Corp.	324	13,206
CRIIMI MAE Inc.[1]	1,183	13,190
Chesapeake Utilities Corp.	514	13,169
Ulticom Inc.[1]	1,279	13,123
Navigators Group Inc.[1]	454	13,066
La Jolla Pharmaceutical Co.[1]	4,709	12,997
Neose Technologies Inc.[1]	1,376	12,934
Taylor Capital Group Inc.	561	12,931
Chicago Pizza & Brewery Inc.[1]	989	12,926
First M&F Corp.	382	12,870
Cantel Medical Corp.[1]	719	12,863
Maritrans Inc.	816	12,819
Citizens South Banking Corp.	943	12,806
IMPAC Medical Systems Inc.[1]	569	12,802
MutualFirst Financial Inc.	530	12,757
Ambassadors International Inc.	977	12,750
Material Sciences Corp.	1,159	12,749
Greater Community Bancorp	790	12,711
SM&A1	1,154	12,706
Seabulk International Inc.[1]	1,424	12,674
CryoLife Inc.[1]	2,129	12,668
United Security Bancshares	512	12,646
BroadVision Inc.[1]	2,062	12,640
United Mobile Homes Inc.	784	12,630
Great American Financial Resources Inc.	801	12,624
Heartland Financial USA Inc.	675	12,589
FFLC Bancorp Inc.	467	12,567
Vitria Technology Inc.[1]	2,131	12,532
SEMCO Energy Inc.	2,210	12,509
Greene County Bancshares Inc.	557	12,494

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
Nassda Corp.[1]	1,799	$12,485
aaiPharma Inc.[1]	1,882	12,478
Medis Technologies Ltd.[1]	941	12,468
Compucom Systems Inc.[1]	2,270	12,462
Infonet Services Corp. Class B1	6,256	12,449
Trans World Entertainment Corp.[1]	1,313	12,447
Boston Beer Co. Inc. Class A1	674	12,415
Superconductor Technologies Inc.[1]	5,392	12,402
ESB Financial Corp.	883	12,362
CollaGenex Pharmaceuticals Inc.[1]	926	12,334
Old Point Financial Corp.	411	12,330
Donegal Group Inc. Class A	615	12,325
Cavalry Bancorp Inc.	730	12,315
TheStreet.com Inc.[1]	2,701	12,290
Research Frontiers Inc.[1]	1,260	12,247
Sizeler Property Investors Inc.	1,049	12,210
PEC Solutions Inc.[1]	922	12,189
Deb Shops Inc.	472	12,135
Maui Land & Pineapple Co. Inc.[1]	350	12,131
Intellisync Corp.[1]	3,682	12,114
Princeton Review Inc. (The)[1]	1,402	12,113
Yadkin Valley Bank & Trust Co.	723	12,110
First United Corp.	525	12,096
Sierra Bancorp	796	12,059
First Citizens Banc Corp.	453	12,054
PAB Bankshares Inc.	944	11,989
Century Bancorp Inc. Class A	362	11,979
IXYS Corp.[1]	1,271	11,947
Merchants Bancshares Inc.	417	11,889
Virage Logic Corp.[1]	1,277	11,810
Raindance Communications Inc.[1]	4,141	11,802
Bruker BioSciences Corp.[1]	2,355	11,799
Security Bank Corp.	393	11,790
NASB Financial Inc.	295	11,735
Galyan’s Trading Co.[1]	1,165	11,720
Duratek Inc.[1]	736	11,710
Eastern Virginia Bankshares	505	11,630
Systemax Inc.[1]	2,198	11,605
Group 1 Software Inc.[1]	712	11,591
MAIR Holdings Inc.[1]	1,268	11,590
Technical Olympic USA Inc.[1]	360	11,520
Drexler Technology Corp.[1]	840	11,508
Flag Financial Corp.	898	11,503
Ampco-Pittsburgh Corp.	888	11,464
Roxio Inc.[1]	2,558	11,434
Heritage Financial Corp.	543	11,343
E-LOAN Inc.[1]	3,644	11,333
Ambassadors Group Inc.	458	11,326
Rex Stores Corp.[1]	715	11,254
TransMontaigne Inc.[1]	1,841	11,230
iGATE Corp.[1]	1,611	11,229
Shoe Carnival Inc.[1]	722	11,184
LNB Bancorp Inc.	542	11,176
ACLARA BioSciences Inc.[1]	2,827	11,082
Gerber Scientific Inc.[1]	1,629	11,077
Firstbank Corp.	416	11,066
Sanchez Computer Associates Inc.[1]	1,687	11,033
Financial Industries Corp.[1]	829	10,993
Northern States Financial Corp.	411	10,941
National Health Realty Inc.	582	10,872
Radiant Systems Inc.[1]	1,808	10,870
Pantry Inc. (The)[1]	541	10,777
Warwick Valley Telephone Co.	419	10,705
Third Wave Technologies Inc.[1]	2,322	10,704
Friedman’s Inc.	1,835	10,643
Martha Stewart Living Omnimedia Inc. Class A1	961	10,571
Cherokee Inc.	447	10,486
Omega Protein Corp.[1]	1,422	10,338
Exchange National Bancshares Inc.	326	10,334
Ingles Markets Inc. Class A	963	10,311
Wayne Bancorp Inc.	435	10,179
Pemstar Inc.[1]	2,780	10,147
Chronimed Inc.[1]	1,305	10,140
FNB Corp. (North Carolina)	472	10,058
First Federal Financial of Kentucky	382	10,047
Franklin Financial Corp.	317	10,005
Green Mountain Coffee Roasters Inc.[1]	492	9,919
Westfield Financial Inc.	402	9,897
Micro Therapeutics Inc.[1]	2,350	9,870
Alamo Group Inc.	564	9,808
Richardson Electronics Ltd.	806	9,761

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares	Value
NetRatings Inc.[1]	883	$9,757
SimpleTech Inc.[1]	2,039	9,685
Blount International Inc.[1]	967	9,670
Clean Harbors Inc.[1]	1,298	9,618
Hollis-Eden Pharmaceuticals[1]	994	9,592
Whitehall Jewellers Inc.[1]	1,049	9,588
Hampshire Group Ltd.[1]	310	9,449
Convera Corp.[1]	2,654	9,422
Arden Group Inc. Class A	124	9,362
Lannett Co. Inc.[1]	559	9,335
Synplicity Inc.[1]	1,294	9,317
Orleans Homebuilders Inc.[1]	384	9,235
Catapult Communications Corp.[1]	511	9,111
DigitalThink Inc.[1]	3,832	9,082
Specialty Laboratories Inc.[1]	837	9,040
APAC Customer Services Inc.[1]	3,020	8,909
Sigma Designs Inc.[1]	1,227	8,798
Finlay Enterprises Inc.[1]	484	8,717
Sun Bancorp Inc. (Pennsylvania)	447	8,717
Retractable Technologies Inc.[1]	1,383	8,685
United Capital Corp.	395	8,643
Ultimate Electronics Inc.[1]	1,317	8,600
Value Line Inc.	163	8,595
Digital Generation Systems Inc.[1]	5,656	8,541
TradeStation Group Inc.[1]	1,256	8,453
Petroleum Helicopters Inc.[1]	342	8,447
Liquidmetal Technologies[1]	2,643	8,431
Mothers Work Inc.[1]	316	8,421
National Beverage Corp.	882	8,397
Cholestech Corp.[1]	954	8,395
Centennial Communications Corp.[1]	1,239	8,376
Dover Motorsports Inc.	2,158	8,308
Greenbrier Companies Inc.[1]	489	8,259
Oneida Financial Corp.	586	8,204
Pacific Union Bank	279	8,189
Neoforma Inc.[1]	753	8,185
NYMAGIC Inc.	323	8,172
GTC Biotherapeutics Inc.[1]	3,537	7,781
Durect Corp.[1]	2,267	7,708
Sypris Solutions Inc.	449	7,633
Osteotech Inc.[1]	1,174	7,572
Repligen Corp.[1]	2,487	7,486
General Binding Corp.[1]	430	7,310
EMC Insurance Group Inc.	347	7,308
BRT Realty Trust	299	7,134
Restoration Hardware Inc.[1]	1,431	7,112
Price Legacy Corporation[1]	415	7,076
MarketWatch.com Inc.[1]	502	6,998
Acme Communications Inc.[1]	869	6,900
Mestek Inc.[1]	383	6,886
Dobson Communications Corp. Class A1	2,337	6,754
Modtech Holdings Inc.[1]	911	6,751
Crawford & Co. Class B	1,314	6,675
PC Connection Inc.[1]	835	6,588
Emerson Radio Corp.[1]	1,718	6,563
Hi-Tech Pharmacal Co.[1]	334	6,530
Boyds Collection Ltd. (The)[1]	2,599	6,523
Biopure Corp.[1]	4,125	6,517
AVI BioPharma Inc.[1]	2,122	6,430
Crown Media Holdings Inc.[1]	777	6,286
Carmike Cinemas Inc.[1]	168	6,262
Vital Images Inc.[1]	611	6,134
Medical Staffing Network Holdings Inc.[1]	775	6,099
Novoste Corp.[1]	1,781	6,038
Noland Co.	126	5,995
SAFLINK Corp.[1]	1,906	5,870
Horizon Offshore Inc.[1]	1,809	5,481
Sirna Therapeutics Inc.[1]	1,344	5,443
U.S. Xpress Enterprises Inc. Class A1	381	5,414
Interland Inc.[1]	1,285	5,307
InteliData Technologies Corp.[1]	4,272	5,297
ICT Group Inc.[1]	379	5,079
Metro One Telecommunications Inc.[1]	2,206	5,074
Cerus Corp.[1]	1,489	4,958
United PanAm Financial Corp.[1]	309	4,941
Optical Communication Products Inc.[1]	1,467	4,826
American Realty Investors Inc.[1]	497	4,776
Alteon Inc.[1]	2,503	4,505
Atari Inc.[1]	1,301	4,436
Oneida Ltd.	1,768	4,332
Nuance Communications Inc.[1]	615	4,028
Alliance Imaging Inc.[1]	1,000	3,900

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Wilsons The Leather Experts Inc.[1]	1,366	$3,811
Newtek Business Services Inc.[1]	503	2,616
Revlon Inc. Class A1	924	2,559
Dynacq Healthcare Inc.[1]	480	2,534
Hungarian Telephone and Cable Corp.[1]	255	2,318
Transcontinental Realty Investments Inc.[1]	127	1,843
Raytech Corp.[1]	525	1,512
RCN Corp.[1]	4,830	1,401
Redback Networks Inc.[1]	211	1,329
Sports Resorts International Inc.[1]	107	418
PetroCorp Inc.[2]	1,248	—
WilTel Communications Group Inc.[2]	2,213	—

TOTAL COMMON STOCKS (Cost: $1,492,749,783)		1,416,208,190

SHORT-TERM INVESTMENTS – 10.58%

MONEY MARKET FUNDS – 4.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	41,924,266	41,924,266
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	13,448,733	13,448,733
BlackRock Temp Cash Money Market Fund[3]	629,507	629,507
Short-Term Investment Co.- Liquid Assets Money Market Portfolio[3]	3,134,854	3,134,854

		59,137,360

FLOATING RATE NOTES – 2.10%

Beta Finance Inc.
1.05%, 05/20/04[3,5]	$611,306	611,294
1.05%, 09/15/04[3,5]	1,222,612	1,222,556
1.06%, 10/12/04[3,5]	611,306	611,274
1.14%, 08/23/04[3,5]	611,306	611,512
CC USA Inc.
1.05%, 04/19/04[3,5]	537,949	537,948
1.06%, 05/24/04[3,5]	1,222,612	1,222,594
1.09%, 07/15/04[3,5]	611,306	611,369
1.51%, 02/15/05[3,5]	794,698	795,803

Security	Principal	Value
Dorada Finance Inc.
1.04%, 07/01/04[3]	$427,914	$426,789
1.05%, 05/20/04[3,5]	1,222,612	1,222,587
1.24%, 08/09/04[3]	305,653	305,637
1.48%, 01/18/05[3,5]	916,959	916,923
Five Finance Inc.
1.06%, 04/15/04[3,5]	611,306	611,306
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	1,222,612	1,222,612
Holmes Financing PLC
1.05%, 04/15/04[3]	122,261	122,262
K2 USA LLC
1.05%, 08/16/04[3,5]	305,653	305,636
1.05%, 09/27/04[3,5]	1,320,421	1,320,324
1.06%, 04/13/04[3]	611,306	611,305
1.06%, 05/17/04[3]	611,306	611,303
1.46%, 01/12/05[3,5]	611,306	611,258
Links Finance LLC
1.05%, 06/28/04[3]	611,306	611,277
1.06%, 05/04/04[3]	611,306	611,303
1.06%, 07/20/04[3]	489,045	489,015
Nationwide Building Society
1.09%, 07/23/04[3,5]	916,959	916,959
1.11%, 12/28/04[3,5]	1,222,612	1,222,612
Northern Rock PLC
1.11%, 01/13/05[3,5]	1,161,481	1,161,481
Permanent Financing PLC
1.04%, 03/10/05[3]	1,222,612	1,222,612
1.05%, 12/10/04[3]	611,306	611,306
Sigma Finance Inc.
1.05%, 07/01/04[3]	611,306	611,268
1.06%, 07/20/04[3]	611,306	611,269
1.09%, 10/07/04[3]	1,222,612	1,222,486
1.24%, 08/06/04[3]	305,653	305,642
Tango Finance Corp.
1.05%, 01/18/05[3,5]	537,949	537,906
1.06%, 07/15/04[3,5]	366,784	366,749
1.07%, 02/25/05[3,5]	684,663	684,539
1.10%, 07/06/04[3,5]	366,784	366,774

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Principal	Value
WhistleJacket Capital LLC
1.05%, 09/15/04[3,5]	$611,306	$611,250
1.32%, 02/04/05[3,5]	305,653	305,602
White Pine Finance LLC
1.04%, 08/26/04[3,5]	611,306	611,268
1.05%, 11/15/04[3,5]	733,567	733,567
1.06%, 04/20/04[3,5]	611,306	611,306
1.06%, 07/06/04[3,5]	733,567	733,549

		29,672,032

COMMERCIAL PAPER – 1.93%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	574,628	574,414
1.03%, 04/20/04[3]	611,306	610,974
1.03%, 04/23/04[3]	721,341	720,887
1.03%, 04/26/04[3]	611,306	610,869
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	495,158	494,677
Barton Capital Corp.
1.03%, 04/02/04[3]	637,091	637,073
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	366,784	366,555
1.03%, 05/21/04[3]	611,306	610,432
Corporate Asset Funding
1.05%, 05/21/04[3]	635,758	634,836
Corporate Receivables Corp.
1.03%, 04/07/04[3]	611,306	611,201
1.04%, 06/03/04[3]	1,222,612	1,220,387
Delaware Funding Corp.
1.03%, 04/02/04[3]	611,306	611,289
1.03%, 05/05/04[3]	917,974	917,081
1.03%, 05/21/04[3]	305,653	305,216
Edison Asset Securitization
1.07%, 09/21/04[3]	611,306	608,163
Eureka Securitization Inc.
1.03%, 05/25/04[3]	244,522	244,145
1.04%, 04/14/04[3]	733,567	733,292
Falcon Asset Securitization
1.03%, 04/15/04[3]	734,704	734,410
1.03%, 04/22/04[3]	721,341	720,908
1.03%, 04/30/04[3]	611,306	610,799
Galaxy Funding Inc.
1.05%, 05/17/04[3]	611,306	610,490
Gemini Securitization Corp.
1.03%, 04/20/04[3]	367,028	366,829
1.03%, 04/23/04[3]	706,511	706,066
1.03%, 04/30/04[3]	428,440	428,084
1.03%, 05/24/04[3]	305,653	305,190
1.04%, 04/19/04[3]	305,653	305,494
GIRO Funding US Corp.
1.05%, 05/19/04[3]	305,653	305,226
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	1,222,612	1,222,087
1.03%, 04/19/04[3]	1,650,526	1,649,677
1.03%, 04/28/04[3]	733,567	733,001
1.03%, 04/30/04[3]	1,041,360	1,040,496
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	428,354	428,268
1.05%, 04/05/04[3]	495,158	495,100
Polonius Inc.
1.04%, 05/21/04[3]	707,281	706,259
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	1,283,743	1,283,082
1.04%, 04/23/04[3]	1,406,004	1,405,110
1.04%, 05/20/04[3]	305,653	305,220
Receivables Capital Corp.
1.04%, 04/14/04[3]	537,949	537,747
Scaldis Capital LLC
1.05%, 06/30/04[3]	437,695	436,546
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	611,306	610,992
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	388,852	388,652
1.04%, 04/29/04[3]	550,664	550,219

		27,397,443

TIME DEPOSITS – 1.65%

Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	4,279,134	4,279,134
1.33%, 02/10/05[3]	611,306	611,227
1.39%, 02/02/05[3]	611,306	611,229
1.40%, 10/25/04[3]	1,222,612	1,222,508

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2004

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[3]	$1,222,612	$1,222,540
Bank of Nova Scotia
1.24%, 10/07/04[3]	916,959	916,912
1.42%, 10/29/04[3]	916,959	916,999
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	916,959	916,888
1.38%, 11/22/04[3]	305,653	305,668
1.40%, 10/29/04[3]	1,222,612	1,222,595
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	1,833,918	1,833,918
Toronto-Dominion Bank
1.04%, 06/22/04[3]	305,653	305,653
1.22%, 03/23/05[3]	2,139,571	2,139,205
1.34%, 02/10/05[3]	489,045	488,982
1.41%, 11/01/04[3]	916,959	916,905
UBS Finance (Delaware)
1.06%, 04/01/04[3]	2,445,224	2,445,224
1.10%, 09/08/04[3]	1,222,612	1,216,635
1.11%, 12/17/04[3]	1,833,918	1,819,216

		23,391,438
REPURCHASE AGREEMENTS – 0.52%

Bank of America, NA
1.06%, 04/01/04[3]	2,445,224	2,445,224
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	4,890,448	4,890,448

		7,335,672
U.S. GOVERNMENT AGENCY NOTES – 0.21%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	916,959	915,758
1.28%, 08/19/04[3]	489,045	486,610
Federal National Mortgage Association
1.28%, 08/20/04[3]	1,589,396	1,581,428

		2,983,796

TOTAL SHORT-TERM INVESTMENTS (Cost: $149,917,741)		149,917,741

TOTAL INVESTMENTS IN SECURITIES – 110.50% (Cost $1,642,667,524)		1,566,125,931
Other Assets, Less Liabilities – (10.50%)		(148,778,199)

NET ASSETS – 100.00%		$1,417,347,732

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.93%

General Electric Co.	193,885	$5,917,370
Pfizer Inc.	153,145	5,367,732
Microsoft Corp.	173,478	4,331,746
Intel Corp.	126,731	3,447,083
Cisco Systems Inc.[1]	136,127	3,201,707
Wal-Mart Stores Inc.	51,546	3,076,781
Johnson & Johnson	57,577	2,920,305
Coca-Cola Co. (The)	35,439	1,782,582
Procter & Gamble Co.	16,039	1,682,170
Home Depot Inc.	44,466	1,661,250
American International Group Inc.	22,693	1,619,146
PepsiCo Inc.	29,507	1,588,952
Dell Inc.[1]	44,154	1,484,457
Amgen Inc.[1]	24,983	1,453,261
International Business Machines Corp.	15,661	1,438,306
Fannie Mae	18,982	1,411,312
Lilly (Eli) & Co.	18,693	1,250,562
Abbott Laboratories	30,249	1,243,234
Medtronic Inc.	23,630	1,128,333
3M Co.	13,419	1,098,614
QUALCOMM Inc.	15,333	1,018,418
Texas Instruments Inc.	33,588	981,441
Oracle Corp.[1]	75,250	903,753
American Express Co.	16,604	860,917
Wyeth	22,731	853,549
Merck & Co. Inc.	19,195	848,227
Lowe’s Companies Inc.	14,753	828,086
Anheuser-Busch Companies Inc.	16,187	825,537
Target Corp.	17,636	794,325
First Data Corp.	17,922	755,592
UnitedHealth Group Inc.	11,521	742,413
United Parcel Service Inc. Class B	9,953	695,118
Applied Materials Inc.[1]	32,025	684,694
Walgreen Co.	19,838	653,662
EMC Corp.[1]	45,659	621,419
Cardinal Health Inc.	8,656	596,398
eBay Inc.[1]	8,104	561,850
Fifth Third Bancorp	9,717	538,030
Boston Scientific Corp.[1]	12,521	530,640
Comcast Corp. Class A1	18,242	524,275
Boeing Co. (The)	12,731	522,862
Colgate-Palmolive Co.	9,309	512,926
Yahoo! Inc.[1]	10,444	507,474
Altria Group Inc.	9,232	502,682
Sysco Corp.	12,596	491,874
Marsh & McLennan Companies Inc.	10,386	480,872
Gillette Co. (The)	12,177	476,121
Forest Laboratories Inc.[1]	6,643	475,772
Viacom Inc. Class B	11,873	465,540
Automatic Data Processing Inc.	10,991	461,622
Bristol-Myers Squibb Co.	18,840	456,493
MBNA Corp.	15,476	427,602
Genentech Inc.[1]	3,975	420,634
Nextel Communications Inc. Class A1	16,860	416,948
Guidant Corp.	5,972	378,446
Baxter International Inc.	11,589	357,984
Zimmer Holdings Inc.[1]	4,703	346,987
United Technologies Corp.	3,995	344,769
Analog Devices Inc.	7,054	338,663
SLM Corp.	7,983	334,089
Progressive Corp. (The)	3,779	331,040
Motorola Inc.	18,453	324,773
Biogen Idec Inc.[1]	5,706	317,254
Harley-Davidson Inc.	5,894	314,386
WellPoint Health Networks Inc.[1]	2,693	306,248
HCA Inc.	7,509	305,016
International Game Technology Inc.	6,593	296,421
Maxim Integrated Products Inc.	6,282	295,819
Omnicom Group Inc.	3,672	294,678
Starbucks Corp.[1]	7,534	284,409
Gap Inc. (The)	12,731	279,064
Symantec Corp.[1]	6,024	278,911
Kohls Corp.[1]	5,539	267,700
Best Buy Co. Inc.	5,097	263,617
AT&T Wireless Services Inc.[1]	19,339	263,204
Caremark Rx Inc.[1]	7,772	258,413
Illinois Tool Works Inc.	3,243	256,943
AFLAC Inc.	6,303	253,002
St. Jude Medical Inc.[1]	3,469	250,115
Walt Disney Co. (The)	10,005	250,025
Nike Inc. Class B	3,176	247,315

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Xilinx Inc.[1]	6,500	$247,000
Staples Inc.[1]	9,618	244,201
TJX Companies Inc.	9,940	244,126
McGraw-Hill Companies Inc. (The)	3,189	242,810
Bed Bath & Beyond Inc.[1]	5,763	240,663
Stryker Corp.	2,699	238,942
Schwab (Charles) Corp. (The)	20,441	237,320
Electronic Arts Inc.[1]	4,336	233,971
Halliburton Co.	7,670	233,091
Gilead Sciences Inc.[1]	4,116	229,549
Paychex Inc.	6,435	229,086
Linear Technology Corp.	6,056	224,193
Newmont Mining Corp.	4,777	222,752
Capital One Financial Corp.	2,899	218,672
Veritas Software Corp.[1]	8,032	216,141
Apollo Group Inc. Class A1	2,493	214,672
Yum! Brands Inc.[1]	5,648	214,568
Allergan Inc.	2,520	212,083
Lexmark International Inc.[1]	2,276	209,392
Liberty Media Corp. Class A1	18,916	207,130
Clear Channel Communications Inc.	4,725	200,104
Danaher Corp.	2,081	194,303
InterActiveCorp[1]	6,095	192,541
Biomet Inc.	4,981	191,071
Waste Management Inc.	6,318	190,677
Becton, Dickinson & Co.	3,904	189,266
Kimberly-Clark Corp.	2,992	188,795
Computer Associates International Inc.	7,009	188,262
KLA-Tencor Corp.[1]	3,720	187,302
Amazon.com Inc.[1]	4,253	184,070
Baker Hughes Inc.	5,020	183,130
Freddie Mac	3,062	180,842
Block (H & R) Inc.	3,466	176,870
Adobe Systems Inc.	4,485	176,844
Genzyme Corp.[1]	3,717	174,848
General Mills Inc.	3,668	171,222
Moody’s Corp.	2,400	169,920
Juniper Networks Inc.[1]	6,416	166,880
FedEx Corp.	2,214	166,404
Broadcom Corp. Class A1	4,241	166,120
Intuit Inc.[1]	3,548	159,234
Mattel Inc.	8,504	156,814
Wrigley (William Jr.) Co.	2,594	153,357
Altera Corp.[1]	7,433	152,005
Corning Inc.[1]	13,332	149,052
Coach Inc.[1]	3,547	145,392
EchoStar Communications Corp.[1]	4,390	143,772
SunGard Data Systems Inc.[1]	5,091	139,493
Southwest Airlines Co.	9,704	137,894
Sprint Corp. (PCS Group)[1]	14,974	137,761
American Standard Companies Inc.[1]	1,185	134,794
Sara Lee Corp.	6,124	133,871
National Semiconductor Corp.[1]	2,962	131,602
Pitney Bowes Inc.	3,079	131,196
Synovus Financial Corp.	5,334	130,416
ITT Industries Inc.	1,668	127,318
Network Appliance Inc.[1]	5,934	127,284
Costco Wholesale Corp.[1]	3,366	126,427
Fiserv Inc.[1]	3,527	126,161
BJ Services Co.[1]	2,864	123,925
Mylan Laboratories Inc.	5,327	121,083
Freeport-McMoRan Copper & Gold Inc.	2,958	115,628
Quest Diagnostics Inc.	1,393	115,382
Avery Dennison Corp.	1,849	115,026
MedImmune Inc.[1]	4,924	113,646
Varian Medical Systems Inc.[1]	1,314	113,411
Mellon Financial Corp.	3,587	112,237
Wells Fargo & Company	1,973	111,810
Cendant Corp.	4,486	109,414
Anadarko Petroleum Corp.	2,102	109,010
IMS Health Inc.	4,673	108,694
Dollar General Corp.	5,596	107,443
RadioShack Corp.	3,238	107,372
DIRECTV Group Inc. (The)[1]	6,966	107,137
Health Management Associates Inc. Class A	4,578	106,255
JDS Uniphase Corp.[1]	25,989	105,775
Heinz (H.J.) Co.	2,819	105,121
Ecolab Inc.	3,647	104,049
Career Education Corp.[1]	1,837	104,048
Family Dollar Stores Inc.	2,889	103,860
AutoZone Inc.[1]	1,206	103,680

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Microchip Technology Inc.	3,899	$103,557
Laboratory Corp. of America Holdings[1]	2,626	103,071
Cintas Corp.	2,369	103,028
EOG Resources Inc.	2,210	101,417
Affiliated Computer Services Inc. Class A1	1,917	99,492
Morgan Stanley	1,733	99,301
Legg Mason Inc.	1,064	98,718
Waters Corp.[1]	2,407	98,302
Agere Systems Inc. Class B1	31,427	98,052
Aetna Inc.	1,078	96,718
Anthem Inc.[1]	1,065	96,532
Marriott International Inc. Class A	2,210	94,036
Kinder Morgan Inc.	1,483	93,459
BEA Systems Inc.[1]	7,262	92,663
Kellogg Co.	2,326	91,272
Ross Stores Inc.	2,968	90,850
McKesson Corp.	3,012	90,631
Express Scripts Inc.[1]	1,192	88,911
Bard (C.R.) Inc.	896	87,485
Univision Communications Inc. Class A1	2,635	86,981
Du Pont (E.I.) de Nemours and Co.	2,059	86,931
Black & Decker Corp.	1,496	85,182
Masco Corp.	2,787	84,836
New York Community Bancorp Inc.	2,461	84,363
Teradyne Inc.[1]	3,539	84,334
Sealed Air Corp.[1]	1,667	82,900
Clorox Co.	1,694	82,854
Patterson Dental Co.[1]	1,197	82,126
Tiffany & Co.	2,150	82,066
Lockheed Martin Corp.	1,793	81,833
Estee Lauder Companies Inc. Class A	1,815	80,477
Hershey Foods Corp.	967	80,116
Oxford Health Plans Inc.	1,635	79,870
BMC Software Inc.[1]	4,066	79,490
Medco Health Solutions Inc.[1]	2,332	79,288
New York Times Co. Class A	1,791	79,162
Newell Rubbermaid Inc.	3,402	78,926
Emerson Electric Co.	1,311	78,555
Micron Technology Inc.[1]	4,692	78,403
NVIDIA Corp.[1]	2,957	78,331
Chico’s FAS Inc.[1]	1,682	78,045
Jabil Circuit Inc.[1]	2,649	77,960
Harman International Industries Inc.	974	77,530
CDW Corp.	1,135	76,737
Synopsys Inc.[1]	2,644	76,570
T. Rowe Price Group Inc.	1,421	76,492
Dun & Bradstreet Corp.[1]	1,429	76,451
Bank of New York Co. Inc. (The)	2,418	76,167
SanDisk Corp.[1]	2,682	76,088
Pepsi Bottling Group Inc.	2,557	76,071
Chiron Corp.[1]	1,725	75,917
Expeditors International Washington Inc.	1,922	75,900
Celgene Corp.[1]	1,586	75,573
Novellus Systems Inc.[1]	2,342	74,452
Commerce Bancorp Inc.	1,127	74,247
PETsMART Inc.	2,690	73,329
Brinker International Inc.[1]	1,916	72,674
Whole Foods Market Inc.	965	72,327
Harrah’s Entertainment Inc.	1,314	72,125
Sepracor Inc.[1]	1,485	71,429
Dow Chemical Co. (The)	1,757	70,772
Praxair Inc.	1,898	70,454
Citrix Systems Inc.[1]	3,254	70,351
DENTSPLY International Inc.	1,555	68,933
Smith International Inc.[1]	1,277	68,332
Dollar Tree Stores Inc.[1]	2,211	68,298
AES Corp. (The)[1]	7,981	68,078
Molex Inc.	2,238	68,013
Ameritrade Holding Corp.[1]	4,372	67,329
Applera Corp. - Applied Biosystems Group	3,402	67,292
Robert Half International Inc.[1]	2,808	66,325
Mercury Interactive Corp.[1]	1,470	65,856
Beckman Coulter Inc.	1,206	65,775
Darden Restaurants Inc.	2,628	65,148
Lam Research Corp.[1]	2,556	64,437
Fastenal Co.	1,177	63,193
Ball Corp.	931	63,103
Gentex Corp.	1,444	62,641

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Barr Pharmaceuticals Inc.[1]	1,360	$62,424
DST Systems Inc.[1]	1,374	62,311
Unisys Corp.[1]	4,326	61,775
Scripps (E.W.) Co. Class A	607	61,374
Abercrombie & Fitch Co. Class A	1,811	61,284
QLogic Corp.[1]	1,849	61,035
McCormick & Co. Inc.	1,794	60,135
AmerisourceBergen Corp.	1,099	60,093
ChoicePoint Inc.[1]	1,569	59,669
IVAX Corp.[1]	2,593	59,043
Gallagher (Arthur J.) & Co.	1,790	58,300
Corinthian Colleges Inc.[1]	1,752	57,921
Lincare Holdings Inc.[1]	1,843	57,907
Cephalon Inc.[1]	1,010	57,883
CarMax Inc.[1]	1,977	57,728
Doral Financial Corp.	1,638	57,658
Phelps Dodge Corp.[1]	706	57,652
CH Robinson Worldwide Inc.	1,388	57,602
Red Hat Inc.[1]	2,509	57,356
XTO Energy Inc.	2,271	57,326
PMC-Sierra Inc.[1]	3,355	56,934
Patterson-UTI Energy Inc.[1]	1,601	56,691
Coventry Health Care Inc.[1]	1,325	56,087
Equifax Inc.	2,171	56,055
Cognizant Technology Solutions Corp.[1]	1,230	55,657
Iron Mountain Inc.[1]	1,242	55,430
GTECH Holdings Corp.	931	55,059
Williams-Sonoma Inc.[1]	1,601	54,754
Rockwell Collins Inc.	1,723	54,464
Manpower Inc.	1,167	54,266
Avon Products Inc.	708	53,716
DaVita Inc.[1]	1,122	53,575
Symbol Technologies Inc.	3,849	53,116
Eaton Vance Corp.	1,376	52,453
Campbell Soup Co.	1,918	52,304
Siebel Systems Inc.[1]	4,490	51,680
Investors Financial Services Corp.	1,250	51,650
Hilton Hotels Corp.	3,173	51,561
Zebra Technologies Corp. Class A1	730	50,640
Michaels Stores Inc.	1,031	50,127
Sanmina-SCI Corp.[1]	4,549	50,084
Conexant Systems Inc.[1]	8,119	50,013
Westwood One Inc.[1]	1,685	49,623
Fisher Scientific International Inc.[1]	896	49,316
Cytyc Corp.[1]	2,213	49,239
ImClone Systems Inc.[1]	966	49,131
Rambus Inc.[1]	1,751	49,081
Monster Worldwide Inc.[1]	1,856	48,627
VeriSign Inc.[1]	2,898	48,078
PeopleSoft Inc.[1]	2,577	47,649
L-3 Communications Holdings Inc.	801	47,643
Network Associates Inc.[1]	2,638	47,484
Maytag Corp.	1,494	47,166
NVR Inc.[1]	101	46,460
Lamar Advertising Co.[1]	1,148	46,173
SEI Investment Co.	1,389	45,837
Fair Isaac Corp.	1,251	45,136
Federated Investors Inc. Class B	1,420	44,631
E*TRADE Financial Corp.[1]	3,343	44,629
JetBlue Airways Corp.[1]	1,763	44,586
Applebee’s International Inc.	1,075	44,451
Centex Corp.	820	44,329
UTStarcom Inc.[1]	1,530	44,003
Millipore Corp.[1]	856	43,981
WebMD Corp.[1]	4,937	43,890
NetScreen Technologies Inc.[1]	1,197	43,607
Outback Steakhouse Inc.	889	43,294
Millennium Pharmaceuticals Inc.[1]	2,523	42,639
Western Digital Corp.[1]	3,766	42,292
Chesapeake Energy Corp.	3,150	42,210
TCF Financial Corp.	822	41,980
Amylin Pharmaceuticals Inc.[1]	1,753	41,529
Covance Inc.[1]	1,196	41,190
MGI Pharma Inc.[1]	668	40,922
Cheesecake Factory (The)[1]	886	40,871
Fox Entertainment Group Inc. Class A1	1,507	40,840
Cox Communications Inc. Class A1	1,262	39,879
Advanced Micro Devices Inc.[1]	2,454	39,828
Dow Jones & Co. Inc.	831	39,813
Pall Corp.	1,749	39,685
Omnicare Inc.	891	39,498
Medicis Pharmaceutical Corp. Class A	982	39,280

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Krispy Kreme Doughnuts Inc.[1]	1,136	$39,010
Universal Health Services Inc. Class B	846	38,975
Solectron Corp.[1]	7,035	38,904
Brown & Brown Inc.	1,003	38,876
Charles River Laboratories International Inc.[1]	907	38,865
NBTY Inc.[1]	1,038	38,593
Advance Auto Parts Inc.[1]	936	38,067
Pharmaceutical Resources Inc.[1]	667	37,926
Rent-A-Center Inc.[1]	1,142	37,675
Polaris Industries Inc.	824	37,443
Education Management Corp.[1]	1,169	37,209
Jacobs Engineering Group Inc.[1]	834	37,196
Graco Inc.	1,277	37,159
First Health Group Corp.[1]	1,698	37,118
Novell Inc.[1]	3,252	37,008
Pactiv Corp.[1]	1,660	36,935
Accredo Health Inc.[1]	968	36,881
Affymetrix Inc.[1]	1,090	36,787
Edwards Lifesciences Corp.[1]	1,150	36,742
Cooper Cameron Corp.[1]	833	36,694
Starwood Hotels & Resorts Worldwide Inc.	906	36,693
Tribune Co.	727	36,670
Ruby Tuesday Inc.	1,137	36,555
Waddell & Reed Financial Inc. Class A	1,490	36,535
Herman Miller Inc.	1,370	36,483
ARAMARK Corp. Class B	1,325	36,318
Reynolds & Reynolds Co. (The) Class A	1,264	35,910
Certegy Inc.	1,019	35,685
Lehman Brothers Holdings Inc.	427	35,385
Respironics Inc.[1]	654	35,329
Donaldson Co. Inc.	1,330	35,285
Getty Images Inc.[1]	651	35,141
Henry Schein Inc.[1]	491	35,067
Foundry Networks Inc.[1]	2,042	35,061
Cooper Companies Inc.	645	34,830
Stericycle Inc.[1]	726	34,746
IDEXX Laboratories Inc.[1]	605	34,406
State Street Corp.	660	34,406
Leggett & Platt Inc.	1,439	34,119
Corporate Executive Board Co. (The)	716	33,652
Weight Watchers International Inc.[1]	792	33,478
Sigma-Aldrich Corp.	604	33,425
BISYS Group Inc. (The)[1]	1,989	33,336
Rite Aid Corp.[1]	6,127	33,331
Friedman, Billings, Ramsey Group, Inc. Class A	1,221	32,955
Health Net Inc.[1]	1,317	32,833
DeVry Inc.[1]	1,087	32,773
Steris Corp.[1]	1,260	32,508
Pacific Sunwear of California Inc.[1]	1,322	32,442
TECHNE Corp.[1]	788	32,158
Station Casinos Inc.	727	32,112
Autoliv Inc.	783	32,103
IMC Global Inc.	2,226	31,832
Entercom Communications Corp.[1]	702	31,780
Silicon Laboratories Inc.[1]	595	31,464
Popular Inc.	729	31,420
North Fork Bancorp Inc.	742	31,401
International Flavors & Fragrances Inc.	884	31,382
Xerox Corp.[1]	2,152	31,355
Pier 1 Imports Inc.	1,321	31,308
Oshkosh Truck Corp.	556	30,969
UCBH Holdings Inc.	773	30,951
Take-Two Interactive Software Inc.[1]	840	30,895
Claire’s Stores Inc.	1,472	30,676
Cree Inc.[1]	1,371	30,573
Hyperion Solutions Corp.[1]	737	30,549
Integrated Circuit Systems Inc.[1]	1,213	30,361
Alliant Techsystems Inc.[1]	556	30,246
Cablevision Systems Corp.[1]	1,319	30,179
ResMed Inc.[1]	667	30,142
Protein Design Labs Inc.[1]	1,259	29,989
Plantronics Inc.[1]	819	29,984
Titan Corp. (The)[1]	1,480	29,881
Brink’s Co. (The)	1,082	29,842
Vitesse Semiconductor Corp.[1]	4,198	29,764
Mettler Toledo International Inc.[1]	669	29,704
Gen-Probe Inc.[1]	886	29,601
Evergreen Resources Inc.[1]	857	29,438
Novastar Financial Inc.	446	29,414

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
FMC Technologies Inc.[1]	1,087	$29,382
Mandalay Resort Group	510	29,203
Alliance Gaming Corp.[1]	907	29,142
National Instruments Corp.	925	29,101
Providian Financial Corp.[1]	2,220	29,082
Affiliated Managers Group Inc.[1]	533	29,064
INAMED Corp.[1]	543	28,931
Cymer Inc.[1]	748	28,880
Pharmaceutical Product Development Inc.[1]	967	28,807
ENSCO International Inc.	1,019	28,705
Western Wireless Corp. Class A1	1,209	28,254
Roper Industries Inc.	585	28,226
Apria Healthcare Group Inc.[1]	938	28,084
Dade Behring Holdings Inc.[1]	627	27,889
Grant Prideco Inc.[1]	1,798	27,869
Andrx Group[1]	1,024	27,853
Dover Corp.	717	27,798
OSI Pharmaceuticals Inc.[1]	722	27,725
Pediatrix Medical Group Inc.[1]	440	27,720
Couer d’Alene Mines Corp.[1]	3,933	27,531
Medicines Co. (The)[1]	853	27,475
Cypress Semiconductor Corp.[1]	1,336	27,348
Navistar International Corp.[1]	593	27,189
Amkor Technology Inc.[1]	1,856	27,153
RF Micro Devices Inc.[1]	3,201	27,080
Martek Biosciences Corp.[1]	475	27,075
Comverse Technology Inc.[1]	1,490	27,029
Sonic Corp.[1]	787	26,978
Avid Technology Inc.[1]	584	26,940
Wiley (John) & Sons Inc. Class A	899	26,907
St. Joe Company (The)	660	26,855
W Holding Co. Inc.	1,436	26,839
International Rectifier Corp.[1]	580	26,674
Allied Waste Industries Inc.[1]	1,991	26,500
Tellabs Inc.[1]	3,069	26,485
Pixar Inc.[1]	410	26,429
NII Holdings Inc. Class B1	753	26,378
Ask Jeeves Inc.[1]	737	26,333
P.F. Chang’s China Bistro Inc.[1]	521	26,212
Ceridian Corp.[1]	1,328	26,175
Coca-Cola Enterprises Inc.	1,079	26,079
ITT Educational Services Inc.[1]	831	25,927
Onyx Pharmaceuticals Inc.[1]	640	25,894
Qwest Communications International Inc.[1]	5,990	25,817
ADTRAN Inc.	859	25,796
Sybase Inc.[1]	1,222	25,650
Strayer Education Inc.	219	25,616
Nektar Therapeutics[1]	1,184	25,551
University of Phoenix Online[1]	293	25,497
Intersil Corp. Class A	1,141	25,433
Henry (Jack) & Associates Inc.	1,315	25,327
Akamai Technologies Inc.[1]	1,926	25,308
Macromedia Inc.[1]	1,256	25,208
LSI Logic Corp.[1]	2,698	25,199
LifePoint Hospitals Inc.[1]	776	25,096
Cerner Corp.[1]	553	24,990
Tularik Inc.[1]	1,012	24,845
Varian Semiconductor Equipment Associates Inc.[1]	589	24,738
Semtech Corp.[1]	1,076	24,565
Mohawk Industries Inc.[1]	298	24,540
Quiksilver Inc.[1]	1,123	24,538
Patina Oil & Gas Corp.	930	24,413
Renal Care Group Inc.[1]	528	24,161
Hilb, Rogal & Hamilton Co.	633	24,117
Rowan Companies Inc.[1]	1,142	24,085
Varian Inc.[1]	598	24,022
National-Oilwell Inc.[1]	849	24,010
O’Reilly Automotive Inc.[1]	598	23,944
Harte-Hanks Inc.	1,022	23,935
AMR Corp.[1]	1,878	23,907
Ligand Pharmaceuticals Inc. Class B1	1,187	23,859
Hot Topic Inc.[1]	901	23,831
Sylvan Learning Systems Inc.[1]	678	23,805
Avocent Corp.[1]	647	23,803
OmniVision Technologies Inc.[1]	860	23,487
Emulex Corp.[1]	1,098	23,376
CACI International Inc. Class A1	541	23,263
New Century Financial Corp.	479	23,260
BlackRock Inc.	376	23,000

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
International Speedway Corp. Class A	489	$22,983
Varco International Inc.[1]	1,274	22,945
Storage Technology Corp.[1]	824	22,932
SCP Pool Corp.[1]	615	22,915
East West Bancorp Inc.	407	22,792
Church & Dwight Co. Inc.	525	22,738
AMERIGROUP Corp.[1]	496	22,667
Trimble Navigation Ltd.[1]	987	22,632
Toro Co.	360	22,320
Unit Corporation[1]	811	22,238
Mentor Corp.	736	22,154
Southwest Bancorp of Texas Inc.	586	22,110
CIENA Corp.[1]	4,430	22,017
Cognex Corp.	655	21,779
Panera Bread Co. Class A1	556	21,640
Amphenol Corp. Class A1	728	21,622
Waste Connections Inc.[1]	543	21,611
Atmel Corp.[1]	3,323	21,599
SouthTrust Corp.	650	21,554
Whirlpool Corp.	312	21,487
Telik Inc.[1]	800	21,472
Global Payments Inc.	476	21,458
Flir Systems Inc.[1]	562	21,423
ADC Telecommunications Inc.[1]	7,373	21,382
Telephone & Data Systems Inc.	301	21,332
CEC Entertainment Inc.[1]	614	21,288
Washington Post Company (The) Class B	24	21,226
Urban Outfitters Inc.[1]	439	21,098
King Pharmaceuticals Inc.[1]	1,244	20,949
CBRL Group Inc.	526	20,851
Newfield Exploration Co.[1]	434	20,802
Alkermes Inc.[1]	1,296	20,723
Hillenbrand Industries Inc.	305	20,706
PETCO Animal Supplies Inc.[1]	734	20,684
F5 Networks Inc.[1]	608	20,581
Tractor Supply Co.[1]	531	20,560
Pennsylvania Real Estate Investment Trust	544	20,487
Timberland Co. Class A1	343	20,391
American Tower Corp. Class A1	1,785	20,260
Landstar System Inc.[1]	494	20,224
Maverick Tube Corp.[1]	857	20,182
Andrew Corp.[1]	1,146	20,055
Mentor Graphics Corp.[1]	1,124	20,030
Performance Food Group Co.[1]	582	19,992
Bio-Rad Laboratories Inc. Class A1	354	19,955
Noble Energy Inc.	421	19,829
NDCHealth Corp.	727	19,738
Marvel Enterprises Inc.[1]	1,028	19,718
Thor Industries Inc.	734	19,715
Skyworks Solutions Inc.[1]	1,689	19,694
Kroll Inc.[1]	731	19,627
Tetra Tech Inc.[1]	912	19,572
Energizer Holdings Inc.[1]	419	19,563
CNET Networks Inc.[1]	1,891	19,534
Vicuron Pharmaceuticals Inc.[1]	856	19,474
Fairchild Semiconductor International Inc. Class A1	807	19,392
Key Energy Services Inc.[1]	1,757	19,327
VCA Antech Inc.[1]	537	19,133
RSA Security Inc.[1]	1,017	19,109
Fred’s Inc.	786	19,076
FileNET Corp.[1]	715	19,055
Viad Corp.	782	18,901
Brocade Communications Systems Inc.[1]	2,829	18,841
Triad Hospitals Inc.[1]	607	18,708
InterDigital Communications Corp.[1]	1,069	18,686
TrustCo Bank Corp. NY	1,385	18,642
Airtran Holdings Inc.[1]	1,568	18,628
Dionex Corp.[1]	352	18,586
Regis Corp.	417	18,531
Cadence Design Systems Inc.[1]	1,247	18,381
Parametric Technology Corp.[1]	4,066	18,378
MGM Mirage[1]	404	18,317
Meredith Corp.	360	18,202
CLARCOR Inc.	412	18,190
Cost Plus Inc.[1]	435	18,161
Lexar Media Inc.[1]	1,096	18,150
Hudson City Bancorp Inc.	478	18,088
Texas Regional Bancshares Inc. Class A	423	17,999
Kronos Inc.[1]	552	17,957

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Engineered Support Systems Inc.	367	$17,906
Wintrust Financial Corp.	367	17,847
Commonwealth Telephone Enterprises Inc.[1]	435	17,839
Tekelec[1]	1,075	17,834
Matthews International Corp. Class A	535	17,762
AtheroGenics Inc.[1]	776	17,747
CheckFree Corp.[1]	601	17,705
NPS Pharmaceuticals Inc.[1]	620	17,701
HON Industries Inc.	476	17,688
Harris Corp.	364	17,621
99 Cents Only Stores[1]	721	17,607
PerkinElmer Inc.	851	17,607
Del Monte Foods Co.[1]	1,560	17,550
Sybron Dental Specialties Inc.[1]	644	17,549
Nextel Partners Inc. Class A1	1,385	17,534
CSG Systems International Inc.[1]	1,017	17,472
United Natural Foods Inc.[1]	361	17,360
Acxiom Corp.	788	17,304
Inveresk Research Group Inc.[1]	607	17,251
Tenet Healthcare Corp.[1]	1,540	17,186
Thermo Electron Corp.[1]	606	17,138
Endo Pharmaceuticals Holdings Inc.[1]	701	17,118
HCC Insurance Holdings Inc.	528	17,070
Penn National Gaming Inc.[1]	591	17,003
Align Technology Inc.[1]	894	16,995
Markel Corp.[1]	59	16,986
Headwaters Inc.[1]	652	16,704
MacDermid Inc.	474	16,680
Human Genome Sciences Inc.[1]	1,329	16,652
Fossil Inc.[1]	499	16,642
CAL Dive International Inc.[1]	644	16,635
Eon Labs Inc.[1]	247	16,569
Openwave Systems Inc.[1]	1,241	16,555
Aeroflex Inc.[1]	1,229	16,542
Trust Co. of New Jersey (The)	398	16,521
Agilent Technologies Inc.[1]	522	16,511
EarthLink Inc.[1]	1,862	16,497
Transaction Systems Architects Inc. Class A1	711	16,453
Invitrogen Corp.[1]	229	16,417
Brooks Automation Inc.[1]	782	16,406
WebEx Communications Inc.[1]	550	16,352
Dick’s Sporting Goods Inc.[1]	281	16,337
Cathay General Bancorp	248	16,323
LTX Corp.[1]	1,077	16,263
Select Medical Corp.	970	16,199
Scientific Games Corp. Class A1	865	16,193
KV Pharmaceuticals Co.[1]	659	16,185
ILEX Oncology Inc.[1]	675	16,146
Rogers Corp.[1]	302	16,118
Intergraph Corp.[1]	666	16,104
DoubleClick Inc.[1]	1,430	16,087
CMGI Inc.[1]	6,550	16,047
Columbia Sportswear Co.[1]	289	16,022
Diagnostic Products Corp.	369	15,978
AmeriCredit Corp.[1]	937	15,957
SafeNet Inc.[1]	424	15,928
Resources Connection Inc.[1]	361	15,927
American Eagle Outfitters Inc.[1]	590	15,906
Southwestern Energy Co.[1]	658	15,871
Navigant Consulting Co.[1]	780	15,779
Emmis Communications Corp.[1]	662	15,762
Cumulus Media Inc. Class A1	788	15,752
Nordson Corp.	419	15,696
Ariba Inc.[1]	5,537	15,614
Watson Wyatt & Co. Holdings[1]	617	15,573
NetFlix Inc.[1]	456	15,559
Boyd Gaming Corp.	673	15,405
Priority Healthcare Corp. Class B1	722	15,371
Pride International Inc.[1]	899	15,337
Lattice Semiconductor Corp.[1]	1,755	15,321
Community First Bankshares Inc.	475	15,266
ICOS Corp.[1]	412	15,265
Connetics Corp.[1]	684	15,164
FactSet Research Systems Inc.	356	15,151
Total System Services Inc.	719	15,149
Tupperware Corp.	849	15,121
Owens & Minor Inc.	597	15,104
Harland (John H.) Co.	485	15,093
DSP Group Inc.[1]	586	15,078
Power-One Inc.[1]	1,362	15,064

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
First Bancorp	362	$15,059
Aeropostale Inc.[1]	415	15,048
Kos Pharmaceuticals Inc.[1]	369	15,033
Champion Enterprises Inc.[1]	1,417	15,020
Polycom Inc.[1]	706	14,988
Rare Hospitality International Inc.[1]	540	14,985
Advanced Medical Optics Inc.[1]	614	14,982
Sonus Networks Inc.[1]	4,035	14,970
Silicon Storage Technology Inc.[1]	1,152	14,907
Sierra Health Services Inc.[1]	409	14,888
American Pharmaceutical Partners Inc.[1]	316	14,833
Christopher & Banks Corp.	702	14,819
Advanced Digital Information Corp.[1]	1,296	14,748
Hollywood Entertainment Corp.[1]	1,087	14,740
Winnebago Industries Inc.	472	14,712
Pacific Capital Bancorp	370	14,678
Applera Corp. - Celera Genomics Group[1]	1,008	14,626
Cabot Microelectronics Corp.[1]	346	14,615
Hollinger International Inc.	727	14,395
ProQuest Co.[1]	492	14,352
Yankee Candle Co. Inc. (The)[1]	518	14,286
Valeant Pharmaceuticals International	597	14,250
VISX Inc.[1]	730	14,250
Knight Ridder Inc.	194	14,211
Power Integrations Inc.[1]	483	14,166
Applied Micro Circuits Corp.[1]	2,461	14,151
Big Lots Inc.[1]	973	14,108
Simpson Manufacturing Co. Inc.[1]	287	14,049
ATMI Inc.[1]	533	14,029
Hunt (J.B.) Transport Services Inc.[1]	498	14,029
Neurocrine Biosciences Inc.[1]	237	14,007
FTI Consulting Inc.[1]	840	13,994
CVB Financial Corp.	672	13,951
Lennar Corp. Class A	258	13,940
Catalina Marketing Corp.[1]	717	13,903
Littelfuse Inc.[1]	373	13,876
Entegris Inc.[1]	1,094	13,850
McDATA Corp. Class A1	1,964	13,827
American Healthways Inc.[1]	566	13,822
MICROS Systems Inc.[1]	306	13,816
Macrovision Corp.[1]	739	13,805
Zoran Corp.[1]	794	13,784
Too Inc.[1]	657	13,764
Edwards (A.G.) Inc.	351	13,731
Impax Laboratories Inc.[1]	612	13,690
Grey Wolf Inc.[1]	3,305	13,683
Digital River Inc.[1]	584	13,671
Shuffle Master Inc.[1]	293	13,622
United Defense Industries Inc.[1]	428	13,606
Olin Corp.	759	13,548
Delta & Pine Land Co.	541	13,498
Vertex Pharmaceuticals Inc.[1]	1,431	13,480
eResearch Technology Inc.[1]	480	13,464
Advanced Neuromodulation Systems Inc.[1]	373	13,462
Checkpoint Systems Inc.[1]	710	13,419
Micrel Inc.[1]	1,003	13,390
Belo (A.H.) Corp.	479	13,297
Taubman Centers Inc.	528	13,290
Oceaneering International Inc.[1]	436	13,276
Advanced Fibre Communications Inc.[1]	602	13,262
Jarden Corp.[1]	373	13,245
CUNO Inc.[1]	295	13,240
Harmonic Inc.[1]	1,369	13,211
R&G Financial Corp. Class B	382	13,194
Teledyne Technologies Inc.[1]	704	13,165
Wabash National Corp.[1]	555	13,098
Wilson Greatbatch Technologies Inc.[1]	360	13,061
Tidewater Inc.	464	13,052
Washington Real Estate Investment Trust	401	13,012
Manhattan Associates Inc.[1]	468	13,010
Websense Inc.[1]	439	12,999
United Online Inc.[1]	778	12,961
Talbots Inc. (The)	362	12,952
InterVoice-Brite Inc.[1]	767	12,939
Harleysville National Corp.	463	12,885
Enzon Pharmaceuticals Inc.[1]	835	12,884
ProAssurance Corp.[1]	366	12,810
Worthington Industries Inc.	659	12,633
D.R. Horton Inc.	355	12,578
Heartland Express Inc.	551	12,552

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Boston Private Financial Holdings Inc.	447	$12,516
Odyssey Healthcare Inc.[1]	661	12,460
Silicon Image Inc.[1]	1,209	12,453
Arrow International Inc.	414	12,374
Hercules Inc.[1]	1,077	12,364
Maxtor Corp.[1]	1,515	12,347
Symyx Technologies Inc.[1]	430	12,315
American Italian Pasta Co. Class A	308	12,298
Veeco Instruments Inc.[1]	436	12,230
Baldor Electric Co.	527	12,110
Borland Software Corp.[1]	1,331	12,085
Joy Global Inc.	429	12,042
Select Comfort Corp.[1]	434	11,974
Hewitt Associates Inc. Class A1	374	11,972
ADVO Inc.	370	11,921
Radio One Inc. Class D1	644	11,914
Flagstar Bancorp Inc.	464	11,902
Bright Horizons Family Solutions Inc.[1]	252	11,884
Helix Technology Corp.	490	11,883
CoStar Group Inc.[1]	320	11,805
K-Swiss Inc. Class A	482	11,795
Priceline.com Inc.[1]	435	11,728
MicroStrategy Inc. Class A1	220	11,726
ANSYS Inc.[1]	295	11,723
Quest Software Inc.[1]	717	11,723
Northern Trust Corp.	251	11,694
Wendy’s International Inc.	287	11,678
Anteon International Corp.[1]	404	11,672
InVision Technologies Inc.[1]	232	11,523
Community Health Systems Inc.[1]	414	11,522
Valley National Bancorp	411	11,496
IDT Corp.[1]	577	11,465
Constellation Brands Inc.[1]	357	11,460
MGE Energy Inc.	371	11,445
Ascential Software Corp.[1]	522	11,442
Arrow Electronics Inc.[1]	449	11,432
Swift Transportation Co. Inc.[1]	663	11,384
Chelsea Property Group Inc.	180	11,329
Therasense Inc.[1]	420	11,323
Brady Corp. Class A	297	11,310
AMETEK Inc.	440	11,282
InfoSpace Inc.[1]	290	11,272
Knight Transportation Inc.[1]	470	11,271
Digital Insight Corp.[1]	543	11,251
Tetra Technologies Inc.[1]	429	11,210
CARBO Ceramics Inc.	178	11,205
Progress Software Corp.[1]	467	11,203
Kulicke & Soffa Industries Inc.[1]	951	11,146
EGL Inc.[1]	618	11,099
United Community Banks Inc.	311	11,084
CONSOL Energy Inc.	412	11,042
Federal Signal Corp.	556	11,037
SPX Corp.	242	11,006
Integra LifeSciences Holdings Corp.[1]	357	10,931
Dime Community Bancshares	537	10,928
BARRA Inc.	311	10,882
Sotheby’s Holdings Inc. Class A1	846	10,871
Aspect Communications Corp.[1]	691	10,828
M/I Schottenstein Homes Inc.	229	10,827
Activision Inc.[1]	682	10,789
CKE Restaurant Inc.[1]	1,087	10,761
Pixelworks Inc.[1]	627	10,741
Integrated Device Technology Inc.[1]	716	10,740
Chicago Mercantile Exchange Holdings Inc.	111	10,738
Crown Castle International Corp.[1]	850	10,735
WFS Financial Inc.	247	10,700
WMS Industries Inc.[1]	345	10,695
IDX Systems Corp.[1]	308	10,657
Pacer International Inc.[1]	483	10,645
Thoratec Corp.[1]	852	10,641
Mercury Computer Systems Inc.[1]	417	10,634
Inter-Tel Inc.	353	10,611
Sapient Corp.[1]	1,754	10,577
Idex Corp.	242	10,522
Enterasys Networks Inc.[1]	4,140	10,474
Kyphon Inc.[1]	438	10,473
AmSurg Corp.[1]	461	10,458
Atrix Laboratories Inc.[1]	410	10,455
American Home Mortgage Investment Corp.	363	10,454
Transmeta Corp.[1]	2,636	10,439

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Labor Ready Inc.[1]	771	$10,424
Tuesday Morning Corp.[1]	302	10,407
Gymboree Corp.[1]	619	10,381
Movie Gallery Inc.	529	10,363
Sinclair Broadcast Group Inc. Class A1	829	10,363
Grey Global Group Inc.	15	10,350
Choice Hotels International Inc.	231	10,335
FEI Co.[1]	472	10,313
Mills Corp.	193	10,285
Diamond Offshore Drilling Inc.	425	10,281
Global Imaging Systems Inc.[1]	309	10,265
Internet Security Systems Inc.[1]	581	10,249
Hutchinson Technology Inc.[1]	365	10,242
Extreme Networks Inc.[1]	1,419	10,231
Perot Systems Corp. Class A1	769	10,228
SuperGen Inc.[1]	799	10,227
Salix Pharmaceuticals Ltd.[1]	351	10,186
Watson Pharmaceuticals Inc.[1]	238	10,184
Nabi Biopharmaceuticals[1]	654	10,170
Ultratech Inc.[1]	436	10,163
Wolverine World Wide Inc.	421	10,159
Hecla Mining Co.[1]	1,207	10,151
Photon Dynamics Inc.[1]	311	10,148
Selective Insurance Group Inc.	287	10,065
CharterMac	406	10,061
Wausau-Mosinee Paper Corp.	714	10,060
MKS Instruments Inc.[1]	418	10,036
United Surgical Partners International Inc.[1]	295	10,012
BioMarin Pharmaceutical Inc.[1]	1,331	10,009
TriQuint Semiconductor Inc.[1]	1,370	10,001
Ventana Medical Systems Inc.[1]	242	9,912
Golden Telecom Inc.	291	9,903
SERENA Software Inc.[1]	485	9,870
ElkCorp	364	9,861
Independent Bank Corp. (Michigan)	353	9,835
Magma Design Automation Inc.[1]	468	9,786
Quicksilver Resources Inc.[1]	252	9,768
American Medical Systems Holdings Inc.[1]	367	9,725
Adolor Corp.[1]	647	9,724
Tektronix Inc.	297	9,715
CIMA Labs Inc.[1]	309	9,712
Informatica Corp.[1]	1,128	9,690
Timken Co. (The)	417	9,687
PolyMedica Corp.	360	9,655
Crompton Corp.	1,513	9,653
Wabtec Corp.	677	9,640
Secure Computing Corp.[1]	589	9,630
Centene Corp.[1]	314	9,605
Superior Energy Services Inc.[1]	952	9,596
Nuveen Investments Inc. Class A	343	9,556
ScanSource Inc.[1]	198	9,492
Lone Star Technologies Inc.[1]	537	9,489
Corvis Corp.[1]	4,936	9,477
webMethods Inc.[1]	1,006	9,456
Coherent Inc.[1]	359	9,438
Korn/Ferry International[1]	587	9,392
Actel Corp.[1]	415	9,391
autobytel.com Inc.[1]	709	9,359
InterMune Inc.[1]	480	9,350
ScanSoft Inc.[1]	1,669	9,330
Rayovac Corp.[1]	326	9,324
Sycamore Networks Inc.[1]	2,284	9,319
Keane Inc.[1]	592	9,318
TIBCO Software Inc.[1]	1,139	9,306
Exelixis Inc.[1]	1,088	9,302
Vignette Corp.[1]	4,490	9,294
Cabot Oil & Gas Corp.	304	9,290
Guitar Center Inc.[1]	250	9,285
Pinnacle Systems Inc.[1]	1,026	9,265
PTEK Holdings Inc.[1]	1,008	9,264
Possis Medical Inc.[1]	329	9,255
Hovnanian Enterprises Inc. Class A1	214	9,234
Remington Oil & Gas Corp.[1]	467	9,223
Cray Inc.[1]	1,389	9,209
Wright Medical Group Inc.[1]	299	9,179
Multimedia Games Inc.[1]	370	9,154
Beverly Enterprises Inc.[1]	1,420	9,088
Manor Care Inc.	256	9,034
Benchmark Electronics Inc.[1]	285	8,972
United Therapeutics Inc.[1]	376	8,960

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Eclipsys Corp.[1]	664	$8,951
Leucadia National Corp.	168	8,951
Werner Enterprises Inc.	472	8,944
Invacare Corp.	198	8,938
Genta Inc.[1]	847	8,894
Noven Pharmaceuticals Inc.[1]	412	8,846
eSpeed, Inc.[1]	422	8,845
Electronics Boutique Holdings Corp.[1]	301	8,837
Georgia Gulf Corp.	293	8,834
Regeneron Pharmaceuticals Inc.[1]	650	8,827
C-COR.net Corp.[1]	627	8,791
MSC Industrial Direct Co. Inc. Class A	293	8,775
Merit Medical Systems Inc.[1]	405	8,764
Sohu.com Inc.[1]	351	8,736
Discovery Laboratories Inc.[1]	713	8,691
RealNetworks Inc.[1]	1,442	8,652
Borders Group Inc.	364	8,642
Viasat Inc.[1]	347	8,633
PalmOne Inc.[1]	404	8,629
St. Mary Land & Exploration Co.	258	8,625
Old Dominion Freight Line Inc.[1]	255	8,594
Pre-Paid Legal Services Inc.[1]	350	8,568
Harbor Florida Bancshares Inc.	296	8,566
Gevity HR Inc.	293	8,556
Encysive Pharmaceuticals Inc.[1]	832	8,553
Westamerica Bancorp	169	8,528
Serologicals Corp.[1]	416	8,486
Geron Corp.[1]	899	8,451
Intuitive Surgical Inc.[1]	497	8,449
Mykrolis Corp.[1]	590	8,413
Epicor Software Corp.[1]	631	8,373
Investment Technology Group Inc.[1]	545	8,339
Cyberonics Inc.[1]	348	8,338
Alliance Data Systems Corp.[1]	248	8,320
Euronet Worldwide Inc.[1]	437	8,307
LabOne Inc.[1]	273	8,299
Agile Software Corp.[1]	948	8,295
Wind River Systems Inc.[1]	742	8,214
Penn Virginia Corp.	135	8,181
Harris Interactive Inc.[1]	969	8,169
j2 Global Communications Inc.[1]	362	8,167
First Tennessee National Corp.	171	8,157
OraSure Technologies Inc.[1]	787	8,153
aQuantive, Inc.[1]	848	8,141
ExpressJet Holdings Inc.[1]	653	8,123
Advisory Board Co. (The)[1]	222	8,114
Rollins Inc.	313	8,066
Ferro Corp.	308	8,054
Asyst Technologies Inc.[1]	978	8,049
Digene Corp.[1]	234	8,040
Reebok International Ltd.	193	7,981
Radian Group Inc.	187	7,966
CV Therapeutics Inc.[1]	525	7,943
Hydril[1]	303	7,939
Cousins Properties Inc.	242	7,935
Microsemi Corp.[1]	580	7,934
ESCO Technologies Inc.[1]	172	7,933
Oriental Financial Group Inc.	249	7,931
Sterling Bancshares Inc.	592	7,927
BioLase Technology Inc.[1]	452	7,915
Genesis Microchip Inc.[1]	472	7,911
Mercantile Bankshares Corp.	184	7,906
Dendrite International Inc.[1]	494	7,904
Mattson Technology Inc.[1]	660	7,894
Tanox Inc.[1]	530	7,892
Dot Hill Systems Corp.[1]	786	7,876
Mindspeed Technologies Inc.[1]	1,203	7,856
Alexander’s Inc.[1]	49	7,840
Silgan Holdings Inc.[1]	171	7,820
Casual Male Retail Group Inc.[1]	754	7,796
U.S.I. Holdings Corp.[1]	526	7,780
Main Street Banks Inc.	284	7,765
Wynn Resorts Ltd.[1]	220	7,700
CTI Molecular Imaging Inc.[1]	527	7,689
Kopin Corp.[1]	1,329	7,682
Retek Inc.[1]	1,014	7,666
Pentair Inc.	129	7,611
Essex Property Trust Inc.	116	7,598
Mueller Industries Inc.	223	7,580
West Corp.[1]	303	7,545
Steel Dynamics Inc.[1]	304	7,533
Exar Corp.[1]	407	7,529

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Myriad Genetics Inc.[1]	464	$7,526
Pioneer Natural Resources Co.	232	7,494
Chattem Inc.[1]	289	7,491
Advent Software Inc.[1]	400	7,480
Umpqua Holdings Corp.	368	7,430
CSK Auto Corp.[1]	410	7,425
Cox Radio Inc. Class A1	347	7,391
Micromuse Inc.[1]	946	7,379
POZEN Inc.[1]	533	7,366
Sharper Image Corp.[1]	225	7,331
At Road Inc.[1]	596	7,313
Identix Inc.[1]	1,264	7,305
Fidelity National Financial Inc.	184	7,286
CIBER Inc.[1]	662	7,282
Epix Medical Inc.[1]	350	7,262
Kelly Services Inc. Class A	245	7,254
7-Eleven Inc.[1]	478	7,251
X-Rite Inc.	486	7,237
Children’s Place Retail Stores Inc. (The)[1]	233	7,216
Oakley Inc.	486	7,212
Hibbet Sporting Goods Inc.[1]	189	7,208
Bowne & Co. Inc.	421	7,199
Vector Group Ltd.	423	7,191
Plexus Corp.[1]	404	7,187
ChipPAC Inc. Class A1	907	7,174
MB Financial Inc.	184	7,174
Brown-Forman Corp. Class B	150	7,149
Interactive Data Corp.[1]	400	7,112
FuelCell Energy Inc.[1]	524	7,105
Westell Technologies Inc. Class A1	970	7,081
Mediacom Communications Corp.[1]	881	7,066
BearingPoint Inc.[1]	659	7,064
Perrigo Co.	352	7,058
Tyler Technologies Inc.[1]	723	7,020
SRA International Inc. Class A1	190	7,019
Synaptics Inc.[1]	400	7,016
ARIAD Pharmaceuticals Inc.[1]	739	6,991
GrafTech International Ltd.[1]	466	6,967
Sandy Spring Bancorp Inc.	192	6,966
Cascade Bancorp	302	6,937
Isis Pharmaceuticals Inc.[1]	894	6,937
World Acceptance Corp.[1]	354	6,907
Axcelis Technologies Inc.[1]	620	6,894
VistaCare Inc. Class A1	255	6,890
Frontier Oil Corp.	354	6,861
Zenith National Insurance Corp.	175	6,860
Zoll Medical Corp.[1]	171	6,837
Alaris Medical Systems Inc.[1]	366	6,826
Ceradyne Inc.[1]	188	6,796
World Fuel Services Corp.	185	6,795
Ambac Financial Group Inc.	92	6,788
Getty Realty Corp.	255	6,775
LeapFrog Enterprises Inc.[1]	350	6,773
ON Semiconductor Corp.[1]	898	6,771
Enzo Biochem Inc.[1]	402	6,766
StarTek Inc.	186	6,759
Glimcher Realty Trust	249	6,748
SupportSoft Inc.[1]	609	6,705
ArthroCare Corp.[1]	289	6,679
Coinstar Inc.[1]	420	6,665
Sonic Solutions Inc.[1]	351	6,655
Wireless Facilities Inc.[1]	602	6,628
Bank of the Ozarks Inc.	240	6,612
Newpark Resources Inc.[1]	1,271	6,609
Cleveland-Cliffs Inc.[1]	101	6,608
Powerwave Technologies Inc.[1]	845	6,591
SureWest Communications	246	6,590
Verity Inc.[1]	482	6,589
Presstek Inc.[1]	604	6,572
Itron Inc.[1]	353	6,569
Portfolio Recovery Associates Inc.[1]	243	6,546
Orthologic Corp.[1]	844	6,541
Comtech Telecommunications Corp.[1]	281	6,519
Accredited Home Lenders Holding Co.[1]	165	6,501
Alabama National Bancorp	117	6,496
Sanderson Farms Inc.	176	6,464
Red Robin Gourmet Burgers[1]	226	6,418
Delphi Corp.	644	6,414
Hooper Holmes Inc.	1,027	6,408
Artisan Components Inc.[1]	287	6,397
Administaff Inc.[1]	366	6,379

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
AC Moore Arts & Crafts Inc.[1]	236	$6,372
West Marine Inc.[1]	199	6,338
Hanover Compressor Co.[1]	524	6,335
infoUSA Inc.[1]	601	6,317
New Jersey Resources Corp.	167	6,313
Applied Signal Technology Inc.	231	6,311
City Holding Co.	184	6,311
Suffolk Bancorp	184	6,302
ManTech International Corp. Class A1	307	6,290
Advanced Energy Industries Inc.[1]	308	6,280
Photronics Inc.[1]	354	6,280
Holly Corp.	197	6,276
Xicor Inc.[1]	412	6,271
Joseph A. Bank Clothiers Inc.[1]	174	6,264
Altiris Inc.[1]	224	6,259
Komag Inc.[1]	340	6,256
TiVo Inc.[1]	702	6,241
Lionbridge Technologies Inc.[1]	640	6,227
eCollege.com Inc.[1]	298	6,222
WD-40 Co.	177	6,195
W-H Energy Services Inc.[1]	428	6,193
Southern Peru Copper Corp.	153	6,189
West Bancorporation	366	6,185
Westport Resources Corp.[1]	187	6,169
Republic Bancorp Inc.	438	6,158
Stratex Networks Inc.[1]	1,292	6,137
Superior Industries International Inc.	173	6,131
II-VI Inc.[1]	249	6,088
Candela Corp.[1]	444	6,087
Westcorp Inc.	138	6,082
Corixa Corp.[1]	949	6,076
Concur Technologies Inc.[1]	542	6,070
Regeneration Technologies Inc.[1]	531	6,027
FreeMarkets Inc.[1]	731	6,016
Ameristar Casinos Inc.[1]	178	6,007
Cell Therapeutics Inc.[1]	710	6,007
Inspire Pharmaceuticals Inc.[1]	465	5,989
Keithley Instruments Inc.	289	5,985
Integrated Electrical Services Inc.[1]	532	5,980
Bombay Co. Inc. (The)[1]	761	5,974
KFx Inc.[1]	574	5,964
Audiovox Corp. Class A1	298	5,960
MBT Financial Corp.	345	5,934
Able Laboratories Inc.[1]	303	5,918
United States Cellular Corp.[1]	153	5,913
Trex Co. Inc.[1]	173	5,901
North Pittsburgh Systems Inc.	293	5,898
NeoPharm Inc.[1]	313	5,872
Comstock Resources Inc.[1]	295	5,862
Barnes & Noble Inc.[1]	179	5,835
Jill (J.) Group Inc. (The)[1]	284	5,828
Biosite Inc.[1]	182	5,819
Immucor Inc.[1]	321	5,817
Credence Systems Corp.[1]	489	5,809
Genesee & Wyoming Inc. Class A1	235	5,805
S&T Bancorp Inc.	193	5,802
California Pizza Kitchen Inc.[1]	290	5,800
SeaChange International Inc.[1]	379	5,799
Forward Air Corp.[1]	176	5,785
Charles River Associates Inc.[1]	176	5,770
Autodesk Inc.	182	5,755
General Cable Corp.[1]	779	5,749
Sterling Bancorp (New York)	197	5,743
Oil States International Inc.[1]	427	5,739
Veritas DGC Inc.[1]	277	5,734
Electronics For Imaging Inc.[1]	233	5,725
Papa John’s International Inc.[1]	169	5,719
PSS World Medical Inc.[1]	511	5,718
ICU Medical Inc.[1]	188	5,710
Plains Resource Inc.[1]	314	5,709
Intrado Inc.[1]	295	5,708
Orbital Sciences Corp.[1]	453	5,676
Standard Microsystems Corp.[1]	212	5,648
Pegasus Solutions Inc.[1]	483	5,641
Packeteer Inc.[1]	425	5,610
Cable Design Technologies Corp.[1]	591	5,603
Daktronics Inc.[1]	248	5,597
KCS Energy Inc.[1]	522	5,585
Royal Gold Inc.	315	5,579
Aaron Rents Inc.	224	5,575
Opsware Inc.[1]	736	5,564
FindWhat.com[1]	256	5,542

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Cubist Pharmaceuticals Inc.[1]	602	$5,538
Excel Technology Inc.[1]	176	5,535
Hancock Fabrics Inc.	348	5,530
Raven Industries Inc.	179	5,477
SPSS Inc.[1]	298	5,453
Kaydon Corp.	198	5,451
Penwest Pharmaceuticals Co.[1]	373	5,450
Echelon Corp.[1]	480	5,410
Argosy Gaming Co.[1]	152	5,404
Quantum Corp.[1]	1,458	5,395
Speedway Motorsports Inc.	178	5,395
Heidrick & Struggles International Inc.[1]	225	5,384
Aceto Corp.	342	5,373
PrivateBancorp Inc.	104	5,364
Interpublic Group of Companies Inc.[1]	348	5,352
TriPath Imaging Inc.[1]	584	5,349
Old Second Bancorp Inc.	104	5,348
United Stationers Inc.[1]	127	5,347
SonoSite Inc.[1]	250	5,333
Vulcan Materials Co.	112	5,313
Ryerson Tull Inc.	403	5,275
O’Charley’s Inc.[1]	288	5,256
Per-Se Technologies Inc.[1]	469	5,253
Darling International Inc.[1]	1,544	5,250
Sports Authority Inc. (The)[1]	131	5,250
Independent Bank Corp. (Massachusetts)	173	5,244
Vicor Corp.[1]	427	5,239
Commercial Capital Bancorp Inc.[1]	228	5,233
A.S.V. Inc.[1]	172	5,229
Applied Films Corporation[1]	187	5,217
MatrixOne Inc.[1]	718	5,213
SpectraLink Corp.	306	5,211
Rewards Network Inc.[1]	520	5,200
Bei Technologies Inc.	231	5,188
USANA Health Sciences Inc.[1]	222	5,179
Consolidated-Tomoka Land Co.	139	5,160
Verint Systems Inc.[1]	166	5,129
Arch Coal Inc.	163	5,117
Spanish Broadcasting System Inc. Class A1	488	5,100
TALK America Holdings Inc.[1]	602	5,099
PAREXEL International Corp.[1]	285	5,093
SeeBeyond Technology Corp.[1]	1,254	5,079
American Medical Security Group Inc.[1]	190	5,075
Palm Harbor Homes Inc.[1]	242	5,072
Gladstone Capital Corp.	225	5,060
Cepheid Inc.[1]	543	5,055
Big 5 Sporting Goods Corp.[1]	200	5,050
VIVUS Inc.[1]	829	5,032
Sound Federal Bancorp Inc.	341	5,013
Blue Rhino Corp.[1]	295	4,997
EPIQ Systems Inc.[1]	305	4,996
21st Century Insurance Group	346	4,982
Transkaryotic Therapies Inc.[1]	288	4,942
Zymogenetics Inc.[1]	319	4,929
FalconStor Software Inc.[1]	666	4,927
Finisar Corp.[1]	2,258	4,922
SurModics Inc.[1]	247	4,918
Entrust Inc.[1]	1,123	4,908
Manufactured Home Communities Inc.	139	4,907
SFBC International Inc.[1]	164	4,881
Symmetricom Inc.[1]	544	4,880
PC-Tel Inc.[1]	472	4,876
Arrow Financial Corp.	163	4,867
Omnicell Inc.[1]	245	4,853
HealthExtras Inc.[1]	422	4,845
Gentiva Health Services Inc.[1]	312	4,833
Warnaco Group Inc. (The)[1]	240	4,822
Salem Communications Corp. Class A1	176	4,819
Digitas Inc.[1]	468	4,816
Lithia Motors Inc. Class A	174	4,811
Seattle Genetics Inc.[1]	568	4,805
Plains Exploration & Production Co.[1]	257	4,790
Impac Mortgage Holdings Inc.	175	4,760
Nu Skin Enterprises Inc. Class A	236	4,755
Linens ‘n Things Inc.[1]	134	4,745
SS&C Technologies Inc.	195	4,733
Inverness Medical Innovations Inc.[1]	258	4,721
American Woodmark Corp.	71	4,719
Palatin Technologies Inc.[1]	1,131	4,716

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Coldwater Creek Inc.[1]	221	$4,712
Isle of Capri Casinos Inc.[1]	187	4,701
Monolithic System Technology Inc.[1]	351	4,700
American West Holdings Corp. Class B1	492	4,689
DHB Industries Inc.[1]	635	4,680
Yellow Roadway Corp.[1]	139	4,680
Tollgrade Communications Inc.[1]	293	4,676
Overstock.com Inc.[1]	151	4,663
Western Sierra Bancorp[1]	106	4,659
Tejon Ranch Co.[1]	126	4,657
IndyMac Bancorp Inc.	128	4,645
First Horizon Pharmaceutical Corp.[1]	294	4,633
Bausch & Lomb Inc.	77	4,618
1-800-FLOWERS.COM Inc.[1]	482	4,613
Molecular Devices Corp.[1]	244	4,597
National Healthcare Corp.[1]	176	4,576
Convergys Corp.[1]	301	4,575
Macatawa Bank Corp.	164	4,571
Ixia[1]	422	4,566
DOV Pharmaceutical Inc.[1]	294	4,563
United Security Bancshares Inc.	172	4,549
SciClone Pharmaceuticals Inc.[1]	842	4,547
AnnTaylor Stores Corp.[1]	106	4,537
Transatlantic Holdings Inc.	52	4,535
Nuvelo Inc.[1]	361	4,534
Philadelphia Consolidated Holding Corp.[1]	78	4,524
Medical Action Industries Inc.[1]	221	4,517
Pain Therapeutics Inc.[1]	647	4,497
Charter Financial Corp.	114	4,488
Lindsay Manufacturing Co.	185	4,455
Manugistics Group Inc.[1]	650	4,453
Source Interlink Companies Inc.[1]	356	4,450
Interpore International[1]	309	4,443
BioVeris Corp.[1]	373	4,420
CorVel Corp.[1]	122	4,416
Laserscope[1]	223	4,411
Keystone Automotive Industries Inc.[1]	161	4,405
Frontier Financial Corp.	128	4,402
Franklin Electric Co. Inc.	69	4,394
CNB Financial Corp.	101	4,392
Cole National Corp.[1]	199	4,392
DJ Orthopedics Inc.[1]	169	4,369
Ciphergen Biosystems Inc.[1]	524	4,365
Entravision Communications Corp.[1]	483	4,333
Concord Communications Inc.[1]	300	4,323
Prima Energy Corp.[1]	125	4,319
GSI Commerce Inc.[1]	425	4,314
Boston Communications Group Inc.[1]	364	4,313
Bradley Pharmaceuticals Inc.[1]	169	4,255
Coastal Financial Corp.	262	4,254
Shore Bancshares Inc.	130	4,238
Drugstore.com Inc.[1]	787	4,234
Peapack-Gladstone Financial Corp.	125	4,233
Mercantile Bank Corp.	119	4,225
Cirrus Logic Inc.[1]	557	4,222
Mobile Mini Inc.[1]	244	4,221
Kirkland’s Inc.[1]	258	4,213
Wild Oats Markets Inc.[1]	356	4,211
Sturm Ruger & Co. Inc.	311	4,202
Landauer Inc.	100	4,200
Cardiac Science Inc.[1]	959	4,191
Midwest Banc Holdings Inc.	177	4,183
QAD Inc.[1]	315	4,180
Concurrent Computer Corp.[1]	1,202	4,147
Diodes Inc.[1]	190	4,144
Saga Communications Inc.[1]	222	4,140
Quality Systems Inc.[1]	91	4,134
Gibraltar Steel Corp.	168	4,129
First Bancorp (North Carolina)	131	4,125
Peregrine Pharmaceuticals Inc.[1]	1,683	4,123
CardioDynamics International Corp.[1]	651	4,114
German American Bancorp	241	4,109
Conceptus Inc.[1]	344	4,100
National Penn Bancshares Inc.	130	4,099
BroadVision Inc.[1]	665	4,076
MRO Software Inc.[1]	348	4,044
Virginia Commerce Bancorp Inc.[1]	135	4,037
Allscripts Healthcare Solutions Inc.[1]	416	4,035
Cherokee Inc.	172	4,035
Dendreon Corp.[1]	303	4,030
Berkley (W.R.) Corp.	101	4,028

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
MTC Technologies Inc.[1]	160	$4,018
Lakeland Bancorp Inc.	244	4,016
Great Southern Bancorp Inc.	81	3,980
TALX Corp.	181	3,973
Resource Bankshares Corp.	121	3,945
Tanger Factory Outlet Centers Inc.	87	3,943
Aspen Technology Inc.[1]	482	3,938
Universal Display Corp.[1]	306	3,926
Florida Rock Industries Inc.	93	3,920
Avant Immunotherapeutics Inc.[1]	1,554	3,916
Gulf Island Fabrication Inc.	190	3,865
iPayment Holdings Inc.[1]	116	3,858
Nara Bancorp Inc.	130	3,851
Kadant Inc.[1]	184	3,836
Drew Industries Inc.[1]	109	3,824
ValueVision Media Inc. Class A1	248	3,807
IMPAC Medical Systems Inc.[1]	169	3,803
Bankrate Inc.[1]	190	3,783
PennRock Financial Services Corp.	132	3,775
WellChoice Inc.[1]	102	3,764
Group 1 Software Inc.[1]	231	3,761
Greene County Bancshares Inc.	167	3,746
Staar Surgical Co.[1]	417	3,740
Playtex Products Inc.[1]	539	3,724
Kosan Biosciences Inc.[1]	352	3,721
Clayton Williams Energy Inc.[1]	107	3,713
Avanex Corp.[1]	857	3,702
Yadkin Valley Bank & Trust Co.	221	3,702
Peet’s Coffee & Tea Inc.[1]	173	3,685
CTS Corp.	282	3,677
MTR Gaming Group Inc.[1]	367	3,670
Shenandoah Telecommunications Co.	160	3,656
Hudson Highland Group Inc.[1]	130	3,624
Aspect Medical Systems Inc.[1]	243	3,621
Quaker City Bancorp Inc.	66	3,590
Trimeris Inc.[1]	242	3,570
Penns Woods Bancorp Inc.	79	3,561
Anixter International Inc.	126	3,559
Alberto-Culver Co.	81	3,553
REMEC Inc.[1]	467	3,549
Fargo Electronics[1]	314	3,548
Nautilus Group Inc. (The)	225	3,544
LaBranche & Co. Inc.	316	3,542
Connecticut Bankshares Inc.	68	3,533
Indevus Pharmaceuticals Inc.[1]	584	3,533
Neoware Systems Inc.[1]	344	3,533
Young Broadcasting Inc. Class A1	195	3,530
Scotts Co. (The) Class A1	55	3,528
Kana Software Inc.[1]	778	3,509
America’s Car-Mart Inc.[1]	130	3,503
Resource America Inc. Class A	189	3,497
Playboy Enterprises Inc. Class B1	249	3,491
SM&A1	317	3,490
Warwick Valley Telephone Co.	136	3,475
Metrologic Instruments Inc.[1]	148	3,463
Forrester Research Inc.[1]	182	3,449
Stoneridge Inc.[1]	239	3,446
Citizens Inc.[1]	459	3,420
Integral Systems Inc.	180	3,420
Intermagnetics General Corp.[1]	129	3,419
Fisher Communications Inc.[1]	70	3,412
United Industrial Corp.	180	3,409
CyberGuard Corp.[1]	345	3,398
Rudolph Technologies Inc.[1]	180	3,371
Stratasys Inc.[1]	177	3,368
Standard Commercial Corp.	181	3,358
Exult Inc.[1]	537	3,346
Verso Technologies Inc.[1]	2,003	3,345
Zhone Technologies Inc.[1]	860	3,345
KVH Industries Inc.[1]	231	3,329
Tompkins Trustco Inc.	73	3,322
Exactech Inc.[1]	180	3,312
TriZetto Group Inc. (The)[1]	427	3,309
Central Pacific Financial Corp.	111	3,307
Columbia Laboratories Inc.[1]	668	3,307
Intellisync Corp.[1]	1,005	3,306
Haemonetics Corp.[1]	105	3,302
SBA Communications Corp.[1]	850	3,298
GB&T Bancshares Inc.	117	3,294
CDI Corp.	102	3,293
TRC Companies Inc.[1]	176	3,293
Computer Programs & Systems Inc.	172	3,268

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Progenics Pharmaceuticals Inc.[1]	172	$3,268
Ansoft Corp.[1]	226	3,259
NIC Inc.[1]	539	3,256
Syntel Inc.	118	3,250
Planar Systems Inc.[1]	228	3,244
Star Scientific Inc.[1]	784	3,238
First Community Bancshares Inc.	106	3,237
Westmoreland Coal Co.[1]	176	3,230
Antigenics Inc.[1]	302	3,219
E-LOAN Inc.[1]	1,035	3,219
IBT Bancorp Inc.	67	3,219
Coca-Cola Bottling Co. Consolidated	63	3,216
Immunomedics Inc.[1]	790	3,200
Luminex Corp.[1]	353	3,195
Raindance Communications Inc.[1]	1,121	3,195
Covenant Transport Inc. Class A1	177	3,191
Portal Software Inc.[1]	471	3,175
Synovis Life Technologies Inc.[1]	222	3,172
Keynote Systems Inc.[1]	246	3,166
Closure Medical Corp.[1]	115	3,162
C&D Technologies Inc.	189	3,158
Capital City Bank Group Inc.	76	3,135
First Financial Bankshares Inc.	78	3,125
Network Equipment Technologies Inc.[1]	313	3,124
Mesa Air Group Inc.[1]	378	3,122
Bank Mutual Corp.	278	3,108
Kensey Nash Corp.[1]	126	3,106
Lightbridge Inc.[1]	526	3,103
FFLC Bancorp Inc.	115	3,095
Hickory Tech Corp.	249	3,095
Netegrity Inc.[1]	364	3,094
Interwoven Inc[1]	309	3,081
Third Wave Technologies Inc.[1]	666	3,070
Aksys Ltd.[1]	472	3,063
CollaGenex Pharmaceuticals Inc.[1]	229	3,050
Valence Technology Inc.[1]	684	3,044
Erie Indemnity Co. Class A	63	3,040
Alexandria Real Estate Equities Inc.	48	3,024
Medis Technologies Ltd.[1]	228	3,021
Cubic Corp.	116	3,016
Columbia Bancorp (Oregon)	183	3,001
MSC.Software Corp.[1]	338	2,978
Monro Muffler Brake Inc.[1]	119	2,974
Inet Technologies Inc.[1]	239	2,966
Reading International Inc. Class A1	432	2,959
VitalWorks Inc.[1]	788	2,955
CuraGen Corp.[1]	473	2,952
Federal Agricultural Mortgage Corp.[1]	112	2,936
Proxim Corp. Class A1	1,657	2,933
Sigma Designs Inc.[1]	407	2,918
Superconductor Technologies Inc.[1]	1,266	2,912
SY Bancorp Inc.	130	2,912
Energy Conversion Devices Inc.[1]	297	2,911
MEMC Electronics Materials Inc.[1]	318	2,910
Heritage Financial Corp.	139	2,904
First Citizens Banc Corp.	109	2,900
Renaissance Learning Inc.	110	2,899
TradeStation Group Inc.[1]	428	2,880
Provident Bancorp Inc.	242	2,868
California Water Service Group	101	2,857
Weyco Group Inc.	78	2,856
Otter Tail Corp.	108	2,853
IXYS Corp.[1]	300	2,820
Courier Corp.	63	2,819
Plug Power Inc.[1]	365	2,818
Middlesex Water Co.	136	2,815
Bentley Pharmaceuticals Inc.[1]	234	2,810
Heartland Financial USA Inc.	150	2,798
Ambassadors Group Inc.	113	2,794
United Mobile Homes Inc.	173	2,787
Cavalry Bancorp Inc.	165	2,784
Arris Group Inc.[1]	302	2,778
Community Banks Inc.	89	2,773
Net2Phone Inc.[1]	533	2,772
State Bancorp Inc.	115	2,772
Three-Five Systems Inc.[1]	422	2,764
Triarc Companies Inc. Class B	250	2,740
Diversa Corp.[1]	308	2,729
LookSmart Ltd.[1]	1,385	2,728
Libbey Inc.	105	2,723
Innovex Inc.[1]	400	2,716
OPNET Technologies Inc.[1]	182	2,714

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Community Bank of Northern Virginia	159	$2,711
GulfMark Offshore Inc.[1]	171	2,686
LNB Bancorp Inc.	130	2,681
Mail-Well Inc.[1]	599	2,678
Option Care Inc.[1]	234	2,665
MarketWatch.com Inc.[1]	190	2,649
CEVA Inc.[1]	280	2,634
First Federal Financial of Kentucky	100	2,630
Concord Camera Corp.[1]	418	2,625
Nassda Corp.[1]	378	2,623
Bone Care International Inc.[1]	131	2,620
Prosperity Bancshares Inc.	111	2,615
Hexcel Corp.[1]	358	2,606
Abgenix Inc.[1]	196	2,605
Tredegar Corp.	178	2,604
CoBiz Inc.	127	2,595
Princeton Review Inc. (The)[1]	300	2,592
Enstar Group Inc.[1]	56	2,584
Quidel Corp.[1]	391	2,577
Carmike Cinemas Inc.[1]	69	2,572
Sierra Bancorp	169	2,560
Central European Distribution Corp.[1]	79	2,555
Midway Games Inc.[1]	350	2,548
Quixote Corp.	121	2,545
Polo Ralph Lauren Corp.	74	2,537
McMoRan Exploration Co.[1]	171	2,531
Marine Products Corp.	180	2,518
Fluor Corp.	65	2,515
La Jolla Pharmaceutical Co.[1]	910	2,512
First State Bancorp	81	2,500
Lifeline Systems Inc.[1]	132	2,493
Mobius Management Systems Inc.[1]	273	2,492
Meridian Bioscience Inc.	242	2,466
U.S. Physical Therapy Inc.[1]	178	2,456
Centillium Communications Inc.[1]	541	2,445
OSI Systems Inc.[1]	122	2,440
Chicago Pizza & Brewery Inc.[1]	186	2,431
Steak n Shake Company (The)[1]	126	2,426
Arena Pharmaceuticals Inc.[1]	373	2,424
Savient Pharmaceuticals Inc.[1]	640	2,419
Iomega Corp.	432	2,415
LNR Property Corp.	45	2,409
Computer Network Technology Corp.[1]	301	2,408
Charlotte Russe Holding Inc.[1]	131	2,397
Genencor International Inc.[1]	180	2,396
Flag Financial Corp.	187	2,395
Medical Staffing Network Holdings Inc.[1]	304	2,392
Methode Electronics Inc.	185	2,387
White Electronic Designs Corp.[1]	312	2,387
Young Innovations Inc.	68	2,386
Adaptec Inc.[1]	271	2,374
Capital Automotive	67	2,366
Analogic Corp.	52	2,365
Osteotech Inc.[1]	366	2,361
Kenneth Cole Productions Class A	69	2,353
P.A.M. Transportation Services Inc.[1]	136	2,353
School Specialty Inc.[1]	66	2,348
Encore Wire Corp.[1]	63	2,347
Drexler Technology Corp.[1]	171	2,343
Gabelli Asset Management Inc. Class A	58	2,336
Virginia Financial Group Inc.	67	2,328
C&F Financial Corp.	57	2,323
Universal Electronics Inc.[1]	176	2,323
Blockbuster Inc.	132	2,310
Vital Images Inc.[1]	230	2,309
DigitalThink Inc.[1]	974	2,308
GameStop Corp.[1]	128	2,307
Great Atlantic & Pacific Tea Co.[1]	297	2,299
Del Laboratories Inc.[1]	69	2,291
CompuCredit Corp.[1]	108	2,283
Net.B@nk Inc.	187	2,283
Bebe Stores Inc.[1]	68	2,281
Sun Communities Inc.	53	2,269
PEC Solutions Inc.[1]	171	2,261
Stellent Inc.[1]	302	2,256
Triton PCS Holdings Inc. Class A1	410	2,251
PDF Solutions Inc.[1]	195	2,244
FMS Financial Corp.	127	2,222
Tennant Co.	56	2,222
First South Bancorp Inc.	57	2,212
Hi-Tech Pharmacal Co.[1]	112	2,190
Arden Group Inc. Class A	29	2,189

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Cantel Medical Corp.[1]	122	$2,183
Repligen Corp.[1]	725	2,182
Overland Storage Inc.[1]	128	2,170
Bay View Capital Corp.	969	2,161
ACLARA BioSciences Inc.[1]	551	2,160
Old Point Financial Corp.	72	2,160
United PanAm Financial Corp.[1]	135	2,159
Insight Enterprises Inc.[1]	112	2,156
Strattec Security Corp.[1]	34	2,153
Synplicity Inc.[1]	298	2,146
Southern Financial Bancorp Inc.	48	2,141
Hollis-Eden Pharmaceuticals[1]	221	2,133
Digimarc Corp.[1]	172	2,128
TheStreet.com Inc.[1]	467	2,125
Information Holdings Inc.[1]	103	2,124
Valspar Corp. (The)	43	2,117
Commercial Bankshares Inc.	78	2,115
Beasley Broadcast Group Inc. Class A1	120	2,112
Radiant Systems Inc.[1]	351	2,110
Farmers Capital Bank Corp.	60	2,100
U.S. Restaurant Properties Inc.	112	2,099
CPI Corp.	110	2,093
Kronos Worldwide Inc.	69	2,089
Center Financial Corp.	132	2,078
NASB Financial Inc.	52	2,069
Neose Technologies Inc.[1]	220	2,068
Group 1 Automotive Inc.[1]	57	2,063
ValueClick Inc.[1]	191	2,063
Center Bancorp Inc.	130	2,055
Embarcadero Technologies Inc.[1]	160	2,054
Catapult Communications Corp.[1]	115	2,050
Cholestech Corp.[1]	232	2,042
Brookstone Inc.[1]	74	2,036
SAFLINK Corp.[1]	660	2,033
Durect Corp.[1]	597	2,030
MAXIMUS Inc.[1]	58	2,030
NBC Capital Corp.	78	2,028
Maritrans Inc.	129	2,027
1-800 CONTACTS INC.[1]	115	2,025
Neoforma Inc.[1]	185	2,011
Martha Stewart Living Omnimedia Inc. Class A1	182	2,002
Albemarle Corp.	69	2,001
NetRatings Inc.[1]	181	2,000
Albany International Corp. Class A	74	1,990
Hawthorne Financial Corp.[1]	45	1,980
Hudson United Bancorp	52	1,979
General Binding Corp.[1]	116	1,972
Smith (A.O.) Corp.	68	1,969
MAPICS Inc.[1]	243	1,963
S1 Corp.[1]	258	1,961
Siliconix Inc.[1]	42	1,958
WatchGuard Technologies Inc.[1]	250	1,955
Supertex Inc.[1]	117	1,952
PalmSource Inc.[1]	107	1,944
TTM Technologies Inc.[1]	157	1,934
Stewart & Stevenson Services Inc.	132	1,930
Regent Communications Inc.[1]	296	1,927
Summit Bancshares Inc.	64	1,926
Pemstar Inc.[1]	526	1,920
Aether Systems Inc.[1]	411	1,911
Sanchez Computer Associates Inc.[1]	292	1,910
Anaren Inc.[1]	121	1,909
NL Industries Inc.	137	1,904
CCC Information Services Group Inc.[1]	106	1,884
Duane Reade Inc.[1]	111	1,880
Glacier Bancorp Inc.	58	1,871
Spartech Corp.	75	1,868
AsiaInfo Holdings Inc.[1]	284	1,852
Learning Tree International Inc.[1]	116	1,843
Navigators Group Inc.[1]	64	1,842
Clean Harbors Inc.[1]	248	1,838
CryoLife Inc.[1]	307	1,827
CT Communications Inc.	132	1,826
Sterling Financial Corp. (Pennsylvania)	71	1,825
First Busey Corp. Class A	67	1,816
Compuware Corp.[1]	241	1,795
Armor Holdings Inc.[1]	54	1,787
Exact Sciences Corp.[1]	230	1,787
APAC Customer Services Inc.[1]	603	1,779
Franklin Financial Corp.	56	1,767

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Bruker BioSciences Corp.[1]	350	$1,753
Research Frontiers Inc.[1]	180	1,750
Virage Logic Corp.[1]	188	1,739
Cross Country Healthcare Inc.[1]	104	1,732
Vans Inc.[1]	117	1,732
Party City Corp.[1]	116	1,727
Datastream Systems Inc.[1]	241	1,726
Lannett Co. Inc.[1]	103	1,720
Scholastic Corp.[1]	63	1,717
Town & Country Trust (The)	63	1,714
NCI Building Systems Inc.[1]	73	1,713
Security Bank Corp.	57	1,710
AAR Corp.[1]	139	1,707
Capitol Bancorp Ltd.	63	1,707
McGrath Rentcorp	56	1,707
Riviana Foods Inc.	61	1,702
Jefferies Group Inc.	48	1,696
Park Electrochemical Corp.	67	1,695
AVI BioPharma Inc.[1]	558	1,691
Apogent Technologies Inc.[1]	55	1,687
Fremont General Corp.	55	1,683
Sun Bancorp Inc. (Pennsylvania)	86	1,677
USB Holding Co. Inc.	68	1,669
Aphton Corp.[1]	355	1,668
Clark Inc.[1]	98	1,666
Nelson (Thomas) Inc.	61	1,660
Newtek Business Services Inc.[1]	319	1,659
Southwest Water Co.	121	1,654
PDI Inc.[1]	65	1,644
Berry Petroleum Co. Class A	60	1,637
Universal Health Realty Income Trust	48	1,618
Oplink Communications Inc.[1]	641	1,609
Irwin Financial Corp.	59	1,592
Micro Therapeutics Inc.[1]	378	1,588
InteliData Technologies Corp.[1]	1,278	1,585
First Financial Holdings Inc.	53	1,584
Novoste Corp.[1]	467	1,583
Ocular Sciences Inc.[1]	54	1,574
Inter Parfums Inc.	68	1,563
GTC Biotherapeutics Inc.[1]	709	1,560
Quaker Chemical Corp.	61	1,549
Digital Generation Systems Inc.[1]	1,022	1,543
Alteon Inc.[1]	847	1,525
Hain Celestial Group Inc.[1]	69	1,524
Offshore Logistics Inc.[1]	66	1,521
Convera Corp.[1]	427	1,516
aaiPharma Inc.[1]	228	1,512
Saxon Capital Inc.[1]	53	1,506
Tootsie Roll Industries Inc.	41	1,506
MIM Corp.[1]	196	1,491
deCODE genetics Inc.[1]	140	1,484
Summit America Television Inc.[1]	366	1,479
OshKosh B’Gosh Inc. Class A	63	1,474
Cohu Inc.	79	1,473
FNB Corp. (North Carolina)	69	1,470
Retractable Technologies Inc.[1]	234	1,470
York International Corp.	37	1,454
Eastern Virginia Bankshares	63	1,451
Curative Health Services Inc.[1]	108	1,447
La-Z-Boy Inc.	66	1,436
THQ Inc.[1]	71	1,436
Manitowoc Co. Inc. (The)	48	1,420
SCS Transportation Inc.[1]	65	1,417
Zale Corp.[1]	23	1,416
Roto-Rooter Inc.	28	1,415
United Capital Corp.	64	1,400
Cabot Corp.	42	1,378
RC2 Corp.[1]	50	1,375
Barnes Group Inc.	49	1,367
Aaon Inc.[1]	69	1,366
Paxson Communications Corp.[1]	350	1,365
Mothers Work Inc.[1]	51	1,359
MTS Systems Corp.	49	1,356
New England Business Service Inc.	40	1,354
Emerson Radio Corp.[1]	353	1,348
Liquidmetal Technologies[1]	418	1,333
Elizabeth Arden Inc.[1]	63	1,331
Oneida Financial Corp.	94	1,316
Brookfield Homes Corp.	37	1,298
Vitria Technology Inc.[1]	220	1,294
Thomas & Betts Corp.	59	1,287
Rofin-Sinar Technologies Inc.[1]	43	1,284

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
LodgeNet Entertainment Corp.[1]	67	$1,273
Ulticom Inc.[1]	124	1,272
Financial Federal Corp.[1]	38	1,270
Columbia Bancorp	41	1,263
WESCO International Inc.[1]	84	1,252
Connecticut Water Service Inc.	44	1,245
Washington Trust Bancorp Inc.	47	1,241
Artesyn Technologies Inc.[1]	130	1,238
Green Mountain Coffee Roasters Inc.[1]	61	1,230
Dover Downs Gaming & Entertainment Inc.	114	1,221
Duratek Inc.[1]	76	1,209
ESS Technology Inc.[1]	82	1,202
Gemstar-TV Guide International Inc.[1]	179	1,201
HEICO Corp.	76	1,192
Gartner Inc. Class A1	102	1,188
E.piphany Inc.[1]	164	1,184
EDO Corp.	49	1,180
Firstbank Corp.	44	1,170
Action Performance Companies Inc.	76	1,161
Greater Community Bancorp	72	1,158
Lincoln Electric Holding Inc.	41	1,154
Lydall Inc.[1]	113	1,153
RPC Inc.	103	1,147
Hungarian Telephone and Cable Corp.[1]	126	1,145
EMCOR Group Inc.[1]	31	1,138
SkyWest Inc.	59	1,135
Seacoast Banking Corp. of Florida	54	1,118
Men’s Wearhouse Inc. (The)[1]	42	1,116
Maui Land & Pineapple Co. Inc.[1]	32	1,109
Herley Industries Inc.[1]	58	1,095
UnitedGlobalCom Inc. Class A1	129	1,095
National Beverage Corp.	114	1,085
Briggs & Stratton Corp.	16	1,080
Sonic Automotive Inc.	43	1,077
ActivCard Corp.[1]	166	1,074
Newport Corp.[1]	64	1,070
IBERIABANK Corp.	18	1,059
Northwest Bancorp Inc.	41	1,048
Kirby Corp.[1]	31	1,047
Arctic Cat Inc.	41	1,045
Matria Healthcare Inc.[1]	41	1,038
Bryn Mawr Bank Corp.	45	1,030
NYFIX Inc.[1]	199	1,027
Casella Waste Systems Inc. Class A1	70	1,018
First Sentinel Bancorp Inc.	48	1,015
Boston Beer Co. Inc. Class A1	55	1,013
Sensient Technologies Corp.	54	1,008
Foothill Independent Bancorp	45	990
Vastera Inc.[1]	252	978
Hypercom Corp.[1]	123	977
Interchange Financial Services Corp.	40	972
First Financial Bancorp	52	962
NetScout Systems Inc.[1]	124	954
Pegasystems Inc.[1]	116	954
MedQuist Inc.[1]	59	929
SBS Technologies Inc.[1]	60	928
TeleTech Holdings Inc.[1]	148	926
SonicWALL Inc.[1]	103	919
Bel Fuse Inc. Class B	28	917
JDA Software Group Inc.[1]	63	917
RehabCare Group Inc.[1]	46	914
Fleetwood Enterprises Inc.[1]	74	909
NBT Bancorp Inc.	40	900
Woodhead Industries Inc.	60	900
Acme Communications Inc.[1]	113	897
Maxygen Inc.[1]	94	892
Province Healthcare Co.[1]	56	890
4Kids Entertainment Inc.[1]	39	872
Schweitzer-Mauduit International Inc.	27	872
Credit Acceptance Corp.[1]	45	855
Register.com[1]	144	852
Value Line Inc.	16	844
First Albany Companies Inc.	60	830
Insurance Auto Auctions Inc.[1]	57	828
Cerus Corp.[1]	247	823
Shoe Carnival Inc.[1]	53	821
Centennial Communications Corp.[1]	120	811
OceanFirst Financial Corp.	32	798
Sirna Therapeutics Inc.[1]	194	786
Sykes Enterprises Inc.[1]	131	779
ICT Group Inc.[1]	58	777

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Atlantic Coast Airlines Holdings Inc.[1]	104	$756
Ennis Business Forms Inc.	45	753
United Security Bancshares	30	741
EMS Technologies Inc.[1]	37	714
Semitool Inc.[1]	56	713
Blount International Inc.[1]	71	710
American Realty Investors Inc.[1]	71	682
Standard Register Co. (The)	42	673
Intertan Inc.[1]	48	671
Skechers U.S.A. Inc. Class A1	50	656
Specialty Laboratories Inc.[1]	60	648
Gray Television Inc.	44	643
Insituform Technologies Inc. Class A1	41	641
LSI Industries Inc.	51	620
Optical Communication Products Inc.[1]	188	619
Nash Finch Co.	26	616
Pegasus Communications Corp.[1]	16	613
NN Inc.	52	607
Trans World Entertainment Corp.[1]	63	597
Meritage Corp.[1]	8	594
Alpharma Inc. Class A	30	588
Dynacq Healthcare Inc.[1]	111	586
Alfa Corp.	43	585
Churchill Downs Inc.	15	582
Schawk Inc.	43	575
InterCept Inc.[1]	47	573
Biopure Corp.[1]	360	569
Technitrol Inc.[1]	29	545
American Management Systems Inc.[1]	28	538
Standard Motor Products Inc.	33	517
Tweeter Home Entertainment Group Inc.[1]	54	510
Advanced Marketing Services Inc.	51	505
IHOP Corp.	14	482
Galyan’s Trading Co.[1]	45	453
NS Group Inc.[1]	33	429
Chronimed Inc.[1]	55	427
Northern States Financial Corp.	16	426
Mission West Properties Inc.	32	424
Sipex Corp.[1]	67	422
Modine Manufacturing Co.	16	417
RAIT Investment Trust	14	414
Whitehall Jewellers Inc.[1]	45	411
United Auto Group Inc.	15	410
Global Power Equipment Group Inc.[1]	48	404
Wayne Bancorp Inc.	17	398
PAB Bankshares Inc.	31	394
Atari Inc.[1]	115	392
Ultimate Electronics Inc.[1]	60	392
Nuance Communications Inc.[1]	57	373
Gorman-Rupp Co. (The)	14	363
Union Bankshares Corp.	11	355
Genesco Inc.[1]	15	348
Healthcare Services Group Inc.	21	345
Genlyte Group Inc. (The)[1]	6	336
Modtech Holdings Inc.[1]	44	326
Independence Holding Co.	10	308
Royal Bancshares of Pennsylvania Class A	12	306
D&K Healthcare Resources Inc.	29	297
Immunogen Inc.[1]	43	289
SimpleTech Inc.[1]	55	261
Technical Olympic USA Inc.[1]	8	256
First of Long Island Corp.	5	251
PC Connection Inc.[1]	30	237
BancTrust Financial Group Inc.	13	227
Exchange National Bancshares Inc.	7	222
World Wrestling Entertainment Inc.	15	217
RCN Corp.[1]	713	207
Sports Resorts International Inc.[1]	53	207
PRG-Schultz International Inc.[1]	46	202
Stein Mart Inc.[1]	14	193
Hooker Furniture Corp.	8	186
McLeodUSA Inc. Class A1	125	186
Crawford & Co. Class B	34	173
City Bank	5	172
Horizon Offshore Inc.[1]	54	164
Oak Hill Financial Inc.	5	163
Hanmi Financial Corp.	6	160
Steven Madden Ltd.[1]	8	160
Stanley Furniture Co. Inc.	4	155
Rex Stores Corp.[1]	9	142
Central Coast Bancorp[1]	7	129

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Deb Shops Inc.	5	$129
Boyds Collection Ltd. (The)[1]	49	123
Sypris Solutions Inc.	7	119
Orleans Homebuilders Inc.[1]	4	96
National Processing Inc.[1]	5	95
American National Bankshares Inc.	2	49
Raytech Corp.[1]	14	40
Wilsons The Leather Experts Inc.[1]	8	22
WilTel Communications Group Inc.[2]	308	—

TOTAL COMMON STOCKS (Cost: $109,723,042)		114,325,117

SHORT – TERM INVESTMENTS – 10.44%

MONEY MARKET FUNDS – 4.03%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3],[4]	3,222,906	3,222,906
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3],[4]	1,085,893	1,085,893
BlackRock Temp Cash Money Market Fund[3]	50,828	50,828
Short-Term Investment Co. - Liquid Assets Money Market Portfolio[3]	253,118	253,118

		4,612,745

FLOATING RATE NOTES – 2.10%

Beta Finance Inc.
1.05%, 05/20/04[3],[5]	$49,359	49,358
1.05%, 09/15/04[3],[5]	98,718	98,713
1.06%, 10/12/04[3],[5]	49,359	49,356
1.14%, 08/23/04[3],[5]	49,359	49,375
CC USA Inc.
1.05%, 04/19/04[3],[5]	43,436	43,436
1.06%, 05/24/04[3],[5]	98,718	98,716
1.09%, 07/15/04[3],[5]	49,359	49,364
1.51%, 02/15/05[3],[5]	64,166	64,256
Dorada Finance Inc.
1.04%, 07/01/04[3]	34,551	34,460
1.05%, 05/20/04[3],[5]	98,718	98,716
1.24%, 08/09/04[3]	24,679	24,678

Security	Principal	Value
1.48%, 01/18/05[3],[5]	$74,038	$74,035
Five Finance Inc.
1.06%, 04/15/04[3],[5]	49,359	49,359
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	98,718	98,718
Holmes Financing PLC
1.05%, 04/15/04[3]	9,872	9,872
K2 USA LLC
1.05%, 08/16/04[3],[5]	24,679	24,678
1.05%, 09/27/04[3],[5]	106,615	106,607
1.06%, 04/13/04[3]	49,359	49,359
1.06%, 05/17/04[3]	49,359	49,358
1.46%, 01/12/05[3],[5]	49,359	49,355
Links Finance LLC
1.05%, 06/28/04[3]	49,359	49,356
1.06%, 05/04/04[3]	49,359	49,359
1.06%, 07/20/04[3]	39,487	39,485
Nationwide Building Society
1.09%, 07/23/04[3],[5]	74,038	74,038
1.11%, 12/28/04[3],[5]	98,718	98,718
Northern Rock PLC
1.11%, 01/13/05[3],[5]	93,782	93,782
Permanent Financing PLC
1.04%, 03/10/05[3]	98,718	98,718
1.05%, 12/10/04[3]	49,359	49,359
Sigma Finance Inc.
1.05%, 07/01/04[3]	49,359	49,356
1.06%, 07/20/04[3]	49,359	49,356
1.09%, 10/07/04[3]	98,718	98,707
1.24%, 08/06/04[3]	24,679	24,679
Tango Finance Corp.
1.05%, 01/18/05[3],[5]	43,436	43,432
1.06%, 07/15/04[3],[5]	29,615	29,612
1.07%, 02/25/05[3],[5]	55,282	55,272
1.10%, 07/06/04[3],[5]	29,615	29,614
WhistleJacket Capital LLC
1.05%, 09/15/04[3],[5]	49,359	49,354
1.32%, 02/04/05[3],[5]	24,679	24,675
White Pine Finance LLC
1.04%, 08/26/04[3],[5]	49,359	49,356
1.05%, 11/15/04[3],[5]	59,231	59,231

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
1.06%, 04/20/043,[5]	$49,359	$49,359
1.06%, 07/06/04[3],[5]	59,231	59,229

		2,395,816
COMMERCIAL PAPER – 1.93%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	46,397	46,380
1.03%, 04/20/04[3]	49,359	49,332
1.03%, 04/23/04[3]	58,243	58,207
1.03%, 04/26/04[3]	49,359	49,323
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	39,981	39,942
Barton Capital Corp.
1.03%, 04/02/04[3]	51,441	51,439
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	29,615	29,597
1.03%, 05/21/04[3]	49,359	49,288
Corporate Asset Funding
1.05%, 05/21/04[3]	51,333	51,259
Corporate Receivables Corp.
1.03%, 04/07/04[3]	49,359	49,350
1.04%, 06/03/04[3]	98,718	98,538
Delaware Funding Corp.
1.03%, 04/02/04[3]	49,359	49,357
1.03%, 05/05/04[3]	74,120	74,048
1.03%, 05/21/04[3]	24,679	24,644
Edison Asset Securitization
1.07%, 09/21/04[3]	49,359	49,105
Eureka Securitization Inc.
1.03%, 05/25/04[3]	19,744	19,713
1.04%, 04/14/04[3]	59,231	59,208
Falcon Asset Securitization
1.03%, 04/15/04[3]	59,322	59,299
1.03%, 04/22/04[3]	58,243	58,208
1.03%, 04/30/04[3]	49,359	49,318
Galaxy Funding Inc.
1.05%, 05/17/04[3]	49,359	49,293
Gemini Securitization Corp.
1.03%, 04/20/04[3]	29,635	29,619
1.03%, 04/23/04[3]	57,046	57,010
1.03%, 04/30/04[3]	34,594	34,565
1.03%, 05/24/04[3]	24,679	24,642
1.04%, 04/19/04[3]	24,679	24,667
GIRO Funding US Corp.
1.05%, 05/19/04[3]	24,679	24,645
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	98,718	98,675
1.03%, 04/19/04[3]	133,269	133,200
1.03%, 04/28/04[3]	59,231	59,185
1.03%, 04/30/04[3]	84,083	84,013
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	34,587	34,580
1.05%, 04/05/04[3]	39,981	39,976
Polonius Inc.
1.04%, 05/21/04[3]	57,108	57,026
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	103,653	103,600
1.04%, 04/23/04[3]	113,525	113,453
1.04%, 05/20/04[3]	24,679	24,644
Receivables Capital Corp.
1.04%, 04/14/04[3]	43,436	43,419
Scaldis Capital LLC
1.05%, 06/30/04[3]	35,341	35,248
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	49,359	49,333
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	31,397	31,381
1.04%, 04/29/04[3]	44,462	44,426

		2,212,155
TIME DEPOSITS – 1.65%

Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	345,511	345,511
1.33%, 02/10/05[3]	49,359	49,352
1.39%, 02/02/05[3]	49,359	49,353
1.40%, 10/25/04[3]	98,718	98,709
Bank of New York
1.39%, 11/01/04[3]	98,718	98,712
Bank of Nova Scotia
1.24%, 10/07/04[3]	74,038	74,034
1.42%, 10/29/04[3]	74,038	74,041

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	$74,038	$74,032
1.38%, 11/22/04[3]	24,679	24,681
1.40%, 10/29/04[3]	98,718	98,716
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	148,076	148,076
Toronto-Dominion Bank
1.04%, 06/22/04[3]	24,679	24,679
1.22%, 03/23/05[3]	172,756	172,727
1.34%, 02/10/05[3]	39,487	39,482
1.41%, 11/01/04[3]	74,038	74,034
UBS Finance (Delaware)
1.06%, 04/01/04[3]	197,435	197,435
1.10%, 09/08/04[3]	98,718	98,235
1.11%, 12/17/04[3]	148,076	146,889

		1,888,698
REPURCHASE AGREEMENTS – 0.52%

Bank of America, NA
1.06%, 04/01/04[3]	197,435	197,435
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	394,870	394,870

		592,305
U.S. GOVERNMENT AGENCY NOTES – 0.21%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	74,038	73,942
1.28%, 08/19/04[3]	39,487	39,290
Federal National Mortgage Association
1.28%, 08/20/04[3]	128,333	127,690

		240,922

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,942,641)		11,942,641

TOTAL INVESTMENTS IN SECURITIES – 110.37% (Cost $121,665,683)		$126,267,758
Other Assets, Less Liabilities – (10.37%)		(11,864,046)

NET ASSETS – 100.00%		$114,403,712

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

Exxon Mobil Corp.	251,940	$10,478,185
Citigroup Inc.	194,177	10,038,951
Bank of America Corp.	56,458	4,571,969
Verizon Communications Inc.	103,698	3,789,125
ChevronTexaco Corp.	40,280	3,535,778
Wells Fargo & Company	59,720	3,384,332
JP Morgan Chase & Co.	76,579	3,212,489
Altria Group Inc.	58,398	3,179,771
SBC Communications Inc.	125,252	3,073,684
American International Group Inc.	42,402	3,025,383
International Business Machines Corp.	30,580	2,808,467
Time Warner Inc.[1]	163,083	2,749,579
Hewlett-Packard Co.	115,060	2,627,970
Bank One Corp.	43,057	2,347,468
Wachovia Corp.	48,266	2,268,502
Morgan Stanley	36,556	2,094,659
Merck & Co. Inc.	47,154	2,083,735
Merrill Lynch & Co. Inc.	34,933	2,080,609
U.S. Bancorp	72,345	2,000,339
BellSouth Corp.	69,593	1,927,030
Procter & Gamble Co.	17,612	1,847,147
FleetBoston Financial Corp.	39,794	1,786,751
ConocoPhillips	25,574	1,785,321
Walt Disney Co. (The)	57,494	1,436,775
Du Pont (E.I.) de Nemours and Co.	33,464	1,412,850
Washington Mutual Inc.	32,834	1,402,340
Viacom Inc. Class B	35,293	1,383,839
McDonald’s Corp.	47,922	1,369,132
Comcast Corp. Class A1	45,106	1,296,346
Dow Chemical Co. (The)	30,996	1,248,519
Allstate Corp. (The)	26,507	1,205,008
Freddie Mac	20,219	1,194,134
Goldman Sachs Group Inc. (The)	10,714	1,118,006
Alcoa Inc.	31,822	1,103,905
Honeywell International Inc.	31,262	1,058,219
Caterpillar Inc.	12,966	1,025,222
United Technologies Corp.	11,640	1,004,532
Prudential Financial Inc.	20,764	929,812
Motorola Inc.	51,503	906,453
Ford Motor Company	66,191	898,212
Schering-Plough Corp.	55,280	896,642
Gannett Co. Inc.	10,109	891,007
Bristol-Myers Squibb Co.	36,399	881,948
Kimberly-Clark Corp.	13,322	840,618
Exelon Corp.	12,200	840,214
Southern Company	27,156	828,258
General Motors Corp.	17,401	819,587
Emerson Electric Co.	13,272	795,258
Dominion Resources Inc.	12,068	775,972
Bank of New York Co. Inc. (The)	24,472	770,868
Duke Energy Corp.	33,898	766,095
Lehman Brothers Holdings Inc.	9,201	762,487
International Paper Co.	18,014	761,272
BB&T Corp.	20,982	740,665
National City Corp.	20,775	739,174
Liberty Media Corp. Class A1	66,656	729,883
Cendant Corp.	29,531	720,261
Hartford Financial Services Group Inc.	10,619	676,430
Occidental Petroleum Corp.	14,258	656,581
SunTrust Banks Inc.	9,278	646,769
Northrop Grumman Corp.	6,526	642,289
Lucent Technologies Inc.[1]	155,514	639,163
AT&T Wireless Services Inc.[1]	46,768	636,512
Deere & Co.	8,998	623,651
Sprint Corp. (FON Group)	33,789	622,731
PNC Financial Services Group	10,891	603,579
Coca-Cola Co. (The)	11,840	595,552
Countrywide Financial Corp.	6,203	594,868
General Dynamics Corp.	6,639	593,062
Alltel Corp.	11,788	588,103
State Street Corp.	11,168	582,188
AT&T Corp.	29,550	578,293
American Express Co.	11,146	577,920
Gillette Co. (The)	14,697	574,653
Union Pacific Corp.	9,549	571,221
Avon Products Inc.	7,496	568,722
Travelers Property Casualty Corp. Class B	31,963	552,001
Weyerhaeuser Co.	8,300	543,650

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
ConAgra Foods Inc.	20,175	$543,514
Agilent Technologies Inc.[1]	16,779	530,720
Golden West Financial Corp.	4,713	527,620
Apache Corp.	12,139	524,041
FedEx Corp.	6,965	523,489
CVS Corp.	14,801	522,475
Devon Energy Corp.	8,742	508,347
Sun Microsystems Inc.[1]	121,293	504,579
Entergy Corp.	8,480	504,560
American Electric Power Co. Inc.	14,963	492,582
KeyCorp	16,023	485,337
Chubb Corp.	6,959	483,929
Raytheon Co.	15,417	483,169
Burlington Resources Inc.	7,538	479,643
Hancock (John) Financial Services Inc.	10,962	478,930
Lockheed Martin Corp.	10,448	476,847
Kroger Co.[1]	28,334	471,478
FPL Group Inc.	6,892	460,730
MetLife Inc.	12,755	455,098
PG&E Corp.[1]	15,478	448,398
Clear Channel Communications Inc.	10,549	446,750
Burlington Northern Santa Fe Corp.	14,139	445,378
FirstEnergy Corp.	11,332	442,855
Equity Office Properties Trust	15,264	440,977
Air Products & Chemicals Inc.	8,528	427,423
Fortune Brands Inc.	5,513	422,461
Johnson Controls Inc.	7,075	418,486
Public Service Enterprise Group Inc.	8,537	401,068
PepsiCo Inc.	7,410	399,029
Costco Wholesale Corp.[1]	10,557	396,521
Marathon Oil Corp.	11,716	394,478
Principal Financial Group Inc.	10,889	387,975
Federated Department Stores Inc.	7,120	384,836
SouthTrust Corp.	11,587	384,225
Progress Energy Inc.	8,125	382,525
Sara Lee Corp.	17,356	379,402
May Department Stores Co. (The)	10,901	376,957
PPG Industries Inc.	6,427	374,694
Apple Computer Inc.[1]	13,844	374,480
Consolidated Edison Inc.	8,454	372,821
Unocal Corp.	9,750	363,480
Monsanto Co.	9,870	361,933
Comerica Inc.	6,655	361,500
Sears, Roebuck and Co.	8,268	355,193
Masco Corp.	11,648	354,565
Penney (J.C.) Co. Inc. (Holding Co.)	10,170	353,713
PACCAR Inc.	6,185	347,844
Franklin Resources Inc.	6,247	347,833
TXU Corp.	12,081	346,241
Tribune Co.	6,856	345,817
MBIA Inc.	5,457	342,154
Safeway Inc.[1]	16,543	340,455
Xerox Corp.[1]	23,329	339,904
Limited Brands Inc.	16,700	334,000
Kraft Foods Inc.	10,426	333,736
Archer-Daniels-Midland Co.	19,703	332,390
Electronic Data Systems Corp.	17,055	330,014
Bear Stearns Companies Inc. (The)	3,761	329,764
Norfolk Southern Corp.	14,738	325,562
Marshall & Ilsley Corp.	8,510	321,763
Praxair Inc.	8,584	318,638
St. Paul Companies Inc.	7,961	318,520
Eaton Corp.	5,667	318,429
Georgia-Pacific Corp.	9,450	318,370
Lincoln National Corp.	6,714	317,706
General Mills Inc.	6,792	317,051
Northern Trust Corp.	6,786	316,160
Ameren Corp.	6,816	314,149
AmSouth Bancorp	13,329	313,365
CIGNA Corp.	5,296	312,570
Equity Residential	10,308	307,694
Regions Financial Corp.	8,421	307,535
Simon Property Group Inc.	5,258	307,278
Waste Management Inc.	10,022	302,464
PPL Corp.	6,620	301,872
Charter One Financial Inc.	8,534	301,762
Aetna Inc.	3,319	297,781
Jefferson-Pilot Corp.	5,378	295,844
Valero Energy Corp.	4,886	292,965
Loews Corp.	4,938	291,638
Mellon Financial Corp.	9,278	290,309

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Heinz (H.J.) Co.	7,753	$289,109
Anthem Inc.[1]	3,177	287,963
General Growth Properties Inc.	8,168	287,105
MBNA Corp.	10,379	286,772
AFLAC Inc.	7,123	285,917
Albertson’s Inc.	12,887	285,447
CIT Group Inc.	7,477	284,500
Eastman Kodak Co.	10,861	284,232
3M Co.	3,376	276,393
Corning Inc.[1]	24,578	274,782
Anadarko Petroleum Corp.	5,259	272,732
Cinergy Corp.	6,663	272,450
Computer Sciences Corp.[1]	6,723	271,139
AON Corp.	9,677	270,085
Illinois Tool Works Inc.	3,407	269,937
Xcel Energy Inc.	15,075	268,486
DTE Energy Co.	6,386	262,784
Edison International	10,802	262,381
Avaya Inc.[1]	16,396	260,368
Newmont Mining Corp.	5,496	256,278
Parker Hannifin Corp.	4,461	252,047
Constellation Energy Group Inc.	6,255	249,887
CSX Corp.	8,131	246,288
Sovereign Bancorp Inc.	11,292	241,875
Dover Corp.	6,222	241,227
Rohm & Haas Co.	5,963	237,566
Sempra Energy	7,470	237,546
Torchmark Corp.	4,411	237,268
Textron Inc.	4,348	231,096
Donnelley (R.R.) & Sons Co.	7,599	229,870
UST Inc.	6,322	228,224
M&T Bank Corp.	2,540	228,219
KeySpan Corp.	5,957	227,677
Interpublic Group of Companies Inc.[1]	14,643	225,209
Plum Creek Timber Co. Inc.	6,907	224,339
Cincinnati Financial Corp.	5,156	224,028
ProLogis	6,213	222,860
Wyeth	5,923	222,409
National Commerce Financial Corp.	7,720	220,869
Office Depot Inc.[1]	11,653	219,309
Starwood Hotels & Resorts Worldwide Inc.	5,341	216,311
Archstone-Smith Trust	7,309	215,689
First Tennessee National Corp.	4,519	215,556
Union Planters Corp.	7,211	215,248
Capital One Financial Corp.	2,851	215,051
Genuine Parts Co.	6,564	214,774
Rockwell Automation Inc.	6,193	214,711
Ambac Financial Group Inc.	2,906	214,405
MeadWestvaco Corp.	7,559	213,844
D.R. Horton Inc.	6,026	213,501
SAFECO Corp.	4,926	212,655
NiSource Inc.	9,907	210,524
Banknorth Group Inc.	6,157	209,584
DIRECTV Group Inc. (The)[1]	13,624	209,537
Fidelity National Financial Inc.	5,227	206,989
Lennar Corp. Class A	3,826	206,719
Pulte Homes Inc.	3,675	204,330
Compass Bancshares Inc.	4,802	199,139
Kerr-McGee Corp.	3,816	196,524
Knight Ridder Inc.	2,679	196,237
Zions Bancorporation	3,418	195,510
Medco Health Solutions Inc.[1]	5,734	194,956
Vornado Realty Trust	3,221	194,806
Dean Foods Co.[1]	5,786	193,252
R.J. Reynolds Tobacco Holdings Inc.	3,185	192,693
Cox Communications Inc. Class A1	6,095	192,602
Micron Technology Inc.[1]	11,500	192,165
Huntington Bancshares Inc.	8,659	192,143
GreenPoint Financial Corp.	4,295	187,734
Williams Companies Inc.	19,586	187,438
Kimco Realty Corp.	3,655	186,332
Public Storage Inc.	3,764	183,156
Kellogg Co.	4,659	182,819
Murphy Oil Corp.	2,888	181,857
Nucor Corp.	2,953	181,550
Rouse Co. (The)	3,385	181,436
Sherwin-Williams Co. (The)	4,700	180,621
Sunoco Inc.	2,894	180,528
Duke Realty Corp.	5,105	177,246
Amerada Hess Corp.	2,712	177,039

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
MGIC Investment Corp.	2,740	$175,990
North Fork Bancorp Inc.	4,149	175,586
Scientific-Atlanta Inc.	5,340	172,696
Qwest Communications International Inc.[1]	39,863	171,810
Delphi Corp.	17,234	171,651
iStar Financial Inc.	4,032	170,554
El Paso Corp.	23,850	169,574
New York Community Bancorp Inc.	4,931	169,035
Old Republic International Corp.	6,839	167,966
NTL Inc.[1]	2,783	165,449
Centex Corp.	3,059	165,370
Jones Apparel Group Inc.	4,570	165,205
Smurfit-Stone Container Corp.	9,262	162,919
Tenet Healthcare Corp.[1]	14,460	161,374
UNUMProvident Corp.	10,968	160,462
Vulcan Materials Co.	3,379	160,300
United States Steel Corp.	4,248	158,323
HCA Inc.	3,872	157,281
Republic Services Inc.	5,737	155,301
Boston Properties Inc.	2,847	154,621
SUPERVALU Inc.	5,046	154,105
Popular Inc.	3,553	153,134
Watson Pharmaceuticals Inc.[1]	3,536	151,305
Coca-Cola Enterprises Inc.	6,192	149,661
Wendy’s International Inc.	3,665	149,129
Liz Claiborne Inc.	4,056	148,815
CenturyTel Inc.	5,403	148,528
Janus Capital Group Inc.	9,036	148,010
SCANA Corp.	4,182	147,834
Host Marriott Corp.[1]	11,533	147,392
Lear Corp.	2,361	146,288
Nordstrom Inc.	3,651	145,675
Phelps Dodge Corp.[1]	1,782	145,518
VF Corp.	3,090	144,303
American Power Conversion Corp.	6,245	143,697
NCR Corp.[1]	3,254	143,371
Tyson Foods Inc. Class A	7,941	143,335
Liberty Property Trust	3,180	143,100
Energy East Corp.	5,566	141,154
Allied Capital Corp.	4,649	140,818
XM Satellite Radio Holdings Inc. Class A1	4,993	139,804
Sirius Satellite Radio Inc.[1]	40,985	139,349
Wisconsin Energy Corp.	4,333	139,306
Hibernia Corp. Class A	5,917	138,990
Citizens Communications Co.[1]	10,720	138,717
Grainger (W.W.) Inc.	2,882	138,336
Thermo Electron Corp.[1]	4,888	138,233
Radian Group Inc.	3,238	137,939
Marriott International Inc. Class A	3,240	137,862
Foot Locker Inc.	5,332	137,566
Caesars Entertainment Inc.[1]	10,541	137,455
Southwest Airlines Co.	9,641	136,999
Advanced Micro Devices Inc.[1]	8,403	136,381
PeopleSoft Inc.[1]	7,357	136,031
Health Care Property Investors Inc.	4,801	135,868
ServiceMaster Co. (The)	11,295	135,653
Whirlpool Corp.	1,964	135,261
McKesson Corp.	4,453	133,991
PMI Group Inc. (The)	3,580	133,749
Toys R Us Inc.[1]	7,894	132,619
Diebold Inc.	2,723	131,031
AvalonBay Communities Inc.	2,441	130,789
Engelhard Corp.	4,360	130,320
Campbell Soup Co.	4,760	129,805
InterActiveCorp[1]	4,068	128,508
Clorox Co.	2,627	128,487
Vishay Intertechnology Inc.[1]	6,015	128,360
Brunswick Corp.	3,143	128,329
Pinnacle West Capital Corp.	3,194	125,684
Autodesk Inc.	3,960	125,215
Hershey Foods Corp.	1,502	124,441
Pioneer Natural Resources Co.	3,846	124,226
Sabre Holdings Corp.	5,004	124,149
Pitney Bowes Inc.	2,911	124,038
Eastman Chemical Co.	2,906	124,028
Goodrich (B.F.) Co.	4,358	122,329
Colgate-Palmolive Co.	2,209	121,716
Washington Post Company (The) Class B	137	121,164
Pepco Holdings Inc.	5,925	121,107

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
KB Home	1,494	$120,715
CenterPoint Energy Inc.	10,431	119,226
Ashland Inc.	2,562	119,107
Boeing Co. (The)	2,885	118,487
Sanmina-SCI Corp.[1]	10,675	117,532
Associated Bancorp	2,618	117,260
Developers Diversified Realty Corp.	2,886	116,594
Mercantile Bankshares Corp.	2,708	116,363
Questar Corp.	3,186	116,098
Macerich Co. (The)	2,150	115,885
Humana Inc.[1]	6,079	115,623
PacifiCare Health Systems Inc.[1]	2,923	115,605
ALLETE Inc.	3,264	114,534
Hasbro Inc.	5,259	114,383
Fluor Corp.	2,905	112,394
Avnet Inc.[1]	4,571	111,944
AutoNation Inc.[1]	6,560	111,848
Commerce Bancshares Inc.	2,329	111,117
Temple-Inland Inc.	1,749	110,782
Astoria Financial Corp.	2,907	110,553
SPX Corp.	2,430	110,516
Bausch & Lomb Inc.	1,841	110,405
King Pharmaceuticals Inc.[1]	6,553	110,353
Cadence Design Systems Inc.[1]	7,484	110,314
Apartment Investment & Management Co. Class A	3,537	109,965
Leggett & Platt Inc.	4,632	109,825
Dana Corp.	5,505	109,329
Hospitality Properties Trust	2,343	108,715
AmerisourceBergen Corp.	1,985	108,540
AMB Property Corp.	2,887	107,310
Pogo Producing Co.	2,330	106,877
Baker Hughes Inc.	2,919	106,485
Hilton Hotels Corp.	6,539	106,259
Alliant Energy Corp.	4,076	106,221
Rockwell Collins Inc.	3,357	106,115
Energizer Holdings Inc.[1]	2,256	105,333
Mohawk Industries Inc.[1]	1,278	105,243
TECO Energy Inc.	7,184	105,102
Equitable Resources Inc.	2,364	105,009
Brown-Forman Corp. Class B	2,196	104,661
Louisiana-Pacific Corp.	4,009	103,432
NSTAR	2,039	103,418
UnionBanCal Corp.	1,970	103,208
Computer Associates International Inc.	3,832	102,928
Catellus Development Corp.	3,945	102,609
3Com Corp.[1]	14,500	102,370
Precision Castparts Corp.	2,318	102,062
ENSCO International Inc.	3,598	101,356
MDU Resources Group Inc.	4,293	100,843
Fox Entertainment Group Inc. Class A1	3,716	100,704
Compuware Corp.[1]	13,466	100,322
New Plan Excel Realty Trust	3,657	100,019
Invitrogen Corp.[1]	1,395	100,008
Pentair Inc.	1,677	98,943
Smucker (J.M.) Co. (The)	1,872	98,804
Stanley Works (The)	2,311	98,633
Manor Care Inc.	2,789	98,424
Becton, Dickinson & Co.	2,015	97,687
Mack-Cali Realty Corp.	2,165	97,230
Apogent Technologies Inc.[1]	3,144	96,458
Bank of Hawaii Corp.	2,075	96,135
Millennium Pharmaceuticals Inc.[1]	5,632	95,181
Alberto-Culver Co.	2,169	95,154
Wilmington Trust Corp.	2,546	95,144
Berkley (W.R.) Corp.	2,366	94,356
United Dominion Realty Trust Inc.	4,765	93,489
City National Corp.	1,558	93,324
Bemis Co.	3,559	92,534
Thornburg Mortgage Inc.	2,957	91,963
Telephone & Data Systems Inc.	1,284	90,997
Weingarten Realty Investors	2,624	90,773
Leucadia National Corp.	1,691	90,096
Solectron Corp.[1]	16,190	89,531
XTO Energy Inc.	3,544	89,444
DPL Inc.	4,770	89,437
L-3 Communications Holdings Inc.[1]	1,502	89,339
Northeast Utilities	4,766	88,886
Fulton Financial Corp.	3,985	88,746
Protective Life Corp.	2,361	88,419

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Great Plains Energy Inc.	2,616	$88,395
Sky Financial Group Inc.	3,403	88,308
E*TRADE Financial Corp.[1]	6,614	88,297
Valspar Corp. (The)	1,790	88,122
BorgWarner Inc.	1,036	87,884
OGE Energy Corp.	3,311	87,543
Hillenbrand Industries Inc.	1,287	87,374
Ryland Group Inc.	976	86,698
Newell Rubbermaid Inc.	3,723	86,374
Smithfield Foods Inc.[1]	3,176	86,133
Martin Marietta Materials Inc.	1,865	86,088
Colonial BancGroup Inc. (The)	4,640	85,840
Ryder System Inc.	2,202	85,283
Bowater Inc.	1,953	85,209
Harrah’s Entertainment Inc.	1,550	85,079
Webster Financial Corp.	1,676	84,990
Novell Inc.[1]	7,459	84,883
Hormel Foods Corp.	2,893	84,852
Service Corp. International[1]	11,315	84,523
Cullen/Frost Bankers Inc.	1,974	84,408
Sonoco Products Co.	3,471	84,276
ONEOK Inc.	3,733	84,179
Constellation Brands Inc.[1]	2,621	84,134
New York Times Co. Class A	1,902	84,068
Edwards (A.G.) Inc.	2,145	83,912
Harris Corp.	1,732	83,846
Puget Energy Inc.	3,708	82,948
Tellabs Inc.[1]	9,611	82,943
American Capital Strategies Ltd.	2,492	82,834
Autoliv Inc.	2,019	82,779
Sigma-Aldrich Corp.	1,491	82,512
Tech Data Corp.[1]	2,012	82,371
Boise Cascade Corp.	2,375	82,294
Annaly Mortgage Management Inc.	4,195	82,012
Rayonier Inc. REIT	1,875	81,956
Saks Inc.[1]	4,646	81,770
Arrow Electronics Inc.[1]	3,203	81,548
Pan Pacific Retail Properties Inc.	1,557	81,120
Level 3 Communications Inc.[1]	20,173	81,095
Reliant Resources Inc.[1]	9,866	81,000
Circuit City Stores Inc.	7,130	80,569
Ventas Inc.	2,927	80,434
LSI Logic Corp.[1]	8,456	78,979
First American Corp.	2,561	77,906
Aqua America Inc.	3,592	77,875
Cummins Inc.	1,331	77,797
Allied Waste Industries Inc.[1]	5,832	77,624
Siebel Systems Inc.[1]	6,682	76,910
Toll Brothers Inc.[1]	1,690	76,777
Nationwide Financial Services Inc.	2,128	76,714
FirstMerit Corp.	2,944	76,691
Valley National Bancorp	2,739	76,610
Lee Enterprises Inc.	1,692	76,445
Hubbell Inc. Class B	1,903	76,367
Deluxe Corp.	1,901	76,230
Providian Financial Corp.[1]	5,812	76,137
Tektronix Inc.	2,324	76,018
Lyondell Chemical Co.	5,113	75,877
Federal Realty Investment Trust	1,637	75,629
Belo (A.H.) Corp.	2,721	75,535
Washington Federal Inc.	2,952	75,365
McGraw-Hill Companies Inc. (The)	973	74,084
Convergys Corp.[1]	4,867	73,978
Independence Community Bank Corp.	1,815	73,961
Standard-Pacific Corp.	1,225	73,500
Health Care REIT Inc.	1,804	73,242
RPM International Inc.	4,414	73,008
Snap-On Inc.	2,255	72,927
Unitrin Inc.	1,691	72,544
MGM Mirage[1]	1,599	72,499
CenterPoint Properties Corp.	877	72,352
Hawaiian Electric Industries Inc.	1,393	72,213
Vectren Corp.	2,905	71,666
Ingram Micro Inc. Class A1	3,951	71,513
HRPT Properties Trust	6,321	71,427
StanCorp Financial Group Inc.	1,094	71,384
Harsco Corp.	1,558	70,889
IKON Office Solutions Inc.	5,521	70,669
Allmerica Financial Corp.[1]	2,039	70,447
Cabot Corp.	2,143	70,290
Omnicare Inc.	1,579	69,997
Neiman-Marcus Group Inc. Class A	1,294	69,798

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Storage Technology Corp.[1]	2,487	$69,213
Healthcare Realty Trust Inc.	1,620	69,174
Arden Realty Inc.	2,136	69,057
AGL Resources Inc.	2,379	69,039
IndyMac Bancorp Inc.	1,899	68,915
Coors (Adolf) Company Class B	973	67,575
Allegheny Energy Inc.[1]	4,869	66,754
CarrAmerica Realty Corp.	1,958	66,376
WPS Resources Corp.	1,384	66,155
BJ’s Wholesale Club Inc.[1]	2,593	65,992
BRE Properties Inc. Class A	1,921	65,929
Calpine Corp.[1]	14,105	65,870
Realty Income Corp.	1,466	65,457
Carlisle Companies Inc.	1,154	65,374
Reebok International Ltd.	1,577	65,209
Teleflex Inc.	1,319	64,934
Crane Co.	1,965	64,845
Shurgard Storage Centers Inc. Class A	1,623	64,758
AnnTaylor Stores Corp.[1]	1,511	64,671
CNF Inc.	1,918	64,445
Transatlantic Holdings Inc.	736	64,187
BancorpSouth Inc.	2,908	63,627
Fremont General Corp.	2,071	63,373
Intersil Corp. Class A	2,843	63,370
Whitney Holding Corp.	1,518	63,361
Hudson City Bancorp Inc.	1,666	63,041
South Financial Group Inc. (The)	2,127	62,938
Provident Financial Group Inc.	1,563	62,770
T. Rowe Price Group Inc.	1,160	62,443
McCormick & Co. Inc.	1,862	62,414
Lubrizol Corp.	1,977	62,256
Wrigley (William Jr.) Co.	1,047	61,899
Pactiv Corp.[1]	2,772	61,677
Peoples Energy Corp.	1,381	61,662
UGI Corp.	1,872	61,626
AmeriCredit Corp.[1]	3,602	61,342
Hughes Supply Inc.	1,163	60,941
Noble Energy Inc.	1,290	60,759
Terex Corp.[1]	1,638	60,557
National Fuel Gas Co.	2,430	59,778
Reckson Associates Realty Corp.	2,123	59,741
First Industrial Realty Trust Inc.	1,512	59,724
TCF Financial Corp.	1,169	59,701
First Midwest Bancorp Inc.	1,745	59,574
Chelsea Property Group Inc.	939	59,101
AmerUs Group Co.	1,457	58,790
Activision Inc.[1]	3,697	58,487
Andrew Corp.[1]	3,313	57,977
Hudson United Bancorp	1,523	57,950
MONY Group Inc. (The)[1]	1,834	57,661
SL Green Realty Corp.	1,204	57,431
Greater Bay Bancorp	1,955	57,184
Zale Corp.[1]	928	57,118
Nicor Inc.	1,619	57,037
Camden Property Trust	1,266	56,907
Crown Holdings Inc.[1]	6,089	56,749
Forest City Enterprises Inc. Class A	1,052	56,650
FMC Corp.[1]	1,321	56,565
Old National Bancorp	2,499	56,477
International Rectifier Corp.[1]	1,228	56,476
WGL Holdings Inc.	1,862	56,046
Raymond James Financial Inc.	2,255	56,024
Piedmont Natural Gas Co.	1,324	55,899
Nationwide Health Properties Inc.	2,498	55,630
AGCO Corp.[1]	2,673	55,358
Westar Energy Inc.	2,629	55,104
Markel Corp.[1]	191	54,989
Borders Group Inc.	2,316	54,982
Helmerich & Payne Inc.	1,919	54,979
Beazer Homes USA Inc.	518	54,861
Energen Corp.	1,328	54,780
Owens-Illinois Inc.[1]	3,902	54,706
Crescent Real Estate Equities Co.	3,021	54,287
Duquesne Light Holdings Inc.	2,776	54,132
Impac Mortgage Holdings Inc.	1,989	54,101
Extended Stay America Inc.	2,792	54,081
Furniture Brands International Inc.	1,675	53,935
Briggs & Stratton Corp.	795	53,639
Atmel Corp.[1]	8,250	53,625
Highwoods Properties Inc.	2,034	53,311
York International Corp.	1,353	53,186

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Citizens Banking Corp.	1,626	$53,056
Automatic Data Processing Inc.	1,261	52,962
PerkinElmer Inc.	2,556	52,884
Copart Inc.[1]	2,422	52,630
Comverse Technology Inc.[1]	2,900	52,606
Trizec Properties Inc.	3,031	51,982
Peabody Energy Corp.	1,115	51,859
Alexander & Baldwin Inc.	1,567	51,836
American Tower Corp. Class A1	4,564	51,801
Trustmark Corp.	1,780	51,798
Corn Products International Inc.	1,294	51,760
International Bancshares Corp.	979	51,721
Cytec Industries Inc.	1,444	51,363
Pep Boys-Manny, Moe & Jack Inc.	1,848	51,282
Polo Ralph Lauren Corp.	1,493	51,180
American Greetings Corp. Class A1	2,247	51,164
Packaging Corporation of America	2,267	51,144
Kennametal Inc.	1,236	51,010
CBL & Associates Properties Inc.	825	50,605
Goodyear Tire & Rubber Co. (The)[1]	5,922	50,574
Jefferies Group Inc.	1,431	50,557
Ethan Allen Interiors Inc.	1,222	50,420
Imation Corp.	1,339	50,373
Metro-Goldwyn-Mayer Inc.[1]	2,895	50,373
Cooper Tire & Rubber Co.	2,485	50,073
M.D.C. Holdings Inc.	711	50,026
Fairchild Semiconductor International Inc. Class A1	2,074	49,838
Tom Brown Inc.[1]	1,317	49,519
Lafarge North America Inc.	1,217	49,471
Callaway Golf Co.	2,606	49,462
Corrections Corp. of America[1]	1,389	49,448
Mercury General Corp.	990	49,431
Staten Island Bancorp Inc.	1,980	49,262
Mills Corp.	923	49,187
Home Properties Inc.	1,205	49,104
Prentiss Properties Trust	1,326	48,929
National Semiconductor Corp.[1]	1,101	48,917
CMS Energy Corp.[1]	5,454	48,813
Triad Hospitals Inc.[1]	1,583	48,788
AptarGroup Inc.	1,270	48,768
Massey Energy Co.	2,195	48,444
Phoenix Companies Inc.	3,610	48,410
Visteon Corp.	5,048	48,309
ArvinMeritor Inc.	2,433	48,246
Dycom Industries Inc.[1]	1,806	47,895
HON Industries Inc.	1,287	47,825
Park National Corp.	421	47,699
Halliburton Co.	1,568	47,652
Valassis Communications Inc.[1]	1,567	47,637
KEMET Corp.[1]	3,308	47,437
Airgas Inc.	2,222	47,329
HCC Insurance Holdings Inc.	1,449	46,846
Polycom Inc.[1]	2,204	46,791
Barnes & Noble Inc.[1]	1,432	46,683
ADC Telecommunications Inc.[1]	16,061	46,577
McClatchy Co. (The) Class A	655	46,531
Gemstar-TV Guide International Inc.[1]	6,921	46,440
La Quinta Corp.[1]	6,153	46,394
PepsiAmericas Inc.	2,266	46,272
Westamerica Bancorp	915	46,171
Atmos Energy Corp.	1,805	46,154
Mandalay Resort Group	804	46,037
BearingPoint Inc.[1]	4,278	45,860
Commercial Federal Corp.	1,652	45,595
Linens ‘n Things Inc.[1]	1,285	45,502
Bob Evans Farms Inc.	1,392	45,156
Charter Communications Inc. Class A1	9,574	45,094
Universal Corp.	887	45,077
Yellow Roadway Corp.[1]	1,336	44,983
Advanced Fibre Communications Inc.[1]	2,018	44,457
Forest Oil Corp.[1]	1,754	44,288
Readers Digest Association Inc. (The)	3,138	44,183
Gateway Inc.[1]	8,333	43,998
Kinder Morgan Inc.	698	43,988
Erie Indemnity Co. Class A	909	43,868
Arbitron Inc.[1]	1,086	43,722
Dillards Inc. Class A	2,279	43,666
Ceridian Corp.[1]	2,211	43,579
People’s Bank	935	43,468

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Cimarex Energy Co.[1]	1,499	$43,321
IDACORP Inc.	1,447	43,265
Regency Centers Corp.	924	43,179
Downey Financial Corp.	816	43,166
Unisys Corp.[1]	3,018	43,097
MAF Bancorp Inc.	990	43,025
ICOS Corp.[1]	1,159	42,941
Media General Inc. Class A	631	42,454
Neurocrine Biosciences Inc.[1]	715	42,256
PNM Resources Inc.	1,406	42,250
Viad Corp.	1,730	41,814
Chittenden Corp.	1,261	41,613
Commerce Group Inc.	866	41,568
CIENA Corp.[1]	8,363	41,564
Manpower Inc.	893	41,524
Lancaster Colony Corp.	1,027	41,491
Newfield Exploration Co.[1]	865	41,459
Dynegy Inc. Class A1	10,430	41,303
Pride International Inc.[1]	2,391	40,790
Scotts Co. (The) Class A1	635	40,735
Southern Union Co.[1]	2,148	40,705
United Bancshares Inc.	1,334	40,687
Ohio Casualty Corp.[1]	2,031	40,600
Banta Corp.	874	40,457
Newcastle Investment Corp.	1,197	40,339
Arch Coal Inc.	1,284	40,305
Navistar International Corp.[1]	877	40,210
Stone Energy Corp.[1]	812	40,162
Cypress Semiconductor Corp.[1]	1,961	40,142
Gables Residential Trust	1,104	40,020
Potlatch Corp.	981	39,976
MPS Group Inc.[1]	3,593	39,954
Reinsurance Group of America Inc.	969	39,700
Loews Corporation - Carolina Group	1,446	39,548
Abgenix Inc.[1]	2,969	39,458
Florida Rock Industries Inc.	935	39,410
Del Monte Foods Co.[1]	3,494	39,307
American Financial Group Inc.	1,316	39,256
Valeant Pharmaceuticals International	1,637	39,075
National-Oilwell Inc.[1]	1,380	39,026
Maxtor Corp.[1]	4,771	38,884
Kellwood Co.	989	38,818
FNB Corp. (Florida)	1,756	38,808
Piper Jaffray Companies Inc.[1]	714	38,663
Unova Inc.[1]	1,785	38,574
Black Hills Corp.	1,209	38,531
Applied Micro Circuits Corp.[1]	6,686	38,444
American Axle & Manufacturing Holdings Inc.[1]	1,038	38,250
WellPoint Health Networks Inc.[1]	336	38,210
Tesoro Petroleum Corp.[1]	2,028	38,106
First Niagara Financial Group Inc.	2,784	38,002
Henry Schein Inc.[1]	531	37,924
Silicon Valley Bancshares[1]	1,169	37,922
Blyth Inc.	1,158	37,832
La-Z-Boy Inc.	1,737	37,797
Allegheny Technologies Inc.	3,120	37,752
Eagle Materials Inc.	639	37,605
Trinity Industries Inc.	1,345	37,391
Integrated Device Technology Inc.[1]	2,490	37,350
Acuity Brands Inc.	1,560	37,253
Alexandria Real Estate Equities Inc.	587	36,981
United Stationers Inc.[1]	877	36,922
Susquehanna Bancshares Inc.	1,436	36,805
Flowserve Corp.[1]	1,754	36,746
VeriSign Inc.[1]	2,207	36,614
Capital Automotive	1,035	36,546
Premcor Inc.[1]	1,179	36,514
Delphi Financial Group Inc. Class A	868	36,473
Millennium Chemicals Inc.	2,425	36,229
Payless ShoeSource Inc.[1]	2,594	36,212
Legg Mason Inc.	390	36,184
CheckFree Corp.[1]	1,225	36,088
Knight Trading Group Inc.[1]	2,849	36,068
Western Gas Resources Inc.	709	36,053
American National Insurance Co.	402	35,975
Brandywine Realty Trust	1,174	35,866
Minerals Technologies Inc.	628	35,859
Regis Corp.	806	35,831
Moog Inc. Class A1	1,050	35,826
SkyWest Inc.	1,862	35,825

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
GATX Corp.	1,613	$35,760
Commercial Net Lease Realty Inc.	1,809	35,728
Avery Dennison Corp.	572	35,584
USF Corp.	1,039	35,555
Adaptec Inc.[1]	4,020	35,215
Donnelley (R.H.) Corp.[1]	754	35,212
Hovnanian Enterprises Inc. Class A1	816	35,210
Ralcorp Holdings Inc.[1]	1,155	35,147
International Flavors & Fragrances Inc.	984	34,932
Rowan Companies Inc.[1]	1,649	34,777
Tidewater Inc.	1,234	34,712
Electronics For Imaging Inc.[1]	1,405	34,521
Great Lakes Chemical Corp.	1,444	34,439
Smith International Inc.[1]	643	34,407
Sierra Pacific Resources[1]	4,636	34,306
Brookline Bancorp Inc.	2,146	34,229
Avista Corp.	1,807	34,188
Thomas & Betts Corp.	1,556	33,952
Hunt (J.B.) Transport Services Inc.[1]	1,205	33,945
Washington Group International Inc.[1]	927	33,937
Black Box Corp.	633	33,922
Senior Housing Properties Trust	1,738	33,891
United Rentals Inc.[1]	1,906	33,870
Post Properties Inc.	1,173	33,782
Entertainment Properties Trust	821	33,587
AVX Corp.	2,029	33,458
First Commonwealth Financial Corp.	2,255	33,329
Novellus Systems Inc.[1]	1,048	33,316
Radio One Inc. Class D1	1,787	33,060
Big Lots Inc.[1]	2,274	32,973
Kilroy Realty Corp.	927	32,908
Provident Financial Services Inc.	1,759	32,876
AMETEK Inc.	1,280	32,819
CommScope Inc.[1]	1,969	32,784
Delta Air Lines Inc.	4,127	32,686
US Oncology Inc.[1]	2,206	32,605
UnitedGlobalCom Inc. Class A1	3,838	32,585
Instinet Group Inc.[1]	4,592	32,374
Reliance Steel & Aluminum Co.	919	32,303
Joy Global Inc.	1,148	32,224
Flowers Foods Inc.	1,228	32,223
Renal Care Group Inc.[1]	704	32,215
Kansas City Southern Industries Inc.[1]	2,315	32,178
UMB Financial Corp.	634	32,144
GrafTech International Ltd.[1]	2,148	32,113
Actuant Corp. Class A1	818	32,090
Aquila Inc.[1]	6,785	31,957
Hancock Holding Co.	1,032	31,951
Lexington Corp. Properties Trust	1,458	31,770
CBRL Group Inc.	800	31,712
LandAmerica Financial Group Inc.	700	31,682
Mueller Industries Inc.	931	31,645
Alleghany Corp.[1]	128	31,531
Health Net Inc.[1]	1,262	31,462
Seacoast Financial Services Corp.	937	31,390
CONMED Corp.[1]	1,061	31,342
BankUnited Financial Corp. Class A1	1,053	31,274
Fuller (H.B.) Co.	1,095	31,142
Spinnaker Exploration Co.[1]	866	31,107
Chemical Financial Corp.	867	31,099
Men’s Wearhouse Inc. (The)[1]	1,170	31,087
Tootsie Roll Industries Inc.	849	31,037
Gartner Inc. Class A1	2,658	30,966
LNR Property Corp.	578	30,940
First National Bankshares of Florida	1,756	30,853
Outback Steakhouse Inc.	633	30,827
Cousins Properties Inc.	939	30,790
Benchmark Electronics Inc.[1]	977	30,756
Northwest Natural Gas Co.	980	30,625
Albemarle Corp.	1,055	30,595
Continental Airlines Inc. Class B1	2,439	30,561
Pepsi Bottling Group Inc.	1,027	30,553
Lincoln Electric Holding Inc.	1,085	30,543
Jack in the Box Inc.[1]	1,210	30,214
Lennox International Inc.	1,628	30,199
Waypoint Financial Corp.	1,121	30,065
Perrigo Co.	1,495	29,975
Casey’s General Store Inc.	1,804	29,946
OM Group Inc.[1]	984	29,914
Vintage Petroleum Inc.	2,035	29,833
FirstFed Financial Corp.[1]	644	29,708

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Cleco Corp.	1,559	$29,668
PanAmSat Corp.[1]	1,210	29,621
Liberty Corp.	640	29,613
Commercial Metals Co.	924	29,420
Jacuzzi Brands Inc.[1]	3,128	29,341
Essex Property Trust Inc.	447	29,278
Charming Shoppes Inc.[1]	3,751	29,220
Hearst-Argyle Television Inc.	1,085	29,176
Texas Industries Inc.	807	29,173
Redwood Trust Inc.	468	29,096
Human Genome Sciences Inc.[1]	2,314	28,994
eFunds Corp.[1]	1,740	28,536
First Citizens BancShares Inc. Class A	232	28,536
Darden Restaurants Inc.	1,149	28,484
Alpharma Inc. Class A	1,449	28,415
Sterling Financial Corp. (Washington)[1]	767	28,295
New Jersey Resources Corp.	744	28,123
Monaco Coach Corp.	1,048	28,086
Sola International Inc.[1]	1,208	28,086
Corporate Office Properties Trust	1,119	27,975
Worthington Industries Inc.	1,458	27,950
Cincinnati Bell Inc.[1]	6,842	27,847
AMCORE Financial Inc.	932	27,764
Saxon Capital Inc.[1]	977	27,757
Granite Construction Inc.	1,151	27,359
Jones Lang LaSalle Inc.[1]	1,062	27,304
AMR Corp.[1]	2,143	27,280
Summit Properties Inc.	1,138	27,141
Scholastic Corp.[1]	994	27,087
Provident Bankshares Corp.	863	27,081
UniSource Energy Corp.	1,101	27,052
Curtiss-Wright Corp.	574	26,903
Cash America International Inc.	1,165	26,853
Regal Entertainment Group Class A	1,221	26,838
Affiliated Computer Services Inc. Class A1	517	26,832
Quanex Corp.	631	26,811
Ryan’s Family Steak Houses Inc.[1]	1,566	26,794
Southwest Gas Corp.	1,145	26,793
Seacor Holdings Inc.[1]	649	26,661
Westport Resources Corp.[1]	808	26,656
Insight Enterprises Inc.[1]	1,384	26,642
BankAtlantic Bancorp Inc. Class A	1,570	26,627
Stewart Enterprises Inc. Class A1	3,661	26,615
National Health Investors Inc.	864	26,611
NetIQ Corp.[1]	1,905	26,594
Diamond Offshore Drilling Inc.	1,099	26,585
Skyworks Solutions Inc.[1]	2,277	26,550
American Management Systems Inc.[1]	1,381	26,515
Capitol Federal Financial	738	26,494
Chiquita Brands International Inc.[1]	1,270	26,479
Meredith Corp.	523	26,443
USEC Inc.	3,120	26,364
Community Health Systems Inc.[1]	945	26,299
Anixter International Inc.	930	26,272
Viasys Healthcare Inc.[1]	1,155	26,126
WellChoice Inc.[1]	707	26,088
Timken Co. (The)	1,119	25,994
Six Flags Inc.[1]	3,311	25,991
Colonial Properties Trust	636	25,949
Danaher Corp.	277	25,863
Finish Line Inc. (The)[1]	698	25,812
Brown Shoe Co. Inc.	707	25,756
El Paso Electric Co.[1]	1,855	25,673
Ascential Software Corp.[1]	1,170	25,646
Stillwater Mining Co.[1]	1,633	25,638
DRS Technologies Inc.[1]	911	25,490
ValueClick Inc.[1]	2,359	25,477
Student Loan Corp.	164	25,422
Technitrol Inc.[1]	1,349	25,361
Idex Corp.	582	25,305
USG Corp.[1]	1,445	25,273
Aztar Corp.[1]	1,028	25,196
Imagistics International Inc.[1]	570	25,108
CH Energy Group Inc.	510	25,036
ABM Industries Inc.	1,394	25,022
Stewart Information Services Corp.	636	24,995
Sensient Technologies Corp.	1,337	24,962
Albany International Corp. Class A	921	24,766
MFA Mortgage Investments Inc.	2,432	24,563
Integrated Silicon Solution Inc.[1]	1,384	24,552

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Philadelphia Consolidated Holding Corp.[1]	423	$24,534
NBT Bancorp Inc.	1,090	24,525
First Charter Corp.	1,165	24,523
Michaels Stores Inc.	504	24,504
Landry’s Restaurants Inc.	821	24,490
Carpenter Technology Corp.	744	24,463
Ruddick Corp.	1,206	24,409
Tecumseh Products Co. Class A	579	24,376
RLI Corp.	631	24,357
Equifax Inc.	943	24,348
Synovus Financial Corp.	994	24,303
Denbury Resources Inc.[1]	1,441	24,295
Manitowoc Co. Inc. (The)	821	24,285
Winn-Dixie Stores Inc.	3,182	24,183
Electro Scientific Industries Inc.[1]	1,027	24,176
BOK Financial Corp.[1]	584	23,944
Medarex Inc.[1]	2,656	23,824
IHOP Corp.	691	23,798
Hudson River Bancorp Inc.	1,154	23,772
Protein Design Labs Inc.[1]	994	23,677
Brocade Communications Systems Inc.[1]	3,536	23,550
Magnum Hunter Resources Inc.[1]	2,316	23,484
Dollar Thrifty Automotive Group Inc.[1]	929	23,476
Invacare Corp.	520	23,473
Crown Castle International Corp.[1]	1,855	23,429
Ionics Inc.[1]	823	23,373
Lamar Advertising Co.[1]	579	23,287
Mid-America Apartment Communities Inc.	627	23,281
Woodward Governor Co.	365	23,265
Ball Corp.	343	23,249
Axcelis Technologies Inc.[1]	2,084	23,174
Pilgrim’s Pride Corp.	1,033	23,170
Range Resources Corp.	1,910	23,168
Province Healthcare Co.[1]	1,457	23,166
Genlyte Group Inc. (The)[1]	413	23,145
Applera Corp. - Applied Biosystems Group	1,170	23,143
JLG Industries Inc.	1,616	23,109
Spherion Corp.[1]	2,255	23,069
Rite Aid Corp.[1]	4,239	23,060
Alaska Air Group Inc.[1]	932	22,983
Texas Genco Holdings Inc.	642	22,952
CharterMac	924	22,897
Corus Bankshares Inc.	568	22,885
Houston Exploration Co.[1]	511	22,857
Schulman (A.) Inc.	1,163	22,853
Overseas Shipholding Group Inc.	625	22,812
Keystone Property Trust	927	22,535
IDT Corp.[1]	1,134	22,533
RAIT Investment Trust	759	22,428
Sovran Self Storage Inc.	535	22,347
Nuevo Energy Co.[1]	685	22,304
UIL Holdings Corp.	462	22,255
Stage Stores Inc.[1]	575	22,247
Handleman Co.	929	22,240
Anthracite Capital Inc.	1,744	22,201
Journal Register Co.[1]	1,062	22,196
Lin TV Corp. Class A1	930	22,143
Equity One Inc.	1,151	22,122
LaSalle Hotel Properties	937	22,113
Shaw Group Inc. (The)[1]	2,039	22,103
THQ Inc.[1]	1,092	22,091
Wesco Financial Corp.	57	22,059
Longs Drug Stores Corp.	1,169	22,012
Horace Mann Educators Corp.	1,393	21,898
Sonic Automotive Inc.	872	21,844
Plains Exploration & Production Co.[1]	1,171	21,827
Northwest Airlines Corp.[1]	2,158	21,817
Oxford Industries Inc.	472	21,802
Arkansas Best Corp.	813	21,780
G&K Services Inc. Class A	585	21,774
Price Communications Corp.[1]	1,386	21,746
Bard (C.R.) Inc.	222	21,676
Steel Dynamics Inc.[1]	871	21,583
UICI[1]	1,460	21,550
AK Steel Holding Corp.[1]	3,661	21,490
Heritage Property Investment Trust Inc.	690	21,459
Longview Fibre Co.	1,922	21,450

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Harleysville Group Inc.	1,149	$21,394
Armor Holdings Inc.[1]	646	21,383
St. Mary Land & Exploration Co.	639	21,362
Arch Chemicals Inc.	756	21,342
Kirby Corp.[1]	631	21,321
Laclede Group Inc. (The)	703	21,301
NeighborCare Inc.[1]	878	21,291
Anworth Mortgage Asset Corp.	1,524	21,275
First Bancorp	510	21,216
Community Bank System Inc.	458	21,196
Incyte Corp.[1]	2,549	21,182
Meritage Corp.[1]	285	21,161
CNA Financial Corp.[1]	765	21,083
SunGard Data Systems Inc.[1]	767	21,016
Modine Manufacturing Co.	806	21,004
Central Garden & Pet Co.[1]	583	20,988
Kindred Healthcare Inc.[1]	415	20,874
PolyOne Corp.[1]	3,128	20,801
EastGroup Properties Inc.	585	20,767
Universal Compression Holdings Inc.[1]	630	20,727
PS Business Parks Inc.	446	20,672
Sports Authority Inc. (The)[1]	515	20,641
Newport Corp.[1]	1,234	20,632
S1 Corp.[1]	2,711	20,604
Mid-State Bancshares	870	20,575
Argosy Gaming Co.[1]	578	20,548
Bandag Inc.	412	20,505
Harvest Natural Resources Inc.[1]	1,398	20,425
Unizan Financial Corp.	821	20,385
Selective Insurance Group Inc.	576	20,200
Aviall Inc.[1]	1,328	20,186
Emulex Corp.[1]	944	20,098
Universal Forest Products Inc.	651	20,090
Griffon Corp.[1]	930	20,088
Jabil Circuit Inc.[1]	678	19,954
FelCor Lodging Trust Inc.[1]	1,911	19,913
Esterline Technologies Corp.[1]	801	19,905
WesBanco Inc.	655	19,879
Wolverine World Wide Inc.	820	19,787
MCG Capital Corp.	979	19,766
Werner Enterprises Inc.	1,043	19,765
Gold Bancorp Inc.	1,212	19,756
Republic Bancorp Inc.	1,398	19,656
Anchor BanCorp Wisconsin Inc.	763	19,495
Mine Safety Appliances Co.	687	19,483
PSS World Medical Inc.[1]	1,738	19,448
Pall Corp.	857	19,445
Empire District Electric Co. (The)	858	19,434
Gray Television Inc.	1,324	19,357
AMLI Residential Properties Trust	684	19,323
TierOne Corp.	819	19,238
First Financial Bancorp	1,035	19,147
Spartech Corp.	767	19,098
Fidelity Bankshares Inc.	521	19,095
Florida East Coast Industries Inc.	531	19,020
Acxiom Corp.	866	19,017
Koger Equity Inc.	809	18,987
Primus Telecommunications Group Inc.[1]	2,256	18,973
American Eagle Outfitters Inc.[1]	703	18,953
Gardner Denver Inc.[1]	699	18,929
School Specialty Inc.[1]	531	18,888
Warnaco Group Inc. (The)[1]	938	18,844
Cambrex Corp.	699	18,803
Cornerstone Realty Income Trust Inc.	2,011	18,803
South Jersey Industries Inc.	459	18,778
TBC Corp.[1]	637	18,709
Hawthorne Financial Corp.[1]	425	18,696
WCI Communities Inc.[1]	740	18,522
Sunrise Senior Living Inc.[1]	516	18,499
Watsco Inc.	637	18,473
Pacific Capital Bancorp	465	18,447
Phillips-Van Heusen Corp.	996	18,426
Boca Resorts Inc. Class A1	1,055	18,410
First Sentinel Bancorp Inc.	869	18,379
Petroleum Development Corp.[1]	640	18,336
Brookfield Homes Corp.	522	18,317
Silicon Graphics Inc.[1]	7,203	18,296
Steelcase Inc. Class A	1,407	18,291
Quanta Services Inc.[1]	2,563	18,146
Insight Communications Co. Inc.[1]	1,813	18,130
MAXIMUS Inc.[1]	518	18,130

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Community First Bankshares Inc.	564	$18,127
Pier 1 Imports Inc.	761	18,036
Roto-Rooter Inc.	356	17,996
Greif Inc. Class A	513	17,924
Toro Co.	289	17,918
Interstate Bakeries Corp.	1,574	17,896
Consolidated Graphics Inc.[1]	463	17,802
Wynn Resorts Ltd.[1]	505	17,675
Tenneco Automotive Inc.[1]	1,391	17,652
Rayovac Corp.[1]	616	17,618
Performance Food Group Co.[1]	511	17,553
PFF Bancorp Inc.	460	17,540
Schnitzer Steel Industries Inc. Class A	546	17,505
Ditech Communications Corp.[1]	1,049	17,487
Hecla Mining Co.[1]	2,078	17,476
Church & Dwight Co. Inc.	403	17,454
Regal-Beloit Corp.	873	17,443
Alfa Corp.	1,281	17,434
Pharmacopeia Inc.[1]	864	17,384
Triumph Group Inc.[1]	526	17,384
ITT Industries Inc.	227	17,327
FIRSTFED AMERICA BANCORP INC.	621	17,307
United Auto Group Inc.	632	17,292
Genesco Inc.[1]	745	17,269
Glacier Bancorp Inc.	534	17,222
Sybase Inc.[1]	819	17,191
First Community Bancorp	459	17,162
Washington Real Estate Investment Trust	528	17,134
International Multifoods Corp.[1]	688	17,007
Community Trust Bancorp Inc.	514	16,962
AMC Entertainment Inc.[1]	1,103	16,931
Superior Industries International Inc.	476	16,869
Orthodontic Centers of America Inc.[1]	2,135	16,866
Otter Tail Corp.	638	16,856
Russell Corp.	922	16,836
BMC Software Inc.[1]	861	16,833
URS Corp.[1]	584	16,808
Ferro Corp.	642	16,788
Varco International Inc.[1]	925	16,659
Schweitzer-Mauduit International Inc.	515	16,635
Sterling Financial Corp. (Pennsylvania)	643	16,532
First Financial Corp.	562	16,472
Belden Inc.	868	16,466
Taubman Centers Inc.	652	16,411
Lone Star Steakhouse & Saloon Inc.	562	16,405
Safeguard Scientifics Inc.[1]	4,410	16,405
Swift Energy Co.[1]	867	16,343
NCO Group Inc.[1]	699	16,336
Fleetwood Enterprises Inc.[1]	1,330	16,332
First Financial Bankshares Inc.	407	16,308
Alexion Pharmaceuticals Inc.[1]	686	16,299
Chesapeake Energy Corp.	1,216	16,294
NCI Building Systems Inc.[1]	691	16,211
Bedford Property Investors Inc.	532	16,210
Group 1 Automotive Inc.[1]	447	16,181
GTECH Holdings Corp.	273	16,145
Glimcher Realty Trust	594	16,097
Applera Corp. - Celera Genomics Group[1]	1,108	16,077
Datascope Corp.	457	16,059
ShopKo Stores Inc.[1]	1,098	16,053
Meristar Hospitality Corp.[1]	2,308	16,041
Gaylord Entertainment Co.[1]	518	16,006
Symbol Technologies Inc.	1,158	15,980
Financial Federal Corp.[1]	477	15,946
MTS Systems Corp.	575	15,910
Parkway Properties Inc.	340	15,895
Federal Signal Corp.	798	15,840
West Pharmaceutical Services Inc.	423	15,820
United Community Financial Corp.	1,209	15,753
Alliant Techsystems Inc.[1]	289	15,722
S&T Bancorp Inc.	523	15,721
Simmons First National Corp. Class A	570	15,704
Connecticut Bankshares Inc.	302	15,692
American States Water Co.	642	15,665
William Lyon Homes Inc.[1]	168	15,658
Glenborough Realty Trust Inc.	700	15,645
Molex Inc.	514	15,620
Triad Guaranty Inc.[1]	296	15,614
Trammell Crow Co.[1]	1,105	15,503

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Argonaut Group Inc.[1]	814	$15,490
Integra Bank Corp.	642	15,466
Net.B@nk Inc.	1,264	15,433
Hologic Inc.[1]	762	15,430
WebMD Corp.[1]	1,734	15,415
InfoSpace Inc.[1]	395	15,354
Laboratory Corp. of America Holdings[1]	391	15,347
Smith (A.O.) Corp.	530	15,344
NACCO Industries Inc.	186	15,326
EMCOR Group Inc.[1]	417	15,304
TriQuint Semiconductor Inc.[1]	2,092	15,272
Alderwoods Group Inc.[1]	1,467	15,257
MRV Communications Inc.[1]	4,568	15,211
First Merchants Corp.	632	15,200
Lance Inc.	925	15,161
American Home Mortgage Investment Corp.	525	15,120
Local Financial Corp.[1]	693	15,107
Blockbuster Inc.	862	15,085
Kramont Realty Trust	798	15,082
Hain Celestial Group Inc.[1]	682	15,065
Allegiant Bancorp Inc.	512	15,058
SonicWALL Inc.[1]	1,673	14,923
Nu Skin Enterprises Inc. Class A	740	14,911
Century Business Services Inc.[1]	3,020	14,828
Commerce Bancorp Inc.	225	14,823
K2 Inc.[1]	924	14,812
LaBranche & Co. Inc.	1,321	14,808
Cell Genesys Inc.[1]	1,228	14,785
General Communication Inc. Class A1	1,624	14,778
Hanger Orthopedic Group Inc.[1]	817	14,747
Cathay General Bancorp	223	14,678
Prime Hospitality Corp.[1]	1,287	14,646
RadiSys Corp.[1]	700	14,630
Stride Rite Corp.	1,376	14,599
Paxar Corp.[1]	988	14,573
Primedia Inc.[1]	5,378	14,521
Investors Real Estate Trust	1,472	14,455
Microsemi Corp.[1]	1,056	14,446
Equity Inns Inc.	1,570	14,444
Andrx Group[1]	528	14,362
Infinity Property & Casualty Corp.	455	14,301
Irwin Financial Corp.	530	14,299
HomeStore Inc.[1]	3,371	14,259
Sun Communities Inc.	333	14,259
Jo-Ann Stores Inc.[1]	508	14,249
Applied Industrial Technologies Inc.	627	14,245
EnPro Industries Inc.[1]	752	14,228
Maxwell Shoe Co. Inc. Class A1	631	14,204
O’Reilly Automotive Inc.[1]	354	14,174
Arris Group Inc.[1]	1,530	14,076
PalmOne Inc.[1]	655	13,991
Watts Industries Inc. Class A	597	13,964
U.S. Restaurant Properties Inc.	744	13,943
Hercules Inc.[1]	1,214	13,937
Rofin-Sinar Technologies Inc.[1]	466	13,910
Credence Systems Corp.[1]	1,168	13,876
Cabot Oil & Gas Corp.	453	13,844
Albany Molecular Research Inc.[1]	871	13,840
Deltic Timber Corp.	388	13,766
Chesapeake Corp.	576	13,749
Silicon Storage Technology Inc.[1]	1,060	13,716
Coherent Inc.[1]	521	13,697
Exar Corp.[1]	740	13,690
Global Industries Ltd.[1]	2,335	13,660
ESS Technology Inc.[1]	930	13,634
Burlington Coat Factory Warehouse Corp.	686	13,583
Tredegar Corp.	926	13,547
SOURCECORP Inc.[1]	511	13,542
Advanta Corp. Class B	815	13,529
First Republic Bank	350	13,496
First Federal Capital Corp.	633	13,477
Ocwen Financial Corp.[1]	1,389	13,432
MB Financial Inc.	344	13,413
Rock-Tenn Co. Class A	928	13,382
Interface Inc. Class A1	1,683	13,380
Cox Radio Inc. Class A1	626	13,334
Stewart & Stevenson Services Inc.	912	13,333
CDI Corp.	412	13,299
Bel Fuse Inc. Class B	406	13,292

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Park Electrochemical Corp.	525	$13,283
Interactive Data Corp.[1]	747	13,282
Methode Electronics Inc.	1,028	13,261
AMCOL International Corp.	758	13,227
Agilysys Inc.	1,111	13,221
West Coast Bancorp	581	13,218
Columbia Banking System Inc.	472	13,216
National Penn Bancshares Inc.	417	13,148
Kaydon Corp.	477	13,132
Robert Mondavi Corp. (The) Class A1	347	13,120
International Speedway Corp. Class A	279	13,113
1st Source Corp.	531	13,073
Parker Drilling Co.[1]	3,135	13,073
Veritas DGC Inc.[1]	631	13,062
Input/Output Inc.[1]	1,685	13,059
E.piphany Inc.[1]	1,805	13,032
Ocular Sciences Inc.[1]	447	13,030
IBERIABANK Corp.	221	13,006
Jakks Pacific Inc.[1]	866	12,990
Offshore Logistics Inc.[1]	563	12,977
InFocus Corp.[1]	1,386	12,959
Nabi Biopharmaceuticals[1]	833	12,953
Marcus Corp.	746	12,943
CB Bancshares Inc.	185	12,930
Choice Hotels International Inc.	289	12,930
Perot Systems Corp. Class A1	970	12,901
Kaman Corp. Class A	862	12,870
Berry Petroleum Co. Class A	471	12,849
RTI International Metals Inc.[1]	811	12,838
Peoples Bancorp Inc.	461	12,820
Pinnacle Entertainment Inc.[1]	928	12,806
United States Cellular Corp.[1]	331	12,793
Estee Lauder Companies Inc. Class A	286	12,681
RailAmerica Inc.[1]	1,051	12,665
Cohu Inc.	679	12,663
GenCorp. Inc.	1,166	12,628
Frontier Airlines Inc.[1]	1,207	12,577
Jacobs Engineering Group Inc.[1]	282	12,577
Lawson Software Inc.[1]	1,509	12,525
Friedman, Billings, Ramsey Group, Inc. Class A	464	12,523
Comstock Resources Inc.[1]	628	12,478
Avocent Corp.[1]	338	12,435
Plexus Corp.[1]	696	12,382
Brookstone Inc.[1]	450	12,380
Olin Corp.	689	12,299
R&G Financial Corp. Class B	354	12,227
Key Energy Services Inc.[1]	1,110	12,210
Weis Markets Inc.	361	12,184
Apogee Enterprises Inc.	987	12,170
Presidential Life Corp.	812	12,164
Saul Centers Inc.	398	12,159
Patina Oil & Gas Corp.	460	12,075
Dress Barn Inc.[1]	687	12,050
Brush Engineered Materials Inc.[1]	591	11,980
State Auto Financial Corp.	463	11,950
Cato Corp. Class A	595	11,948
Tower Automotive Inc.[1]	2,368	11,935
Universal Health Realty Income Trust	353	11,896
Univision Communications Inc. Class A1	360	11,884
Walter Industries Inc.	995	11,880
United Fire & Casualty Co.	281	11,878
Kimball International Inc. Class B	750	11,752
Hanover Compressor Co.[1]	972	11,751
Banner Corp.	401	11,745
Universal American Financial Corp.[1]	974	11,688
Century Aluminum Co.[1]	414	11,687
Ethyl Corp.[1]	589	11,668
Cablevision Systems Corp.[1]	509	11,646
WSFS Financial Corp.	232	11,639
Network Associates Inc.[1]	646	11,628
Quantum Corp.[1]	3,134	11,596
Bank Mutual Corp.	1,035	11,586
FBL Financial Group Inc. Class A	412	11,577
Central Parking Corp.	576	11,566
Peoples Holding Co.	343	11,559
RC2 Corp.[1]	420	11,550
Valmont Industries Inc.	578	11,548
Caraustar Industries Inc.[1]	991	11,545
AAR Corp.[1]	934	11,470
Donaldson Co. Inc.	430	11,408

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
BSB Bancorp Inc.	295	$11,387
Urstadt Biddle Properties Inc. Class A	689	11,369
Humboldt Bancorp	572	11,343
4Kids Entertainment Inc.[1]	507	11,342
California Water Service Group	398	11,259
ADVO Inc.	349	11,245
Steak n Shake Company (The)[1]	583	11,223
DIMON Inc.	1,575	11,182
Crompton Corp.	1,738	11,088
Southern Peru Copper Corp.	274	11,083
Intertan Inc.[1]	793	11,078
Midas Inc.[1]	569	11,067
Correctional Properties Trust	359	11,057
Keane Inc.[1]	701	11,034
Haverty Furniture Companies Inc.	514	10,938
J&J Snack Foods Corp.[1]	242	10,934
Town & Country Trust (The)	402	10,934
Cleveland-Cliffs Inc.[1]	167	10,927
Genesee & Wyoming Inc. Class A1	442	10,917
CIRCOR International Inc.	483	10,916
Genesis HealthCare Corp.[1]	448	10,909
Valhi Inc.	862	10,878
Omega Financial Corp.	297	10,859
JDA Software Group Inc.[1]	745	10,840
Thomas Industries Inc.	344	10,836
Bowne & Co. Inc.	633	10,824
EDO Corp.	448	10,788
Flushing Financial Corp.	595	10,769
Perini Corp.[1]	679	10,694
Standex International Corp.	395	10,665
SJW Corp.	307	10,641
Republic Bancshares Inc.	353	10,601
Haemonetics Corp.[1]	337	10,599
Glatfelter Co.	942	10,588
Immunogen Inc.[1]	1,575	10,584
Atwood Oceanics Inc.[1]	297	10,570
Octel Corp.	354	10,567
Tompkins Trustco Inc.	232	10,556
Arctic Cat Inc.	414	10,553
Extreme Networks Inc.[1]	1,460	10,527
Delta & Pine Land Co.	421	10,504
Odyssey Re Holdings Corp.	389	10,503
CCBT Financial Companies Inc.	284	10,480
DST Systems Inc.[1]	229	10,385
Georgia Gulf Corp.	344	10,372
Russ Berrie & Co. Inc.	296	10,360
Triarc Companies Inc. Class B	945	10,357
Southern Financial Bancorp Inc.	232	10,347
Buckeye Technologies Inc.[1]	996	10,319
Dade Behring Holdings Inc.[1]	232	10,319
MemberWorks Inc.[1]	295	10,301
Time Warner Telecom Inc. Class A1	1,576	10,291
InVision Technologies Inc.[1]	207	10,282
Analogic Corp.	226	10,281
Movado Group Inc.	343	10,269
City Bank	298	10,260
Westcorp Inc.	232	10,224
Central Pacific Financial Corp.	341	10,158
Northwest Bancorp Inc.	397	10,151
Wellman Inc.	1,215	10,145
Nautilus Group Inc. (The)	639	10,064
Ramco-Gershenson Properties Trust	356	10,039
Artesyn Technologies Inc.[1]	1,053	10,025
Zygo Corp.[1]	641	10,019
Ameron International Corp.	297	10,018
Sycamore Networks Inc.[1]	2,447	9,984
Pope & Talbot Inc.	580	9,970
Rent-A-Center Inc.[1]	302	9,963
Aaron Rents Inc.	400	9,956
Swift Transportation Co. Inc.[1]	578	9,924
NUI Corp.	586	9,909
First Financial Holdings Inc.	330	9,864
Encore Acquisition Co.[1]	356	9,861
DoubleClick Inc.[1]	876	9,855
Magna Entertainment Corp. Class A1	1,633	9,831
Calgon Carbon Corp.	1,269	9,771
Insituform Technologies Inc. Class A1	625	9,769
Frontier Financial Corp.	284	9,767
Metris Companies Inc.[1]	1,214	9,761
National Western Life Insurance Co. Class A1	66	9,754
New England Business Service Inc.	288	9,749

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
deCODE genetics Inc.[1]	919	$9,741
Levitt Corp. Class A1	397	9,727
Barnes Group Inc.	346	9,650
City Holding Co.	280	9,604
Topps Co. (The)	1,001	9,560
Alabama National Bancorp	172	9,549
Ennis Business Forms Inc.	570	9,542
Vans Inc.[1]	644	9,531
KCS Energy Inc.[1]	889	9,512
Second Bancorp Inc.	294	9,496
SCBT Financial Corp.	301	9,482
Coachmen Industries Inc.	568	9,474
First Place Financial Corp.	522	9,469
Bank of Granite Corp.	457	9,446
Innkeepers USA Trust	1,033	9,442
CIBER Inc.[1]	856	9,416
RehabCare Group Inc.[1]	473	9,403
Horizon Financial Corp.	508	9,362
UniFirst Corp.	339	9,350
Central Vermont Public Service Corp.	414	9,315
Washington Trust Bancorp Inc.	352	9,293
Navigant International Inc.[1]	515	9,270
Astec Industries Inc.[1]	572	9,215
BancFirst Corp.	166	9,203
SWS Group Inc.	513	9,188
Skyline Corp.	237	9,141
NS Group Inc.[1]	703	9,139
Union Bankshares Corp.	283	9,132
Vail Resorts Inc.[1]	579	9,125
Stein Mart Inc.[1]	659	9,094
Investment Technology Group Inc.[1]	592	9,058
Grace (W.R.) & Co.[1]	2,901	9,051
Stamps.com Inc.	1,509	9,039
Capital City Bank Group Inc.	218	8,993
Collins & Aikman Corp.[1]	1,630	8,965
Patriot Bank Corp.	306	8,960
SCS Transportation Inc.[1]	411	8,960
Robbins & Myers Inc.	415	8,943
Midway Games Inc.[1]	1,227	8,933
Riggs National Corp.	517	8,898
Community Banks Inc.	285	8,881
Elizabeth Arden Inc.[1]	420	8,870
Action Performance Companies Inc.	580	8,857
Matrix Service Co.[1]	649	8,781
MainSource Financial Group Inc.	244	8,740
CT Communications Inc.	631	8,727
Duane Reade Inc.[1]	514	8,707
Baldwin & Lyons Inc. Class B	298	8,651
LTC Properties Inc.	474	8,584
Terayon Communication Systems Inc.[1]	2,499	8,547
Orbital Sciences Corp.[1]	677	8,483
Harbor Florida Bancshares Inc.	293	8,479
Myers Industries Inc.	689	8,475
GEO Group Inc. (The)[1]	367	8,441
C&D Technologies Inc.	505	8,439
Energy Partners Ltd.[1]	632	8,437
Aftermarket Technology Corp.[1]	574	8,432
Wind River Systems Inc.[1]	761	8,424
DuPont Photomasks Inc.[1]	362	8,420
Healthcare Services Group Inc.	510	8,389
Pathmark Stores Inc.[1]	1,051	8,387
First Indiana Corp.	416	8,382
World Wrestling Entertainment Inc.	580	8,381
ITLA Capital Corp.[1]	169	8,359
Asbury Automotive Group Inc.[1]	481	8,326
Lexicon Genetics Inc.[1]	1,326	8,314
First Community Bancshares Inc.	272	8,307
ESCO Technologies Inc.[1]	180	8,302
Pulitzer Inc.	172	8,299
InterCept Inc.[1]	680	8,289
Rent-Way Inc.[1]	939	8,263
Komag Inc.[1]	449	8,262
Praecis Pharmaceuticals Inc.[1]	1,398	8,262
TriCo Bancshares	221	8,261
Citizens First Bancorp Inc.	341	8,239
Cooper Cameron Corp.[1]	187	8,237
HEICO Corp.	525	8,237
Goody’s Family Clothing Inc.	577	8,234
PAREXEL International Corp.[1]	457	8,167
Interchange Financial Services Corp.	336	8,165
Emmis Communications Corp.[1]	342	8,143
CTS Corp.	624	8,137

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Building Materials Holdings Corp.	463	$8,126
Bassett Furniture Industries Inc.	407	8,071
Acadia Realty Trust	569	8,029
Berkshire Hills Bancorp Inc.	229	7,992
Angelica Corp.	350	7,990
Atlantic Coast Airlines Holdings Inc.[1]	1,097	7,975
AmericanWest Bancorporation[1]	404	7,963
Sandy Spring Bancorp Inc.	218	7,909
Sybron Dental Specialties Inc.[1]	290	7,903
Vital Sign Inc.	234	7,893
OMNOVA Solutions Inc.[1]	1,502	7,885
Pericom Semiconductor Corp.[1]	686	7,875
Applica Inc.[1]	700	7,868
Financial Institutions Inc.	343	7,862
Entravision Communications Corp.[1]	875	7,849
Clark Inc.[1]	461	7,837
Gorman-Rupp Co. (The)	302	7,822
Universal Health Services Inc. Class B	168	7,740
Blair Corp.	290	7,728
Southwest Water Co.	564	7,710
Mission West Properties Inc.	580	7,685
Cubic Corp.	294	7,644
Intermagnetics General Corp.[1]	288	7,632
EMS Technologies Inc.[1]	395	7,627
Jarden Corp.[1]	214	7,599
FloridaFirst Bancorp Inc.	280	7,554
Dura Automotive Systems Inc.[1]	568	7,549
Wet Seal Inc. Class A1	912	7,524
Getty Realty Corp.	283	7,519
Capital Corporation of the West	192	7,513
Camden National Corp.	235	7,508
GameStop Corp.[1]	416	7,496
Flagstar Bancorp Inc.	292	7,490
Cirrus Logic Inc.[1]	987	7,481
REMEC Inc.[1]	983	7,471
Iomega Corp.	1,329	7,429
American Mortgage Acceptance Corp.	411	7,419
Gene Logic Inc.[1]	1,463	7,388
Yardville National Bancorp	299	7,385
Herley Industries Inc.[1]	388	7,325
Great Lakes REIT Inc.	472	7,307
Meridian Resource Corp. (The)[1]	1,210	7,284
D&E Communications Inc.	520	7,275
Steinway Musical Instruments Inc.[1]	227	7,275
FuelCell Energy Inc.[1]	536	7,268
CSK Auto Corp.[1]	400	7,244
Transkaryotic Therapies Inc.[1]	421	7,224
Tupperware Corp.	404	7,195
Guess ? Inc.[1]	399	7,194
Cascade Natural Gas Corp.	330	7,191
Midland Co. (The)	288	7,186
Global Power Equipment Group Inc.[1]	852	7,174
TIBCO Software Inc.[1]	878	7,173
USB Holding Co. Inc.	292	7,166
Gibraltar Steel Corp.	291	7,153
Sanders Morris Harris Group Inc.	596	7,134
Oshkosh Truck Corp.	128	7,130
Corvis Corp.[1]	3,708	7,119
Standard Microsystems Corp.[1]	267	7,113
Coastal Bancorp Inc.	172	7,112
Lufkin Industries Inc.	226	7,085
Alliance Semiconductor Corp.[1]	930	7,077
Volt Information Sciences Inc.[1]	289	7,063
Cross Country Healthcare Inc.[1]	424	7,060
Penn Engineering & Manufacturing Corp.	414	7,026
Umpqua Holdings Corp.	347	7,006
Kansas City Life Insurance Co.	163	6,975
WMS Industries Inc.[1]	225	6,975
Cascade Corp.	342	6,943
Tennant Co.	175	6,942
First Oak Brook Bancshares Class A	227	6,926
Interwoven Inc[1]	694	6,919
Avatar Holdings[1]	182	6,823
Winston Hotels Inc.	647	6,819
Manufactured Home Communities Inc.	192	6,778
Buckle Inc. (The)	234	6,777
First State Bancorp	219	6,758
Manugistics Group Inc.[1]	979	6,706
AMN Healthcare Services Inc.[1]	364	6,679
MasTec Inc.[1]	704	6,667
National Presto Industries Inc.	171	6,628

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
ABC Bancorp	349	$6,614
Maxygen Inc.[1]	694	6,586
Heidrick & Struggles International Inc.[1]	272	6,509
Farmer Brothers Co.	18	6,480
Capstead Mortgage Corp.	350	6,457
Applied Films Corporation[1]	230	6,417
Unifi Inc.[1]	1,441	6,384
Network Equipment Technologies Inc.[1]	639	6,377
Boykin Lodging Co.[1]	686	6,366
SBS Technologies Inc.[1]	411	6,354
CNA Surety Corp.[1]	574	6,343
Lithia Motors Inc. Class A	229	6,332
MarineMax Inc.[1]	238	6,324
ActivCard Corp.[1]	974	6,302
Hanmi Financial Corp.	237	6,302
American Physicians Capital Inc.[1]	301	6,291
Great Southern Bancorp Inc.	128	6,289
Central Coast Bancorp[1]	342	6,283
Claire’s Stores Inc.	301	6,273
Guilford Pharmaceuticals Inc.[1]	867	6,268
Farmers Capital Bank Corp.	179	6,265
Resource America Inc. Class A	338	6,253
Omega Healthcare Investors Inc.	572	6,218
Anaren Inc.[1]	394	6,217
EnergySouth Inc.	178	6,214
Dominion Homes Inc.[1]	163	6,202
Tier Technologies Inc. Class B1	577	6,168
State Financial Services Corp. Class A	218	6,167
Savient Pharmaceuticals Inc.[1]	1,631	6,165
Grant Prideco Inc.[1]	396	6,138
GA Financial Inc.	175	6,134
EarthLink Inc.[1]	692	6,131
BancTrust Financial Group Inc.	350	6,125
Southwest Bancorp Inc.	354	6,124
Bally Total Fitness Holding Corp.[1]	1,044	6,118
Semitool Inc.[1]	480	6,115
M&F Worldwide Corp.[1]	446	6,106
Alloy Inc.[1]	1,270	6,096
Nordson Corp.	162	6,069
American Medical Security Group Inc.[1]	227	6,063
PRG-Schultz International Inc.[1]	1,378	6,063
Republic Bancorp Inc. Class A	310	6,031
Tweeter Home Entertainment Group Inc.[1]	638	6,023
Cable Design Technologies Corp.[1]	635	6,020
Heritage Commerce Corp.[1]	462	6,006
Dave & Buster’s Inc.[1]	398	5,990
Valence Technology Inc.[1]	1,342	5,972
Santander BanCorp	217	5,968
Steven Madden Ltd.[1]	299	5,968
Department 56 Inc.[1]	403	5,956
Harland (John H.) Co.	191	5,944
Insurance Auto Auctions Inc.[1]	407	5,914
Information Holdings Inc.[1]	286	5,897
CFS Bancorp Inc.	402	5,889
CSS Industries Inc.	177	5,885
Partners Trust Financial Group Inc.	172	5,884
Sequa Corp. Class A1	119	5,879
Pomeroy IT Solutions Inc.	403	5,844
Exchange National Bancshares Inc.	184	5,833
Middlesex Water Co.	281	5,817
Sun Bancorp Inc. (New Jersey)[1]	230	5,817
Seabulk International Inc.[1]	653	5,812
Gerber Scientific Inc.[1]	853	5,800
Milacron Inc.	1,671	5,798
Mindspeed Technologies Inc.[1]	885	5,779
Frontier Oil Corp.	298	5,775
NBC Capital Corp.	222	5,772
Computer Horizons Corp.[1]	1,342	5,771
Penn-America Group Inc.	392	5,747
Harte-Hanks Inc.	245	5,738
WD-40 Co.	163	5,705
Prosperity Bancshares Inc.	242	5,702
CRIIMI MAE Inc.[1]	511	5,698
Matria Healthcare Inc.[1]	223	5,646
Sauer-Danfoss Inc.	413	5,646
LSI Industries Inc.	464	5,642
Credit Acceptance Corp.[1]	297	5,640
Dril-Quip Inc.[1]	343	5,639
Symmetricom Inc.[1]	628	5,633
Korn/Ferry International[1]	352	5,632

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
21st Century Insurance Group	391	$5,630
Libbey Inc.	217	5,627
Silgan Holdings Inc.[1]	123	5,625
Hooker Furniture Corp.	242	5,624
Entercom Communications Corp.[1]	124	5,613
National Processing Inc.[1]	295	5,605
O’Charley’s Inc.[1]	307	5,603
Ducommun Inc.[1]	239	5,585
Lawson Products Inc.	171	5,576
MSC.Software Corp.[1]	631	5,559
Sipex Corp.[1]	875	5,513
Texas Regional Bancshares Inc. Class A	129	5,489
Courier Corp.	122	5,460
McGrath Rentcorp	179	5,458
Siliconix Inc.[1]	116	5,409
Photronics Inc.[1]	304	5,393
Cornell Companies Inc.[1]	465	5,380
Wayne Bancorp Inc.	229	5,359
Associated Estates Realty Corp.	582	5,337
Theragenics Corp.[1]	991	5,332
First of Long Island Corp.	106	5,323
Nature’s Sunshine Products Inc.	357	5,298
Navigators Group Inc.[1]	184	5,296
McLeodUSA Inc. Class A1	3,546	5,284
Nash Finch Co.	223	5,281
Stepan Co.	230	5,253
Alico Inc.	164	5,231
Accredited Home Lenders Holding Co.[1]	132	5,201
Cerner Corp.[1]	115	5,197
Electro Rent Corp.	515	5,181
Heartland Financial USA Inc.	277	5,157
Gabelli Asset Management Inc. Class A	128	5,156
Advanced Marketing Services Inc.	519	5,138
Lattice Semiconductor Corp.[1]	588	5,133
Landauer Inc.	122	5,124
Tanger Factory Outlet Centers Inc.	112	5,076
WatchGuard Technologies Inc.[1]	649	5,075
First Busey Corp. Class A	187	5,070
BISYS Group Inc. (The)[1]	300	5,028
CuraGen Corp.[1]	804	5,017
CLARCOR Inc.	113	4,989
Enstar Group Inc.[1]	108	4,983
Mentor Graphics Corp.[1]	279	4,972
Lakeland Bancorp Inc.	302	4,971
Camco Financial Corp.	303	4,960
Willow Grove Bancorp Inc.	277	4,958
Mobile Mini Inc.[1]	286	4,948
West Marine Inc.[1]	155	4,937
Pennsylvania Real Estate Investment Trust	131	4,933
Arrow International Inc.	165	4,932
First Defiance Financial Corp.	177	4,931
National Bankshares Inc.	98	4,930
Parkvale Financial Corp.	172	4,930
Casella Waste Systems Inc. Class A1	339	4,929
FNB Corp. (Virginia)	179	4,928
EverTrust Financial Group Inc.	269	4,907
Massbank Corp.	123	4,892
Merchants Bancshares Inc.	170	4,847
Sanfilippo (John B.) & Son Inc.[1]	132	4,844
Franklin Electric Co. Inc.	76	4,840
LSB Bancshares Inc.	279	4,818
KFx Inc.[1]	461	4,790
Compucom Systems Inc.[1]	872	4,787
iGATE Corp.[1]	685	4,774
Parametric Technology Corp.[1]	1,054	4,764
Firstbank Corp.	179	4,761
Sterling Bancshares Inc.	354	4,740
Churchill Downs Inc.	122	4,731
American Woodmark Corp.	71	4,719
Smart & Final Inc.[1]	408	4,684
Kelly Services Inc. Class A	158	4,678
Sterling Bancorp (New York)	160	4,664
First Horizon Pharmaceutical Corp.[1]	295	4,649
Roxio Inc.[1]	1,040	4,649
Global Payments Inc.	103	4,643
Infonet Services Corp. Class B1	2,330	4,637
Powerwave Technologies Inc.[1]	592	4,618
LodgeNet Entertainment Corp.[1]	243	4,617

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
C&F Financial Corp.	113	$4,606
ProAssurance Corp.[1]	131	4,585
Rex Stores Corp.[1]	291	4,580
McMoRan Exploration Co.[1]	308	4,558
Isle of Capri Casinos Inc.[1]	181	4,550
Monro Muffler Brake Inc.[1]	181	4,523
Watson Wyatt & Co. Holdings[1]	178	4,493
Perry Ellis International Inc.[1]	163	4,481
Safety Insurance Group Inc.	234	4,446
Stoneridge Inc.[1]	308	4,441
Seacoast Banking Corp. of Florida	214	4,430
Lakeland Financial Corp.	131	4,424
C-COR.net Corp.[1]	313	4,388
MedQuist Inc.[1]	278	4,376
MutualFirst Financial Inc.	181	4,357
Viasat Inc.[1]	175	4,354
PennFed Financial Services Inc.	122	4,314
General Cable Corp.[1]	583	4,303
MKS Instruments Inc.[1]	179	4,298
Commercial Bankshares Inc.	158	4,285
Woodhead Industries Inc.	285	4,275
Gundle/SLT Environmental Inc.[1]	232	4,273
Advent Software Inc.[1]	228	4,264
Capitol Bancorp Ltd.	157	4,255
iPayment Holdings Inc.[1]	126	4,191
Northern States Financial Corp.	157	4,179
ESB Financial Corp.	298	4,172
Lydall Inc.[1]	409	4,172
Southside Bancshares Inc.	224	4,169
Westfield Financial Inc.	169	4,161
Regent Communications Inc.[1]	638	4,153
PDI Inc.[1]	164	4,148
Oak Hill Financial Inc.	127	4,147
Tarragon Realty Investors Inc.[1]	291	4,147
D&K Healthcare Resources Inc.	404	4,141
OceanFirst Financial Corp.	165	4,113
National Health Realty Inc.	220	4,110
BRT Realty Trust	171	4,080
Talbots Inc. (The)	114	4,079
Strattec Security Corp.[1]	64	4,052
American West Holdings Corp. Class B1	425	4,050
Foothill Independent Bancorp	184	4,048
Horizon Offshore Inc.[1]	1,331	4,033
Friedman’s Inc.	695	4,031
Restoration Hardware Inc.[1]	810	4,026
OshKosh B’Gosh Inc. Class A	172	4,025
Owens & Minor Inc.	159	4,023
Schawk Inc.	299	4,001
Security Bank Corp.	133	3,990
Ryerson Tull Inc.	302	3,953
Greenbrier Companies Inc.[1]	234	3,952
PMA Capital Corp. Class A	651	3,952
SEMCO Energy Inc.	697	3,945
TransMontaigne Inc.[1]	644	3,928
Ampco-Pittsburgh Corp.	303	3,912
Material Sciences Corp.	355	3,905
PalmSource Inc.[1]	214	3,888
State Bancorp Inc.	161	3,880
Alamo Group Inc.	223	3,878
Cubist Pharmaceuticals Inc.[1]	421	3,873
Warwick Community Bancorp	115	3,853
Taylor Capital Group Inc.	167	3,849
Stanley Furniture Co. Inc.	99	3,844
Great American Financial Resources Inc.	243	3,830
PICO Holdings Inc.[1]	233	3,828
Sykes Enterprises Inc.[1]	639	3,802
Palm Harbor Homes Inc.[1]	181	3,794
Coastal Financial Corp.	233	3,790
Pediatrix Medical Group Inc.[1]	60	3,780
Maritrans Inc.	240	3,770
Financial Industries Corp.[1]	284	3,766
Summit Bancshares Inc.	125	3,763
7-Eleven Inc.[1]	248	3,762
Greater Community Bancorp	233	3,749
Aaon Inc.[1]	189	3,740
Sypris Solutions Inc.	220	3,740
Brooks Automation Inc.[1]	178	3,734
Ingles Markets Inc. Class A	347	3,715
Three-Five Systems Inc.[1]	567	3,714
Hudson Highland Group Inc.[1]	133	3,708
Oil States International Inc.[1]	275	3,696

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Standard Motor Products Inc.	234	$3,669
Computer Network Technology Corp.[1]	458	3,664
Encore Wire Corp.[1]	98	3,650
Skechers U.S.A. Inc. Class A1	278	3,645
Standard Register Co. (The)	226	3,623
Price Legacy Corporation[1]	211	3,598
First United Corp.	156	3,594
Ambassadors International Inc.	271	3,537
Technical Olympic USA Inc.[1]	110	3,520
Gentiva Health Services Inc.[1]	227	3,516
Cumulus Media Inc. Class A1	175	3,498
Pacific Union Bank	119	3,493
Coca-Cola Bottling Co. Consolidated	68	3,471
Sizeler Property Investors Inc.	297	3,457
Penn Virginia Corp.	57	3,454
Independence Holding Co.	111	3,420
Martha Stewart Living Omnimedia Inc. Class A1	306	3,366
Columbia Bancorp	109	3,357
Steris Corp.[1]	129	3,328
Kronos Worldwide Inc.	109	3,311
Wausau-Mosinee Paper Corp.	233	3,283
First Albany Companies Inc.	237	3,280
Hutchinson Technology Inc.[1]	116	3,255
CEVA Inc.[1]	345	3,245
Sun Bancorp Inc. (Pennsylvania)	165	3,218
OSI Systems Inc.[1]	160	3,200
Donegal Group Inc. Class A	159	3,186
NetScout Systems Inc.[1]	412	3,168
Dobson Communications Corp. Class A1	1,093	3,159
Finlay Enterprises Inc.[1]	175	3,152
Stellent Inc.[1]	422	3,152
Chesapeake Utilities Corp.	123	3,151
Quaker City Bancorp Inc.	57	3,101
Lightbridge Inc.[1]	525	3,097
Identix Inc.[1]	535	3,092
Royal Bancshares of Pennsylvania Class A	120	3,060
Powell Industries Inc.[1]	171	3,037
Quaker Chemical Corp.	119	3,023
Arden Group Inc. Class A	40	3,020
TRC Companies Inc.[1]	160	2,994
Independent Bank Corp. (Michigan)	107	2,981
American National Bankshares Inc.	121	2,968
Metrologic Instruments Inc.[1]	126	2,948
Connecticut Water Service Inc.	104	2,943
Citizens South Banking Corp.	214	2,906
NN Inc.	249	2,906
Riviana Foods Inc.	104	2,902
Inverness Medical Innovations Inc.[1]	158	2,891
TeleTech Holdings Inc.[1]	459	2,873
SBA Communications Corp.[1]	738	2,863
Young Broadcasting Inc. Class A1	158	2,860
Charlotte Russe Holding Inc.[1]	156	2,855
Bryn Mawr Bank Corp.	124	2,840
NIC Inc.[1]	469	2,833
Shenandoah Telecommunications Co.	124	2,833
Deb Shops Inc.	110	2,828
Sanderson Farms Inc.	77	2,828
Center Bancorp Inc.	177	2,798
Petroleum Helicopters Inc.[1]	113	2,791
Heartland Express Inc.	122	2,779
CVB Financial Corp.	133	2,761
Pemstar Inc.[1]	755	2,756
Aether Systems Inc.[1]	589	2,739
Pegasus Communications Corp.[1]	71	2,722
Orleans Homebuilders Inc.[1]	113	2,718
Whitehall Jewellers Inc.[1]	296	2,705
CUNO Inc.[1]	60	2,693
MAIR Holdings Inc.[1]	294	2,687
FNB Corp. (North Carolina)	126	2,685
Brady Corp. Class A	70	2,666
Richardson Electronics Ltd.	220	2,664
AsiaInfo Holdings Inc.[1]	408	2,660
Provident Financial Holdings Inc.	101	2,624
NetRatings Inc.[1]	237	2,619
Shoe Carnival Inc.[1]	169	2,618
Integrated Electrical Services Inc.[1]	224	2,518
U.S. Xpress Enterprises Inc. Class A1	176	2,501
Medallion Financial Corp.	288	2,491

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Playboy Enterprises Inc. Class B1	176	$2,468
Standard Commercial Corp.	132	2,449
NASB Financial Inc.	61	2,427
Metro One Telecommunications Inc.[1]	1,049	2,413
WFS Financial Inc.	55	2,383
Curative Health Services Inc.[1]	176	2,358
First M&F Corp.	70	2,358
ACLARA BioSciences Inc.[1]	596	2,336
Boyds Collection Ltd. (The)[1]	930	2,334
Noland Co.	49	2,331
Cole National Corp.[1]	105	2,317
EGL Inc.[1]	129	2,317
Crawford & Co. Class B	452	2,296
Children’s Place Retail Stores Inc. (The)[1]	74	2,292
Chronimed Inc.[1]	295	2,292
Fisher Communications Inc.[1]	47	2,291
Audiovox Corp. Class A1	113	2,260
Finisar Corp.[1]	1,033	2,252
CompuCredit Corp.[1]	106	2,241
First Consulting Group Inc.[1]	357	2,235
Tyler Technologies Inc.[1]	229	2,224
BHA Group Inc.	74	2,219
Systemax Inc.[1]	417	2,202
MIM Corp.[1]	289	2,198
Synplicity Inc.[1]	305	2,196
TALX Corp.	100	2,195
Kadant Inc.[1]	105	2,189
Modtech Holdings Inc.[1]	291	2,156
Century Bancorp Inc. Class A	65	2,151
American Land Lease Inc.	104	2,125
Pantry Inc. (The)[1]	106	2,112
MRO Software Inc.[1]	181	2,103
Bay View Capital Corp.	933	2,081
WESCO International Inc.[1]	139	2,071
Mestek Inc.[1]	115	2,068
MSC Industrial Direct Co. Inc. Class A	69	2,067
Holly Corp.	64	2,039
Columbia Bancorp (Oregon)	124	2,034
Dover Motorsports Inc.	526	2,025
Seaboard Corp.	6	2,010
CCC Information Services Group Inc.[1]	113	2,008
Hypercom Corp.[1]	252	2,001
Oplink Communications Inc.[1]	797	2,000
Papa John’s International Inc.[1]	59	1,997
Oneida Ltd.	809	1,982
Virginia Financial Group Inc.	57	1,981
Wilsons The Leather Experts Inc.[1]	707	1,973
Independent Bank Corp. (Massachusetts)	65	1,970
ElkCorp	72	1,950
Bruker BioSciences Corp.[1]	387	1,939
Crown Media Holdings Inc.[1]	237	1,917
Interland Inc.[1]	461	1,904
Pegasus Solutions Inc.[1]	163	1,904
Dover Downs Gaming & Entertainment Inc.	174	1,864
Internet Security Systems Inc.[1]	105	1,852
Verso Technologies Inc.[1]	1,109	1,852
PC Connection Inc.[1]	234	1,846
Veeco Instruments Inc.[1]	65	1,823
Paxson Communications Corp.[1]	462	1,802
Big 5 Sporting Goods Corp.[1]	71	1,793
Speedway Motorsports Inc.	59	1,788
Transcontinental Realty Investments Inc.[1]	122	1,770
Center Financial Corp.	110	1,731
Littelfuse Inc.[1]	46	1,711
Zenith National Insurance Corp.	43	1,686
Neose Technologies Inc.[1]	179	1,683
Waste Connections Inc.[1]	42	1,672
West Corp.[1]	66	1,643
United Capital Corp.	75	1,641
Net2Phone Inc.[1]	314	1,633
World Fuel Services Corp.	44	1,616
Covenant Transport Inc. Class A1	89	1,605
Emerson Radio Corp.[1]	419	1,601
Keynote Systems Inc.[1]	123	1,583
SureWest Communications	58	1,554
Newpark Resources Inc.[1]	298	1,550
First Bancorp (North Carolina)	49	1,543

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Sturm Ruger & Co. Inc.	113	$1,527
K-Swiss Inc. Class A	61	1,493
PAB Bankshares Inc.	117	1,486
TTM Technologies Inc.[1]	120	1,478
CEC Entertainment Inc.[1]	43	1,475
Macatawa Bank Corp.	51	1,421
GB&T Bancshares Inc.	50	1,407
Intergraph Corp.[1]	58	1,402
Alliance Imaging Inc.[1]	356	1,388
Eastern Virginia Bankshares	60	1,382
United Security Bancshares	55	1,359
Keithley Instruments Inc.	65	1,346
SY Bancorp Inc.	60	1,344
Resource Bankshares Corp.	40	1,304
Energy Conversion Devices Inc.[1]	133	1,303
EMC Insurance Group Inc.	61	1,285
Oceaneering International Inc.[1]	42	1,279
Mail-Well Inc.[1]	286	1,278
Hampshire Group Ltd.[1]	41	1,250
Chattem Inc.[1]	48	1,244
Playtex Products Inc.[1]	180	1,244
Nara Bancorp Inc.	41	1,214
NYMAGIC Inc.	47	1,189
Trans World Entertainment Corp.[1]	124	1,176
Nelson (Thomas) Inc.	43	1,170
Concord Camera Corp.[1]	186	1,168
DJ Orthopedics Inc.[1]	43	1,112
Fairchild Corp. (The) Class A1	219	1,091
Genesis Microchip Inc.[1]	65	1,089
Vastera Inc.[1]	278	1,079
SimpleTech Inc.[1]	227	1,078
Beverly Enterprises Inc.[1]	168	1,075
Rudolph Technologies Inc.[1]	57	1,068
Main Street Banks Inc.	39	1,066
Medical Staffing Network Holdings Inc.[1]	123	968
MarketWatch.com Inc.[1]	66	920
Serologicals Corp.[1]	45	918
Aphton Corp.[1]	187	879
Zhone Technologies Inc.[1]	220	856
Boston Beer Co. Inc. Class A1	45	829
Omega Protein Corp.[1]	114	829
Great Atlantic & Pacific Tea Co.[1]	106	820
Entrust Inc.[1]	184	804
Tollgrade Communications Inc.[1]	50	798
White Electronic Designs Corp.[1]	103	788
Arena Pharmaceuticals Inc.[1]	121	786
NL Industries Inc.	56	778
Register.com[1]	129	764
NYFIX Inc.[1]	142	733
Universal Electronics Inc.[1]	55	726
Redback Networks Inc.[1]	109	687
GulfMark Offshore Inc.[1]	43	676
Galyan’s Trading Co.[1]	66	664
Ultimate Electronics Inc.[1]	101	660
Revlon Inc. Class A1	237	656
Specialty Laboratories Inc.[1]	60	648
Raindance Communications Inc.[1]	217	618
Vicor Corp.[1]	50	614
Option Care Inc.[1]	53	604
Lindsay Manufacturing Co.	25	602
Neoforma Inc.[1]	55	598
Liquidmetal Technologies[1]	181	577
Inter Parfums Inc.	25	575
Meridian Bioscience Inc.	55	561
Midwest Banc Holdings Inc.	23	543
Virage Logic Corp.[1]	54	499
IXYS Corp.[1]	53	498
Wild Oats Markets Inc.[1]	42	497
GTC Biotherapeutics Inc.[1]	223	491
MBT Financial Corp.	26	447
Pegasystems Inc.[1]	54	444
National Beverage Corp.	46	438
Forrester Research Inc.[1]	23	436
Clayton Williams Energy Inc.[1]	12	416
Sirna Therapeutics Inc.[1]	102	413
Blount International Inc.[1]	41	410
Aspen Technology Inc.[1]	48	392
Mercantile Bank Corp.	11	390
First Citizens Banc Corp.	14	373
Optical Communication Products Inc.[1]	108	355

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Shares or Principal	Value
Raytech Corp.[1]	114	$328
Biopure Corp.[1]	173	273
Central European Distribution Corp.[1]	8	259
RCN Corp.[1]	871	253
FFLC Bancorp Inc.	9	242
United PanAm Financial Corp.[1]	11	176
Atari Inc.[1]	44	150
Hickory Tech Corp.	12	149
CoBiz Inc.	6	123
Maui Land & Pineapple Co. Inc.[1]	3	104
Flag Financial Corp.	6	77
P.A.M. Transportation Services Inc.[1]	4	69
American Realty Investors Inc.[1]	6	58
PetroCorp Inc.[2]	190	—
WilTel Communications Group Inc.[2]	290	—

TOTAL COMMON STOCKS (Cost: $198,236,689)		225,685,660
SHORT-TERM INVESTMENTS – 10.43%

MONEY MARKET FUNDS – 4.14%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	6,668,704	6,668,704
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	2,103,852	2,103,852
BlackRock Temp Cash Money Market Fund[3]	98,477	98,477
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[3]	490,401	490,401

		9,361,434
FLOATING RATE NOTES – 2.05%

Beta Finance Inc.
1.05%, 05/20/04[3,5]	$95,630	95,628
1.05%, 09/15/04[3,5]	191,259	191,251
1.06%, 10/12/04[3,5]	95,630	95,625
1.14%, 08/23/04[3,5]	95,630	95,662

Security	Principal	Value
CC USA Inc.
1.05%, 04/19/04[3,5]	$84,154	$84,154
1.06%, 05/24/04[3,5]	191,259	191,257
1.09%, 07/15/04[3,5]	95,630	95,640
1.51%, 02/15/05[3,5]	124,319	124,492
Dorada Finance Inc.
1.04%, 07/01/04[3]	66,941	66,765
1.05%, 05/20/04[3,5]	191,259	191,255
1.24%, 08/09/04[3]	47,815	47,812
1.48%, 01/18/05[3,5]	143,444	143,439
Five Finance Inc.
1.06%, 04/15/04[3,5]	95,630	95,630
HBOS Treasury Services PLC
1.10%, 04/22/05[3]	191,259	191,259
Holmes Financing PLC
1.05%, 04/15/04[3]	19,126	19,126
K2 USA LLC
1.05%, 08/16/04[3,5]	47,815	47,812
1.05%, 09/27/04[3,5]	206,560	206,545
1.06%, 04/13/04[3]	95,630	95,630
1.06%, 05/17/04[3]	95,630	95,629
1.46%, 01/12/05[3,5]	95,630	95,622
Links Finance LLC
1.05%, 06/28/04[3]	95,630	95,625
1.06%, 05/04/04[3]	95,630	95,629
1.06%, 07/20/04[3]	76,504	76,500
Nationwide Building Society
1.09%, 07/23/04[3,5]	143,444	143,444
1.11%, 12/28/04[3,5]	191,259	191,259
Northern Rock PLC
1.11%, 01/13/05[3,5]	181,696	181,696
Permanent Financing PLC
1.04%, 03/10/05[3]	191,259	191,259
1.05%, 12/10/04[3]	95,630	95,630
Sigma Finance Inc.
1.05%, 07/01/04[3]	95,630	95,624
1.06%, 07/20/04[3]	95,630	95,624
1.09%, 10/07/04[3]	191,259	191,240
1.24%, 08/06/04[3]	47,815	47,813
Tango Finance Corp.
1.05%, 01/18/05[3,5]	84,154	84,147

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
1.06%, 07/15/04[3,5]	$57,378	$57,372
1.07%, 02/25/05[3,5]	107,105	107,086
1.10%, 07/06/04[3,5]	57,378	57,376
WhistleJacket Capital LLC
1.05%, 09/15/04[3,5]	95,630	95,621
1.32%, 02/04/05[3,5]	47,815	47,807
White Pine Finance LLC
1.04%, 08/26/04[3,5]	95,630	95,624
1.05%, 11/15/04[3,5]	114,756	114,756
1.06%, 04/20/04[3,5]	95,630	95,630
1.06%, 07/06/04[3,5]	114,756	114,753

		4,641,748
COMMERCIAL PAPER – 1.90%

Alpine Securitization Corp.
1.03%, 04/14/04[3]	89,892	89,858
1.03%, 04/20/04[3]	95,630	95,578
1.03%, 04/23/04[3]	112,843	112,772
1.03%, 04/26/04[3]	95,630	95,561
Amsterdam Funding Corp.
1.03%, 05/05/04[3]	77,460	77,385
Barton Capital Corp.
1.03%, 04/02/04[3]	99,663	99,660
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[3]	57,378	57,342
1.03%, 05/21/04[3]	95,630	95,493
Corporate Asset Funding
1.05%, 05/21/04[3]	99,455	99,310
Corporate Receivables Corp.
1.03%, 04/07/04[3]	95,630	95,613
1.04%, 06/03/04[3]	191,259	190,912
Delaware Funding Corp.
1.03%, 04/02/04[3]	95,630	95,627
1.03%, 05/05/04[3]	143,603	143,464
1.03%, 05/21/04[3]	47,815	47,746
Edison Asset Securitization
1.07%, 09/21/04[3]	95,630	95,138
Eureka Securitization Inc.
1.03%, 05/25/04[3]	38,252	38,193
1.04%, 04/14/04[3]	114,756	114,712
Falcon Asset Securitization
1.03%, 04/15/04[3]	114,933	114,887
1.03%, 04/22/04[3]	112,843	112,775
1.03%, 04/30/04[3]	95,630	95,550
Galaxy Funding Inc.
1.05%, 05/17/04[3]	95,630	95,502
Gemini Securitization Corp.
1.03%, 04/20/04[3]	57,416	57,385
1.03%, 04/23/04[3]	110,523	110,453
1.03%, 04/30/04[3]	67,023	66,967
1.03%, 05/24/04[3]	47,815	47,742
1.04%, 04/19/04[3]	47,815	47,790
GIRO Funding US Corp.
1.05%, 05/19/04[3]	47,815	47,748
Jupiter Securitization Corp.
1.03%, 04/16/04[3]	191,259	191,177
1.03%, 04/19/04[3]	258,200	258,067
1.03%, 04/28/04[3]	114,756	114,667
1.03%, 04/30/04[3]	162,905	162,770
Liberty Street Funding Corp.
1.04%, 04/08/04[3]	67,010	66,996
1.05%, 04/05/04[3]	77,460	77,451
Polonius Inc.
1.04%, 05/21/04[3]	110,644	110,484
Preferred Receivables Funding Corp.
1.03%, 04/19/04[3]	200,822	200,719
1.04%, 04/23/04[3]	219,948	219,808
1.04%, 05/20/04[3]	47,815	47,747
Receivables Capital Corp.
1.04%, 04/14/04[3]	84,154	84,122
Scaldis Capital LLC
1.05%, 06/30/04[3]	68,471	68,291
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[3]	95,630	95,580
Thunder Bay Funding Inc.
1.03%, 04/19/04[3]	60,830	60,799
1.04%, 04/29/04[3]	86,143	86,074

		4,285,915

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
TIME DEPOSITS – 1.62%

Abbey National Treasury Services PLC
1.08%, 04/01/04[3]	$669,408	$669,408
1.33%, 02/10/05[3]	95,630	95,617
1.39%, 02/02/05[3]	95,630	95,618
1.40%, 10/25/04[3]	191,259	191,243
Bank of New York
1.39%, 11/01/04[3]	191,259	191,248
Bank of Nova Scotia
1.24%, 10/07/04[3]	143,444	143,437
1.42%, 10/29/04[3]	143,444	143,451
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	143,444	143,433
1.38%, 11/22/04[3]	47,815	47,817
1.40%, 10/29/04[3]	191,259	191,257
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[3]	286,889	286,889
Toronto-Dominion Bank
1.04%, 06/22/04[3]	47,815	47,815
1.22%, 03/23/05[3]	334,704	334,647
1.34%, 02/10/05[3]	76,504	76,494
1.41%, 11/01/04[3]	143,444	143,436
UBS Finance (Delaware)
1.06%, 04/01/04[3]	382,519	382,519
1.10%, 09/08/04[3]	191,259	190,324
1.11%, 12/17/04[3]	286,889	284,589

		3,659,242
REPURCHASE AGREEMENTS – 0.51%

Bank of America, NA
1.06%, 04/01/04[3]	382,519	382,519
Goldman, Sachs & Co.
1.08%, 04/01/04[3]	765,037	765,037

		1,147,556
U.S. GOVERNMENT AGENCY NOTES – 0.21%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	143,444	143,257
1.28%, 08/19/04[3]	76,504	76,123
Federal National Mortgage Association
1.28%, 08/20/04[3]	248,637	247,384

		466,764

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,562,659)		23,562,659

TOTAL INVESTMENTS IN SECURITIES – 110.35% (Cost $221,799,348)		249,248,319
Other Assets, Less Liabilities – (10.35%)		(23,376,012)

NET ASSETS – 100.00%		$225,872,307

[1]	Non-income earning securities.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents investments of securities lending collateral.
[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.94%

Zimmer Holdings Inc.[1]	49,231	$3,632,263
Lucent Technologies Inc.[1]	843,503	3,466,797
Biogen Idec Inc.[1]	59,717	3,320,265
Countrywide Financial Corp.	33,433	3,206,225
International Game Technology Inc.	69,651	3,131,509
Agilent Technologies Inc.[1]	96,063	3,038,473
Corning Inc.[1]	271,379	3,034,017
Starbucks Corp.[1]	79,616	3,005,504
Symantec Corp.[1]	63,442	2,937,365
Caremark Rx Inc.[1]	81,670	2,715,514
Aetna Inc.	29,310	2,629,693
Staples Inc.[1]	101,512	2,577,390
Hancock (John) Financial Services Inc.	58,902	2,573,428
TJX Companies Inc.	104,674	2,570,793
Electronic Arts Inc.[1]	45,787	2,470,667
Praxair Inc.	66,220	2,458,086
PG&E Corp.[1]	83,395	2,415,953
SouthTrust Corp.	69,333	2,299,082
Johnson Controls Inc.	38,421	2,272,602
Fortune Brands Inc.	29,589	2,267,405
Yum! Brands Inc.[1]	59,554	2,262,456
Allergan Inc.	26,540	2,233,606
Lexmark International Inc.[1]	23,980	2,206,160
Xerox Corp.[1]	151,062	2,200,973
Public Service Enterprise Group Inc.	46,028	2,162,395
Marathon Oil Corp.	63,140	2,125,924
Federated Department Stores Inc.	38,164	2,062,764
May Department Stores Co. (The)	58,925	2,037,627
Pitney Bowes Inc.	47,720	2,033,349
Biomet Inc.	52,567	2,016,470
PPG Industries Inc.	34,580	2,016,014
Apple Computer Inc.[1]	74,488	2,014,900
Consolidated Edison Inc.	45,492	2,006,197
Unocal Corp.	52,567	1,959,698
Monsanto Co.	53,255	1,952,861
KLA-Tencor Corp.[1]	38,773	1,952,221
Comerica Inc.	35,685	1,938,409
Penney (J.C.) Co. Inc. (Holding Co.)	55,272	1,922,360
Sears, Roebuck and Co.	44,293	1,902,827
PACCAR Inc.	33,569	1,887,921
Micron Technology Inc.[1]	112,656	1,882,482
TXU Corp.	65,651	$1,881,558
Franklin Resources Inc.	33,460	1,863,053
Adobe Systems Inc.	47,230	1,862,279
Block (H & R) Inc.	36,488	1,861,983
Safeway Inc.[1]	89,918	1,850,512
Northern Trust Corp.	39,513	1,840,911
MBIA Inc.	29,306	1,837,486
Limited Brands Inc.	90,460	1,809,200
New York Community Bancorp Inc.	52,478	1,798,946
Moody’s Corp.	25,327	1,793,152
Archer-Daniels-Midland Co.	105,667	1,782,602
Electronic Data Systems Corp.	91,893	1,778,130
Juniper Networks Inc.[1]	68,230	1,774,662
Bear Stearns Companies Inc. (The)	20,229	1,773,679
Norfolk Southern Corp.	79,395	1,753,836
Marshall & Ilsley Corp.	46,171	1,745,726
Broadcom Corp. Class A1	44,401	1,739,187
Georgia-Pacific Corp.	51,112	1,721,963
St. Paul Companies Inc.	42,903	1,716,549
Lincoln National Corp.	36,126	1,709,482
Marriott International Inc. Class A	40,145	1,708,170
Ameren Corp.	37,055	1,707,865
Eaton Corp.	30,324	1,703,906
CIGNA Corp.	28,554	1,685,257
AmSouth Bancorp	71,512	1,681,247
McKesson Corp.	55,864	1,680,948
Intuit Inc.[1]	37,451	1,680,801
Simon Property Group Inc.	28,590	1,670,800
Equity Residential	55,507	1,656,884
Regions Financial Corp.	45,237	1,652,055
Mattel Inc.	89,551	1,651,320
National Semiconductor Corp.[1]	37,133	1,649,819
Charter One Financial Inc.	45,957	1,625,040
PPL Corp.	35,627	1,624,591
Dover Corp.	41,347	1,603,023
Altera Corp.[1]	78,218	1,599,558
Jefferson-Pilot Corp.	29,021	1,596,445
SunGard Data Systems Inc.[1]	57,920	1,587,008
Valero Energy Corp.	26,358	1,580,426
Starwood Hotels & Resorts Worldwide Inc.	38,731	1,568,606

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Loews Corp.	26,493	$1,564,677
Clorox Co.	31,785	1,554,604
Albertson’s Inc.	69,363	1,536,390
General Growth Properties Inc.	43,662	1,534,719
CIT Group Inc.	40,328	1,534,480
Eastman Kodak Co.	58,332	1,526,548
Coach Inc.[1]	36,989	1,516,179
Synovus Financial Corp.	61,817	1,511,426
Hershey Foods Corp.	18,034	1,494,117
Sprint Corp. (PCS Group)[1]	159,847	1,470,592
Computer Sciences Corp.[1]	36,332	1,465,270
Cinergy Corp.	35,830	1,465,089
AON Corp.	51,865	1,447,552
Xcel Energy Inc.	81,130	1,444,925
ITT Industries Inc.	18,707	1,427,905
American Standard Companies Inc.[1]	12,526	1,424,832
Avaya Inc.[1]	89,282	1,417,798
Edison International	57,907	1,406,561
DTE Energy Co.	34,175	1,406,301
Avery Dennison Corp.	22,490	1,399,103
Phelps Dodge Corp.[1]	17,011	1,389,118
Centex Corp.	25,133	1,358,690
Parker Hannifin Corp.	24,032	1,357,808
Constellation Energy Group Inc.	33,636	1,343,758
Fiserv Inc.[1]	37,141	1,328,534
Network Appliance Inc.[1]	61,709	1,323,658
CSX Corp.	43,628	1,321,492
Sovereign Bancorp Inc.	61,410	1,315,402
BJ Services Co.[1]	30,158	1,304,937
Interpublic Group of Companies Inc.[1]	84,386	1,297,857
Sempra Energy	40,748	1,295,786
Newell Rubbermaid Inc.	55,811	1,294,815
Rohm & Haas Co.	32,283	1,286,155
D.R. Horton Inc.	36,230	1,283,629
New York Times Co. Class A	29,003	1,281,933
North Fork Bancorp Inc.	30,167	1,276,667
Lennar Corp. Class A	23,549	1,272,352
Torchmark Corp.	23,627	1,270,896
Mylan Laboratories Inc.	55,317	1,257,355
Textron Inc.	23,367	1,241,956
Ambac Financial Group Inc.	16,775	1,237,659
Donnelley (R.R.) & Sons Co.	40,782	1,233,655
PeopleSoft Inc.[1]	66,645	1,232,266
UST Inc.	34,030	1,228,483
AmerisourceBergen Corp.	22,464	1,228,332
Quest Diagnostics Inc.	14,815	1,227,126
First Tennessee National Corp.	25,689	1,225,365
Freeport-McMoRan Copper & Gold Inc.	31,340	1,225,081
Harrah’s Entertainment Inc.	22,309	1,224,541
KeySpan Corp.	32,014	1,223,575
Legg Mason Inc.	13,174	1,222,284
Knight Ridder Inc.	16,625	1,217,781
Kinder Morgan Inc.	19,304	1,216,538
Plum Creek Timber Co. Inc.	37,213	1,208,678
Fidelity National Financial Inc.	30,445	1,205,622
Cincinnati Financial Corp.	27,721	1,204,477
Qwest Communications International Inc.[1]	279,314	1,203,843
Varian Medical Systems Inc.[1]	13,892	1,199,019
National Commerce Financial Corp.	41,730	1,193,895
ProLogis	33,222	1,191,673
MedImmune Inc.[1]	51,300	1,184,004
Office Depot Inc.[1]	62,823	1,182,329
Laboratory Corp. of America Holdings[1]	30,120	1,182,210
Affiliated Computer Services Inc. Class A1	22,651	1,175,587
Rockwell Automation Inc.	33,770	1,170,806
Popular Inc.	26,995	1,163,485
Archstone-Smith Trust	39,423	1,163,373
Genuine Parts Co.	35,375	1,157,470
MeadWestvaco Corp.	40,766	1,153,270
IMS Health Inc.	49,455	1,150,323
Union Planters Corp.	38,365	1,145,195
Rockwell Collins Inc.	36,222	1,144,977
SAFECO Corp.	26,515	1,144,653
T. Rowe Price Group Inc.	21,255	1,144,157
Sanmina-SCI Corp.[1]	103,766	1,142,464
Advanced Micro Devices Inc.[1]	70,355	1,141,862
RadioShack Corp.	34,265	1,136,227
Health Management Associates Inc. Class A	48,852	1,133,855
NiSource Inc.	53,316	1,132,965

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Banknorth Group Inc.	33,252	$1,131,898
JDS Uniphase Corp.[1]	275,974	1,123,214
Dollar General Corp.	58,440	1,122,048
Hilton Hotels Corp.	68,759	1,117,334
AutoZone Inc.[1]	12,883	1,107,552
Microchip Technology Inc.	41,620	1,105,427
Career Education Corp.[1]	19,461	1,102,271
Pulte Homes Inc.	19,807	1,101,269
Ecolab Inc.	38,489	1,098,091
Family Dollar Stores Inc.	30,538	1,097,841
XTO Energy Inc.	43,288	1,092,595
Coca-Cola Enterprises Inc.	45,156	1,091,421
Cintas Corp.	24,672	1,072,985
Compass Bancshares Inc.	25,803	1,070,050
EOG Resources Inc.	23,306	1,069,512
Kerr-McGee Corp.	20,635	1,062,703
Tenet Healthcare Corp.[1]	95,177	1,062,175
Dean Foods Co.[1]	31,577	1,054,672
Vornado Realty Trust	17,371	1,050,598
Zions Bancorporation	18,339	1,048,991
Agere Systems Inc. Class B1	335,516	1,046,810
R.J. Reynolds Tobacco Holdings Inc.	17,267	1,044,654
Bard (C.R.) Inc.	10,648	1,039,671
Huntington Bancshares Inc.	46,813	1,038,780
Waters Corp.[1]	25,396	1,037,173
Williams Companies Inc.	105,284	1,007,568
Kimco Realty Corp.	19,669	1,002,726
Univision Communications Inc. Class A1	30,209	997,199
GreenPoint Financial Corp.	22,749	994,359
Public Storage Inc.	20,281	986,873
L-3 Communications Holdings Inc.	16,568	985,465
Sunoco Inc.	15,701	979,428
Rouse Co. (The)	18,248	978,093
Nucor Corp.	15,899	977,471
Murphy Oil Corp.	15,511	976,728
Pepsi Bottling Group Inc.	32,749	974,283
Delphi Corp.	97,634	972,435
Siebel Systems Inc.[1]	84,289	970,166
Novellus Systems Inc.[1]	30,480	968,959
Millennium Pharmaceuticals Inc.[1]	57,223	967,069
Sherwin-Williams Co. (The)	25,105	964,785
BEA Systems Inc.[1]	75,552	964,044
Whirlpool Corp.	13,977	962,596
Ross Stores Inc.	31,360	959,930
Duke Realty Corp.	27,507	955,043
Amerada Hess Corp.	14,567	950,934
McCormick & Co. Inc.	28,295	948,448
Express Scripts Inc.[1]	12,666	944,757
MGIC Investment Corp.	14,686	943,282
Wendy’s International Inc.	23,075	938,922
Leggett & Platt Inc.	39,522	937,067
Jabil Circuit Inc.[1]	31,768	934,932
El Paso Corp.	131,343	933,849
Watson Pharmaceuticals Inc.[1]	21,772	931,624
Thermo Electron Corp.[1]	32,883	929,931
BMC Software Inc.[1]	47,427	927,198
Scientific-Atlanta Inc.	28,532	922,725
Smith International Inc.[1]	17,226	921,763
Estee Lauder Companies Inc. Class A	20,765	920,720
Vulcan Materials Co.	19,400	920,336
iStar Financial Inc.	21,734	919,348
E*TRADE Financial Corp.[1]	68,327	912,165
NTL Inc.[1]	15,339	911,904
Old Republic International Corp.	36,788	903,513
Black & Decker Corp.	15,772	898,058
Teradyne Inc.[1]	37,585	895,651
Washington Post Company (The) Class B	1,010	893,254
Commerce Bancorp Inc.	13,516	890,434
Unisys Corp.[1]	62,029	885,774
Jones Apparel Group Inc.	24,416	882,638
Solectron Corp.[1]	159,379	881,366
Smurfit-Stone Container Corp.	50,001	879,518
ENSCO International Inc.	30,619	862,537
Sealed Air Corp.[1]	17,239	857,295
Tiffany & Co.	22,457	857,184
UNUMProvident Corp.	58,461	855,284
Novell Inc.[1]	75,080	854,410
United States Steel Corp.	22,895	853,297
Darden Restaurants Inc.	34,209	848,041

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Applera Corp. - Applied Biosystems Group	42,797	$846,525
Patterson Dental Co.[1]	12,314	844,864
Mohawk Industries Inc.[1]	10,257	844,664
Republic Services Inc.	31,134	842,797
SUPERVALU Inc.	27,355	835,422
Oxford Health Plans Inc.	17,076	834,163
Boston Properties Inc.	15,344	833,333
Harman International Industries Inc.	10,446	831,502
King Pharmaceuticals Inc.[1]	48,910	823,644
CDW Corp.	12,132	820,245
Radian Group Inc.	19,121	814,555
Chico’s FAS Inc.[1]	17,544	814,042
Dun & Bradstreet Corp.[1]	15,205	813,467
Synopsys Inc.[1]	27,961	809,751
NVIDIA Corp.[1]	30,534	808,846
Cadence Design Systems Inc.[1]	54,758	807,133
Liz Claiborne Inc.	21,994	806,960
Janus Capital Group Inc.	48,985	802,374
SCANA Corp.	22,693	802,198
Chiron Corp.[1]	18,187	800,410
CenturyTel Inc.	29,076	799,299
Sigma-Aldrich Corp.	14,398	796,785
Molex Inc.	26,141	794,425
Host Marriott Corp.[1]	62,140	794,149
Manpower Inc.	17,078	794,127
Ball Corp.	11,660	790,315
Autoliv Inc.	19,237	788,717
Lear Corp.	12,723	788,317
Celgene Corp.[1]	16,536	787,940
SanDisk Corp.[1]	27,755	787,409
Expeditors International Washington Inc.	19,927	786,917
PETsMART Inc.	28,746	783,616
Omnicare Inc.	17,614	780,829
VF Corp.	16,701	779,937
Allied Capital Corp.	25,724	779,180
Whole Foods Market Inc.	10,323	773,709
American Power Conversion Corp.	33,621	773,619
Pioneer Natural Resources Co.	23,901	772,002
Nordstrom Inc.	19,340	771,666
NCR Corp.[1]	17,500	771,050
Sepracor Inc.[1]	16,027	770,899
XM Satellite Radio Holdings Inc. Class A1	27,338	765,464
Tyson Foods Inc. Class A	42,404	765,392
Wisconsin Energy Corp.	23,801	765,202
Liberty Property Trust	16,862	758,790
Caesars Entertainment Inc.[1]	58,113	757,794
TCF Financial Corp.	14,831	757,419
Hibernia Corp. Class A	32,102	754,076
Energy East Corp.	29,715	753,572
Citizens Communications Co.[1]	58,120	752,073
Sirius Satellite Radio Inc.[1]	220,716	750,434
Foot Locker Inc.	29,022	748,768
Brinker International Inc.[1]	19,726	748,207
Grainger (W.W.) Inc.	15,587	748,176
Energizer Holdings Inc.[1]	16,012	747,600
Equifax Inc.	28,925	746,843
Health Care Property Investors Inc.	26,321	744,884
Invitrogen Corp.[1]	10,183	730,019
ServiceMaster Co. (The)	60,713	729,163
Telephone & Data Systems Inc.	10,278	728,402
DST Systems Inc.[1]	16,060	728,321
Tellabs Inc.[1]	84,308	727,578
Ameritrade Holding Corp.[1]	47,195	726,803
AES Corp. (The)[1]	85,204	726,790
Toys R Us Inc.[1]	43,256	726,701
Citrix Systems Inc.[1]	33,609	726,627
Pactiv Corp.[1]	32,596	725,261
Dollar Tree Stores Inc.[1]	23,459	724,649
SPX Corp.	15,898	723,041
Autodesk Inc.	22,817	721,474
PMI Group Inc. (The)	19,291	720,712
AvalonBay Communities Inc.	13,398	717,865
Allied Waste Industries Inc.[1]	53,494	712,005
Mercury Interactive Corp.[1]	15,878	711,334
DENTSPLY International Inc.	16,008	709,635
Diebold Inc.	14,708	707,749
Robert Half International Inc.[1]	29,816	704,254
Hillenbrand Industries Inc.	10,339	701,915
Providian Financial Corp.[1]	53,554	701,557

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Brunswick Corp.	17,176	$701,296
Engelhard Corp.	23,299	696,407
Vishay Intertechnology Inc.[1]	32,631	696,346
Mercantile Bankshares Corp.	16,201	696,157
VeriSign Inc.[1]	41,661	691,156
Lam Research Corp.[1]	27,041	681,704
Beckman Coulter Inc.	12,480	680,659
Eastman Chemical Co.	15,873	677,460
LSI Logic Corp.[1]	72,376	675,992
Sabre Holdings Corp.	27,234	675,676
Goodrich (B.F.) Co.	24,020	674,241
Gentex Corp.	15,427	669,223
Pinnacle West Capital Corp.	16,875	664,031
Michaels Stores Inc.	13,530	657,829
Pepco Holdings Inc.	32,117	656,471
KB Home	8,118	655,934
Fastenal Co.	12,199	654,964
Harris Corp.	13,521	654,552
Symbol Technologies Inc.	47,188	651,194
Ashland Inc.	14,005	651,092
Barr Pharmaceuticals Inc.[1]	14,124	648,292
Bausch & Lomb Inc.	10,801	647,736
Fluor Corp.	16,695	645,930
Manor Care Inc.	18,270	644,748
Brown-Forman Corp. Class B	13,514	644,077
PacifiCare Health Systems Inc.[1]	16,210	641,106
Macerich Co. (The)	11,839	638,122
GTECH Holdings Corp.	10,772	637,056
ChoicePoint Inc.[1]	16,730	636,242
Abercrombie & Fitch Co. Class A	18,758	634,771
Scripps (E.W.) Co. Class A	6,278	634,769
CenterPoint Energy Inc.	55,430	633,565
IVAX Corp.[1]	27,706	630,866
Humana Inc.[1]	33,160	630,703
QLogic Corp.[1]	19,067	629,402
Associated Bancorp	13,989	626,567
Outback Steakhouse Inc.	12,842	625,405
Hasbro Inc.	28,607	622,202
Intersil Corp. Class A	27,910	622,114
ALLETE Inc.	17,692	620,812
Storage Technology Corp.[1]	22,307	620,804
Doral Financial Corp.	17,586	619,027
CarMax Inc.[1]	21,199	619,011
Developers Diversified Realty Corp.	15,320	618,928
Questar Corp.	16,980	618,751
Commerce Bancshares Inc.	12,708	606,299
Temple-Inland Inc.	9,555	605,214
Dana Corp.	30,449	604,717
Astoria Financial Corp.	15,885	604,107
AutoNation Inc.[1]	35,338	602,513
Gallagher (Arthur J.) & Co.	18,422	600,005
Edwards (A.G.) Inc.	15,336	599,944
International Rectifier Corp.[1]	13,034	599,434
Lamar Advertising Co.[1]	14,882	598,554
Pentair Inc.	10,126	597,434
CH Robinson Worldwide Inc.	14,361	595,981
Corinthian Colleges Inc.[1]	18,005	595,245
Avnet Inc.[1]	24,283	594,691
Hospitality Properties Trust	12,804	594,106
Apartment Investment & Management Co. Class A	19,074	593,011
Coventry Health Care Inc.[1]	13,983	591,900
Cephalon Inc.[1]	10,319	591,382
Henry Schein Inc.[1]	8,280	591,358
MGM Mirage[1]	13,035	591,007
Lincare Holdings Inc.[1]	18,801	590,727
Iron Mountain Inc.[1]	13,220	590,009
Red Hat Inc.[1]	25,730	588,188
Williams-Sonoma Inc.[1]	17,173	587,317
PMC-Sierra Inc.[1]	34,430	584,277
Patterson-UTI Energy Inc.[1]	16,496	584,123
Pogo Producing Co.	12,676	581,448
DaVita Inc.[1]	12,129	579,160
Compuware Corp.[1]	77,724	579,044
Network Associates Inc.[1]	32,063	577,134
Constellation Brands Inc.[1]	17,965	576,676
Alliant Energy Corp.	22,107	576,108
Comverse Technology Inc.[1]	31,561	572,517
Mandalay Resort Group	9,973	571,054
AMB Property Corp.	15,323	569,556
Cognizant Technology Solutions Corp.[1]	12,547	567,752
Chesapeake Energy Corp.	42,174	565,132

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Leucadia National Corp.	10,596	$564,555
TECO Energy Inc.	38,522	563,577
Equitable Resources Inc.	12,678	563,157
Arrow Electronics Inc.[1]	21,966	559,254
UnionBanCal Corp.	10,606	555,648
3Com Corp.[1]	78,617	555,036
Precision Castparts Corp.	12,593	554,470
WebMD Corp.[1]	62,022	551,376
Investors Financial Services Corp.	13,337	551,085
NSTAR	10,850	550,312
Noble Energy Inc.	11,652	548,809
Alberto-Culver Co.	12,475	547,278
Catellus Development Corp.	21,037	547,172
Atmel Corp.[1]	84,170	547,105
Stanley Works (The)	12,708	542,377
Eaton Vance Corp.	14,210	541,685
Hudson City Bancorp Inc.	14,277	540,242
New Plan Excel Realty Trust	19,720	539,342
Apogent Technologies Inc.[1]	17,553	538,526
Smucker (J.M.) Co. (The)	10,157	536,086
MDU Resources Group Inc.	22,795	535,455
Valley National Bancorp	19,119	534,758
ImClone Systems Inc.[1]	10,484	533,216
Bank of Hawaii Corp.	11,495	532,563
Mack-Cali Realty Corp.	11,856	532,453
Belo (A.H.) Corp.	19,086	529,827
Pall Corp.	23,324	529,222
Berkley (W.R.) Corp.	13,221	527,253
Zebra Technologies Corp. Class A1	7,597	527,004
Ceridian Corp.[1]	26,523	522,768
Monster Worldwide Inc.[1]	19,930	522,166
Fisher Scientific International Inc.[1]	9,457	520,513
Tektronix Inc.	15,751	515,215
Health Net Inc.[1]	20,656	514,954
Westwood One Inc.[1]	17,365	511,399
Valspar Corp. (The)	10,357	509,875
Navistar International Corp.[1]	11,117	509,714
AmeriCredit Corp.[1]	29,861	508,533
Maytag Corp.	16,030	506,067
Wilmington Trust Corp.	13,489	504,084
United Dominion Realty Trust Inc.	25,660	503,449
Thornburg Mortgage Inc.	16,161	502,607
Bemis Co.	19,316	502,216
SEI Investment Co.	15,071	497,343
International Flavors & Fragrances Inc.	13,992	496,716
City National Corp.	8,291	496,631
Markel Corp.[1]	1,710	492,309
Rambus Inc.[1]	17,555	492,067
Cypress Semiconductor Corp.[1]	24,012	491,526
Protective Life Corp.	13,031	488,011
Fair Isaac Corp.	13,475	486,178
DPL Inc.	25,903	485,681
American Tower Corp. Class A1	42,738	485,076
Sky Financial Group Inc.	18,650	483,968
Weingarten Realty Investors	13,971	483,379
Rite Aid Corp.[1]	88,589	481,924
Northeast Utilities	25,830	481,730
Fulton Financial Corp.	21,623	481,544
Federated Investors Inc. Class B	15,298	480,816
ADC Telecommunications Inc.[1]	164,126	475,964
Millipore Corp.[1]	9,258	475,676
PerkinElmer Inc.	22,983	475,518
Great Plains Energy Inc.	14,070	475,425
CIENA Corp.[1]	95,289	473,586
Webster Financial Corp.	9,331	473,175
Rent-A-Center Inc.[1]	14,316	472,285
Applebee’s International Inc.	11,362	469,819
UTStarcom Inc.[1]	16,330	469,651
Triad Hospitals Inc.[1]	15,215	468,926
NVR Inc.[1]	1,015	466,900
Colonial BancGroup Inc. (The)	25,144	465,164
National-Oilwell Inc.[1]	16,414	464,188
OGE Energy Corp.	17,535	463,625
BorgWarner Inc.	5,450	462,323
JetBlue Airways Corp.[1]	18,277	462,225
Convergys Corp.[1]	30,399	462,065
Boise Cascade Corp.	13,314	461,330
Universal Health Services Inc. Class B	10,011	461,207
Martin Marietta Materials Inc.	9,982	460,769
NetScreen Technologies Inc.[1]	12,616	459,601
Service Corp. International[1]	61,327	458,113
Chelsea Property Group Inc.	7,276	457,951

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Annaly Mortgage Management Inc.	23,422	$457,900
Bowater Inc.	10,446	455,759
Fairchild Semiconductor International Inc. Class A1	18,955	455,489
Protein Design Labs Inc.[1]	19,120	455,438
Smithfield Foods Inc.[1]	16,773	454,884
Western Digital Corp.[1]	40,437	454,108
Ryland Group Inc.	5,101	453,122
Ryder System Inc.	11,660	451,592
Sonoco Products Co.	18,574	450,977
Tech Data Corp.[1]	10,990	449,931
Cullen/Frost Bankers Inc.	10,510	449,408
Amylin Pharmaceuticals Inc.[1]	18,947	448,854
Saks Inc.[1]	25,464	448,166
Reliant Resources Inc.[1]	54,452	447,051
Puget Energy Inc.	19,959	446,483
Hormel Foods Corp.	15,198	445,757
ONEOK Inc.	19,699	444,212
Rayonier Inc. REIT	10,151	443,700
American Capital Strategies Ltd.	13,241	440,131
HON Industries Inc.	11,813	438,971
Jacobs Engineering Group Inc.[1]	9,815	437,749
Viad Corp.	18,067	436,679
Cheesecake Factory (The)[1]	9,437	435,329
Newfield Exploration Co.[1]	9,082	435,300
Pier 1 Imports Inc.	18,218	431,767
Circuit City Stores Inc.	38,158	431,185
Toll Brothers Inc.[1]	9,490	431,131
Polycom Inc.[1]	20,301	430,990
Alliant Techsystems Inc.[1]	7,916	430,630
Cooper Cameron Corp.[1]	9,758	429,840
Level 3 Communications Inc.[1]	106,274	427,221
Krispy Kreme Doughnuts Inc.[1]	12,402	425,885
Reebok International Ltd.	10,276	424,913
Del Monte Foods Co.[1]	37,661	423,686
Pan Pacific Retail Properties Inc.	8,127	423,417
Deluxe Corp.	10,557	423,336
Rowan Companies Inc.[1]	19,998	421,758
Renal Care Group Inc.[1]	9,206	421,267
First American Corp.	13,797	419,705
HCC Insurance Holdings Inc.	12,925	417,865
Lyondell Chemical Co.	28,134	417,509
Medicis Pharmaceutical Corp. Class A	10,418	416,720
Friedman, Billings, Ramsey Group, Inc. Class A	15,406	415,808
Cabot Corp.	12,664	415,379
Donaldson Co. Inc.	15,618	414,346
Nationwide Financial Services Inc.	11,476	413,710
FirstMerit Corp.	15,868	413,361
Federal Realty Investment Trust	8,935	412,797
Cummins Inc.	7,058	412,540
Hubbell Inc. Class B	10,264	411,894
Lee Enterprises Inc.	9,114	411,771
Education Management Corp.[1]	12,866	409,525
Independence Community Bank Corp.	10,014	408,071
Aqua America Inc.	18,720	405,850
IndyMac Bancorp Inc.	11,177	405,613
Affymetrix Inc.[1]	11,959	403,616
Polaris Industries Inc.	8,875	403,280
Dow Jones & Co. Inc.	8,417	403,258
Graco Inc.	13,850	403,174
First Health Group Corp.[1]	18,441	403,120
HRPT Properties Trust	35,517	401,342
Edwards Lifesciences Corp.[1]	12,547	400,877
Advance Auto Parts Inc.[1]	9,850	400,599
Unitrin Inc.	9,331	400,300
Ruby Tuesday Inc.	12,434	399,753
Herman Miller Inc.	15,010	399,716
Pharmaceutical Resources Inc.[1]	7,026	399,498
Washington Federal Inc.	15,611	398,549
Mills Corp.	7,464	397,757
Charles River Laboratories International Inc.[1]	9,260	396,791
Hawaiian Electric Industries Inc.	7,652	396,680
Andrx Group[1]	14,564	396,141
ICOS Corp.[1]	10,690	396,065
ARAMARK Corp. Class B	14,384	394,265
Brown & Brown Inc.	10,170	394,189
Neiman-Marcus Group Inc. Class A	7,307	394,140
CheckFree Corp.[1]	13,333	392,790
Regis Corp.	8,821	392,005
RPM International Inc.	23,694	391,899

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
CenterPoint Properties Corp.	4,748	$391,710
Ingram Micro Inc. Class A1	21,628	391,467
CBRL Group Inc.	9,842	390,137
StanCorp Financial Group Inc.	5,892	384,453
Reynolds & Reynolds Co. (The) Class A	13,527	384,302
Certegy Inc.	10,972	384,239
Pride International Inc.[1]	22,501	383,867
Advanced Fibre Communications Inc.[1]	17,422	383,807
Snap-On Inc.	11,818	382,194
BISYS Group Inc. (The)[1]	22,796	382,061
Borders Group Inc.	16,089	381,953
Cablevision Systems Corp.[1]	16,684	381,730
IKON Office Solutions Inc.	29,706	380,237
Transatlantic Holdings Inc.	4,353	379,625
Neurocrine Biosciences Inc.[1]	6,422	379,540
Foundry Networks Inc.[1]	22,104	379,526
Vectren Corp.	15,363	379,005
Harsco Corp.	8,279	376,694
AGL Resources Inc.	12,891	374,097
Waddell & Reed Financial Inc. Class A	15,210	372,949
Respironics Inc.[1]	6,899	372,684
Calpine Corp.[1]	79,466	371,106
Arden Realty Inc.	11,476	371,019
Getty Images Inc.[1]	6,833	368,845
Healthcare Realty Trust Inc.	8,591	366,836
Steris Corp.[1]	14,154	365,173
IDEXX Laboratories Inc.[1]	6,413	364,707
Weight Watchers International Inc.[1]	8,611	363,987
Corporate Executive Board Co. (The)	7,736	363,592
Coors (Adolf) Company Class B	5,219	362,460
CarrAmerica Realty Corp.	10,611	359,713
Emulex Corp.[1]	16,882	359,418
Shurgard Storage Centers Inc. Class A	8,995	358,901
Applied Micro Circuits Corp.[1]	62,046	356,764
WPS Resources Corp.	7,442	355,728
Carlisle Companies Inc.	6,271	355,252
Realty Income Corp.	7,938	354,432
DeVry Inc.[1]	11,706	352,936
Entercom Communications Corp.[1]	7,753	350,978
Crane Co.	10,612	350,196
BRE Properties Inc. Class A	10,177	349,275
Hudson United Bancorp	9,170	348,918
Teleflex Inc.	7,064	347,761
Station Casinos Inc.	7,853	346,867
Brocade Communications Systems Inc.[1]	52,081	346,859
Provident Financial Group Inc.	8,587	344,854
Whitney Holding Corp.	8,234	343,687
Stericycle Inc.[1]	7,179	343,587
BancorpSouth Inc.	15,677	343,013
Big Lots Inc.[1]	23,641	342,794
Westamerica Bancorp	6,792	342,724
Claire’s Stores Inc.	16,367	341,088
CNF Inc.	10,095	339,192
O’Reilly Automotive Inc.[1]	8,460	338,738
Valeant Pharmaceuticals International	14,147	337,689
National Fuel Gas Co.	13,545	333,207
Meredith Corp.	6,585	332,938
Varco International Inc.[1]	18,465	332,555
BearingPoint Inc.[1]	30,952	331,805
Lubrizol Corp.	10,525	331,432
UGI Corp.	10,053	330,945
Human Genome Sciences Inc.[1]	26,391	330,679
Cree Inc.[1]	14,792	329,862
First Midwest Bancorp Inc.	9,594	327,539
Maxtor Corp.[1]	40,100	326,815
Tidewater Inc.	11,615	326,730
Peoples Energy Corp.	7,312	326,481
FMC Technologies Inc.[1]	11,992	324,144
Silicon Laboratories Inc.[1]	6,120	323,626
Performance Food Group Co.[1]	9,335	320,657
Forest City Enterprises Inc. Class A	5,930	319,330
Integrated Device Technology Inc.[1]	21,153	317,295
Nicor Inc.	8,989	316,682
Church & Dwight Co. Inc.	7,302	316,250
Avocent Corp.[1]	8,593	316,136
Grant Prideco Inc.[1]	20,267	314,138
Mettler Toledo International Inc.[1]	7,040	312,576
Camden Property Trust	6,943	312,088
Hunt (J.B.) Transport Services Inc.[1]	11,032	310,771
Piedmont Natural Gas Co.	7,356	310,570
AMETEK Inc.	12,098	310,193
Integrated Circuit Systems Inc.[1]	12,373	309,696

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Old National Bancorp	13,678	$309,123
Apria Healthcare Group Inc.[1]	10,318	308,921
Owens-Illinois Inc.[1]	22,010	308,580
ResMed Inc.[1]	6,791	306,885
Furniture Brands International Inc.	9,529	306,834
Jefferies Group Inc.	8,620	304,545
AGCO Corp.[1]	14,666	303,733
Radio One Inc. Class D1	16,354	302,549
WGL Holdings Inc.	9,964	299,916
Duquesne Light Holdings Inc.	15,352	299,364
Raymond James Financial Inc.	11,983	297,778
Peabody Energy Corp.	6,402	297,757
MONY Group Inc. (The)[1]	9,440	296,794
Polo Ralph Lauren Corp.	8,642	296,248
International Speedway Corp. Class A	6,283	295,301
Pixar Inc.[1]	4,572	294,711
Helmerich & Payne Inc.	10,277	294,436
National Instruments Corp.	9,346	294,025
Acxiom Corp.	13,336	292,859
Wiley (John) & Sons Inc. Class A	9,783	292,805
Key Energy Services Inc.[1]	26,538	291,918
Pharmaceutical Product Development Inc.[1]	9,784	291,465
First Bancorp	6,969	289,910
Trustmark Corp.	9,954	289,661
Trizec Properties Inc.	16,787	287,897
Barnes & Noble Inc.[1]	8,796	286,750
International Bancshares Corp.	5,371	283,750
Community Health Systems Inc.[1]	10,187	283,504
Crescent Real Estate Equities Co.	15,773	283,441
Hovnanian Enterprises Inc. Class A1	6,514	281,079
Amkor Technology Inc.[1]	19,207	280,998
Cytec Industries Inc.	7,899	280,967
Macromedia Inc.[1]	13,891	278,792
Scotts Co. (The) Class A1	4,345	278,732
Gemstar-TV Guide International Inc.[1]	41,508	278,519
Harte-Hanks Inc.	11,863	277,831
Imation Corp.	7,291	274,287
Metro-Goldwyn-Mayer Inc.[1]	15,741	273,893
Ethan Allen Interiors Inc.	6,615	272,935
M.D.C. Holdings Inc.	3,871	272,511
Packaging Corporation of America	11,998	270,675
St. Joe Company (The)	6,624	269,531
ITT Educational Services Inc.[1]	8,625	269,100
University of Phoenix Online[1]	3,088	268,718
Lafarge North America Inc.	6,579	267,436
Park National Corp.	2,352	266,482
AptarGroup Inc.	6,938	266,419
Henry (Jack) & Associates Inc.	13,829	266,347
Worthington Industries Inc.	13,828	265,083
Florida Rock Industries Inc.	6,250	263,438
Mercury General Corp.	5,262	262,732
CBL & Associates Properties Inc.	4,262	261,431
Airgas Inc.	12,174	259,306
Erie Indemnity Co. Class A	5,370	259,156
McClatchy Co. (The) Class A	3,576	254,039
Global Payments Inc.	5,611	252,944
ArvinMeritor Inc.	12,686	251,563
Valassis Communications Inc.[1]	8,237	250,405
Regency Centers Corp.	5,356	250,286
ADTRAN Inc.	8,333	250,240
Diamond Offshore Drilling Inc.	10,254	248,044
PepsiAmericas Inc.	12,112	247,327
DoubleClick Inc.[1]	21,663	243,709
People’s Bank	5,211	242,259
Cousins Properties Inc.	7,110	233,137
Amphenol Corp. Class A1	7,816	232,135
United Bancshares Inc.	7,571	230,916
La-Z-Boy Inc.	10,567	229,938
BlackRock Inc.	3,751	229,449
Loews Corporation - Carolina Group	8,234	225,200
Media General Inc. Class A	3,340	224,715
Lancaster Colony Corp.	5,560	224,624
Downey Financial Corp.	4,241	224,349
Readers Digest Association Inc. (The)	15,898	223,844
Dynegy Inc. Class A1	56,244	222,726
IDT Corp.[1]	11,153	221,610
Timberland Co. Class A1	3,724	221,392
Timken Co. (The)	9,445	219,407
American Financial Group Inc.	7,306	217,938
Blyth Inc.	6,622	216,341
UnitedGlobalCom Inc. Class A1	25,448	216,054

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Shares	Value
Crown Castle International Corp.[1]	17,067	$215,556
American Axle & Manufacturing Holdings Inc.[1]	5,783	213,104
Premcor Inc.[1]	6,806	210,782
Westport Resources Corp.[1]	6,389	210,773
LNR Property Corp.	3,864	206,840
FNB Corp. (Florida)	9,338	206,370
Reinsurance Group of America Inc.	4,932	202,064
InterDigital Communications Corp.[1]	11,473	200,548
Bio-Rad Laboratories Inc. Class A1	3,537	199,381
Nextel Partners Inc. Class A1	15,706	198,838
Wynn Resorts Ltd.[1]	5,617	196,595
99 Cents Only Stores[1]	7,977	194,798
Marvel Enterprises Inc.[1]	10,113	194,068
American National Insurance Co.	2,130	190,614
Tootsie Roll Industries Inc.	5,197	189,987
Werner Enterprises Inc.	9,679	183,417
Western Gas Resources Inc.	3,594	182,755
Instinet Group Inc.[1]	25,356	178,760
AVX Corp.	10,771	177,614
Delta Air Lines Inc.	22,323	176,798
American Pharmaceutical Partners Inc.[1]	3,713	174,288
Talbots Inc. (The)	4,858	173,819
Alleghany Corp.[1]	700	173,001
Swift Transportation Co. Inc.[1]	9,989	171,511
WellChoice Inc.[1]	4,577	168,891
Hearst-Argyle Television Inc.	6,234	167,632
FactSet Research Systems Inc.	3,933	167,388
Endo Pharmaceuticals Holdings Inc.[1]	6,777	165,494
First National Bankshares of Florida	9,338	164,069
Eon Labs Inc.[1]	2,390	160,321
Scholastic Corp.[1]	5,876	160,121
Total System Services Inc.	7,482	157,646
United Defense Industries Inc.[1]	4,926	156,598
Capitol Federal Financial	4,262	153,006
Columbia Sportswear Co.[1]	2,715	150,520
McDATA Corp. Class A1	21,108	148,600
Cox Radio Inc. Class A1	6,896	146,885
PanAmSat Corp.[1]	5,939	145,387
BOK Financial Corp.[1]	3,518	144,238
MSC Industrial Direct Co. Inc. Class A	4,441	133,008
Interactive Data Corp.[1]	7,477	132,941
CONSOL Energy Inc.	4,923	131,936
Winn-Dixie Stores Inc.	17,046	129,550
Blockbuster Inc.	7,391	129,342
Regal Entertainment Group Class A	5,875	129,133
Student Loan Corp.	830	128,658
CNA Financial Corp.[1]	4,434	122,201
United States Cellular Corp.[1]	3,068	118,578
LaBranche & Co. Inc.	10,524	117,974
Southern Peru Copper Corp.	2,880	116,496
Wesco Financial Corp.	300	116,100
Hewitt Associates Inc. Class A1	3,564	114,084
Steelcase Inc. Class A	8,575	111,475
Texas Genco Holdings Inc.	3,022	108,037
Nuveen Investments Inc. Class A	3,746	104,364
Alliance Data Systems Corp.[1]	2,996	100,516
RealNetworks Inc.[1]	16,570	99,420
West Corp.[1]	3,883	96,687
Chicago Mercantile Exchange Holdings Inc.	990	95,773
Entravision Communications Corp.[1]	9,281	83,251
LeapFrog Enterprises Inc.[1]	3,740	72,369
Odyssey Re Holdings Corp.	2,524	68,148
MEMC Electronics Materials Inc.[1]	4,441	40,635

TOTAL COMMON STOCKS (Cost: $536,637,021)		592,824,040

SHORT-TERM INVESTMENTS – 14.97%

MONEY MARKET FUNDS – 5.83%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	24,336,030	24,336,030
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	8,028,164	8,028,164
BlackRock Temp Cash Money Market Fund[2]	375,781	375,781
Short-Term Investment Co. - Liquid Assets Money Market Portfolio[2]	1,871,338	1,871,338

		34,611,313

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Principal	Value
FLOATING RATE NOTES – 2.99%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	$364,917	$364,909
1.05%, 09/15/04[2,4]	729,833	729,800
1.06%, 10/12/04[2,4]	364,917	364,897
1.14%, 08/23/04[2,4]	364,917	365,039
CC USA Inc.
1.05%, 04/19/04[2,4]	321,127	321,126
1.06%, 05/24/04[2,4]	729,833	729,823
1.09%, 07/15/04[2,4]	364,917	364,954
1.51%, 02/15/05[2,4]	474,392	475,052
Dorada Finance Inc.
1.04%, 07/01/04[2]	255,442	254,770
1.05%, 05/20/04[2,4]	729,833	729,818
1.24%, 08/09/04[2]	182,458	182,449
1.48%, 01/18/05[2,4]	547,375	547,353
Five Finance Inc.
1.06%, 04/15/04[2,4]	364,917	364,917
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	729,833	729,834
Holmes Financing PLC
1.05%, 04/15/04[2]	72,983	72,983
K2 USA LLC
1.05%, 08/16/04[2,4]	182,458	182,448
1.05%, 09/27/04[2,4]	788,220	788,162
1.06%, 04/13/04[2]	364,917	364,916
1.06%, 05/17/04[2]	364,917	364,914
1.46%, 01/12/05[2,4]	364,917	364,888
Links Finance LLC
1.05%, 06/28/04[2]	364,917	364,899
1.06%, 05/04/04[2]	364,917	364,915
1.06%, 07/20/04[2]	291,933	291,916
Nationwide Building Society
1.09%, 07/23/04[2,4]	547,375	547,375
1.11%, 12/28/04[2,4]	729,833	729,834
Northern Rock PLC
1.11%, 01/13/05[2,4]	693,341	693,341
Permanent Financing PLC
1.04%, 03/10/05[2]	729,833	729,834
1.05%, 12/10/04[2]	364,917	364,917
Sigma Finance Inc.
1.05%, 07/01/04[2]	364,917	364,894
1.06%, 07/20/04[2]	364,917	364,895
1.09%, 10/07/04[2]	729,833	729,758
1.24%, 08/06/04[2]	182,458	182,452
Tango Finance Corp.
1.05%, 01/18/05[2,4]	321,127	321,101
1.06%, 07/15/04[2,4]	218,950	218,929
1.07%, 02/25/05[2,4]	408,707	408,633
1.10%, 07/06/04[2,4]	218,950	218,944
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	364,917	364,883
1.32%, 02/04/05[2,4]	182,458	182,427
White Pine Finance LLC
1.04%, 08/26/04[2,4]	364,917	364,894
1.05%, 11/15/04[2,4]	437,900	437,900
1.06%, 04/20/04[2,4]	364,917	364,917
1.06%, 07/06/04[2,4]	437,900	437,889

		17,712,599
COMMERCIAL PAPER – 2.76%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	343,022	342,894
1.03%, 04/20/04[2]	364,917	364,718
1.03%, 04/23/04[2]	430,602	430,330
1.03%, 04/26/04[2]	364,917	364,656
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	295,582	295,295
Barton Capital Corp.
1.03%, 04/02/04[2]	380,309	380,298
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	218,950	218,813
1.03%, 05/21/04[2]	364,917	364,395
Corporate Asset Funding
1.05%, 05/21/04[2]	379,513	378,962
Corporate Receivables Corp.
1.03%, 04/07/04[2]	364,917	364,854
1.04%, 06/03/04[2]	729,833	728,505
Delaware Funding Corp.
1.03%, 04/02/04[2]	364,917	364,906
1.03%, 05/05/04[2]	547,981	547,448
1.03%, 05/21/04[2]	182,458	182,197

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[2]	$364,917	$363,040
Eureka Securitization Inc.
1.03%, 05/25/04[2]	145,967	145,742
1.04%, 04/14/04[2]	437,900	437,736
Falcon Asset Securitization
1.03%, 04/15/04[2]	438,579	438,403
1.03%, 04/22/04[2]	430,602	430,343
1.03%, 04/30/04[2]	364,917	364,614
Galaxy Funding Inc.
1.05%, 05/17/04[2]	364,917	364,429
Gemini Securitization Corp.
1.03%, 04/20/04[2]	219,096	218,977
1.03%, 04/23/04[2]	421,749	421,483
1.03%, 04/30/04[2]	255,755	255,544
1.03%, 05/24/04[2]	182,458	182,182
1.04%, 04/19/04[2]	182,458	182,363
GIRO Funding US Corp.
1.05%, 05/19/04[2]	182,458	182,203
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	729,833	729,520
1.03%, 04/19/04[2]	985,275	984,767
1.03%, 04/28/04[2]	437,900	437,562
1.03%, 04/30/04[2]	621,635	621,120
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	255,704	255,653
1.05%, 04/05/04[2]	295,582	295,548
Polonius Inc.
1.04%, 05/21/04[2]	422,208	421,599
Preferred Receivables Funding Corp.
1.03%, 04/19/04[2]	766,325	765,930
1.04%, 04/23/04[2]	839,308	838,775
1.04%, 05/20/04[2]	182,458	182,200
Receivables Capital Corp.
1.04%, 04/14/04[2]	321,127	321,006
Scaldis Capital LLC
1.05%, 06/30/04[2]	261,280	260,594
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	364,917	364,729
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	232,123	232,004
1.04%, 04/29/04[2]	328,717	328,451

		16,354,788
TIME DEPOSITS – 2.35%

Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	2,554,416	2,554,416
1.33%, 02/10/05[2]	364,917	364,869
1.39%, 02/02/05[2]	364,917	364,871
1.40%, 10/25/04[2]	729,760	729,760
Bank of New York
1.39%, 11/01/04[2]	729,833	729,790
Bank of Nova Scotia
1.24%, 10/07/04[2]	547,375	547,346
1.42%, 10/29/04[2]	547,375	547,399
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	547,375	547,332
1.38%, 11/22/04[2]	182,458	182,467
1.40%, 10/29/04[2]	729,833	729,823
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,094,750	1,094,750
Toronto-Dominion Bank
1.04%, 06/22/04[2]	182,458	182,458
1.22%, 03/23/05[2]	1,277,208	1,276,990
1.34%, 02/10/05[2]	291,933	291,895
1.41%, 11/01/04[2]	547,375	547,343
UBS Finance (Delaware)
1.06%, 04/01/04[2]	1,459,666	1,459,667
1.10%, 09/08/04[2]	729,833	726,265
1.11%, 12/17/04[2]	1,094,750	1,085,974

		13,963,415
REPURCHASE AGREEMENTS – 0.74%

Bank of America, NA
1.06%, 04/01/04[2]	1,459,666	1,459,667
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	2,919,332	2,919,332

		4,378,999

112	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.30%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	$547,375	$546,658
1.28%, 08/19/04[2]	291,933	290,480
Federal National Mortgage Association
1.28%, 08/20/04[2]	948,783	944,026

		1,781,164

TOTAL SHORT-TERM INVESTMENTS (Cost: $88,802,278)		88,802,278

TOTAL INVESTMENTS IN SECURITIES – 114.91% (Cost $625,439,299)		681,626,318
Other Assets, Less Liabilities – (14.91%)		(88,427,437)

NET ASSETS – 100.00%		$593,198,881

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	113

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.98%

Zimmer Holdings Inc.[1]	103,081	$7,605,316
Biogen Idec Inc.[1]	124,926	6,945,886
International Game Technology Inc.	145,710	6,551,122
Starbucks Corp.[1]	166,560	6,287,640
Symantec Corp.[1]	132,739	6,145,816
Caremark Rx Inc.[1]	171,074	5,688,206
Staples Inc.[1]	212,811	5,403,271
TJX Companies Inc.	219,011	5,378,910
Electronic Arts Inc.[1]	95,815	5,170,177
Yum! Brands Inc.[1]	124,717	4,737,999
Allergan Inc.	55,532	4,673,573
Lexmark International Inc.[1]	50,177	4,616,284
Biomet Inc.	110,002	4,219,677
KLA-Tencor Corp.[1]	81,141	4,085,449
Adobe Systems Inc.	98,848	3,897,577
Block (H & R) Inc.	76,361	3,896,702
Moody’s Corp.	53,044	3,755,515
Juniper Networks Inc.[1]	142,440	3,704,864
Broadcom Corp. Class A1	92,678	3,630,197
Intuit Inc.[1]	78,553	3,525,459
Mattel Inc.	187,832	3,463,622
Altera Corp.[1]	163,567	3,344,945
Corning Inc.[1]	291,736	3,261,608
Coach Inc.[1]	77,599	3,180,783
SunGard Data Systems Inc.[1]	112,625	3,085,925
Sprint Corp. (PCS Group)[1]	334,028	3,073,058
American Standard Companies Inc.[1]	26,170	2,976,837
National Semiconductor Corp.[1]	66,100	2,936,823
Synovus Financial Corp.	118,160	2,889,012
Pitney Bowes Inc.	67,342	2,869,443
ITT Industries Inc.	36,857	2,813,295
Fiserv Inc.[1]	77,993	2,789,810
Network Appliance Inc.[1]	129,020	2,767,479
BJ Services Co.[1]	63,339	2,740,679
Mylan Laboratories Inc.	116,100	2,638,953
Quest Diagnostics Inc.	31,096	2,575,682
Freeport-McMoRan Copper & Gold Inc.	65,848	2,573,998
Avery Dennison Corp.	40,965	2,548,433
Varian Medical Systems Inc.[1]	29,169	2,517,576
MedImmune Inc.[1]	107,690	2,485,485
IMS Health Inc.	103,837	2,415,249
RadioShack Corp.	71,949	2,385,829
Health Management Associates Inc. Class A	101,974	2,366,817
JDS Uniphase Corp.[1]	577,480	2,350,344
Dollar General Corp.	121,984	2,342,093
AutoZone Inc.[1]	26,956	2,317,407
Career Education Corp.[1]	40,887	2,315,840
Microchip Technology Inc.	86,918	2,308,542
Family Dollar Stores Inc.	64,160	2,306,552
Ecolab Inc.	80,840	2,306,365
Laboratory Corp. of America Holdings[1]	58,246	2,286,156
EOG Resources Inc.	48,952	2,246,407
Cintas Corp.	51,489	2,239,257
Agere Systems Inc. Class B1	700,242	2,184,755
Legg Mason Inc.	23,525	2,182,650
Waters Corp.[1]	53,089	2,168,155
Affiliated Computer Services Inc. Class A1	41,621	2,160,130
Aetna Inc.	24,026	2,155,613
Kinder Morgan Inc.	32,785	2,066,111
Marriott International Inc. Class A	47,912	2,038,656
Ross Stores Inc.	65,893	2,016,985
McKesson Corp.	66,924	2,013,743
BEA Systems Inc.[1]	157,696	2,012,201
Express Scripts Inc.[1]	26,419	1,970,593
Bard (C.R.) Inc.	19,926	1,945,575
Univision Communications Inc. Class A1	58,935	1,945,444
Black & Decker Corp.	33,155	1,887,846
Teradyne Inc.[1]	79,016	1,882,951
New York Community Bancorp Inc.	54,818	1,879,161
Clorox Co.	36,901	1,804,828
Estee Lauder Companies Inc. Class A	40,677	1,803,618
Tiffany & Co.	47,217	1,802,273
Sealed Air Corp.[1]	36,064	1,793,463
Patterson Dental Co.[1]	25,891	1,776,382
BMC Software Inc.[1]	90,510	1,769,470
Micron Technology Inc.[1]	105,087	1,756,004
Newell Rubbermaid Inc.	75,332	1,747,702
Harman International Industries Inc.	21,927	1,745,389

114	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Jabil Circuit Inc.[1]	59,296	$1,745,081
Hershey Foods Corp.	21,037	1,742,915
New York Times Co. Class A	39,389	1,740,994
Oxford Health Plans Inc.	35,600	1,739,060
CDW Corp.	25,302	1,710,668
Pepsi Bottling Group Inc.	57,379	1,707,025
Synopsys Inc.[1]	58,798	1,702,790
Dun & Bradstreet Corp.[1]	31,813	1,701,996
NVIDIA Corp.[1]	64,241	1,701,744
Chico’s FAS Inc.[1]	36,639	1,700,050
T. Rowe Price Group Inc.	31,520	1,696,722
Chiron Corp.[1]	38,234	1,682,678
Commerce Bancorp Inc.	25,373	1,671,573
SanDisk Corp.[1]	58,386	1,656,411
Novellus Systems Inc.[1]	52,077	1,655,528
Celgene Corp.[1]	34,516	1,644,687
Expeditors International Washington Inc.	41,645	1,644,561
PETsMART Inc.	60,303	1,643,860
Whole Foods Market Inc.	21,716	1,627,614
Harrah’s Entertainment Inc.	29,339	1,610,418
Sepracor Inc.[1]	33,447	1,608,801
Brinker International Inc.[1]	41,491	1,573,754
Praxair Inc.	42,208	1,566,761
Smith International Inc.[1]	28,822	1,542,265
Citrix Systems Inc.[1]	70,642	1,527,280
AES Corp. (The)[1]	178,835	1,525,463
Ameritrade Holding Corp.[1]	98,764	1,520,966
Dollar Tree Stores Inc.[1]	48,852	1,509,038
Applera Corp. - Applied Biosystems Group	75,717	1,497,682
DENTSPLY International Inc.	33,610	1,489,931
Robert Half International Inc.[1]	62,745	1,482,037
Mercury Interactive Corp.[1]	33,058	1,480,998
Molex Inc.	48,623	1,477,653
Darden Restaurants Inc.	58,765	1,456,784
Lam Research Corp.[1]	56,913	1,434,777
Beckman Coulter Inc.	26,059	1,421,258
Gentex Corp.	32,487	1,409,286
Ball Corp.	20,646	1,399,386
DST Systems Inc.[1]	30,684	1,391,519
Unisys Corp.[1]	96,718	1,381,133
Fastenal Co.	25,553	1,371,941
Barr Pharmaceuticals Inc.[1]	29,569	1,357,217
AmerisourceBergen Corp.	24,671	1,349,010
ChoicePoint Inc.[1]	35,110	1,335,233
Scripps (E.W.) Co. Class A	13,158	1,330,405
IVAX Corp.[1]	58,327	1,328,106
QLogic Corp.[1]	40,091	1,323,404
Abercrombie & Fitch Co. Class A	39,064	1,321,926
Phelps Dodge Corp.[1]	15,872	1,296,108
XTO Energy Inc.	51,351	1,296,106
Doral Financial Corp.	36,796	1,295,219
McCormick & Co. Inc.	38,610	1,294,207
CarMax Inc.[1]	44,124	1,288,421
Equifax Inc.	48,684	1,257,021
Gallagher (Arthur J.) & Co.	38,359	1,249,353
CH Robinson Worldwide Inc.	30,000	1,245,000
Coventry Health Care Inc.[1]	29,385	1,243,867
Lincare Holdings Inc.[1]	39,510	1,241,404
Corinthian Colleges Inc.[1]	37,436	1,237,634
Cephalon Inc.[1]	21,584	1,236,979
Iron Mountain Inc.[1]	27,679	1,235,314
PMC-Sierra Inc.[1]	72,198	1,225,200
Red Hat Inc.[1]	53,579	1,224,816
Williams-Sonoma Inc.[1]	35,717	1,221,521
DaVita Inc.[1]	25,520	1,218,580
Rockwell Collins Inc.	38,439	1,215,057
Patterson-UTI Energy Inc.[1]	34,258	1,213,076
Symbol Technologies Inc.	86,349	1,191,616
Manpower Inc.	25,626	1,191,609
Cognizant Technology Solutions Corp.[1]	26,306	1,190,346
GTECH Holdings Corp.	19,846	1,173,692
Siebel Systems Inc.[1]	100,819	1,160,427
Hilton Hotels Corp.	71,166	1,156,448
Investors Financial Services Corp.	27,789	1,148,241
Michaels Stores Inc.	23,325	1,134,062
Eaton Vance Corp.	29,545	1,126,255
ImClone Systems Inc.[1]	21,935	1,115,614
Fisher Scientific International Inc.[1]	19,939	1,097,443
Monster Worldwide Inc.[1]	41,691	1,092,304
Zebra Technologies Corp. Class A1	15,726	1,090,913

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Westwood One Inc.[1]	36,481	$1,074,365
Network Associates Inc.[1]	59,638	1,073,484
Sanmina-SCI Corp.[1]	96,984	1,067,794
Maytag Corp.	33,338	1,052,481
L-3 Communications Holdings Inc.	17,654	1,050,060
Rambus Inc.[1]	36,939	1,035,400
VeriSign Inc.[1]	62,161	1,031,251
SEI Investment Co.	31,247	1,031,151
PeopleSoft Inc.[1]	55,090	1,018,614
Fair Isaac Corp.	28,027	1,011,214
Millipore Corp.[1]	19,477	1,000,728
Federated Investors Inc. Class B	31,782	998,908
Lamar Advertising Co.[1]	24,661	991,865
Centex Corp.	18,312	989,947
UTStarcom Inc.[1]	34,397	989,258
WebMD Corp.[1]	110,774	984,781
NVR Inc.[1]	2,132	980,720
Applebee’s International Inc.	23,690	979,581
Chesapeake Energy Corp.	72,392	970,053
NetScreen Technologies Inc.[1]	26,611	969,439
Outback Steakhouse Inc.	19,881	968,205
Millennium Pharmaceuticals Inc.[1]	56,883	961,323
JetBlue Airways Corp.[1]	37,965	960,135
Western Digital Corp.[1]	84,584	949,878
E*TRADE Financial Corp.[1]	70,833	945,621
Amylin Pharmaceuticals Inc.[1]	39,538	936,655
TCF Financial Corp.	18,119	925,337
Cheesecake Factory (The)[1]	19,908	918,356
Pall Corp.	39,435	894,780
Universal Health Services Inc. Class B	19,213	885,143
Krispy Kreme Doughnuts Inc.[1]	25,764	884,736
Medicis Pharmaceutical Corp. Class A	21,967	878,680
Omnicare Inc.	19,695	873,079
Education Management Corp.[1]	26,920	856,864
Graco Inc.	29,339	854,044
Rent-A-Center Inc.[1]	25,844	852,594
Affymetrix Inc.[1]	25,146	848,677
Dow Jones & Co. Inc.	17,704	848,199
Polaris Industries Inc.	18,656	847,729
Advanced Micro Devices Inc.[1]	51,872	841,883
Pharmaceutical Resources Inc.[1]	14,802	841,642
Advance Auto Parts Inc.[1]	20,689	841,422
First Health Group Corp.[1]	38,316	837,588
Starwood Hotels & Resorts Worldwide Inc.	20,626	835,353
Edwards Lifesciences Corp.[1]	26,052	832,361
Pactiv Corp.[1]	37,225	828,256
Herman Miller Inc.	31,097	828,113
Charles River Laboratories International Inc.[1]	19,309	827,391
Ruby Tuesday Inc.	25,732	827,284
ARAMARK Corp. Class B	30,123	825,671
Solectron Corp.[1]	149,235	825,270
Brown & Brown Inc.	21,205	821,906
Cooper Cameron Corp.[1]	18,463	813,295
Certegy Inc.	23,046	807,071
Reynolds & Reynolds Co. (The) Class A	28,348	805,367
Novell Inc.[1]	70,232	799,240
Jacobs Engineering Group Inc.[1]	17,759	792,051
Foundry Networks Inc.[1]	46,060	790,850
Henry Schein Inc.[1]	10,987	784,692
Waddell & Reed Financial Inc. Class A	31,827	780,398
Respironics Inc.[1]	14,414	778,644
Getty Images Inc.[1]	14,402	777,420
IDEXX Laboratories Inc.[1]	13,436	764,105
Sigma-Aldrich Corp.	13,724	759,486
Corporate Executive Board Co. (The)	16,149	759,003
Weight Watchers International Inc.[1]	17,941	758,366
Rite Aid Corp.[1]	139,126	756,845
Donaldson Co. Inc.	28,422	754,036
BISYS Group Inc. (The)[1]	44,883	752,239
DeVry Inc.[1]	24,561	740,514
Autoliv Inc.	18,042	739,722
Health Net Inc.[1]	29,516	735,834
Station Casinos Inc.	16,567	731,764
Xerox Corp.[1]	49,946	727,713
Leggett & Platt Inc.	30,592	725,336
Stericycle Inc.[1]	15,140	724,600
North Fork Bancorp Inc.	17,111	724,138
Steris Corp.[1]	28,059	723,922
Popular Inc.	16,672	718,563
Pier 1 Imports Inc.	30,132	714,128

116	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Friedman, Billings, Ramsey Group, Inc. Class A	26,443	$713,697
Cree Inc.[1]	31,306	698,124
Alliant Techsystems Inc.[1]	12,801	696,374
Protein Design Labs Inc.[1]	29,199	695,520
Cablevision Systems Corp.[1]	30,005	686,514
Silicon Laboratories Inc.[1]	12,909	682,628
FMC Technologies Inc.[1]	25,004	675,858
Entercom Communications Corp.[1]	14,768	668,547
Mettler Toledo International Inc.[1]	14,895	661,338
International Flavors & Fragrances Inc.	18,609	660,620
Integrated Circuit Systems Inc.[1]	26,152	654,585
Claire’s Stores Inc.	31,396	654,293
Apria Healthcare Group Inc.[1]	21,819	653,261
Mandalay Resort Group	11,363	650,645
ENSCO International Inc.	23,009	648,164
ResMed Inc.[1]	14,201	641,743
Andrx Group[1]	23,564	640,941
Dover Corp.	16,501	639,744
Navistar International Corp.[1]	13,596	623,377
National Instruments Corp.	19,779	622,247
Pixar Inc.[1]	9,591	618,236
Comverse Technology Inc.[1]	33,927	615,436
Grant Prideco Inc.[1]	39,641	614,436
Wiley (John) & Sons Inc. Class A	20,526	614,343
Allied Waste Industries Inc.[1]	46,146	614,203
Pharmaceutical Product Development Inc.[1]	20,609	613,942
International Rectifier Corp.[1]	13,308	612,035
Tellabs Inc.[1]	70,641	609,632
Providian Financial Corp.[1]	46,380	607,578
Cypress Semiconductor Corp.[1]	29,489	603,640
Ceridian Corp.[1]	30,446	600,091
Coca-Cola Enterprises Inc.	24,812	599,706
Amkor Technology Inc.[1]	40,562	593,422
Qwest Communications International Inc.[1]	135,433	583,716
Macromedia Inc.[1]	28,780	577,615
Intersil Corp. Class A	25,742	573,789
University of Phoenix Online[1]	6,580	572,592
Mohawk Industries Inc.[1]	6,898	568,050
St. Joe Company (The)	13,857	563,841
ITT Educational Services Inc.[1]	18,071	563,815
National-Oilwell Inc.[1]	19,696	557,003
Henry (Jack) & Associates Inc.	28,562	550,104
O’Reilly Automotive Inc.[1]	13,700	548,548
Avocent Corp.[1]	14,744	542,432
Emulex Corp.[1]	25,189	536,274
LSI Logic Corp.[1]	56,182	524,740
Storage Technology Corp.[1]	18,799	523,176
ADTRAN Inc.	17,413	522,912
Renal Care Group Inc.[1]	11,276	515,990
CIENA Corp.[1]	102,623	510,036
Atmel Corp.[1]	78,328	509,132
Whirlpool Corp.	7,351	506,263
Telephone & Data Systems Inc.	7,070	501,051
Harte-Hanks Inc.	21,378	500,673
SouthTrust Corp.	14,969	496,372
Global Payments Inc.	10,999	495,835
Amphenol Corp. Class A1	16,574	492,248
Hillenbrand Industries Inc.	7,221	490,234
Washington Post Company (The) Class B	554	489,963
Varco International Inc.[1]	27,103	488,125
International Speedway Corp. Class A	10,356	486,732
Rowan Companies Inc.[1]	23,067	486,483
BlackRock Inc.	7,928	484,956
King Pharmaceuticals Inc.[1]	28,543	480,664
CBRL Group Inc.	11,966	474,332
Church & Dwight Co. Inc.	10,717	464,153
Noble Energy Inc.	9,833	463,134
Timberland Co. Class A1	7,780	462,521
Performance Food Group Co.[1]	13,080	449,298
Key Energy Services Inc.[1]	40,812	448,932
American Tower Corp. Class A1	39,258	445,578
ADC Telecommunications Inc.[1]	153,011	443,732
Triad Hospitals Inc.[1]	14,307	440,942
Regis Corp.	9,884	439,245
Viad Corp.	18,162	438,976
Brocade Communications Systems Inc.[1]	65,802	438,241
Cadence Design Systems Inc.[1]	29,080	428,639
Hudson City Bancorp Inc.	11,323	428,462

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Harris Corp.	8,809	$426,444
Nextel Partners Inc. Class A1	33,094	418,970
Newfield Exploration Co.[1]	8,719	417,902
PerkinElmer Inc.	20,194	417,814
Acxiom Corp.	18,921	415,505
InterDigital Communications Corp.[1]	23,758	415,290
Meredith Corp.	8,209	415,047
Del Monte Foods Co.[1]	36,845	414,506
Bio-Rad Laboratories Inc. Class A1	7,291	410,994
Thermo Electron Corp.[1]	14,362	406,157
99 Cents Only Stores[1]	16,405	400,610
Marvel Enterprises Inc.[1]	20,685	396,945
Tenet Healthcare Corp.[1]	35,534	396,559
MGM Mirage[1]	8,703	394,594
Energizer Holdings Inc.[1]	8,439	394,017
CheckFree Corp.[1]	13,359	393,556
Fairchild Semiconductor International Inc. Class A1	16,371	393,395
Invitrogen Corp.[1]	5,462	391,571
Markel Corp.[1]	1,360	391,544
HON Industries Inc.	10,526	391,146
DoubleClick Inc.[1]	33,641	378,461
American Pharmaceutical Partners Inc.[1]	7,844	368,197
First Bancorp	8,760	364,416
Polycom Inc.[1]	16,910	358,999
Pride International Inc.[1]	20,867	355,991
ICOS Corp.[1]	9,429	349,344
HCC Insurance Holdings Inc.	10,777	348,420
FactSet Research Systems Inc.	8,169	347,673
Knight Ridder Inc.	4,727	346,253
Human Genome Sciences Inc.[1]	27,264	341,618
Endo Pharmaceuticals Holdings Inc.[1]	13,988	341,587
Neurocrine Biosciences Inc.[1]	5,758	340,298
Total System Services Inc.	15,990	336,909
Big Lots Inc.[1]	23,015	333,717
Agilent Technologies Inc.[1]	10,545	333,538
AmeriCredit Corp.[1]	19,559	333,090
Applied Micro Circuits Corp.[1]	57,231	329,078
United Defense Industries Inc.[1]	10,322	328,136
Eon Labs Inc.[1]	4,852	325,472
Edwards (A.G.) Inc.	8,268	323,444
Advanced Fibre Communications Inc.[1]	14,616	321,990
Columbia Sportswear Co.[1]	5,761	319,390
Lennar Corp. Class A	5,803	313,536
Talbots Inc. (The)	8,716	311,858
McDATA Corp. Class A1	43,378	305,381
Tidewater Inc.	10,760	302,679
Northern Trust Corp.	6,145	286,296
Constellation Brands Inc.[1]	8,862	284,470
Community Health Systems Inc.[1]	10,221	284,450
Chelsea Property Group Inc.	4,510	283,859
Hunt (J.B.) Transport Services Inc.[1]	10,072	283,728
Radio One Inc. Class D1	15,248	282,088
Wendy’s International Inc.	6,925	281,778
Valeant Pharmaceuticals International	11,644	277,942
CONSOL Energy Inc.	10,016	268,429
SPX Corp.	5,876	267,240
Integrated Device Technology Inc.[1]	17,804	267,060
Belo (A.H.) Corp.	9,449	262,304
AMETEK Inc.	10,202	261,579
D.R. Horton Inc.	7,267	257,470
Valley National Bancorp	9,203	257,408
Diamond Offshore Drilling Inc.	10,488	253,705
Maxtor Corp.[1]	31,117	253,604
Swift Transportation Co. Inc.[1]	14,456	248,210
Watson Pharmaceuticals Inc.[1]	5,756	246,299
Worthington Industries Inc.	12,671	242,903
Mills Corp.	4,514	240,551
Hewitt Associates Inc. Class A1	7,468	239,051
Arrow Electronics Inc.[1]	9,343	237,873
MSC Industrial Direct Co. Inc. Class A	7,701	230,645
Manor Care Inc.	6,535	230,620
Nuveen Investments Inc. Class A	8,173	227,700
Alliance Data Systems Corp.[1]	6,538	219,350
Hovnanian Enterprises Inc. Class A1	5,078	219,116
RealNetworks Inc.[1]	34,777	208,662
Tektronix Inc.	6,379	208,657
IDT Corp.[1]	10,323	205,118
Crown Castle International Corp.[1]	15,658	197,761
Chicago Mercantile Exchange Holdings Inc.	2,025	195,898
Pioneer Natural Resources Co.	5,899	190,538

118	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Shares	Value
Fidelity National Financial Inc.	4,810	$190,476
West Corp.[1]	7,552	188,045
Westamerica Bancorp	3,713	187,358
Cox Radio Inc. Class A1	8,549	182,094
Brown-Forman Corp. Class B	3,820	182,061
BearingPoint Inc.[1]	16,910	181,275
Wynn Resorts Ltd.[1]	5,147	180,145
Timken Co. (The)	7,690	178,639
Leucadia National Corp.	3,293	175,451
Werner Enterprises Inc.	8,936	169,337
Ambac Financial Group Inc.	2,173	160,324
Borders Group Inc.	6,671	158,370
Reebok International Ltd.	3,693	152,706
Radian Group Inc.	3,573	152,210
Interpublic Group of Companies Inc.[1]	9,727	149,601
LeapFrog Enterprises Inc.[1]	7,689	148,782
First Tennessee National Corp.	3,097	147,727
Cousins Properties Inc.	4,473	146,670
Pentair Inc.	2,336	137,824
Mercantile Bankshares Corp.	3,178	136,559
Interactive Data Corp.[1]	7,157	127,251
Convergys Corp.[1]	8,089	122,953
Delphi Corp.	11,248	112,030
Vulcan Materials Co.	2,280	108,163
Florida Rock Industries Inc.	2,519	106,176
Westport Resources Corp.[1]	3,174	104,710
Southern Peru Copper Corp.	2,581	104,401
Alberto-Culver Co.	2,281	100,067
Scotts Co. (The) Class A1	1,531	98,214
United States Cellular Corp.[1]	2,428	93,842
Barnes & Noble Inc.[1]	2,702	88,085
Fluor Corp.	2,177	84,228
Autodesk Inc.	2,642	83,540
MEMC Electronics Materials Inc.[1]	9,095	83,219
LNR Property Corp.	1,523	81,526
Bausch & Lomb Inc.	1,281	76,822
Blockbuster Inc.	4,365	76,387
Entravision Communications Corp.[1]	8,435	75,662
IndyMac Bancorp Inc.	2,021	73,342
LaBranche & Co. Inc.	5,995	67,204
Transatlantic Holdings Inc.	749	65,320

Security	Shares or Principal	Value
Apogent Technologies Inc.[1]	2,128	$65,287
Compuware Corp.[1]	8,556	63,742
Valspar Corp. (The)	1,247	61,390
Hudson United Bancorp	1,580	60,119
Jefferies Group Inc.	1,683	59,460
Berkley (W.R.) Corp.	1,383	55,154
Cabot Corp.	1,551	50,873
Gemstar-TV Guide International Inc.[1]	7,306	49,023
UnitedGlobalCom Inc. Class A1	5,587	47,434
WellChoice Inc.[1]	1,273	46,974
Tootsie Roll Industries Inc.	1,237	45,238
Erie Indemnity Co. Class A	887	42,807
La-Z-Boy Inc.	1,434	31,204
Polo Ralph Lauren Corp.	890	30,509
Scholastic Corp.[1]	793	21,609

TOTAL COMMON STOCKS (Cost: $424,488,145)		493,266,986

SHORT-TERM INVESTMENTS – 18.19%

MONEY MARKET FUNDS – 6.90%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares2,[3]	23,497,860	23,497,860
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares2,[3]	8,253,484	8,253,484
BlackRock Temp Cash Money Market Fund[2]	386,328	386,328
Short-Term Investment Co. – Liquid Assets Money Market Portfolio[2]	1,923,859	1,923,859

		34,061,531

FLOATING RATE NOTES – 3.69%
Beta Finance Inc.
1.05%, 05/20/042,[4]	$375,158	375,151
1.05%, 09/15/042,[4]	750,317	750,283
1.06%, 10/12/042,[4]	375,158	375,139
1.14%, 08/23/042,[4]	375,158	375,285
CC USA Inc.
1.05%, 04/19/042,[4]	330,139	330,139
1.06%, 05/24/042,[4]	750,317	750,306

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
1.09%, 07/15/04[2,4]	$375,158	$375,197
1.51%, 02/15/05[2,4]	487,706	488,384
Dorada Finance Inc.
1.04%, 07/01/04[2]	262,611	261,920
1.05%, 05/20/04[2,4]	750,317	750,302
1.24%, 08/09/04[2]	187,579	187,569
1.48%, 01/18/05[2,4]	562,738	562,715
Five Finance Inc.
1.06%, 04/15/04[2,4]	375,158	375,158
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	750,317	750,317
Holmes Financing PLC
1.05%, 04/15/04[2]	75,032	75,032
K2 USA LLC
1.05%, 08/16/04[2,4]	187,579	187,569
1.05%, 09/27/04[2,4]	810,342	810,283
1.06%, 04/13/04[2]	375,158	375,158
1.06%, 05/17/04[2]	375,158	375,156
1.46%, 01/12/05[2,4]	375,158	375,129
Links Finance LLC
1.05%, 06/28/04[2]	375,158	375,140
1.06%, 05/04/04[2]	375,158	375,157
1.06%, 07/20/04[2]	300,127	300,109
Nationwide Building Society
1.09%, 07/23/04[2,4]	562,738	562,738
1.11%, 12/28/04[2,4]	750,317	750,317
Northern Rock PLC
1.11%, 01/13/05[2,4]	712,801	712,801
Permanent Financing PLC
1.04%, 03/10/05[2]	750,317	750,317
1.05%, 12/10/04[2]	375,158	375,158
Sigma Finance Inc.
1.05%, 07/01/04[2]	375,158	375,135
1.06%, 07/20/04[2]	375,158	375,136
1.09%, 10/07/04[2]	750,317	750,239
1.24%, 08/06/04[2]	187,579	187,573
Tango Finance Corp.
1.05%, 01/18/05[2,4]	330,139	330,113
1.06%, 07/15/04[2,4]	225,095	225,074
1.07%, 02/25/05[2,4]	420,177	420,102
1.10%, 07/06/04[2,4]	225,095	225,089
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	375,158	375,124
1.32%, 02/04/05[2,4]	187,579	187,548
White Pine Finance LLC
1.04%, 08/26/04[2,4]	375,158	375,135
1.05%, 11/15/04[2,4]	450,190	450,190
1.06%, 04/20/04[2,4]	375,158	375,158
1.06%, 07/06/04[2,4]	450,190	450,179

		18,209,724
COMMERCIAL PAPER – 3.41%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	352,649	352,518
1.03%, 04/20/04[2]	375,158	374,954
1.03%, 04/23/04[2]	442,687	442,408
1.03%, 04/26/04[2]	375,158	374,890
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	303,878	303,583
Barton Capital Corp.
1.03%, 04/02/04[2]	390,983	390,971
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	225,095	224,955
1.03%, 05/21/04[2]	375,158	374,622
Corporate Asset Funding
1.05%, 05/21/04[2]	390,165	389,598
Corporate Receivables Corp.
1.03%, 04/07/04[2]	375,158	375,094
1.04%, 06/03/04[2]	750,317	748,951
Delaware Funding Corp.
1.03%, 04/02/04[2]	375,158	375,148
1.03%, 05/05/04[2]	563,360	562,813
1.03%, 05/21/04[2]	187,579	187,311
Edison Asset Securitization
1.07%, 09/21/04[2]	375,158	373,229
Eureka Securitization Inc.
1.03%, 05/25/04[2]	150,063	149,832
1.04%, 04/14/04[2]	450,190	450,021
Falcon Asset Securitization
1.03%, 04/15/04[2]	450,888	450,707
1.03%, 04/22/04[2]	442,687	442,421
1.03%, 04/30/04[2]	375,158	374,847

120	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Security	Principal	Value
Galaxy Funding Inc.
1.05%, 05/17/04[2]	$375,158	$374,657
Gemini Securitization Corp.
1.03%, 04/20/04[2]	225,245	225,123
1.03%, 04/23/04[2]	433,586	433,313
1.03%, 04/30/04[2]	262,933	262,715
1.03%, 05/24/04[2]	187,579	187,295
1.04%, 04/19/04[2]	187,579	187,482
GIRO Funding US Corp.
1.05%, 05/19/04[2]	187,579	187,317
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	750,317	749,995
1.03%, 04/19/04[2]	1,012,928	1,012,406
1.03%, 04/28/04[2]	450,190	449,842
1.03%, 04/30/04[2]	639,082	638,552
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	262,881	262,828
1.05%, 04/05/04[2]	303,878	303,843
Polonius Inc.
1.04%, 05/21/04[2]	434,058	433,431
Preferred Receivables
Funding Corp.
1.03%, 04/19/04[2]	787,833	787,428
1.04%, 04/23/04[2]	862,864	862,316
1.04%, 05/20/04[2]	187,579	187,314
Receivables Capital Corp.
1.04%, 04/14/04[2]	330,139	330,015
Scaldis Capital LLC
1.05%, 06/30/04[2]	268,613	267,908
Thames Asset Global
Securitization No. 1 Inc.
1.03%, 04/19/04[2]	375,158	374,965
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	238,638	238,515
1.04%, 04/29/04[2]	337,943	337,670

		16,813,803
TIME DEPOSITS - 2.91%
Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	2,626,109	2,626,109
1.33%, 02/10/05[2]	375,158	375,110
1.39%, 02/02/05[2]	375,158	375,111
1.40%, 10/25/04[2]	750,317	750,244
Bank of New York
1.39%, 11/01/04[2]	750,317	750,273
Bank of Nova Scotia
1.24%, 10/07/04[2]	562,738	562,708
1.42%, 10/29/04[2]	562,738	562,762
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	562,738	562,694
1.38%, 11/22/04[2]	187,579	187,588
1.40%, 10/29/04[2]	750,317	750,306
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	1,125,475	1,125,475
Toronto-Dominion Bank
1.04%, 06/22/04[2]	187,579	187,579
1.22%, 03/23/05[2]	1,313,054	1,312,830
1.34%, 02/10/05[2]	300,127	300,088
1.41%, 11/01/04[2]	562,738	562,705
UBS Finance (Delaware)
1.06%, 04/01/04[2]	1,500,633	1,500,633
1.10%, 09/08/04[2]	750,317	746,649
1.11%, 12/17/04[2]	1,125,475	1,116,453

		14,355,317
REPURCHASE AGREEMENTS – 0.91%

Bank of America, NA
1.06%, 04/01/04[2]	1,500,633	1,500,633
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	3,001,267	3,001,267

		4,501,900
U.S. GOVERNMENT AGENCY NOTES – 0.37%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	562,738	562,001
1.28%, 08/19/04[2]	300,127	298,633
Federal National Mortgage Association
1.28%, 08/20/04[2]	975,412	970,523

		1,831,157

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2004

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $89,773,432)	$89,773,432

TOTAL INVESTMENTS IN SECURITIES – 118.17% (Cost $514,261,577)	583,040,418
Other Assets, Less Liabilities – (18.17%)	(89,660,142)

NET ASSETS – 100.00%	$493,380,276

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

122	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.93%

Lucent Technologies Inc.[1]	945,463	$3,885,853
Countrywide Financial Corp.	37,474	3,593,757
Agilent Technologies Inc.[1]	102,074	3,228,601
Hancock (John) Financial Services Inc.	66,021	2,884,457
PG&E Corp.[1]	93,482	2,708,174
Johnson Controls Inc.	43,070	2,547,590
Fortune Brands Inc.	33,195	2,543,733
Public Service Enterprise Group Inc.	51,596	2,423,980
Marathon Oil Corp.	70,775	2,382,994
Federated Department Stores Inc.	42,780	2,312,259
SouthTrust Corp.	69,704	2,311,385
May Department Stores Co. (The)	65,879	2,278,096
PPG Industries Inc.	38,761	2,259,766
Apple Computer Inc.[1]	83,497	2,258,594
Consolidated Edison Inc.	50,996	2,248,924
Unocal Corp.	58,927	2,196,799
Monsanto Co.	59,698	2,189,126
Comerica Inc.	40,003	2,172,963
Penney (J.C.) Co. Inc. (Holding Co.)	61,959	2,154,934
Sears, Roebuck and Co.	49,622	2,131,761
PACCAR Inc.	37,628	2,116,199
TXU Corp.	73,597	2,109,290
Franklin Resources Inc.	37,508	2,088,445
Safeway Inc.[1]	100,796	2,074,382
Xerox Corp.[1]	141,966	2,068,445
MBIA Inc.	32,854	2,059,946
Limited Brands Inc.	101,350	2,027,000
Archer-Daniels-Midland Co.	118,293	1,995,603
Electronic Data Systems Corp.	103,009	1,993,224
Bear Stearns Companies Inc. (The)	22,588	1,980,516
Norfolk Southern Corp.	88,879	1,963,337
Marshall & Ilsley Corp.	51,758	1,956,970
Georgia-Pacific Corp.	57,065	1,922,520
Lincoln National Corp.	40,524	1,917,596
St. Paul Companies Inc.	47,895	1,916,279
Ameren Corp.	41,540	1,914,579
Praxair Inc.	51,564	1,914,056
Northern Trust Corp.	40,952	1,907,954
Eaton Corp.	33,950	1,907,650
CIGNA Corp.	31,964	1,886,515
AmSouth Bancorp	80,166	1,884,703
Simon Property Group Inc.	32,050	1,873,002
Equity Residential	62,137	1,854,789
Regions Financial Corp.	50,639	1,849,336
PPL Corp.	39,911	1,819,942
Charter One Financial Inc.	51,298	1,813,897
Aetna Inc.	19,967	1,791,439
Jefferson-Pilot Corp.	32,397	1,782,159
Valero Energy Corp.	29,535	1,770,919
Loews Corp.	29,679	1,752,842
General Growth Properties Inc.	48,880	1,718,132
CIT Group Inc.	45,146	1,717,805
Albertson’s Inc.	77,427	1,715,008
Eastman Kodak Co.	65,307	1,709,084
Corning Inc.[1]	147,786	1,652,247
Cinergy Corp.	40,139	1,641,284
Computer Sciences Corp.[1]	40,599	1,637,358
AON Corp.	58,066	1,620,622
Xcel Energy Inc.	90,886	1,618,680
Avaya Inc.[1]	100,095	1,589,509
DTE Energy Co.	38,287	1,575,510
Edison International	64,830	1,574,721
Parker Hannifin Corp.	26,923	1,521,150
Constellation Energy Group Inc.	37,682	1,505,396
Sovereign Bancorp Inc.	68,882	1,475,452
CSX Corp.	48,708	1,475,365
Dover Corp.	37,385	1,449,416
Sempra Energy	45,421	1,444,388
Rohm & Haas Co.	35,975	1,433,244
Torchmark Corp.	26,453	1,422,907
Textron Inc.	26,168	1,390,829
Donnelley (R.R.) & Sons Co.	45,695	1,382,274
UST Inc.	38,104	1,375,554
Interpublic Group of Companies Inc.[1]	89,328	1,373,865
KeySpan Corp.	35,848	1,370,111
Plum Creek Timber Co. Inc.	41,918	1,361,497
Cincinnati Financial Corp.	31,056	1,349,383
National Commerce Financial Corp.	46,887	1,341,437
ProLogis	37,243	1,335,906
Office Depot Inc.[1]	70,749	1,331,496
Starwood Hotels & Resorts Worldwide Inc.	32,466	1,314,873

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Rockwell Automation Inc.	37,706	$1,307,267
D.R. Horton Inc.	36,877	1,306,552
Archstone-Smith Trust	44,177	1,303,663
Genuine Parts Co.	39,838	1,303,499
MeadWestvaco Corp.	45,917	1,298,992
First Tennessee National Corp.	27,229	1,298,823
Ambac Financial Group Inc.	17,513	1,292,109
Union Planters Corp.	42,960	1,282,356
SAFECO Corp.	29,679	1,281,242
NiSource Inc.	60,074	1,276,573
Banknorth Group Inc.	37,252	1,268,058
Lennar Corp. Class A	23,355	1,261,871
Fidelity National Financial Inc.	31,503	1,247,519
Pulte Homes Inc.	22,304	1,240,102
Compass Bancshares Inc.	28,907	1,198,773
Kerr-McGee Corp.	22,998	1,184,397
Zions Bancorporation	20,653	1,181,352
Knight Ridder Inc.	16,118	1,180,643
Dean Foods Co.[1]	35,266	1,177,884
Vornado Realty Trust	19,467	1,177,364
R.J. Reynolds Tobacco Holdings Inc.	19,322	1,168,981
Micron Technology Inc.[1]	69,661	1,164,035
Huntington Bancshares Inc.	52,382	1,162,357
Williams Companies Inc.	118,650	1,135,481
Kimco Realty Corp.	22,159	1,129,666
GreenPoint Financial Corp.	25,490	1,114,168
Public Storage Inc.	22,849	1,111,832
Nucor Corp.	17,906	1,100,861
Murphy Oil Corp.	17,475	1,100,401
Rouse Co. (The)	20,451	1,096,174
Sunoco Inc.	17,476	1,090,153
Sherwin-Williams Co. (The)	28,283	1,086,916
Duke Realty Corp.	30,854	1,071,251
Amerada Hess Corp.	16,340	1,066,675
MGIC Investment Corp.	16,552	1,063,135
Qwest Communications International Inc.[1]	241,713	1,041,783
North Fork Bancorp Inc.	24,584	1,040,395
Scientific-Atlanta Inc.	32,166	1,040,248
El Paso Corp.	146,099	1,038,764
Delphi Corp.	103,830	1,034,147
iStar Financial Inc.	24,361	1,030,470
Old Republic International Corp.	41,438	1,017,717
NTL Inc.[1]	17,071	1,014,871
New York Community Bancorp Inc.	29,475	1,010,403
Jones Apparel Group Inc.	27,530	995,209
Centex Corp.	18,375	993,352
Smurfit-Stone Container Corp.	56,231	989,103
Tenet Healthcare Corp.[1]	87,921	981,198
Vulcan Materials Co.	20,448	970,053
UNUMProvident Corp.	65,567	959,245
United States Steel Corp.	25,661	956,385
Republic Services Inc.	34,629	937,407
SUPERVALU Inc.	30,605	934,677
Boston Properties Inc.	17,198	934,023
Popular Inc.	21,342	919,840
Watson Pharmaceuticals Inc.[1]	21,466	918,530
Wendy’s International Inc.	22,297	907,265
Coca-Cola Enterprises Inc.	37,500	906,375
Liz Claiborne Inc.	24,589	902,170
Janus Capital Group Inc.	54,836	898,214
SCANA Corp.	25,388	897,466
CenturyTel Inc.	32,610	896,449
Host Marriott Corp.[1]	69,648	890,101
Lear Corp.	14,268	884,045
VF Corp.	18,726	874,504
American Power Conversion Corp.	37,898	872,033
Nordstrom Inc.	21,815	870,419
Allied Capital Corp.	28,625	867,051
Phelps Dodge Corp.[1]	10,598	865,433
NCR Corp.[1]	19,620	864,457
XM Satellite Radio Holdings Inc.
Class A1	30,654	858,312
Tyson Foods Inc. Class A	47,548	858,241
Wisconsin Energy Corp.	26,627	856,058
Liberty Property Trust	18,911	850,995
Caesars Entertainment Inc.[1]	65,045	848,187
Sirius Satellite Radio Inc.[1]	247,377	841,082
Energy East Corp.	33,143	840,506
Citizens Communications Co.[1]	64,929	840,181
Hibernia Corp. Class A	35,757	839,932
PeopleSoft Inc.[1]	45,239	836,469

124	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Health Care Property Investors Inc.	29,520	$835,416
Advanced Micro Devices Inc.[1]	51,387	834,011
Foot Locker Inc.	32,288	833,030
Grainger (W.W.) Inc.	17,320	831,360
Thermo Electron Corp.[1]	29,348	829,961
Marriott International Inc. Class A	19,450	827,597
Radian Group Inc.	19,326	823,288
Toys R Us Inc.[1]	48,777	819,454
ServiceMaster Co. (The)	68,082	817,665
Whirlpool Corp.	11,785	811,633
McKesson Corp.	26,946	810,805
PMI Group Inc. (The)	21,622	807,798
AvalonBay Communities Inc.	14,881	797,324
Diebold Inc.	16,545	796,145
Brunswick Corp.	19,364	790,632
Vishay Intertechnology Inc.[1]	36,559	780,169
Engelhard Corp.	26,092	779,890
Clorox Co.	15,851	775,272
Pioneer Natural Resources Co.	23,795	768,579
Autodesk Inc.	24,166	764,129
Goodrich (B.F.) Co.	26,988	757,553
Eastman Chemical Co.	17,717	756,162
Sabre Holdings Corp.	30,364	753,331
Hershey Foods Corp.	9,004	745,981
Pinnacle West Capital Corp.	18,925	744,699
Pitney Bowes Inc.	17,436	742,948
Washington Post Company (The) Class B	839	742,020
KB Home	9,160	740,128
Pepco Holdings Inc.	35,656	728,809
Ashland Inc.	15,535	722,222
Sanmina-SCI Corp.[1]	64,673	712,050
PacifiCare Health Systems Inc.[1]	17,982	711,188
Macerich Co. (The)	13,137	708,084
CenterPoint Energy Inc.	61,729	705,562
Mercantile Bankshares Corp.	16,325	701,485
Associated Bancorp	15,655	701,187
Humana Inc.[1]	36,770	699,365
Developers Diversified Realty Corp.	17,247	696,779
Hasbro Inc.	31,915	694,151
ALLETE Inc.	19,708	691,554
Questar Corp.	18,922	689,518
Bausch & Lomb Inc.	11,364	681,499
Dana Corp.	34,037	675,975
AutoNation Inc.[1]	39,624	675,589
Temple-Inland Inc.	10,652	674,698
Fluor Corp.	17,423	674,096
Astoria Financial Corp.	17,718	673,816
Commerce Bancshares Inc.	14,099	672,663
Cadence Design Systems Inc.[1]	45,564	671,613
SPX Corp.	14,749	670,785
Avnet Inc.[1]	27,368	670,242
King Pharmaceuticals Inc.[1]	39,793	670,114
Apartment Investment & Management Co. Class A	21,479	667,782
Hospitality Properties Trust	14,178	657,859
AmerisourceBergen Corp.	11,978	654,957
Leggett & Platt Inc.	27,599	654,372
Pogo Producing Co.	14,156	649,336
Alliant Energy Corp.	24,585	640,685
Mohawk Industries Inc.[1]	7,768	639,695
AMB Property Corp.	17,144	637,242
Equitable Resources Inc.	14,288	634,673
Hilton Hotels Corp.	38,895	632,044
Rockwell Collins Inc.	19,962	630,999
Energizer Holdings Inc.[1]	13,474	629,101
UnionBanCal Corp.	11,970	627,108
Brown-Forman Corp. Class B	13,136	626,062
TECO Energy Inc.	42,719	624,979
3Com Corp.[1]	86,960	613,938
ENSCO International Inc.	21,784	613,655
Precision Castparts Corp.	13,929	613,294
Invitrogen Corp.[1]	8,553	613,165
NSTAR	12,062	611,785
New Plan Excel Realty Trust	22,304	610,014
Compuware Corp.[1]	81,764	609,142
Stanley Works (The)	14,241	607,806
Catellus Development Corp.	23,322	606,605
Manor Care Inc.	17,031	601,024
Smucker (J.M.) Co. (The)	11,381	600,689
MDU Resources Group Inc.	25,483	598,596
Bank of Hawaii Corp.	12,851	595,387

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Mack-Cali Realty Corp.	13,189	$592,318
Weingarten Realty Investors	17,048	589,844
Pentair Inc.	9,936	586,224
Millennium Pharmaceuticals Inc.[1]	33,890	572,741
Apogent Technologies Inc.[1]	18,533	568,592
United Dominion Realty Trust Inc.	28,772	564,507
Alberto-Culver Co.	12,811	562,019
Wilmington Trust Corp.	14,933	558,046
Berkley (W.R.) Corp.	13,978	557,443
Thornburg Mortgage Inc.	17,865	555,602
Bemis Co.	21,334	554,684
City National Corp.	9,221	552,338
Solectron Corp.[1]	99,309	549,179
Sky Financial Group Inc.	21,047	546,170
Protective Life Corp.	14,502	543,100
Telephone & Data Systems Inc.	7,656	542,581
L-3 Communications Holdings Inc.	9,066	539,246
DPL Inc.	28,746	538,987
Northeast Utilities	28,778	536,710
Fulton Financial Corp.	23,991	534,280
Valspar Corp. (The)	10,832	533,259
Leucadia National Corp.	10,000	532,800
Novell Inc.[1]	46,799	532,573
Great Plains Energy Inc.	15,723	531,280
XTO Energy Inc.	20,980	529,542
Webster Financial Corp.	10,356	525,153
Colonial BancGroup Inc. (The)	28,296	523,476
Hillenbrand Industries Inc.	7,684	521,667
E*TRADE Financial Corp.[1]	38,981	520,396
Newell Rubbermaid Inc.	22,228	515,690
OGE Energy Corp.	19,488	515,263
BorgWarner Inc.	6,068	514,748
Harrah’s Entertainment Inc.	9,362	513,880
Boise Cascade Corp.	14,814	513,305
Martin Marietta Materials Inc.	11,107	512,699
Ryder System Inc.	13,213	511,739
Bowater Inc.	11,708	510,820
Smithfield Foods Inc.[1]	18,816	510,290
Service Corp. International[1]	68,308	510,261
New York Times Co. Class A	11,501	508,344
Harris Corp.	10,496	508,111
Ryland Group Inc.	5,720	508,108
Saks Inc.[1]	28,855	507,848
Annaly Mortgage Management Inc.	25,921	506,756
Sonoco Products Co.	20,833	505,825
Reliant Resources Inc.[1]	61,069	501,376
Puget Energy Inc.	22,385	500,752
Tech Data Corp.[1]	12,203	499,591
Rayonier Inc. REIT	11,410	498,736
Cullen/Frost Bankers Inc.	11,663	498,710
Edwards (A.G.) Inc.	12,740	498,389
ONEOK Inc.	22,078	497,859
Constellation Brands Inc.[1]	15,488	497,165
Hormel Foods Corp.	16,873	494,885
Arrow Electronics Inc.[1]	19,314	491,734
Autoliv Inc.	11,993	491,713
Sigma-Aldrich Corp.	8,804	487,213
American Capital Strategies Ltd.	14,657	487,199
Tellabs Inc.[1]	56,344	486,249
Level 3 Communications Inc.[1]	119,715	481,254
Toll Brothers Inc.[1]	10,573	480,331
LSI Logic Corp.[1]	51,166	477,890
Circuit City Stores Inc.	42,087	475,583
Pan Pacific Retail Properties Inc.	9,099	474,058
Deluxe Corp.	11,781	472,418
Lyondell Chemical Co.	31,756	471,259
Allied Waste Industries Inc.[1]	35,072	466,808
Siebel Systems Inc.[1]	40,514	466,316
Cummins Inc.	7,955	464,970
Providian Financial Corp.[1]	35,444	464,316
Valley National Bancorp	16,578	463,687
First American Corp.	15,231	463,327
Nationwide Financial Services Inc.	12,810	461,800
Federal Realty Investment Trust	9,983	461,215
Tektronix Inc.	14,016	458,463
Hubbell Inc. Class B	11,407	457,763
Aqua America Inc.	21,072	456,841
FirstMerit Corp.	17,495	455,745
Lee Enterprises Inc.	10,083	455,550
MGM Mirage[1]	9,985	452,720
Independence Community Bank Corp.	11,036	449,717
Convergys Corp.[1]	29,578	449,586

126	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Belo (A.H.) Corp.	16,105	$447,075
Washington Federal Inc.	17,368	443,405
Neiman-Marcus Group Inc. Class A	8,215	443,117
HRPT Properties Trust	39,197	442,926
Unitrin Inc.	10,277	440,883
RPM International Inc.	26,582	439,666
CenterPoint Properties Corp.	5,326	439,395
Hawaiian Electric Industries Inc.	8,464	438,774
Cabot Corp.	13,375	438,700
Ingram Micro Inc. Class A1	24,183	437,712
StanCorp Financial Group Inc.	6,594	430,259
Snap-On Inc.	13,200	426,888
IKON Office Solutions Inc.	33,031	422,797
Harsco Corp.	9,279	422,194
Vectren Corp.	17,039	420,352
AGL Resources Inc.	14,452	419,397
IndyMac Bancorp Inc.	11,504	417,480
Arden Realty Inc.	12,874	416,216
Calpine Corp.[1]	87,685	409,489
Omnicare Inc.	9,237	409,476
Storage Technology Corp.[1]	14,705	409,240
Healthcare Realty Trust Inc.	9,583	409,194
Shurgard Storage Centers Inc. Class A	10,185	406,382
Coors (Adolf) Company Class B	5,850	406,282
CarrAmerica Realty Corp.	11,981	406,156
Realty Income Corp.	8,906	397,653
Carlisle Companies Inc.	6,988	395,870
WPS Resources Corp.	8,203	392,103
Teleflex Inc.	7,952	391,477
BancorpSouth Inc.	17,883	391,280
Reebok International Ltd.	9,438	390,261
AmeriCredit Corp.[1]	22,845	389,050
Crane Co.	11,739	387,387
Provident Financial Group Inc.	9,614	386,098
Transatlantic Holdings Inc.	4,424	385,817
BRE Properties Inc. Class A	11,241	385,791
Intersil Corp. Class A	17,213	383,678
Whitney Holding Corp.	9,176	383,006
CNF Inc.	11,231	377,362
Lubrizol Corp.	11,893	374,511
Hudson City Bancorp Inc.	9,826	371,816
UGI Corp.	11,278	371,272
Pactiv Corp.[1]	16,654	370,552
T. Rowe Price Group Inc.	6,876	370,135
Noble Energy Inc.	7,855	369,971
Peoples Energy Corp.	8,272	369,345
McCormick & Co. Inc.	11,001	368,754
First Midwest Bancorp Inc.	10,757	367,244
National Fuel Gas Co.	14,863	365,630
Chelsea Property Group Inc.	5,738	361,150
Nicor Inc.	10,169	358,254
Forest City Enterprises Inc. Class A	6,587	354,710
Hudson United Bancorp	9,268	352,647
TCF Financial Corp.	6,870	350,851
Piedmont Natural Gas Co.	8,258	348,653
Old National Bancorp	15,400	348,040
Owens-Illinois Inc.[1]	24,748	346,967
Markel Corp.[1]	1,205	346,919
International Rectifier Corp.[1]	7,540	346,765
Borders Group Inc.	14,447	342,972
Camden Property Trust	7,623	342,654
MONY Group Inc. (The)[1]	10,812	339,929
Furniture Brands International Inc.	10,510	338,422
Atmel Corp.[1]	52,049	338,318
AGCO Corp.[1]	16,155	334,570
WGL Holdings Inc.	11,063	332,996
Raymond James Financial Inc.	13,399	332,965
Duquesne Light Holdings Inc.	17,040	332,280
Helmerich & Payne Inc.	11,563	331,280
Peabody Energy Corp.	7,054	328,082
Trizec Properties Inc.	18,876	323,723
Trustmark Corp.	11,105	323,156
Crescent Real Estate Equities Co.	17,877	321,250
Polo Ralph Lauren Corp.	9,176	314,553
International Bancshares Corp.	5,926	313,071
Comverse Technology Inc.[1]	17,211	312,208
Cytec Industries Inc.	8,766	311,807
Mills Corp.	5,805	309,348
Ethan Allen Interiors Inc.	7,458	307,717
Jefferies Group Inc.	8,682	306,735
Metro-Goldwyn-Mayer Inc.[1]	17,612	306,449
Imation Corp.	8,113	305,211

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Packaging Corporation of America	13,463	$303,725
PerkinElmer Inc.	14,668	303,481
American Tower Corp. Class A1	26,736	303,454
M.D.C. Holdings Inc.	4,294	302,284
Fairchild Semiconductor International Inc. Class A1	12,573	302,129
Park National Corp.	2,636	298,659
ADC Telecommunications Inc.[1]	102,922	298,473
Lafarge North America Inc.	7,296	296,582
Mercury General Corp.	5,913	295,236
Airgas Inc.	13,825	294,472
AptarGroup Inc.	7,652	293,837
Triad Hospitals Inc.[1]	9,489	292,451
Mandalay Resort Group	5,089	291,396
CBL & Associates Properties Inc.	4,750	291,365
Gemstar-TV Guide International Inc.[1]	42,851	287,530
Polycom Inc.[1]	13,521	287,051
Valassis Communications Inc.[1]	9,428	286,611
ArvinMeritor Inc.	14,433	286,206
McClatchy Co. (The) Class A	3,987	283,236
HON Industries Inc.	7,577	281,561
National Semiconductor Corp.[1]	6,325	281,020
BearingPoint Inc.[1]	26,058	279,342
Regency Centers Corp.	5,974	279,165
Westamerica Bancorp	5,515	278,287
Barnes & Noble Inc.[1]	8,435	274,981
HCC Insurance Holdings Inc.	8,495	274,643
People’s Bank	5,869	272,850
PepsiAmericas Inc.	13,191	269,360
Ceridian Corp.[1]	13,463	265,356
Kinder Morgan Inc.	4,197	264,495
Scotts Co. (The) Class A1	4,115	263,977
Newfield Exploration Co.[1]	5,493	263,279
United Bancshares Inc.	8,618	262,849
Erie Indemnity Co. Class A	5,400	260,604
CIENA Corp.[1]	52,140	259,136
Unisys Corp.[1]	18,123	258,796
ICOS Corp.[1]	6,981	258,646
Manpower Inc.	5,506	256,029
Advanced Fibre Communications Inc.[1]	11,617	255,923
Del Monte Foods Co.[1]	22,745	255,881
Downey Financial Corp.	4,822	255,084
Lancaster Colony Corp.	6,306	254,762
Viad Corp.	10,427	252,021
Readers Digest Association Inc. (The)	17,852	251,356
Loews Corporation—Carolina Group	9,088	248,557
Dynegy Inc. Class A1	62,593	247,868
La-Z-Boy Inc.	11,310	246,106
American Axle & Manufacturing Holdings Inc.[1]	6,659	245,384
Media General Inc. Class A	3,645	245,236
Blyth Inc.	7,495	244,862
Neurocrine Biosciences Inc.[1]	4,114	243,137
Navistar International Corp.[1]	5,261	241,217
Henry Schein Inc.[1]	3,376	241,114
Premcor Inc.[1]	7,709	238,748
American Financial Group Inc.	7,961	237,477
Pride International Inc.[1]	13,871	236,639
Valeant Pharmaceuticals International	9,847	235,048
Florida Rock Industries Inc.	5,555	234,143
FNB Corp. (Florida)	10,582	233,862
Cypress Semiconductor Corp.[1]	11,254	230,369
Maxtor Corp.[1]	28,204	229,863
Reinsurance Group of America Inc.	5,556	227,629
CheckFree Corp.[1]	7,695	226,695
National-Oilwell Inc.[1]	7,737	218,802
Applied Micro Circuits Corp.[1]	37,924	218,063
UnitedGlobalCom Inc. Class A1	25,566	217,055
VeriSign Inc.[1]	13,040	216,334
Smith International Inc.[1]	4,010	214,575
American National Insurance Co.	2,387	213,613
Big Lots Inc.[1]	14,670	212,715
Integrated Device Technology Inc.[1]	14,126	211,890
Avery Dennison Corp.	3,374	209,897
International Flavors & Fragrances Inc.	5,897	209,343
Rowan Companies Inc.[1]	9,915	209,107
Legg Mason Inc.	2,208	204,858
Regis Corp.	4,587	203,846
Western Gas Resources Inc.	4,003	203,553
Novellus Systems Inc.[1]	6,401	203,488
AMETEK Inc.	7,840	201,018
Instinet Group Inc.[1]	28,058	197,809

128	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
AVX Corp.	11,978	$197,517
Delta Air Lines Inc.	24,933	197,469
Tidewater Inc.	7,015	197,332
Hovnanian Enterprises Inc. Class A1	4,572	197,282
Hunt (J.B.) Transport Services Inc.[1]	6,964	196,176
Alleghany Corp.[1]	790	195,441
Renal Care Group Inc.[1]	4,234	193,748
Tootsie Roll Industries Inc.	5,266	192,520
CBRL Group Inc.	4,762	188,766
Health Net Inc.[1]	7,554	188,321
First National Bankshares of Florida	10,582	185,926
Hearst-Argyle Television Inc.	6,873	184,815
LNR Property Corp.	3,441	184,197
Outback Steakhouse Inc.	3,779	184,037
Human Genome Sciences Inc.[1]	14,679	183,928
Radio One Inc. Class D1	9,907	183,280
Westport Resources Corp.[1]	5,490	181,115
Cousins Properties Inc.	5,497	180,247
Darden Restaurants Inc.	7,154	177,348
Pepsi Bottling Group Inc.	5,899	175,495
Capitol Federal Financial	4,824	173,182
Affiliated Computer Services Inc. Class A1	3,233	167,793
PanAmSat Corp.[1]	6,808	166,660
Worthington Industries Inc.	8,677	166,338
WellChoice Inc.[1]	4,488	165,607
Scholastic Corp.[1]	6,058	165,081
Community Health Systems Inc.[1]	5,921	164,781
Equifax Inc.	6,296	162,563
Meredith Corp.	3,119	157,697
Brocade Communications Systems Inc.[1]	23,614	157,269
Timken Co. (The)	6,722	156,152
BOK Financial Corp.[1]	3,775	154,775
Diamond Offshore Drilling Inc.	6,244	151,042
Synovus Financial Corp.	6,028	147,385
Regal Entertainment Group Class A	6,667	146,541
Applera Corp. – Applied Biosystems Group	7,387	146,115
Winn-Dixie Stores Inc.	19,111	145,244
CNA Financial Corp.[1]	5,235	144,277
Protein Design Labs Inc.[1]	5,872	139,871
Student Loan Corp.	899	139,354
Lamar Advertising Co.[1]	3,444	138,518
Rite Aid Corp.[1]	25,102	136,555
IDT Corp.[1]	6,801	135,136
First Bancorp	3,200	133,120
Crown Castle International Corp.[1]	10,470	132,236
Ball Corp.	1,943	131,697
Michaels Stores Inc.	2,692	130,885
SunGard Data Systems Inc.[1]	4,664	127,794
Wynn Resorts Ltd.[1]	3,600	126,000
Wesco Financial Corp.	323	125,001
Texas Genco Holdings Inc.	3,432	122,694
Steelcase Inc. Class A	9,254	120,302
Bard (C.R.) Inc.	1,221	119,218
Performance Food Group Co.[1]	3,444	118,301
Emulex Corp.[1]	5,485	116,776
Pall Corp.	5,018	113,858
Jabil Circuit Inc.[1]	3,862	113,659
Varco International Inc.[1]	6,282	113,139
Werner Enterprises Inc.	5,908	111,957
Chesapeake Energy Corp.	8,193	109,786
Alliant Techsystems Inc.[1]	1,997	108,637
Pier 1 Imports Inc.	4,520	107,124
Church & Dwight Co. Inc.	2,451	106,153
Acxiom Corp.	4,816	105,759
Andrx Group[1]	3,858	104,938
Molex Inc.	3,441	104,572
Laboratory Corp. of America Holdings[1]	2,608	102,364
Commerce Bancorp Inc.	1,549	102,048
ITT Industries Inc.	1,315	100,374
BMC Software Inc.[1]	5,071	99,138
Blockbuster Inc.	5,525	96,687
LaBranche & Co. Inc.	8,607	96,484
WebMD Corp.[1]	10,404	92,492
Symbol Technologies Inc.	6,564	90,583
United States Cellular Corp.[1]	2,279	88,083
Key Energy Services Inc.[1]	7,974	87,714
GTECH Holdings Corp.	1,425	84,274
Friedman, Billings, Ramsey Group, Inc. Class A	3,043	82,131
O’Reilly Automotive Inc.[1]	2,034	81,441

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Shares	Value
Interactive Data Corp.[1]	4,430	$78,765
Odyssey Re Holdings Corp.	2,897	78,219
DST Systems Inc.[1]	1,713	77,685
Rent-A-Center Inc.[1]	2,308	76,141
DoubleClick Inc.[1]	6,568	73,890
International Speedway Corp. Class A	1,570	73,790
Jacobs Engineering Group Inc.[1]	1,646	73,412
Estee Lauder Companies Inc. Class A	1,646	72,984
Network Associates Inc.[1]	3,989	71,802
Univision Communications Inc. Class A1	2,141	70,674
Southern Peru Copper Corp.	1,722	69,655
Cox Radio Inc. Class A1	3,205	68,266
Cablevision Systems Corp.[1]	2,939	67,244
Swift Transportation Co. Inc.[1]	3,755	64,473
Avocent Corp.[1]	1,750	64,382
Donaldson Co. Inc.	2,181	57,862
Entravision Communications Corp.[1]	5,969	53,542
Universal Health Services Inc. Class B	984	45,333
Harte-Hanks Inc.	1,793	41,992
Cooper Cameron Corp.[1]	908	39,997
Entercom Communications Corp.[1]	797	36,080
BISYS Group Inc. (The)[1]	1,884	31,576
Claire’s Stores Inc.	1,375	28,655
Talbots Inc. (The)	748	26,763
Grant Prideco Inc.[1]	1,652	25,606
MSC Industrial Direct Co. Inc. Class A	803	24,050
Steris Corp.[1]	905	23,349
Global Payments Inc.	405	18,257
West Corp.[1]	250	6,225

TOTAL COMMON STOCKS (Cost: $351,170,222)		400,092,978

SHORT-TERM INVESTMENTS – 13.32%

MONEY MARKET FUNDS – 5.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	14,869,892	14,869,892
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	4,789,316	4,789,316

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund[2]	224,178	$224,178
Short-Term Investment Co.-Liquid Assets Money Market Portfolio[2]	1,116,373	1,116,373

		20,999,759
FLOATING RATE NOTES – 2.64%

Beta Finance Inc.
1.05%, 05/20/04[2,4]	$217,696	217,692
1.05%, 09/15/04[2,4]	435,392	435,373
1.06%, 10/12/04[2,4]	217,696	217,685
1.14%, 08/23/04[2,4]	217,696	217,770
CC USA Inc.
1.05%, 04/19/04[2,4]	191,573	191,572
1.06%, 05/24/04[2,4]	435,392	435,387
1.09%, 07/15/04[2,4]	217,696	217,719
1.51%, 02/15/05[2,4]	283,005	283,399
Dorada Finance Inc.
1.04%, 07/01/04[2]	152,387	151,987
1.05%, 05/20/04[2,4]	435,392	435,384
1.24%, 08/09/04[2]	108,848	108,842
1.48%, 01/18/05[2,4]	326,544	326,531
Five Finance Inc.
1.06%, 04/15/04[2,4]	217,696	217,696
HBOS Treasury Services PLC
1.10%, 04/22/05[2]	435,392	435,392
Holmes Financing PLC
1.05%, 04/15/04[2]	43,539	43,539
K2 USA LLC
1.05%, 08/16/04[2,4]	108,848	108,842
1.05%, 09/27/04[2,4]	470,224	470,189
1.06%, 04/13/04[2]	217,696	217,696
1.06%, 05/17/04[2]	217,696	217,695
1.46%, 01/12/05[2,4]	217,696	217,679
Links Finance LLC
1.05%, 06/28/04[2]	217,696	217,686
1.06%, 05/04/04[2]	217,696	217,695
1.06%, 07/20/04[2]	174,157	174,146
Nationwide Building Society
1.09%, 07/23/04[2,4]	326,544	326,544
1.11%, 12/28/04[2,4]	435,392	435,392

130	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Northern Rock PLC
1.11%, 01/13/05[2,4]	$413,623	$413,623
Permanent Financing PLC
1.04%, 03/10/05[2]	435,392	435,392
1.05%, 12/10/04[2]	217,696	217,696
Sigma Finance Inc.
1.05%, 07/01/04[2]	217,696	217,683
1.06%, 07/20/04[2]	217,696	217,683
1.09%, 10/07/04[2]	435,392	435,348
1.24%, 08/06/04[2]	108,848	108,845
Tango Finance Corp.
1.05%, 01/18/05[2,4]	191,573	191,557
1.06%, 07/15/04[2,4]	130,618	130,605
1.07%, 02/25/05[2,4]	243,820	243,776
1.10%, 07/06/04[2,4]	130,618	130,614
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	217,696	217,676
1.32%, 02/04/05[2,4]	108,848	108,830
White Pine Finance LLC
1.04%, 08/26/04[2,4]	217,696	217,683
1.05%, 11/15/04[2,4]	261,235	261,235
1.06%, 04/20/04[2,4]	217,696	217,696
1.06%, 07/06/04[2,4]	261,235	261,229

		10,566,703
COMMERCIAL PAPER – 2.44%

Alpine Securitization Corp.
1.03%, 04/14/04[2]	204,634	204,559
1.03%, 04/20/04[2]	217,696	217,578
1.03%, 04/23/04[2]	256,882	256,720
1.03%, 04/26/04[2]	217,696	217,540
Amsterdam Funding Corp.
1.03%, 05/05/04[2]	176,334	176,162
Barton Capital Corp.
1.03%, 04/02/04[2]	226,879	226,872
Blue Ridge Asset Funding Corp.
1.02%, 04/23/04[2]	130,618	130,536
1.03%, 05/21/04[2]	217,696	217,385
Corporate Asset Funding
1.05%, 05/21/04[2]	226,404	226,075
Corporate Receivables Corp.
1.03%, 04/07/04[2]	217,696	217,659
1.04%, 06/03/04[2]	435,392	434,600
Delaware Funding Corp.
1.03%, 04/02/04[2]	217,696	217,690
1.03%, 05/05/04[2]	326,906	326,588
1.03%, 05/21/04[2]	108,848	108,692
Edison Asset Securitization
1.07%, 09/21/04[2]	217,696	216,577
Eureka Securitization Inc.
1.03%, 05/25/04[2]	87,078	86,944
1.04%, 04/14/04[2]	261,235	261,137
Falcon Asset Securitization
1.03%, 04/15/04[2]	261,640	261,536
1.03%, 04/22/04[2]	256,882	256,727
1.03%, 04/30/04[2]	217,696	217,516
Galaxy Funding Inc.
1.05%, 05/17/04[2]	217,696	217,406
Gemini Securitization Corp.
1.03%, 04/20/04[2]	130,705	130,634
1.03%, 04/23/04[2]	251,600	251,442
1.03%, 04/30/04[2]	152,575	152,448
1.03%, 05/24/04[2]	108,848	108,683
1.04%, 04/19/04[2]	108,848	108,791
GIRO Funding US Corp.
1.05%, 05/19/04[2]	108,848	108,696
Jupiter Securitization Corp.
1.03%, 04/16/04[2]	435,392	435,206
1.03%, 04/19/04[2]	587,780	587,477
1.03%, 04/28/04[2]	261,235	261,034
1.03%, 04/30/04[2]	370,845	370,538
Liberty Street Funding Corp.
1.04%, 04/08/04[2]	152,544	152,513
1.05%, 04/05/04[2]	176,334	176,313
Polonius Inc.
1.04%, 05/21/04[2]	251,874	251,511
Preferred Receivables
Funding Corp.
1.03%, 04/19/04[2]	457,162	456,926
1.04%, 04/23/04[2]	500,701	500,384
1.04%, 05/20/04[2]	108,848	108,694
Receivables Capital Corp.
1.04%, 04/14/04[2]	191,573	191,501

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2004

Security	Principal	Value
Scaldis Capital LLC
1.05%, 06/30/04[2]	$155,870	$155,462
Thames Asset Global Securitization No. 1 Inc.
1.03%, 04/19/04[2]	217,696	217,584
Thunder Bay Funding Inc.
1.03%, 04/19/04[2]	138,477	138,405
1.04%, 04/29/04[2]	196,101	195,943

		9,756,684
TIME DEPOSITS – 2.08%
Abbey National Treasury Services PLC
1.08%, 04/01/04[2]	1,523,873	1,523,873
1.33%, 02/10/05[2]	217,696	217,668
1.39%, 02/02/05[2]	217,696	217,669
1.40%, 10/25/04[2]	435,392	435,350
Bank of New York
1.39%, 11/01/04[2]	435,392	435,367
Bank of Nova Scotia
1.24%, 10/07/04[2]	326,544	326,527
1.42%, 10/29/04[2]	326,544	326,558
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	326,544	326,519
1.38%, 11/22/04[2]	108,848	108,854
1.40%, 10/29/04[2]	435,392	435,386
National City Bank (Cleveland, Ohio)
1.02%, 04/01/04[2]	653,089	653,089
Toronto-Dominion Bank
1.04%, 06/22/04[2]	108,848	108,848
1.22%, 03/23/05[2]	761,937	761,806
1.34%, 02/10/05[2]	174,157	174,135
1.41%, 11/01/04[2]	326,544	326,525
UBS Finance (Delaware)
1.06%, 04/01/04[2]	870,785	870,785
1.10%, 09/08/04[2]	435,392	433,264
1.11%, 12/17/04[2]	653,089	647,853

		8,330,076
REPURCHASE AGREEMENTS – 0.65%

Bank of America, NA
1.06%, 04/01/04[2]	870,785	870,785
Goldman, Sachs & Co.
1.08%, 04/01/04[2]	1,741,569	1,741,569

		2,612,354
U.S. GOVERNMENT AGENCY NOTES – 0.27%

Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	326,544	326,117
1.28%, 08/19/04[2]	174,157	173,290
Federal National Mortgage Association
1.28%, 08/20/04[2]	566,010	563,172

		1,062,579

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,328,155)		53,328,155

TOTAL INVESTMENTS IN SECURITIES – 113.25% (Cost $404,498,377)		453,421,133

Other Assets, Less Liabilities – (13.25%)		(53,038,065)

NET ASSETS – 100.00%		$400,383,068

[1]	Non-income earning securities.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

132	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2004

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,587,294,525	$117,356,884	$213,026,792	$593,077,105	$482,510,233	$384,839,169

Affiliates of the investment advisor	$55,372,999	$4,308,799	$8,772,556	$32,362,194	$31,751,344	$19,659,208

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,510,752,932	$121,958,959	$240,475,763	$649,264,124	$551,289,074	$433,761,925
Affiliates of the investment advisor	55,372,999	4,308,799	8,772,556	32,362,194	31,751,344	19,659,208
Receivables:
Investment securities sold	680,162	113,195	227,833	1,005,377	459,898	1,063,707
Dividends and interest	1,693,226	105,629	290,533	667,671	174,200	590,749
Capital shares sold	—	—	—	18,108	—	12,782

Total Assets	1,568,499,319	126,486,582	249,766,685	683,317,474	583,674,516	455,088,371

LIABILITIES
Payables:
Investment securities purchased	1,919,522	209,357	433,685	2,240,512	1,411,091	1,810,816
Collateral for securities on loan (Note 5)	144,041,614	11,630,375	22,533,147	85,985,033	88,398,307	51,295,601
Distribution to shareholders	4,714,788	194,746	848,726	1,697,288	289,087	1,455,154
Advisory fees (Note 2)	475,663	48,392	78,820	195,760	195,755	143,732

Total Liabilities	151,151,587	12,082,870	23,894,378	90,118,593	90,294,240	54,705,303

NET ASSETS	$1,417,347,732	$114,403,712	$225,872,307	$593,198,881	$493,380,276	$400,383,068

Net assets consist of:
Paid-in capital	$1,554,981,720	$123,347,538	$203,172,423	$541,747,864	$438,741,959	$356,565,870
Undistributed net investment income	225,521	12,333	70,330	82,406	22,940	119,182
Accumulated net realized loss	(61,317,916)	(13,558,234)	(4,819,417)	(4,818,408)	(14,163,464)	(5,224,740)
Net unrealized appreciation (depreciation)	(76,541,593)	4,602,075	27,448,971	56,187,019	68,778,841	48,922,756

NET ASSETS	$1,417,347,732	$114,403,712	$225,872,307	$593,198,881	$493,380,276	$400,383,068

Shares outstanding	22,100,000	3,000,000	2,900,000	8,450,000	6,400,000	4,100,000

Net asset value per share	$64.13	$38.13	$77.89	$70.20	$77.09	$97.65

[a]	Securities on loan with market values of $139,099,030, $11,242,708, $21,769,832, $83,364,289, $85,789,456 and $49,628,808, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	133

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2004

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends[a]	$20,460,723	$890,123	$3,429,182	$5,589,000	$1,416,357	$4,726,463
Interest[b]	12,319	609	1,534	3,195	1,637	2,058
Securities lending income[b]	106,514	7,332	12,700	54,104	42,599	34,115

Total investment income	20,579,556	898,064	3,443,416	5,646,299	1,460,593	4,762,636

EXPENSES (Note 2)
Advisory fees	2,365,642	217,413	352,437	711,664	698,777	518,082

Total expenses	2,365,642	217,413	352,437	711,664	698,777	518,082

Net investment income	18,213,914	680,651	3,090,979	4,934,635	761,816	4,244,554

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(18,377,792)	(2,464,419)	(1,454,467)	(3,460,226)	(4,351,808)	(4,295,374)
In-kind redemptions	103,899,765	6,592,579	—	49,327,888	11,054,120	9,102,976

Net realized gain (loss)	85,521,973	4,128,160	(1,454,467)	45,867,662	6,702,312	4,807,602

Net change in unrealized appreciation (depreciation) on investments	258,685,697	17,813,397	43,169,689	73,047,299	82,017,349	64,476,707

Net realized and unrealized gain	344,207,670	21,941,557	$41,715,222	118,914,961	88,719,661	69,284,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$362,421,584	$22,622,208	$44,806,201	$123,849,596	$89,481,477	$73,528,863

[a]	Net of foreign withholding tax of $2,088, $145, $264, $2,392, $1,860 and $1,297, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment advisor. See Note 2.

See notes to financial statements.

134	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund		iShares Russell 3000 Value Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,213,914	$16,552,383	$680,651	$403,493	$3,090,979	$1,759,769
Net realized gain (loss)	85,521,973	(65,574,448)	4,128,160	(6,539,314)	(1,454,467)	(1,686,892)
Net change in unrealized appreciation (depreciation)	258,685,697	(256,539,549)	17,813,397	(7,131,915)	43,169,689	(20,709,017)

Net increase (decrease) in net assets resulting from operations	362,421,584	(305,561,614)	22,622,208	(13,267,736)	44,806,201	(20,636,140)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,369,578)	(16,410,948)	(695,739)	(377,724)	(3,080,793)	(1,695,779)
Return of capital	(55,483)	—	—	—	—	—

Total distributions to shareholders	(18,425,061)	(16,410,948)	(695,739)	(377,724)	(3,080,793)	(1,695,779)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	688,771,737	1,912,763,393	58,216,397	43,245,935	86,169,516	56,990,205
Cost of shares redeemed	(600,560,974)	(1,966,586,993)	(23,145,440)	—	—	(3,392,837)

Net increase (decrease) in net assets from capital share transactions	88,210,763	(53,823,600)	35,070,957	43,245,935	86,169,516	53,597,368

INCREASE (DECREASE) IN NET ASSETS	432,207,286	(375,796,162)	56,997,426	29,600,475	127,894,924	31,265,449

NET ASSETS:
Beginning of year	985,140,446	1,360,936,608	57,406,286	27,805,811	97,977,383	66,711,934

End of year	$1,417,347,732	$985,140,446	$114,403,712	$57,406,286	$225,872,307	$97,977,383

Undistributed net investment income included in net assets at end of year	$225,521	$696,614	$12,333	$30,846	$70,330	$105,311

SHARES ISSUED AND REDEEMED:
Shares sold	11,150,000	38,700,000	1,600,000	1,300,000	1,150,000	900,000
Shares redeemed	(9,900,000)	(39,150,000)	(600,000)	—	—	(50,000)

Net increase (decrease) in shares outstanding	1,250,000	(450,000)	1,000,000	1,300,000	1,150,000	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	135

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund		iShares Russell Midcap Value Index Fund
	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003	For the year ended March 31, 2004	For the year ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,934,635	$1,543,348	$761,816	$161,251	$4,244,554	$1,798,490
Net realized gain (loss)	45,867,662	123,128	6,702,312	(9,721,862)	4,807,602	340,781
Net change in unrealized appreciation (depreciation)	73,047,299	(18,187,418)	82,017,349	(12,736,378)	64,476,707	(18,943,733)

Net increase (decrease) in net assets resulting from operations	123,849,596	(16,520,942)	89,481,477	(22,296,989)	73,528,863	(16,804,462)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,817,304)	(1,368,806)	(755,204)	(140,691)	(4,095,678)	(1,668,357)
Return of capital	(120,633)	—	—	—	(114,083)	—

Total distributions to shareholders	(4,937,937)	(1,368,806)	(755,204)	(140,691)	(4,209,761)	(1,668,357)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	451,799,487	180,731,023	306,637,115	61,393,587	247,878,835	86,530,245
Cost of shares redeemed	(171,266,083)	(17,828,437)	(18,456,546)	(3,329,049)	(22,040,761)	(17,074,388)

Net increase in net assets from capital share transactions	280,533,404	162,902,586	288,180,569	58,064,538	225,838,074	69,455,857

INCREASE IN NET ASSETS	399,445,063	145,012,838	376,906,842	35,626,858	295,157,176	50,983,038

NET ASSETS:
Beginning of year	193,753,818	48,740,980	116,473,434	80,846,576	105,225,892	54,242,854

End of year	$593,198,881	$193,753,818	$493,380,276	$116,473,434	$400,383,068	$105,225,892

Undistributed net investment income included in net assets at end of year	$82,406	$180,468	$22,940	$22,347	$119,182	$147,882

SHARES ISSUED AND REDEEMED:
Shares sold	7,050,000	3,650,000	4,450,000	1,150,000	2,750,000	1,200,000
Shares redeemed	(2,700,000)	(350,000)	(300,000)	(50,000)	(250,000)	(250,000)

Net increase in shares outstanding	4,350,000	3,300,000	4,150,000	1,100,000	2,500,000	950,000

See notes to financial statements.

136	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$47.25	$63.89	$63.69	$76.23

Income from investment operations:
Net investment income	0.90	0.90	0.65	0.51
Net realized and unrealized gain (loss)	16.90	(16.65)	0.19	(12.56)

Total from investment operations	17.80	(15.75)	0.84	(12.05)

Less distributions from:
Net investment income	(0.92)	(0.89)	(0.64)	(0.48)
Net realized gain	—	—	—	(0.01)
Return of capital	(0.00)[5]	—	—	—

Total distributions	(0.92)	(0.89)	(0.64)	(0.49)

Net asset value, end of period	$64.13	$47.25	$63.89	$63.69

Total return	37.86%	(24.73)%	1.35%	(15.90)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,417,348	$985,140	$1,360,937	$388,509
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.54%	1.53%	1.20%	1.09%
Portfolio turnover rate[4]	4%	5%	6%	3%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $(0.01).

See notes to financial statements.

FINANCIAL HIGHLIGHTS	137

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$28.70	$39.72	$40.70	$68.63

Income from investment operations:
Net investment income	0.25	0.23	0.20	0.06
Net realized and unrealized gain (loss)	9.44	(11.03)	(0.99)	(27.93)

Total from investment operations	9.69	(10.80)	(0.79)	(27.87)

Less distributions from:
Net investment income	(0.26)	(0.22)	(0.19)	(0.06)
Net realized gain	—	—	—	(0.00)[5]

Total distributions	(0.26)	(0.22)	(0.19)	(0.06)

Net asset value, end of period	$38.13	$28.70	$39.72	$40.70

Total return	33.84%	(27.21)%	(1.95)%	(40.62)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$114,404	$57,406	$27,806	$20,351
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.78%	0.83%	0.47%	0.20%
Portfolio turnover rate[4]	11%	15%	18%	3%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Rounds to less than $0.01.

See notes to financial statements.

138	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$55.99	$74.12	$71.59	$69.91

Income from investment operations:
Net investment income	1.43	1.21	1.25	0.83
Net realized and unrealized gain (loss)	21.94	(18.13)	2.50	1.71

Total from investment operations	23.37	(16.92)	3.75	2.54

Less distributions from:
Net investment income	(1.47)	(1.21)	(1.22)	(0.77)
Net realized gain	—	—	—	(0.09)

Total distributions	(1.47)	(1.21)	(1.22)	(0.86)

Net asset value, end of period	$77.89	$55.99	$74.12	$71.59

Total return	42.04%	(22.92)%	5.34%	3.60%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$225,872	$97,977	$66,712	$32,216
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	2.19%	2.20%	1.79%	1.67%
Portfolio turnover rate[4]	13%	16%	15%	4%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	139

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	0.77	0.60	0.46
Net realized and unrealized gain (loss)	22.98	(13.67)	1.32

Total from investment operations	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(0.79)	(0.60)	(0.40)
Return of capital	(0.02)	—	—

Total distributions	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$70.20	$47.26	$60.93

Total return	50.47%	(21.50)%	3.08%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.39%	1.50%	1.40%
Portfolio turnover rate[4]	7%	15%	7%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

140	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.15	0.09	0.03
Net realized and unrealized gain (loss)	25.33	(18.54)	(2.77)

Total from investment operations	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.16)	(0.08)	(0.02)

Total distributions	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$77.09	$51.77	$70.30

Total return	49.25%	(26.24)%	(3.75)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.27%	0.20%	0.08%
Portfolio turnover rate[4]	10%	31%	5%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	141

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	1.49	1.35	1.02
Net realized and unrealized gain (loss)	31.94	(17.70)	4.49

Total from investment operations	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(1.51)	(1.33)	(0.92)
Return of capital	(0.04)	—	—

Total distributions	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$97.65	$65.77	$83.45

Total return	51.17%	(19.69)%	7.14%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	2.05%	2.24%	1.91%
Portfolio turnover rate[4]	10%	24%	6%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for the periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2004, the Trust offered 61 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, and iShares Russell Midcap Value Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

NOTES TO THE FINANCIAL STATEMENTS	143

Notes to the Financial Statements (Continued)

iSHARES® TRUST

At March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Russell 3000	$—	$(91,746,025)	$(45,887,963)	$(137,633,988)
Russell 3000 Growth	9,075	4,166,511	(13,119,412)	(8,943,826)
Russell 3000 Value	4,078	24,990,857	(2,295,051)	22,699,884
Russell Midcap	—	54,383,381	(2,932,364)	51,451,017
Russell Midcap Growth	21,910	66,842,963	(12,226,556)	54,638,317
Russell Midcap Value	—	47,099,885	(3,282,687)	43,817,198

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the year ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2004.

From November 1, 2003 to March 31, 2004, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2005.

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 3000	$924,941
Russell 3000 Growth	3,458

144	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards at March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Total
Russell 3000	$21,789,321	$14,801,082	$8,372,619	$44,963,022
Russell 3000 Growth	4,176,050	6,607,675	2,332,229	13,115,954
Russell 3000 Value	605,073	1,545,605	144,373	2,295,051
Russell Midcap	66,369	1,282,837	1,583,158	2,932,364
Russell Midcap Growth	40,231	10,035,874	2,150,451	12,226,556
Russell Midcap Value	30,986	477,717	2,773,984	3,282,687

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2004, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2004 are disclosed in the Funds’ Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at March 31, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at March 31, 2004. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

NOTES TO THE FINANCIAL STATEMENTS	145

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Midcap	0.20%
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$107,273
Russell 3000 Growth	7,394
Russell 3000 Value	12,820
Russell Midcap	54,580
Russell Midcap Growth	43,009
Russell Midcap Value	34,418

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 of the 1940 Act, the Funds executed cross trades for the year ended March 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment

146	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the year ended March 31, 2004, including interest income were as follows:

Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
iShares Russell 3000 Index Fund
IMMF	894	234,240	229,258	5,876	$5,876,126	$10,120
iShares Russell 3000 Growth Index Fund
IMMF	35	13,749	13,472	312	312,265	609
iShares Russell 3000 Value Index Fund
IMMF	128	31,800	30,898	1,030	1,029,602	1,404
iShares Russell Midcap Index Fund
IMMF	154	70,768	68,105	2,817	2,817,245	3,078
iShares Russell Midcap Growth Index Fund
IMMF	51	32,501	31,177	1,375	1,375,125	1,448
iShares Russell Midcap Value Index Fund
IMMF	134	41,284	39,385	2,033	2,032,553	1,840

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Funds’ holdings of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Funds also invested in the PMMF for purposes of investing collateral from securities lending.

As of March 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2004 were as follows:

Ishares Index Fund	Purchases	Sales
Russell 3000	$43,760,170	$43,718,213
Russell 3000 Growth	9,584,211	9,595,846
Russell 3000 Value	17,967,002	17,873,509
Russell Midcap	26,224,453	25,428,853
Russell Midcap Growth	28,632,943	28,519,296
Russell Midcap Value	22,019,138	21,361,054

NOTES TO THE FINANCIAL STATEMENTS	147

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2004 were as follows:

Ishares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$688,030,815	$600,025,353
Russell 3000 Growth	58,172,732	23,126,544
Russell 3000 Value	86,032,652	—
Russell Midcap	479,576,699	200,089,201
Russell Midcap Growth	334,627,946	46,660,967
Russell Midcap Value	262,245,501	37,239,088

At March 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Ishares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$1,657,871,956	$78,848,023	$(170,594,048)	$(91,746,025)
Russell 3000 Growth	122,101,247	9,127,409	(4,960,898)	4,166,511
Russell 3000 Value	224,257,462	29,330,923	(4,340,066)	24,990,857
Russell Midcap	627,242,937	62,673,953	(8,290,572)	54,383,381
Russell Midcap Growth	516,197,455	73,775,229	(6,932,266)	66,842,963
Russell Midcap Value	406,321,248	50,120,152	(3,020,267)	47,099,885

4. CAPITAL SHARE TRANSACTIONS

At March 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

148	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at March 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	149

Report Of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series (the “Funds”), as listed on the table of contents, at March 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2004

150	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2004 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 3000	100.00%
Russell 3000 Growth	100.00
Russell 3000 Value	99.99
Russell Midcap	95.62
Russell Midcap Growth	100.00
Russell Midcap Value	90.74

Qualified dividend income received by the Funds through March 31, 2004 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 are as follows:

iShares Index Fund	Qualified Dividend Income
Russell 3000	$18,014,635
Russell 3000 Growth	826,341
Russell 3000 Value	2,876,816
Russell Midcap	4,062,504
Russell Midcap Growth	1,387,769
Russell Midcap Value	3,298,449

TAX INFORMATION	151

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the ishares fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: July 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.96%
Between 0.5% and – 0.5%	914	97.54
Less than – 0.5% and Greater than – 1.0%	10	1.07
Less than – 1.0%	4	0.43

	937	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: October 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	15	1.72%
Between 0.5% and – 0.5%	839	95.99
Less than – 0.5% and Greater than – 1.0%	15	1.72
Less than – 1.0%	5	0.57

	874	100.00%

152	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: October 1, 2000 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5%	4	0.46%
Between 0.5% and – 0.5%	856	97.94
Less than – 0.5% and Greater than – 1.0%	9	1.03
Less than – 1.0%	5	0.57

	874	100.00%

iShares Russell Midcap Index Fund

Period Covered: October 1, 2001 through March 31, 2004

	Number of days	Percentage of Total Days
Greater than 0.5%	6	0.96%
Between 0.5% and – 0.5%	613	97.92
Less than – 0.5% and Greater than – 1.0%	5	0.80
Less than – 1.0%	2	0.32

	626	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: October 1, 2001 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.16%
Greater than 0.5% and Less than 1.0%	11	1.76
Between 0.5% and – 0.5%	606	96.80
Less than – 0.5% and Greater than – 1.0%	7	1.12
Less than – 1.0%	1	0.16

	626	100.00%

iShares Russell Midcap Value Index Fund

Period Covered: October 1, 2001 through March 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.48%
Between 0.5% and – 0.5%	619	98.87
Less than – 0.5%	4	0.65

	626	100.00%

SUPPLEMENTAL INFORMATION	153

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 87 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 114 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).
*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.
*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003): Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor and BGI, the parent company of BGFA.

154	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker(65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Bailard, Biehl and Kaiser, Inc. (since 1985); California Casualty Group of Insurance Companies (since 1978); Continental Airlines, Inc. (since 1996); Community First Financial Group (since 1995); Dresdner/RCM Mutual Funds (1994-2002); Tyon Ranch Company (since 1999).

W. Allen Reed (56)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughs Medical Institute.

TRUSTEE INFORMATION	155

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe(1997-2000).	None.

156	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	157

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds	iShares Russell Index Funds
S&P 1500 (ISI)	Russell 3000 (IWV)
S&P 500 (IVV)	Russell 3000 Growth (IWZ)
S&P 500/BARRA Growth (IVW)	Russell 3000 Value (IWW)
S&P 500/BARRA Value (IVE)	Russell 1000 (IWB)
S&P MidCap 400 (IJH)	Russell 1000 Growth (IWF)
S&P MidCap 400/BARRA Growth (IJK)	Russell 1000 Value (IWD)
S&P MidCap 400/BARRA Value (IJJ)	Russell Midcap (IWR)
S&P SmallCap 600 (IJR)	Russell Midcap Growth (IWP)
S&P SmallCap 600/BARRA Growth (IJT)	Russell Midcap Value (IWS)
S&P SmallCap 600/BARRA Value (IJS)	Russell 2000 (IWM)
S&P 100 (OEF)	Russell 2000 Growth (IWO)
Russell 2000 Value (IWN)
iShares Sector and Specialty Index Funds
Cohen & Steers Realty Majors (ICF)	iShares Nyse Index Funds
Dow Jones U.S. Basic Materials Sector (IYM)	NYSE 100 (NY)
Dow Jones U.S. Consumer Cyclical Sector (IYC)	NYSE Composite (NYC)
Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
Dow Jones U.S. Energy Sector (IYE)	iShares International Index Funds
Dow Jones U.S. Financial Sector (IYF)	MSCI Australia (EWA)
Dow Jones U.S. Financial Services (IYG)	MSCI Austria (EWO)
Dow Jones U.S. Healthcare Sector (IYH)	MSCI Belgium (EWK)
Dow Jones U.S. Industrial Sector (IYJ)	MSCI Brazil (EWZ)
Dow Jones U.S. Real Estate (IYR)	MSCI Canada (EWC)
Dow Jones Select Dividend (DVY)	MSCI EAFE (EFA)
Dow Jones U.S. Technology Sector (IYW)	MSCI Emerging Markets (EEM)
Dow Jones U.S. Telecommunications Sector (IYZ)	MSCI EMU (EZU)
Dow Jones U.S. Total Market (IYY)	MSCI France (EWQ)
Dow Jones Transportation Average (IYT)	MSCI Germany (EWG)
Dow Jones U.S. Utilities Sector (IDU)	MSCI Hong Kong (EWH)
Goldman Sachs Natural Resources (IGE)	MSCI Italy (EWI)
Goldman Sachs Networking (IGN)	MSCI Japan (EWJ)
Goldman Sachs Semiconductor (IGW)	MSCI Malaysia (EWM)
Goldman Sachs Software (IGV)	MSCI Mexico (EWW)
Goldman Sachs Technology (IGM)	MSCI Netherlands (EWN)
Nasdaq Biotechnology (IBB)	MSCI Pacific ex-Japan (EPP)
S&P Global Energy Sector (IXC)	MSCI Singapore (EWS)
S&P Global Financials Sector (IXG)	MSCI South Africa (EZA)
S&P Global Healthcare Sector (IXJ)	MSCI South Korea (EWY)
S&P Global Technology Sector (IXN)	MSCI Spain (EWP)
S&P Global Telecommunications Sector (IXP)	MSCI Sweden (EWD)
MSCI Switzerland (EWL)
iShares Bond Funds	MSCI Taiwan (EWT)
Lehman Aggregate (AGG)	MSCI United Kingdom (EWU)
Lehman TIPS (TIP)	S&P Europe 350 (IEV)
Lehman 1-3 Year Treasury (SHY)	S&P Global 100 (IOO)
Lehman 7-10 Year Treasury (IEF)	S&P Latin America 40 (ILF)
Lehman 20+ Year Treasury (TLT)	S&P/TOPIX 150 (ITF)
GS $ InvesTop™ Corporate (LQD)

An investment in the fund(s) is not insured or guaranteed by the federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

This advertising section does not constitute part of the 2004 Annual Report.

158	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distributions Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

Investing involves risk, including possible loss of principal.

© 2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service marks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

[GRAPHIC APPEARS HERE]

Item 1.	Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

Item 2.	Code of Ethics.

As of March 31, 2004, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended March 31, 2004, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 11(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), and 4(d) relate to the thirty-three series of the Registrant for which the fiscal year-end is March 31, 2004 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $301,500 and $376,500 for the fiscal years ended March 31, 2003 and March 31, 2004, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2003 and March 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $174,118 and $178,200 for the fiscal years ended March 31, 2003 and March 31, 2004, respectively. A small portion of the aggregate fees billed for the fiscal year ended March 31, 2003 were for services rendered in relation to the closing of the iShares S&P/TSE 60 Index Fund, a series of the Registrant, which was closed in December 2002.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2003 and March 31, 2004 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in September 2003, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2004 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years ended March 31, 2003 and March 31, 2004 were $1,913,482, and $589,470, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph

(c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Schedule of Investments.

Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) Not applicable.

Item 11.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: July 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: July 16, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer Date: July 16, 2004